HARTFORD LEADERS SELECT

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085

ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293

[TELEPHONE 1-800-862-6668 (CONTRACT OWNERS)
ICON]
      1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER WWW.HARTFORDINVESTOR.COM
ICON]

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series III of Hartford Leaders Select variable annuity. This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  AIM Variable Insurance Funds

X  AllianceBernstein Variable Products Series Fund, Inc.

X  Fidelity Variable Insurance Products Funds

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford HLS Series Fund II, Inc.

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.

X  MFS(R) Variable Insurance Trust

X  Oppenheimer Variable Account Funds

X  Putnam Variable Trust

X  The Universal Institutional Funds, Inc.

X  Wells Fargo Variable Trust Funds

Please see Appendix C (Fund Data) for additional information. This prospectus refers to several Contract options that differ most significantly in terms of sales charges, if any, and Mortality and Expense Risk charges. As used throughout this prospectus, the Access contract version has no sales charge; Core has a 7 year contingent deferred sales charge (CDSC); Outlook has a 4 year CDSC; and Plus is a bonus annuity with a 8 year CDSC. The amount of the bonus may be more than offset by additional charges. Because of these higher charges, there could be circumstances where you may be worse off purchasing a bonus Contract than purchasing other Contracts variations. The form of Contract selected will be identified on your application and Contract. Not every contract variation may be available from your Financial Intermediary.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2011

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                        13
   The Company                                                                13
   The Separate Account                                                       13
   The Funds                                                                  13
   Fixed Accumulation Feature                                                 15
4. PERFORMANCE RELATED INFORMATION                                            16
5. THE CONTRACT                                                               16
   a. Purchases and Contract Value                                            16
   b. Charges and Fees                                                        25
   c. Surrenders                                                              27
   d. Annuity Payouts                                                         29
   e. Standard Death Benefits                                                 32
6. OPTIONAL DEATH BENEFITS                                                    35
   a. MAV Plus                                                                35
7. MISCELLANEOUS                                                              37
   a. Glossary                                                                37
   b. State Variations                                                        40
   c. More Information                                                        42
   d. Legal Proceedings                                                       43
   e. How Contracts Are Sold                                                  43
8. FEDERAL TAX CONSIDERATIONS                                                 45
9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                       51
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      59
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - COMPARISON AND FUND DATA                                    APP C-1
APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP D-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST                              APP E-1
APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION                   APP F-1
APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II                   APP G-1


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                                                                           3

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity provides:

X  Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 &
   9)

X  Professional money management (Section 3 & Appendix C)

X Guaranteed fixed or lifetime withdrawal benefits (Sections 2, 5(d) & Appendices D - G)

X  Optional death and/or withdrawal benefits (Section 6 & Appendices D - G)

X  Death benefit protection (Sections 2, 5(e) & 6)

B. HOW TO BUY THIS VARIABLE ANNUITY (Section 5(a))

[Thumbs up]   Choose the contract version right for you. Versions available in this prospectus include:

                                                      SALES CHARGE TYPE
----------------------------------------------------------------------------------------------
ACCESS                                                       None
CORE                                      7 Year - Contingent Deferred Sales Charge
OUTLOOK                                   4 Year - Contingent Deferred Sales Charge
PLUS                                      8 Year - Contingent Deferred Sales Charge

The form of Contract selected will be identified on your application and contract. Not every variation of this variable annuity may be available from your Financial Intermediary. Other available variations for certain Financial Intermediaries are not described in this prospectus.

[Thumbs up]   Choose an optional feature right for you. Options include:

OPTIONAL FEATURE                                     GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights

*   Closed to new investors.

For The Hartford's Lifetime Income Builder Portfolios we require that your Contract Value be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

For The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - G.

 [In writing]    Complete our application or order request and submit it to your
                 Financial Intermediary for approval.
       $         Pay the applicable minimum initial Premium Payment.

4

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
                               QUALIFIED CONTRACT      NON-QUALIFIED CONTRACT
--------------------------------------------------------------------------------
ACCESS                                $2,000                    $10,000
CORE                                  $1,000                     $1,000
OUTLOOK                               $2,000                    $10,000
PLUS                                  $2,000                    $10,000

C. INVESTMENT OPTIONS (Section 3 & Appendix C)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b) & 5(c))

You will pay the following types of fees:

X  Sales charges (vary by Contract version)

X  Contract expenses

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

X Will you use the variable annuity primarily to save for retirement or a similar long-term goal?

X Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?

X Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?

X Do you intend to hold this variable annuity long enough to avoid paying any Surrender charges if you have to withdraw money?

X If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any surrender charges you might have to pay if you withdraw your money before the end of the surrender charge period for the new annuity?

X  Do you need an optional living or Death Benefit?

X If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher Surrender charges, a longer surrender period and higher Mortality and Expense Risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

X  Can you cancel your contract? (Section 5(a))

F. COMMISSIONS PAID FOR SELLING THIS VARIABLE ANNUITY (Section 7(f))

We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are:

ACCESS                                                                        2%
CORE                                                                          7%
OUTLOOK                                                                    5.75%
PLUS                                                                        6.5%

We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                       ACCESS      CORE      OUTLOOK     PLUS
--------------------------------------------------------------------------------
SALES CHARGE IMPOSED ON PURCHASES     None       None       None       None
 (as a percentage of Premium
 Payments)
  $0 - $49,999
  $50,000 - $99,999
  $100,000 - $249,999
  $250,000 - $499,999
  $500,000 - $999,999
  $1,000,000+
CONTINGENT DEFERRED SALES CHARGE (1)  None
(as a percentage of Premium
Payments)
  First Year                                            7%         7%         8%
  Second Year                                           7%         6%         8%
  Third Year                                            7%         5%         8%
  Fourth Year                                           6%         4%         8%
  Fifth Year                                            5%         0%         7%
  Sixth Year                                            4%         0%         6%
  Seventh Year                                          3%         0%         5%
  Eighth Year                                           0%         0%         4%
  Ninth Year                                            0%         0%         0%
SURRENDER FEE (as a percentage of     None       None       None       None
amount Surrendered, if applicable)
TRANSFER FEE                          None       None       None       None

(1)  Each Premium Payment has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                       ACCESS      CORE      OUTLOOK     PLUS
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)               $30        $30        $30        $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as
 a percentage of average daily
 Contract Value)
  Mortality and Expense Risk Charge       1.50%      1.05%      1.45%      1.45%
  Administrative Charge                   0.20%      0.20%      0.20%      0.20%
  Total Separate Account Annual           1.70%      1.25%      1.65%      1.65%
   Expenses
MAXIMUM OPTIONAL CHARGES (as a
percentage of average daily Contract
Value)
  The Hartford's Principal First          0.75%      0.75%      0.75%      0.75%
   Charge (3)(4)

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3)  You may not own more than one of these optional riders at the same time.

(4) Current rider charges are: The Hartford's Lifetime Income Builder II - 0.75%, The Hartford's Principal First - 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

6

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
                                       ACCESS      CORE      OUTLOOK     PLUS
--------------------------------------------------------------------------------
  MAV/MAV Plus Charge                     0.30%      0.30%      0.30%      0.30%
  Total Separate Account Annual
   Expenses with optional benefit
   separate account charges               2.75%      2.30%      2.70%      2.70%
MAXIMUM OPTIONAL CHARGES (3) (as a
 percentage of Payment Base (5)
  The Hartford's Lifetime Income
   Foundation (3)                         0.30%      0.30%      0.30%      0.30%
  The Hartford's Lifetime Income
   Builder II (3)(4)                      0.75%      0.75%      0.75%      0.75%
  The Hartford's Lifetime Income
   Builder Selects (3)(4)
   - Single Life Option                   1.50%      1.50%      1.50%      1.50%
   - Joint/Spousal Life Option            1.50%      1.50%      1.50%      1.50%
  The Hartford's Lifetime Income
  Builder Portfolios (3)(4)
   - Single Life Option                   1.50%      1.50%      1.50%      1.50%
   - Joint/Spousal Life Option            1.50%      1.50%      1.50%      1.50%

(5) Payment Base is defined in the Glossary and described further in applicable optional riders.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.43%              2.22%
(expenses that are deducted from Sub-Account
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses. (6)

(6)  Please see Appendix C for additional information.

THE FOLLOWING TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)

                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund - Series II                            0.95%            0.25%             0.39%           0.04%
 Invesco V.I. Capital Appreciation
  Fund - Series II                            0.62%            0.25%             0.29%            N/A
 Invesco V.I. Capital Development Fund
  - Series II                                 0.75%            0.25%             0.34%            N/A
 Invesco V.I. Core Equity Fund -
  Series II                                   0.61%            0.25%             0.28%            N/A
 Invesco V.I. International Growth
  Fund - Series II                            0.71%            0.25%             0.33%            N/A
 Invesco V.I. Small Cap Equity Fund -
  Series II                                   0.75%            0.25%             0.32%            N/A
 Invesco Van Kampen V.I. Growth and
  Income Fund - Series II                     0.56%            0.25%             0.29%            N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund - Series II                      0.72%            0.25%             0.32%            N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                0.55%            0.25%             0.13%            N/A

                                                                            TOTAL ANNUAL
                                                         CONTRACTUAL            FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR            EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT        FEE WAIVER
--------------------------------------  ----------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund - Series II                            1.63%           0.64%          0.99%        (1)(2)
 Invesco V.I. Capital Appreciation
  Fund - Series II                            1.16%            N/A           1.16%        (4)
 Invesco V.I. Capital Development Fund
  - Series II                                 1.34%            N/A           1.34%        (3)(5)
 Invesco V.I. Core Equity Fund -
  Series II                                   1.14%            N/A           1.14%        (4)
 Invesco V.I. International Growth
  Fund - Series II                            1.29%            N/A           1.29%        (5)
 Invesco V.I. Small Cap Equity Fund -
  Series II                                   1.32%            N/A           1.32%        (6)
 Invesco Van Kampen V.I. Growth and
  Income Fund - Series II                     1.10%           0.23%          0.87%        (1)(5)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund - Series II                      1.29%            N/A           1.29%        (1)(5)(7)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                0.93%            N/A           0.93%

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

                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
 AllianceBernstein VPS International
  Growth Portfolio - Class B                  0.75%            0.25%             0.18%            N/A
 AllianceBernstein VPS International
  Value Portfolio - Class B                   0.75%            0.25%             0.10%            N/A
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio - Class B                   0.75%            0.25%             0.09%            N/A
 AllianceBernstein VPS Value Portfolio
  - Class B                                   0.55%            0.25%             0.16%            N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                 0.56%            0.25%             0.09%            N/A
 Fidelity(R) VIP Dynamic Capital
  Appreciation Portfolio - Service
  Class 2                                     0.56%            0.25%             0.32%            N/A
 Fidelity(R) VIP Growth Portfolio -
  Service Class 2                             0.56%            0.25%             0.11%            N/A
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                             0.56%            0.25%             0.10%            N/A
 Fidelity(R) VIP Value Strategies
  Portfolio - Service Class 2                 0.56%            0.25%             0.15%            N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund - Class 4                              0.65%            0.35%             0.29%           0.01%
 Franklin Income Securities Fund -
  Class 4                                     0.45%            0.35%             0.02%            N/A
 Franklin Small Cap Value Securities
  Fund - Class 4                              0.51%            0.35%             0.17%           0.01%
 Franklin Small-Mid Cap Growth
  Securities Fund - Class 4                   0.51%            0.35%             0.29%           0.01%
 Franklin Strategic Income Securities
  Fund - Class 4                              0.34%            0.35%             0.25%            N/A
 Mutual Global Discovery Securities
  Fund - Class 4                              0.80%            0.35%             0.20%            N/A
 Mutual Shares Securities Fund - Class
  4                                           0.60%            0.35%             0.14%            N/A
 Templeton Developing Markets
  Securities Fund - Class 4                   1.24%            0.35%             0.26%           0.01%
 Templeton Foreign Securities Fund -
  Class 4                                     0.65%            0.35%             0.14%           0.01%
 Templeton Global Bond Securities Fund
  - Class 4                                   0.46%            0.35%             0.09%            N/A
 Templeton Growth Securities Fund -
  Class 4                                     0.74%            0.35%             0.03%            N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IA                             0.61%             N/A              0.05%            N/A
 Hartford Small/Mid Cap Equity HLS
  Fund - Class IA                             0.80%             N/A              0.08%            N/A
 Hartford SmallCap Growth HLS Fund -
  Class IA                                    0.62%             N/A              0.07%            N/A
 Hartford U.S. Government Securities
  HLS Fund - Class IA                         0.45%             N/A              0.03%            N/A
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation HLS
  Fund - Class IB                             0.96%            0.25%             0.05%            N/A
 American Funds Blue Chip Income and
  Growth HLS Fund - Class IB                  1.19%            0.25%             0.07%            N/A
 American Funds Bond HLS Fund - Class
  IB                                          0.88%            0.25%             0.05%            N/A

                                                                            TOTAL ANNUAL
                                                         CONTRACTUAL            FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR            EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT        FEE WAIVER
--------------------------------------  ----------------------------------------------------
 AllianceBernstein VPS International
  Growth Portfolio - Class B                  1.18%            N/A           1.18%
 AllianceBernstein VPS International
  Value Portfolio - Class B                   1.10%            N/A           1.10%
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio - Class B                   1.09%            N/A           1.09%
 AllianceBernstein VPS Value Portfolio
  - Class B                                   0.96%            N/A           0.96%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                 0.90%            N/A           0.90%       (10)
 Fidelity(R) VIP Dynamic Capital
  Appreciation Portfolio - Service
  Class 2                                     1.13%            N/A           1.13%        (8)
 Fidelity(R) VIP Growth Portfolio -
  Service Class 2                             0.92%            N/A           0.92%       (11)
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                             0.91%            N/A           0.91%        (9)
 Fidelity(R) VIP Value Strategies
  Portfolio - Service Class 2                 0.96%            N/A           0.96%       (10)(11)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund - Class 4                              1.30%           0.26%          1.04%       (12)(13)
 Franklin Income Securities Fund -
  Class 4                                     0.82%            N/A           0.82%       (14)
 Franklin Small Cap Value Securities
  Fund - Class 4                              1.04%           0.01%          1.03%       (13)
 Franklin Small-Mid Cap Growth
  Securities Fund - Class 4                   1.16%           0.01%          1.15%       (13)
 Franklin Strategic Income Securities
  Fund - Class 4                              0.94%            N/A           0.94%
 Mutual Global Discovery Securities
  Fund - Class 4                              1.35%            N/A           1.35%
 Mutual Shares Securities Fund - Class
  4                                           1.09%            N/A           1.09%
 Templeton Developing Markets
  Securities Fund - Class 4                   1.86%           0.01%          1.85%       (13)
 Templeton Foreign Securities Fund -
  Class 4                                     1.15%           0.01%          1.14%       (13)
 Templeton Global Bond Securities Fund
  - Class 4                                   0.90%            N/A           0.90%       (14)
 Templeton Growth Securities Fund -
  Class 4                                     1.12%            N/A           1.12%       (14)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IA                             0.66%            N/A           0.66%
 Hartford Small/Mid Cap Equity HLS
  Fund - Class IA                             0.88%            N/A           0.88%
 Hartford SmallCap Growth HLS Fund -
  Class IA                                    0.69%            N/A           0.69%
 Hartford U.S. Government Securities
  HLS Fund - Class IA                         0.48%            N/A           0.48%
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation HLS
  Fund - Class IB                             1.26%           0.40%          0.86%       (15)(16)(17)
 American Funds Blue Chip Income and
  Growth HLS Fund - Class IB                  1.51%           0.50%          1.01%       (15)(16)(17)
 American Funds Bond HLS Fund - Class
  IB                                          1.18%           0.25%          0.93%       (15)(16)(17)

8

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

                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
 American Funds Global Bond HLS Fund -
  Class IB                                    1.32%            0.25%             0.07%            N/A
 American Funds Global Growth and
  Income HLS Fund - Class IB                  1.41%            0.25%             0.05%            N/A
 American Funds Global Growth HLS Fund
  - Class IB                                  1.56%            0.25%             0.07%            N/A
 American Funds Global Small
  Capitalization HLS Fund - Class IB          1.55%            0.25%             0.07%            N/A
 American Funds Growth HLS Fund -
  Class IB                                    1.09%            0.25%             0.05%            N/A
 American Funds Growth-Income HLS Fund
  - Class IB                                  0.99%            0.25%             0.04%            N/A
 American Funds International HLS Fund
  - Class IB                                  1.38%            0.25%             0.06%            N/A
 American Funds New World HLS Fund -
  Class IB                                    1.90%            0.25%             0.07%            N/A
 Hartford Advisers HLS Fund - Class IA        0.61%             N/A              0.04%            N/A
 Hartford Capital Appreciation HLS
  Fund - Class IA                             0.63%             N/A              0.04%            N/A
 Hartford Disciplined Equity HLS Fund
  - Class IA                                  0.70%             N/A              0.05%            N/A
 Hartford Dividend and Growth HLS Fund
  - Class IA                                  0.64%             N/A              0.04%            N/A
 Hartford Global Growth HLS Fund -
  Class IA                                    0.74%             N/A              0.07%            N/A
 Hartford Global Research HLS Fund -
  Class IA                                    0.90%             N/A              0.11%            N/A
 Hartford Growth HLS Fund - Class IA          0.78%             N/A              0.05%            N/A
 Hartford High Yield HLS Fund - Class
  IA                                          0.69%             N/A              0.06%            N/A
 Hartford International Opportunities
  HLS Fund - Class IA                         0.67%             N/A              0.07%            N/A
 Hartford Money Market HLS Fund -
  Class IA                                    0.40%             N/A              0.03%            N/A
 Hartford Small Company HLS Fund -
  Class IA                                    0.69%             N/A              0.04%            N/A
 Hartford Stock HLS Fund - Class IA           0.47%             N/A              0.03%            N/A
 Hartford Total Return Bond HLS Fund -
  Class IA                                    0.46%             N/A              0.04%            N/A
 Hartford Value HLS Fund - Class IA           0.73%             N/A              0.05%            N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  - Class VC                                  0.50%             N/A              0.44%            N/A
 Lord Abbett Capital Structure
  Portfolio - Class VC                        0.75%             N/A              0.49%            N/A
 Lord Abbett Growth and Income
  Portfolio - Class VC                        0.50%             N/A              0.42%            N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class         0.75%            0.25%             0.10%            N/A
 MFS(R) Investors Trust Series -
  Service Class                               0.75%            0.25%             0.08%            N/A
 MFS(R) Research Bond Series - Service
  Class                                       0.50%            0.25%             0.09%            N/A
 MFS(R) Total Return Series - Service
  Class                                       0.75%            0.25%             0.06%            N/A
 MFS(R) Value Series - Service Class          0.74%            0.25%             0.08%            N/A

                                                                            TOTAL ANNUAL
                                                         CONTRACTUAL            FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR            EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT        FEE WAIVER
--------------------------------------  ----------------------------------------------------
 American Funds Global Bond HLS Fund -
  Class IB                                    1.64%           0.50%          1.14%       (15)(16)(17)
 American Funds Global Growth and
  Income HLS Fund - Class IB                  1.71%           0.55%          1.16%       (15)(16)(17)
 American Funds Global Growth HLS Fund
  - Class IB                                  1.88%           0.75%          1.13%       (15)(16)(17)
 American Funds Global Small
  Capitalization HLS Fund - Class IB          1.87%           0.55%          1.32%       (15)(16)(17)
 American Funds Growth HLS Fund -
  Class IB                                    1.39%           0.50%          0.89%       (15)(16)(17)
 American Funds Growth-Income HLS Fund
  - Class IB                                  1.28%           0.45%          0.83%       (15)(16)(17)
 American Funds International HLS Fund
  - Class IB                                  1.69%           0.60%          1.09%       (15)(16)(17)
 American Funds New World HLS Fund -
  Class IB                                    2.22%           0.85%          1.37%       (15)(16)(17)
 Hartford Advisers HLS Fund - Class IA        0.65%            N/A           0.65%
 Hartford Capital Appreciation HLS
  Fund - Class IA                             0.67%            N/A           0.67%
 Hartford Disciplined Equity HLS Fund
  - Class IA                                  0.75%            N/A           0.75%
 Hartford Dividend and Growth HLS Fund
  - Class IA                                  0.68%            N/A           0.68%
 Hartford Global Growth HLS Fund -
  Class IA                                    0.81%            N/A           0.81%
 Hartford Global Research HLS Fund -
  Class IA                                    1.01%            N/A           1.01%
 Hartford Growth HLS Fund - Class IA          0.83%            N/A           0.83%
 Hartford High Yield HLS Fund - Class
  IA                                          0.75%            N/A           0.75%
 Hartford International Opportunities
  HLS Fund - Class IA                         0.74%            N/A           0.74%
 Hartford Money Market HLS Fund -
  Class IA                                    0.43%            N/A           0.43%
 Hartford Small Company HLS Fund -
  Class IA                                    0.73%            N/A           0.73%
 Hartford Stock HLS Fund - Class IA           0.50%            N/A           0.50%
 Hartford Total Return Bond HLS Fund -
  Class IA                                    0.50%            N/A           0.50%
 Hartford Value HLS Fund - Class IA           0.78%            N/A           0.78%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  - Class VC                                  0.94%           0.04%          0.90%       (18)
 Lord Abbett Capital Structure
  Portfolio - Class VC                        1.24%           0.09%          1.15%       (18)
 Lord Abbett Growth and Income
  Portfolio - Class VC                        0.92%            N/A           0.92%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class         1.10%            N/A           1.10%
 MFS(R) Investors Trust Series -
  Service Class                               1.08%            N/A           1.08%
 MFS(R) Research Bond Series - Service
  Class                                       0.84%            N/A           0.84%
 MFS(R) Total Return Series - Service
  Class                                       1.06%           0.04%          1.02%       (19)
 MFS(R) Value Series - Service Class          1.07%            N/A           1.07%

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

                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                             FEES             FEES            EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund(R)/VA - Service Shares                 0.66%            0.25%             0.13%            N/A
 Oppenheimer Global Securities
  Fund(R)/VA - Service Shares                 0.63%            0.25%             0.13%            N/A
 Oppenheimer Main Street Fund(R)/VA -
  Service Shares                              0.65%            0.25%             0.13%            N/A
 Oppenheimer Main Street Small-& Mid-
  Cap Fund(R)/VA - Service Shares             0.70%            0.25%             0.15%            N/A
 Oppenheimer Value Fund(R)/VA -
  Service Shares                              0.75%            0.25%             1.08%            N/A
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -
  Class IB                                    0.55%            0.25%             0.19%            N/A
 Putnam VT Global Asset Allocation
  Fund - Class IB                             0.60%            0.25%             0.27%           0.02%
 Putnam VT International Equity Fund -
  Class IB                                    0.70%            0.25%             0.19%            N/A
 Putnam VT International Value Fund -
  Class IB                                    0.70%            0.25%             0.21%            N/A
 Putnam VT Small Cap Value Fund -
  Class IB                                    0.63%            0.25%             0.19%           0.09%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio - Class
  II                                          0.75%            0.35%             0.31%            N/A
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Core Equity
  Fund - Class 1                              0.55%             N/A              0.21%           0.01%
 Wells Fargo Advantage VT
  International Equity Fund - Class 1         0.75%             N/A              0.26%           0.01%
 Wells Fargo Advantage VT Omega Growth
  Fund - Class 1                              0.55%             N/A              0.23%            N/A
 Wells Fargo Advantage VT Small Cap
  Growth Fund - Class 1                       0.75%             N/A              0.20%            N/A
 Wells Fargo Advantage VT Small Cap
  Value Fund - Class 1                        0.75%             N/A              0.32%           0.02%

                                                                            TOTAL ANNUAL
                                                         CONTRACTUAL            FUND
                                                          FEE WAIVER         OPERATING
                                         TOTAL ANNUAL       AND/OR            EXPENSES
                                          OPERATING        EXPENSE             AFTER
UNDERLYING FUND:                           EXPENSES     REIMBURSEMENT        FEE WAIVER
--------------------------------------  ----------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund(R)/VA - Service Shares                 1.04%            N/A           1.04%
 Oppenheimer Global Securities
  Fund(R)/VA - Service Shares                 1.01%            N/A           1.01%
 Oppenheimer Main Street Fund(R)/VA -
  Service Shares                              1.03%            N/A           1.03%
 Oppenheimer Main Street Small-& Mid-
  Cap Fund(R)/VA - Service Shares             1.10%            N/A           1.10%       (20)
 Oppenheimer Value Fund(R)/VA -
  Service Shares                              2.08%            N/A           2.08%       (20)
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -
  Class IB                                    0.99%            N/A           0.99%
 Putnam VT Global Asset Allocation
  Fund - Class IB                             1.14%            N/A           1.14%
 Putnam VT International Equity Fund -
  Class IB                                    1.14%            N/A           1.14%
 Putnam VT International Value Fund -
  Class IB                                    1.16%            N/A           1.16%
 Putnam VT Small Cap Value Fund -
  Class IB                                    1.16%            N/A           1.16%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio - Class
  II                                          1.41%            N/A           1.41%       (21)
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Core Equity
  Fund - Class 1                              0.77%           0.01%          0.76%       (22)(23)
 Wells Fargo Advantage VT
  International Equity Fund - Class 1         1.02%           0.32%          0.70%       (23)(24)
 Wells Fargo Advantage VT Omega Growth
  Fund - Class 1                              0.78%           0.03%          0.75%       (23)(25)
 Wells Fargo Advantage VT Small Cap
  Growth Fund - Class 1                       0.95%            N/A           0.95%       (23)(25)
 Wells Fargo Advantage VT Small Cap
  Value Fund - Class 1                        1.09%           0.18%          0.91%       (23)(26)

NOTES

(1) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.

(2) Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.95% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(3) The Adviser has contractually agreed, through at least April 30, 2012, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(4) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

10

-------------------------------------------------------------------------------

(5) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.45% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.92% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.85% of average daily net assets for Invesco V.I. Government Securities Fund, to 1.36% of average daily net assets for Invesco V.I. International Growth Fund, to 0.62% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 1.09% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.75% of average daily net assets for Invesco Van Kampen Equity and Income Fund , to 0.87% of average daily net assets for Invesco Van Kampen V.I. Comstock and Invesco Van Kampen V.I. Growth and Income, to 1.23% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Growth Fund, to 1.28% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value.

(6) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.40% of average daily net assets.

(7) The Distributor has contractually agreed, through at least June 30, 2012, to waive 0.15% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(8) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.58%. These offsets may be discontinued at any time.

(10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.70%. These offsets may be discontinued at any time.

(11) Fidelity Management & Research or its affiliates agreed to waive certain fees during the period.

(12) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expenses certain expenses otherwise payable by the Fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees, and acquired fund fees and expenses do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012.

(13) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.

(14) The Fund administration fee is paid indirectly through the management fee.

(15) HL Investment Advisers, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion of its management fee for as long as the fund is part of a master-feeder fund structure. The Company 's Board of Directors may change or eliminate this waiver if the fund structure changes. Currently, the fund waivers are as follows: American Funds Asset Allocation HLS Fund - 0.40%; American Funds Blue Chip Income and Growth HLS - 0.50%; American Funds Bond HLS Fund - 0.25%; American Funds Global Bond HLS - 0.50%; American Funds Global Growth and Income HLS - 0.55%; American Funds Global Growth HLS - 0.75%; American Funds Global Small Capitalization HLS Fund - 0.55%; American Funds Growth HLS Fund - 0.50%; American Funds Growth-Income HLS Fund - 0.45%; American Funds International HLS Fund - 0.60%; American Funds New World HLS Fund - 0.85%.

(16) Because the Fund invests all of its assets in the Master Fund, the Fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.

(17) The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

(18) For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of: 0.90% for Lord Abbett Bond-Debenture Portfolio - Class VC; 0.95% for Lord Abbett Classic Stock Portfolio - Class VC; and 1.15% for Lord Abbett Fundamental Equity Portfolio - Class VC and Lord Abbett Capital Structure Portfolio - Class VC. This agreement may be terminated only upon the approval of the Fund's Board of Directors

(19) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

(20) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for Service Shares. This voluntary expense limitation may not be amended or withdrawn until one year after the date of this prospectus.

(21) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed the below expense caps. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

-------------------------------------------------------------------------------

PORTFOLIO NAME                                                    EXPENSE CAP
--------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio - Class I                        0.70%
UIF Emerging Markets Debt Portfolio - Class I                         1.30%
UIF Emerging Markets Equity Portfolio - Class I                       1.60%
UIF Emerging Markets Equity Portfolio - Class II                      1.65%
UIF Global Franchise Portfolio - Class II                             1.20%
UIF Mid Cap Growth Portfolio - Class II                               1.15%
UIF Small Company Growth Portfolio - Class II                         1.25%
UIF U.S. Real Estate Portfolio - Class II                             1.35%

(22) Fund's Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.75% for Class 1 and 1.00% for Class 2. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

(23) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(24) Funds Management has committed through April 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed expense ratio shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

(25) Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed expense ratios shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

(26) Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.89% for Class 1 and 1.14% for Class 2. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

12

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE OPTIONAL MAV/MAV PLUS DEATH BENEFIT AT THE HIGHEST POSSIBLE CHARGE OF .30% AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS OPTIONAL BENEFIT RIDER AT THE HIGHEST POSSIBLE CHARGE OF 1.50%. THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PAYMENT ENHANCEMENTS, IF ANY), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

HARTFORD LEADERS SERIES IV, HARTFORD LEADERS PLATINUM I, HARTFORD LEADERS / CHASE, HUNTINGTON HARTFORD LEADERS II, HARTFORD LEADERS SELECT II

(1)  If you Surrender your Contract at the end of the applicable time period:

                                   1 YEAR   3 YEARS   5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Core                                $1,231    $2,348    $3,271        $5,555
Outlook                             $1,271    $2,272    $2,994        $5,869
Plus                                $1,366    $2,550    $3,625        $5,869
Access                                $613    $1,825    $3,016        $5,907

2)  If you annuitize at the end of the applicable time period:

                               1 YEAR       3 YEARS   5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Core                              $386        $1,514    $2,631        $5,374
Outlook                           $427        $1,630    $2,813        $5,688
Plus                              $427        $1,630    $2,813        $5,688
Access                            $433        $1,644    $2,836        $5,726

(3)  If you do not Surrender your Contract:

                               1 YEAR       3 YEARS   5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Core                              $568        $1,695    $2,812        $5,555
Outlook                           $608        $1,810    $2,994        $5,869
Plus                              $608        $1,810    $2,994        $5,869
Access                            $613        $1,825    $3,016        $5,907

FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.


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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix C. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND (OR FOR ANY FEEDER FUNDS). READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies,

14

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pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, BlackRock Investment, LLC, Branch Banking & Trust Company, Columbia Management Distributors, Inc., Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The

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Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan
Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $129.4 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS AND IS NOT AVAILABLE IN ALL STATES.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

Not all forms of contracts may be available through your Registered Representative or from each issuing company.

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HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See the Highlights section for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent

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Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

For Plus contracts only, we add an additional sum to your Account Value equal to 4% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 5% of the Premium Payment if cumulative Premium Payments are $50,000 or more. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk charges and a larger CDSC extending over a longer period of time. We expect to make a profit from bonus charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Right to Examine" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

There could be circumstances where you may be worse off purchasing a Plus Contract than other Contract variations. For example, if the Contract is cancelled during the free look period, we recapture any Payment Enhancement(s) that have been credited to your Contract. If state law provides that Contract Value is returned on a free look, and if the performance of the applicable Sub-Accounts has been negative during that period, we will return the Contract Value less the Payment Enhancement(s). The negative performance associated with the Payment Enhancement(s) will reduce the Contract Value more than if the Payment Enhancement(s) had not been applied.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

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-   Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.


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-   DOLLAR COST AVERAGING

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date the request for the program is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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                                                                          21

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-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and rider limit, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

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CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth          Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number        Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to         Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth           No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to

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do another Sub-Account transfer by telephone, Voice Response Unit or via the
Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its

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24

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  third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.


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We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

The following table describes Mortality & Expense Risk charges:

Access                                                                 1.50%
Core                                                                   1.05%
Plus                                                                   1.45%
Outlook                                                                1.45%

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include

26

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Contracts from our Putnam Hartford line of variable annuity Contracts with the
Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

A deduction is also made for premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hartford will pay premium taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon surrender, or when annuity payments commence.

SALES CHARGES

This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:

1st - from earnings,

2nd - from Premium Payments not subject to a CDSC,

3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,

4th - from Payment Enhancements (Plus Contracts only).

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount (AWA) - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. The AWA is calculated by multiplying total Premium Payments by 10%. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

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-   For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year's RMD for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Synopsis.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

See section 6 and Appendices D - G for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

28

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To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

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WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO
DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-   LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years

30

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have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable

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dollar amount Annuity Payouts, depending on the investment allocation of your
Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

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You can select one of the following AIRs offered, subject to state variations:

           ANNUITY                   ANNUITY                   ANNUITY
AIR      UNIT FACTOR      AIR      UNIT FACTOR      AIR      UNIT FACTOR
------------------------------------------------------------------------
3%       0.999919%        5%       0.999866%        6%       0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value (including any Payment Enhancements, if applicable) or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:

1 - (A/(B-C)) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.


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For partial Surrenders during each Contract Year that are entirely in excess of
10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

1 - (A/B) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.

A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

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If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.


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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider. See Examples 1 and 2 under MAV Plus in Appendix A.

The MAV Plus Death Benefit is the greatest of A, B, C or D, WHERE:

A    =    Contract Value (including any Payment Enhancements, if applicable) on the date we receive due proof of death.
B    =    Total Premium Payments adjusted for any partial Surrenders (see clause
          D below for a description of this adjustment).
C    =    Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values,
          Premium Payments and partial Surrenders. We will calculate an
          Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.
          The Anniversary Value is equal to the Contract Value as of a Contract
          Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the
          Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum
          Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
          We calculate the adjustment to your Maximum Anniversary Value for any
          Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your
          Maximum Anniversary Value proportionately based on the amount of any
          Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.
          For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of
          Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:
          1 - (A/(B-C)) where:
A    =    partial Surrenders during the Contract Year in excess of 10% of
          Premium Payments.
B    =    Contract Value immediately prior to the partial Surrender.
C    =    10% of Premium Payments less any partial Surrenders during the
          Contract Year. If C results in a negative number, C becomes zero.
          For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:
          1 - (A/B) where:
A    =    partial Surrenders during the Contract Year in excess of 10% of
          Premium Payments.
B    =    Contract Value immediately prior to the partial Surrender.
          Please refer to the examples in Appendix A for illustrations of this adjustment.
D    =    Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.
          - If each is aged 69 or younger, the Death Benefit is the Contract
          Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.
          - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of
          Contract gain on that date and the cap.
          We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender.
          The adjustment is the difference between the two, but not less than zero.
          The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:
          - the Contract Value on the date this rider was added to your
          Contract; plus

36

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
          - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus
          - any adjustments for partial Surrenders.
          If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.


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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will cause this rider to terminate.

7. MISCELLANEOUS

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085.

AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

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ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity
Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

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LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder Selects a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as "Guaranteed Withdrawal") or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as "Withdrawal Available").

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, etc.).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the applicable measuring point.

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REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code. This definition does not currently take into consideration domestic partners pursuant to state civil union laws.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, this percentage used to determine your Threshold amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

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CONNECTICUT - The Hartford's Lifetime Income Builder Selects, The Hartford's
Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.

GEORGIA - The Hartford's Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford's Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).

ILLINOIS - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (Core Contracts); or until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (Outlook Contracts). The Nursing Home Waiver is not available.

MINNESOTA - MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead.

NEW HAMPSHIRE - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW YORK - A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The rider charge for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

OHIO - The Fixed Accumulation Feature is not available.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years (Core and Plus Contracts) or six years (Outlook Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer (Core, Outlook, Plus Contracts). You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

WASHINGTON - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year (Core, Outlook and Plus Contracts). The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation (Core, Outlook, and Plus Contracts).

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C. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.


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D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up"): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2010, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management

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Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds &
Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $36 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

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THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL
TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

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       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

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       d.  10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
           PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.


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iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the

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       time such a distribution is requested. If the necessary "election out"
       forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified

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Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into

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the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


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2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g. $49,000 in 2011) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other

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TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

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    (ii) attributable to the employee's becoming disabled under Code Section
         72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

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The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

58

-------------------------------------------------------------------------------

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
STANDARD DEATH BENEFIT                                                   APP A-2
THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S        APP A-2
 LIFETIME INCOME BUILDER PORTFOLIOS
THE HARTFORD'S PRINCIPAL FIRST                                          APP A-16
THE HARTFORD'S LIFETIME INCOME FOUNDATION                               APP A-17
THE HARTFORD'S LIFETIME INCOME BUILDER II                               APP A-21
MAV PLUS                                                                APP A-26

APP A-2

-------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for dollar adjustment to get $140,000. The proportional factor is 1 - ($50,000/$140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP A-4

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-5

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

APP A-6

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

APP A-8

-------------------------------------------------------------------------------

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                     APP A-9

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP A-15

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                      $1,380
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP A-16

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

                                                                    APP A-17

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 6: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

THE HARTFORD'S LIFETIME INCOME FOUNDATION

This Optional Withdrawal Benefit is closed to new investors if The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios is approved in your state.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

APP A-18

-------------------------------------------------------------------------------

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

                                                                    APP A-19

-------------------------------------------------------------------------------

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-20

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-21

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

APP A-22

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

                                                                    APP A-23

-------------------------------------------------------------------------------

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

APP A-24

-------------------------------------------------------------------------------

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-25

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

     Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

     Withdrawal Percent = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

     Lifetime Benefit Payment = $9,000 (Withdrawal Percent x greater of Payment Base or Contract Value on date of continuation)

     Death Benefit = $150,000 (Contract Value on date of continuation)

     Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP A-26

-------------------------------------------------------------------------------

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $117,403,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       - Your total Premium Payment was $100,000, since the partial Surrender was less than 10% of premiums the Premium Payment is reduced dollar for dollar.

       -   The Premium Payment is $92,000

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       - Assume your Maximum Anniversary Value (MAV) was $114,000, since the partial Surrender was less than 10% of premiums the MAV is reduced dollar for dollar.

       -   The MAV is $106,000

-   THE EARNINGS PROTECTION BENEFIT ADJUSTED FOR ANY PARTIAL SURRENDERS

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the partial Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

                                                                    APP A-27

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $120,000,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       -   Total Premium Payments was $100,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR PREMIUM PAYMENTS

       The adjustment to your Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. The Premium Payment is adjusted for dollar for dollar Surrenders is $100,000 - $10,000 = $90,000. Remaining Surrenders equal $50,000. This amount will reduce Premium Payments proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000)
       = .64286. This factor is multiplied by $90,000. The result is an adjusted Premium Payment of $57,857.

       -   The Premium Payment is $57,857

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       -   Assume the Maximum Anniversary Value was $140,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

       The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

       -   The MAV is $83,571

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a partial Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

APP A-28

-------------------------------------------------------------------------------

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$120,000 + 40% ($12,000)] which totals $132,000. This is the greatest of the four values compared, and so is the Death Benefit.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

HARTFORD LIFE INSURANCE COMPANY:

HARTFORD LEADERS SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.048           $7.361          $10.403
  Accumulation Unit Value at end of
   period                                     $9.855           $9.048           $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    145               80               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.777          $10.505                -
  Accumulation Unit Value at end of
   period                                    $13.772          $12.777                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.500           $5.454          $10.464
  Accumulation Unit Value at end of
   period                                     $8.341           $7.500           $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               50               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.602          $10.731                -
  Accumulation Unit Value at end of
   period                                    $16.069          $14.602                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.823           $5.142          $10.788
  Accumulation Unit Value at end of
   period                                     $7.028           $6.823           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    447              423              245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.931          $10.610                -
  Accumulation Unit Value at end of
   period                                    $14.199          $13.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.436           $6.697          $10.797
  Accumulation Unit Value at end of
   period                                    $11.796           $9.436           $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               33               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.223          $10.919                -
  Accumulation Unit Value at end of
   period                                    $18.833          $15.223                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.667           $6.414          $10.567
  Accumulation Unit Value at end of
   period                                     $8.437           $7.667           $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.323          $10.418                -
  Accumulation Unit Value at end of
   period                                    $13.418          $12.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-2

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.251          $10.073
  Accumulation Unit Value at end of
   period                                     $9.801           $8.850           $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              374              210
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.420          $10.283                -
  Accumulation Unit Value at end of
   period                                    $13.610          $12.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               42                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.408           $6.680          $10.221
  Accumulation Unit Value at end of
   period                                     $9.298           $8.408           $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    154              148               55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.908          $10.363                -
  Accumulation Unit Value at end of
   period                                    $14.126          $12.908                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.869           $8.904          $10.017
  Accumulation Unit Value at end of
   period                                    $10.346           $9.869           $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,261            1,154              616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.351          $10.349                -
  Accumulation Unit Value at end of
   period                                    $11.775          $11.351                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.556           $9.767           $9.982
  Accumulation Unit Value at end of
   period                                    $10.930          $10.556           $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              119               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.417          $10.676                -
  Accumulation Unit Value at end of
   period                                    $11.698          $11.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.268           $6.007          $10.078
  Accumulation Unit Value at end of
   period                                     $9.096           $8.268           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    460              454              313
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.366          $10.548                -
  Accumulation Unit Value at end of
   period                                    $15.641          $14.366                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.893           $6.351          $10.058
  Accumulation Unit Value at end of
   period                                     $9.784           $8.893           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              100               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.718          $10.622                -
  Accumulation Unit Value at end of
   period                                    $16.024          $14.718                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -

                                                                     APP B-3

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.024           $5.054          $10.088
  Accumulation Unit Value at end of
   period                                     $9.673           $8.024           $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    293              252              127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.647          $10.596                -
  Accumulation Unit Value at end of
   period                                    $19.859          $16.647                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.007           $5.832          $10.075
  Accumulation Unit Value at end of
   period                                     $9.360           $8.007           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            1,818            1,172
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.033          $10.329                -
  Accumulation Unit Value at end of
   period                                    $16.233          $14.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.332           $6.447          $10.187
  Accumulation Unit Value at end of
   period                                     $9.143           $8.332           $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,064              995              594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.140          $10.275                -
  Accumulation Unit Value at end of
   period                                    $14.268          $13.140                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.514           $6.039          $10.059
  Accumulation Unit Value at end of
   period                                     $8.990           $8.514           $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,560            1,301              765
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.005          $10.756                -
  Accumulation Unit Value at end of
   period                                    $15.679          $15.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.769           $5.953          $10.052
  Accumulation Unit Value at end of
   period                                    $10.179           $8.769           $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    208              196              138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.286          $10.487                -
  Accumulation Unit Value at end of
   period                                    $17.559          $15.286                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.505           $6.357          $10.615
  Accumulation Unit Value at end of
   period                                     $9.821           $8.505           $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    569              566              378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.524          $10.215                -
  Accumulation Unit Value at end of
   period                                    $15.454          $13.524                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -

APP B-4

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.588           $6.404          $10.300
  Accumulation Unit Value at end of
   period                                    $10.007           $8.588           $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.005          $10.554                -
  Accumulation Unit Value at end of
   period                                    $16.148          $14.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.407           $5.861          $10.336
  Accumulation Unit Value at end of
   period                                     $9.061           $7.407           $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               31               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $10.075                -
  Accumulation Unit Value at end of
   period                                    $15.252          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.887           $6.439          $10.258
  Accumulation Unit Value at end of
   period                                    $11.285           $8.887           $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    439              419              247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.337          $10.498                -
  Accumulation Unit Value at end of
   period                                    $18.015          $14.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.303           $5.350          $10.464
  Accumulation Unit Value at end of
   period                                    $10.360           $8.303           $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               15                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.498          $10.743                -
  Accumulation Unit Value at end of
   period                                    $20.370          $16.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.508           $7.256          $10.895
  Accumulation Unit Value at end of
   period                                    $10.901           $9.508           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               21               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.018          $10.039                -
  Accumulation Unit Value at end of
   period                                    $14.769          $13.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.710           $7.263          $10.510
  Accumulation Unit Value at end of
   period                                    $10.792           $9.710           $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,493            1,451              853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.144          $10.691                -
  Accumulation Unit Value at end of
   period                                    $15.557          $14.144                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                7                -

                                                                     APP B-5

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.936           $7.012          $10.781
  Accumulation Unit Value at end of
   period                                    $11.309           $8.936           $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107               98               66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.397          $10.623                -
  Accumulation Unit Value at end of
   period                                    $16.777          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147           $6.458          $10.710
  Accumulation Unit Value at end of
   period                                    $11.518           $9.147           $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               48               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.091          $10.053                -
  Accumulation Unit Value at end of
   period                                    $17.558          $14.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.834           $8.740          $10.189
  Accumulation Unit Value at end of
   period                                    $11.863          $10.834           $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    903              844              464
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.875          $10.495                -
  Accumulation Unit Value at end of
   period                                    $13.951          $12.875                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.293           $7.223          $10.420
  Accumulation Unit Value at end of
   period                                    $10.292           $9.293           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97               79               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.190          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.454          $13.190                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.405           $5.842          $10.587
  Accumulation Unit Value at end of
   period                                     $9.670           $8.405           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,431            4,937            2,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.865          $10.442                -
  Accumulation Unit Value at end of
   period                                    $16.925          $14.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               37                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.485           $6.838          $10.256
  Accumulation Unit Value at end of
   period                                     $9.556           $8.485           $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    508              445              262
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.802          $10.426                -
  Accumulation Unit Value at end of
   period                                    $14.268          $12.802                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -

APP B-6

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.816           $7.160          $10.490
  Accumulation Unit Value at end of
   period                                     $9.857           $8.816           $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,929            3,461            1,739
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $10.342                -
  Accumulation Unit Value at end of
   period                                    $13.940          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               36                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.220           $5.389          $10.515
  Accumulation Unit Value at end of
   period                                     $8.146           $7.220           $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.968          $10.538                -
  Accumulation Unit Value at end of
   period                                    $15.596          $13.968                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.658           $6.168          $10.484
  Accumulation Unit Value at end of
   period                                     $9.920           $8.658           $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.555          $10.479                -
  Accumulation Unit Value at end of
   period                                    $16.502          $14.555                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.731           $6.586          $10.650
  Accumulation Unit Value at end of
   period                                    $10.293           $8.731           $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               16               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.648          $10.403                -
  Accumulation Unit Value at end of
   period                                    $15.922          $13.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.750           $6.055          $10.186
  Accumulation Unit Value at end of
   period                                     $8.998           $7.750           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,320            1,147              585
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.355          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.345          $13.355                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.370           $7.652          $10.359
  Accumulation Unit Value at end of
   period                                    $13.042          $11.370           $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156               91               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.272          $10.386                -
  Accumulation Unit Value at end of
   period                                    $17.336          $15.272                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -

                                                                     APP B-7

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.239           $6.251          $10.415
  Accumulation Unit Value at end of
   period                                     $9.315           $8.239           $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              147               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.952          $10.698                -
  Accumulation Unit Value at end of
   period                                    $15.610          $13.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927          $10.045          $10.019
  Accumulation Unit Value at end of
   period                                     $9.804           $9.927          $10.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    582              688              602
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.762           $9.983                -
  Accumulation Unit Value at end of
   period                                     $9.540           $9.762                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.664          $10.468
  Accumulation Unit Value at end of
   period                                    $10.431           $8.509           $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               32               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.212          $10.457                -
  Accumulation Unit Value at end of
   period                                    $16.027          $13.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.399           $5.751          $10.251
  Accumulation Unit Value at end of
   period                                    $10.437           $8.399           $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               46               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.900          $10.311                -
  Accumulation Unit Value at end of
   period                                    $18.323          $14.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.247           $6.915          $10.638
  Accumulation Unit Value at end of
   period                                    $12.470           $9.247           $6.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               15                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.087          $10.647                -
  Accumulation Unit Value at end of
   period                                    $18.799          $14.087                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.755           $6.263          $10.640
  Accumulation Unit Value at end of
   period                                     $9.926           $8.755           $6.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               48               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.291          $10.332                -
  Accumulation Unit Value at end of
   period                                    $16.034          $14.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-8

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.256           $9.030           $9.948
  Accumulation Unit Value at end of
   period                                    $10.890          $10.256           $9.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,731            4,084            1,833
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.529          $10.257                -
  Accumulation Unit Value at end of
   period                                    $12.113          $11.529                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               37                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.826           $9.625           $9.805
  Accumulation Unit Value at end of
   period                                    $10.072           $9.826           $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149              179              120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.131          $10.027                -
  Accumulation Unit Value at end of
   period                                    $10.276          $10.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.719           $7.098          $10.645
  Accumulation Unit Value at end of
   period                                     $9.874           $8.719           $7.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               27               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.530          $10.309                -
  Accumulation Unit Value at end of
   period                                    $14.041          $12.530                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.798           $6.541          $10.488
  Accumulation Unit Value at end of
   period                                     $8.873           $7.798           $6.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.168          $10.314                -
  Accumulation Unit Value at end of
   period                                    $13.699          $12.168                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.290           $5.912          $10.374
  Accumulation Unit Value at end of
   period                                     $9.699           $8.290           $5.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.174          $10.215                -
  Accumulation Unit Value at end of
   period                                    $16.411          $14.174                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.197           $7.276          $10.392
  Accumulation Unit Value at end of
   period                                     $9.923           $9.197           $7.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               15               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.730          $10.178                -
  Accumulation Unit Value at end of
   period                                    $13.591          $12.730                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                     APP B-9

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.084          $10.587          $10.110
  Accumulation Unit Value at end of
   period                                    $14.403          $13.084          $10.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.118          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.289          $13.118                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.412          $10.310
  Accumulation Unit Value at end of
   period                                     $9.501           $8.544           $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    435              388              220
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.032          $10.642                -
  Accumulation Unit Value at end of
   period                                    $15.441          $14.032                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.014           $7.549          $10.737
  Accumulation Unit Value at end of
   period                                    $11.413           $9.014           $7.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               27               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.361          $10.462                -
  Accumulation Unit Value at end of
   period                                    $15.488          $12.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.945           $7.298          $10.483
  Accumulation Unit Value at end of
   period                                     $9.911           $8.945           $7.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               22               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.561          $10.356                -
  Accumulation Unit Value at end of
   period                                    $13.772          $12.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.684           $6.319          $10.482
  Accumulation Unit Value at end of
   period                                    $10.478           $8.684           $6.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.361          $10.559                -
  Accumulation Unit Value at end of
   period                                    $17.147          $14.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.070           $8.346          $10.292
  Accumulation Unit Value at end of
   period                                    $12.279          $11.070           $8.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    386              400              234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.789          $10.505                -
  Accumulation Unit Value at end of
   period                                    $15.135          $13.789                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -

APP B-10

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.604           $7.880          $10.373
  Accumulation Unit Value at end of
   period                                    $10.885           $9.604           $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               44               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.560          $10.414                -
  Accumulation Unit Value at end of
   period                                    $14.087          $12.560                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.122           $6.917          $10.534
  Accumulation Unit Value at end of
   period                                     $9.418           $8.122           $6.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              107               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.018          $10.343                -
  Accumulation Unit Value at end of
   period                                    $13.790          $12.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.210           $6.791          $10.626
  Accumulation Unit Value at end of
   period                                    $10.462           $9.210           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.559          $10.103                -
  Accumulation Unit Value at end of
   period                                    $15.241          $13.559                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.916           $7.133          $10.607
  Accumulation Unit Value at end of
   period                                     $9.763           $8.916           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.636          $10.217                -
  Accumulation Unit Value at end of
   period                                    $13.692          $12.636                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.953           $9.569          $10.047
  Accumulation Unit Value at end of
   period                                    $11.597          $10.953           $9.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263               70               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.644          $10.280                -
  Accumulation Unit Value at end of
   period                                    $12.199          $11.644                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.348           $8.040          $10.262
  Accumulation Unit Value at end of
   period                                    $10.121           $9.348           $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313              244              163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.845          $10.295                -
  Accumulation Unit Value at end of
   period                                    $12.691          $11.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-11

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.800           $7.277          $10.533
  Accumulation Unit Value at end of
   period                                     $9.666           $8.800           $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    755              634              308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.429          $10.386                -
  Accumulation Unit Value at end of
   period                                    $13.509          $12.429                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.212           $7.572          $10.232
  Accumulation Unit Value at end of
   period                                    $10.178           $9.212           $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              200               85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.218          $10.149                -
  Accumulation Unit Value at end of
   period                                    $13.358          $12.218                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.355           $6.718          $10.237
  Accumulation Unit Value at end of
   period                                     $9.164           $8.355           $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,004              873              479
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.698          $10.317                -
  Accumulation Unit Value at end of
   period                                    $13.781          $12.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.607           $6.046          $10.881
  Accumulation Unit Value at end of
   period                                     $9.277           $8.607           $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               39                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.462          $10.265                -
  Accumulation Unit Value at end of
   period                                    $15.425          $14.462                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.009           $6.546          $10.594
  Accumulation Unit Value at end of
   period                                    $10.294           $9.009           $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              187              142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.503          $10.649                -
  Accumulation Unit Value at end of
   period                                    $16.398          $14.503                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.539           $6.755          $10.558
  Accumulation Unit Value at end of
   period                                     $9.768           $8.539           $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.015          $10.404                -
  Accumulation Unit Value at end of
   period                                    $14.731          $13.015                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-12

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147           $6.766          $10.525
  Accumulation Unit Value at end of
   period                                    $11.116           $9.147           $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              224              127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.446          $10.798                -
  Accumulation Unit Value at end of
   period                                    $17.372          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.394           $6.411          $10.781
  Accumulation Unit Value at end of
   period                                     $9.517           $8.394           $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                6                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.199          $10.187                -
  Accumulation Unit Value at end of
   period                                    $14.808          $13.199                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.919           $7.116          $10.246
  Accumulation Unit Value at end of
   period                                    $12.149          $10.919           $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    649              690              400
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.847          $10.437                -
  Accumulation Unit Value at end of
   period                                    $17.449          $15.847                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.253           $6.930          $10.302
  Accumulation Unit Value at end of
   period                                    $10.480           $9.253           $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.805          $10.448                -
  Accumulation Unit Value at end of
   period                                    $15.473          $13.805                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.486           $6.082          $10.507
  Accumulation Unit Value at end of
   period                                     $8.135           $7.486           $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.017          $10.687                -
  Accumulation Unit Value at end of
   period                                    $13.997          $13.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.338           $5.888          $10.587
  Accumulation Unit Value at end of
   period                                     $7.763           $7.338           $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.251          $10.746                -
  Accumulation Unit Value at end of
   period                                    $13.873          $13.251                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-13

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.572           $6.599          $10.321
  Accumulation Unit Value at end of
   period                                    $10.665           $8.572           $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.761          $10.706                -
  Accumulation Unit Value at end of
   period                                    $16.943          $13.761                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.652           $5.080           $9.912
  Accumulation Unit Value at end of
   period                                    $10.032           $8.652           $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               72               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.536          $10.405                -
  Accumulation Unit Value at end of
   period                                    $20.121          $17.536                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.673           $6.417          $10.354
  Accumulation Unit Value at end of
   period                                     $9.283           $8.673           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               47               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.315          $10.704                -
  Accumulation Unit Value at end of
   period                                    $15.162          $14.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.620           $9.922           $9.912
  Accumulation Unit Value at end of
   period                                    $13.115          $11.620           $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    480              414              211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.345          $10.653                -
  Accumulation Unit Value at end of
   period                                    $13.788          $12.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.220           $6.354          $10.347
  Accumulation Unit Value at end of
   period                                     $8.711           $8.220           $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317              282              183
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.607          $10.630                -
  Accumulation Unit Value at end of
   period                                    $14.270          $13.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.089           $5.848          $10.721
  Accumulation Unit Value at end of
   period                                    $11.873           $9.089           $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               47               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.813          $10.282                -
  Accumulation Unit Value at end of
   period                                    $20.440          $15.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-14

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.966           $7.417          $10.752
  Accumulation Unit Value at end of
   period                                    $11.463           $9.966           $7.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              209               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.713          $10.313                -
  Accumulation Unit Value at end of
   period                                    $15.607          $13.713                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.908                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $8.368                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.570                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $13.949                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.485           $8.077          $10.973
  Accumulation Unit Value at end of
   period                                    $13.587          $11.485           $8.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.963          $10.635                -
  Accumulation Unit Value at end of
   period                                    $17.517          $14.963                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.793                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.732                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.212                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.154                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

(a)  Inception date July 16, 2010.

                                                                    APP B-15

-------------------------------------------------------------------------------

HARTFORD LEADERS ACCESS SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.973           $7.334          $10.396
  Accumulation Unit Value at end of
   period                                     $9.731           $8.973           $7.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.714          $10.501                -
  Accumulation Unit Value at end of
   period                                    $13.643          $12.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.439           $5.434          $10.456
  Accumulation Unit Value at end of
   period                                     $8.235           $7.439           $5.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.531          $10.727                -
  Accumulation Unit Value at end of
   period                                    $15.919          $14.531                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.767           $5.123          $10.780
  Accumulation Unit Value at end of
   period                                     $6.939           $6.767           $5.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.863          $10.605                -
  Accumulation Unit Value at end of
   period                                    $14.066          $13.863                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.358           $6.672          $10.789
  Accumulation Unit Value at end of
   period                                    $11.647           $9.358           $6.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.149          $10.915                -
  Accumulation Unit Value at end of
   period                                    $18.657          $15.149                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.605           $6.390          $10.559
  Accumulation Unit Value at end of
   period                                     $8.330           $7.605           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.263          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.292          $12.263                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.784           $7.229          $10.072
  Accumulation Unit Value at end of
   period                                     $9.684           $8.784           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.358          $10.278                -
  Accumulation Unit Value at end of
   period                                    $13.482          $12.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

/EX

APP B-28

-------------------------------------------------------------------------------

HARTFORD LEADERS PLUS SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.982           $7.337          $10.397
  Accumulation Unit Value at end of
   period                                     $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    222              222               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              352              228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               27               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                     $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    309              332              261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               22                -

                                                                    APP B-29

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    158              150              110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              891              411
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              143               92
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    400              442              310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                     $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97              105               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    277              273              174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -

APP B-30

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                     $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,663            1,552              942
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               23                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                     $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    819              752              478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               13                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,101              983              579
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                    $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              292              207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                     $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    530              512              384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                4                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                     $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-22

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.745           $9.588           $9.797
  Accumulation Unit Value at end of
   period                                     $9.945           $9.745           $9.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.023                -
  Accumulation Unit Value at end of
   period                                    $10.179          $10.081                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.647           $7.072          $10.636
  Accumulation Unit Value at end of
   period                                     $9.748           $8.647           $7.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.468          $10.304                -
  Accumulation Unit Value at end of
   period                                    $13.909          $12.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.734           $6.517          $10.480
  Accumulation Unit Value at end of
   period                                     $8.760           $7.734           $6.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.108          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.571          $12.108                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.221           $5.889          $10.366
  Accumulation Unit Value at end of
   period                                     $9.576           $8.221           $5.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.105          $10.210                -
  Accumulation Unit Value at end of
   period                                    $16.257          $14.105                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.121           $7.249          $10.384
  Accumulation Unit Value at end of
   period                                     $9.797           $9.121           $7.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.667          $10.173                -
  Accumulation Unit Value at end of
   period                                    $13.464          $12.667                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.016          $10.579          $10.109
  Accumulation Unit Value at end of
   period                                    $14.263          $13.016          $10.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.053          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.155          $13.053                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-23

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.474           $6.389          $10.302
  Accumulation Unit Value at end of
   period                                     $9.381           $8.474           $6.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               15                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.963          $10.638                -
  Accumulation Unit Value at end of
   period                                    $15.297          $13.963                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.940           $7.521          $10.729
  Accumulation Unit Value at end of
   period                                    $11.269           $8.940           $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.343          $12.300                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.872           $7.271          $10.476
  Accumulation Unit Value at end of
   period                                     $9.786           $8.872           $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.500          $10.352                -
  Accumulation Unit Value at end of
   period                                    $13.643          $12.500                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.612           $6.295          $10.475
  Accumulation Unit Value at end of
   period                                    $10.345           $8.612           $6.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.290          $10.555                -
  Accumulation Unit Value at end of
   period                                    $16.986          $14.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.979           $8.315          $10.284
  Accumulation Unit Value at end of
   period                                    $12.123          $10.979           $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.993          $13.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.525           $7.851          $10.365
  Accumulation Unit Value at end of
   period                                    $10.748           $9.525           $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.498          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.955          $12.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-24

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.055           $6.891          $10.526
  Accumulation Unit Value at end of
   period                                     $9.298           $8.055           $6.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.661          $11.959                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.134           $6.765          $10.618
  Accumulation Unit Value at end of
   period                                    $10.329           $9.134           $6.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.492          $10.098                -
  Accumulation Unit Value at end of
   period                                    $15.098          $13.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.842           $7.107          $10.599
  Accumulation Unit Value at end of
   period                                     $9.639           $8.842           $7.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.574          $10.212                -
  Accumulation Unit Value at end of
   period                                    $13.564          $12.574                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.864           $9.533          $10.039
  Accumulation Unit Value at end of
   period                                    $11.450          $10.864           $9.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               19                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.587          $10.275                -
  Accumulation Unit Value at end of
   period                                    $12.085          $11.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.271           $8.010          $10.255
  Accumulation Unit Value at end of
   period                                     $9.993           $9.271           $8.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.786          $10.291                -
  Accumulation Unit Value at end of
   period                                    $12.572          $11.786                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.728           $7.250          $10.525
  Accumulation Unit Value at end of
   period                                     $9.543           $8.728           $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               24                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.368          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.382          $12.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-16

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.345           $6.660          $10.221
  Accumulation Unit Value at end of
   period                                     $9.187           $8.345           $6.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               12               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.845          $10.358                -
  Accumulation Unit Value at end of
   period                                    $13.993          $12.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.795           $8.877          $10.017
  Accumulation Unit Value at end of
   period                                    $10.223           $9.795           $8.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               49               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.295          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.665          $11.295                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.477           $9.738           $9.982
  Accumulation Unit Value at end of
   period                                    $10.799          $10.477           $9.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               49               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.361          $10.671                -
  Accumulation Unit Value at end of
   period                                    $11.588          $11.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.206           $5.988          $10.078
  Accumulation Unit Value at end of
   period                                     $8.988           $8.206           $5.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               19               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.296          $10.543                -
  Accumulation Unit Value at end of
   period                                    $15.495          $14.296                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.826           $6.332          $10.057
  Accumulation Unit Value at end of
   period                                     $9.667           $8.826           $6.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               22               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.646          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.874          $14.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.964           $5.038          $10.088
  Accumulation Unit Value at end of
   period                                     $9.557           $7.964           $5.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                9               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.566          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.673          $16.566                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-17

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.947           $5.815          $10.075
  Accumulation Unit Value at end of
   period                                     $9.248           $7.947           $5.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               79               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.964          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.080          $13.964                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.269           $6.428          $10.187
  Accumulation Unit Value at end of
   period                                     $9.034           $8.269           $6.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               28               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.075          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.134          $13.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.450           $6.021          $10.059
  Accumulation Unit Value at end of
   period                                     $8.883           $8.450           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               30               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.931          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.532          $14.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.703           $5.935          $10.052
  Accumulation Unit Value at end of
   period                                    $10.057           $8.703           $5.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.210          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.394          $15.210                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.435           $6.333          $10.607
  Accumulation Unit Value at end of
   period                                     $9.697           $8.435           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.457          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.309          $13.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.517           $6.380          $10.292
  Accumulation Unit Value at end of
   period                                     $9.880           $8.517           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.936          $10.549                -
  Accumulation Unit Value at end of
   period                                    $15.997          $13.936                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-18

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.346           $5.839          $10.328
  Accumulation Unit Value at end of
   period                                     $8.946           $7.346           $5.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.109          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.814           $6.415          $10.250
  Accumulation Unit Value at end of
   period                                    $11.142           $8.814           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               23               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.267          $10.493                -
  Accumulation Unit Value at end of
   period                                    $17.846          $14.267                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.235           $5.330          $10.456
  Accumulation Unit Value at end of
   period                                    $10.228           $8.235           $5.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.417          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.179          $16.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.430           $7.229          $10.887
  Accumulation Unit Value at end of
   period                                    $10.762           $9.430           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.954          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.630          $12.954                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.630           $7.235          $10.502
  Accumulation Unit Value at end of
   period                                    $10.655           $9.630           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               43               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.075          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.411          $14.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.862           $6.986          $10.773
  Accumulation Unit Value at end of
   period                                    $11.165           $8.862           $6.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.331          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.619          $13.331                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-19

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.072           $6.434          $10.702
  Accumulation Unit Value at end of
   period                                    $11.372           $9.072           $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.022          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.393          $14.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.745           $8.707          $10.181
  Accumulation Unit Value at end of
   period                                    $11.713          $10.745           $8.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               33               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.811          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.820          $12.811                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.217           $7.195          $10.412
  Accumulation Unit Value at end of
   period                                    $10.161           $9.217           $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.125          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.319          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.335           $5.820          $10.579
  Accumulation Unit Value at end of
   period                                     $9.547           $8.335           $5.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               27                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.792          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.766          $14.792                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.415           $6.812          $10.248
  Accumulation Unit Value at end of
   period                                     $9.435           $8.415           $6.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               26                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.739          $10.421                -
  Accumulation Unit Value at end of
   period                                    $14.134          $12.739                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.744           $7.133          $10.482
  Accumulation Unit Value at end of
   period                                     $9.732           $8.744           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $10.337                -
  Accumulation Unit Value at end of
   period                                    $13.810          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-20

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.160           $5.369          $10.507
  Accumulation Unit Value at end of
   period                                     $8.043           $7.160           $5.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.900          $10.533                -
  Accumulation Unit Value at end of
   period                                    $15.450          $13.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.587           $6.145          $10.476
  Accumulation Unit Value at end of
   period                                     $9.794           $8.587           $6.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.483          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.347          $14.483                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.659           $6.561          $10.642
  Accumulation Unit Value at end of
   period                                    $10.162           $8.659           $6.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.581          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.772          $13.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.686           $6.032          $10.178
  Accumulation Unit Value at end of
   period                                     $8.884           $7.686           $6.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               26                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.290          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.201          $13.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.276           $7.623          $10.351
  Accumulation Unit Value at end of
   period                                    $12.877          $11.276           $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               13                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.197          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.173          $15.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.171           $6.227          $10.407
  Accumulation Unit Value at end of
   period                                     $9.197           $8.171           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.883          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.464          $13.883                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-21

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.846          $10.008          $10.012
  Accumulation Unit Value at end of
   period                                     $9.680           $9.846          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               16               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.714           $9.978                -
  Accumulation Unit Value at end of
   period                                     $9.451           $9.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $6.639          $10.460
  Accumulation Unit Value at end of
   period                                    $10.299           $8.439           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $10.452                -
  Accumulation Unit Value at end of
   period                                    $15.877          $13.147                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.330           $5.730          $10.243
  Accumulation Unit Value at end of
   period                                    $10.305           $8.330           $5.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.827          $10.306                -
  Accumulation Unit Value at end of
   period                                    $18.151          $14.827                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.170           $6.889          $10.630
  Accumulation Unit Value at end of
   period                                    $12.312           $9.170           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.017          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.623          $14.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.683           $6.240          $10.632
  Accumulation Unit Value at end of
   period                                     $9.800           $8.683           $6.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.221          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.883          $14.221                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.172           $8.996           $9.941
  Accumulation Unit Value at end of
   period                                    $10.752          $10.172           $8.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               36                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.472          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.000          $11.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-31

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               27                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              436              302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                6                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               17               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               20               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,520              870
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               61               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -

APP B-32

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               42               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    711              719              382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               89               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,856            3,572            2,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               28                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                     $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              180               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                     $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,498            2,174            1,168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11                -

                                                                    APP B-33

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               22               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                     $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,007              883              435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                3                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               52               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177              119               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -

APP B-34

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    859              631              526
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               24               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               62               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               26               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                     $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,167            2,750            1,387
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               17                -

                                                                    APP B-35

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                     $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              266              122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                     $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.742           $6.520          $10.481
  Accumulation Unit Value at end of
   period                                     $8.773           $7.742           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.115          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.585          $12.115                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.229           $5.892          $10.367
  Accumulation Unit Value at end of
   period                                     $9.590           $8.229           $5.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               20                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.112          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.274          $14.112                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                     $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               16               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $10.580          $10.109
  Accumulation Unit Value at end of
   period                                    $14.279          $13.023          $10.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.060                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-36

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              311              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               23               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                     $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               23               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    402              430              242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               64               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-37

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              161              115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66                4                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                     $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188               56               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              233              129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                     $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              552              308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -

APP B-38

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              264              162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    968              856              430
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283              294              203
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                     $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              182              105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -

                                                                    APP B-39

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    478              484              267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-40

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124              151               86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               28               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              420              182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    384              313              153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               21                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               98               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
WELLS FARGO ADVANTAGE VT CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.271           $0.950           $1.381
  Accumulation Unit Value at end of
   period                                     $1.457           $1.271           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,730            2,586            1,533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.653          $10.309                -
  Accumulation Unit Value at end of
   period                                    $15.477          $13.653                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2                -

                                                                    APP B-41

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.861                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $1.041                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.494                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $13.833                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.728           $0.514           $0.700
  Accumulation Unit Value at end of
   period                                     $0.858           $0.728           $0.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              266               59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.898          $10.631                -
  Accumulation Unit Value at end of
   period                                    $17.371          $14.898                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.770                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.709                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.190                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.132                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -

(a)  Inception date July 16, 2010.

HARTFORD LEADERS OUTLOOK SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.982           $7.337          $10.397
  Accumulation Unit Value at end of
   period                                     $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    222              222               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -

APP B-42

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              352              228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               27               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                     $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    309              332              261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               22                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    158              150              110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8                -

                                                                    APP B-43

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              891              411
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              143               92
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    400              442              310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                     $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97              105               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    277              273              174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                     $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,663            1,552              942
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               23                -

APP B-44

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                     $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    819              752              478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               13                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,101              983              579
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                    $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              292              207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                     $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    530              512              384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                4                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                     $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               27                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-45

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              436              302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                6                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               17               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               20               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,520              870
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               61               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               42               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -

APP B-46

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    711              719              382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               89               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,856            3,572            2,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               28                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                     $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              180               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                     $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,498            2,174            1,168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               22               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-47

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                     $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,007              883              435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                3                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               52               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177              119               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    859              631              526
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -

APP B-48

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               24               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               62               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               26               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                     $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,167            2,750            1,387
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               17                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                     $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              266              122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -

                                                                    APP B-49

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                     $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.742           $6.520          $10.481
  Accumulation Unit Value at end of
   period                                     $8.773           $7.742           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.115          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.585          $12.115                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.229           $5.892          $10.367
  Accumulation Unit Value at end of
   period                                     $9.590           $8.229           $5.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               20                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.112          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.274          $14.112                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                     $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               16               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $10.580          $10.109
  Accumulation Unit Value at end of
   period                                    $14.279          $13.023          $10.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.060                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              311              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -

APP B-50

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               23               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                     $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               23               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    402              430              242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               64               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              161              115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-51

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66                4                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                     $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188               56               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              233              129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                     $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              552              308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              264              162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                -

APP B-52

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.294           $6.695          $10.230
   of period
  Accumulation Unit Value at end of           $9.060           $8.294           $6.695
   period
  Number of Accumulation Units                   968              856              430
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.642          $10.313                -
   of period
  Accumulation Unit Value at end of          $13.666          $12.642                -
   period
  Number of Accumulation Units                    13                7                -
   outstanding at end of period (in
   thousands)
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.544           $6.026          $10.874
   of period
  Accumulation Unit Value at end of           $9.173           $8.544           $6.026
   period
  Number of Accumulation Units                     8                9                2
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.399          $10.262                -
   of period
  Accumulation Unit Value at end of          $15.297          $14.399                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.943           $6.524          $10.587
   of period
  Accumulation Unit Value at end of          $10.178           $8.943           $6.524
   period
  Number of Accumulation Units                   283              294              203
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.440          $10.645                -
   of period
  Accumulation Unit Value at end of          $16.262          $14.440                -
   period
  Number of Accumulation Units                     1                1                -
   outstanding at end of period (in
   thousands)
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.477           $6.733          $10.551
   of period
  Accumulation Unit Value at end of           $9.658           $8.477           $6.733
   period
  Number of Accumulation Units                    27               28                7
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.958          $10.401                -
   of period
  Accumulation Unit Value at end of          $14.609          $12.958                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.080           $6.744          $10.519
   of period
  Accumulation Unit Value at end of          $10.991           $9.080           $6.744
   period
  Number of Accumulation Units                   171              182              105
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.383          $10.794                -
   of period
  Accumulation Unit Value at end of          $17.227          $14.383                -
   period
  Number of Accumulation Units                     2                1                -
   outstanding at end of period (in
   thousands)
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.333           $6.390          $10.773
   of period
  Accumulation Unit Value at end of           $9.410           $8.333           $6.390
   period
  Number of Accumulation Units                     2                2                2
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.141          $10.183                -
   of period
  Accumulation Unit Value at end of          $14.685          $13.141                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)

                                                                    APP B-53

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning       $10.839           $7.093          $10.239
   of period
  Accumulation Unit Value at end of          $12.012          $10.839           $7.093
   period
  Number of Accumulation Units                   478              484              267
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $15.778          $10.433                -
   of period
  Accumulation Unit Value at end of          $17.304          $15.778                -
   period
  Number of Accumulation Units                     5                3                -
   outstanding at end of period (in
   thousands)
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.185           $6.907          $10.295
   of period
  Accumulation Unit Value at end of          $10.362           $9.185           $6.907
   period
  Number of Accumulation Units                     2                2                1
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.744          $10.444                -
   of period
  Accumulation Unit Value at end of          $15.344          $13.744                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.431           $6.062          $10.500
   of period
  Accumulation Unit Value at end of           $8.043           $7.431           $6.062
   period
  Number of Accumulation Units                     5                5                3
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.960          $10.683                -
   of period
  Accumulation Unit Value at end of          $13.880          $12.960                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.284           $5.869          $10.579
   of period
  Accumulation Unit Value at end of           $7.676           $7.284           $5.869
   period
  Number of Accumulation Units                     4                4                3
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.193          $10.741                -
   of period
  Accumulation Unit Value at end of          $13.757          $13.193                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.509           $6.577          $10.314
   of period
  Accumulation Unit Value at end of          $10.545           $8.509           $6.577
   period
  Number of Accumulation Units                     5                5                5
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.701          $10.702                -
   of period
  Accumulation Unit Value at end of          $16.802          $13.701                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.589           $5.063           $9.905
   of period
  Accumulation Unit Value at end of           $9.919           $8.589           $5.063
   period
  Number of Accumulation Units                   124              151               86
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $17.459          $10.401                -
   of period
  Accumulation Unit Value at end of          $19.953          $17.459                -
   period
  Number of Accumulation Units                     7                1                -
   outstanding at end of period (in
   thousands)

APP B-54

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.609           $6.396          $10.347
   of period
  Accumulation Unit Value at end of           $9.178           $8.609           $6.396
   period
  Number of Accumulation Units                    64               28               16
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.252          $10.700                -
   of period
  Accumulation Unit Value at end of          $15.035          $14.252                -
   period
  Number of Accumulation Units                     2                1                -
   outstanding at end of period (in
   thousands)
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning       $11.535           $9.889           $9.906
   of period
  Accumulation Unit Value at end of          $12.967          $11.535           $9.889
   period
  Number of Accumulation Units                   501              420              182
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.291          $10.649                -
   of period
  Accumulation Unit Value at end of          $13.673          $12.291                -
   period
  Number of Accumulation Units                     8                2                -
   outstanding at end of period (in
   thousands)
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.159           $6.333          $10.340
   of period
  Accumulation Unit Value at end of           $8.613           $8.159           $6.333
   period
  Number of Accumulation Units                   384              313              153
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.547          $10.626                -
   of period
  Accumulation Unit Value at end of          $14.151          $13.547                -
   period
  Number of Accumulation Units                    23               21                -
   outstanding at end of period (in
   thousands)
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.023           $5.829          $10.714
   of period
  Accumulation Unit Value at end of          $11.739           $9.023           $5.829
   period
  Number of Accumulation Units                   111               98               68
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $15.744          $10.278                -
   of period
  Accumulation Unit Value at end of          $20.270          $15.744                -
   period
  Number of Accumulation Units                     1                -                -
   outstanding at end of period (in
   thousands)
WELLS FARGO ADVANTAGE VT CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $1.271           $0.950           $1.381
   of period
  Accumulation Unit Value at end of           $1.457           $1.271           $0.950
   period
  Number of Accumulation Units                 2,730            2,586            1,533
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.653          $10.309                -
   of period
  Accumulation Unit Value at end of          $15.477          $13.653                -
   period
  Number of Accumulation Units                     6                2                -
   outstanding at end of period (in
   thousands)
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $0.861                -                -  (a)
   of period
  Accumulation Unit Value at end of           $1.041                -                -
   period
  Number of Accumulation Units                    72                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $11.494                -                -  (a)
   of period
  Accumulation Unit Value at end of          $13.833                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)

                                                                    APP B-55

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.728           $0.514           $0.700
  Accumulation Unit Value at end of
   period                                     $0.858           $0.728           $0.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              266               59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.898          $10.631                -
  Accumulation Unit Value at end of
   period                                    $17.371          $14.898                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.770                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.709                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.190                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.132                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

HARTFORD LEADERS SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.048           $7.361          $10.403
  Accumulation Unit Value at end of
   period                                     $9.855           $9.048           $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    716              642              302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.777          $10.505                -
  Accumulation Unit Value at end of
   period                                    $13.772          $12.777                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.500           $5.454          $10.464
  Accumulation Unit Value at end of
   period                                     $8.341           $7.500           $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    374              387              344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.602          $10.731                -
  Accumulation Unit Value at end of
   period                                    $16.069          $14.602                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                -

/EX

                                                                    APP B-59

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.303           $5.350          $10.464
  Accumulation Unit Value at end of
   period                                    $10.360           $8.303           $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               88               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.498          $10.743                -
  Accumulation Unit Value at end of
   period                                    $20.370          $16.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.508           $7.256          $10.895
  Accumulation Unit Value at end of
   period                                    $10.901           $9.508           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              164               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.018          $10.039                -
  Accumulation Unit Value at end of
   period                                    $14.769          $13.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.710           $7.263          $10.510
  Accumulation Unit Value at end of
   period                                    $10.792           $9.710           $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,339            7,413            4,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.144          $10.691                -
  Accumulation Unit Value at end of
   period                                    $15.557          $14.144                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               30                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.936           $7.012          $10.781
  Accumulation Unit Value at end of
   period                                    $11.309           $8.936           $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    841              858              390
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.397          $10.623                -
  Accumulation Unit Value at end of
   period                                    $16.777          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147           $6.458          $10.710
  Accumulation Unit Value at end of
   period                                    $11.518           $9.147           $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    293              245              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.091          $10.053                -
  Accumulation Unit Value at end of
   period                                    $17.558          $14.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.834           $8.740          $10.189
  Accumulation Unit Value at end of
   period                                    $11.863          $10.834           $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,787            3,559            1,600
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.875          $10.495                -
  Accumulation Unit Value at end of
   period                                    $13.951          $12.875                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               34                -

APP B-60

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.293           $7.223          $10.420
  Accumulation Unit Value at end of
   period                                    $10.292           $9.293           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              285               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.190          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.454          $13.190                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.405           $5.842          $10.587
  Accumulation Unit Value at end of
   period                                     $9.670           $8.405           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27,070           25,133           13,782
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.865          $10.442                -
  Accumulation Unit Value at end of
   period                                    $16.925          $14.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159              112                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.485           $6.838          $10.256
  Accumulation Unit Value at end of
   period                                     $9.556           $8.485           $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,645            3,109            1,247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.802          $10.426                -
  Accumulation Unit Value at end of
   period                                    $14.268          $12.802                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               27                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.816           $7.160          $10.490
  Accumulation Unit Value at end of
   period                                     $9.857           $8.816           $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,043           16,073            7,687
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $10.342                -
  Accumulation Unit Value at end of
   period                                    $13.940          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               39                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.220           $5.389          $10.515
  Accumulation Unit Value at end of
   period                                     $8.146           $7.220           $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               78               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.968          $10.538                -
  Accumulation Unit Value at end of
   period                                    $15.596          $13.968                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.658           $6.168          $10.484
  Accumulation Unit Value at end of
   period                                     $9.920           $8.658           $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                4                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.555          $10.479                -
  Accumulation Unit Value at end of
   period                                    $16.502          $14.555                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-61

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.731           $6.586          $10.650
  Accumulation Unit Value at end of
   period                                    $10.293           $8.731           $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              103               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.648          $10.403                -
  Accumulation Unit Value at end of
   period                                    $15.922          $13.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.750           $6.055          $10.186
  Accumulation Unit Value at end of
   period                                     $8.998           $7.750           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,185            5,783            2,600
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.355          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.345          $13.355                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               32                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.370           $7.652          $10.359
  Accumulation Unit Value at end of
   period                                    $13.042          $11.370           $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    897              506               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.272          $10.386                -
  Accumulation Unit Value at end of
   period                                    $17.336          $15.272                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.239           $6.251          $10.415
  Accumulation Unit Value at end of
   period                                     $9.315           $8.239           $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,226            1,003              663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.952          $10.698                -
  Accumulation Unit Value at end of
   period                                    $15.610          $13.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927          $10.045          $10.019
  Accumulation Unit Value at end of
   period                                     $9.804           $9.927          $10.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,812            3,945            2,486
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.762           $9.983                -
  Accumulation Unit Value at end of
   period                                     $9.540           $9.762                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               66                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.664          $10.468
  Accumulation Unit Value at end of
   period                                    $10.431           $8.509           $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    347              373              284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.212          $10.457                -
  Accumulation Unit Value at end of
   period                                    $16.027          $13.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -

APP B-62

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.399           $5.751          $10.251
  Accumulation Unit Value at end of
   period                                    $10.437           $8.399           $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              208               77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.900          $10.311                -
  Accumulation Unit Value at end of
   period                                    $18.323          $14.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.247           $6.915          $10.638
  Accumulation Unit Value at end of
   period                                    $12.470           $9.247           $6.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197               82               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.087          $10.647                -
  Accumulation Unit Value at end of
   period                                    $18.799          $14.087                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.755           $6.263          $10.640
  Accumulation Unit Value at end of
   period                                     $9.926           $8.755           $6.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               92               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.291          $10.332                -
  Accumulation Unit Value at end of
   period                                    $16.034          $14.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.256           $9.030           $9.948
  Accumulation Unit Value at end of
   period                                    $10.890          $10.256           $9.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,290           19,599            8,147
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.529          $10.257                -
  Accumulation Unit Value at end of
   period                                    $12.113          $11.529                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               86                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.826           $9.625           $9.805
  Accumulation Unit Value at end of
   period                                    $10.072           $9.826           $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,036            1,058              407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.131          $10.027                -
  Accumulation Unit Value at end of
   period                                    $10.276          $10.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                9                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.719           $7.098          $10.645
  Accumulation Unit Value at end of
   period                                     $9.874           $8.719           $7.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              117               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.530          $10.309                -
  Accumulation Unit Value at end of
   period                                    $14.041          $12.530                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-63

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.798           $6.541          $10.488
  Accumulation Unit Value at end of
   period                                     $8.873           $7.798           $6.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               38               63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.168          $10.314                -
  Accumulation Unit Value at end of
   period                                    $13.699          $12.168                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.290           $5.912          $10.374
  Accumulation Unit Value at end of
   period                                     $9.699           $8.290           $5.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               25               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.174          $10.215                -
  Accumulation Unit Value at end of
   period                                    $16.411          $14.174                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.197           $7.276          $10.392
  Accumulation Unit Value at end of
   period                                     $9.923           $9.197           $7.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               56               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.730          $10.178                -
  Accumulation Unit Value at end of
   period                                    $13.591          $12.730                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.084          $10.587          $10.110
  Accumulation Unit Value at end of
   period                                    $14.403          $13.084          $10.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              179                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.118          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.289          $13.118                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.412          $10.310
  Accumulation Unit Value at end of
   period                                     $9.501           $8.544           $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,816            1,654              852
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.032          $10.642                -
  Accumulation Unit Value at end of
   period                                    $15.441          $14.032                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.014           $7.549          $10.737
  Accumulation Unit Value at end of
   period                                    $11.413           $9.014           $7.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351              193               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.361          $10.462                -
  Accumulation Unit Value at end of
   period                                    $15.488          $12.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -

APP B-64

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.945           $7.298          $10.483
  Accumulation Unit Value at end of
   period                                     $9.911           $8.945           $7.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    238              243              163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.561          $10.356                -
  Accumulation Unit Value at end of
   period                                    $13.772          $12.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.684           $6.319          $10.482
  Accumulation Unit Value at end of
   period                                    $10.478           $8.684           $6.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              184              120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.361          $10.559                -
  Accumulation Unit Value at end of
   period                                    $17.147          $14.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.070           $8.346          $10.292
  Accumulation Unit Value at end of
   period                                    $12.279          $11.070           $8.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727            1,733              791
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.789          $10.505                -
  Accumulation Unit Value at end of
   period                                    $15.135          $13.789                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.604           $7.880          $10.373
  Accumulation Unit Value at end of
   period                                    $10.885           $9.604           $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    222              210               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.560          $10.414                -
  Accumulation Unit Value at end of
   period                                    $14.087          $12.560                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.122           $6.917          $10.534
  Accumulation Unit Value at end of
   period                                     $9.418           $8.122           $6.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    447              441              322
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.018          $10.343                -
  Accumulation Unit Value at end of
   period                                    $13.790          $12.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.210           $6.791          $10.626
  Accumulation Unit Value at end of
   period                                    $10.462           $9.210           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               54               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.559          $10.103                -
  Accumulation Unit Value at end of
   period                                    $15.241          $13.559                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-65

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.916           $7.133          $10.607
  Accumulation Unit Value at end of
   period                                     $9.763           $8.916           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               36               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.636          $10.217                -
  Accumulation Unit Value at end of
   period                                    $13.692          $12.636                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.953           $9.569          $10.047
  Accumulation Unit Value at end of
   period                                    $11.597          $10.953           $9.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,346              485               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.644          $10.280                -
  Accumulation Unit Value at end of
   period                                    $12.199          $11.644                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                8                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.348           $8.040          $10.262
  Accumulation Unit Value at end of
   period                                    $10.121           $9.348           $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,394            1,338              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.845          $10.295                -
  Accumulation Unit Value at end of
   period                                    $12.691          $11.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.800           $7.277          $10.533
  Accumulation Unit Value at end of
   period                                     $9.666           $8.800           $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,511            3,021            1,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.429          $10.386                -
  Accumulation Unit Value at end of
   period                                    $13.509          $12.429                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               29                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.212           $7.572          $10.232
  Accumulation Unit Value at end of
   period                                    $10.178           $9.212           $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,425            1,346              674
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.218          $10.149                -
  Accumulation Unit Value at end of
   period                                    $13.358          $12.218                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.355           $6.718          $10.237
  Accumulation Unit Value at end of
   period                                     $9.164           $8.355           $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,244            4,808            2,245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.698          $10.317                -
  Accumulation Unit Value at end of
   period                                    $13.781          $12.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               23                -

APP B-66

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.607           $6.046          $10.881
  Accumulation Unit Value at end of
   period                                     $9.277           $8.607           $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               56               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.462          $10.265                -
  Accumulation Unit Value at end of
   period                                    $15.425          $14.462                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.009           $6.546          $10.594
  Accumulation Unit Value at end of
   period                                    $10.294           $9.009           $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,143            1,213              889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.503          $10.649                -
  Accumulation Unit Value at end of
   period                                    $16.398          $14.503                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.539           $6.755          $10.558
  Accumulation Unit Value at end of
   period                                     $9.768           $8.539           $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               94               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.015          $10.404                -
  Accumulation Unit Value at end of
   period                                    $14.731          $13.015                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147           $6.766          $10.525
  Accumulation Unit Value at end of
   period                                    $11.116           $9.147           $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    940            1,004              453
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.446          $10.798                -
  Accumulation Unit Value at end of
   period                                    $17.372          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.394           $6.411          $10.781
  Accumulation Unit Value at end of
   period                                     $9.517           $8.394           $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               43               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.199          $10.187                -
  Accumulation Unit Value at end of
   period                                    $14.808          $13.199                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.919           $7.116          $10.246
  Accumulation Unit Value at end of
   period                                    $12.149          $10.919           $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,712            2,756            1,343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.847          $10.437                -
  Accumulation Unit Value at end of
   period                                    $17.449          $15.847                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               23                -

                                                                    APP B-67

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.253           $6.930          $10.302
  Accumulation Unit Value at end of
   period                                    $10.480           $9.253           $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    248              267              129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.805          $10.448                -
  Accumulation Unit Value at end of
   period                                    $15.473          $13.805                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.486           $6.082          $10.507
  Accumulation Unit Value at end of
   period                                     $8.135           $7.486           $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               55               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.017          $10.687                -
  Accumulation Unit Value at end of
   period                                    $13.997          $13.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.338           $5.888          $10.587
  Accumulation Unit Value at end of
   period                                     $7.763           $7.338           $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               39               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.251          $10.746                -
  Accumulation Unit Value at end of
   period                                    $13.873          $13.251                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.572           $6.599          $10.321
  Accumulation Unit Value at end of
   period                                    $10.665           $8.572           $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               52               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.761          $10.706                -
  Accumulation Unit Value at end of
   period                                    $16.943          $13.761                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.652           $5.080           $9.912
  Accumulation Unit Value at end of
   period                                    $10.032           $8.652           $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    556              495              264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.536          $10.405                -
  Accumulation Unit Value at end of
   period                                    $20.121          $17.536                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.673           $6.417          $10.354
  Accumulation Unit Value at end of
   period                                     $9.283           $8.673           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              312              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.315          $10.704                -
  Accumulation Unit Value at end of
   period                                    $15.162          $14.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2                -

APP B-68

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.620           $9.922           $9.912
  Accumulation Unit Value at end of
   period                                    $13.115          $11.620           $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,843            2,361            1,000
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.345          $10.653                -
  Accumulation Unit Value at end of
   period                                    $13.788          $12.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               27                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.220           $6.354          $10.347
  Accumulation Unit Value at end of
   period                                     $8.711           $8.220           $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,141            2,067            1,091
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.607          $10.630                -
  Accumulation Unit Value at end of
   period                                    $14.270          $13.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.089           $5.848          $10.721
  Accumulation Unit Value at end of
   period                                    $11.873           $9.089           $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    338              369              207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.813          $10.282                -
  Accumulation Unit Value at end of
   period                                    $20.440          $15.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -

HARTFORD LEADERS ACCESS SERIES IV

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.973           $7.334          $10.396
   of period
  Accumulation Unit Value at end of           $9.731           $8.973           $7.334
   period
  Number of Accumulation Units                    93               94               70
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.714          $10.501                -
   of period
  Accumulation Unit Value at end of          $13.643          $12.714                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.439           $5.434          $10.456
   of period
  Accumulation Unit Value at end of           $8.235           $7.439           $5.434
   period
  Number of Accumulation Units                    10               29               23
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.531          $10.727                -
   of period
  Accumulation Unit Value at end of          $15.919          $14.531                -
   period
  Number of Accumulation Units                     1                1                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $6.767           $5.123          $10.780
   of period
  Accumulation Unit Value at end of           $6.939           $6.767           $5.123
   period
  Number of Accumulation Units                   116              136               97
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.863          $10.605                -
   of period
  Accumulation Unit Value at end of          $14.066          $13.863                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)

                                                                    APP B-69

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.358           $6.672          $10.789
   of period
  Accumulation Unit Value at end of          $11.647           $9.358           $6.672
   period
  Number of Accumulation Units                    37               29               19
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $15.149          $10.915                -
   of period
  Accumulation Unit Value at end of          $18.657          $15.149                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.605           $6.390          $10.559
   of period
  Accumulation Unit Value at end of           $8.330           $7.605           $6.390
   period
  Number of Accumulation Units                     2                8                2
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.263          $10.414                -
   of period
  Accumulation Unit Value at end of          $13.292          $12.263                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.784           $7.229          $10.072
   of period
  Accumulation Unit Value at end of           $9.684           $8.784           $7.229
   period
  Number of Accumulation Units                   119              133              125
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.358          $10.278                -
   of period
  Accumulation Unit Value at end of          $13.482          $12.358                -
   period
  Number of Accumulation Units                     1                1                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.345           $6.660          $10.221
   of period
  Accumulation Unit Value at end of           $9.187           $8.345           $6.660
   period
  Number of Accumulation Units                    82              106               76
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.845          $10.358                -
   of period
  Accumulation Unit Value at end of          $13.993          $12.845                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.795           $8.877          $10.017
   of period
  Accumulation Unit Value at end of          $10.223           $9.795           $8.877
   period
  Number of Accumulation Units                   622              601              371
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $11.295          $10.345                -
   of period
  Accumulation Unit Value at end of          $11.665          $11.295                -
   period
  Number of Accumulation Units                     5                5                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning       $10.477           $9.738           $9.982
   of period
  Accumulation Unit Value at end of          $10.799          $10.477           $9.738
   period
  Number of Accumulation Units                   133              210              180
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $11.361          $10.671                -
   of period
  Accumulation Unit Value at end of          $11.588          $11.361                -
   period
  Number of Accumulation Units                     2                2                -
   outstanding at end of period (in
   thousands)

APP B-70

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.206           $5.988          $10.078
   of period
  Accumulation Unit Value at end of           $8.988           $8.206           $5.988
   period
  Number of Accumulation Units                   196              251              194
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.296          $10.543                -
   of period
  Accumulation Unit Value at end of          $15.495          $14.296                -
   period
  Number of Accumulation Units                     1                -                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.826           $6.332          $10.057
   of period
  Accumulation Unit Value at end of           $9.667           $8.826           $6.332
   period
  Number of Accumulation Units                    41               64               50
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.646          $10.618                -
   of period
  Accumulation Unit Value at end of          $15.874          $14.646                -
   period
  Number of Accumulation Units                     1                -                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.964           $5.038          $10.088
   of period
  Accumulation Unit Value at end of           $9.557           $7.964           $5.038
   period
  Number of Accumulation Units                   133              189               91
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $16.566          $10.591                -
   of period
  Accumulation Unit Value at end of          $19.673          $16.566                -
   period
  Number of Accumulation Units                     1                -                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.947           $5.815          $10.075
   of period
  Accumulation Unit Value at end of           $9.248           $7.947           $5.815
   period
  Number of Accumulation Units                   967            1,053              684
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.964          $10.325                -
   of period
  Accumulation Unit Value at end of          $16.080          $13.964                -
   period
  Number of Accumulation Units                     2                2                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.269           $6.428          $10.187
   of period
  Accumulation Unit Value at end of           $9.034           $8.269           $6.428
   period
  Number of Accumulation Units                   481              510              374
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.075          $10.271                -
   of period
  Accumulation Unit Value at end of          $14.134          $13.075                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.450           $6.021          $10.059
   of period
  Accumulation Unit Value at end of           $8.883           $8.450           $6.021
   period
  Number of Accumulation Units                   476              470              332
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.931          $10.751                -
   of period
  Accumulation Unit Value at end of          $15.532          $14.931                -
   period
  Number of Accumulation Units                     1                1                -
   outstanding at end of period (in
   thousands)

APP B-56

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.823           $5.142          $10.788
  Accumulation Unit Value at end of
   period                                     $7.028           $6.823           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,891            1,792              960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.931          $10.610                -
  Accumulation Unit Value at end of
   period                                    $14.199          $13.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.436           $6.697          $10.797
  Accumulation Unit Value at end of
   period                                    $11.796           $9.436           $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              195              137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.223          $10.919                -
  Accumulation Unit Value at end of
   period                                    $18.833          $15.223                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.667           $6.414          $10.567
  Accumulation Unit Value at end of
   period                                     $8.437           $7.667           $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               23               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.323          $10.418                -
  Accumulation Unit Value at end of
   period                                    $13.418          $12.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.251          $10.073
  Accumulation Unit Value at end of
   period                                     $9.801           $8.850           $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,000            1,132              683
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.420          $10.283                -
  Accumulation Unit Value at end of
   period                                    $13.610          $12.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               21                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.408           $6.680          $10.221
  Accumulation Unit Value at end of
   period                                     $9.298           $8.408           $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    669              760              436
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.908          $10.363                -
  Accumulation Unit Value at end of
   period                                    $14.126          $12.908                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               33                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.869           $8.904          $10.017
  Accumulation Unit Value at end of
   period                                    $10.346           $9.869           $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,045            4,620            1,830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.351          $10.349                -
  Accumulation Unit Value at end of
   period                                    $11.775          $11.351                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               48                -

                                                                    APP B-57

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.556           $9.767           $9.982
  Accumulation Unit Value at end of
   period                                    $10.930          $10.556           $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    885              941              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.417          $10.676                -
  Accumulation Unit Value at end of
   period                                    $11.698          $11.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               17                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.268           $6.007          $10.078
  Accumulation Unit Value at end of
   period                                     $9.096           $8.268           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,886            2,128            1,513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.366          $10.548                -
  Accumulation Unit Value at end of
   period                                    $15.641          $14.366                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               24                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.893           $6.351          $10.058
  Accumulation Unit Value at end of
   period                                     $9.784           $8.893           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    669              691              505
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.718          $10.622                -
  Accumulation Unit Value at end of
   period                                    $16.024          $14.718                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               17                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.024           $5.054          $10.088
  Accumulation Unit Value at end of
   period                                     $9.673           $8.024           $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,840            1,874              997
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.647          $10.596                -
  Accumulation Unit Value at end of
   period                                    $19.859          $16.647                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               19                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.007           $5.832          $10.075
  Accumulation Unit Value at end of
   period                                     $9.360           $8.007           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,568            9,213            4,989
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.033          $10.329                -
  Accumulation Unit Value at end of
   period                                    $16.233          $14.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101               82                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.332           $6.447          $10.187
  Accumulation Unit Value at end of
   period                                     $9.143           $8.332           $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,195            5,146            2,762
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.140          $10.275                -
  Accumulation Unit Value at end of
   period                                    $14.268          $13.140                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               58                -

APP B-58

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.514           $6.039          $10.059
  Accumulation Unit Value at end of
   period                                     $8.990           $8.514           $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,366            6,677            3,633
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.005          $10.756                -
  Accumulation Unit Value at end of
   period                                    $15.679          $15.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.769           $5.953          $10.052
  Accumulation Unit Value at end of
   period                                    $10.179           $8.769           $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,358            1,334              809
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.286          $10.487                -
  Accumulation Unit Value at end of
   period                                    $17.559          $15.286                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               22                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.505           $6.357          $10.615
  Accumulation Unit Value at end of
   period                                     $9.821           $8.505           $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,665            2,759            1,843
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.524          $10.215                -
  Accumulation Unit Value at end of
   period                                    $15.454          $13.524                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.588           $6.404          $10.300
  Accumulation Unit Value at end of
   period                                    $10.007           $8.588           $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               18               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.005          $10.554                -
  Accumulation Unit Value at end of
   period                                    $16.148          $14.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.407           $5.861          $10.336
  Accumulation Unit Value at end of
   period                                     $9.061           $7.407           $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86              100               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $10.075                -
  Accumulation Unit Value at end of
   period                                    $15.252          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.887           $6.439          $10.258
  Accumulation Unit Value at end of
   period                                    $11.285           $8.887           $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,292            2,241            1,189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.337          $10.498                -
  Accumulation Unit Value at end of
   period                                    $18.015          $14.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               15                -

APP B-74

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.686           $6.032          $10.178
  Accumulation Unit Value at end of
   period                                     $8.884           $7.686           $6.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              379              236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.290          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.201          $13.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.276           $7.623          $10.351
  Accumulation Unit Value at end of
   period                                    $12.877          $11.276           $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    302              291               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.197          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.173          $15.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.171           $6.227          $10.407
  Accumulation Unit Value at end of
   period                                     $9.197           $8.171           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               66               55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.883          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.464          $13.883                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.846          $10.008          $10.012
  Accumulation Unit Value at end of
   period                                     $9.680           $9.846          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    790            1,080            1,809
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.714           $9.978                -
  Accumulation Unit Value at end of
   period                                     $9.451           $9.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $6.639          $10.460
  Accumulation Unit Value at end of
   period                                    $10.299           $8.439           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               30               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $10.452                -
  Accumulation Unit Value at end of
   period                                    $15.877          $13.147                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.330           $5.730          $10.243
  Accumulation Unit Value at end of
   period                                    $10.305           $8.330           $5.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               39               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.827          $10.306                -
  Accumulation Unit Value at end of
   period                                    $18.151          $14.827                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-75

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.170           $6.889          $10.630
  Accumulation Unit Value at end of
   period                                    $12.312           $9.170           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                9                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.017          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.623          $14.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.683           $6.240          $10.632
  Accumulation Unit Value at end of
   period                                     $9.800           $8.683           $6.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               15               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.221          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.883          $14.221                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.172           $8.996           $9.941
  Accumulation Unit Value at end of
   period                                    $10.752          $10.172           $8.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,034            1,048              700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.472          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.000          $11.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.745           $9.588           $9.797
  Accumulation Unit Value at end of
   period                                     $9.945           $9.745           $9.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    280              275              283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.023                -
  Accumulation Unit Value at end of
   period                                    $10.179          $10.081                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                5                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.647           $7.072          $10.636
  Accumulation Unit Value at end of
   period                                     $9.748           $8.647           $7.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42                5                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.468          $10.304                -
  Accumulation Unit Value at end of
   period                                    $13.909          $12.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.734           $6.517          $10.480
  Accumulation Unit Value at end of
   period                                     $8.760           $7.734           $6.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.108          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.571          $12.108                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-76

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.221           $5.889          $10.366
  Accumulation Unit Value at end of
   period                                     $9.576           $8.221           $5.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.105          $10.210                -
  Accumulation Unit Value at end of
   period                                    $16.257          $14.105                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.121           $7.249          $10.384
  Accumulation Unit Value at end of
   period                                     $9.797           $9.121           $7.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.667          $10.173                -
  Accumulation Unit Value at end of
   period                                    $13.464          $12.667                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.016          $10.579          $10.109
  Accumulation Unit Value at end of
   period                                    $14.263          $13.016          $10.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               12                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.053          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.155          $13.053                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.474           $6.389          $10.302
  Accumulation Unit Value at end of
   period                                     $9.381           $8.474           $6.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116              136               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.963          $10.638                -
  Accumulation Unit Value at end of
   period                                    $15.297          $13.963                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.940           $7.521          $10.729
  Accumulation Unit Value at end of
   period                                    $11.269           $8.940           $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               37               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.343          $12.300                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.872           $7.271          $10.476
  Accumulation Unit Value at end of
   period                                     $9.786           $8.872           $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.500          $10.352                -
  Accumulation Unit Value at end of
   period                                    $13.643          $12.500                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-82

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.425           $6.059          $10.499
  Accumulation Unit Value at end of
   period                                     $8.031           $7.425           $6.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.953          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.865          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.278           $5.866          $10.579
  Accumulation Unit Value at end of
   period                                     $7.665           $7.278           $5.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.186          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.743          $13.186                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.501           $6.574          $10.313
  Accumulation Unit Value at end of
   period                                    $10.530           $8.501           $6.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.694          $10.701                -
  Accumulation Unit Value at end of
   period                                    $16.784          $13.694                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.581           $5.061           $9.904
  Accumulation Unit Value at end of
   period                                     $9.905           $8.581           $5.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               74               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.450          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.932          $17.450                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.601           $6.393          $10.346
  Accumulation Unit Value at end of
   period                                     $9.165           $8.601           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               46               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.244          $10.699                -
  Accumulation Unit Value at end of
   period                                    $15.020          $14.244                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.524           $9.885           $9.905
  Accumulation Unit Value at end of
   period                                    $12.949          $11.524           $9.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              370              256
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.285          $10.648                -
  Accumulation Unit Value at end of
   period                                    $13.659          $12.285                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                -

                                                                    APP B-83

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.152           $6.331          $10.339
  Accumulation Unit Value at end of
   period                                     $8.601           $8.152           $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              255               99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.540          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.137          $13.540                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.015           $5.826          $10.713
  Accumulation Unit Value at end of
   period                                    $11.723           $9.015           $5.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               42               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.735          $10.277                -
  Accumulation Unit Value at end of
   period                                    $20.249          $15.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.982           $7.337          $10.397
  Accumulation Unit Value at end of
   period                                     $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,192            1,058              595
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    331              372              337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,973            1,988            1,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    599              407              287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -

APP B-84

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               69               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                     $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,941            1,670            1,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              955              636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               55                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,152            5,857            2,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               49                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,027            1,094              679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                8                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,471            3,830            2,633
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               27                -

APP B-80

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.425           $6.059          $10.499
  Accumulation Unit Value at end of
   period                                     $8.031           $7.425           $6.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.953          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.865          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.278           $5.866          $10.579
  Accumulation Unit Value at end of
   period                                     $7.665           $7.278           $5.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.186          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.743          $13.186                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.501           $6.574          $10.313
  Accumulation Unit Value at end of
   period                                    $10.530           $8.501           $6.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.694          $10.701                -
  Accumulation Unit Value at end of
   period                                    $16.784          $13.694                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.581           $5.061           $9.904
  Accumulation Unit Value at end of
   period                                     $9.905           $8.581           $5.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               74               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.450          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.932          $17.450                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.601           $6.393          $10.346
  Accumulation Unit Value at end of
   period                                     $9.165           $8.601           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               46               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.244          $10.699                -
  Accumulation Unit Value at end of
   period                                    $15.020          $14.244                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.524           $9.885           $9.905
  Accumulation Unit Value at end of
   period                                    $12.949          $11.524           $9.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              370              256
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.285          $10.648                -
  Accumulation Unit Value at end of
   period                                    $13.659          $12.285                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                -

                                                                    APP B-81

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.152           $6.331          $10.339
  Accumulation Unit Value at end of
   period                                     $8.601           $8.152           $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              255               99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.540          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.137          $13.540                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.015           $5.826          $10.713
  Accumulation Unit Value at end of
   period                                    $11.723           $9.015           $5.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               42               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.735          $10.277                -
  Accumulation Unit Value at end of
   period                                    $20.249          $15.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -

HARTFORD LEADERS PLUS SERIES IV

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.982           $7.337          $10.397
   of period
  Accumulation Unit Value at end of           $9.744           $8.982           $7.337
   period
  Number of Accumulation Units                 1,192            1,058              595
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.721          $10.501                -
   of period
  Accumulation Unit Value at end of          $13.657          $12.721                -
   period
  Number of Accumulation Units                     5                4                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.445           $5.436          $10.457
   of period
  Accumulation Unit Value at end of           $8.247           $7.445           $5.436
   period
  Number of Accumulation Units                   331              372              337
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.538          $10.727                -
   of period
  Accumulation Unit Value at end of          $15.935          $14.538                -
   period
  Number of Accumulation Units                     6                6                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $6.773           $5.125          $10.781
   of period
  Accumulation Unit Value at end of           $6.949           $6.773           $5.125
   period
  Number of Accumulation Units                 1,973            1,988            1,059
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.870          $10.606                -
   of period
  Accumulation Unit Value at end of          $14.081          $13.870                -
   period
  Number of Accumulation Units                    11               10                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.367           $6.675          $10.790
   of period
  Accumulation Unit Value at end of          $11.663           $9.367           $6.675
   period
  Number of Accumulation Units                   599              407              287
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $15.157          $10.915                -
   of period
  Accumulation Unit Value at end of          $18.676          $15.157                -
   period
  Number of Accumulation Units                     3                -                -
   outstanding at end of period (in
   thousands)

APP B-82

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               69               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                     $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,941            1,670            1,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              955              636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               55                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,152            5,857            2,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               49                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,027            1,094              679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                8                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,471            3,830            2,633
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               27                -

                                                                    APP B-83

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                     $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    959              990              786
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               47                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,363            2,363            1,374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               18                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                     $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,007           11,016            6,718
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              136                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                     $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,468            5,696            3,509
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               86                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,923            7,379            4,310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                    $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,161            2,185            1,373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               23                -

APP B-84

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                     $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,925            3,061            2,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               34                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                     $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               49               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159              282              206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,965            2,944            1,489
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               33                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    183              192              104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               95               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -

                                                                    APP B-85

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,876            8,914            5,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               63                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,059            1,083              597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    295              255              149
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,414            5,229            2,264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               22                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    382              306              118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24,221           23,668           14,067
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              107                -

APP B-86

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                     $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,758            3,321            1,440
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               18                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                     $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,166           13,324            7,136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               55                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               34               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                     $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               27               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317               86               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,250            5,861            2,659
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               33                -

                                                                    APP B-87

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,783            1,148              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               12                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,088              884              604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                9                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,799            6,042            5,454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               48                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    563              687              328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    342              252              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              133               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13                -

APP B-88

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                     $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               39               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,012           17,393            7,751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120               83                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                     $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,651            1,651            1,434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                6                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                     $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    571              257              194
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.742           $6.520          $10.481
  Accumulation Unit Value at end of
   period                                     $8.773           $7.742           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               57               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.115          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.585          $12.115                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.229           $5.892          $10.367
  Accumulation Unit Value at end of
   period                                     $9.590           $8.229           $5.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               55               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.112          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.274          $14.112                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -

                                                                    APP B-89

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                     $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    243              309               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $10.580          $10.109
  Accumulation Unit Value at end of
   period                                    $14.279          $13.023          $10.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366              347               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.060                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,918            1,843              830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               15                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    432              221              113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                     $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    299              304              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236              279              181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-90

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,294            2,396            1,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    359              265              121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              338              242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               71               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                     $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    114              114               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,756              750              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                3                -

                                                                    APP B-91

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,306            1,982              964
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               36                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                     $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,882            3,425            1,491
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               12                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,682            1,749              948
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               28                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,271            4,991            2,610
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               30                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91              105               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    859              999              717
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                -

APP B-92

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                     $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               56               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    977            1,066              533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               73               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,176            3,612            1,496
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    238              254               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               76               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-93

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               62               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               48               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,103            1,088              560
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               16                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    782              519              223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               16                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,504            2,961            1,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               62                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,811            1,779            1,139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               13                -

APP B-94

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    696              738              503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                -

HARTFORD LEADERS ACCESS SERIES IV

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.982           $7.337          $10.397
   of period
  Accumulation Unit Value at end of           $9.744           $8.982           $7.337
   period
  Number of Accumulation Units                 1,192            1,058              595
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.721          $10.501                -
   of period
  Accumulation Unit Value at end of          $13.657          $12.721                -
   period
  Number of Accumulation Units                     5                4                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.445           $5.436          $10.457
   of period
  Accumulation Unit Value at end of           $8.247           $7.445           $5.436
   period
  Number of Accumulation Units                   331              372              337
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.538          $10.727                -
   of period
  Accumulation Unit Value at end of          $15.935          $14.538                -
   period
  Number of Accumulation Units                     6                6                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $6.773           $5.125          $10.781
   of period
  Accumulation Unit Value at end of           $6.949           $6.773           $5.125
   period
  Number of Accumulation Units                 1,973            1,988            1,059
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.870          $10.606                -
   of period
  Accumulation Unit Value at end of          $14.081          $13.870                -
   period
  Number of Accumulation Units                    11               10                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.367           $6.675          $10.790
   of period
  Accumulation Unit Value at end of          $11.663           $9.367           $6.675
   period
  Number of Accumulation Units                   599              407              287
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $15.157          $10.915                -
   of period
  Accumulation Unit Value at end of          $18.676          $15.157                -
   period
  Number of Accumulation Units                     3                -                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $7.612           $6.393          $10.560
   of period
  Accumulation Unit Value at end of           $8.342           $7.612           $6.393
   period
  Number of Accumulation Units                    58               69               41
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $12.269          $10.414                -
   of period
  Accumulation Unit Value at end of          $13.306          $12.269                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)

                                                                    APP B-95

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                     $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,941            1,670            1,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              955              636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               55                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,152            5,857            2,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               49                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,027            1,094              679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                8                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,471            3,830            2,633
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               27                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                     $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    959              990              786
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               47                -

APP B-96

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,363            2,363            1,374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               18                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                     $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,007           11,016            6,718
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              136                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                     $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,468            5,696            3,509
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               86                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,923            7,379            4,310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                    $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,161            2,185            1,373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               23                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                     $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,925            3,061            2,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               34                -

                                                                    APP B-97

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                     $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               49               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159              282              206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,965            2,944            1,489
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               33                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    183              192              104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               95               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,876            8,914            5,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               63                -

APP B-98

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,059            1,083              597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    295              255              149
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,414            5,229            2,264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               22                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    382              306              118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24,221           23,668           14,067
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              107                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                     $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,758            3,321            1,440
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               18                -

                                                                    APP B-99

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                     $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,166           13,324            7,136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               55                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               34               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                     $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               27               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317               86               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,250            5,861            2,659
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               33                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,783            1,148              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               12                -

APP B-100

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,088              884              604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                9                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,799            6,042            5,454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               48                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    563              687              328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    342              252              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              133               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                     $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               39               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -

                                                                   APP B-101

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,012           17,393            7,751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120               83                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                     $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,651            1,651            1,434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                6                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                     $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    571              257              194
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.742           $6.520          $10.481
  Accumulation Unit Value at end of
   period                                     $8.773           $7.742           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               57               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.115          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.585          $12.115                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.229           $5.892          $10.367
  Accumulation Unit Value at end of
   period                                     $9.590           $8.229           $5.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               55               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.112          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.274          $14.112                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                     $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    243              309               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-102

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $10.580          $10.109
  Accumulation Unit Value at end of
   period                                    $14.279          $13.023          $10.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366              347               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.060                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,918            1,843              830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               15                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    432              221              113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                     $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    299              304              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236              279              181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,294            2,396            1,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17                -

                                                                   APP B-103

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    359              265              121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              338              242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               71               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                     $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    114              114               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,756              750              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                3                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,306            1,982              964
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               36                -

APP B-104

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                     $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,882            3,425            1,491
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               12                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,682            1,749              948
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               28                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,271            4,991            2,610
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               30                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91              105               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    859              999              717
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                     $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               56               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -

                                                                   APP B-105

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    977            1,066              533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               73               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,176            3,612            1,496
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    238              254               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               76               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               62               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-106

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               48               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,103            1,088              560
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               16                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    782              519              223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               16                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,504            2,961            1,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               62                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,811            1,779            1,139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               13                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    696              738              503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                -

(a)  Inception date July 16, 2010.

                                                                         APP C-1

--------------------------------------------------------------------------------

APPENDIX C - COMPARISON AND FUND DATA

Presented below are some, but certainly not all, of the differentiating features between the individual deferred variable annuities described in this prospectus. We also offer other individual deferred variable annuities that have different sales charges arrangements, charges (i.e., mortality and expense risk charges and annual fund operating expenses), commission structures and investment options. For instance, The Director and Hartford Leaders Foundation variable annuities have different charges and investment options than the comparable Core version of this variable annuity. We also offer another contract variation called "Edge" that includes a front end sales load and different charges. We have not included information regarding our Edge contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all contract variations are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.
I. COMPARISON TABLE

               MINIMUM INITIAL PREMIUM
             QUALIFIED        QUALIFIED
CONTRACT      CONTRACT         CONTRACT                                   SALES CHARGE
-----------------------------------------------------------------------------------------------------------
ACCESS       $2,000           $10,000                                                             None
CORE         $1,000           $1,000      Year            1           2             3              4
                                          CDSC           7%           7%            7%             6%
OUTLOOK      $2,000           $10,000     Year            1           2             3              4
                                          CDSC           7%           6%            5%             4%
PLUS         $2,000           $10,000     Year            1           2             3              4
                                          CDSC           8%           8%            8%             8%

                                                                   MORTALITY &     MAXIMUM
                                                                  EXPENSE RISK     UP-FRONT
CONTRACT                        SALES CHARGE                        CHARGE(1)     COMMISSION
-----------  --------------------------------------------------------------------------------
ACCESS                                                                1.50%           2%
CORE               5              6         7       8+
                   5%            4%         3%      0%                1.05%           7%
OUTLOOK            5+
                   0%                                                 1.45%         5.75%
PLUS               5              6         7       8       9+
                   7%            6%         5%      4%      0%        1.45%          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP C-2

-------------------------------------------------------------------------------

II. INVESTMENT OPTIONS (STANDARD)

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 INVESCO V.I. BALANCED RISK ALLOCATION   Long-term capital growth                     Invesco Advisers, Inc.
  FUND - SERIES II
 INVESCO V.I. CAPITAL APPRECIATION FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - SERIES II
 INVESCO V.I. CAPITAL DEVELOPMENT FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - SERIES II
 INVESCO V.I. CORE EQUITY FUND - SERIES  Seeks long-term growth of capital            Invesco Advisers, Inc.
  II
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - SERIES II
 INVESCO V.I. SMALL CAP EQUITY FUND -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES II
 INVESCO VAN KAMPEN V.I. GROWTH AND      Seeks to provide long-term growth of         Invesco Advisers, Inc.
  INCOME FUND - SERIES II                capital and income primarily through
                                         investments in common stocks
 INVESCO VAN KAMPEN V.I. U.S. MID CAP    Above-average total return over a market     Invesco Advisers, Inc.
  VALUE FUND - SERIES II                 cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH   Maximize total return consistent with        ABIS - AllianceBernstein Investor Services,
  STRATEGY PORTFOLIO - CLASS B           Advisor's determination of reasonable risk   Inc.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  GROWTH PORTFOLIO - CLASS B                                                          Inc.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  VALUE PORTFOLIO - CLASS B                                                           Inc.
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  VALUE PORTFOLIO - CLASS B                                                           Inc.
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO   Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  - CLASS B                                                                           Inc.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO - SERVICE CLASS 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP DYNAMIC CAPITAL         Seeks capital appreciation                   Fidelity Management & Research Company
  APPRECIATION PORTFOLIO - SERVICE                                                    Sub-advised by FMR Co., Inc. and other
  CLASS 2                                                                             Fidelity affiliates
 FIDELITY(R) VIP GROWTH PORTFOLIO -      Seeks capital appreciation                   Fidelity Management & Research Company
  SERVICE CLASS 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates

                                                                     APP C-3

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO -     Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP VALUE STRATEGIES        Seeks capital appreciation                   Fidelity Management & Research Company
  PORTFOLIO - SERVICE CLASS 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES     Seeks capital appreciation                   Franklin Advisers, Inc.
  FUND - CLASS 4
 FRANKLIN INCOME SECURITIES FUND -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 4                                prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND - CLASS 4
 FRANKLIN SMALL-MID CAP GROWTH           Seeks long-term capital growth               Franklin Advisers, Inc.
  SECURITIES FUND - CLASS 4
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND - CLASS 4                         capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND - CLASS 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND - CLASS   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  SECURITIES FUND - CLASS 4
 TEMPLETON FOREIGN SECURITIES FUND -     Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 4
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - CLASS 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND -      Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 4                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  - CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS FUND  Seeks long-term growth of capital            HL Investment Advisors, LLC
  - CLASS IA                                                                          Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND - CLASS IA                    providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk

APP C-4

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 AMERICAN FUNDS ASSET ALLOCATION HLS     Seeks high total return consistent with      HL Investment Advisors, LLC
  FUND - CLASS IB                        preservation of capital over the long term.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Seeks to produce income exceeding the        HL Investment Advisors, LLC
  GROWTH HLS FUND - CLASS IB             average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing.
 AMERICAN FUNDS BOND HLS FUND - CLASS    Seeks to maximize current income and         HL Investment Advisors, LLC
  IB                                     preservation of capital.
 AMERICAN FUNDS GLOBAL BOND HLS FUND -   Seeks a high level of total return over the  HL Investment Advisors, LLC
  CLASS IB                               long term
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks growth of capital over time and        HL Investment Advisors, LLC
  INCOME HLS FUND - CLASS IB             current income
 AMERICAN FUNDS GLOBAL GROWTH HLS FUND   Seeks long-term capital growth               HL Investment Advisors, LLC
  - CLASS IB
 AMERICAN FUNDS GLOBAL SMALL             Seeks growth of capital over time            HL Investment Advisors, LLC
  CAPITALIZATION HLS FUND - CLASS IB
 AMERICAN FUNDS GROWTH HLS FUND - CLASS  Seeks growth of capital                      HL Investment Advisors, LLC
  IB
 AMERICAN FUNDS GROWTH-INCOME HLS FUND   Seeks long-term growth of capital and        HL Investment Advisors, LLC
  - CLASS IB                             income over time
 AMERICAN FUNDS INTERNATIONAL HLS FUND   Seeks long-term growth of capital            HL Investment Advisors, LLC
  - CLASS IB
 AMERICAN FUNDS NEW WORLD HLS FUND -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB
 HARTFORD ADVISERS HLS FUND - CLASS IA   Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  - CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -  Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  - CLASS IA                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND -       Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND - CLASS IA     Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND - CLASS    Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company

                                                                     APP C-5

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND - CLASS IA                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND - CLASS  Maximum current income consistent with       HL Investment Advisors, LLC
  IA*                                    liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND -       Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD STOCK HLS FUND - CLASS IA      Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -   Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND - CLASS IA      Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO -  High current income and the opportunity for  Lord, Abbett & Co. LLC
  CLASS VC                               capital appreciation to produce a high
                                         total return
 LORD ABBETT CAPITAL STRUCTURE           Current income and capital appreciation      Lord, Abbett & Co. LLC
  PORTFOLIO - CLASS VC
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO - CLASS VC                   without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES - SERVICE CLASS    Seeks capital appreciation                   MFS Investment Management
 MFS(R) INVESTORS TRUST SERIES -         Seeks capital appreciation                   MFS Investment Management
  SERVICE CLASS
 MFS(R) RESEARCH BOND SERIES - SERVICE   Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES - SERVICE    Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES - SERVICE CLASS     Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND(R)/VA - SERVICE SHARES            investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES           Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  FUND(R)/VA - SERVICE SHARES            investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA -    Seeks a high total return                    OppenheimerFunds, Inc.
  SERVICE SHARES

APP C-6

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET SMALL- & MID-   Seeks capital appreciation from investing    OppenheimerFunds, Inc.
  CAP FUND(R)/VA - SERVICE SHARES (1)    mainly in small company stocks
 OPPENHEIMER VALUE FUND(R)/VA - SERVICE  Seeks long term growth of capital by         OppenheimerFunds, Inc.
  SHARES                                 investing primarily in common stocks with
                                         low price earnings ratios and
                                         better-than-anticipated earnings.
PUTNAM VARIABLE TRUST
 PUTNAM VT DIVERSIFIED INCOME FUND -     As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with
                                         preservation of capital
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  Long-term return consistent with             Putnam Investment Management, LLC
  - CLASS IB                             preservation of capital                      Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL EQUITY FUND -   Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB                                                                            Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL VALUE FUND -    Capital growth. Current income is a          Putnam Management Putnam Advisory Company,
  CLASS IB                               secondary objective                          LLC
 PUTNAM VT SMALL CAP VALUE FUND - CLASS  Capital appreciation                         Putnam Investment Management, LLC
  IB
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF MID CAP GROWTH PORTFOLIO - CLASS    Seeks long-term capital growth by investing  Morgan Stanley Investment Management Inc.
  II                                     primarily in common stocks and other equity
                                         securities
 FIXED ACCUMULATION FEATURE**            Preservation of Capital                      N/A

(1)  Formerly Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.

II. INVESTMENT OPTIONS - PROPRIETARY

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 WELLS FARGO ADVANTAGE VT CORE EQUITY    Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  FUND - CLASS 1                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT INTERNATIONAL  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  EQUITY FUND - CLASS 1                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH   Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  FUND - CLASS 1                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT SMALL CAP      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  GROWTH FUND - CLASS 1                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT SMALL CAP      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  VALUE FUND - CLASS 1                                                                Sub-advised by Wells Capital Management
                                                                                      Incorporated

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

       - LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on whether either the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

       - A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

       - For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/ Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse as the joint Owner or Beneficiary.

       - The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base is equal to your initial Premium Payment (including any Payment Enhancements, if applicable). It will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                                         THE HARTFORD'S                                           THE HARTFORD'S
                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 90; or

    -   You waive your right to receive automatic Payment Base increases.

                                                                     APP D-3

-------------------------------------------------------------------------------

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

       - Covered Life Changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                 WITHDRAWAL PERCENT
                                    SINGLE LIFE                    JOINT/SPOUSAL
RELEVANT COVEREDLIFE ATTAINED AGE      OPTION                          OPTION
---------------------------------------------------------------------------------
     [LESS THAN]59 1/2 - 64             5.0%                            4.5%
            65 - 69                     5.5%                            5.0%
            70 - 74                     6.0%                            5.5%
            75 - 79                     6.5%                            6.0%
            80 - 84                     7.0%                            6.5%
            85 - 90                     7.5%                            7.0%
              90+                       8.0%                            7.5%

APP D-4

-------------------------------------------------------------------------------

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit differs from the standard Death Benefit in terms of how it is reduced by excess withdrawals. The standard Death Benefit is depleted proportionately for partial Surrenders in excess of the Annual Withdrawal Amount whereas the Guaranteed Minimum Death Benefit is depleted proportionately for partial Surrenders in excess of Lifetime Benefit Payments or the Threshold.

The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the Spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE EITHER RIDER?

No. However, a Company-sponsored exchange of either rider will not be considered to be a revocation by you of either rider.

                                                                     APP D-5

-------------------------------------------------------------------------------

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER EITHER RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sum to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferred provision; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under this rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as either rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then either rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

APP D-6

-------------------------------------------------------------------------------

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for either rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP D-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue either rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP D-8

-------------------------------------------------------------------------------

Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                     APP D-9

-------------------------------------------------------------------------------

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, You will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date Your Lifetime Withdrawal Feature is revoked. During the reinstatement period if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, Your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period You reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. The restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

APP D-10

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OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under either rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment

                                                                    APP D-11

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  increases, please note that you need to request an increase in your Automatic
  Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP E-1

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APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit. Once elected, your choice is irrevocable.

The maximum age of any Contract Owner or Annuitant when electing this rider is 85 for non-qualified plans and age 80 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

APP E-2

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. (Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments.) Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

See Example 1 under The Hartford's Principal First in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Examples 2 and 3 under The Hartford's Principal First in Appendix A.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

See Examples 2 and 6 under The Hartford's Principal First in Appendix A.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

                                                                     APP E-3

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CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

APP E-4

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CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

-   Withdrawals can deplete and even eliminate death benefits.

- We do not automatically increase payments under the Automatic Income Program If your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP F-1

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APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

APP F-2

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otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

                                                                     APP F-3

-------------------------------------------------------------------------------

       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

APP F-4

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP F-5

-------------------------------------------------------------------------------

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

APP F-6

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

                                                                     APP F-7

-------------------------------------------------------------------------------

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

APP F-8

-------------------------------------------------------------------------------

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

                                                                     APP F-9

-------------------------------------------------------------------------------

  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP G-1

-------------------------------------------------------------------------------

APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-16 under The Hartford's Lifetime Income Builder II in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will

APP G-2

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not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

See Examples 15 and 16 under The Hartford's Lifetime Income Builder II in Appendix A.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10% provided; however, there is no cap on Automatic Payment Base increases if you allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts designated by us. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

                                                                     APP G-3

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    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Builder II in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years. See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

APP G-4

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Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL
BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse. See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 7, 8 and 10 - 14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed

                                                                     APP G-5

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       Minimum Death Benefit will be recalculated to be the lesser of the
       Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

APP G-6

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

                                                                     APP G-7

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time of Spousal Contract continuation, the rider will terminate and the
Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

APP G-8

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offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford Lifetime Income Builder II in Appendix
A.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

                                                                     APP G-9

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-   We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit
    Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the Standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     ADDRESS UNTIL AUGUST 13, 2011:

     The Hartford Wealth Management - Global Annuities
     PO Box 5085
     Hartford, Connecticut 06102-5085

     ADDRESS AFTER AUGUST 13, 2011:

     The Hartford Wealth Management - Global Annuities
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                            HARTFORD LEADERS SELECT

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to:

ADDRESS UNTIL AUGUST 13, 2011:

The Hartford Wealth Management - Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085

ADDRESS AFTER AUGUST 13, 2011:

The Hartford Wealth Management - Global Annuities
PO Box 14293
Lexington, KY 40512-4293

Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $16,548,405; 2009: $17,275,597; and 2008: $53,980,236.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG

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Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc.,
BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren - Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan

4

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Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors,
LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates

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the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

HARTFORD LIFE INSURANCE COMPANY:

HARTFORD LEADERS SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.048           $7.361          $10.403
  Accumulation Unit Value at end of
   period                                     $9.855           $9.048           $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    145               80               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.998           $7.343          $10.398
  Accumulation Unit Value at end of
   period                                     $9.772           $8.998           $7.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               43               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.965           $7.331          $10.395
  Accumulation Unit Value at end of
   period                                     $9.717           $8.965           $7.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.924           $7.316                -
  Accumulation Unit Value at end of
   period                                     $9.648           $8.924                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.916           $7.313          $10.390
  Accumulation Unit Value at end of
   period                                     $9.635           $8.916           $7.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.777          $10.505                -
  Accumulation Unit Value at end of
   period                                    $13.772          $12.777                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.500           $5.454          $10.464
  Accumulation Unit Value at end of
   period                                     $8.341           $7.500           $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               50               41
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.459           $5.441          $10.459
  Accumulation Unit Value at end of
   period                                     $8.270           $7.459           $5.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.432           $5.432          $10.455
  Accumulation Unit Value at end of
   period                                     $8.224           $7.432           $5.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.398           $5.420                -
  Accumulation Unit Value at end of
   period                                     $8.166           $7.398                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.391           $5.418          $10.450
  Accumulation Unit Value at end of
   period                                     $8.154           $7.391           $5.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.602          $10.731                -
  Accumulation Unit Value at end of
   period                                    $16.069          $14.602                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.823           $5.142          $10.788
  Accumulation Unit Value at end of
   period                                     $7.028           $6.823           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    447              423              245
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.786           $5.129          $10.783
  Accumulation Unit Value at end of
   period                                     $6.969           $6.786           $5.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               84               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.761           $5.121          $10.779
  Accumulation Unit Value at end of
   period                                     $6.929           $6.761           $5.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               68               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.730           $5.110                -
  Accumulation Unit Value at end of
   period                                     $6.880           $6.730                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               26                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.724           $5.108          $10.774
  Accumulation Unit Value at end of
   period                                     $6.871           $6.724           $5.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.931          $10.610                -
  Accumulation Unit Value at end of
   period                                    $14.199          $13.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.436           $6.697          $10.797
  Accumulation Unit Value at end of
   period                                    $11.796           $9.436           $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               33               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.384           $6.680          $10.792
  Accumulation Unit Value at end of
   period                                    $11.696           $9.384           $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.350           $6.669          $10.788
  Accumulation Unit Value at end of
   period                                    $11.630           $9.350           $6.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               23               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.307           $6.656                -
  Accumulation Unit Value at end of
   period                                    $11.548           $9.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.298           $6.653          $10.783
  Accumulation Unit Value at end of
   period                                    $11.532           $9.298           $6.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.223          $10.919                -
  Accumulation Unit Value at end of
   period                                    $18.833          $15.223                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

8

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.667           $6.414          $10.567
  Accumulation Unit Value at end of
   period                                     $8.437           $7.667           $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.625           $6.398          $10.562
  Accumulation Unit Value at end of
   period                                     $8.366           $7.625           $6.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.598           $6.388          $10.559
  Accumulation Unit Value at end of
   period                                     $8.318           $7.598           $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.563           $6.375                -
  Accumulation Unit Value at end of
   period                                     $8.260           $7.563                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.556           $6.372          $10.553
  Accumulation Unit Value at end of
   period                                     $8.248           $7.556           $6.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.323          $10.418                -
  Accumulation Unit Value at end of
   period                                    $13.418          $12.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.251          $10.073
  Accumulation Unit Value at end of
   period                                     $9.801           $8.850           $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              374              210
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.806           $7.236          $10.072
  Accumulation Unit Value at end of
   period                                     $9.723           $8.806           $7.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    114               36               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.777           $7.227          $10.072
  Accumulation Unit Value at end of
   period                                     $9.671           $8.777           $7.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               36               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.740           $7.215                -
  Accumulation Unit Value at end of
   period                                     $9.607           $8.740                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               40                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.733           $7.212          $10.072
  Accumulation Unit Value at end of
   period                                     $9.594           $8.733           $7.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.420          $10.283                -
  Accumulation Unit Value at end of
   period                                    $13.610          $12.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               42                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.408           $6.680          $10.221
  Accumulation Unit Value at end of
   period                                     $9.298           $8.408           $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    154              148               55

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.366           $6.666          $10.221
  Accumulation Unit Value at end of
   period                                     $9.224           $8.366           $6.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               51               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.338           $6.657          $10.220
  Accumulation Unit Value at end of
   period                                     $9.175           $8.338           $6.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               46               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.303           $6.646                -
  Accumulation Unit Value at end of
   period                                     $9.114           $8.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.296           $6.644          $10.220
  Accumulation Unit Value at end of
   period                                     $9.102           $8.296           $6.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.908          $10.363                -
  Accumulation Unit Value at end of
   period                                    $14.126          $12.908                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.869           $8.904          $10.017
  Accumulation Unit Value at end of
   period                                    $10.346           $9.869           $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,261            1,154              616
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.820           $8.886          $10.017
  Accumulation Unit Value at end of
   period                                    $10.264           $9.820           $8.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    314              216              101
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.787           $8.874          $10.017
  Accumulation Unit Value at end of
   period                                    $10.209           $9.787           $8.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    167              178              101
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.747           $8.860                -
  Accumulation Unit Value at end of
   period                                    $10.141           $9.747                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               62                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.738           $8.857          $10.017
  Accumulation Unit Value at end of
   period                                    $10.128           $9.738           $8.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               30               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.351          $10.349                -
  Accumulation Unit Value at end of
   period                                    $11.775          $11.351                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.556           $9.767           $9.982
  Accumulation Unit Value at end of
   period                                    $10.930          $10.556           $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              119               87
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.503           $9.748           $9.982
  Accumulation Unit Value at end of
   period                                    $10.843          $10.503           $9.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               26               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.468           $9.735           $9.982
  Accumulation Unit Value at end of
   period                                    $10.785          $10.468           $9.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               36               25

10

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.424           $9.718                -
  Accumulation Unit Value at end of
   period                                    $10.713          $10.424                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.416           $9.715           $9.982
  Accumulation Unit Value at end of
   period                                    $10.699          $10.416           $9.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.417          $10.676                -
  Accumulation Unit Value at end of
   period                                    $11.698          $11.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.268           $6.007          $10.078
  Accumulation Unit Value at end of
   period                                     $9.096           $8.268           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    460              454              313
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.226           $5.994          $10.078
  Accumulation Unit Value at end of
   period                                     $9.024           $8.226           $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    190              195              143
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.199           $5.986          $10.078
  Accumulation Unit Value at end of
   period                                     $8.976           $8.199           $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    125              125               70
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.165           $5.976                -
  Accumulation Unit Value at end of
   period                                     $8.916           $8.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               29                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.158           $5.974          $10.078
  Accumulation Unit Value at end of
   period                                     $8.904           $8.158           $5.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               10                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.366          $10.548                -
  Accumulation Unit Value at end of
   period                                    $15.641          $14.366                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.893           $6.351          $10.058
  Accumulation Unit Value at end of
   period                                     $9.784           $8.893           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              100               58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.848           $6.338          $10.058
  Accumulation Unit Value at end of
   period                                     $9.706           $8.848           $6.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.819           $6.330          $10.057
  Accumulation Unit Value at end of
   period                                     $9.654           $8.819           $6.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               28               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.782           $6.319                -
  Accumulation Unit Value at end of
   period                                     $9.590           $8.782                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.774           $6.317          $10.057
  Accumulation Unit Value at end of
   period                                     $9.577           $8.774           $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.718          $10.622                -
  Accumulation Unit Value at end of
   period                                    $16.024          $14.718                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.024           $5.054          $10.088
  Accumulation Unit Value at end of
   period                                     $9.673           $8.024           $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    293              252              127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.984           $5.043          $10.088
  Accumulation Unit Value at end of
   period                                     $9.596           $7.984           $5.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136               66               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.957           $5.037          $10.088
  Accumulation Unit Value at end of
   period                                     $9.544           $7.957           $5.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               34               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.924           $5.028                -
  Accumulation Unit Value at end of
   period                                     $9.481           $7.924                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               23                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.917           $5.027          $10.088
  Accumulation Unit Value at end of
   period                                     $9.468           $7.917           $5.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               17               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.647          $10.596                -
  Accumulation Unit Value at end of
   period                                    $19.859          $16.647                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.007           $5.832          $10.075
  Accumulation Unit Value at end of
   period                                     $9.360           $8.007           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            1,818            1,172
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.967           $5.821          $10.075
  Accumulation Unit Value at end of
   period                                     $9.285           $7.967           $5.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    660              453              250
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.941           $5.813          $10.075
  Accumulation Unit Value at end of
   period                                     $9.236           $7.941           $5.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    353              409              282
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.907           $5.803                -
  Accumulation Unit Value at end of
   period                                     $9.174           $7.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    243              213                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.901           $5.801          $10.074
  Accumulation Unit Value at end of
   period                                     $9.162           $7.901           $5.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               52               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.033          $10.329                -
  Accumulation Unit Value at end of
   period                                    $16.233          $14.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                -

12

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.332           $6.447          $10.187
  Accumulation Unit Value at end of
   period                                     $9.143           $8.332           $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,064              995              594
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.290           $6.434          $10.187
  Accumulation Unit Value at end of
   period                                     $9.070           $8.290           $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    314              225              160
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.263           $6.426          $10.187
  Accumulation Unit Value at end of
   period                                     $9.021           $8.263           $6.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              435              365
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.228           $6.415                -
  Accumulation Unit Value at end of
   period                                     $8.961           $8.228                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    226              193                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.221           $6.413          $10.187
  Accumulation Unit Value at end of
   period                                     $8.949           $8.221           $6.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               24               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.140          $10.275                -
  Accumulation Unit Value at end of
   period                                    $14.268          $13.140                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.514           $6.039          $10.059
  Accumulation Unit Value at end of
   period                                     $8.990           $8.514           $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,560            1,301              765
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.471           $6.027          $10.059
  Accumulation Unit Value at end of
   period                                     $8.918           $8.471           $6.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    390              266              149
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.443           $6.019          $10.059
  Accumulation Unit Value at end of
   period                                     $8.871           $8.443           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    224              248              155
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.408           $6.009                -
  Accumulation Unit Value at end of
   period                                     $8.812           $8.408                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123               86                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.401           $6.007          $10.059
  Accumulation Unit Value at end of
   period                                     $8.800           $8.401           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.005          $10.756                -
  Accumulation Unit Value at end of
   period                                    $15.679          $15.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.769           $5.953          $10.052
  Accumulation Unit Value at end of
   period                                    $10.179           $8.769           $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    208              196              138

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.725           $5.941          $10.052
  Accumulation Unit Value at end of
   period                                    $10.098           $8.725           $5.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               43               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.696           $5.933          $10.052
  Accumulation Unit Value at end of
   period                                    $10.044           $8.696           $5.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               73               54
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.659           $5.923                -
  Accumulation Unit Value at end of
   period                                     $9.977           $8.659                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               25                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.652           $5.921          $10.052
  Accumulation Unit Value at end of
   period                                     $9.964           $8.652           $5.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.286          $10.487                -
  Accumulation Unit Value at end of
   period                                    $17.559          $15.286                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.505           $6.357          $10.615
  Accumulation Unit Value at end of
   period                                     $9.821           $8.505           $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    569              566              378
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.458           $6.341          $10.610
  Accumulation Unit Value at end of
   period                                     $9.738           $8.458           $6.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139              112               75
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.427           $6.331          $10.606
  Accumulation Unit Value at end of
   period                                     $9.683           $8.427           $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              222              171
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.389           $6.318                -
  Accumulation Unit Value at end of
   period                                     $9.615           $8.389                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               49                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.381           $6.315          $10.601
  Accumulation Unit Value at end of
   period                                     $9.601           $8.381           $6.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               33               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.524          $10.215                -
  Accumulation Unit Value at end of
   period                                    $15.454          $13.524                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.588           $6.404          $10.300
  Accumulation Unit Value at end of
   period                                    $10.007           $8.588           $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.541           $6.388          $10.294
  Accumulation Unit Value at end of
   period                                     $9.922           $8.541           $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1

14

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.510           $6.377          $10.291
  Accumulation Unit Value at end of
   period                                     $9.866           $8.510           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.471           $6.364                -
  Accumulation Unit Value at end of
   period                                     $9.796           $8.471                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.463           $6.361          $10.286
  Accumulation Unit Value at end of
   period                                     $9.782           $8.463           $6.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.005          $10.554                -
  Accumulation Unit Value at end of
   period                                    $16.148          $14.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.407           $5.861          $10.336
  Accumulation Unit Value at end of
   period                                     $9.061           $7.407           $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               31               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.367           $5.847          $10.330
  Accumulation Unit Value at end of
   period                                     $8.984           $7.367           $5.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.340           $5.837          $10.327
  Accumulation Unit Value at end of
   period                                     $8.933           $7.340           $5.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.306           $5.825                -
  Accumulation Unit Value at end of
   period                                     $8.870           $7.306                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.299           $5.822          $10.322
  Accumulation Unit Value at end of
   period                                     $8.858           $7.299           $5.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               10                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $10.075                -
  Accumulation Unit Value at end of
   period                                    $15.252          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.887           $6.439          $10.258
  Accumulation Unit Value at end of
   period                                    $11.285           $8.887           $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    439              419              247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.838           $6.423          $10.253
  Accumulation Unit Value at end of
   period                                    $11.189           $8.838           $6.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149              121               52
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.806           $6.412          $10.249
  Accumulation Unit Value at end of
   period                                    $11.126           $8.806           $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    145              125              105

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.766           $6.399                -
  Accumulation Unit Value at end of
   period                                    $11.047           $8.766                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96               49                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.758           $6.396          $10.244
  Accumulation Unit Value at end of
   period                                    $11.032           $8.758           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.337          $10.498                -
  Accumulation Unit Value at end of
   period                                    $18.015          $14.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.303           $5.350          $10.464
  Accumulation Unit Value at end of
   period                                    $10.360           $8.303           $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               15                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.257           $5.337          $10.458
  Accumulation Unit Value at end of
   period                                    $10.272           $8.257           $5.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.227           $5.328          $10.455
  Accumulation Unit Value at end of
   period                                    $10.214           $8.227           $5.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.189           $5.316                -
  Accumulation Unit Value at end of
   period                                    $10.142           $8.189                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.182           $5.314          $10.450
  Accumulation Unit Value at end of
   period                                    $10.127           $8.182           $5.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.498          $10.743                -
  Accumulation Unit Value at end of
   period                                    $20.370          $16.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.508           $7.256          $10.895
  Accumulation Unit Value at end of
   period                                    $10.901           $9.508           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               21               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.456           $7.238          $10.889
  Accumulation Unit Value at end of
   period                                    $10.808           $9.456           $7.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.421           $7.226          $10.886
  Accumulation Unit Value at end of
   period                                    $10.747           $9.421           $7.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.378           $7.210                -
  Accumulation Unit Value at end of
   period                                    $10.671           $9.378                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.370           $7.207          $10.880
  Accumulation Unit Value at end of
   period                                    $10.656           $9.370           $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -

16

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.018          $10.039                -
  Accumulation Unit Value at end of
   period                                    $14.769          $13.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.710           $7.263          $10.510
  Accumulation Unit Value at end of
   period                                    $10.792           $9.710           $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,493            1,451              853
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.656           $7.245          $10.505
  Accumulation Unit Value at end of
   period                                    $10.700           $9.656           $7.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    400              330              156
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.621           $7.232          $10.501
  Accumulation Unit Value at end of
   period                                    $10.640           $9.621           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    280              289              178
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.577           $7.217                -
  Accumulation Unit Value at end of
   period                                    $10.565           $9.577                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    347              268                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.568           $7.214          $10.496
  Accumulation Unit Value at end of
   period                                    $10.550           $9.568           $7.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               44               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.144          $10.691                -
  Accumulation Unit Value at end of
   period                                    $15.557          $14.144                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                7                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.936           $7.012          $10.781
  Accumulation Unit Value at end of
   period                                    $11.309           $8.936           $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107               98               66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.887           $6.994          $10.776
  Accumulation Unit Value at end of
   period                                    $11.213           $8.887           $6.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               34               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.854           $6.983          $10.772
  Accumulation Unit Value at end of
   period                                    $11.149           $8.854           $6.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               36               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.814           $6.968                -
  Accumulation Unit Value at end of
   period                                    $11.071           $8.814                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.806           $6.965          $10.766
  Accumulation Unit Value at end of
   period                                    $11.055           $8.806           $6.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.397          $10.623                -
  Accumulation Unit Value at end of
   period                                    $16.777          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147           $6.458          $10.710
  Accumulation Unit Value at end of
   period                                    $11.518           $9.147           $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               48               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.097           $6.442          $10.705
  Accumulation Unit Value at end of
   period                                    $11.420           $9.097           $6.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                6                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.064           $6.431          $10.701
  Accumulation Unit Value at end of
   period                                    $11.356           $9.064           $6.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               12                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.022           $6.417                -
  Accumulation Unit Value at end of
   period                                    $11.275           $9.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.014           $6.415          $10.696
  Accumulation Unit Value at end of
   period                                    $11.259           $9.014           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.091          $10.053                -
  Accumulation Unit Value at end of
   period                                    $17.558          $14.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.834           $8.740          $10.189
  Accumulation Unit Value at end of
   period                                    $11.863          $10.834           $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    903              844              464
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.774           $8.718          $10.184
  Accumulation Unit Value at end of
   period                                    $11.763          $10.774           $8.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    167              154               64
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.735           $8.703          $10.180
  Accumulation Unit Value at end of
   period                                    $11.696          $10.735           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              111               70
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.686           $8.685                -
  Accumulation Unit Value at end of
   period                                    $11.613          $10.686                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              101                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.676           $8.681          $10.175
  Accumulation Unit Value at end of
   period                                    $11.597          $10.676           $8.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               18               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.875          $10.495                -
  Accumulation Unit Value at end of
   period                                    $13.951          $12.875                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.293           $7.223          $10.420
  Accumulation Unit Value at end of
   period                                    $10.292           $9.293           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97               79               27

18

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.242           $7.205          $10.415
  Accumulation Unit Value at end of
   period                                    $10.205           $9.242           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               38               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.208           $7.192          $10.411
  Accumulation Unit Value at end of
   period                                    $10.147           $9.208           $7.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               19               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.166           $7.177                -
  Accumulation Unit Value at end of
   period                                    $10.075           $9.166                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.158           $7.174          $10.406
  Accumulation Unit Value at end of
   period                                    $10.061           $9.158           $7.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.190          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.454          $13.190                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.405           $5.842          $10.587
  Accumulation Unit Value at end of
   period                                     $9.670           $8.405           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,431            4,937            2,797
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.358           $5.828          $10.582
  Accumulation Unit Value at end of
   period                                     $9.588           $8.358           $5.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,155            1,022              492
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.328           $5.818          $10.578
  Accumulation Unit Value at end of
   period                                     $9.534           $8.328           $5.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    630              733              444
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.289           $5.806                -
  Accumulation Unit Value at end of
   period                                     $9.466           $8.289                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    352              215                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.282           $5.803          $10.573
  Accumulation Unit Value at end of
   period                                     $9.453           $8.282           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               43               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.865          $10.442                -
  Accumulation Unit Value at end of
   period                                    $16.925          $14.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               37                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.485           $6.838          $10.256
  Accumulation Unit Value at end of
   period                                     $9.556           $8.485           $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    508              445              262
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.438           $6.821          $10.250
  Accumulation Unit Value at end of
   period                                     $9.475           $8.438           $6.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               93               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.407           $6.809          $10.247
  Accumulation Unit Value at end of
   period                                     $9.422           $8.407           $6.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               97               57

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.369           $6.795                -
  Accumulation Unit Value at end of
   period                                     $9.355           $8.369                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               26                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.361           $6.792          $10.242
  Accumulation Unit Value at end of
   period                                     $9.342           $8.361           $6.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.802          $10.426                -
  Accumulation Unit Value at end of
   period                                    $14.268          $12.802                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.816           $7.160          $10.490
  Accumulation Unit Value at end of
   period                                     $9.857           $8.816           $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,929            3,461            1,739
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.768           $7.142          $10.485
  Accumulation Unit Value at end of
   period                                     $9.773           $8.768           $7.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    722              647              259
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.736           $7.130          $10.481
  Accumulation Unit Value at end of
   period                                     $9.718           $8.736           $7.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              363              229
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.695           $7.115                -
  Accumulation Unit Value at end of
   period                                     $9.649           $8.695                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197               99                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.687           $7.112          $10.476
  Accumulation Unit Value at end of
   period                                     $9.635           $8.687           $7.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               14                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $10.342                -
  Accumulation Unit Value at end of
   period                                    $13.940          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               36                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.220           $5.389          $10.515
  Accumulation Unit Value at end of
   period                                     $8.146           $7.220           $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.180           $5.376          $10.510
  Accumulation Unit Value at end of
   period                                     $8.077           $7.180           $5.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.153           $5.367          $10.506
  Accumulation Unit Value at end of
   period                                     $8.031           $7.153           $5.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.121           $5.356                -
  Accumulation Unit Value at end of
   period                                     $7.974           $7.121                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.114           $5.353          $10.501
  Accumulation Unit Value at end of
   period                                     $7.963           $7.114           $5.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

20

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.968          $10.538                -
  Accumulation Unit Value at end of
   period                                    $15.596          $13.968                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.658           $6.168          $10.484
  Accumulation Unit Value at end of
   period                                     $9.920           $8.658           $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.610           $6.153          $10.479
  Accumulation Unit Value at end of
   period                                     $9.835           $8.610           $6.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.579           $6.143          $10.475
  Accumulation Unit Value at end of
   period                                     $9.780           $8.579           $6.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.539           $6.130                -
  Accumulation Unit Value at end of
   period                                     $9.711           $8.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.531           $6.127          $10.470
  Accumulation Unit Value at end of
   period                                     $9.697           $8.531           $6.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.555          $10.479                -
  Accumulation Unit Value at end of
   period                                    $16.502          $14.555                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.731           $6.586          $10.650
  Accumulation Unit Value at end of
   period                                    $10.293           $8.731           $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               16               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.683           $6.569          $10.645
  Accumulation Unit Value at end of
   period                                    $10.206           $8.683           $6.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.651           $6.558          $10.641
  Accumulation Unit Value at end of
   period                                    $10.148           $8.651           $6.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.611           $6.544                -
  Accumulation Unit Value at end of
   period                                    $10.076           $8.611                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.604           $6.542          $10.636
  Accumulation Unit Value at end of
   period                                    $10.062           $8.604           $6.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.648          $10.403                -
  Accumulation Unit Value at end of
   period                                    $15.922          $13.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.750           $6.055          $10.186
  Accumulation Unit Value at end of
   period                                     $8.998           $7.750           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,320            1,147              585
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.707           $6.040          $10.180
  Accumulation Unit Value at end of
   period                                     $8.922           $7.707           $6.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              246              110
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.679           $6.029          $10.177
  Accumulation Unit Value at end of
   period                                     $8.871           $7.679           $6.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    224              232              101
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.644           $6.017                -
  Accumulation Unit Value at end of
   period                                     $8.809           $7.644                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               81                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.637           $6.014          $10.172
  Accumulation Unit Value at end of
   period                                     $8.796           $7.637           $6.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               27               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.355          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.345          $13.355                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.370           $7.652          $10.359
  Accumulation Unit Value at end of
   period                                    $13.042          $11.370           $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156               91               20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.308           $7.633          $10.354
  Accumulation Unit Value at end of
   period                                    $12.932          $11.308           $7.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               16                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.266           $7.620          $10.350
  Accumulation Unit Value at end of
   period                                    $12.859          $11.266           $7.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                5               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.215           $7.604                -
  Accumulation Unit Value at end of
   period                                    $12.768          $11.215                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.204           $7.601          $10.345
  Accumulation Unit Value at end of
   period                                    $12.750          $11.204           $7.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.272          $10.386                -
  Accumulation Unit Value at end of
   period                                    $17.336          $15.272                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.239           $6.251          $10.415
  Accumulation Unit Value at end of
   period                                     $9.315           $8.239           $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              147               97

22

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.193           $6.235          $10.410
  Accumulation Unit Value at end of
   period                                     $9.236           $8.193           $6.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               49               28
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.163           $6.225          $10.406
  Accumulation Unit Value at end of
   period                                     $9.184           $8.163           $6.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               64               61
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.126           $6.212                -
  Accumulation Unit Value at end of
   period                                     $9.119           $8.126                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.118           $6.209          $10.401
  Accumulation Unit Value at end of
   period                                     $9.106           $8.118           $6.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.952          $10.698                -
  Accumulation Unit Value at end of
   period                                    $15.610          $13.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927          $10.045          $10.019
  Accumulation Unit Value at end of
   period                                     $9.804           $9.927          $10.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    582              688              602
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.873          $10.020          $10.014
  Accumulation Unit Value at end of
   period                                     $9.721           $9.873          $10.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    311              158              175
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.837          $10.004          $10.011
  Accumulation Unit Value at end of
   period                                     $9.666           $9.837          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36              243               78
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.983                -
  Accumulation Unit Value at end of
   period                                     $9.598           $9.792                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               40                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.783           $9.979          $10.006
  Accumulation Unit Value at end of
   period                                     $9.584           $9.783           $9.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.762           $9.983                -
  Accumulation Unit Value at end of
   period                                     $9.540           $9.762                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.664          $10.468
  Accumulation Unit Value at end of
   period                                    $10.431           $8.509           $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               32               27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.462           $6.647          $10.463
  Accumulation Unit Value at end of
   period                                    $10.343           $8.462           $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.431           $6.636          $10.459
  Accumulation Unit Value at end of
   period                                    $10.284           $8.431           $6.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               51               40

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.392           $6.622                -
  Accumulation Unit Value at end of
   period                                    $10.211           $8.392                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.385           $6.619          $10.454
  Accumulation Unit Value at end of
   period                                    $10.197           $8.385           $6.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.212          $10.457                -
  Accumulation Unit Value at end of
   period                                    $16.027          $13.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.399           $5.751          $10.251
  Accumulation Unit Value at end of
   period                                    $10.437           $8.399           $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               46               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.353           $5.737          $10.246
  Accumulation Unit Value at end of
   period                                    $10.349           $8.353           $5.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               17                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.322           $5.727          $10.243
  Accumulation Unit Value at end of
   period                                    $10.290           $8.322           $5.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.284           $5.715                -
  Accumulation Unit Value at end of
   period                                    $10.218           $8.284                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.276           $5.713          $10.237
  Accumulation Unit Value at end of
   period                                    $10.203           $8.276           $5.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.900          $10.311                -
  Accumulation Unit Value at end of
   period                                    $18.323          $14.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.247           $6.915          $10.638
  Accumulation Unit Value at end of
   period                                    $12.470           $9.247           $6.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               15                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.196           $6.898          $10.633
  Accumulation Unit Value at end of
   period                                    $12.364           $9.196           $6.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.162           $6.886          $10.629
  Accumulation Unit Value at end of
   period                                    $12.294           $9.162           $6.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                4               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.120           $6.872                -
  Accumulation Unit Value at end of
   period                                    $12.208           $9.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -

24

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.112           $6.869          $10.624
  Accumulation Unit Value at end of
   period                                    $12.190           $9.112           $6.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.087          $10.647                -
  Accumulation Unit Value at end of
   period                                    $18.799          $14.087                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.755           $6.263          $10.640
  Accumulation Unit Value at end of
   period                                     $9.926           $8.755           $6.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               48               33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.707           $6.248          $10.635
  Accumulation Unit Value at end of
   period                                     $9.842           $8.707           $6.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.675           $6.237          $10.631
  Accumulation Unit Value at end of
   period                                     $9.786           $8.675           $6.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.635           $6.224                -
  Accumulation Unit Value at end of
   period                                     $9.717           $8.635                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.627           $6.221          $10.626
  Accumulation Unit Value at end of
   period                                     $9.703           $8.627           $6.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.291          $10.332                -
  Accumulation Unit Value at end of
   period                                    $16.034          $14.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.256           $9.030           $9.948
  Accumulation Unit Value at end of
   period                                    $10.890          $10.256           $9.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,731            4,084            1,833
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.200           $9.007           $9.943
  Accumulation Unit Value at end of
   period                                    $10.798          $10.200           $9.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    932              776              245
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.163           $8.992           $9.940
  Accumulation Unit Value at end of
   period                                    $10.737          $10.163           $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              436              191
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.116           $8.973                -
  Accumulation Unit Value at end of
   period                                    $10.661          $10.116                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    284              150                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.107           $8.970           $9.935
  Accumulation Unit Value at end of
   period                                    $10.646          $10.107           $8.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               30               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.529          $10.257                -
  Accumulation Unit Value at end of
   period                                    $12.113          $11.529                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               37                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.826           $9.625           $9.805
  Accumulation Unit Value at end of
   period                                    $10.072           $9.826           $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149              179              120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.772           $9.601           $9.800
  Accumulation Unit Value at end of
   period                                     $9.987           $9.772           $9.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.737           $9.584           $9.796
  Accumulation Unit Value at end of
   period                                     $9.931           $9.737           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               31                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.692           $9.564                -
  Accumulation Unit Value at end of
   period                                     $9.860           $9.692                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.683           $9.560           $9.791
  Accumulation Unit Value at end of
   period                                     $9.846           $9.683           $9.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.131          $10.027                -
  Accumulation Unit Value at end of
   period                                    $10.276          $10.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.719           $7.098          $10.645
  Accumulation Unit Value at end of
   period                                     $9.874           $8.719           $7.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               27               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.671           $7.081          $10.639
  Accumulation Unit Value at end of
   period                                     $9.790           $8.671           $7.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.639           $7.069          $10.636
  Accumulation Unit Value at end of
   period                                     $9.735           $8.639           $7.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.599           $7.054                -
  Accumulation Unit Value at end of
   period                                     $9.666           $8.599                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.591           $7.051          $10.630
  Accumulation Unit Value at end of
   period                                     $9.652           $8.591           $7.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.530          $10.309                -
  Accumulation Unit Value at end of
   period                                    $14.041          $12.530                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.798           $6.541          $10.488
  Accumulation Unit Value at end of
   period                                     $8.873           $7.798           $6.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -

26

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.756           $6.525          $10.483
  Accumulation Unit Value at end of
   period                                     $8.798           $7.756           $6.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.727           $6.514          $10.479
  Accumulation Unit Value at end of
   period                                     $8.748           $7.727           $6.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.692           $6.501                -
  Accumulation Unit Value at end of
   period                                     $8.686           $7.692                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.685           $6.498          $10.474
  Accumulation Unit Value at end of
   period                                     $8.674           $7.685           $6.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                8                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.168          $10.314                -
  Accumulation Unit Value at end of
   period                                    $13.699          $12.168                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.290           $5.912          $10.374
  Accumulation Unit Value at end of
   period                                     $9.699           $8.290           $5.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.244           $5.897          $10.369
  Accumulation Unit Value at end of
   period                                     $9.617           $8.244           $5.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.214           $5.887          $10.366
  Accumulation Unit Value at end of
   period                                     $9.562           $8.214           $5.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.176           $5.875                -
  Accumulation Unit Value at end of
   period                                     $9.495           $8.176                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.169           $5.872          $10.360
  Accumulation Unit Value at end of
   period                                     $9.481           $8.169           $5.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.174          $10.215                -
  Accumulation Unit Value at end of
   period                                    $16.411          $14.174                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.197           $7.276          $10.392
  Accumulation Unit Value at end of
   period                                     $9.923           $9.197           $7.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               15               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.147           $7.258          $10.386
  Accumulation Unit Value at end of
   period                                     $9.839           $9.147           $7.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.113           $7.246          $10.383
  Accumulation Unit Value at end of
   period                                     $9.783           $9.113           $7.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               12

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.231                -
  Accumulation Unit Value at end of
   period                                     $9.714           $9.072                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.063           $7.228          $10.378
  Accumulation Unit Value at end of
   period                                     $9.701           $9.063           $7.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.730          $10.178                -
  Accumulation Unit Value at end of
   period                                    $13.591          $12.730                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.084          $10.587          $10.110
  Accumulation Unit Value at end of
   period                                    $14.403          $13.084          $10.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.038          $10.582          $10.110
  Accumulation Unit Value at end of
   period                                    $14.310          $13.038          $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.008          $10.579          $10.109
  Accumulation Unit Value at end of
   period                                    $14.248          $13.008          $10.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.970          $10.574                -
  Accumulation Unit Value at end of
   period                                    $14.171          $12.970                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.962          $10.573          $10.109
  Accumulation Unit Value at end of
   period                                    $14.155          $12.962          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.118          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.289          $13.118                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.412          $10.310
  Accumulation Unit Value at end of
   period                                     $9.501           $8.544           $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    435              388              220
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.497           $6.396          $10.305
  Accumulation Unit Value at end of
   period                                     $9.421           $8.497           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               96               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.466           $6.386          $10.302
  Accumulation Unit Value at end of
   period                                     $9.368           $8.466           $6.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               54               38
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.427           $6.373                -
  Accumulation Unit Value at end of
   period                                     $9.302           $8.427                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.420           $6.370          $10.297
  Accumulation Unit Value at end of
   period                                     $9.289           $8.420           $6.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                7

28

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.032          $10.642                -
  Accumulation Unit Value at end of
   period                                    $15.441          $14.032                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.014           $7.549          $10.737
  Accumulation Unit Value at end of
   period                                    $11.413           $9.014           $7.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               27               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.964           $7.531          $10.731
  Accumulation Unit Value at end of
   period                                    $11.317           $8.964           $7.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.932           $7.518          $10.728
  Accumulation Unit Value at end of
   period                                    $11.253           $8.932           $7.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               15                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.891           $7.503                -
  Accumulation Unit Value at end of
   period                                    $11.173           $8.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.883           $7.499          $10.723
  Accumulation Unit Value at end of
   period                                    $11.158           $8.883           $7.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.361          $10.462                -
  Accumulation Unit Value at end of
   period                                    $15.488          $12.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.945           $7.298          $10.483
  Accumulation Unit Value at end of
   period                                     $9.911           $8.945           $7.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               22               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.896           $7.280          $10.478
  Accumulation Unit Value at end of
   period                                     $9.827           $8.896           $7.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.864           $7.268          $10.475
  Accumulation Unit Value at end of
   period                                     $9.772           $8.864           $7.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.823           $7.253                -
  Accumulation Unit Value at end of
   period                                     $9.703           $8.823                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.815           $7.250          $10.470
  Accumulation Unit Value at end of
   period                                     $9.689           $8.815           $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.561          $10.356                -
  Accumulation Unit Value at end of
   period                                    $13.772          $12.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.684           $6.319          $10.482
  Accumulation Unit Value at end of
   period                                    $10.478           $8.684           $6.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.636           $6.303          $10.477
  Accumulation Unit Value at end of
   period                                    $10.389           $8.636           $6.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.605           $6.292          $10.474
  Accumulation Unit Value at end of
   period                                    $10.331           $8.605           $6.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.565           $6.279                -
  Accumulation Unit Value at end of
   period                                    $10.258           $8.565                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.557           $6.277          $10.469
  Accumulation Unit Value at end of
   period                                    $10.243           $8.557           $6.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.361          $10.559                -
  Accumulation Unit Value at end of
   period                                    $17.147          $14.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.070           $8.346          $10.292
  Accumulation Unit Value at end of
   period                                    $12.279          $11.070           $8.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    386              400              234
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.009           $8.325          $10.287
  Accumulation Unit Value at end of
   period                                    $12.175          $11.009           $8.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               83               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.969           $8.311          $10.283
  Accumulation Unit Value at end of
   period                                    $12.106          $10.969           $8.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               53               51
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.919           $8.294                -
  Accumulation Unit Value at end of
   period                                    $12.021          $10.919                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               23                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.909           $8.290          $10.278
  Accumulation Unit Value at end of
   period                                    $12.004          $10.909           $8.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.789          $10.505                -
  Accumulation Unit Value at end of
   period                                    $15.135          $13.789                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.604           $7.880          $10.373
  Accumulation Unit Value at end of
   period                                    $10.885           $9.604           $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               44               27

30

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.551           $7.860          $10.368
  Accumulation Unit Value at end of
   period                                    $10.793           $9.551           $7.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               27                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.517           $7.847          $10.364
  Accumulation Unit Value at end of
   period                                    $10.732           $9.517           $7.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.473           $7.831                -
  Accumulation Unit Value at end of
   period                                    $10.657           $9.473                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.464           $7.828          $10.359
  Accumulation Unit Value at end of
   period                                    $10.642           $9.464           $7.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.560          $10.414                -
  Accumulation Unit Value at end of
   period                                    $14.087          $12.560                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.122           $6.917          $10.534
  Accumulation Unit Value at end of
   period                                     $9.418           $8.122           $6.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              107               87
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.077           $6.900          $10.529
  Accumulation Unit Value at end of
   period                                     $9.338           $8.077           $6.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.048           $6.888          $10.525
  Accumulation Unit Value at end of
   period                                     $9.285           $8.048           $6.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.011           $6.874                -
  Accumulation Unit Value at end of
   period                                     $9.220           $8.011                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.004           $6.871          $10.520
  Accumulation Unit Value at end of
   period                                     $9.207           $8.004           $6.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.018          $10.343                -
  Accumulation Unit Value at end of
   period                                    $13.790          $12.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.210           $6.791          $10.626
  Accumulation Unit Value at end of
   period                                    $10.462           $9.210           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.159           $6.774          $10.620
  Accumulation Unit Value at end of
   period                                    $10.373           $9.159           $6.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.126           $6.762          $10.617
  Accumulation Unit Value at end of
   period                                    $10.315           $9.126           $6.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                8

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.084           $6.748                -
  Accumulation Unit Value at end of
   period                                    $10.242           $9.084                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.076           $6.745          $10.612
  Accumulation Unit Value at end of
   period                                    $10.227           $9.076           $6.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.559          $10.103                -
  Accumulation Unit Value at end of
   period                                    $15.241          $13.559                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.916           $7.133          $10.607
  Accumulation Unit Value at end of
   period                                     $9.763           $8.916           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.867           $7.115          $10.602
  Accumulation Unit Value at end of
   period                                     $9.680           $8.867           $7.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.834           $7.104          $10.598
  Accumulation Unit Value at end of
   period                                     $9.626           $8.834           $7.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.794           $7.089                -
  Accumulation Unit Value at end of
   period                                     $9.558           $8.794                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.786           $7.086          $10.593
  Accumulation Unit Value at end of
   period                                     $9.544           $8.786           $7.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.636          $10.217                -
  Accumulation Unit Value at end of
   period                                    $13.692          $12.636                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.953           $9.569          $10.047
  Accumulation Unit Value at end of
   period                                    $11.597          $10.953           $9.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263               70               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.545          $10.042
  Accumulation Unit Value at end of
   period                                    $11.499          $10.893           $9.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80                9                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.854           $9.529          $10.039
  Accumulation Unit Value at end of
   period                                    $11.434          $10.854           $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.804           $9.509                -
  Accumulation Unit Value at end of
   period                                    $11.353          $10.804                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                5                -

32

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.794           $9.505          $10.034
  Accumulation Unit Value at end of
   period                                    $11.337          $10.794           $9.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.644          $10.280                -
  Accumulation Unit Value at end of
   period                                    $12.199          $11.644                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.348           $8.040          $10.262
  Accumulation Unit Value at end of
   period                                    $10.121           $9.348           $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313              244              163
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.296           $8.020          $10.257
  Accumulation Unit Value at end of
   period                                    $10.035           $9.296           $8.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               57               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.262           $8.007          $10.254
  Accumulation Unit Value at end of
   period                                     $9.979           $9.262           $8.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107               77               74
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.220           $7.990                -
  Accumulation Unit Value at end of
   period                                     $9.908           $9.220                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               49                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.212           $7.987          $10.249
  Accumulation Unit Value at end of
   period                                     $9.894           $9.212           $7.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.845          $10.295                -
  Accumulation Unit Value at end of
   period                                    $12.691          $11.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.800           $7.277          $10.533
  Accumulation Unit Value at end of
   period                                     $9.666           $8.800           $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    755              634              308
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.752           $7.259          $10.528
  Accumulation Unit Value at end of
   period                                     $9.584           $8.752           $7.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    167              124               44
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.720           $7.247          $10.524
  Accumulation Unit Value at end of
   period                                     $9.530           $8.720           $7.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               87               58
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.680           $7.232                -
  Accumulation Unit Value at end of
   period                                     $9.463           $8.680                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               39                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.672           $7.229          $10.519
  Accumulation Unit Value at end of
   period                                     $9.449           $8.672           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               12

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.429          $10.386                -
  Accumulation Unit Value at end of
   period                                    $13.509          $12.429                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.212           $7.572          $10.232
  Accumulation Unit Value at end of
   period                                    $10.178           $9.212           $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              200               85
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.162           $7.553          $10.226
  Accumulation Unit Value at end of
   period                                    $10.092           $9.162           $7.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               46               28
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.128           $7.540          $10.223
  Accumulation Unit Value at end of
   period                                    $10.035           $9.128           $7.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               41               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.086           $7.525                -
  Accumulation Unit Value at end of
   period                                     $9.964           $9.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.078           $7.521          $10.218
  Accumulation Unit Value at end of
   period                                     $9.950           $9.078           $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.218          $10.149                -
  Accumulation Unit Value at end of
   period                                    $13.358          $12.218                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.355           $6.718          $10.237
  Accumulation Unit Value at end of
   period                                     $9.164           $8.355           $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,004              873              479
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.309           $6.701          $10.232
  Accumulation Unit Value at end of
   period                                     $9.086           $8.309           $6.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              227               77
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.279           $6.689          $10.229
  Accumulation Unit Value at end of
   period                                     $9.035           $8.279           $6.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              177              123
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.241           $6.675                -
  Accumulation Unit Value at end of
   period                                     $8.971           $8.241                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              106                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.233           $6.673          $10.224
  Accumulation Unit Value at end of
   period                                     $8.958           $8.233           $6.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               29               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.698          $10.317                -
  Accumulation Unit Value at end of
   period                                    $13.781          $12.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                -

34

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.607           $6.046          $10.881
  Accumulation Unit Value at end of
   period                                     $9.277           $8.607           $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               39                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.560           $6.031          $10.876
  Accumulation Unit Value at end of
   period                                     $9.199           $8.560           $6.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.529           $6.021          $10.872
  Accumulation Unit Value at end of
   period                                     $9.147           $8.529           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.490           $6.008                -
  Accumulation Unit Value at end of
   period                                     $9.082           $8.490                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.482           $6.006          $10.867
  Accumulation Unit Value at end of
   period                                     $9.070           $8.482           $6.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.462          $10.265                -
  Accumulation Unit Value at end of
   period                                    $15.425          $14.462                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.009           $6.546          $10.594
  Accumulation Unit Value at end of
   period                                    $10.294           $9.009           $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              187              142
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.960           $6.530          $10.588
  Accumulation Unit Value at end of
   period                                    $10.207           $8.960           $6.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               81               50
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.927           $6.519          $10.585
  Accumulation Unit Value at end of
   period                                    $10.149           $8.927           $6.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    108              135               81
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.886           $6.505                -
  Accumulation Unit Value at end of
   period                                    $10.078           $8.886                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               25                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.878           $6.503          $10.580
  Accumulation Unit Value at end of
   period                                    $10.064           $8.878           $6.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.503          $10.649                -
  Accumulation Unit Value at end of
   period                                    $16.398          $14.503                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.539           $6.755          $10.558
  Accumulation Unit Value at end of
   period                                     $9.768           $8.539           $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               23

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.493           $6.739          $10.553
  Accumulation Unit Value at end of
   period                                     $9.685           $8.493           $6.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                9                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.462           $6.727          $10.550
  Accumulation Unit Value at end of
   period                                     $9.631           $8.462           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.713                -
  Accumulation Unit Value at end of
   period                                     $9.563           $8.423                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.415           $6.711          $10.544
  Accumulation Unit Value at end of
   period                                     $9.549           $8.415           $6.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.015          $10.404                -
  Accumulation Unit Value at end of
   period                                    $14.731          $13.015                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147           $6.766          $10.525
  Accumulation Unit Value at end of
   period                                    $11.116           $9.147           $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              224              127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.097           $6.749          $10.520
  Accumulation Unit Value at end of
   period                                    $11.022           $9.097           $6.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               47               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.063           $6.738          $10.517
  Accumulation Unit Value at end of
   period                                    $10.960           $9.063           $6.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               33               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.022           $6.724                -
  Accumulation Unit Value at end of
   period                                    $10.882           $9.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.014           $6.721          $10.512
  Accumulation Unit Value at end of
   period                                    $10.867           $9.014           $6.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.446          $10.798                -
  Accumulation Unit Value at end of
   period                                    $17.372          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.394           $6.411          $10.781
  Accumulation Unit Value at end of
   period                                     $9.517           $8.394           $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                6                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.348           $6.395          $10.775
  Accumulation Unit Value at end of
   period                                     $9.436           $8.348           $6.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2

36

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.317           $6.385          $10.772
  Accumulation Unit Value at end of
   period                                     $9.383           $8.317           $6.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.279           $6.371                -
  Accumulation Unit Value at end of
   period                                     $9.317           $8.279                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.272           $6.369          $10.766
  Accumulation Unit Value at end of
   period                                     $9.304           $8.272           $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.199          $10.187                -
  Accumulation Unit Value at end of
   period                                    $14.808          $13.199                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.919           $7.116          $10.246
  Accumulation Unit Value at end of
   period                                    $12.149          $10.919           $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    649              690              400
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.859           $7.099          $10.241
  Accumulation Unit Value at end of
   period                                    $12.046          $10.859           $7.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              149               54
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.819           $7.087          $10.237
  Accumulation Unit Value at end of
   period                                    $11.978          $10.819           $7.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               92               61
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.769           $7.072                -
  Accumulation Unit Value at end of
   period                                    $11.894          $10.769                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               41                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.759           $7.069          $10.232
  Accumulation Unit Value at end of
   period                                    $11.877          $10.759           $7.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.847          $10.437                -
  Accumulation Unit Value at end of
   period                                    $17.449          $15.847                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.253           $6.930          $10.302
  Accumulation Unit Value at end of
   period                                    $10.480           $9.253           $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.202           $6.912          $10.297
  Accumulation Unit Value at end of
   period                                    $10.392           $9.202           $6.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.168           $6.901          $10.294
  Accumulation Unit Value at end of
   period                                    $10.333           $9.168           $6.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.126           $6.886                -
  Accumulation Unit Value at end of
   period                                    $10.260           $9.126                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.118           $6.883          $10.288
  Accumulation Unit Value at end of
   period                                    $10.245           $9.118           $6.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.805          $10.448                -
  Accumulation Unit Value at end of
   period                                    $15.473          $13.805                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.486           $6.082          $10.507
  Accumulation Unit Value at end of
   period                                     $8.135           $7.486           $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.445           $6.067          $10.502
  Accumulation Unit Value at end of
   period                                     $8.066           $7.445           $6.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.418           $6.057          $10.498
  Accumulation Unit Value at end of
   period                                     $8.020           $7.418           $6.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.384           $6.044                -
  Accumulation Unit Value at end of
   period                                     $7.963           $7.384                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.377           $6.042          $10.493
  Accumulation Unit Value at end of
   period                                     $7.952           $7.377           $6.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.017          $10.687                -
  Accumulation Unit Value at end of
   period                                    $13.997          $13.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.338           $5.888          $10.587
  Accumulation Unit Value at end of
   period                                     $7.763           $7.338           $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.298           $5.874          $10.581
  Accumulation Unit Value at end of
   period                                     $7.698           $7.298           $5.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.271           $5.864          $10.578
  Accumulation Unit Value at end of
   period                                     $7.654           $7.271           $5.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.238           $5.851                -
  Accumulation Unit Value at end of
   period                                     $7.600           $7.238                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.231           $5.849          $10.572
  Accumulation Unit Value at end of
   period                                     $7.589           $7.231           $5.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.251          $10.746                -
  Accumulation Unit Value at end of
   period                                    $13.873          $13.251                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

38

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.572           $6.599          $10.321
  Accumulation Unit Value at end of
   period                                    $10.665           $8.572           $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.525           $6.582          $10.316
  Accumulation Unit Value at end of
   period                                    $10.575           $8.525           $6.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.493           $6.571          $10.312
  Accumulation Unit Value at end of
   period                                    $10.515           $8.493           $6.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.455           $6.558                -
  Accumulation Unit Value at end of
   period                                    $10.441           $8.455                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.447           $6.555          $10.307
  Accumulation Unit Value at end of
   period                                    $10.426           $8.447           $6.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.761          $10.706                -
  Accumulation Unit Value at end of
   period                                    $16.943          $13.761                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.652           $5.080           $9.912
  Accumulation Unit Value at end of
   period                                    $10.032           $8.652           $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               72               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.605           $5.068           $9.907
  Accumulation Unit Value at end of
   period                                     $9.947           $8.605           $5.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               19                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.573           $5.059           $9.903
  Accumulation Unit Value at end of
   period                                     $9.891           $8.573           $5.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               16               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.534           $5.048                -
  Accumulation Unit Value at end of
   period                                     $9.821           $8.534                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.526           $5.046           $9.898
  Accumulation Unit Value at end of
   period                                     $9.807           $8.526           $5.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               20               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.536          $10.405                -
  Accumulation Unit Value at end of
   period                                    $20.121          $17.536                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.673           $6.417          $10.354
  Accumulation Unit Value at end of
   period                                     $9.283           $8.673           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               47               31

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.625           $6.401          $10.348
  Accumulation Unit Value at end of
   period                                     $9.204           $8.625           $6.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                6                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.593           $6.390          $10.345
  Accumulation Unit Value at end of
   period                                     $9.152           $8.593           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.554           $6.377                -
  Accumulation Unit Value at end of
   period                                     $9.087           $8.554                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.546           $6.374          $10.340
  Accumulation Unit Value at end of
   period                                     $9.074           $8.546           $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.315          $10.704                -
  Accumulation Unit Value at end of
   period                                    $15.162          $14.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.620           $9.922           $9.912
  Accumulation Unit Value at end of
   period                                    $13.115          $11.620           $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    480              414              211
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.556           $9.897           $9.907
  Accumulation Unit Value at end of
   period                                    $13.004          $11.556           $9.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    108               63               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.514           $9.881           $9.904
  Accumulation Unit Value at end of
   period                                    $12.930          $11.514           $9.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               56               39
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.461           $9.860                -
  Accumulation Unit Value at end of
   period                                    $12.839          $11.461                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               28                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.450           $9.856           $9.899
  Accumulation Unit Value at end of
   period                                    $12.821          $11.450           $9.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.345          $10.653                -
  Accumulation Unit Value at end of
   period                                    $13.788          $12.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.220           $6.354          $10.347
  Accumulation Unit Value at end of
   period                                     $8.711           $8.220           $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317              282              183
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.174           $6.338          $10.342
  Accumulation Unit Value at end of
   period                                     $8.637           $8.174           $6.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               90               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.144           $6.328          $10.339
  Accumulation Unit Value at end of
   period                                     $8.589           $8.144           $6.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               27               25

40

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.107           $6.315                -
  Accumulation Unit Value at end of
   period                                     $8.528           $8.107                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               77                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.100           $6.312          $10.333
  Accumulation Unit Value at end of
   period                                     $8.516           $8.100           $6.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.607          $10.630                -
  Accumulation Unit Value at end of
   period                                    $14.270          $13.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.089           $5.848          $10.721
  Accumulation Unit Value at end of
   period                                    $11.873           $9.089           $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               47               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.039           $5.834          $10.716
  Accumulation Unit Value at end of
   period                                    $11.772           $9.039           $5.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.006           $5.824          $10.713
  Accumulation Unit Value at end of
   period                                    $11.706           $9.006           $5.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.965           $5.812                -
  Accumulation Unit Value at end of
   period                                    $11.624           $8.965                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.957           $5.810          $10.707
  Accumulation Unit Value at end of
   period                                    $11.607           $8.957           $5.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.813          $10.282                -
  Accumulation Unit Value at end of
   period                                    $20.440          $15.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.966           $7.417          $10.752
  Accumulation Unit Value at end of
   period                                    $11.463           $9.966           $7.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              209               88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.283           $0.958           $1.391
  Accumulation Unit Value at end of
   period                                     $1.472           $1.283           $0.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              339               60
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.875           $7.386          $10.743
  Accumulation Unit Value at end of
   period                                    $11.302           $9.875           $7.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               14               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.245           $0.933                -
  Accumulation Unit Value at end of
   period                                     $1.421           $1.245                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              420                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.821           $7.368          $10.738
  Accumulation Unit Value at end of
   period                                    $11.206           $9.821           $7.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.713          $10.313                -
  Accumulation Unit Value at end of
   period                                    $15.607          $13.713                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.908                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $8.368                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.413                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $1.709                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.826                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $8.250                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.834                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $1.007                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.778                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $8.181                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.570                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $13.949                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.485           $8.077          $10.973
  Accumulation Unit Value at end of
   period                                    $13.587          $11.485           $8.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.949           $0.670           $0.912
  Accumulation Unit Value at end of
   period                                     $1.120           $0.949           $0.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               29               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.380           $8.044          $10.964
  Accumulation Unit Value at end of
   period                                    $13.396          $11.380           $8.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.707           $0.501                -
  Accumulation Unit Value at end of
   period                                     $0.830           $0.707                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.318           $8.024          $10.959
  Accumulation Unit Value at end of
   period                                    $13.283          $11.318           $8.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

42

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.963          $10.635                -
  Accumulation Unit Value at end of
   period                                    $17.517          $14.963                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.793                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.764                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.750                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.732                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.212                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.196                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.185                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.171                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.168                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.154                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

(a)  Inception date July 16, 2010.

-------------------------------------------------------------------------------

HARTFORD LEADERS ACCESS SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.973           $7.334          $10.396
  Accumulation Unit Value at end of
   period                                     $9.731           $8.973           $7.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.924           $7.316          $10.391
  Accumulation Unit Value at end of
   period                                     $9.648           $8.924           $7.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.892           $7.304          $10.387
  Accumulation Unit Value at end of
   period                                     $9.594           $8.892           $7.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.851           $7.288                -
  Accumulation Unit Value at end of
   period                                     $9.526           $8.851                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.843           $7.285          $10.382
  Accumulation Unit Value at end of
   period                                     $9.513           $8.843           $7.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.714          $10.501                -
  Accumulation Unit Value at end of
   period                                    $13.643          $12.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.439           $5.434          $10.456
  Accumulation Unit Value at end of
   period                                     $8.235           $7.439           $5.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.398           $5.420          $10.451
  Accumulation Unit Value at end of
   period                                     $8.166           $7.398           $5.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.371           $5.411          $10.448
  Accumulation Unit Value at end of
   period                                     $8.119           $7.371           $5.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.337           $5.400                -
  Accumulation Unit Value at end of
   period                                     $8.062           $7.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.330           $5.398          $10.443
  Accumulation Unit Value at end of
   period                                     $8.051           $7.330           $5.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.531          $10.727                -
  Accumulation Unit Value at end of
   period                                    $15.919          $14.531                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.767           $5.123          $10.780
  Accumulation Unit Value at end of
   period                                     $6.939           $6.767           $5.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                1

44

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.730           $5.110          $10.775
  Accumulation Unit Value at end of
   period                                     $6.880           $6.730           $5.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               26                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.705           $5.102          $10.772
  Accumulation Unit Value at end of
   period                                     $6.842           $6.705           $5.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.675           $5.091                -
  Accumulation Unit Value at end of
   period                                     $6.793           $6.675                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.669           $5.089          $10.766
  Accumulation Unit Value at end of
   period                                     $6.784           $6.669           $5.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.863          $10.605                -
  Accumulation Unit Value at end of
   period                                    $14.066          $13.863                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.358           $6.672          $10.789
  Accumulation Unit Value at end of
   period                                    $11.647           $9.358           $6.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.307           $6.656          $10.784
  Accumulation Unit Value at end of
   period                                    $11.548           $9.307           $6.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.273           $6.644          $10.780
  Accumulation Unit Value at end of
   period                                    $11.483           $9.273           $6.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.231           $6.631                -
  Accumulation Unit Value at end of
   period                                    $11.402           $9.231                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.222           $6.628          $10.775
  Accumulation Unit Value at end of
   period                                    $11.386           $9.222           $6.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.149          $10.915                -
  Accumulation Unit Value at end of
   period                                    $18.657          $15.149                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.605           $6.390          $10.559
  Accumulation Unit Value at end of
   period                                     $8.330           $7.605           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.563           $6.375          $10.554
  Accumulation Unit Value at end of
   period                                     $8.260           $7.563           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.535           $6.364          $10.551
  Accumulation Unit Value at end of
   period                                     $8.213           $7.535           $6.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.501           $6.351                -
  Accumulation Unit Value at end of
   period                                     $8.155           $7.501                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.494           $6.348          $10.546
  Accumulation Unit Value at end of
   period                                     $8.144           $7.494           $6.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.263          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.292          $12.263                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.784           $7.229          $10.072
  Accumulation Unit Value at end of
   period                                     $9.684           $8.784           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.740           $7.215          $10.072
  Accumulation Unit Value at end of
   period                                     $9.607           $8.740           $7.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               40                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.711           $7.205          $10.072
  Accumulation Unit Value at end of
   period                                     $9.556           $8.711           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.675           $7.193                -
  Accumulation Unit Value at end of
   period                                     $9.492           $8.675                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.667           $7.190          $10.072
  Accumulation Unit Value at end of
   period                                     $9.479           $8.667           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.358          $10.278                -
  Accumulation Unit Value at end of
   period                                    $13.482          $12.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.345           $6.660          $10.221
  Accumulation Unit Value at end of
   period                                     $9.187           $8.345           $6.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               12               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.303           $6.646          $10.220
  Accumulation Unit Value at end of
   period                                     $9.114           $8.303           $6.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               22                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.276           $6.637          $10.220
  Accumulation Unit Value at end of
   period                                     $9.065           $8.276           $6.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

46

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.241           $6.626                -
  Accumulation Unit Value at end of
   period                                     $9.005           $8.241                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.234           $6.624          $10.220
  Accumulation Unit Value at end of
   period                                     $8.993           $8.234           $6.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.845          $10.358                -
  Accumulation Unit Value at end of
   period                                    $13.993          $12.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.795           $8.877          $10.017
  Accumulation Unit Value at end of
   period                                    $10.223           $9.795           $8.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               49               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.747           $8.860          $10.017
  Accumulation Unit Value at end of
   period                                    $10.141           $9.747           $8.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               62                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.714           $8.848          $10.017
  Accumulation Unit Value at end of
   period                                    $10.087           $9.714           $8.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.674           $8.833                -
  Accumulation Unit Value at end of
   period                                    $10.020           $9.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               29                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.665           $8.830          $10.017
  Accumulation Unit Value at end of
   period                                    $10.007           $9.665           $8.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.295          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.665          $11.295                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.477           $9.738           $9.982
  Accumulation Unit Value at end of
   period                                    $10.799          $10.477           $9.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               49               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.424           $9.718           $9.982
  Accumulation Unit Value at end of
   period                                    $10.713          $10.424           $9.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.390           $9.705           $9.982
  Accumulation Unit Value at end of
   period                                    $10.656          $10.390           $9.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.346           $9.689                -
  Accumulation Unit Value at end of
   period                                    $10.585          $10.346                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               12                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.338           $9.686           $9.982
  Accumulation Unit Value at end of
   period                                    $10.571          $10.338           $9.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.361          $10.671                -
  Accumulation Unit Value at end of
   period                                    $11.588          $11.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.206           $5.988          $10.078
  Accumulation Unit Value at end of
   period                                     $8.988           $8.206           $5.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               19               33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.165           $5.976          $10.078
  Accumulation Unit Value at end of
   period                                     $8.916           $8.165           $5.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               29                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.137           $5.968          $10.078
  Accumulation Unit Value at end of
   period                                     $8.868           $8.137           $5.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.103           $5.958                -
  Accumulation Unit Value at end of
   period                                     $8.809           $8.103                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.097           $5.956          $10.078
  Accumulation Unit Value at end of
   period                                     $8.798           $8.097           $5.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.296          $10.543                -
  Accumulation Unit Value at end of
   period                                    $15.495          $14.296                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.826           $6.332          $10.057
  Accumulation Unit Value at end of
   period                                     $9.667           $8.826           $6.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               22               29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.782           $6.319          $10.057
  Accumulation Unit Value at end of
   period                                     $9.590           $8.782           $6.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               22                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.752           $6.311          $10.057
  Accumulation Unit Value at end of
   period                                     $9.539           $8.752           $6.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.716           $6.300                -
  Accumulation Unit Value at end of
   period                                     $9.475           $8.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.709           $6.298          $10.057
  Accumulation Unit Value at end of
   period                                     $9.463           $8.709           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

48

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.646          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.874          $14.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.964           $5.038          $10.088
  Accumulation Unit Value at end of
   period                                     $9.557           $7.964           $5.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                9               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.924           $5.028          $10.088
  Accumulation Unit Value at end of
   period                                     $9.481           $7.924           $5.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               23                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.897           $5.021          $10.088
  Accumulation Unit Value at end of
   period                                     $9.430           $7.897           $5.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.865           $5.013                -
  Accumulation Unit Value at end of
   period                                     $9.368           $7.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.858           $5.011          $10.088
  Accumulation Unit Value at end of
   period                                     $9.355           $7.858           $5.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.566          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.673          $16.566                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.947           $5.815          $10.075
  Accumulation Unit Value at end of
   period                                     $9.248           $7.947           $5.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               79               60
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.907           $5.803          $10.074
  Accumulation Unit Value at end of
   period                                     $9.174           $7.907           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    243              213                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.881           $5.795          $10.074
  Accumulation Unit Value at end of
   period                                     $9.125           $7.881           $5.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.848           $5.785                -
  Accumulation Unit Value at end of
   period                                     $9.065           $7.848                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               64                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.842           $5.783          $10.074
  Accumulation Unit Value at end of
   period                                     $9.052           $7.842           $5.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.964          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.080          $13.964                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.269           $6.428          $10.187
  Accumulation Unit Value at end of
   period                                     $9.034           $8.269           $6.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               28               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.228           $6.415          $10.187
  Accumulation Unit Value at end of
   period                                     $8.961           $8.228           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    226              193                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.201           $6.406          $10.187
  Accumulation Unit Value at end of
   period                                     $8.914           $8.201           $6.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.166           $6.396                -
  Accumulation Unit Value at end of
   period                                     $8.854           $8.166                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               62                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.160           $6.393          $10.186
  Accumulation Unit Value at end of
   period                                     $8.843           $8.160           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.075          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.134          $13.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.450           $6.021          $10.059
  Accumulation Unit Value at end of
   period                                     $8.883           $8.450           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               30               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.408           $6.009          $10.059
  Accumulation Unit Value at end of
   period                                     $8.812           $8.408           $6.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123               86                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.380           $6.001          $10.059
  Accumulation Unit Value at end of
   period                                     $8.765           $8.380           $6.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.345           $5.991                -
  Accumulation Unit Value at end of
   period                                     $8.707           $8.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.338           $5.989          $10.059
  Accumulation Unit Value at end of
   period                                     $8.695           $8.338           $5.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.931          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.532          $14.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.703           $5.935          $10.052
  Accumulation Unit Value at end of
   period                                    $10.057           $8.703           $5.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                7

50

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.659           $5.923          $10.052
  Accumulation Unit Value at end of
   period                                     $9.977           $8.659           $5.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               25                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.631           $5.915          $10.052
  Accumulation Unit Value at end of
   period                                     $9.924           $8.631           $5.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.595           $5.905                -
  Accumulation Unit Value at end of
   period                                     $9.858           $8.595                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.587           $5.903          $10.052
  Accumulation Unit Value at end of
   period                                     $9.845           $8.587           $5.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.210          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.394          $15.210                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.435           $6.333          $10.607
  Accumulation Unit Value at end of
   period                                     $9.697           $8.435           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.389           $6.318          $10.602
  Accumulation Unit Value at end of
   period                                     $9.615           $8.389           $6.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               49                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.358           $6.307          $10.598
  Accumulation Unit Value at end of
   period                                     $9.560           $8.358           $6.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.320           $6.294                -
  Accumulation Unit Value at end of
   period                                     $9.493           $8.320                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.312           $6.291          $10.593
  Accumulation Unit Value at end of
   period                                     $9.479           $8.312           $6.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.457          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.309          $13.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.517           $6.380          $10.292
  Accumulation Unit Value at end of
   period                                     $9.880           $8.517           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.471           $6.364          $10.286
  Accumulation Unit Value at end of
   period                                     $9.796           $8.471           $6.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.440           $6.353          $10.283
  Accumulation Unit Value at end of
   period                                     $9.741           $8.440           $6.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.401           $6.340                -
  Accumulation Unit Value at end of
   period                                     $9.672           $8.401                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.393           $6.337          $10.278
  Accumulation Unit Value at end of
   period                                     $9.658           $8.393           $6.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.936          $10.549                -
  Accumulation Unit Value at end of
   period                                    $15.997          $13.936                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.346           $5.839          $10.328
  Accumulation Unit Value at end of
   period                                     $8.946           $7.346           $5.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.306           $5.825          $10.322
  Accumulation Unit Value at end of
   period                                     $8.870           $7.306           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.279           $5.815          $10.319
  Accumulation Unit Value at end of
   period                                     $8.820           $7.279           $5.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.246           $5.803                -
  Accumulation Unit Value at end of
   period                                     $8.758           $7.246                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.239           $5.800          $10.314
  Accumulation Unit Value at end of
   period                                     $8.745           $7.239           $5.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.109          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.814           $6.415          $10.250
  Accumulation Unit Value at end of
   period                                    $11.142           $8.814           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               23               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.766           $6.399          $10.245
  Accumulation Unit Value at end of
   period                                    $11.047           $8.766           $6.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96               49                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.733           $6.388          $10.241
  Accumulation Unit Value at end of
   period                                    $10.985           $8.733           $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -

52

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.693           $6.375                -
  Accumulation Unit Value at end of
   period                                    $10.907           $8.693                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.685           $6.372          $10.236
  Accumulation Unit Value at end of
   period                                    $10.892           $8.685           $6.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.267          $10.493                -
  Accumulation Unit Value at end of
   period                                    $17.846          $14.267                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.235           $5.330          $10.456
  Accumulation Unit Value at end of
   period                                    $10.228           $8.235           $5.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.189           $5.316          $10.451
  Accumulation Unit Value at end of
   period                                    $10.142           $8.189           $5.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.159           $5.307          $10.447
  Accumulation Unit Value at end of
   period                                    $10.084           $8.159           $5.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.122           $5.296                -
  Accumulation Unit Value at end of
   period                                    $10.013           $8.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.114           $5.294          $10.442
  Accumulation Unit Value at end of
   period                                     $9.999           $8.114           $5.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.417          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.179          $16.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.430           $7.229          $10.887
  Accumulation Unit Value at end of
   period                                    $10.762           $9.430           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.378           $7.210          $10.881
  Accumulation Unit Value at end of
   period                                    $10.671           $9.378           $7.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               44                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.344           $7.198          $10.877
  Accumulation Unit Value at end of
   period                                    $10.611           $9.344           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.301           $7.183                -
  Accumulation Unit Value at end of
   period                                    $10.536           $9.301                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                5                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.292           $7.180          $10.872
  Accumulation Unit Value at end of
   period                                    $10.521           $9.292           $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.954          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.630          $12.954                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.630           $7.235          $10.502
  Accumulation Unit Value at end of
   period                                    $10.655           $9.630           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               43               51
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.577           $7.217          $10.497
  Accumulation Unit Value at end of
   period                                    $10.565           $9.577           $7.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    347              268                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542           $7.205          $10.493
  Accumulation Unit Value at end of
   period                                    $10.505           $9.542           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.498           $7.190                -
  Accumulation Unit Value at end of
   period                                    $10.431           $9.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               45                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.489           $7.187          $10.488
  Accumulation Unit Value at end of
   period                                    $10.416           $9.489           $7.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.075          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.411          $14.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.862           $6.986          $10.773
  Accumulation Unit Value at end of
   period                                    $11.165           $8.862           $6.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.814           $6.968          $10.767
  Accumulation Unit Value at end of
   period                                    $11.071           $8.814           $6.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.781           $6.956          $10.764
  Accumulation Unit Value at end of
   period                                    $11.008           $8.781           $6.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.741           $6.942                -
  Accumulation Unit Value at end of
   period                                    $10.930           $8.741                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.733           $6.939          $10.758
  Accumulation Unit Value at end of
   period                                    $10.915           $8.733           $6.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

54

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.331          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.619          $13.331                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.072           $6.434          $10.702
  Accumulation Unit Value at end of
   period                                    $11.372           $9.072           $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.022           $6.417          $10.697
  Accumulation Unit Value at end of
   period                                    $11.275           $9.022           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               14                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.989           $6.407          $10.693
  Accumulation Unit Value at end of
   period                                    $11.211           $8.989           $6.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.948           $6.393                -
  Accumulation Unit Value at end of
   period                                    $11.132           $8.948                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.940           $6.391          $10.688
  Accumulation Unit Value at end of
   period                                    $11.116           $8.940           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.022          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.393          $14.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.745           $8.707          $10.181
  Accumulation Unit Value at end of
   period                                    $11.713          $10.745           $8.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               33               20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.686           $8.685          $10.176
  Accumulation Unit Value at end of
   period                                    $11.613          $10.686           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              101                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.646           $8.670          $10.172
  Accumulation Unit Value at end of
   period                                    $11.548          $10.646           $8.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.598           $8.652                -
  Accumulation Unit Value at end of
   period                                    $11.466          $10.598                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.588           $8.649          $10.167
  Accumulation Unit Value at end of
   period                                    $11.450          $10.588           $8.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.811          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.820          $12.811                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.217           $7.195          $10.412
  Accumulation Unit Value at end of
   period                                    $10.161           $9.217           $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.166           $7.177          $10.407
  Accumulation Unit Value at end of
   period                                    $10.075           $9.166           $7.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.133           $7.165          $10.403
  Accumulation Unit Value at end of
   period                                    $10.018           $9.133           $7.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.091           $7.150                -
  Accumulation Unit Value at end of
   period                                     $9.947           $9.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.082           $7.147          $10.398
  Accumulation Unit Value at end of
   period                                     $9.933           $9.082           $7.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.125          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.319          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.335           $5.820          $10.579
  Accumulation Unit Value at end of
   period                                     $9.547           $8.335           $5.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               27                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.289           $5.806          $10.574
  Accumulation Unit Value at end of
   period                                     $9.466           $8.289           $5.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    352              215                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.259           $5.796          $10.570
  Accumulation Unit Value at end of
   period                                     $9.413           $8.259           $5.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.221           $5.784                -
  Accumulation Unit Value at end of
   period                                     $9.346           $8.221                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              112                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.214           $5.781          $10.565
  Accumulation Unit Value at end of
   period                                     $9.333           $8.214           $5.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.792          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.766          $14.792                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.415           $6.812          $10.248
  Accumulation Unit Value at end of
   period                                     $9.435           $8.415           $6.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               26                1

56

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.369           $6.795          $10.243
  Accumulation Unit Value at end of
   period                                     $9.355           $8.369           $6.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               26                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.338           $6.783          $10.239
  Accumulation Unit Value at end of
   period                                     $9.302           $8.338           $6.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.300           $6.769                -
  Accumulation Unit Value at end of
   period                                     $9.236           $8.300                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.292           $6.766          $10.234
  Accumulation Unit Value at end of
   period                                     $9.223           $8.292           $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.739          $10.421                -
  Accumulation Unit Value at end of
   period                                    $14.134          $12.739                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.744           $7.133          $10.482
  Accumulation Unit Value at end of
   period                                     $9.732           $8.744           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.695           $7.115          $10.477
  Accumulation Unit Value at end of
   period                                     $9.649           $8.695           $7.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197               99                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.664           $7.103          $10.473
  Accumulation Unit Value at end of
   period                                     $9.594           $8.664           $7.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.624           $7.089                -
  Accumulation Unit Value at end of
   period                                     $9.527           $8.624                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               40                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.616           $7.086          $10.468
  Accumulation Unit Value at end of
   period                                     $9.513           $8.616           $7.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $10.337                -
  Accumulation Unit Value at end of
   period                                    $13.810          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.160           $5.369          $10.507
  Accumulation Unit Value at end of
   period                                     $8.043           $7.160           $5.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.121           $5.356          $10.502
  Accumulation Unit Value at end of
   period                                     $7.974           $7.121           $5.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.094           $5.347          $10.498
  Accumulation Unit Value at end of
   period                                     $7.929           $7.094           $5.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.062           $5.335                -
  Accumulation Unit Value at end of
   period                                     $7.873           $7.062                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.055           $5.333          $10.493
  Accumulation Unit Value at end of
   period                                     $7.862           $7.055           $5.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.900          $10.533                -
  Accumulation Unit Value at end of
   period                                    $15.450          $13.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.587           $6.145          $10.476
  Accumulation Unit Value at end of
   period                                     $9.794           $8.587           $6.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.539           $6.130          $10.471
  Accumulation Unit Value at end of
   period                                     $9.711           $8.539           $6.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.508           $6.119          $10.467
  Accumulation Unit Value at end of
   period                                     $9.656           $8.508           $6.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.469           $6.107                -
  Accumulation Unit Value at end of
   period                                     $9.587           $8.469                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.461           $6.104          $10.462
  Accumulation Unit Value at end of
   period                                     $9.574           $8.461           $6.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.483          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.347          $14.483                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.659           $6.561          $10.642
  Accumulation Unit Value at end of
   period                                    $10.162           $8.659           $6.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.611           $6.544          $10.637
  Accumulation Unit Value at end of
   period                                    $10.076           $8.611           $6.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.580           $6.533          $10.633
  Accumulation Unit Value at end of
   period                                    $10.019           $8.580           $6.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.541           $6.520                -
  Accumulation Unit Value at end of
   period                                     $9.948           $8.541                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.533           $6.517          $10.628
  Accumulation Unit Value at end of
   period                                     $9.934           $8.533           $6.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

58

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.581          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.772          $13.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.686           $6.032          $10.178
  Accumulation Unit Value at end of
   period                                     $8.884           $7.686           $6.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               26                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.644           $6.017          $10.173
  Accumulation Unit Value at end of
   period                                     $8.809           $7.644           $6.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               81                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.616           $6.007          $10.169
  Accumulation Unit Value at end of
   period                                     $8.759           $7.616           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.581           $5.994                -
  Accumulation Unit Value at end of
   period                                     $8.697           $7.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.574           $5.992          $10.164
  Accumulation Unit Value at end of
   period                                     $8.684           $7.574           $5.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.290          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.201          $13.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.276           $7.623          $10.351
  Accumulation Unit Value at end of
   period                                    $12.877          $11.276           $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               13                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.215           $7.604          $10.346
  Accumulation Unit Value at end of
   period                                    $12.768          $11.215           $7.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                6                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.173           $7.591          $10.342
  Accumulation Unit Value at end of
   period                                    $12.696          $11.173           $7.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.122           $7.575                -
  Accumulation Unit Value at end of
   period                                    $12.606          $11.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.112           $7.572          $10.337
  Accumulation Unit Value at end of
   period                                    $12.588          $11.112           $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.197          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.173          $15.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.171           $6.227          $10.407
  Accumulation Unit Value at end of
   period                                     $9.197           $8.171           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.126           $6.212          $10.402
  Accumulation Unit Value at end of
   period                                     $9.119           $8.126           $6.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               13                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.096           $6.201          $10.398
  Accumulation Unit Value at end of
   period                                     $9.067           $8.096           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.059           $6.188                -
  Accumulation Unit Value at end of
   period                                     $9.003           $8.059                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.052           $6.186          $10.393
  Accumulation Unit Value at end of
   period                                     $8.991           $8.052           $6.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.883          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.464          $13.883                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.846          $10.008          $10.012
  Accumulation Unit Value at end of
   period                                     $9.680           $9.846          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               16               20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.983          $10.007
  Accumulation Unit Value at end of
   period                                     $9.598           $9.792           $9.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               40               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.756           $9.966          $10.004
  Accumulation Unit Value at end of
   period                                     $9.544           $9.756           $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.711           $9.945                -
  Accumulation Unit Value at end of
   period                                     $9.476           $9.711                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.703           $9.941           $9.999
  Accumulation Unit Value at end of
   period                                     $9.463           $9.703           $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.714           $9.978                -
  Accumulation Unit Value at end of
   period                                     $9.451           $9.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $6.639          $10.460
  Accumulation Unit Value at end of
   period                                    $10.299           $8.439           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

60

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.392           $6.622          $10.455
  Accumulation Unit Value at end of
   period                                    $10.211           $8.392           $6.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.361           $6.611          $10.451
  Accumulation Unit Value at end of
   period                                    $10.154           $8.361           $6.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.323           $6.597                -
  Accumulation Unit Value at end of
   period                                    $10.082           $8.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.315           $6.595          $10.446
  Accumulation Unit Value at end of
   period                                    $10.067           $8.315           $6.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $10.452                -
  Accumulation Unit Value at end of
   period                                    $15.877          $13.147                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.330           $5.730          $10.243
  Accumulation Unit Value at end of
   period                                    $10.305           $8.330           $5.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.284           $5.715          $10.238
  Accumulation Unit Value at end of
   period                                    $10.218           $8.284           $5.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.254           $5.706          $10.235
  Accumulation Unit Value at end of
   period                                    $10.160           $8.254           $5.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.216           $5.694                -
  Accumulation Unit Value at end of
   period                                    $10.088           $8.216                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.208           $5.691          $10.229
  Accumulation Unit Value at end of
   period                                    $10.074           $8.208           $5.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.827          $10.306                -
  Accumulation Unit Value at end of
   period                                    $18.151          $14.827                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.170           $6.889          $10.630
  Accumulation Unit Value at end of
   period                                    $12.312           $9.170           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.120           $6.872          $10.625
  Accumulation Unit Value at end of
   period                                    $12.208           $9.120           $6.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.086           $6.861          $10.621
  Accumulation Unit Value at end of
   period                                    $12.139           $9.086           $6.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.045           $6.846                -
  Accumulation Unit Value at end of
   period                                    $12.053           $9.045                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.036           $6.843          $10.616
  Accumulation Unit Value at end of
   period                                    $12.036           $9.036           $6.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.017          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.623          $14.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.683           $6.240          $10.632
  Accumulation Unit Value at end of
   period                                     $9.800           $8.683           $6.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.635           $6.224          $10.627
  Accumulation Unit Value at end of
   period                                     $9.717           $8.635           $6.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.603           $6.214          $10.623
  Accumulation Unit Value at end of
   period                                     $9.662           $8.603           $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.564           $6.201                -
  Accumulation Unit Value at end of
   period                                     $9.593           $8.564                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.556           $6.198          $10.618
  Accumulation Unit Value at end of
   period                                     $9.580           $8.556           $6.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.221          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.883          $14.221                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.172           $8.996           $9.941
  Accumulation Unit Value at end of
   period                                    $10.752          $10.172           $8.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               36                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.116           $8.973           $9.935
  Accumulation Unit Value at end of
   period                                    $10.661          $10.116           $8.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    284              150                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.079           $8.958           $9.932
  Accumulation Unit Value at end of
   period                                    $10.600          $10.079           $8.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.033           $8.940                -
  Accumulation Unit Value at end of
   period                                    $10.526          $10.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               49                -

62

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.024           $8.936           $9.927
  Accumulation Unit Value at end of
   period                                    $10.511          $10.024           $8.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.472          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.000          $11.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.745           $9.588           $9.797
  Accumulation Unit Value at end of
   period                                     $9.945           $9.745           $9.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.692           $9.564           $9.792
  Accumulation Unit Value at end of
   period                                     $9.860           $9.692           $9.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                8                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.656           $9.548           $9.789
  Accumulation Unit Value at end of
   period                                     $9.805           $9.656           $9.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.612           $9.529                -
  Accumulation Unit Value at end of
   period                                     $9.735           $9.612                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.603           $9.525           $9.784
  Accumulation Unit Value at end of
   period                                     $9.722           $9.603           $9.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.023                -
  Accumulation Unit Value at end of
   period                                    $10.179          $10.081                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.647           $7.072          $10.636
  Accumulation Unit Value at end of
   period                                     $9.748           $8.647           $7.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.599           $7.054          $10.631
  Accumulation Unit Value at end of
   period                                     $9.666           $8.599           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.568           $7.042          $10.627
  Accumulation Unit Value at end of
   period                                     $9.611           $8.568           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.529           $7.027                -
  Accumulation Unit Value at end of
   period                                     $9.543           $8.529                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.521           $7.024          $10.622
  Accumulation Unit Value at end of
   period                                     $9.530           $8.521           $7.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.468          $10.304                -
  Accumulation Unit Value at end of
   period                                    $13.909          $12.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.734           $6.517          $10.480
  Accumulation Unit Value at end of
   period                                     $8.760           $7.734           $6.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.692           $6.501          $10.475
  Accumulation Unit Value at end of
   period                                     $8.686           $7.692           $6.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.664           $6.490          $10.472
  Accumulation Unit Value at end of
   period                                     $8.637           $7.664           $6.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.629           $6.476                -
  Accumulation Unit Value at end of
   period                                     $8.576           $7.629                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.622           $6.474          $10.466
  Accumulation Unit Value at end of
   period                                     $8.564           $7.622           $6.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.108          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.571          $12.108                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.221           $5.889          $10.366
  Accumulation Unit Value at end of
   period                                     $9.576           $8.221           $5.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.176           $5.875          $10.361
  Accumulation Unit Value at end of
   period                                     $9.495           $8.176           $5.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.146           $5.865          $10.358
  Accumulation Unit Value at end of
   period                                     $9.441           $8.146           $5.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.109           $5.852                -
  Accumulation Unit Value at end of
   period                                     $9.374           $8.109                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.101           $5.850          $10.352
  Accumulation Unit Value at end of
   period                                     $9.361           $8.101           $5.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.105          $10.210                -
  Accumulation Unit Value at end of
   period                                    $16.257          $14.105                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.121           $7.249          $10.384
  Accumulation Unit Value at end of
   period                                     $9.797           $9.121           $7.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

64

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.231          $10.379
  Accumulation Unit Value at end of
   period                                     $9.714           $9.072           $7.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.038           $7.219          $10.375
  Accumulation Unit Value at end of
   period                                     $9.659           $9.038           $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.997           $7.204                -
  Accumulation Unit Value at end of
   period                                     $9.591           $8.997                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.989           $7.201          $10.370
  Accumulation Unit Value at end of
   period                                     $9.578           $8.989           $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.667          $10.173                -
  Accumulation Unit Value at end of
   period                                    $13.464          $12.667                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.016          $10.579          $10.109
  Accumulation Unit Value at end of
   period                                    $14.263          $13.016          $10.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.970          $10.574          $10.109
  Accumulation Unit Value at end of
   period                                    $14.171          $12.970          $10.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.940          $10.571          $10.108
  Accumulation Unit Value at end of
   period                                    $14.109          $12.940          $10.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.902          $10.567                -
  Accumulation Unit Value at end of
   period                                    $14.033          $12.902                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.894          $10.566          $10.108
  Accumulation Unit Value at end of
   period                                    $14.018          $12.894          $10.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.053          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.155          $13.053                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.474           $6.389          $10.302
  Accumulation Unit Value at end of
   period                                     $9.381           $8.474           $6.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               15                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.427           $6.373          $10.297
  Accumulation Unit Value at end of
   period                                     $9.302           $8.427           $6.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               22                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.396           $6.362          $10.294
  Accumulation Unit Value at end of
   period                                     $9.249           $8.396           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.358           $6.349                -
  Accumulation Unit Value at end of
   period                                     $9.184           $8.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.350           $6.346          $10.289
  Accumulation Unit Value at end of
   period                                     $9.171           $8.350           $6.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.963          $10.638                -
  Accumulation Unit Value at end of
   period                                    $15.297          $13.963                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.940           $7.521          $10.729
  Accumulation Unit Value at end of
   period                                    $11.269           $8.940           $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.891           $7.503          $10.723
  Accumulation Unit Value at end of
   period                                    $11.173           $8.891           $7.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.858           $7.490          $10.720
  Accumulation Unit Value at end of
   period                                    $11.110           $8.858           $7.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.818           $7.475                -
  Accumulation Unit Value at end of
   period                                    $11.032           $8.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.810           $7.471          $10.715
  Accumulation Unit Value at end of
   period                                    $11.016           $8.810           $7.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.343          $12.300                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.872           $7.271          $10.476
  Accumulation Unit Value at end of
   period                                     $9.786           $8.872           $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.823           $7.253          $10.470
  Accumulation Unit Value at end of
   period                                     $9.703           $8.823           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.241          $10.467
  Accumulation Unit Value at end of
   period                                     $9.648           $8.791           $7.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.751           $7.226                -
  Accumulation Unit Value at end of
   period                                     $9.580           $8.751                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.743           $7.223          $10.462
  Accumulation Unit Value at end of
   period                                     $9.566           $8.743           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

66

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.500          $10.352                -
  Accumulation Unit Value at end of
   period                                    $13.643          $12.500                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.612           $6.295          $10.475
  Accumulation Unit Value at end of
   period                                    $10.345           $8.612           $6.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.565           $6.279          $10.469
  Accumulation Unit Value at end of
   period                                    $10.258           $8.565           $6.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.534           $6.269          $10.466
  Accumulation Unit Value at end of
   period                                    $10.200           $8.534           $6.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.495           $6.256                -
  Accumulation Unit Value at end of
   period                                    $10.128           $8.495                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.487           $6.253          $10.461
  Accumulation Unit Value at end of
   period                                    $10.114           $8.487           $6.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.290          $10.555                -
  Accumulation Unit Value at end of
   period                                    $16.986          $14.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.979           $8.315          $10.284
  Accumulation Unit Value at end of
   period                                    $12.123          $10.979           $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.919           $8.294          $10.279
  Accumulation Unit Value at end of
   period                                    $12.021          $10.919           $8.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               23                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.879           $8.280          $10.276
  Accumulation Unit Value at end of
   period                                    $11.953          $10.879           $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.829           $8.263                -
  Accumulation Unit Value at end of
   period                                    $11.869          $10.829                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.820           $8.259          $10.271
  Accumulation Unit Value at end of
   period                                    $11.852          $10.820           $8.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.993          $13.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.525           $7.851          $10.365
  Accumulation Unit Value at end of
   period                                    $10.748           $9.525           $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.473           $7.831          $10.360
  Accumulation Unit Value at end of
   period                                    $10.657           $9.473           $7.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.438           $7.818          $10.356
  Accumulation Unit Value at end of
   period                                    $10.597           $9.438           $7.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.395           $7.802                -
  Accumulation Unit Value at end of
   period                                    $10.522           $9.395                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.387           $7.799          $10.351
  Accumulation Unit Value at end of
   period                                    $10.507           $9.387           $7.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.498          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.955          $12.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.055           $6.891          $10.526
  Accumulation Unit Value at end of
   period                                     $9.298           $8.055           $6.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.011           $6.874          $10.521
  Accumulation Unit Value at end of
   period                                     $9.220           $8.011           $6.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.982           $6.862          $10.517
  Accumulation Unit Value at end of
   period                                     $9.168           $7.982           $6.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.945           $6.848                -
  Accumulation Unit Value at end of
   period                                     $9.103           $7.945                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.938           $6.845          $10.512
  Accumulation Unit Value at end of
   period                                     $9.090           $7.938           $6.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.661          $11.959                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.134           $6.765          $10.618
  Accumulation Unit Value at end of
   period                                    $10.329           $9.134           $6.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

68

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.084           $6.748          $10.612
  Accumulation Unit Value at end of
   period                                    $10.242           $9.084           $6.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.051           $6.737          $10.609
  Accumulation Unit Value at end of
   period                                    $10.184           $9.051           $6.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.009           $6.723                -
  Accumulation Unit Value at end of
   period                                    $10.112           $9.009                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.001           $6.720          $10.604
  Accumulation Unit Value at end of
   period                                    $10.098           $9.001           $6.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.492          $10.098                -
  Accumulation Unit Value at end of
   period                                    $15.098          $13.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.842           $7.107          $10.599
  Accumulation Unit Value at end of
   period                                     $9.639           $8.842           $7.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.794           $7.089          $10.594
  Accumulation Unit Value at end of
   period                                     $9.558           $8.794           $7.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.762           $7.077          $10.590
  Accumulation Unit Value at end of
   period                                     $9.504           $8.762           $7.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.722           $7.062                -
  Accumulation Unit Value at end of
   period                                     $9.437           $8.722                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.714           $7.059          $10.585
  Accumulation Unit Value at end of
   period                                     $9.423           $8.714           $7.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.574          $10.212                -
  Accumulation Unit Value at end of
   period                                    $13.564          $12.574                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.864           $9.533          $10.039
  Accumulation Unit Value at end of
   period                                    $11.450          $10.864           $9.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               19                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.804           $9.509          $10.034
  Accumulation Unit Value at end of
   period                                    $11.353          $10.804           $9.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                5                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.765           $9.493          $10.031
  Accumulation Unit Value at end of
   period                                    $11.289          $10.765           $9.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.715           $9.474                -
  Accumulation Unit Value at end of
   period                                    $11.209          $10.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.706           $9.470          $10.026
  Accumulation Unit Value at end of
   period                                    $11.194          $10.706           $9.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.587          $10.275                -
  Accumulation Unit Value at end of
   period                                    $12.085          $11.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.271           $8.010          $10.255
  Accumulation Unit Value at end of
   period                                     $9.993           $9.271           $8.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.220           $7.990          $10.249
  Accumulation Unit Value at end of
   period                                     $9.908           $9.220           $7.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               49                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.186           $7.977          $10.246
  Accumulation Unit Value at end of
   period                                     $9.852           $9.186           $7.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.144           $7.960                -
  Accumulation Unit Value at end of
   period                                     $9.783           $9.144                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               50                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.136           $7.957          $10.241
  Accumulation Unit Value at end of
   period                                     $9.769           $9.136           $7.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.786          $10.291                -
  Accumulation Unit Value at end of
   period                                    $12.572          $11.786                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.728           $7.250          $10.525
  Accumulation Unit Value at end of
   period                                     $9.543           $8.728           $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               24                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.680           $7.232          $10.520
  Accumulation Unit Value at end of
   period                                     $9.463           $8.680           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               39                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.648           $7.220          $10.517
  Accumulation Unit Value at end of
   period                                     $9.409           $8.648           $7.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1

70

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.609           $7.205                -
  Accumulation Unit Value at end of
   period                                     $9.343           $8.609                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.601           $7.202          $10.511
  Accumulation Unit Value at end of
   period                                     $9.330           $8.601           $7.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.368          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.382          $12.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.136           $7.543          $10.224
  Accumulation Unit Value at end of
   period                                    $10.049           $9.136           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.086           $7.525          $10.219
  Accumulation Unit Value at end of
   period                                     $9.964           $9.086           $7.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.053           $7.512          $10.215
  Accumulation Unit Value at end of
   period                                     $9.908           $9.053           $7.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.011           $7.496                -
  Accumulation Unit Value at end of
   period                                     $9.838           $9.011                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.003           $7.493          $10.210
  Accumulation Unit Value at end of
   period                                     $9.824           $9.003           $7.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.158          $10.144                -
  Accumulation Unit Value at end of
   period                                    $13.233          $12.158                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.286           $6.692          $10.230
  Accumulation Unit Value at end of
   period                                     $9.048           $8.286           $6.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               37               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.241           $6.675          $10.224
  Accumulation Unit Value at end of
   period                                     $8.971           $8.241           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              106                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.210           $6.664          $10.221
  Accumulation Unit Value at end of
   period                                     $8.920           $8.210           $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.173           $6.650                -
  Accumulation Unit Value at end of
   period                                     $8.857           $8.173                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.165           $6.648          $10.216
  Accumulation Unit Value at end of
   period                                     $8.844           $8.165           $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.635          $10.312                -
  Accumulation Unit Value at end of
   period                                    $13.652          $12.635                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.537           $6.023          $10.873
  Accumulation Unit Value at end of
   period                                     $9.160           $8.537           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.490           $6.008          $10.868
  Accumulation Unit Value at end of
   period                                     $9.082           $8.490           $6.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                3                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.459           $5.998          $10.864
  Accumulation Unit Value at end of
   period                                     $9.031           $8.459           $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.420           $5.986                -
  Accumulation Unit Value at end of
   period                                     $8.968           $8.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.412           $5.983          $10.859
  Accumulation Unit Value at end of
   period                                     $8.955           $8.412           $5.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.391          $10.261                -
  Accumulation Unit Value at end of
   period                                    $15.281          $14.391                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.935           $6.521          $10.586
  Accumulation Unit Value at end of
   period                                    $10.164           $8.935           $6.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.886           $6.505          $10.581
  Accumulation Unit Value at end of
   period                                    $10.078           $8.886           $6.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               25                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.854           $6.494          $10.577
  Accumulation Unit Value at end of
   period                                    $10.021           $8.854           $6.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.813           $6.481                -
  Accumulation Unit Value at end of
   period                                     $9.950           $8.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.805           $6.478          $10.572
  Accumulation Unit Value at end of
   period                                     $9.936           $8.805           $6.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.432          $10.645                -
  Accumulation Unit Value at end of
   period                                    $16.245          $14.432                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

72

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.469           $6.730          $10.550
  Accumulation Unit Value at end of
   period                                     $9.644           $8.469           $6.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.713          $10.545
  Accumulation Unit Value at end of
   period                                     $9.563           $8.423           $6.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.392           $6.702          $10.542
  Accumulation Unit Value at end of
   period                                     $9.509           $8.392           $6.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.354           $6.688                -
  Accumulation Unit Value at end of
   period                                     $9.442           $8.354                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.346           $6.686          $10.537
  Accumulation Unit Value at end of
   period                                     $9.428           $8.346           $6.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.951          $10.400                -
  Accumulation Unit Value at end of
   period                                    $14.593          $12.951                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.072           $6.741          $10.518
  Accumulation Unit Value at end of
   period                                    $10.975           $9.072           $6.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.022           $6.724          $10.513
  Accumulation Unit Value at end of
   period                                    $10.882           $9.022           $6.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               18                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.989           $6.713          $10.509
  Accumulation Unit Value at end of
   period                                    $10.821           $8.989           $6.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.948           $6.699                -
  Accumulation Unit Value at end of
   period                                    $10.745           $8.948                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.940           $6.696          $10.504
  Accumulation Unit Value at end of
   period                                    $10.730           $8.940           $6.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.375          $10.794                -
  Accumulation Unit Value at end of
   period                                    $17.209          $14.375                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.325           $6.387          $10.773
  Accumulation Unit Value at end of
   period                                     $9.396           $8.325           $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.279           $6.371          $10.767
  Accumulation Unit Value at end of
   period                                     $9.317           $8.279           $6.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.249           $6.361          $10.764
  Accumulation Unit Value at end of
   period                                     $9.264           $8.249           $6.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.212           $6.347                -
  Accumulation Unit Value at end of
   period                                     $9.199           $8.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.204           $6.345          $10.759
  Accumulation Unit Value at end of
   period                                     $9.186           $8.204           $6.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.134          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.669          $13.134                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.829           $7.090          $10.238
  Accumulation Unit Value at end of
   period                                    $11.995          $10.829           $7.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               13                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.769           $7.072          $10.233
  Accumulation Unit Value at end of
   period                                    $11.894          $10.769           $7.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               41                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.730           $7.060          $10.230
  Accumulation Unit Value at end of
   period                                    $11.826          $10.730           $7.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.681           $7.045                -
  Accumulation Unit Value at end of
   period                                    $11.743          $10.681                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.671           $7.042          $10.224
  Accumulation Unit Value at end of
   period                                    $11.726          $10.671           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.769          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.286          $15.769                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.177           $6.904          $10.294
  Accumulation Unit Value at end of
   period                                    $10.348           $9.177           $6.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.126           $6.886          $10.289
  Accumulation Unit Value at end of
   period                                    $10.260           $9.126           $6.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.093           $6.875          $10.286
  Accumulation Unit Value at end of
   period                                    $10.202           $9.093           $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

74

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.051           $6.860                -
  Accumulation Unit Value at end of
   period                                    $10.130           $9.051                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.043           $6.858          $10.281
  Accumulation Unit Value at end of
   period                                    $10.115           $9.043           $6.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.737          $10.443                -
  Accumulation Unit Value at end of
   period                                    $15.328          $13.737                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.425           $6.059          $10.499
  Accumulation Unit Value at end of
   period                                     $8.031           $7.425           $6.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.384           $6.044          $10.494
  Accumulation Unit Value at end of
   period                                     $7.963           $7.384           $6.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.357           $6.034          $10.490
  Accumulation Unit Value at end of
   period                                     $7.918           $7.357           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.323           $6.021                -
  Accumulation Unit Value at end of
   period                                     $7.862           $7.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.316           $6.019          $10.485
  Accumulation Unit Value at end of
   period                                     $7.851           $7.316           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.953          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.865          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.278           $5.866          $10.579
  Accumulation Unit Value at end of
   period                                     $7.665           $7.278           $5.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.238           $5.851          $10.573
  Accumulation Unit Value at end of
   period                                     $7.600           $7.238           $5.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.211           $5.842          $10.570
  Accumulation Unit Value at end of
   period                                     $7.557           $7.211           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.178           $5.829                -
  Accumulation Unit Value at end of
   period                                     $7.503           $7.178                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.171           $5.827          $10.564
  Accumulation Unit Value at end of
   period                                     $7.493           $7.171           $5.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.186          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.743          $13.186                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.501           $6.574          $10.313
  Accumulation Unit Value at end of
   period                                    $10.530           $8.501           $6.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.455           $6.558          $10.308
  Accumulation Unit Value at end of
   period                                    $10.441           $8.455           $6.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.547          $10.304
  Accumulation Unit Value at end of
   period                                    $10.382           $8.423           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.385           $6.533                -
  Accumulation Unit Value at end of
   period                                    $10.308           $8.385                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.377           $6.530          $10.299
  Accumulation Unit Value at end of
   period                                    $10.293           $8.377           $6.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.694          $10.701                -
  Accumulation Unit Value at end of
   period                                    $16.784          $13.694                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.581           $5.061           $9.904
  Accumulation Unit Value at end of
   period                                     $9.905           $8.581           $5.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.534           $5.048           $9.899
  Accumulation Unit Value at end of
   period                                     $9.821           $8.534           $5.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               14                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.502           $5.040           $9.896
  Accumulation Unit Value at end of
   period                                     $9.766           $8.502           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.463           $5.029                -
  Accumulation Unit Value at end of
   period                                     $9.697           $8.463                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               17                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.456           $5.027           $9.891
  Accumulation Unit Value at end of
   period                                     $9.683           $8.456           $5.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.450          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.932          $17.450                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

76

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.601           $6.393          $10.346
  Accumulation Unit Value at end of
   period                                     $9.165           $8.601           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.554           $6.377          $10.341
  Accumulation Unit Value at end of
   period                                     $9.087           $8.554           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.522           $6.366          $10.337
  Accumulation Unit Value at end of
   period                                     $9.036           $8.522           $6.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.483           $6.353                -
  Accumulation Unit Value at end of
   period                                     $8.972           $8.483                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.476           $6.350          $10.332
  Accumulation Unit Value at end of
   period                                     $8.959           $8.476           $6.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.244          $10.699                -
  Accumulation Unit Value at end of
   period                                    $15.020          $14.244                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.524           $9.885           $9.905
  Accumulation Unit Value at end of
   period                                    $12.949          $11.524           $9.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               21               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.461           $9.860           $9.900
  Accumulation Unit Value at end of
   period                                    $12.839          $11.461           $9.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               28                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.419           $9.843           $9.896
  Accumulation Unit Value at end of
   period                                    $12.766          $11.419           $9.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367           $9.823                -
  Accumulation Unit Value at end of
   period                                    $12.676          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               17                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.356           $9.819           $9.891
  Accumulation Unit Value at end of
   period                                    $12.658          $11.356           $9.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.285          $10.648                -
  Accumulation Unit Value at end of
   period                                    $13.659          $12.285                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.152           $6.331          $10.339
  Accumulation Unit Value at end of
   period                                     $8.601           $8.152           $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17               18

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.107           $6.315          $10.334
  Accumulation Unit Value at end of
   period                                     $8.528           $8.107           $6.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               77                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.077           $6.304          $10.331
  Accumulation Unit Value at end of
   period                                     $8.480           $8.077           $6.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.040           $6.291                -
  Accumulation Unit Value at end of
   period                                     $8.420           $8.040                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               57                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.033           $6.288          $10.325
  Accumulation Unit Value at end of
   period                                     $8.408           $8.033           $6.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.540          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.137          $13.540                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.015           $5.826          $10.713
  Accumulation Unit Value at end of
   period                                    $11.723           $9.015           $5.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.965           $5.812          $10.708
  Accumulation Unit Value at end of
   period                                    $11.624           $8.965           $5.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.932           $5.802          $10.705
  Accumulation Unit Value at end of
   period                                    $11.558           $8.932           $5.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.892           $5.790                -
  Accumulation Unit Value at end of
   period                                    $11.477           $8.892                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.884           $5.788          $10.699
  Accumulation Unit Value at end of
   period                                    $11.460           $8.884           $5.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.735          $10.277                -
  Accumulation Unit Value at end of
   period                                    $20.249          $15.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

HARTFORD LEADERS PLUS SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $8.982           $7.337          $10.397
   of period
  Accumulation Unit Value at end of           $9.744           $8.982           $7.337
   period
  Number of Accumulation Units                   222              222               97
   outstanding at end of period (in
   thousands)

78

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.932           $7.319          $10.391
  Accumulation Unit Value at end of
   period                                     $9.662           $8.932           $7.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.900           $7.307          $10.388
  Accumulation Unit Value at end of
   period                                     $9.607           $8.900           $7.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                7                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.763          $10.504                -
  Accumulation Unit Value at end of
   period                                    $13.743          $12.763                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.851           $7.288          $10.383
  Accumulation Unit Value at end of
   period                                     $9.526           $8.851           $7.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.405           $5.423          $10.452
  Accumulation Unit Value at end of
   period                                     $8.177           $7.405           $5.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.378           $5.414          $10.449
  Accumulation Unit Value at end of
   period                                     $8.131           $7.378           $5.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               39               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.586          $10.730                -
  Accumulation Unit Value at end of
   period                                    $16.036          $14.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.337           $5.400          $10.443
  Accumulation Unit Value at end of
   period                                     $8.062           $7.337           $5.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              352              228
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.736           $5.112          $10.776
  Accumulation Unit Value at end of
   period                                     $6.890           $6.736           $5.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               65               28
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.712           $5.104          $10.772
  Accumulation Unit Value at end of
   period                                     $6.851           $6.712           $5.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               84               70

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.916          $10.609                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.916                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.675           $5.091          $10.767
  Accumulation Unit Value at end of
   period                                     $6.793           $6.675           $5.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               27               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.315           $6.658          $10.785
  Accumulation Unit Value at end of
   period                                    $11.565           $9.315           $6.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.281           $6.647          $10.781
  Accumulation Unit Value at end of
   period                                    $11.499           $9.281           $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.207          $10.918                -
  Accumulation Unit Value at end of
   period                                    $18.794          $15.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.231           $6.631          $10.776
  Accumulation Unit Value at end of
   period                                    $11.402           $9.231           $6.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.570           $6.377          $10.555
  Accumulation Unit Value at end of
   period                                     $8.271           $7.570           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.542           $6.367          $10.552
  Accumulation Unit Value at end of
   period                                     $8.225           $7.542           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.310          $10.417                -
  Accumulation Unit Value at end of
   period                                    $13.390          $12.310                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.501           $6.351          $10.547
  Accumulation Unit Value at end of
   period                                     $8.155           $7.501           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                2

80

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                     $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    309              332              261
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.747           $7.217          $10.072
  Accumulation Unit Value at end of
   period                                     $9.620           $8.747           $7.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               59               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.718           $7.207          $10.072
  Accumulation Unit Value at end of
   period                                     $9.568           $8.718           $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              104               69
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.406          $10.282                -
  Accumulation Unit Value at end of
   period                                    $13.582          $12.406                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.675           $7.193          $10.072
  Accumulation Unit Value at end of
   period                                     $9.492           $8.675           $7.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               22                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    158              150              110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.310           $6.648          $10.220
  Accumulation Unit Value at end of
   period                                     $9.126           $8.310           $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               50               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.283           $6.639          $10.220
  Accumulation Unit Value at end of
   period                                     $9.078           $8.283           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              109               87
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.894          $10.362                -
  Accumulation Unit Value at end of
   period                                    $14.096          $12.894                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.241           $6.626          $10.220
  Accumulation Unit Value at end of
   period                                     $9.005           $8.241           $6.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              891              411

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.755           $8.862          $10.017
  Accumulation Unit Value at end of
   period                                    $10.155           $9.755           $8.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188              159               77
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.722           $8.851          $10.017
  Accumulation Unit Value at end of
   period                                    $10.101           $9.722           $8.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96              122               93
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.339          $10.348                -
  Accumulation Unit Value at end of
   period                                    $11.751          $11.339                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.674           $8.833          $10.017
  Accumulation Unit Value at end of
   period                                    $10.020           $9.674           $8.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               29                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              143               92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.433           $9.722           $9.982
  Accumulation Unit Value at end of
   period                                    $10.727          $10.433           $9.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               34               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.398           $9.709           $9.982
  Accumulation Unit Value at end of
   period                                    $10.670          $10.398           $9.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               22               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.405          $10.675                -
  Accumulation Unit Value at end of
   period                                    $11.674          $11.405                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.346           $9.689           $9.982
  Accumulation Unit Value at end of
   period                                    $10.585          $10.346           $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               12                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    400              442              310
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.171           $5.978          $10.078
  Accumulation Unit Value at end of
   period                                     $8.928           $8.171           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90              104               69

82

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.144           $5.970          $10.078
  Accumulation Unit Value at end of
   period                                     $8.880           $8.144           $5.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    226              228              185
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.350          $10.547                -
  Accumulation Unit Value at end of
   period                                    $15.609          $14.350                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.103           $5.958          $10.078
  Accumulation Unit Value at end of
   period                                     $8.809           $8.103           $5.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                     $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97              105               82
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.789           $6.321          $10.057
  Accumulation Unit Value at end of
   period                                     $9.603           $8.789           $6.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               38               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.760           $6.313          $10.057
  Accumulation Unit Value at end of
   period                                     $9.552           $8.760           $6.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               18                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.702          $10.621                -
  Accumulation Unit Value at end of
   period                                    $15.991          $14.702                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.716           $6.300          $10.057
  Accumulation Unit Value at end of
   period                                     $9.475           $8.716           $6.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    277              273              174
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.931           $5.030          $10.088
  Accumulation Unit Value at end of
   period                                     $9.494           $7.931           $5.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               47               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.904           $5.023          $10.088
  Accumulation Unit Value at end of
   period                                     $9.443           $7.904           $5.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              113               81
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.629          $10.595                -
  Accumulation Unit Value at end of
   period                                    $19.817          $16.629                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.865           $5.013          $10.088
  Accumulation Unit Value at end of
   period                                     $9.368           $7.865           $5.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                     $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,663            1,552              942
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.914           $5.805          $10.074
  Accumulation Unit Value at end of
   period                                     $9.186           $7.914           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    329              301              173
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.888           $5.797          $10.074
  Accumulation Unit Value at end of
   period                                     $9.137           $7.888           $5.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              424              334
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.018          $10.328                -
  Accumulation Unit Value at end of
   period                                    $16.199          $14.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               88                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.848           $5.785          $10.074
  Accumulation Unit Value at end of
   period                                     $9.065           $7.848           $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               64               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               23                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                     $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    819              752              478
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.235           $6.417          $10.187
  Accumulation Unit Value at end of
   period                                     $8.973           $8.235           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              116              109
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.207           $6.408          $10.187
  Accumulation Unit Value at end of
   period                                     $8.926           $8.207           $6.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              259              220
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.125          $10.274                -
  Accumulation Unit Value at end of
   period                                    $14.238          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.166           $6.396          $10.186
  Accumulation Unit Value at end of
   period                                     $8.854           $8.166           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               62               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               13                -

84

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,101              983              579
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.415           $6.011          $10.059
  Accumulation Unit Value at end of
   period                                     $8.824           $8.415           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    206              164              110
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.387           $6.003          $10.059
  Accumulation Unit Value at end of
   period                                     $8.777           $8.387           $6.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              156              133
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.988          $10.754                -
  Accumulation Unit Value at end of
   period                                    $15.646          $14.988                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               33                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.345           $5.991          $10.059
  Accumulation Unit Value at end of
   period                                     $8.707           $8.345           $5.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                    $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              292              207
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.667           $5.925          $10.052
  Accumulation Unit Value at end of
   period                                     $9.990           $8.667           $5.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               36               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.638           $5.917          $10.052
  Accumulation Unit Value at end of
   period                                     $9.937           $8.638           $5.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129              122              104
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.269          $10.486                -
  Accumulation Unit Value at end of
   period                                    $17.522          $15.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.595           $5.905          $10.052
  Accumulation Unit Value at end of
   period                                     $9.858           $8.595           $5.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                     $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    530              512              384

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.397           $6.320          $10.603
  Accumulation Unit Value at end of
   period                                     $9.628           $8.397           $6.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               90               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.366           $6.310          $10.599
  Accumulation Unit Value at end of
   period                                     $9.574           $8.366           $6.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              169              134
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.509          $10.214                -
  Accumulation Unit Value at end of
   period                                    $15.421          $13.509                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193               45                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.320           $6.294          $10.594
  Accumulation Unit Value at end of
   period                                     $9.493           $8.320           $6.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                4                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                     $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.478           $6.367          $10.287
  Accumulation Unit Value at end of
   period                                     $9.810           $8.478           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.447           $6.356          $10.284
  Accumulation Unit Value at end of
   period                                     $9.755           $8.447           $6.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.990          $10.553                -
  Accumulation Unit Value at end of
   period                                    $16.115          $13.990                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.401           $6.340          $10.279
  Accumulation Unit Value at end of
   period                                     $9.672           $8.401           $6.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               27                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.313           $5.827          $10.323
  Accumulation Unit Value at end of
   period                                     $8.883           $7.313           $5.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

86

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.286           $5.817          $10.320
  Accumulation Unit Value at end of
   period                                     $8.833           $7.286           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.586          $10.074                -
  Accumulation Unit Value at end of
   period                                    $15.220          $12.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.246           $5.803          $10.315
  Accumulation Unit Value at end of
   period                                     $8.758           $7.246           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              436              302
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.774           $6.402          $10.246
  Accumulation Unit Value at end of
   period                                    $11.063           $8.774           $6.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               82               30
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.742           $6.391          $10.242
  Accumulation Unit Value at end of
   period                                    $11.000           $8.742           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              150              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.322          $10.497                -
  Accumulation Unit Value at end of
   period                                    $17.977          $14.322                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.693           $6.375          $10.237
  Accumulation Unit Value at end of
   period                                    $10.907           $8.693           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                6                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               17               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.197           $5.319          $10.451
  Accumulation Unit Value at end of
   period                                    $10.156           $8.197           $5.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               13               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.167           $5.310          $10.448
  Accumulation Unit Value at end of
   period                                    $10.099           $8.167           $5.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                8

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.480          $10.742                -
  Accumulation Unit Value at end of
   period                                    $20.328          $16.480                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.122           $5.296          $10.443
  Accumulation Unit Value at end of
   period                                    $10.013           $8.122           $5.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               20               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.387           $7.213          $10.882
  Accumulation Unit Value at end of
   period                                    $10.686           $9.387           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.352           $7.201          $10.878
  Accumulation Unit Value at end of
   period                                    $10.626           $9.352           $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.004          $10.038                -
  Accumulation Unit Value at end of
   period                                    $14.738          $13.004                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.301           $7.183          $10.873
  Accumulation Unit Value at end of
   period                                    $10.536           $9.301           $7.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,520              870
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.586           $7.220          $10.498
  Accumulation Unit Value at end of
   period                                    $10.580           $9.586           $7.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366              346              225
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.550           $7.208          $10.494
  Accumulation Unit Value at end of
   period                                    $10.520           $9.550           $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236              256              216
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.129          $10.690                -
  Accumulation Unit Value at end of
   period                                    $15.524          $14.129                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.498           $7.190          $10.489
  Accumulation Unit Value at end of
   period                                    $10.431           $9.498           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               45               29

88

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               61               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.971          $10.768
  Accumulation Unit Value at end of
   period                                    $11.086           $8.822           $6.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               20               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.789           $6.959          $10.765
  Accumulation Unit Value at end of
   period                                    $11.024           $8.789           $6.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               30               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.382          $10.622                -
  Accumulation Unit Value at end of
   period                                    $16.742          $13.382                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               12                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.741           $6.942          $10.759
  Accumulation Unit Value at end of
   period                                    $10.930           $8.741           $6.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               15               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               42               27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.030           $6.420          $10.698
  Accumulation Unit Value at end of
   period                                    $11.291           $9.030           $6.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.997           $6.409          $10.694
  Accumulation Unit Value at end of
   period                                    $11.227           $8.997           $6.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               47               49
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.076          $10.052                -
  Accumulation Unit Value at end of
   period                                    $17.521          $14.076                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.948           $6.393          $10.689
  Accumulation Unit Value at end of
   period                                    $11.132           $8.948           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    711              719              382
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.695           $8.688          $10.177
  Accumulation Unit Value at end of
   period                                    $11.630          $10.695           $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              139               74
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.656           $8.674          $10.173
  Accumulation Unit Value at end of
   period                                    $11.564          $10.656           $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               92               71
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.861          $10.494                -
  Accumulation Unit Value at end of
   period                                    $13.921          $12.861                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.598           $8.652          $10.168
  Accumulation Unit Value at end of
   period                                    $11.466          $10.598           $8.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               24               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               89               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.175           $7.180          $10.408
  Accumulation Unit Value at end of
   period                                    $10.089           $9.175           $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               28               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.141           $7.168          $10.404
  Accumulation Unit Value at end of
   period                                    $10.032           $9.141           $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                5                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.175          $10.358                -
  Accumulation Unit Value at end of
   period                                    $14.424          $13.175                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.091           $7.150          $10.399
  Accumulation Unit Value at end of
   period                                     $9.947           $9.091           $7.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,856            3,572            2,144

90

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.297           $5.808          $10.575
  Accumulation Unit Value at end of
   period                                     $9.480           $8.297           $5.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    847              753              370
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.267           $5.798          $10.571
  Accumulation Unit Value at end of
   period                                     $9.426           $8.267           $5.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    493              551              409
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.849          $10.441                -
  Accumulation Unit Value at end of
   period                                    $16.889          $14.849                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137               78                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.221           $5.784          $10.566
  Accumulation Unit Value at end of
   period                                     $9.346           $8.221           $5.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              112              102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               28                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                     $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              180               88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.376           $6.798          $10.244
  Accumulation Unit Value at end of
   period                                     $9.368           $8.376           $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               57               27
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.346           $6.786          $10.240
  Accumulation Unit Value at end of
   period                                     $9.315           $8.346           $6.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.788          $10.425                -
  Accumulation Unit Value at end of
   period                                    $14.238          $12.788                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.300           $6.769          $10.235
  Accumulation Unit Value at end of
   period                                     $9.236           $8.300           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                     $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,498            2,174            1,168
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.703           $7.118          $10.478
  Accumulation Unit Value at end of
   period                                     $9.663           $8.703           $7.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    576              497              223
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.672           $7.106          $10.474
  Accumulation Unit Value at end of
   period                                     $9.608           $8.672           $7.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              209              159

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.587          $10.341                -
  Accumulation Unit Value at end of
   period                                    $13.911          $12.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               33                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.624           $7.089          $10.469
  Accumulation Unit Value at end of
   period                                     $9.527           $8.624           $7.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               40               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               22               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.127           $5.358          $10.503
  Accumulation Unit Value at end of
   period                                     $7.986           $7.127           $5.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.101           $5.349          $10.499
  Accumulation Unit Value at end of
   period                                     $7.940           $7.101           $5.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.953          $10.537                -
  Accumulation Unit Value at end of
   period                                    $15.564          $13.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.062           $5.335          $10.494
  Accumulation Unit Value at end of
   period                                     $7.873           $7.062           $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                     $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.547           $6.132          $10.472
  Accumulation Unit Value at end of
   period                                     $9.724           $8.547           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.516           $6.122          $10.468
  Accumulation Unit Value at end of
   period                                     $9.669           $8.516           $6.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $10.478                -
  Accumulation Unit Value at end of
   period                                    $16.467          $14.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.469           $6.107          $10.463
  Accumulation Unit Value at end of
   period                                     $9.587           $8.469           $6.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

92

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.619           $6.547          $10.637
  Accumulation Unit Value at end of
   period                                    $10.090           $8.619           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.588           $6.536          $10.634
  Accumulation Unit Value at end of
   period                                    $10.033           $8.588           $6.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.633          $10.402                -
  Accumulation Unit Value at end of
   period                                    $15.888          $13.633                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.541           $6.520          $10.628
  Accumulation Unit Value at end of
   period                                     $9.948           $8.541           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,007              883              435
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.651           $6.019          $10.173
  Accumulation Unit Value at end of
   period                                     $8.821           $7.651           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    176              143               60
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.623           $6.009          $10.170
  Accumulation Unit Value at end of
   period                                     $8.771           $7.623           $6.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              136              102
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.341          $10.543                -
  Accumulation Unit Value at end of
   period                                    $15.312          $13.341                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.581           $5.994          $10.165
  Accumulation Unit Value at end of
   period                                     $8.697           $7.581           $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                3                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               52               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.225           $7.607          $10.347
  Accumulation Unit Value at end of
   period                                    $12.786          $11.225           $7.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.184           $7.594          $10.343
  Accumulation Unit Value at end of
   period                                    $12.714          $11.184           $7.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               11                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.256          $10.385                -
  Accumulation Unit Value at end of
   period                                    $17.299          $15.256                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.122           $7.575          $10.338
  Accumulation Unit Value at end of
   period                                    $12.606          $11.122           $7.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177              119               98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.133           $6.214          $10.403
  Accumulation Unit Value at end of
   period                                     $9.132           $8.133           $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.104           $6.204          $10.399
  Accumulation Unit Value at end of
   period                                     $9.080           $8.104           $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               12                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.937          $10.696                -
  Accumulation Unit Value at end of
   period                                    $15.578          $13.937                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.059           $6.188          $10.394
  Accumulation Unit Value at end of
   period                                     $9.003           $8.059           $6.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    859              631              526

94

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.801           $9.987          $10.008
  Accumulation Unit Value at end of
   period                                     $9.611           $9.801           $9.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              291              120
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.765           $9.970          $10.004
  Accumulation Unit Value at end of
   period                                     $9.557           $9.765           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24              165              102
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.752           $9.982                -
  Accumulation Unit Value at end of
   period                                     $9.520           $9.752                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.711           $9.945          $10.000
  Accumulation Unit Value at end of
   period                                     $9.476           $9.711           $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               24               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.400           $6.625          $10.456
  Accumulation Unit Value at end of
   period                                    $10.226           $8.400           $6.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.369           $6.614          $10.452
  Accumulation Unit Value at end of
   period                                    $10.168           $8.369           $6.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               56               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.197          $10.456                -
  Accumulation Unit Value at end of
   period                                    $15.994          $13.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.323           $6.597          $10.447
  Accumulation Unit Value at end of
   period                                    $10.082           $8.323           $6.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               11               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               62               40
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.292           $5.718          $10.239
  Accumulation Unit Value at end of
   period                                    $10.232           $8.292           $5.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               30               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.261           $5.708          $10.236
  Accumulation Unit Value at end of
   period                                    $10.174           $8.261           $5.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12                4

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.884          $10.310                -
  Accumulation Unit Value at end of
   period                                    $18.285          $14.884                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.216           $5.694          $10.230
  Accumulation Unit Value at end of
   period                                    $10.088           $8.216           $5.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               26               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.128           $6.875          $10.626
  Accumulation Unit Value at end of
   period                                    $12.225           $9.128           $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.095           $6.863          $10.622
  Accumulation Unit Value at end of
   period                                    $12.156           $9.095           $6.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.071          $10.645                -
  Accumulation Unit Value at end of
   period                                    $18.760          $14.071                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.045           $6.846          $10.617
  Accumulation Unit Value at end of
   period                                    $12.053           $9.045           $6.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                     $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.643           $6.227          $10.627
  Accumulation Unit Value at end of
   period                                     $9.731           $8.643           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.611           $6.216          $10.624
  Accumulation Unit Value at end of
   period                                     $9.675           $8.611           $6.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.276          $10.331                -
  Accumulation Unit Value at end of
   period                                    $16.000          $14.276                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.564           $6.201          $10.618
  Accumulation Unit Value at end of
   period                                     $9.593           $8.564           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -

96

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,167            2,750            1,387
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.125           $8.977           $9.936
  Accumulation Unit Value at end of
   period                                    $10.676          $10.125           $8.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              556              220
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.088           $8.962           $9.933
  Accumulation Unit Value at end of
   period                                    $10.616          $10.088           $8.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    278              292              204
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.516          $10.256                -
  Accumulation Unit Value at end of
   period                                    $12.088          $11.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               67                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.033           $8.940           $9.928
  Accumulation Unit Value at end of
   period                                    $10.526          $10.033           $8.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               49               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               17                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                     $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              266              122
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.701           $9.568           $9.793
  Accumulation Unit Value at end of
   period                                     $9.874           $9.701           $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               17                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.665           $9.552           $9.790
  Accumulation Unit Value at end of
   period                                     $9.819           $9.665           $9.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    220               61               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.120          $10.026                -
  Accumulation Unit Value at end of
   period                                    $10.254          $10.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               60                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.612           $9.529           $9.785
  Accumulation Unit Value at end of
   period                                     $9.735           $9.612           $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               15                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                     $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.607           $7.057          $10.632
  Accumulation Unit Value at end of
   period                                     $9.679           $8.607           $7.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.576           $7.045          $10.628
  Accumulation Unit Value at end of
   period                                     $9.625           $8.576           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                8                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.516          $10.308                -
  Accumulation Unit Value at end of
   period                                    $14.012          $12.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.529           $7.027          $10.623
  Accumulation Unit Value at end of
   period                                     $9.543           $8.529           $7.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.742           $6.520          $10.481
  Accumulation Unit Value at end of
   period                                     $8.773           $7.742           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.699           $6.503          $10.476
  Accumulation Unit Value at end of
   period                                     $8.698           $7.699           $6.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.671           $6.492          $10.472
  Accumulation Unit Value at end of
   period                                     $8.649           $7.671           $6.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.155          $10.313                -
  Accumulation Unit Value at end of
   period                                    $13.671          $12.155                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.629           $6.476          $10.467
  Accumulation Unit Value at end of
   period                                     $8.576           $7.629           $6.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.115          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.585          $12.115                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.229           $5.892          $10.367
  Accumulation Unit Value at end of
   period                                     $9.590           $8.229           $5.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               20                9

98

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.184           $5.877          $10.362
  Accumulation Unit Value at end of
   period                                     $9.508           $8.184           $5.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.154           $5.867          $10.359
  Accumulation Unit Value at end of
   period                                     $9.454           $8.154           $5.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               12                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.159          $10.214                -
  Accumulation Unit Value at end of
   period                                    $16.377          $14.159                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.109           $5.852          $10.353
  Accumulation Unit Value at end of
   period                                     $9.374           $8.109           $5.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.112          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.274          $14.112                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                     $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               16               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.080           $7.234          $10.380
  Accumulation Unit Value at end of
   period                                     $9.728           $9.080           $7.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.047           $7.222          $10.376
  Accumulation Unit Value at end of
   period                                     $9.673           $9.047           $7.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               34               35
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.716          $10.177                -
  Accumulation Unit Value at end of
   period                                    $13.562          $12.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.997           $7.204          $10.371
  Accumulation Unit Value at end of
   period                                     $9.591           $8.997           $7.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $10.580          $10.109
  Accumulation Unit Value at end of
   period                                    $14.279          $13.023          $10.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.978          $10.575          $10.109
  Accumulation Unit Value at end of
   period                                    $14.186          $12.978          $10.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               20                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.947          $10.572          $10.108
  Accumulation Unit Value at end of
   period                                    $14.125          $12.947          $10.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.104          $10.726                -
  Accumulation Unit Value at end of
   period                                    $14.260          $13.104                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.902          $10.567          $10.108
  Accumulation Unit Value at end of
   period                                    $14.033          $12.902          $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.060                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              311              187
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.435           $6.375          $10.298
  Accumulation Unit Value at end of
   period                                     $9.315           $8.435           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               58               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.404           $6.365          $10.295
  Accumulation Unit Value at end of
   period                                     $9.262           $8.404           $6.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               43               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.016          $10.641                -
  Accumulation Unit Value at end of
   period                                    $15.409          $14.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.358           $6.349          $10.290
  Accumulation Unit Value at end of
   period                                     $9.184           $8.358           $6.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               23               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.899           $7.506          $10.724
  Accumulation Unit Value at end of
   period                                    $11.189           $8.899           $7.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                8                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.866           $7.493          $10.721
  Accumulation Unit Value at end of
   period                                    $11.126           $8.866           $7.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.347          $10.461                -
  Accumulation Unit Value at end of
   period                                    $15.455          $12.347                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               11                -

100

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.818           $7.475          $10.716
  Accumulation Unit Value at end of
   period                                    $11.032           $8.818           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                     $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.831           $7.256          $10.471
  Accumulation Unit Value at end of
   period                                     $9.717           $8.831           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.799           $7.244          $10.468
  Accumulation Unit Value at end of
   period                                     $9.662           $8.799           $7.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.547          $10.355                -
  Accumulation Unit Value at end of
   period                                    $13.743          $12.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.751           $7.226          $10.463
  Accumulation Unit Value at end of
   period                                     $9.580           $8.751           $7.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               23               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.573           $6.282          $10.470
  Accumulation Unit Value at end of
   period                                    $10.273           $8.573           $6.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.542           $6.271          $10.467
  Accumulation Unit Value at end of
   period                                    $10.215           $8.542           $6.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.345          $10.558                -
  Accumulation Unit Value at end of
   period                                    $17.111          $14.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.495           $6.256          $10.462
  Accumulation Unit Value at end of
   period                                    $10.128           $8.495           $6.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    402              430              242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.929           $8.297          $10.280
  Accumulation Unit Value at end of
   period                                    $12.038          $10.929           $8.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               69               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.889           $8.283          $10.277
  Accumulation Unit Value at end of
   period                                    $11.970          $10.889           $8.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              108               85
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.774          $10.504                -
  Accumulation Unit Value at end of
   period                                    $15.103          $13.774                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.829           $8.263          $10.271
  Accumulation Unit Value at end of
   period                                    $11.869          $10.829           $8.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               64               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.482           $7.834          $10.361
  Accumulation Unit Value at end of
   period                                    $10.672           $9.482           $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.447           $7.821          $10.357
  Accumulation Unit Value at end of
   period                                    $10.612           $9.447           $7.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                6                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.546          $10.413                -
  Accumulation Unit Value at end of
   period                                    $14.058          $12.546                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.395           $7.802          $10.352
  Accumulation Unit Value at end of
   period                                    $10.522           $9.395           $7.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              161              115

102

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.018           $6.877          $10.522
  Accumulation Unit Value at end of
   period                                     $9.233           $8.018           $6.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.989           $6.865          $10.518
  Accumulation Unit Value at end of
   period                                     $9.181           $7.989           $6.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               30               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.005          $10.342                -
  Accumulation Unit Value at end of
   period                                    $13.761          $12.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.945           $6.848          $10.513
  Accumulation Unit Value at end of
   period                                     $9.103           $7.945           $6.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66                4                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.092           $6.751          $10.613
  Accumulation Unit Value at end of
   period                                    $10.256           $9.092           $6.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.059           $6.740          $10.610
  Accumulation Unit Value at end of
   period                                    $10.198           $9.059           $6.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.544          $10.102                -
  Accumulation Unit Value at end of
   period                                    $15.209          $13.544                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.009           $6.723          $10.605
  Accumulation Unit Value at end of
   period                                    $10.112           $9.009           $6.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                     $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.802           $7.092          $10.595
  Accumulation Unit Value at end of
   period                                     $9.571           $8.802           $7.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.770           $7.080          $10.591
  Accumulation Unit Value at end of
   period                                     $9.517           $8.770           $7.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.622          $10.216                -
  Accumulation Unit Value at end of
   period                                    $13.664          $12.622                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.722           $7.062          $10.586
  Accumulation Unit Value at end of
   period                                     $9.437           $8.722           $7.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188               56               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.814           $9.513          $10.035
  Accumulation Unit Value at end of
   period                                    $11.369          $10.814           $9.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               21                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.774           $9.497          $10.032
  Accumulation Unit Value at end of
   period                                    $11.305          $10.774           $9.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.632          $10.279                -
  Accumulation Unit Value at end of
   period                                    $12.174          $11.632                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.715           $9.474          $10.027
  Accumulation Unit Value at end of
   period                                    $11.209          $10.715           $9.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              233              129
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.229           $7.993          $10.250
  Accumulation Unit Value at end of
   period                                     $9.922           $9.229           $7.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               72               59
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.195           $7.980          $10.247
  Accumulation Unit Value at end of
   period                                     $9.866           $9.195           $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               38               29

104

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.832          $10.295                -
  Accumulation Unit Value at end of
   period                                    $12.664          $11.832                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.144           $7.960          $10.242
  Accumulation Unit Value at end of
   period                                     $9.783           $9.144           $7.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               50               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                     $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              552              308
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.688           $7.235          $10.521
  Accumulation Unit Value at end of
   period                                     $9.476           $8.688           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              112               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.656           $7.223          $10.517
  Accumulation Unit Value at end of
   period                                     $9.423           $8.656           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              108               83
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.415          $10.385                -
  Accumulation Unit Value at end of
   period                                    $13.480          $12.415                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               47                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.609           $7.205          $10.512
  Accumulation Unit Value at end of
   period                                     $9.343           $8.609           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              264              162
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.095           $7.528          $10.219
  Accumulation Unit Value at end of
   period                                     $9.978           $9.095           $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               39               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.061           $7.515          $10.216
  Accumulation Unit Value at end of
   period                                     $9.922           $9.061           $7.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               80               68
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.205          $10.148                -
  Accumulation Unit Value at end of
   period                                    $13.330          $12.205                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.011           $7.496          $10.211
  Accumulation Unit Value at end of
   period                                     $9.838           $9.011           $7.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               18               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    968              856              430
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.248           $6.678          $10.225
  Accumulation Unit Value at end of
   period                                     $8.984           $8.248           $6.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    287              271              161
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.218           $6.667          $10.222
  Accumulation Unit Value at end of
   period                                     $8.933           $8.218           $6.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               97               76
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.684          $10.316                -
  Accumulation Unit Value at end of
   period                                    $13.752          $12.684                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               21                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.173           $6.650          $10.217
  Accumulation Unit Value at end of
   period                                     $8.857           $8.173           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.498           $6.011          $10.869
  Accumulation Unit Value at end of
   period                                     $9.095           $8.498           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.466           $6.001          $10.865
  Accumulation Unit Value at end of
   period                                     $9.044           $8.466           $6.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                5                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.446          $10.265                -
  Accumulation Unit Value at end of
   period                                    $15.393          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.420           $5.986          $10.860
  Accumulation Unit Value at end of
   period                                     $8.968           $8.420           $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

106

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283              294              203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.894           $6.508          $10.582
  Accumulation Unit Value at end of
   period                                    $10.092           $8.894           $6.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.862           $6.497          $10.578
  Accumulation Unit Value at end of
   period                                    $10.035           $8.862           $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               75               65
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.487          $10.648                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.487                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.813           $6.481          $10.573
  Accumulation Unit Value at end of
   period                                     $9.950           $8.813           $6.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                     $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.431           $6.716          $10.546
  Accumulation Unit Value at end of
   period                                     $9.576           $8.431           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.400           $6.705          $10.543
  Accumulation Unit Value at end of
   period                                     $9.522           $8.400           $6.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               20               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.000          $10.404                -
  Accumulation Unit Value at end of
   period                                    $14.701          $13.000                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.354           $6.688          $10.537
  Accumulation Unit Value at end of
   period                                     $9.442           $8.354           $6.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              182              105

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.030           $6.727          $10.513
  Accumulation Unit Value at end of
   period                                    $10.898           $9.030           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               43               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.997           $6.716          $10.510
  Accumulation Unit Value at end of
   period                                    $10.836           $8.997           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               69               51
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.430          $10.797                -
  Accumulation Unit Value at end of
   period                                    $17.336          $14.430                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.948           $6.699          $10.505
  Accumulation Unit Value at end of
   period                                    $10.745           $8.948           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.287           $6.374          $10.768
  Accumulation Unit Value at end of
   period                                     $9.330           $8.287           $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.257           $6.363          $10.765
  Accumulation Unit Value at end of
   period                                     $9.278           $8.257           $6.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.184          $10.186                -
  Accumulation Unit Value at end of
   period                                    $14.777          $13.184                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.212           $6.347          $10.759
  Accumulation Unit Value at end of
   period                                     $9.199           $8.212           $6.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    478              484              267
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.779           $7.075          $10.234
  Accumulation Unit Value at end of
   period                                    $11.911          $10.779           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97              112               66

108

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.740           $7.063          $10.230
  Accumulation Unit Value at end of
   period                                    $11.843          $10.740           $7.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               86               57
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.830          $10.436                -
  Accumulation Unit Value at end of
   period                                    $17.413          $15.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.681           $7.045          $10.225
  Accumulation Unit Value at end of
   period                                    $11.743          $10.681           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.135           $6.889          $10.290
  Accumulation Unit Value at end of
   period                                    $10.274           $9.135           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.101           $6.878          $10.287
  Accumulation Unit Value at end of
   period                                    $10.216           $9.101           $6.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.790          $10.447                -
  Accumulation Unit Value at end of
   period                                    $15.440          $13.790                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.051           $6.860          $10.281
  Accumulation Unit Value at end of
   period                                    $10.130           $9.051           $6.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.391           $6.047          $10.495
  Accumulation Unit Value at end of
   period                                     $7.975           $7.391           $6.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               22                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.363           $6.037          $10.491
  Accumulation Unit Value at end of
   period                                     $7.930           $7.363           $6.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.003          $10.686                -
  Accumulation Unit Value at end of
   period                                    $13.967          $13.003                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.323           $6.021          $10.486
  Accumulation Unit Value at end of
   period                                     $7.862           $7.323           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.244           $5.854          $10.574
  Accumulation Unit Value at end of
   period                                     $7.611           $7.244           $5.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.218           $5.844          $10.571
  Accumulation Unit Value at end of
   period                                     $7.568           $7.218           $5.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.237          $10.745                -
  Accumulation Unit Value at end of
   period                                    $13.844          $13.237                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.178           $5.829          $10.565
  Accumulation Unit Value at end of
   period                                     $7.503           $7.178           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.462           $6.560          $10.309
  Accumulation Unit Value at end of
   period                                    $10.455           $8.462           $6.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.431           $6.549          $10.305
  Accumulation Unit Value at end of
   period                                    $10.396           $8.431           $6.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.746          $10.705                -
  Accumulation Unit Value at end of
   period                                    $16.908          $13.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.385           $6.533          $10.300
  Accumulation Unit Value at end of
   period                                    $10.308           $8.385           $6.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

110

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124              151               86
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.542           $5.051           $9.900
  Accumulation Unit Value at end of
   period                                     $9.835           $8.542           $5.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               22               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.510           $5.042           $9.897
  Accumulation Unit Value at end of
   period                                     $9.779           $8.510           $5.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               29               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.517          $10.404                -
  Accumulation Unit Value at end of
   period                                    $20.079          $17.517                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    259               57                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.463           $5.029           $9.892
  Accumulation Unit Value at end of
   period                                     $9.697           $8.463           $5.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               17               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               28               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.562           $6.380          $10.341
  Accumulation Unit Value at end of
   period                                     $9.100           $8.562           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               32               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.530           $6.369          $10.338
  Accumulation Unit Value at end of
   period                                     $9.049           $8.530           $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.299          $10.703                -
  Accumulation Unit Value at end of
   period                                    $15.130          $14.299                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.483           $6.353          $10.333
  Accumulation Unit Value at end of
   period                                     $8.972           $8.483           $6.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              420              182

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.471           $9.864           $9.901
  Accumulation Unit Value at end of
   period                                    $12.857          $11.471           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97               63               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.429           $9.848           $9.897
  Accumulation Unit Value at end of
   period                                    $12.784          $11.429           $9.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               78               58
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.332          $10.652                -
  Accumulation Unit Value at end of
   period                                    $13.759          $12.332                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               41                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367           $9.823           $9.892
  Accumulation Unit Value at end of
   period                                    $12.676          $11.367           $9.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               17                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    384              313              153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.114           $6.317          $10.335
  Accumulation Unit Value at end of
   period                                     $8.540           $8.114           $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227              229              189
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.085           $6.307          $10.332
  Accumulation Unit Value at end of
   period                                     $8.492           $8.085           $6.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.592          $10.629                -
  Accumulation Unit Value at end of
   period                                    $14.241          $13.592                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.040           $6.291          $10.326
  Accumulation Unit Value at end of
   period                                     $8.420           $8.040           $6.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               57               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               21                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               98               68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.973           $5.814          $10.709
  Accumulation Unit Value at end of
   period                                    $11.640           $8.973           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.941           $5.805          $10.706
  Accumulation Unit Value at end of
   period                                    $11.574           $8.941           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                5                4

112

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.795          $10.281                -
  Accumulation Unit Value at end of
   period                                    $20.397          $15.795                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.892           $5.790          $10.700
  Accumulation Unit Value at end of
   period                                    $11.477           $8.892           $5.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
WELLS FARGO ADVANTAGE VT CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.271           $0.950           $1.381
  Accumulation Unit Value at end of
   period                                     $1.457           $1.271           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,730            2,586            1,533
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.839           $7.374          $10.739
  Accumulation Unit Value at end of
   period                                    $11.238           $9.839           $7.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               60               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.233           $0.926           $1.351
  Accumulation Unit Value at end of
   period                                     $1.406           $1.233           $0.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    241              253              271
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.698          $10.312                -
  Accumulation Unit Value at end of
   period                                    $15.574          $13.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.750           $7.343          $10.731
  Accumulation Unit Value at end of
   period                                    $11.080           $9.750           $7.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.653          $10.309                -
  Accumulation Unit Value at end of
   period                                    $15.477          $13.653                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2                -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.861                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $1.041                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.794                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $8.204                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.824                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $0.994                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.551                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $13.920                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.713                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $8.088                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.494                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $13.833                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.728           $0.514           $0.700
  Accumulation Unit Value at end of
   period                                     $0.858           $0.728           $0.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              266               59
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.338           $8.031          $10.960
  Accumulation Unit Value at end of
   period                                    $13.321          $11.338           $8.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.699           $0.496           $0.678
  Accumulation Unit Value at end of
   period                                     $0.819           $0.699           $0.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               25               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.947          $10.634                -
  Accumulation Unit Value at end of
   period                                    $17.480          $14.947                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.235           $7.997          $10.951
  Accumulation Unit Value at end of
   period                                    $13.133          $11.235           $7.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.898          $10.631                -
  Accumulation Unit Value at end of
   period                                    $17.371          $14.898                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.770                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.753                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.741                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.727                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.724                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.709                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

114

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.190                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.174                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.163                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.149                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.146                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.000                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $12.132                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -

(a)  Inception date July 16, 2010.

HARTFORD LEADERS OUTLOOK SERIES IV:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.982           $7.337          $10.397
  Accumulation Unit Value at end of
   period                                     $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    222              222               97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.932           $7.319          $10.391
  Accumulation Unit Value at end of
   period                                     $9.662           $8.932           $7.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.900           $7.307          $10.388
  Accumulation Unit Value at end of
   period                                     $9.607           $8.900           $7.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                7                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.763          $10.504                -
  Accumulation Unit Value at end of
   period                                    $13.743          $12.763                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.851           $7.288          $10.383
  Accumulation Unit Value at end of
   period                                     $9.526           $8.851           $7.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.405           $5.423          $10.452
  Accumulation Unit Value at end of
   period                                     $8.177           $7.405           $5.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.378           $5.414          $10.449
  Accumulation Unit Value at end of
   period                                     $8.131           $7.378           $5.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               39               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.586          $10.730                -
  Accumulation Unit Value at end of
   period                                    $16.036          $14.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.337           $5.400          $10.443
  Accumulation Unit Value at end of
   period                                     $8.062           $7.337           $5.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              352              228
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.736           $5.112          $10.776
  Accumulation Unit Value at end of
   period                                     $6.890           $6.736           $5.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               65               28
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.712           $5.104          $10.772
  Accumulation Unit Value at end of
   period                                     $6.851           $6.712           $5.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               84               70
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.916          $10.609                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.916                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.675           $5.091          $10.767
  Accumulation Unit Value at end of
   period                                     $6.793           $6.675           $5.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               27               22

116

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.315           $6.658          $10.785
  Accumulation Unit Value at end of
   period                                    $11.565           $9.315           $6.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.281           $6.647          $10.781
  Accumulation Unit Value at end of
   period                                    $11.499           $9.281           $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.207          $10.918                -
  Accumulation Unit Value at end of
   period                                    $18.794          $15.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.231           $6.631          $10.776
  Accumulation Unit Value at end of
   period                                    $11.402           $9.231           $6.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.570           $6.377          $10.555
  Accumulation Unit Value at end of
   period                                     $8.271           $7.570           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.542           $6.367          $10.552
  Accumulation Unit Value at end of
   period                                     $8.225           $7.542           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.310          $10.417                -
  Accumulation Unit Value at end of
   period                                    $13.390          $12.310                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.501           $6.351          $10.547
  Accumulation Unit Value at end of
   period                                     $8.155           $7.501           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                     $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    309              332              261
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.747           $7.217          $10.072
  Accumulation Unit Value at end of
   period                                     $9.620           $8.747           $7.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               59               37

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.718           $7.207          $10.072
  Accumulation Unit Value at end of
   period                                     $9.568           $8.718           $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              104               69
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.406          $10.282                -
  Accumulation Unit Value at end of
   period                                    $13.582          $12.406                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.675           $7.193          $10.072
  Accumulation Unit Value at end of
   period                                     $9.492           $8.675           $7.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               22                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    158              150              110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.310           $6.648          $10.220
  Accumulation Unit Value at end of
   period                                     $9.126           $8.310           $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               50               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.283           $6.639          $10.220
  Accumulation Unit Value at end of
   period                                     $9.078           $8.283           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              109               87
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.894          $10.362                -
  Accumulation Unit Value at end of
   period                                    $14.096          $12.894                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.241           $6.626          $10.220
  Accumulation Unit Value at end of
   period                                     $9.005           $8.241           $6.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              891              411
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.755           $8.862          $10.017
  Accumulation Unit Value at end of
   period                                    $10.155           $9.755           $8.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188              159               77
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.722           $8.851          $10.017
  Accumulation Unit Value at end of
   period                                    $10.101           $9.722           $8.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96              122               93
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.339          $10.348                -
  Accumulation Unit Value at end of
   period                                    $11.751          $11.339                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               19                -

118

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.674           $8.833          $10.017
  Accumulation Unit Value at end of
   period                                    $10.020           $9.674           $8.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               29                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              143               92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.433           $9.722           $9.982
  Accumulation Unit Value at end of
   period                                    $10.727          $10.433           $9.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               34               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.398           $9.709           $9.982
  Accumulation Unit Value at end of
   period                                    $10.670          $10.398           $9.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               22               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.405          $10.675                -
  Accumulation Unit Value at end of
   period                                    $11.674          $11.405                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.346           $9.689           $9.982
  Accumulation Unit Value at end of
   period                                    $10.585          $10.346           $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               12                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    400              442              310
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.171           $5.978          $10.078
  Accumulation Unit Value at end of
   period                                     $8.928           $8.171           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90              104               69
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.144           $5.970          $10.078
  Accumulation Unit Value at end of
   period                                     $8.880           $8.144           $5.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    226              228              185
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.350          $10.547                -
  Accumulation Unit Value at end of
   period                                    $15.609          $14.350                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.103           $5.958          $10.078
  Accumulation Unit Value at end of
   period                                     $8.809           $8.103           $5.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                     $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97              105               82
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.789           $6.321          $10.057
  Accumulation Unit Value at end of
   period                                     $9.603           $8.789           $6.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               38               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.760           $6.313          $10.057
  Accumulation Unit Value at end of
   period                                     $9.552           $8.760           $6.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               18                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.702          $10.621                -
  Accumulation Unit Value at end of
   period                                    $15.991          $14.702                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.716           $6.300          $10.057
  Accumulation Unit Value at end of
   period                                     $9.475           $8.716           $6.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    277              273              174
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.931           $5.030          $10.088
  Accumulation Unit Value at end of
   period                                     $9.494           $7.931           $5.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               47               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.904           $5.023          $10.088
  Accumulation Unit Value at end of
   period                                     $9.443           $7.904           $5.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              113               81
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.629          $10.595                -
  Accumulation Unit Value at end of
   period                                    $19.817          $16.629                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.865           $5.013          $10.088
  Accumulation Unit Value at end of
   period                                     $9.368           $7.865           $5.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                     $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,663            1,552              942

120

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.914           $5.805          $10.074
  Accumulation Unit Value at end of
   period                                     $9.186           $7.914           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    329              301              173
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.888           $5.797          $10.074
  Accumulation Unit Value at end of
   period                                     $9.137           $7.888           $5.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              424              334
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.018          $10.328                -
  Accumulation Unit Value at end of
   period                                    $16.199          $14.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               88                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.848           $5.785          $10.074
  Accumulation Unit Value at end of
   period                                     $9.065           $7.848           $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               64               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               23                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                     $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    819              752              478
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.235           $6.417          $10.187
  Accumulation Unit Value at end of
   period                                     $8.973           $8.235           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              116              109
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.207           $6.408          $10.187
  Accumulation Unit Value at end of
   period                                     $8.926           $8.207           $6.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              259              220
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.125          $10.274                -
  Accumulation Unit Value at end of
   period                                    $14.238          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.166           $6.396          $10.186
  Accumulation Unit Value at end of
   period                                     $8.854           $8.166           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               62               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               13                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,101              983              579
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.415           $6.011          $10.059
  Accumulation Unit Value at end of
   period                                     $8.824           $8.415           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    206              164              110
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.387           $6.003          $10.059
  Accumulation Unit Value at end of
   period                                     $8.777           $8.387           $6.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              156              133

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.988          $10.754                -
  Accumulation Unit Value at end of
   period                                    $15.646          $14.988                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               33                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.345           $5.991          $10.059
  Accumulation Unit Value at end of
   period                                     $8.707           $8.345           $5.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                    $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              292              207
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.667           $5.925          $10.052
  Accumulation Unit Value at end of
   period                                     $9.990           $8.667           $5.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               36               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.638           $5.917          $10.052
  Accumulation Unit Value at end of
   period                                     $9.937           $8.638           $5.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129              122              104
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.269          $10.486                -
  Accumulation Unit Value at end of
   period                                    $17.522          $15.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.595           $5.905          $10.052
  Accumulation Unit Value at end of
   period                                     $9.858           $8.595           $5.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                     $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    530              512              384
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.397           $6.320          $10.603
  Accumulation Unit Value at end of
   period                                     $9.628           $8.397           $6.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               90               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.366           $6.310          $10.599
  Accumulation Unit Value at end of
   period                                     $9.574           $8.366           $6.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              169              134
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.509          $10.214                -
  Accumulation Unit Value at end of
   period                                    $15.421          $13.509                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193               45                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.320           $6.294          $10.594
  Accumulation Unit Value at end of
   period                                     $9.493           $8.320           $6.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               10

122

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                4                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                     $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.478           $6.367          $10.287
  Accumulation Unit Value at end of
   period                                     $9.810           $8.478           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.447           $6.356          $10.284
  Accumulation Unit Value at end of
   period                                     $9.755           $8.447           $6.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.990          $10.553                -
  Accumulation Unit Value at end of
   period                                    $16.115          $13.990                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.401           $6.340          $10.279
  Accumulation Unit Value at end of
   period                                     $9.672           $8.401           $6.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               27                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.313           $5.827          $10.323
  Accumulation Unit Value at end of
   period                                     $8.883           $7.313           $5.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.286           $5.817          $10.320
  Accumulation Unit Value at end of
   period                                     $8.833           $7.286           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.586          $10.074                -
  Accumulation Unit Value at end of
   period                                    $15.220          $12.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.246           $5.803          $10.315
  Accumulation Unit Value at end of
   period                                     $8.758           $7.246           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              436              302
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.774           $6.402          $10.246
  Accumulation Unit Value at end of
   period                                    $11.063           $8.774           $6.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               82               30
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.742           $6.391          $10.242
  Accumulation Unit Value at end of
   period                                    $11.000           $8.742           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              150              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.322          $10.497                -
  Accumulation Unit Value at end of
   period                                    $17.977          $14.322                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.693           $6.375          $10.237
  Accumulation Unit Value at end of
   period                                    $10.907           $8.693           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                6                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               17               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.197           $5.319          $10.451
  Accumulation Unit Value at end of
   period                                    $10.156           $8.197           $5.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               13               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.167           $5.310          $10.448
  Accumulation Unit Value at end of
   period                                    $10.099           $8.167           $5.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.480          $10.742                -
  Accumulation Unit Value at end of
   period                                    $20.328          $16.480                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.122           $5.296          $10.443
  Accumulation Unit Value at end of
   period                                    $10.013           $8.122           $5.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               20               12

124

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.387           $7.213          $10.882
  Accumulation Unit Value at end of
   period                                    $10.686           $9.387           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.352           $7.201          $10.878
  Accumulation Unit Value at end of
   period                                    $10.626           $9.352           $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.004          $10.038                -
  Accumulation Unit Value at end of
   period                                    $14.738          $13.004                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.301           $7.183          $10.873
  Accumulation Unit Value at end of
   period                                    $10.536           $9.301           $7.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,520              870
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.586           $7.220          $10.498
  Accumulation Unit Value at end of
   period                                    $10.580           $9.586           $7.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366              346              225
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.550           $7.208          $10.494
  Accumulation Unit Value at end of
   period                                    $10.520           $9.550           $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236              256              216
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.129          $10.690                -
  Accumulation Unit Value at end of
   period                                    $15.524          $14.129                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.498           $7.190          $10.489
  Accumulation Unit Value at end of
   period                                    $10.431           $9.498           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               45               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               61               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.822           $6.971          $10.768
  Accumulation Unit Value at end of
   period                                    $11.086           $8.822           $6.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               20               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.789           $6.959          $10.765
  Accumulation Unit Value at end of
   period                                    $11.024           $8.789           $6.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               30               29

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.382          $10.622                -
  Accumulation Unit Value at end of
   period                                    $16.742          $13.382                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               12                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.741           $6.942          $10.759
  Accumulation Unit Value at end of
   period                                    $10.930           $8.741           $6.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               15               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               42               27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.030           $6.420          $10.698
  Accumulation Unit Value at end of
   period                                    $11.291           $9.030           $6.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.997           $6.409          $10.694
  Accumulation Unit Value at end of
   period                                    $11.227           $8.997           $6.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               47               49
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.076          $10.052                -
  Accumulation Unit Value at end of
   period                                    $17.521          $14.076                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.948           $6.393          $10.689
  Accumulation Unit Value at end of
   period                                    $11.132           $8.948           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    711              719              382
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.695           $8.688          $10.177
  Accumulation Unit Value at end of
   period                                    $11.630          $10.695           $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              139               74
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.656           $8.674          $10.173
  Accumulation Unit Value at end of
   period                                    $11.564          $10.656           $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               92               71
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.861          $10.494                -
  Accumulation Unit Value at end of
   period                                    $13.921          $12.861                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               44                -

126

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.598           $8.652          $10.168
  Accumulation Unit Value at end of
   period                                    $11.466          $10.598           $8.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               24               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               89               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.175           $7.180          $10.408
  Accumulation Unit Value at end of
   period                                    $10.089           $9.175           $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               28               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.141           $7.168          $10.404
  Accumulation Unit Value at end of
   period                                    $10.032           $9.141           $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                5                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.175          $10.358                -
  Accumulation Unit Value at end of
   period                                    $14.424          $13.175                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.091           $7.150          $10.399
  Accumulation Unit Value at end of
   period                                     $9.947           $9.091           $7.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,856            3,572            2,144
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.297           $5.808          $10.575
  Accumulation Unit Value at end of
   period                                     $9.480           $8.297           $5.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    847              753              370
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.267           $5.798          $10.571
  Accumulation Unit Value at end of
   period                                     $9.426           $8.267           $5.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    493              551              409
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.849          $10.441                -
  Accumulation Unit Value at end of
   period                                    $16.889          $14.849                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137               78                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.221           $5.784          $10.566
  Accumulation Unit Value at end of
   period                                     $9.346           $8.221           $5.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              112              102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               28                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                     $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              180               88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.376           $6.798          $10.244
  Accumulation Unit Value at end of
   period                                     $9.368           $8.376           $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               57               27
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.346           $6.786          $10.240
  Accumulation Unit Value at end of
   period                                     $9.315           $8.346           $6.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.788          $10.425                -
  Accumulation Unit Value at end of
   period                                    $14.238          $12.788                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.300           $6.769          $10.235
  Accumulation Unit Value at end of
   period                                     $9.236           $8.300           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                     $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,498            2,174            1,168
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.703           $7.118          $10.478
  Accumulation Unit Value at end of
   period                                     $9.663           $8.703           $7.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    576              497              223
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.672           $7.106          $10.474
  Accumulation Unit Value at end of
   period                                     $9.608           $8.672           $7.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              209              159
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.587          $10.341                -
  Accumulation Unit Value at end of
   period                                    $13.911          $12.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               33                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.624           $7.089          $10.469
  Accumulation Unit Value at end of
   period                                     $9.527           $8.624           $7.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               40               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               22               11

128

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.127           $5.358          $10.503
  Accumulation Unit Value at end of
   period                                     $7.986           $7.127           $5.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.101           $5.349          $10.499
  Accumulation Unit Value at end of
   period                                     $7.940           $7.101           $5.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.953          $10.537                -
  Accumulation Unit Value at end of
   period                                    $15.564          $13.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.062           $5.335          $10.494
  Accumulation Unit Value at end of
   period                                     $7.873           $7.062           $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                     $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.547           $6.132          $10.472
  Accumulation Unit Value at end of
   period                                     $9.724           $8.547           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.516           $6.122          $10.468
  Accumulation Unit Value at end of
   period                                     $9.669           $8.516           $6.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $10.478                -
  Accumulation Unit Value at end of
   period                                    $16.467          $14.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.469           $6.107          $10.463
  Accumulation Unit Value at end of
   period                                     $9.587           $8.469           $6.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.619           $6.547          $10.637
  Accumulation Unit Value at end of
   period                                    $10.090           $8.619           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.588           $6.536          $10.634
  Accumulation Unit Value at end of
   period                                    $10.033           $8.588           $6.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                1

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.633          $10.402                -
  Accumulation Unit Value at end of
   period                                    $15.888          $13.633                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.541           $6.520          $10.628
  Accumulation Unit Value at end of
   period                                     $9.948           $8.541           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,007              883              435
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.651           $6.019          $10.173
  Accumulation Unit Value at end of
   period                                     $8.821           $7.651           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    176              143               60
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.623           $6.009          $10.170
  Accumulation Unit Value at end of
   period                                     $8.771           $7.623           $6.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              136              102
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.341          $10.543                -
  Accumulation Unit Value at end of
   period                                    $15.312          $13.341                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.581           $5.994          $10.165
  Accumulation Unit Value at end of
   period                                     $8.697           $7.581           $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                3                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               52               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.225           $7.607          $10.347
  Accumulation Unit Value at end of
   period                                    $12.786          $11.225           $7.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.184           $7.594          $10.343
  Accumulation Unit Value at end of
   period                                    $12.714          $11.184           $7.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               11                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.256          $10.385                -
  Accumulation Unit Value at end of
   period                                    $17.299          $15.256                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.122           $7.575          $10.338
  Accumulation Unit Value at end of
   period                                    $12.606          $11.122           $7.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                9                -

130

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177              119               98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.133           $6.214          $10.403
  Accumulation Unit Value at end of
   period                                     $9.132           $8.133           $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.104           $6.204          $10.399
  Accumulation Unit Value at end of
   period                                     $9.080           $8.104           $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               12                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.937          $10.696                -
  Accumulation Unit Value at end of
   period                                    $15.578          $13.937                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.059           $6.188          $10.394
  Accumulation Unit Value at end of
   period                                     $9.003           $8.059           $6.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    859              631              526
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.801           $9.987          $10.008
  Accumulation Unit Value at end of
   period                                     $9.611           $9.801           $9.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              291              120
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.765           $9.970          $10.004
  Accumulation Unit Value at end of
   period                                     $9.557           $9.765           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24              165              102
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.752           $9.982                -
  Accumulation Unit Value at end of
   period                                     $9.520           $9.752                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.711           $9.945          $10.000
  Accumulation Unit Value at end of
   period                                     $9.476           $9.711           $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               24               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.400           $6.625          $10.456
  Accumulation Unit Value at end of
   period                                    $10.226           $8.400           $6.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.369           $6.614          $10.452
  Accumulation Unit Value at end of
   period                                    $10.168           $8.369           $6.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               56               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.197          $10.456                -
  Accumulation Unit Value at end of
   period                                    $15.994          $13.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.323           $6.597          $10.447
  Accumulation Unit Value at end of
   period                                    $10.082           $8.323           $6.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               11               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               62               40
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.292           $5.718          $10.239
  Accumulation Unit Value at end of
   period                                    $10.232           $8.292           $5.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               30               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.261           $5.708          $10.236
  Accumulation Unit Value at end of
   period                                    $10.174           $8.261           $5.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.884          $10.310                -
  Accumulation Unit Value at end of
   period                                    $18.285          $14.884                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.216           $5.694          $10.230
  Accumulation Unit Value at end of
   period                                    $10.088           $8.216           $5.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               26               13

132

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.128           $6.875          $10.626
  Accumulation Unit Value at end of
   period                                    $12.225           $9.128           $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.095           $6.863          $10.622
  Accumulation Unit Value at end of
   period                                    $12.156           $9.095           $6.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.071          $10.645                -
  Accumulation Unit Value at end of
   period                                    $18.760          $14.071                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.045           $6.846          $10.617
  Accumulation Unit Value at end of
   period                                    $12.053           $9.045           $6.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                     $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.643           $6.227          $10.627
  Accumulation Unit Value at end of
   period                                     $9.731           $8.643           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.611           $6.216          $10.624
  Accumulation Unit Value at end of
   period                                     $9.675           $8.611           $6.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.276          $10.331                -
  Accumulation Unit Value at end of
   period                                    $16.000          $14.276                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.564           $6.201          $10.618
  Accumulation Unit Value at end of
   period                                     $9.593           $8.564           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,167            2,750            1,387
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.125           $8.977           $9.936
  Accumulation Unit Value at end of
   period                                    $10.676          $10.125           $8.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              556              220
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.088           $8.962           $9.933
  Accumulation Unit Value at end of
   period                                    $10.616          $10.088           $8.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    278              292              204

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.516          $10.256                -
  Accumulation Unit Value at end of
   period                                    $12.088          $11.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               67                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.033           $8.940           $9.928
  Accumulation Unit Value at end of
   period                                    $10.526          $10.033           $8.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               49               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               17                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                     $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              266              122
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.701           $9.568           $9.793
  Accumulation Unit Value at end of
   period                                     $9.874           $9.701           $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               17                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.665           $9.552           $9.790
  Accumulation Unit Value at end of
   period                                     $9.819           $9.665           $9.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    220               61               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.120          $10.026                -
  Accumulation Unit Value at end of
   period                                    $10.254          $10.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               60                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.612           $9.529           $9.785
  Accumulation Unit Value at end of
   period                                     $9.735           $9.612           $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               15                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                     $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.607           $7.057          $10.632
  Accumulation Unit Value at end of
   period                                     $9.679           $8.607           $7.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.576           $7.045          $10.628
  Accumulation Unit Value at end of
   period                                     $9.625           $8.576           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                8                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.516          $10.308                -
  Accumulation Unit Value at end of
   period                                    $14.012          $12.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

134

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.529           $7.027          $10.623
  Accumulation Unit Value at end of
   period                                     $9.543           $8.529           $7.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.742           $6.520          $10.481
  Accumulation Unit Value at end of
   period                                     $8.773           $7.742           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.699           $6.503          $10.476
  Accumulation Unit Value at end of
   period                                     $8.698           $7.699           $6.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.671           $6.492          $10.472
  Accumulation Unit Value at end of
   period                                     $8.649           $7.671           $6.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.155          $10.313                -
  Accumulation Unit Value at end of
   period                                    $13.671          $12.155                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.629           $6.476          $10.467
  Accumulation Unit Value at end of
   period                                     $8.576           $7.629           $6.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.115          $10.310                -
  Accumulation Unit Value at end of
   period                                    $13.585          $12.115                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.229           $5.892          $10.367
  Accumulation Unit Value at end of
   period                                     $9.590           $8.229           $5.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               20                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.184           $5.877          $10.362
  Accumulation Unit Value at end of
   period                                     $9.508           $8.184           $5.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.154           $5.867          $10.359
  Accumulation Unit Value at end of
   period                                     $9.454           $8.154           $5.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               12                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.159          $10.214                -
  Accumulation Unit Value at end of
   period                                    $16.377          $14.159                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.109           $5.852          $10.353
  Accumulation Unit Value at end of
   period                                     $9.374           $8.109           $5.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.112          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.274          $14.112                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                     $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               16               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.080           $7.234          $10.380
  Accumulation Unit Value at end of
   period                                     $9.728           $9.080           $7.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.047           $7.222          $10.376
  Accumulation Unit Value at end of
   period                                     $9.673           $9.047           $7.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               34               35
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.716          $10.177                -
  Accumulation Unit Value at end of
   period                                    $13.562          $12.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.997           $7.204          $10.371
  Accumulation Unit Value at end of
   period                                     $9.591           $8.997           $7.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. GLOBAL MULTI-ASSET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $10.580          $10.109
  Accumulation Unit Value at end of
   period                                    $14.279          $13.023          $10.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.978          $10.575          $10.109
  Accumulation Unit Value at end of
   period                                    $14.186          $12.978          $10.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               20                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.947          $10.572          $10.108
  Accumulation Unit Value at end of
   period                                    $14.125          $12.947          $10.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.104          $10.726                -
  Accumulation Unit Value at end of
   period                                    $14.260          $13.104                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.902          $10.567          $10.108
  Accumulation Unit Value at end of
   period                                    $14.033          $12.902          $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $10.723                -
  Accumulation Unit Value at end of
   period                                    $14.170          $13.060                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              311              187

136

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.435           $6.375          $10.298
  Accumulation Unit Value at end of
   period                                     $9.315           $8.435           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               58               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.404           $6.365          $10.295
  Accumulation Unit Value at end of
   period                                     $9.262           $8.404           $6.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               43               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.016          $10.641                -
  Accumulation Unit Value at end of
   period                                    $15.409          $14.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.358           $6.349          $10.290
  Accumulation Unit Value at end of
   period                                     $9.184           $8.358           $6.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               23               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.899           $7.506          $10.724
  Accumulation Unit Value at end of
   period                                    $11.189           $8.899           $7.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                8                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.866           $7.493          $10.721
  Accumulation Unit Value at end of
   period                                    $11.126           $8.866           $7.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.347          $10.461                -
  Accumulation Unit Value at end of
   period                                    $15.455          $12.347                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.818           $7.475          $10.716
  Accumulation Unit Value at end of
   period                                    $11.032           $8.818           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                     $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.831           $7.256          $10.471
  Accumulation Unit Value at end of
   period                                     $9.717           $8.831           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.799           $7.244          $10.468
  Accumulation Unit Value at end of
   period                                     $9.662           $8.799           $7.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.547          $10.355                -
  Accumulation Unit Value at end of
   period                                    $13.743          $12.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.751           $7.226          $10.463
  Accumulation Unit Value at end of
   period                                     $9.580           $8.751           $7.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               23               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.573           $6.282          $10.470
  Accumulation Unit Value at end of
   period                                    $10.273           $8.573           $6.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.542           $6.271          $10.467
  Accumulation Unit Value at end of
   period                                    $10.215           $8.542           $6.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.345          $10.558                -
  Accumulation Unit Value at end of
   period                                    $17.111          $14.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.495           $6.256          $10.462
  Accumulation Unit Value at end of
   period                                    $10.128           $8.495           $6.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    402              430              242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.929           $8.297          $10.280
  Accumulation Unit Value at end of
   period                                    $12.038          $10.929           $8.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               69               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.889           $8.283          $10.277
  Accumulation Unit Value at end of
   period                                    $11.970          $10.889           $8.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              108               85
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.774          $10.504                -
  Accumulation Unit Value at end of
   period                                    $15.103          $13.774                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                8                -

138

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.829           $8.263          $10.271
  Accumulation Unit Value at end of
   period                                    $11.869          $10.829           $8.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
LORD ABBETT CAPITAL STRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               64               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.482           $7.834          $10.361
  Accumulation Unit Value at end of
   period                                    $10.672           $9.482           $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.447           $7.821          $10.357
  Accumulation Unit Value at end of
   period                                    $10.612           $9.447           $7.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                6                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.546          $10.413                -
  Accumulation Unit Value at end of
   period                                    $14.058          $12.546                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.395           $7.802          $10.352
  Accumulation Unit Value at end of
   period                                    $10.522           $9.395           $7.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              161              115
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.018           $6.877          $10.522
  Accumulation Unit Value at end of
   period                                     $9.233           $8.018           $6.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.989           $6.865          $10.518
  Accumulation Unit Value at end of
   period                                     $9.181           $7.989           $6.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               30               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.005          $10.342                -
  Accumulation Unit Value at end of
   period                                    $13.761          $12.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.945           $6.848          $10.513
  Accumulation Unit Value at end of
   period                                     $9.103           $7.945           $6.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66                4                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.092           $6.751          $10.613
  Accumulation Unit Value at end of
   period                                    $10.256           $9.092           $6.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.059           $6.740          $10.610
  Accumulation Unit Value at end of
   period                                    $10.198           $9.059           $6.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.544          $10.102                -
  Accumulation Unit Value at end of
   period                                    $15.209          $13.544                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.009           $6.723          $10.605
  Accumulation Unit Value at end of
   period                                    $10.112           $9.009           $6.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                     $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.802           $7.092          $10.595
  Accumulation Unit Value at end of
   period                                     $9.571           $8.802           $7.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.770           $7.080          $10.591
  Accumulation Unit Value at end of
   period                                     $9.517           $8.770           $7.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.622          $10.216                -
  Accumulation Unit Value at end of
   period                                    $13.664          $12.622                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.722           $7.062          $10.586
  Accumulation Unit Value at end of
   period                                     $9.437           $8.722           $7.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188               56               15

140

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.814           $9.513          $10.035
  Accumulation Unit Value at end of
   period                                    $11.369          $10.814           $9.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               21                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.774           $9.497          $10.032
  Accumulation Unit Value at end of
   period                                    $11.305          $10.774           $9.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.632          $10.279                -
  Accumulation Unit Value at end of
   period                                    $12.174          $11.632                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.715           $9.474          $10.027
  Accumulation Unit Value at end of
   period                                    $11.209          $10.715           $9.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              233              129
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.229           $7.993          $10.250
  Accumulation Unit Value at end of
   period                                     $9.922           $9.229           $7.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               72               59
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.195           $7.980          $10.247
  Accumulation Unit Value at end of
   period                                     $9.866           $9.195           $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               38               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.832          $10.295                -
  Accumulation Unit Value at end of
   period                                    $12.664          $11.832                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.144           $7.960          $10.242
  Accumulation Unit Value at end of
   period                                     $9.783           $9.144           $7.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               50               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                     $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              552              308
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.688           $7.235          $10.521
  Accumulation Unit Value at end of
   period                                     $9.476           $8.688           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              112               47

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.656           $7.223          $10.517
  Accumulation Unit Value at end of
   period                                     $9.423           $8.656           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              108               83
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.415          $10.385                -
  Accumulation Unit Value at end of
   period                                    $13.480          $12.415                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               47                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.609           $7.205          $10.512
  Accumulation Unit Value at end of
   period                                     $9.343           $8.609           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              264              162
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.095           $7.528          $10.219
  Accumulation Unit Value at end of
   period                                     $9.978           $9.095           $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               39               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.061           $7.515          $10.216
  Accumulation Unit Value at end of
   period                                     $9.922           $9.061           $7.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               80               68
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.205          $10.148                -
  Accumulation Unit Value at end of
   period                                    $13.330          $12.205                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.011           $7.496          $10.211
  Accumulation Unit Value at end of
   period                                     $9.838           $9.011           $7.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               18               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    968              856              430
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.248           $6.678          $10.225
  Accumulation Unit Value at end of
   period                                     $8.984           $8.248           $6.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    287              271              161
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.218           $6.667          $10.222
  Accumulation Unit Value at end of
   period                                     $8.933           $8.218           $6.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               97               76
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.684          $10.316                -
  Accumulation Unit Value at end of
   period                                    $13.752          $12.684                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               21                -

142

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.173           $6.650          $10.217
  Accumulation Unit Value at end of
   period                                     $8.857           $8.173           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.498           $6.011          $10.869
  Accumulation Unit Value at end of
   period                                     $9.095           $8.498           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.466           $6.001          $10.865
  Accumulation Unit Value at end of
   period                                     $9.044           $8.466           $6.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                5                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.446          $10.265                -
  Accumulation Unit Value at end of
   period                                    $15.393          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.420           $5.986          $10.860
  Accumulation Unit Value at end of
   period                                     $8.968           $8.420           $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283              294              203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.894           $6.508          $10.582
  Accumulation Unit Value at end of
   period                                    $10.092           $8.894           $6.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.862           $6.497          $10.578
  Accumulation Unit Value at end of
   period                                    $10.035           $8.862           $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               75               65
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.487          $10.648                -
  Accumulation Unit Value at end of
   period                                    $16.364          $14.487                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.813           $6.481          $10.573
  Accumulation Unit Value at end of
   period                                     $9.950           $8.813           $6.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                     $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.431           $6.716          $10.546
  Accumulation Unit Value at end of
   period                                     $9.576           $8.431           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.400           $6.705          $10.543
  Accumulation Unit Value at end of
   period                                     $9.522           $8.400           $6.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               20               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.000          $10.404                -
  Accumulation Unit Value at end of
   period                                    $14.701          $13.000                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.354           $6.688          $10.537
  Accumulation Unit Value at end of
   period                                     $9.442           $8.354           $6.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              182              105
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.030           $6.727          $10.513
  Accumulation Unit Value at end of
   period                                    $10.898           $9.030           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               43               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.997           $6.716          $10.510
  Accumulation Unit Value at end of
   period                                    $10.836           $8.997           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               69               51
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.430          $10.797                -
  Accumulation Unit Value at end of
   period                                    $17.336          $14.430                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.948           $6.699          $10.505
  Accumulation Unit Value at end of
   period                                    $10.745           $8.948           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2

144

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.287           $6.374          $10.768
  Accumulation Unit Value at end of
   period                                     $9.330           $8.287           $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.257           $6.363          $10.765
  Accumulation Unit Value at end of
   period                                     $9.278           $8.257           $6.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.184          $10.186                -
  Accumulation Unit Value at end of
   period                                    $14.777          $13.184                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.212           $6.347          $10.759
  Accumulation Unit Value at end of
   period                                     $9.199           $8.212           $6.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    478              484              267
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.779           $7.075          $10.234
  Accumulation Unit Value at end of
   period                                    $11.911          $10.779           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97              112               66
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.740           $7.063          $10.230
  Accumulation Unit Value at end of
   period                                    $11.843          $10.740           $7.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               86               57
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.830          $10.436                -
  Accumulation Unit Value at end of
   period                                    $17.413          $15.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.681           $7.045          $10.225
  Accumulation Unit Value at end of
   period                                    $11.743          $10.681           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.135           $6.889          $10.290
  Accumulation Unit Value at end of
   period                                    $10.274           $9.135           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.101           $6.878          $10.287
  Accumulation Unit Value at end of
   period                                    $10.216           $9.101           $6.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                1

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.790          $10.447                -
  Accumulation Unit Value at end of
   period                                    $15.440          $13.790                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.051           $6.860          $10.281
  Accumulation Unit Value at end of
   period                                    $10.130           $9.051           $6.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.391           $6.047          $10.495
  Accumulation Unit Value at end of
   period                                     $7.975           $7.391           $6.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               22                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.363           $6.037          $10.491
  Accumulation Unit Value at end of
   period                                     $7.930           $7.363           $6.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.003          $10.686                -
  Accumulation Unit Value at end of
   period                                    $13.967          $13.003                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.323           $6.021          $10.486
  Accumulation Unit Value at end of
   period                                     $7.862           $7.323           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.244           $5.854          $10.574
  Accumulation Unit Value at end of
   period                                     $7.611           $7.244           $5.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.218           $5.844          $10.571
  Accumulation Unit Value at end of
   period                                     $7.568           $7.218           $5.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.237          $10.745                -
  Accumulation Unit Value at end of
   period                                    $13.844          $13.237                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.178           $5.829          $10.565
  Accumulation Unit Value at end of
   period                                     $7.503           $7.178           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

146

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.462           $6.560          $10.309
  Accumulation Unit Value at end of
   period                                    $10.455           $8.462           $6.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.431           $6.549          $10.305
  Accumulation Unit Value at end of
   period                                    $10.396           $8.431           $6.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.746          $10.705                -
  Accumulation Unit Value at end of
   period                                    $16.908          $13.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.385           $6.533          $10.300
  Accumulation Unit Value at end of
   period                                    $10.308           $8.385           $6.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124              151               86
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.542           $5.051           $9.900
  Accumulation Unit Value at end of
   period                                     $9.835           $8.542           $5.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               22               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.510           $5.042           $9.897
  Accumulation Unit Value at end of
   period                                     $9.779           $8.510           $5.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               29               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.517          $10.404                -
  Accumulation Unit Value at end of
   period                                    $20.079          $17.517                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    259               57                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.463           $5.029           $9.892
  Accumulation Unit Value at end of
   period                                     $9.697           $8.463           $5.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               17               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                1                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               28               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.562           $6.380          $10.341
  Accumulation Unit Value at end of
   period                                     $9.100           $8.562           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               32               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.530           $6.369          $10.338
  Accumulation Unit Value at end of
   period                                     $9.049           $8.530           $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.299          $10.703                -
  Accumulation Unit Value at end of
   period                                    $15.130          $14.299                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.483           $6.353          $10.333
  Accumulation Unit Value at end of
   period                                     $8.972           $8.483           $6.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              420              182
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.471           $9.864           $9.901
  Accumulation Unit Value at end of
   period                                    $12.857          $11.471           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97               63               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.429           $9.848           $9.897
  Accumulation Unit Value at end of
   period                                    $12.784          $11.429           $9.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               78               58
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.332          $10.652                -
  Accumulation Unit Value at end of
   period                                    $13.759          $12.332                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               41                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.367           $9.823           $9.892
  Accumulation Unit Value at end of
   period                                    $12.676          $11.367           $9.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               17                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    384              313              153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.114           $6.317          $10.335
  Accumulation Unit Value at end of
   period                                     $8.540           $8.114           $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227              229              189

148

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.085           $6.307          $10.332
  Accumulation Unit Value at end of
   period                                     $8.492           $8.085           $6.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.592          $10.629                -
  Accumulation Unit Value at end of
   period                                    $14.241          $13.592                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.040           $6.291          $10.326
  Accumulation Unit Value at end of
   period                                     $8.420           $8.040           $6.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               57               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               21                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               98               68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.973           $5.814          $10.709
  Accumulation Unit Value at end of
   period                                    $11.640           $8.973           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.941           $5.805          $10.706
  Accumulation Unit Value at end of
   period                                    $11.574           $8.941           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                5                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.795          $10.281                -
  Accumulation Unit Value at end of
   period                                    $20.397          $15.795                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.892           $5.790          $10.700
  Accumulation Unit Value at end of
   period                                    $11.477           $8.892           $5.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
WELLS FARGO ADVANTAGE VT CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.271           $0.950           $1.381
  Accumulation Unit Value at end of
   period                                     $1.457           $1.271           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,730            2,586            1,533
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.839           $7.374          $10.739
  Accumulation Unit Value at end of
   period                                    $11.238           $9.839           $7.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               60               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.233           $0.926           $1.351
  Accumulation Unit Value at end of
   period                                     $1.406           $1.233           $0.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    241              253              271
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.698          $10.312                -
  Accumulation Unit Value at end of
   period                                    $15.574          $13.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                -

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        $9.750           $7.343          $10.731
   of period
  Accumulation Unit Value at end of          $11.080           $9.750           $7.343
   period
  Number of Accumulation Units                     3                1                1
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $13.653          $10.309                -
   of period
  Accumulation Unit Value at end of          $15.477          $13.653                -
   period
  Number of Accumulation Units                     6                2                -
   outstanding at end of period (in
   thousands)
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $0.861                -                -  (a)
   of period
  Accumulation Unit Value at end of           $1.041                -                -
   period
  Number of Accumulation Units                    72                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning        $6.794                -                -  (a)
   of period
  Accumulation Unit Value at end of           $8.204                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning        $0.824                -                -  (a)
   of period
  Accumulation Unit Value at end of           $0.994                -                -
   period
  Number of Accumulation Units                    15                -                -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning       $11.551                -                -  (a)
   of period
  Accumulation Unit Value at end of          $13.920                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        $6.713                -                -  (a)
   of period
  Accumulation Unit Value at end of           $8.088                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $11.494                -                -  (a)
   of period
  Accumulation Unit Value at end of          $13.833                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $0.728           $0.514           $0.700
   of period
  Accumulation Unit Value at end of           $0.858           $0.728           $0.514
   period
  Number of Accumulation Units                   254              266               59
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning       $11.338           $8.031          $10.960
   of period
  Accumulation Unit Value at end of          $13.321          $11.338           $8.031
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning        $0.699           $0.496           $0.678
   of period
  Accumulation Unit Value at end of           $0.819           $0.699           $0.496
   period
  Number of Accumulation Units                     -               25               19
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning       $14.947          $10.634                -
   of period
  Accumulation Unit Value at end of          $17.480          $14.947                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning       $11.235           $7.997          $10.951
   of period
  Accumulation Unit Value at end of          $13.133          $11.235           $7.997
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $14.898          $10.631                -
   of period
  Accumulation Unit Value at end of          $17.371          $14.898                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)

150

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.770                -                -
   period
  Number of Accumulation Units                     3                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.753                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.741                -                -
   period
  Number of Accumulation Units                     1                -                -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.727                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.724                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.709                -                -
   period
  Number of Accumulation Units                     -                -                -
   outstanding at end of period (in
   thousands)
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.190                -                -
   period
  Number of Accumulation Units                   101                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.174                -                -
   period
  Number of Accumulation Units                    16                -                -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.163                -                -
   period
  Number of Accumulation Units                    14                -                -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.149                -                -
   period
  Number of Accumulation Units                     3                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.146                -                -
   period
  Number of Accumulation Units                     3                -                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning       $10.000                -                -  (a)
   of period
  Accumulation Unit Value at end of          $12.132                -                -
   period
  Number of Accumulation Units                     2                -                -
   outstanding at end of period (in
   thousands)

(a)     Inception date July 16, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND
THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                             427,579                   577,616
                                      ============              ============
  Cost:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                          $4,225,360                $7,789,865
                                      ============              ============
  Market Value:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                          $4,865,846                $8,531,384
 Due from Hartford Life
  Insurance Company                             --                        --
 Receivable from fund shares
  sold                                         208                       415
 Other assets                                   --                        --
                                      ------------              ------------
 Total Assets                            4,866,054                 8,531,799
                                      ------------              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            208                       415
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                        --
                                      ------------              ------------
 Total Liabilities                             208                       415
                                      ------------              ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $4,865,846                $8,531,384
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                    SMALL/MID-CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                         --                        --
   Class IB                                    --                       --                         --                        --
   Other class                            106,970                   17,878                     76,094                 6,049,037
                                     ============               ==========               ============             =============
  Cost:
   Class IA                                    --                       --                         --                        --
   Class IB                                    --                       --                         --                        --
   Other class                         $1,406,443                 $164,828                 $1,251,198               $54,715,827
                                     ============               ==========               ============             =============
  Market Value:
   Class IA                                    --                       --                         --                        --
   Class IB                                    --                       --                         --                        --
   Other class                         $1,804,581                 $174,314                 $1,387,961               $38,592,858
 Due from Hartford Life
  Insurance Company                            --                       --                         --                        --
 Receivable from fund shares
  sold                                        140                        8                         66                    39,949
 Other assets                                  --                       --                         --                        --
                                     ------------               ----------               ------------             -------------
 Total Assets                           1,804,721                  174,322                  1,388,027                38,632,807
                                     ------------               ----------               ------------             -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           140                        8                         66                    39,949
 Payable for fund shares
  purchased                                    --                       --                         --                        --
 Other liabilities                             --                       --                         --                        --
                                     ------------               ----------               ------------             -------------
 Total Liabilities                            140                        8                         66                    39,949
                                     ------------               ----------               ------------             -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,804,581                 $174,314                 $1,387,961               $38,592,858
                                     ============               ==========               ============             =============

                                    INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                       CAPITAL                   CORE                   GOVERNMENT
                                  APPRECIATION FUND           EQUITY FUND            SECURITIES FUND
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT (3)          SUB-ACCOUNT (4)
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                        --
   Class IB                                    --                       --                        --
   Other class                            906,837                2,963,355                25,779,819
                                    =============            =============            ==============
  Cost:
   Class IA                                    --                       --                        --
   Class IB                                    --                       --                        --
   Other class                        $19,453,497              $74,298,793              $313,953,131
                                    =============            =============            ==============
  Market Value:
   Class IA                                    --                       --                        --
   Class IB                                    --                       --                        --
   Other class                        $21,106,107              $80,092,704              $309,357,825
 Due from Hartford Life
  Insurance Company                         7,701                       --                        --
 Receivable from fund shares
  sold                                         --                    1,462                   268,042
 Other assets                                   4                        1                        --
                                    -------------            -------------            --------------
 Total Assets                          21,113,812               80,094,167               309,625,867
                                    -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    1,462                   268,042
 Payable for fund shares
  purchased                                 7,701                       --                        --
 Other liabilities                             --                       --                        28
                                    -------------            -------------            --------------
 Total Liabilities                          7,701                    1,462                   268,070
                                    -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,106,111              $80,092,705              $309,357,797
                                    =============            =============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.            INVESCO V. I.
                                         HIGH                INTERNATIONAL
                                      YIELD FUND              GROWTH FUND
                                   SUB-ACCOUNT (5)          SUB-ACCOUNT (6)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                            287,985                2,656,743
                                     ============            =============
  Cost:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $1,571,737              $69,065,657
                                     ============            =============
  Market Value:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $1,540,721              $76,089,507
 Due from Hartford Life
  Insurance Company                            --                       --
 Receivable from fund shares
  sold                                         90                   11,388
 Other assets                                  --                        5
                                     ------------            -------------
 Total Assets                           1,540,811               76,100,900
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            90                   11,388
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total Liabilities                             90                   11,388
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,540,721              $76,089,512
                                     ============            =============

(5)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(6)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.              INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                     MID CAP CORE               SMALL CAP                 LARGE CAP                 CAPITAL
                                     EQUITY FUND               EQUITY FUND               GROWTH FUND            DEVELOPMENT FUND
                                   SUB-ACCOUNT (7)           SUB-ACCOUNT (8)           SUB-ACCOUNT (9)          SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --                        --                      --
   Class IB                                     --                        --                        --                      --
   Other class                           6,874,751                 2,888,626                   973,681                 201,993
                                    ==============            ==============            ==============            ============
  Cost:
   Class IA                                     --                        --                        --                      --
   Class IB                                     --                        --                        --                      --
   Other class                         $80,853,931               $40,629,114               $12,140,916              $2,342,614
                                    ==============            ==============            ==============            ============
  Market Value:
   Class IA                                     --                        --                        --                      --
   Class IB                                     --                        --                        --                      --
   Other class                         $85,178,155               $47,687,718               $13,952,850              $2,681,921
 Due from Hartford Life
  Insurance Company                             --                        --                        --                      --
 Receivable from fund shares
  sold                                       7,008                    36,087                       911                     142
 Other assets                                   --                        --                        --                      --
                                    --------------            --------------            --------------            ------------
 Total Assets                           85,185,163                47,723,805                13,953,761               2,682,063
                                    --------------            --------------            --------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          7,008                    36,087                       959                     142
 Payable for fund shares
  purchased                                     --                        --                        --                      --
 Other liabilities                               9                        --                        --                      --
                                    --------------            --------------            --------------            ------------
 Total Liabilities                           7,017                    36,087                       959                     142
                                    --------------            --------------            --------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $85,178,146               $47,687,718               $13,952,802              $2,681,921
                                    ==============            ==============            ==============            ============

                                                                                      AMERICAN FUNDS
                                    INVESCO V.I.            AMERICAN FUNDS                GLOBAL
                                       GLOBAL                   GLOBAL                  GROWTH AND
                                  MULTI-ASSET FUND            BOND FUND                 INCOME FUND
                                  SUB-ACCOUNT (11)           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                        --                         --
   Class IB                                   --                        --                         --
   Other class                            84,984                 7,545,762                 11,550,667
                                    ============            ==============            ===============
  Cost:
   Class IA                                   --                        --                         --
   Class IB                                   --                        --                         --
   Other class                        $1,149,922               $83,230,010               $127,108,798
                                    ============            ==============            ===============
  Market Value:
   Class IA                                   --                        --                         --
   Class IB                                   --                        --                         --
   Other class                        $1,289,207               $88,889,077               $114,813,630
 Due from Hartford Life
  Insurance Company                           --                        --                         --
 Receivable from fund shares
  sold                                        62                    43,776                     47,860
 Other assets                                 --                         1                         --
                                    ------------            --------------            ---------------
 Total Assets                          1,289,269                88,932,854                114,861,490
                                    ------------            --------------            ---------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           62                    43,776                     47,860
 Payable for fund shares
  purchased                                   --                        --                         --
 Other liabilities                            --                        --                          1
                                    ------------            --------------            ---------------
 Total Liabilities                            62                    43,776                     47,861
                                    ------------            --------------            ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,289,207               $88,889,078               $114,813,629
                                    ============            ==============            ===============

(7)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(8)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(11) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS              BLUE CHIP
                                         ASSET                   INCOME AND
                                    ALLOCATION FUND             GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                        --
   Class IB                                      --                        --
   Other class                           19,387,597                15,175,074
                                     ==============            ==============
  Cost:
   Class IA                                      --                        --
   Class IB                                      --                        --
   Other class                         $282,001,920              $136,463,076
                                     ==============            ==============
  Market Value:
   Class IA                                      --                        --
   Class IB                                      --                        --
   Other class                         $313,497,442              $139,307,181
 Due from Hartford Life
  Insurance Company                              --                        --
 Receivable from fund shares
  sold                                       16,526                    30,671
 Other assets                                     9                        21
                                     --------------            --------------
 Total Assets                           313,513,977               139,337,873
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          16,526                    30,671
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                        --
                                     --------------            --------------
 Total Liabilities                           16,526                    30,671
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $313,497,451              $139,307,202
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                AMERICAN FUNDS              GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                  BOND FUND              GROWTH FUND             GROWTH FUND          GROWTH-INCOME FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                      --                      --
   Class IB                                 --                      --                      --                      --
   Other class                      30,061,392               4,900,040              15,723,870              21,777,179
                                ==============          ==============          ==============          ==============
  Cost:
   Class IA                                 --                      --                      --                      --
   Class IB                                 --                      --                      --                      --
   Other class                    $329,278,410             $86,600,146            $820,337,709            $754,413,691
                                ==============          ==============          ==============          ==============
  Market Value:
   Class IA                                 --                      --                      --                      --
   Class IB                                 --                      --                      --                      --
   Other class                    $317,448,294            $105,252,865            $854,435,065            $745,868,390
 Due from Hartford Life
  Insurance Company                         --                      --                      --                      --
 Receivable from fund
  shares sold                          356,076                 150,521                 416,689                 169,113
 Other assets                               --                      --                  14,030                      --
                                --------------          --------------          --------------          --------------
 Total Assets                      317,804,370             105,403,386             854,865,784             746,037,503
                                --------------          --------------          --------------          --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    356,076                 150,521                 416,689                 169,110
 Payable for fund shares
  purchased                                 --                      --                      --                      --
 Other liabilities                           9                      --                      --                       2
                                --------------          --------------          --------------          --------------
 Total Liabilities                     356,085                 150,521                 416,689                 169,112
                                --------------          --------------          --------------          --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $317,448,285            $105,252,865            $854,449,095            $745,868,391
                                ==============          ==============          ==============          ==============

                                                                               AMERICAN FUNDS
                                AMERICAN FUNDS          AMERICAN FUNDS          GLOBAL SMALL
                              INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                     --
   Class IB                                 --                      --                     --
   Other class                      13,100,017               5,059,519              4,583,720
                                ==============          ==============          =============
  Cost:
   Class IA                                 --                      --                     --
   Class IB                                 --                      --                     --
   Other class                    $224,743,006             $85,292,415            $80,608,878
                                ==============          ==============          =============
  Market Value:
   Class IA                                 --                      --                     --
   Class IB                                 --                      --                     --
   Other class                    $235,538,315            $116,824,291            $97,862,424
 Due from Hartford Life
  Insurance Company                         --                  51,442                 84,163
 Receivable from fund
  shares sold                          114,539                      --                     --
 Other assets                           10,105                       1                     --
                                --------------          --------------          -------------
 Total Assets                      235,662,959             116,875,734             97,946,587
                                --------------          --------------          -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    114,539                      --                     --
 Payable for fund shares
  purchased                                 --                  51,442                 84,163
 Other liabilities                          --                      --                     --
                                --------------          --------------          -------------
 Total Liabilities                     114,539                  51,442                 84,163
                                --------------          --------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $235,548,420            $116,824,292            $97,862,424
                                ==============          ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       BB&T                 BB&T
                                  CAPITAL MANAGER          SELECT
                                    EQUITY VIF           EQUITY VIF
                                    SUB-ACCOUNT       SUB-ACCOUNT (12)
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                   --
   Class IB                                --                   --
   Other class                            628                  305
                                      =======              =======
  Cost:
   Class IA                                --                   --
   Class IB                                --                   --
   Other class                         $3,153               $2,202
                                      =======              =======
  Market Value:
   Class IA                                --                   --
   Class IB                                --                   --
   Other class                         $4,193               $2,564
 Due from Hartford Life
  Insurance Company                        --                   --
 Receivable from fund shares
  sold                                     --                   --
 Other assets                              --                   --
                                      -------              -------
 Total Assets                           4,193                2,564
                                      -------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   --
 Payable for fund shares
  purchased                                --                   --
 Other liabilities                         --                   --
                                      -------              -------
 Total Liabilities                         --                   --
                                      -------              -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,193               $2,564
                                      =======              =======

(12) Formerly BB&T Large Cap VIF. Change effective February 1, 2010. Funded as of June 19, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BB&T                                        COLUMBIA
                                   SPECIAL                  BB&T              SMALL COMPANY              COLUMBIA
                                OPPORTUNITIES           TOTAL RETURN              GROWTH              LARGE CAP VALUE
                                  EQUITY VIF              BOND VIF               VS FUND                  VS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                    --                      --                       --
   Class IB                                --                    --                      --                       --
   Other class                        138,532                92,087                 705,954                1,041,085
                                 ============            ==========            ============            =============
  Cost:
   Class IA                                --                    --                      --                       --
   Class IB                                --                    --                      --                       --
   Other class                     $1,907,125              $917,861              $9,351,228              $18,828,630
                                 ============            ==========            ============            =============
  Market Value:
   Class IA                                --                    --                      --                       --
   Class IB                                --                    --                      --                       --
   Other class                     $2,299,638              $988,091              $8,655,000              $13,575,746
 Due from Hartford Life
  Insurance Company                        --                    --                      --                       --
 Receivable from fund
  shares sold                             101                    44                     528                      798
 Other assets                              --                    31                       2                       --
                                 ------------            ----------            ------------            -------------
 Total Assets                       2,299,739               988,166               8,655,530               13,576,544
                                 ------------            ----------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       101                    44                     528                      798
 Payable for fund shares
  purchased                                --                    --                      --                       --
 Other liabilities                         --                    --                      --                        2
                                 ------------            ----------            ------------            -------------
 Total Liabilities                        101                    44                     528                      800
                                 ------------            ----------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $2,299,638              $988,122              $8,655,002              $13,575,744
                                 ============            ==========            ============            =============

                                  WELLS FARGO               WELLS FARGO
                                  ADVANTAGE VT             ADVANTAGE VT            FIDELITY VIP
                                     OMEGA                     CORE                   GROWTH
                                  GROWTH FUND               EQUITY FUND             PORTFOLIO
                              SUB-ACCOUNT (13)(14)       SUB-ACCOUNT (15)          SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                         --                    --
   Class IB                                --                         --                    --
   Other class                         23,787                    516,762                18,755
                                   ==========              =============            ==========
  Cost:
   Class IA                                --                         --                    --
   Class IB                                --                         --                    --
   Other class                       $429,872                 $7,886,616              $548,414
                                   ==========              =============            ==========
  Market Value:
   Class IA                                --                         --                    --
   Class IB                                --                         --                    --
   Other class                       $576,987                $10,242,226              $688,687
 Due from Hartford Life
  Insurance Company                        --                         --                    --
 Receivable from fund
  shares sold                              26                      1,003                    32
 Other assets                              --                         --                    --
                                   ----------              -------------            ----------
 Total Assets                         577,013                 10,243,229               688,719
                                   ----------              -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        26                      1,003                    32
 Payable for fund shares
  purchased                                --                         --                    --
 Other liabilities                         --                          1                    --
                                   ----------              -------------            ----------
 Total Liabilities                         26                      1,004                    32
                                   ----------              -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $576,987                $10,242,225              $688,687
                                   ==========              =============            ==========

(13) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(14) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

(15) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                FIDELITY VIP   FIDELITY VIP
                                CONTRAFUND(R)     MID CAP
                                  PORTFOLIO      PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --             --
   Class IB                                --             --
   Other class                        900,078        560,547
                                =============  =============
  Cost:
   Class IA                                --             --
   Class IB                                --             --
   Other class                    $16,950,226    $12,522,120
                                =============  =============
  Market Value:
   Class IA                                --             --
   Class IB                                --             --
   Other class                    $21,142,827    $18,010,374
 Due from Hartford Life
  Insurance Company                     7,701          1,521
 Receivable from fund shares
  sold                                     --             --
 Other assets                              --              1
                                -------------  -------------
 Total Assets                      21,150,528     18,011,896
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --             --
 Payable for fund shares
  purchased                             7,701          1,521
 Other liabilities                         --             --
                                -------------  -------------
 Total Liabilities                      7,701          1,521
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $21,142,827    $18,010,375
                                =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FIDELITY VIP                                     FRANKLIN
                                    FIDELITY VIP         DYNAMIC CAPITAL         FIDELITY VIP                RISING
                                  VALUE STRATEGIES         APPRECIATION        STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO            SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (16)           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                    --                         --
   Class IB                                   --                    --                    --                         --
   Other class                           124,689                23,631                 1,166                 16,706,448
                                    ============            ==========             =========             ==============
  Cost:
   Class IA                                   --                    --                    --                         --
   Class IB                                   --                    --                    --                         --
   Other class                          $973,517              $166,587               $13,668               $296,971,424
                                    ============            ==========             =========             ==============
  MARKET VALUE:
   Class IA                                   --                    --                    --                         --
   Class IB                                   --                    --                    --                         --
   Other class                        $1,220,708              $196,373               $13,216               $314,415,449
 Due from Hartford Life
  Insurance Company                           --                    --                    --                         --
 Receivable from fund shares
  sold                                        58                     9                    --                     23,911
 Other assets                                 --                    --                    --                          6
                                    ------------            ----------             ---------             --------------
 Total Assets                          1,220,766               196,382                13,216                314,439,366
                                    ------------            ----------             ---------             --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           58                     9                    --                     23,911
 Payable for fund shares
  purchased                                   --                    --                    --                         --
 Other liabilities                            --                    --                    --                         --
                                    ------------            ----------             ---------             --------------
 Total Liabilities                            58                     9                    --                     23,911
                                    ------------            ----------             ---------             --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,220,708              $196,373               $13,216               $314,415,455
                                    ============            ==========             =========             ==============

                                                        FRANKLIN                 FRANKLIN
                                   FRANKLIN             LARGE CAP                 GLOBAL
                                    INCOME               GROWTH                REAL ESTATE
                               SECURITIES FUND       SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                  --                      --
   Class IB                                  --                  --                      --
   Other class                       68,245,551           3,703,315                 116,398
                               ================       =============            ============
  Cost:
   Class IA                                  --                  --                      --
   Class IB                                  --                  --                      --
   Other class                   $1,033,555,441         $52,337,364              $1,913,070
                               ================       =============            ============
  MARKET VALUE:
   Class IA                                  --                  --                      --
   Class IB                                  --                  --                      --
   Other class                   $1,012,162,011         $55,031,262              $1,493,387
 Due from Hartford Life
  Insurance Company                          --              77,051                      --
 Receivable from fund shares
  sold                                  440,032                  --                      63
 Other assets                                --                  --                      --
                               ----------------       -------------            ------------
 Total Assets                     1,012,602,043          55,108,313               1,493,450
                               ----------------       -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     440,032                  --                      63
 Payable for fund shares
  purchased                                  --              77,051                      --
 Other liabilities                            9                  --                      --
                               ----------------       -------------            ------------
 Total Liabilities                      440,041              77,051                      63
                               ----------------       -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,012,162,002         $55,031,262              $1,493,387
                               ================       =============            ============

(16) Funded as of August 10, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                       --
   Class IB                                      --                       --
   Other class                            4,814,492                1,146,939
                                     ==============            =============
  Cost:
   Class IA                                      --                       --
   Class IB                                      --                       --
   Other class                          $89,399,374              $15,223,769
                                     ==============            =============
  Market Value:
   Class IA                                      --                       --
   Class IB                                      --                       --
   Other class                         $103,713,303              $18,685,692
 Due from Hartford Life
  Insurance Company                              --                       --
 Receivable from fund shares
  sold                                       29,624                      981
 Other assets                                     1                       --
                                     --------------            -------------
 Total Assets                           103,742,928               18,686,673
                                     --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          29,624                      981
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                               --                       --
                                     --------------            -------------
 Total Liabilities                           29,624                      981
                                     --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $103,713,304              $18,685,692
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                                          DEVELOPING                TEMPLETON
                                        INCOME                MUTUAL SHARES                MARKETS                  FOREIGN
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --                       --                        --
   Class IB                                     --                        --                       --                        --
   Other class                          22,400,825                30,891,366                7,697,864                12,610,024
                                    ==============            ==============            =============            ==============
  Cost:
   Class IA                                     --                        --                       --                        --
   Class IB                                     --                        --                       --                        --
   Other class                        $269,231,660              $491,376,490              $76,373,648              $175,310,350
                                    ==============            ==============            =============            ==============
  Market Value:
   Class IA                                     --                        --                       --                        --
   Class IB                                     --                        --                       --                        --
   Other class                        $290,735,595              $492,841,324              $87,667,746              $180,227,513
 Due from Hartford Life
  Insurance Company                             --                        --                   85,335                        --
 Receivable from fund shares
  sold                                     275,210                   191,871                       --                    56,597
 Other assets                                   --                         9                        1                         6
                                    --------------            --------------            -------------            --------------
 Total Assets                          291,010,805               493,033,204               87,753,082               180,284,116
                                    --------------            --------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        275,210                   191,871                       --                    56,597
 Payable for fund shares
  purchased                                     --                        --                   85,335                        --
 Other liabilities                               4                        --                       --                        --
                                    --------------            --------------            -------------            --------------
 Total Liabilities                         275,214                   191,871                   85,335                    56,597
                                    --------------            --------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $290,735,591              $492,841,333              $87,667,747              $180,227,519
                                    ==============            ==============            =============            ==============

                                                                                          FRANKLIN
                                      TEMPLETON                   MUTUAL                  FLEX CAP
                                        GROWTH               GLOBAL DISCOVERY              GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --                       --
   Class IB                                     --                        --                       --
   Other class                          28,905,035                 7,460,963                1,881,988
                                    ==============            ==============            =============
  Cost:
   Class IA                                     --                        --                       --
   Class IB                                     --                        --                       --
   Other class                        $356,245,903              $137,973,069              $20,377,682
                                    ==============            ==============            =============
  Market Value:
   Class IA                                     --                        --                       --
   Class IB                                     --                        --                       --
   Other class                        $318,345,346              $155,194,906              $23,893,700
 Due from Hartford Life
  Insurance Company                             --                        --                       --
 Receivable from fund shares
  sold                                     209,075                    73,189                   17,449
 Other assets                                    1                         2                       --
                                    --------------            --------------            -------------
 Total Assets                          318,554,422               155,268,097               23,911,149
                                    --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        209,075                    73,189                   17,449
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                              --                        --                       --
                                    --------------            --------------            -------------
 Total Liabilities                         209,075                    73,189                   17,449
                                    --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $318,345,347              $155,194,908              $23,893,700
                                    ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      LARGE CAP                TEMPLETON
                                        VALUE                 GLOBAL BOND
                                   SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                            901,734                  987,239
                                     ============            =============
  Cost:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $9,208,784              $17,147,059
                                     ============            =============
  Market Value:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $9,468,209              $19,526,811
 Due from Hartford Life
  Insurance Company                            --                    7,597
 Receivable from fund shares
  sold                                     34,309                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           9,502,518               19,534,408
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        34,309                       --
 Payable for fund shares
  purchased                                    --                    7,597
 Other liabilities                             --                       --
                                     ------------            -------------
 Total Liabilities                         34,309                    7,597
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $9,468,209              $19,526,811
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD        HARTFORD        HARTFORD
                                      HARTFORD              TOTAL          CAPITAL         DIVIDEND
                                      ADVISERS           RETURN BOND     APPRECIATION     AND GROWTH
                                      HLS FUND             HLS FUND        HLS FUND        HLS FUND
                                  SUB-ACCOUNT (17)       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               171,685           10,964,381       3,062,187       4,422,921
   Class IB                               748,940            4,090,698         774,433       1,204,238
   Other class                                 --                   --              --              --
                                    =============       ==============  ==============  ==============
  Cost:
   Class IA                            $2,816,922         $115,035,845     $97,064,334     $71,563,989
   Class IB                            17,276,181           47,640,653      34,225,195      21,519,179
   Other class                                 --                   --              --              --
                                    =============       ==============  ==============  ==============
  Market Value:
   Class IA                            $3,317,293         $119,466,944    $129,712,974     $86,243,677
   Class IB                            14,643,371           44,361,528      32,527,160      23,429,348
   Other class                                 --                   --              --              --
 Due from Hartford Life
  Insurance Company                            --               15,310          12,174          14,561
 Receivable from fund shares
  sold                                        865                   --              --              --
 Other assets                                   5                   --              --               2
                                    -------------       --------------  --------------  --------------
 Total Assets                          17,961,534          163,843,782     162,252,308     109,687,588
                                    -------------       --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           865                   --              --              --
 Payable for fund shares
  purchased                                    --               15,310          12,174          14,561
 Other liabilities                             --                    4               1              --
                                    -------------       --------------  --------------  --------------
 Total Liabilities                            865               15,314          12,175          14,561
                                    -------------       --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $17,960,669         $163,828,468    $162,240,133    $109,673,027
                                    =============       ==============  ==============  ==============


                                     HARTFORD              HARTFORD              HARTFORD
                                 GLOBAL RESEARCH        GLOBAL HEALTH         GLOBAL GROWTH
                                     HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT (18)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              6,131                    --                 9,537
   Class IB                             41,425                22,846                45,003
   Other class                              --                    --                    --
                                    ==========            ==========            ==========
  Cost:
   Class IA                            $57,454                    --              $121,696
   Class IB                            372,077              $304,504               905,983
   Other class                              --                    --                    --
                                    ==========            ==========            ==========
  Market Value:
   Class IA                            $60,956                    --              $148,993
   Class IB                            411,167              $310,998               698,937
   Other class                              --                    --                    --
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                      23                    12                    34
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          472,146               311,010               847,964
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         23                    12                    34
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          23                    12                    34
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $472,123              $310,998              $847,930
                                    ==========            ==========            ==========

(17) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(18) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD
                                 DISCIPLINED          HARTFORD
                                   EQUITY              GROWTH
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT (19)
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                           984,816             85,807
   Class IB                            29,337              3,252
   Other class                             --                 --
                                =============       ============
  Cost:
   Class IA                        $9,683,711           $836,572
   Class IB                           410,486             34,771
   Other class                             --                 --
                                =============       ============
  Market Value:
   Class IA                       $11,615,002         $1,031,097
   Class IB                           344,229             38,404
   Other class                             --                 --
 Due from Hartford Life
  Insurance Company                        --                 --
 Receivable from fund shares
  sold                                    835                 41
 Other assets                              --                 --
                                -------------       ------------
 Total Assets                      11,960,066          1,069,542
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       835                 41
 Payable for fund shares
  purchased                                --                 --
 Other liabilities                         --                 --
                                -------------       ------------
 Total Liabilities                        835                 41
                                -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $11,959,231         $1,069,501
                                =============       ============

(19) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                           HARTFORD
                                  GROWTH             HARTFORD               HARTFORD             INTERNATIONAL
                               OPPORTUNITIES        HIGH YIELD               INDEX               OPPORTUNITIES
                                 HLS FUND            HLS FUND               HLS FUND                HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (20)(21)
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        1,203,443            675,286                    --                  416,431
   Class IB                            4,354             15,712                14,981                  360,346
   Other class                            --                 --                    --                       --
                               =============       ============            ==========             ============
  Cost:
   Class IA                      $24,258,316         $5,348,252                    --               $4,502,378
   Class IB                           89,221            147,566              $613,295                4,027,266
   Other class                            --                 --                    --                       --
                               =============       ============            ==========             ============
  Market Value:
   Class IA                      $31,123,431         $6,182,049                    --               $5,189,419
   Class IB                          111,212            142,041              $390,750                4,545,476
   Other class                            --                 --                    --                       --
 Due from Hartford Life
  Insurance Company                       --                 --                    --                    1,402
 Receivable from fund shares
  sold                                 3,372                716                    15                       --
 Other assets                             --                 --                    --                        1
                               -------------       ------------            ----------             ------------
 Total Assets                     31,238,015          6,324,806               390,765                9,736,298
                               -------------       ------------            ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    3,372                716                    15                       --
 Payable for fund shares
  purchased                               --                 --                    --                    1,402
 Other liabilities                         1                 --                    --                       --
                               -------------       ------------            ----------             ------------
 Total Liabilities                     3,373                716                    15                    1,402
                               -------------       ------------            ----------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $31,234,642         $6,324,090              $390,750               $9,734,896
                               =============       ============            ==========             ============

                                      HARTFORD
                                   SMALL/MID CAP              HARTFORD               HARTFORD
                                       EQUITY                  MIDCAP              MIDCAP VALUE
                                      HLS FUND                HLS FUND               HLS FUND
                                  SUB-ACCOUNT (22)          SUB-ACCOUNT          SUB-ACCOUNT (23)
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              217,381                      --                    --
   Class IB                               36,064                  73,173                38,103
   Other class                                --                      --                    --
                                    ============            ============            ==========
  Cost:
   Class IA                           $1,565,942                      --                    --
   Class IB                              290,191              $1,691,536              $351,889
   Other class                                --                      --                    --
                                    ============            ============            ==========
  Market Value:
   Class IA                           $2,141,053                      --                    --
   Class IB                              354,337              $1,883,647              $391,891
   Other class                                --                      --                    --
 Due from Hartford Life
  Insurance Company                           --                      --                    --
 Receivable from fund shares
  sold                                       122                      73                    20
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          2,495,512               1,883,720               391,911
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          122                      73                    20
 Payable for fund shares
  purchased                                   --                      --                    --
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                           122                      73                    20
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,495,390              $1,883,647              $391,891
                                    ============            ============            ==========

(20) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(21) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(22) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(23) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   HARTFORD            HARTFORD
                                 MONEY MARKET       SMALL COMPANY
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        254,291,830             99,654
   Class IB                         12,952,721            204,457
   Other class                              --                 --
                                ==============       ============
  Cost:
   Class IA                       $254,291,830         $1,403,737
   Class IB                         12,952,721          3,000,921
   Other class                              --                 --
                                ==============       ============
  Market Value:
   Class IA                       $254,291,830         $1,760,166
   Class IB                         12,952,721          3,513,314
   Other class                              --                 --
 Due from Hartford Life
  Insurance Company                    571,182                 --
 Receivable from fund shares
  sold                                      --                274
 Other assets                               44                 --
                                --------------       ------------
 Total Assets                      267,815,777          5,273,754
                                --------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                274
 Payable for fund shares
  purchased                            571,182                 --
 Other liabilities                          --                 --
                                --------------       ------------
 Total Liabilities                     571,182                274
                                --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $267,244,595         $5,273,480
                                ==============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                      HARTFORD           HARTFORD        U.S. GOVERNMENT              HARTFORD
                                  SMALLCAP GROWTH          STOCK            SECURITIES                 VALUE
                                      HLS FUND           HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (24)(25)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               45,039              21,372            819,649                  125,139
   Class IB                                2,429             289,394             73,531                    6,890
   Other class                                --                  --                 --                       --
                                    ============       =============       ============             ============
  Cost:
   Class IA                             $705,439            $681,577         $8,694,555               $1,152,684
   Class IB                               38,136          13,936,733            787,577                   67,059
   Other class                                --                  --                 --                       --
                                    ============       =============       ============             ============
  Market Value:
   Class IA                             $962,421            $875,895         $8,569,909               $1,348,010
   Class IB                               51,533          11,847,455            764,920                   74,113
   Other class                                --                  --                 --                       --
 Due from Hartford Life
  Insurance Company                           --                  --              3,963                       --
 Receivable from fund shares
  sold                                        46                 666                 --                       61
 Other assets                                 --                  --                 --                       --
                                    ------------       -------------       ------------             ------------
 Total Assets                          1,014,000          12,724,016          9,338,792                1,422,184
                                    ------------       -------------       ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           46                 666                 --                       61
 Payable for fund shares
  purchased                                   --                  --              3,963                       --
 Other liabilities                            --                   2                 --                       --
                                    ------------       -------------       ------------             ------------
 Total Liabilities                            46                 668              3,963                       61
                                    ------------       -------------       ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,013,954         $12,723,348         $9,334,829               $1,422,123
                                    ============       =============       ============             ============

                                                            AMERICAN FUNDS
                                                              BLUE CHIP
                                   AMERICAN FUNDS             INCOME AND            AMERICAN FUNDS
                                  ASSET ALLOCATION              GROWTH                   BOND
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                       --
   Class IB                             1,248,000                 670,095                3,285,010
   Other class                                 --                      --                       --
                                    =============            ============            =============
  Cost:
   Class IA                                    --                      --                       --
   Class IB                           $10,299,414              $5,141,962              $31,097,187
   Other class                                 --                      --                       --
                                    =============            ============            =============
  Market Value:
   Class IA                                    --                      --                       --
   Class IB                           $12,155,873              $6,150,898              $33,538,046
   Other class                                 --                      --                       --
 Due from Hartford Life
  Insurance Company                            --                      --                       --
 Receivable from fund shares
  sold                                      3,517                  16,038                    7,319
 Other assets                                  --                      --                       --
                                    -------------            ------------            -------------
 Total Assets                          12,159,390               6,166,936               33,545,365
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         3,517                  16,038                    7,319
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      --                       --
                                    -------------            ------------            -------------
 Total Liabilities                          3,517                  16,038                    7,319
                                    -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $12,155,873              $6,150,898              $33,538,046
                                    =============            ============            =============

(24) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(25) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --
   Class IB                               432,589                1,608,442
   Other class                                 --                       --
                                     ============            =============
  Cost:
   Class IA                                    --                       --
   Class IB                            $4,240,912              $11,773,591
   Other class                                 --                       --
                                     ============            =============
  Market Value:
   Class IA                                    --                       --
   Class IB                            $4,696,215              $14,565,143
   Other class                                 --                       --
 Due from Hartford Life
  Insurance Company                            --                       --
 Receivable from fund shares
  sold                                        207                    1,023
 Other assets                                  --                        1
                                     ------------            -------------
 Total Assets                           4,696,422               14,566,167
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           207                    1,023
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total Liabilities                            207                    1,023
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,696,215              $14,565,144
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                       --                       --
   Class IB                              431,348                1,077,489                6,059,430                3,430,193
   Other class                                --                       --                       --                       --
                                    ============            =============            =============            =============
  Cost:
   Class IA                                   --                       --                       --                       --
   Class IB                           $3,419,125               $7,712,682              $43,639,922              $26,431,557
   Other class                                --                       --                       --                       --
                                    ============            =============            =============            =============
  Market Value:
   Class IA                                   --                       --                       --                       --
   Class IB                           $4,200,789              $10,690,711              $56,818,497              $30,882,154
   Other class                                --                       --                       --                       --
 Due from Hartford Life
  Insurance Company                           --                       --                       --                       --
 Receivable from fund shares
  sold                                    11,308                    1,496                    7,931                    1,428
 Other assets                                 --                       --                        1                       --
                                    ------------            -------------            -------------            -------------
 Total Assets                          4,212,097               10,692,207               56,826,429               30,883,582
                                    ------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       11,308                    1,496                    7,931                    1,428
 Payable for fund shares
  purchased                                   --                       --                       --                       --
 Other liabilities                            --                       --                       --                        1
                                    ------------            -------------            -------------            -------------
 Total Liabilities                        11,308                    1,496                    7,931                    1,429
                                    ------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,200,789              $10,690,711              $56,818,498              $30,882,153
                                    ============            =============            =============            =============


                                   AMERICAN FUNDS           AMERICAN FUNDS           HUNTINGTON VA
                                    INTERNATIONAL              NEW WORLD                 INCOME
                                      HLS FUND                 HLS FUND               EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                      --
   Class IB                             4,007,845                  995,604                      --
   Other class                                 --                       --                 327,684
                                    =============            =============            ============
  Cost:
   Class IA                                    --                       --                      --
   Class IB                           $29,603,561               $7,885,047                      --
   Other class                                 --                       --              $3,189,615
                                    =============            =============            ============
  Market Value:
   Class IA                                    --                       --                      --
   Class IB                           $35,916,770              $10,192,701                      --
   Other class                                 --                       --              $2,841,022
 Due from Hartford Life
  Insurance Company                            --                       --                      --
 Receivable from fund shares
  sold                                     16,821                    4,739                      10
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total Assets                          35,933,591               10,197,440               2,841,032
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        16,821                    4,739                      10
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                              1                       --                      --
                                    -------------            -------------            ------------
 Total Liabilities                         16,822                    4,739                      10
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $35,916,769              $10,192,701              $2,841,022
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       DIVIDEND             HUNTINGTON VA
                                     CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            698,848                 339,070
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $8,547,628              $2,865,576
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $6,813,766              $2,648,140
 Due from Hartford Life
  Insurance Company                            --                      70
 Receivable from fund shares
  sold                                        209                      --
 Other assets                                  --                       6
                                     ------------            ------------
 Total Assets                           6,813,975               2,648,216
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           209                      --
 Payable for fund shares
  purchased                                    --                      70
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            209                      70
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,813,766              $2,648,146
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP                  NEW                   ROTATING             INTERNATIONAL
                                 AMERICA FUND            ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                        265,354                 330,373                 131,871                 366,135
                                 ============            ============            ============            ============
  Cost:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $4,177,745              $4,978,991              $1,639,622              $5,405,067
                                 ============            ============            ============            ============
  Market Value:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $4,680,851              $4,179,212              $1,463,766              $5,294,304
 Due from Hartford Life
  Insurance Company                        --                      --                      --                      --
 Receivable from fund
  shares sold                             156                     398                      35                     497
 Other assets                              --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Assets                       4,681,007               4,179,610               1,463,801               5,294,801
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       156                     398                      35                     497
 Payable for fund shares
  purchased                                --                      --                      --                      --
 Other liabilities                         --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                        156                     398                      35                     497
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $4,680,851              $4,179,212              $1,463,766              $5,294,304
                                 ============            ============            ============            ============

                                                        HUNTINGTON VA
                                HUNTINGTON VA              MORTGAGE             HUNTINGTON VA
                                MACRO 100 FUND         SECURITIES FUND            SITUS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                      --                      --
   Class IB                                --                      --                      --
   Other class                        152,301                 275,406                 421,935
                                 ============            ============            ============
  Cost:
   Class IA                                --                      --                      --
   Class IB                                --                      --                      --
   Other class                     $1,548,054              $3,047,998              $5,779,623
                                 ============            ============            ============
  Market Value:
   Class IA                                --                      --                      --
   Class IB                                --                      --                      --
   Other class                     $1,372,230              $3,164,414              $6,324,808
 Due from Hartford Life
  Insurance Company                        --                      --                      --
 Receivable from fund
  shares sold                              10                     140                     464
 Other assets                               1                      --                      --
                                 ------------            ------------            ------------
 Total Assets                       1,372,241               3,164,554               6,325,272
                                 ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        10                     140                     464
 Payable for fund shares
  purchased                                --                      --                      --
 Other liabilities                         --                      --                      --
                                 ------------            ------------            ------------
 Total Liabilities                         10                     140                     464
                                 ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,372,231              $3,164,414              $6,324,808
                                 ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     LORD ABBETT            LORD ABBETT
                                     FUNDAMENTAL         CAPITAL STRUCTURE
                                  EQUITY PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT (26)        SUB-ACCOUNT (27)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                            2,656                  160,555
                                      =========             ============
  Cost:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                          $44,068               $1,869,453
                                      =========             ============
  Market Value:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                          $46,909               $2,149,836
 Due from Hartford Life
  Insurance Company                       8,999                       --
 Receivable from fund shares
  sold                                       --                       92
 Other assets                                --                       --
                                      ---------             ------------
 Total Assets                            55,908                2,149,928
                                      ---------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                       92
 Payable for fund shares
  purchased                               8,999                       --
 Other liabilities                           --                       --
                                      ---------             ------------
 Total Liabilities                        8,999                       92
                                      ---------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $46,909               $2,149,836
                                      =========             ============

(26) Funded as of September 21, 2010.

(27) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             LORD ABBETT
                                     LORD ABBETT              GROWTH AND
                                   BOND-DEBENTURE               INCOME               MFS(R) CORE             MFS(R) GROWTH
                                      PORTFOLIO               PORTFOLIO             EQUITY SERIES               SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --                       --
   Class IB                                    --                      --                      --                       --
   Other class                          1,188,539                 126,369                 458,991                  843,415
                                    =============            ============            ============            =============
  Cost:
   Class IA                                    --                      --                      --                       --
   Class IB                                    --                      --                      --                       --
   Other class                        $12,412,793              $2,463,303              $7,503,025              $17,464,157
                                    =============            ============            ============            =============
  Market Value:
   Class IA                                    --                      --                      --                       --
   Class IB                                    --                      --                      --                       --
   Other class                        $14,179,267              $3,003,789              $7,183,207              $20,809,080
 Due from Hartford Life
  Insurance Company                            --                      --                      --                       --
 Receivable from fund shares
  sold                                        685                     170                  28,153                   22,684
 Other assets                                   1                      --                      --                       --
                                    -------------            ------------            ------------            -------------
 Total Assets                          14,179,953               3,003,959               7,211,360               20,831,764
                                    -------------            ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           685                     170                  28,153                   22,684
 Payable for fund shares
  purchased                                    --                      --                      --                       --
 Other liabilities                             --                      --                      --                       --
                                    -------------            ------------            ------------            -------------
 Total Liabilities                            685                     170                  28,153                   22,684
                                    -------------            ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $14,179,268              $3,003,789              $7,183,207              $20,809,080
                                    =============            ============            ============            =============


                                                                                   MFS(R) INVESTORS
                                   MFS(R) GLOBAL             MFS(R) HIGH                GROWTH
                                   EQUITY SERIES            INCOME SERIES            STOCK SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                           561,911                9,498,052                1,238,783
                                    ============            =============            =============
  Cost:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                        $6,475,872              $85,657,396              $12,447,978
                                    ============            =============            =============
  Market Value:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                        $7,529,614              $83,392,896              $13,639,006
 Due from Hartford Life
  Insurance Company                           --                  233,232                       --
 Receivable from fund shares
  sold                                       467                       --                   46,552
 Other assets                                 --                       --                       --
                                    ------------            -------------            -------------
 Total Assets                          7,530,081               83,626,128               13,685,558
                                    ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          467                       --                   46,552
 Payable for fund shares
  purchased                                   --                  233,232                       --
 Other liabilities                             1                       --                       --
                                    ------------            -------------            -------------
 Total Liabilities                           468                  233,232                   46,552
                                    ------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,529,613              $83,392,896              $13,639,006
                                    ============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    MFS(R) INVESTORS          MFS(R) MID CAP
                                      TRUST SERIES             GROWTH SERIES
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                       --
   Class IB                                      --                       --
   Other class                            6,492,116                4,853,292
                                     ==============            =============
  Cost:
   Class IA                                      --                       --
   Class IB                                      --                       --
   Other class                         $118,249,753              $30,219,970
                                     ==============            =============
  Market Value:
   Class IA                                      --                       --
   Class IB                                      --                       --
   Other class                         $130,100,973              $29,071,222
 Due from Hartford Life
  Insurance Company                              --                   21,897
 Receivable from fund shares
  sold                                       51,778                       --
 Other assets                                     5                        1
                                     --------------            -------------
 Total Assets                           130,152,756               29,093,120
                                     --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          51,779                       --
 Payable for fund shares
  purchased                                      --                   21,897
 Other liabilities                               --                       --
                                     --------------            -------------
 Total Liabilities                           51,779                   21,897
                                     --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $130,100,977              $29,071,223
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS(R) NEW          MFS(R) TOTAL   MFS(R) VALUE       MFS(R) RESEARCH
                                  DISCOVERY SERIES      RETURN SERIES      SERIES            BOND SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                   --             --                  --
   Class IB                                    --                   --             --                  --
   Other class                          4,939,795           21,160,697      7,379,051           6,271,258
                                    =============       ==============  =============       =============
  Cost:
   Class IA                                    --                   --             --                  --
   Class IB                                    --                   --             --                  --
   Other class                        $72,003,029         $418,610,407    $93,157,494         $72,739,584
                                    =============       ==============  =============       =============
  Market Value:
   Class IA                                    --                   --             --                  --
   Class IB                                    --                   --             --                  --
   Other class                        $90,447,643         $395,780,833    $95,533,073         $79,300,457
 Due from Hartford Life
  Insurance Company                       158,016                   --             --                  --
 Receivable from fund shares
  sold                                         --              137,756        144,407              64,581
 Other assets                                  --                    4             --                  --
                                    -------------       --------------  -------------       -------------
 Total Assets                          90,605,659          395,918,593     95,677,480          79,365,038
                                    -------------       --------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --              137,756        144,407              64,581
 Payable for fund shares
  purchased                               158,016                   --             --                  --
 Other liabilities                             --                   --              2                   1
                                    -------------       --------------  -------------       -------------
 Total Liabilities                        158,016              137,756        144,409              64,582
                                    -------------       --------------  -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $90,447,643         $395,780,837    $95,533,071         $79,300,456
                                    =============       ==============  =============       =============

                                                                                         BLACKROCK
                                   MFS(R) RESEARCH         MFS(R) RESEARCH                GLOBAL
                                INTERNATIONAL SERIES            SERIES            OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT (28)
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                          1,956,629                 286,443                    2,074
                                    =============            ============                =========
  Cost:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                        $28,225,735              $4,728,412                  $16,111
                                    =============            ============                =========
  Market Value:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                        $24,340,466              $5,453,876                  $29,387
 Due from Hartford Life
  Insurance Company                            --                      --                       --
 Receivable from fund shares
  sold                                     55,348                     268                        2
 Other assets                                  --                      --                       --
                                    -------------            ------------                ---------
 Total Assets                          24,395,814               5,454,144                   29,389
                                    -------------            ------------                ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        55,348                     268                        2
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      --                       --
                                    -------------            ------------                ---------
 Total Liabilities                         55,348                     268                        2
                                    -------------            ------------                ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $24,340,466              $5,453,876                  $29,387
                                    =============            ============                =========

(28) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             INVESCO
                                     BLACKROCK          VAN KAMPEN V. I.
                                     LARGE CAP            INTERNATIONAL
                                  GROWTH V.I. FUND        GROWTH EQUITY
                                    SUB-ACCOUNT         SUB-ACCOUNT (29)
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                           41,542                 3,591
                                     ==========             =========
  Cost:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $375,483               $44,877
                                     ==========             =========
  Market Value:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $450,737               $32,711
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       25                     1
 Other assets                                --                    --
                                     ----------             ---------
 Total Assets                           450,762                32,712
                                     ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          25                     1
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------             ---------
 Total Liabilities                           25                     1
                                     ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $450,737               $32,711
                                     ==========             =========

(29) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             INVESCO                                  MORGAN STANLEY --
                                    UIF MID CAP          VAN KAMPEN V. I.      MORGAN STANLEY --           CAPITAL
                                       GROWTH                MID CAP             FOCUS GROWTH           OPPORTUNITIES
                                     PORTFOLIO              VALUE FUND             PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT (30)       SUB-ACCOUNT (31)         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                   --                       --
   Class IB                                   --                    --                   --                       --
   Other class                           225,736                73,872                  295                   13,748
                                    ============            ==========              =======               ==========
  Cost:
   Class IA                                   --                    --                   --                       --
   Class IB                                   --                    --                   --                       --
   Other class                        $1,827,806              $774,136               $5,577                 $187,011
                                    ============            ==========              =======               ==========
  Market Value:
   Class IA                                   --                    --                   --                       --
   Class IB                                   --                    --                   --                       --
   Other class                        $2,711,084              $939,652               $6,515                 $221,757
 Due from Hartford Life
  Insurance Company                           --                    --                   --                       --
 Receivable from fund shares
  sold                                       121                    40                   --                       35
 Other assets                                 --                    --                   --                       --
                                    ------------            ----------              -------               ----------
 Total Assets                          2,711,205               939,692                6,515                  221,792
                                    ------------            ----------              -------               ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          121                    40                   --                       35
 Payable for fund shares
  purchased                                   --                    --                   --                       --
 Other liabilities                            --                    --                   --                       --
                                    ------------            ----------              -------               ----------
 Total Liabilities                           121                    40                   --                       35
                                    ------------            ----------              -------               ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,711,084              $939,652               $6,515                 $221,757
                                    ============            ==========              =======               ==========

                                 MORGAN STANLEY --                           INVESCO V I SELECT
                                      MID CAP           MORGAN STANLEY --        DIMENSIONS
                                      GROWTH             FLEXIBLE INCOME          DIVIDEND
                                     PORTFOLIO              PORTFOLIO         GROWTH PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (32)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                     --                   --
   Class IB                                 --                     --                   --
   Other class                             673                  7,112                  392
                                     =========              =========              =======
  Cost:
   Class IA                                 --                     --                   --
   Class IB                                 --                     --                   --
   Other class                         $18,110                $50,318               $7,181
                                     =========              =========              =======
  Market Value:
   Class IA                                 --                     --                   --
   Class IB                                 --                     --                   --
   Other class                         $23,302                $43,883               $6,102
 Due from Hartford Life
  Insurance Company                         --                     --                   --
 Receivable from fund shares
  sold                                       1                      2                   --
 Other assets                               --                     --                   --
                                     ---------              ---------              -------
 Total Assets                           23,303                 43,885                6,102
                                     ---------              ---------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1                      2                   --
 Payable for fund shares
  purchased                                 --                     --                   --
 Other liabilities                          --                     --                   --
                                     ---------              ---------              -------
 Total Liabilities                           1                      2                   --
                                     ---------              ---------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $23,302                $43,883               $6,102
                                     =========              =========              =======

(30) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(32) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        COLUMBIA MARSICO
                                                          INTERNATIONAL
                                   MTB MODERATE           OPPORTUNITIES
                                  GROWTH FUND II             VS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                       --
   Class IB                                 --                       --
   Other class                           1,772                  880,500
                                     =========            =============
  Cost:
   Class IA                                 --                       --
   Class IB                                 --                       --
   Other class                         $15,365              $10,608,027
                                     =========            =============
  Market Value:
   Class IA                                 --                       --
   Class IB                                 --                       --
   Other class                         $16,865              $14,070,397
 Due from Hartford Life
  Insurance Company                         --                       --
 Receivable from fund shares
  sold                                       1                      831
 Other assets                               --                       --
                                     ---------            -------------
 Total Assets                           16,866               14,071,228
                                     ---------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1                      831
 Payable for fund shares
  purchased                                 --                       --
 Other liabilities                          --                       --
                                     ---------            -------------
 Total Liabilities                           1                      831
                                     ---------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $16,865              $14,070,397
                                     =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA        COLUMBIA MARSICO             NATIONS             COLUMBIA MARSICO
                                HIGH YIELD       FOCUSED EQUITIES         ASSET ALLOCATION             GROWTH
                                  VS FUND             VS FUND                PORTFOLIO                VS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                  --                      --                      --
   Class IB                               --                  --                      --                      --
   Other class                     1,227,996             662,106                 344,348                 475,382
                               =============       =============            ============            ============
  Cost:
   Class IA                               --                  --                      --                      --
   Class IB                               --                  --                      --                      --
   Other class                   $11,577,015          $8,862,641              $5,532,602              $6,442,084
                               =============       =============            ============            ============
  Market Value:
   Class IA                               --                  --                      --                      --
   Class IB                               --                  --                      --                      --
   Other class                   $12,341,361         $11,249,183              $4,207,928              $9,759,596
 Due from Hartford Life
  Insurance Company                       --                  --                      --                      --
 Receivable from fund shares
  sold                                   733                 640                     231                     632
 Other assets                              2                  --                      --                       4
                               -------------       -------------            ------------            ------------
 Total Assets                     12,342,096          11,249,823               4,208,159               9,760,232
                               -------------       -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      733                 640                     231                     632
 Payable for fund shares
  purchased                               --                  --                      --                      --
 Other liabilities                        --                  --                       1                      --
                               -------------       -------------            ------------            ------------
 Total Liabilities                       733                 640                     232                     632
                               -------------       -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $12,341,363         $11,249,183              $4,207,927              $9,759,600
                               =============       =============            ============            ============

                                                                                    OPPENHEIMER
                                  COLUMBIA MARSICO        COLUMBIA MARSICO            CAPITAL
                                    21ST CENTURY            MIDCAP GROWTH           APPRECIATION
                                      VS FUND                  VS FUND                FUND/VA
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                    --
   Class IB                                   --                       --                    --
   Other class                           273,315                1,845,999                13,527
                                    ============            =============            ==========
  Cost:
   Class IA                                   --                       --                    --
   Class IB                                   --                       --                    --
   Other class                        $2,066,908              $12,028,838              $452,182
                                    ============            =============            ==========
  Market Value:
   Class IA                                   --                       --                    --
   Class IB                                   --                       --                    --
   Other class                        $3,298,915              $14,564,935              $540,945
 Due from Hartford Life
  Insurance Company                           --                       --                    --
 Receivable from fund shares
  sold                                       186                      901                    22
 Other assets                                 --                       --                    --
                                    ------------            -------------            ----------
 Total Assets                          3,299,101               14,565,836               540,967
                                    ------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          186                      901                    22
 Payable for fund shares
  purchased                                   --                       --                    --
 Other liabilities                            --                        4                    --
                                    ------------            -------------            ----------
 Total Liabilities                           186                      905                    22
                                    ------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,298,915              $14,564,931              $540,945
                                    ============            =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     OPPENHEIMER             OPPENHEIMER
                                  GLOBAL SECURITIES          MAIN STREET
                                       FUND/VA                FUND(R)/VA
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            266,204                  55,721
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $5,990,535                $935,779
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $7,996,757              $1,153,987
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        403                      65
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           7,997,160               1,154,052
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           403                      65
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            403                      65
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $7,996,757              $1,153,987
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                    MAIN STREET            OPPENHEIMER         PUTNAM VT         PUTNAM VT
                                     SMALL CAP                VALUE           DIVERSIFIED       GLOBAL ASSET
                                     FUND(R)/VA              FUND/VA          INCOME FUND     ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                  --               --
   Class IB                                   --                    --           2,804,446           42,138
   Other class                           387,030                18,304                  --               --
                                    ============            ==========       =============       ==========
  Cost:
   Class IA                                   --                    --                  --               --
   Class IB                                   --                    --         $19,027,331         $546,388
   Other class                        $4,615,865              $152,905                  --               --
                                    ============            ==========       =============       ==========
  Market Value:
   Class IA                                   --                    --                  --               --
   Class IB                                   --                    --         $21,958,811         $627,010
   Other class                        $6,773,021              $187,255                  --               --
 Due from Hartford Life
  Insurance Company                           --                    --                  --               --
 Receivable from fund shares
  sold                                       326                     8               1,090               31
 Other assets                                 --                    --                  --               --
                                    ------------            ----------       -------------       ----------
 Total Assets                          6,773,347               187,263          21,959,901          627,041
                                    ------------            ----------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          326                     8               1,090               31
 Payable for fund shares
  purchased                                   --                    --                  --               --
 Other liabilities                            --                    --                   1               --
                                    ------------            ----------       -------------       ----------
 Total Liabilities                           326                     8               1,091               31
                                    ------------            ----------       -------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,773,021              $187,255         $21,958,810         $627,010
                                    ============            ==========       =============       ==========


                                     PUTNAM VT             PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL         INTERNATIONAL           SMALL CAP
                                    VALUE FUND            EQUITY FUND            VALUE FUND
                                 SUB-ACCOUNT (33)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                     --                    --
   Class IB                              8,658                 25,614                22,537
   Other class                              --                     --                    --
                                     =========             ==========            ==========
  Cost:
   Class IA                                 --                     --                    --
   Class IB                            $76,542               $235,639              $227,993
   Other class                              --                     --                    --
                                     =========             ==========            ==========
  Market Value:
   Class IA                                 --                     --                    --
   Class IB                            $80,957               $301,731              $310,558
   Other class                              --                     --                    --
 Due from Hartford Life
  Insurance Company                         --                     --                    --
 Receivable from fund shares
  sold                                       3                     15                    16
 Other assets                               --                     --                    --
                                     ---------             ----------            ----------
 Total Assets                           80,960                301,746               310,574
                                     ---------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          3                     15                    16
 Payable for fund shares
  purchased                                 --                     --                    --
 Other liabilities                          --                     --                    --
                                     ---------             ----------            ----------
 Total Liabilities                           3                     15                    16
                                     ---------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $80,957               $301,731              $310,558
                                     =========             ==========            ==========

(33) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              JPMORGAN
                                                           INSURANCE TRUST
                                      PUTNAM VT               CORE BOND
                                       VOYAGER             PORTFOLIO -- 1
                                  SUB-ACCOUNT (26)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                        --
   Class IB                                 291                        --
   Other class                               --                 7,843,791
                                      =========             =============
  Cost:
   Class IA                                  --                        --
   Class IB                              $9,986                        --
   Other class                               --               $85,198,902
                                      =========             =============
  Market Value:
   Class IA                                  --                        --
   Class IB                             $11,236                        --
   Other class                               --               $90,515,338
 Due from Hartford Life
  Insurance Company                          --                        --
 Receivable from fund shares
  sold                                       --                    22,775
 Other assets                                --                         4
                                      ---------             -------------
 Total Assets                            11,236                90,538,117
                                      ---------             -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    22,775
 Payable for fund shares
  purchased                                  --                        --
 Other liabilities                           --                        --
                                      ---------             -------------
 Total Liabilities                           --                    22,775
                                      ---------             -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $11,236               $90,515,342
                                      =========             =============

(26) Funded as of September 21, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN                JPMORGAN                 JPMORGAN                 JPMORGAN
                                  INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                    U.S. EQUITY           INTREPID MID CAP           EQUITY INDEX           INTREPID GROWTH
                                   PORTFOLIO -- 1          PORTFOLIO -- 1           PORTFOLIO -- 1           PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                       --                      --
   Class IB                                   --                       --                       --                      --
   Other class                           616,205                  647,601                3,636,365                 260,531
                                    ============            =============            =============            ============
  Cost:
   Class IA                                   --                       --                       --                      --
   Class IB                                   --                       --                       --                      --
   Other class                        $9,373,030              $11,801,527              $40,290,887              $3,928,266
                                    ============            =============            =============            ============
  Market Value:
   Class IA                                   --                       --                       --                      --
   Class IB                                   --                       --                       --                      --
   Other class                        $9,668,261              $10,115,535              $39,745,473              $3,936,629
 Due from Hartford Life
  Insurance Company                           --                       --                       --                      --
 Receivable from fund shares
  sold                                       515                      616                    4,064                     681
 Other assets                                 --                       --                       --                      --
                                    ------------            -------------            -------------            ------------
 Total Assets                          9,668,776               10,116,151               39,749,537               3,937,310
                                    ------------            -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          515                      616                    4,064                     681
 Payable for fund shares
  purchased                                   --                       --                       --                      --
 Other liabilities                            --                       --                        1                      --
                                    ------------            -------------            -------------            ------------
 Total Liabilities                           515                      616                    4,065                     681
                                    ------------            -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $9,668,261              $10,115,535              $39,745,472              $3,936,629
                                    ============            =============            =============            ============

                                      JPMORGAN                 JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST         JENNISON 20/20
                                   MID CAP GROWTH            MID CAP VALUE              FOCUS
                                   PORTFOLIO -- 1           PORTFOLIO -- 1            PORTFOLIO
                                  SUB-ACCOUNT (34)            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                            698,848                1,256,759                12,014
                                    =============            =============            ==========
  Cost:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $12,944,038              $15,295,909              $145,991
                                    =============            =============            ==========
  Market Value:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $11,817,527               $8,545,963              $183,943
 Due from Hartford Life
  Insurance Company                            --                       --                    --
 Receivable from fund shares
  sold                                        537                      521                     8
 Other assets                                  --                       --                    --
                                    -------------            -------------            ----------
 Total Assets                          11,818,064                8,546,484               183,951
                                    -------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           537                      521                     8
 Payable for fund shares
  purchased                                    --                       --                    --
 Other liabilities                             --                       --                    --
                                    -------------            -------------            ----------
 Total Liabilities                            537                      521                     8
                                    -------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,817,527               $8,545,963              $183,943
                                    =============            =============            ==========

(34) Formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                                          PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                           12,901                5,248
                                     ==========            =========
  Cost:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                         $327,158              $96,526
                                     ==========            =========
  Market Value:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                         $295,574              $89,904
 Due from Hartford Life
  Insurance Company                          --                   --
 Receivable from fund shares
  sold                                       21                    4
 Other assets                                --                   --
                                     ----------            ---------
 Total Assets                           295,595               89,908
                                     ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          21                    4
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total Liabilities                           21                    4
                                     ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $295,574              $89,904
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       LEGG MASON             LEGG MASON            LEGG MASON
                                  PRUDENTIAL          CLEARBRIDGE            CLEARBRIDGE           WESTERN ASSET
                                    SERIES          VARIABLE EQUITY            VARIABLE           VARIABLE GLOBAL
                                 INTERNATIONAL       INCOME BUILDER       FUNDAMENTAL VALUE       HIGH YIELD BOND
                                    GROWTH             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                        1,266                 8,368                  49,414               10,408
                                    =======            ==========            ============            =========
  Cost:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                       $8,946              $122,851              $1,185,166              $90,931
                                    =======            ==========            ============            =========
  Market Value:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                       $6,456               $83,767                $972,469              $82,118
 Due from Hartford Life
  Insurance Company                      --                    --                      --                   --
 Receivable from fund shares
  sold                                   --                    --                      34                    3
 Other assets                            --                    --                      --                   --
                                    -------            ----------            ------------            ---------
 Total Assets                         6,456                83,767                 972,503               82,121
                                    -------            ----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                     1                      34                    3
 Payable for fund shares
  purchased                              --                     2                      --                   --
 Other liabilities                       --                    --                      --                   --
                                    -------            ----------            ------------            ---------
 Total Liabilities                       --                     3                      34                    3
                                    -------            ----------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $6,456               $83,764                $972,469              $82,118
                                    =======            ==========            ============            =========


                                    LEGG MASON              INVESCO
                                   CLEARBRIDGE          VAN KAMPEN V. I.           INVESCO
                                VARIABLE INVESTORS         GROWTH AND          VAN KAMPEN V. I.
                                    PORTFOLIO             INCOME FUND           COMSTOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (35)       SUB-ACCOUNT (36)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                    --
   Class IB                                 --                      --                    --
   Other class                          24,565                  91,776                33,585
                                    ==========            ============            ==========
  Cost:
   Class IA                                 --                      --                    --
   Class IB                                 --                      --                    --
   Other class                        $316,276              $1,481,427              $478,886
                                    ==========            ============            ==========
  Market Value:
   Class IA                                 --                      --                    --
   Class IB                                 --                      --                    --
   Other class                        $324,254              $1,685,931              $391,939
 Due from Hartford Life
  Insurance Company                         --                      --                    --
 Receivable from fund shares
  sold                                      14                      99                    21
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total Assets                          324,268               1,686,030               391,960
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         18                      99                    21
 Payable for fund shares
  purchased                                 --                      --                    --
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total Liabilities                          18                      99                    21
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $324,250              $1,685,931              $391,939
                                    ==========            ============            ==========

(35) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(36) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT
                                     INDEX ASSET          TOTAL RETURN
                                   ALLOCATION FUND          BOND FUND
                                  SUB-ACCOUNT (37)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                            1,032                   971
                                      =========             =========
  Cost:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                          $12,451                $9,690
                                      =========             =========
  Market Value:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                          $12,090               $10,107
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                        1                    --
 Other assets                                --                     1
                                      ---------             ---------
 Total Assets                            12,091                10,108
                                      ---------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           1                    --
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                      ---------             ---------
 Total Liabilities                            1                    --
                                      ---------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $12,090               $10,108
                                      =========             =========

(37) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      WELLS FARGO              WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT              ADVANTAGE VT            ADVANTAGE VT
                                       INTRINSIC              INTERNATIONAL             SMALL CAP
                                      VALUE FUND               EQUITY FUND             GROWTH FUND
                                 SUB-ACCOUNT (38)(39)      SUB-ACCOUNT (40)(41)      SUB-ACCOUNT (42)
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                         --                      --
   Class IB                                   --                         --                      --
   Other class                             2,255                    329,892                 232,182
                                       =========               ============            ============
  Cost:
   Class IA                                   --                         --                      --
   Class IB                                   --                         --                      --
   Other class                           $30,770                 $1,658,892              $1,467,226
                                       =========               ============            ============
  Market Value:
   Class IA                                   --                         --                      --
   Class IB                                   --                         --                      --
   Other class                           $28,778                 $1,896,863              $1,871,368
 Due from Hartford Life
  Insurance Company                           --                         --                      --
 Receivable from fund shares
  sold                                         1                         96                     274
 Other assets                                 --                          1                      --
                                       ---------               ------------            ------------
 Total Assets                             28,779                  1,896,960               1,871,642
                                       ---------               ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            1                         96                     274
 Payable for fund shares
  purchased                                   --                         --                      --
 Other liabilities                            --                         --                      --
                                       ---------               ------------            ------------
 Total Liabilities                             1                         96                     274
                                       ---------               ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $28,778                 $1,896,864              $1,871,368
                                       =========               ============            ============

                                                        WELLS FARGO
                                  WELLS FARGO          ADVANTAGE VT
                                 ADVANTAGE VT            SMALL CAP
                                DISCOVERY FUND          VALUE FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (43)
-----------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                       --
   Class IB                              --                       --
   Other class                          163                1,890,123
                                    =======            =============
  Cost:
   Class IA                              --                       --
   Class IB                              --                       --
   Other class                       $2,713              $13,926,535
                                    =======            =============
  Market Value:
   Class IA                              --                       --
   Class IB                              --                       --
   Other class                       $3,469              $17,086,708
 Due from Hartford Life
  Insurance Company                      --                       --
 Receivable from fund shares
  sold                                   --                    1,230
 Other assets                            --                       --
                                    -------            -------------
 Total Assets                         3,469               17,087,938
                                    -------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                    1,230
 Payable for fund shares
  purchased                              --                       --
 Other liabilities                       --                       --
                                    -------            -------------
 Total Liabilities                       --                    1,230
                                    -------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $3,469              $17,086,708
                                    =======            =============

(38) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(39) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(40) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(41) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(42) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(43) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio --
 Class B                                                                 491,071     $9.512692   to    $13.771873      $4,865,846
AllianceBernstein VPS International Value Portfolio -- Class B         1,213,975      6.783623   to     14.199413       8,531,384
AllianceBernstein VPS Small/Mid-Cap Value Portfolio -- Class B           152,861     11.386043   to     18.833121       1,804,581
AllianceBernstein VPS Value Portfolio -- Class B                          19,791      8.224632   to     13.390012         174,314
AllianceBernstein VPS International Growth Portfolio -- Class B          165,096      8.050779   to     16.035684       1,387,961
Invesco V.I. Basic Value Fund -- Class S1                             36,214,446      1.005059   to     15.495518      38,586,189
Invesco V.I. Capital Appreciation Fund -- Class S1                    17,280,570      0.758566   to     13.731709      19,706,760
Invesco V.I. Capital Appreciation Fund -- Class S2                       119,996      8.576212   to     13.699329       1,399,351
Invesco V.I. Core Equity Fund -- Class S1                              7,496,732      0.848454   to     13.547614      79,211,239
Invesco V.I. Core Equity Fund -- Class S2                                 82,742      9.673084   to     13.562478         864,750
Invesco V.I. Government Securities Fund -- Class S1                  241,227,692      1.200346   to     10.323570     309,251,658
Invesco V.I. High Yield Fund -- Class S1                                 893,145      1.501104   to     17.448083       1,540,721
Invesco V. I. International Growth Fund -- Class S1                   32,346,602      1.870845   to     15.393106      65,045,681
Invesco V. I. International Growth Fund -- Class S2                    1,162,697      9.184033   to     15.441488      11,042,738
Invesco V.I. Mid Cap Core Equity Fund -- Class S1                     48,588,208      1.649245   to     14.438757      85,129,470
Invesco V.I. Mid Cap Core Equity Fund -- Class S2                             76     13.714290   to     13.714290           1,046
Invesco V.I. Small Cap Equity Fund -- Class S1                         2,946,267     14.092937   to     15.816340      43,838,588
Invesco V.I. Small Cap Equity Fund -- Class S2                           311,992     11.032037   to     15.487603       3,833,686
Invesco V.I. Large Cap Growth Fund -- Class S1                         1,254,688     10.685930   to     14.497859      13,952,802
Invesco V.I. Capital Development Fund -- Class S1                        215,466      8.095835   to      8.421058       1,786,926
Invesco V.I. Capital Development Fund -- Class S2                         68,198      9.454397   to     16.411166         894,995
Invesco V.I. Global Multi-Asset Fund -- Class S2                          90,706     12.911383   to     14.402852       1,289,207
American Funds Global Bond Fund -- Class 2                             7,174,063     11.669181   to     12.887393      88,889,078
American Funds Global Growth and Income Fund -- Class 2               10,902,279     10.119463   to     15.648853     114,792,527
American Funds Asset Allocation Fund -- Class 2                       23,947,855     12.118275   to     15.099175     313,203,867
American Funds Blue Chip Income and Growth Fund -- Class 2           134,608,128      0.968436   to     14.120536     139,199,182
American Funds Bond Fund -- Class 2                                   22,383,527     11.741132   to     15.818424     317,386,685
American Funds Global Growth Fund -- Class 2                           7,183,552     10.845987   to     17.445402     105,204,321
American Funds Growth Fund -- Class 2                                 72,744,845      8.954023   to     16.218062     853,982,976
American Funds Growth-Income Fund -- Class 2                          59,645,860     11.501384   to     14.780327     745,483,323
American Funds International Fund -- Class 2                          16,684,452     10.410249   to     16.767312     235,440,892
American Funds New World Fund -- Class 2                               4,407,991     17.504054   to     30.913810     116,819,191
American Funds Global Small Capitalization Fund -- Class 2             5,215,130     14.703862   to     22.646601      97,803,378
BB&T Capital Manager Equity VIF                                              454      9.221631   to      9.300283           4,193
BB&T Select Equity VIF                                                       293      8.697414   to      8.771606           2,564
BB&T Special Opportunities Equity VIF                                    208,135     10.568818   to     17.093886       2,299,638
BB&T Total Return Bond VIF                                                86,661     11.074495   to     11.586681         988,122
Columbia Small Company Growth VS Fund -- Class A                       7,004,152      1.141509   to     16.175129       8,655,002
Columbia Large Cap Value VS Fund -- Class A                           12,109,610      1.040611   to     13.846836      13,575,744
Wells Fargo Advantage VT Omega Growth Fund -- Class I                    563,848      0.816602   to     13.586960         576,987
Wells Fargo Advantage VT Core Equity Fund -- Class I                   4,521,697      1.326718   to     15.574479      10,242,225
Fidelity VIP Growth Portfolio -- Class SRV2                               75,132      8.757723   to     15.219765         688,687
Fidelity VIP Contrafund(R) Portfolio -- Class SRV2                     2,047,545      9.479188   to     15.453642      21,142,827
Fidelity VIP Mid Cap Portfolio -- Class SRV2                           1,579,692     10.907067   to     18.014974      18,004,466
Fidelity VIP Value Strategies Portfolio -- Class SRV2                    114,577      9.998647   to     20.370269       1,220,708

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio -- Class SRV2         19,906     $9.754780   to    $10.007132        $196,373
Fidelity VIP Strategic Income Portfolio -- Class SRV2                      1,081     12.229504   to     12.229504          13,216
Franklin Rising Dividends Securities Fund -- Class 2                  21,754,141     13.575870   to     15.333461     314,293,196
Franklin Rising Dividends Securities Fund -- Class 4                         583     14.144624   to     14.144624           8,244
Franklin Income Securities Fund -- Class 2                            59,467,676     15.078179   to     17.263025     959,767,895
Franklin Income Securities Fund -- Class 4                             4,829,935     10.415972   to     15.556607      52,152,810
Franklin Large Cap Growth Securities Fund -- Class 2                   4,979,379     10.439188   to     13.918995      55,024,178
Franklin Global Real Estate Securities Fund -- Class 2                    86,304     14.669965   to     17.659480       1,490,804
Franklin Small-Mid Cap Growth Securities Fund -- Class 2               9,156,895      7.804534   to     17.486064     100,855,958
Franklin Small-Mid Cap Growth Securities Fund -- Class 4                 239,698     11.132217   to     17.557507       2,798,638
Franklin Small Cap Value Securities Fund -- Class 2                    1,494,869      9.491971   to     16.677137      14,537,740
Franklin Small Cap Value Securities Fund -- Class 4                      358,738     10.930094   to     16.776733       4,147,952
Franklin Strategic Income Securities Fund -- Class 1                  14,172,258     13.909880   to     20.868294     261,628,676
Franklin Strategic Income Securities Fund -- Class 2                      24,480     11.868116   to     14.093675         294,017
Franklin Strategic Income Securities Fund -- Class 4                   2,416,524     11.466214   to     13.950579      28,654,360
Mutual Shares Securities Fund -- Class 2                              31,591,761     13.176448   to     17.534020     464,344,551
Mutual Shares Securities Fund -- Class 4                               3,098,453      8.844456   to     13.781203      28,385,818
Templeton Developing Markets Securities Fund -- Class 1                3,031,477     20.123800   to     29.251465      77,712,264
Templeton Developing Markets Securities Fund -- Class 4                  728,634      9.696545   to     20.120775       9,921,337
Templeton Foreign Securities Fund -- Class 2                          13,842,987     11.592637   to     15.077009     177,040,820
Templeton Foreign Securities Fund -- Class 4                             330,409      8.971929   to     15.161800       3,119,810
Templeton Growth Securities Fund -- Class 2                           25,057,015     10.904107   to     14.169383     306,923,825
Templeton Growth Securities Fund -- Class 4                            1,275,581      8.407694   to     14.270466      11,210,907
Mutual Global Discovery Securities Fund -- Class 2                     7,227,725     13.259276   to     21.733036     147,340,388
Mutual Global Discovery Securities Fund -- Class 4                       761,712      9.823691   to     13.330448       7,782,465
Franklin Flex Cap Growth Securities Fund -- Class 2                    1,960,518     11.010751   to     14.689777      22,523,414
Franklin Flex Cap Growth Securities Fund -- Class 4                      124,554     10.535820   to     14.737785       1,362,602
Franklin Large Cap Value Securities Fund -- Class 2                      921,626      9.810479   to     14.118514       9,468,209
Templeton Global Bond Securities Fund -- Class 2                           3,929     13.108085   to     13.295209          52,052
Templeton Global Bond Securities Fund -- Class 4                       1,494,519     12.523396   to     13.788210      19,459,181
Hartford Advisers HLS Fund -- Class IA                                   325,162      9.947373   to     14.333781       3,317,291
Hartford Advisers HLS Fund -- Class IB                                13,465,790      0.996907   to     14.333767      14,610,205
Hartford Total Return Bond HLS Fund -- Class IA                       11,020,902     10.525607   to     12.215113     119,466,941
Hartford Total Return Bond HLS Fund -- Class IB                       31,893,894      1.292314   to     12.012504      44,361,527
Hartford Capital Appreciation HLS Fund -- Class IA                    13,329,216      9.332824   to     17.067303     129,702,129
Hartford Capital Appreciation HLS Fund -- Class IB                    21,187,208      1.361151   to     16.783572      32,504,652
Hartford Dividend and Growth HLS Fund -- Class IA                      8,744,275      9.526597   to     14.057746      86,243,673
Hartford Dividend and Growth HLS Fund -- Class IB                     18,407,138      1.190900   to     13.825405      23,409,534
Hartford Global Research HLS Fund -- Class IA                              5,586      9.669395   to     16.501767          60,958
Hartford Global Research HLS Fund -- Class IB                             42,252      9.507424   to      9.808925         411,165
Hartford Global Health HLS Fund -- Class IB                              152,576      1.970286   to      2.042198         310,998
Hartford Global Growth HLS Fund -- Class IA                               18,394      7.985659   to     15.563803         148,993
Hartford Global Growth HLS Fund -- Class IB                              394,591      1.689285   to      1.774170         698,937
Hartford Disciplined Equity HLS Fund -- Class IA                       1,216,127      9.236466   to     14.268056      11,615,002
Hartford Disciplined Equity HLS Fund -- Class IB                         272,413      1.205093   to      1.265643         344,229

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund -- Class IA                                     100,163     $9.948246   to    $16.055642      $1,031,096
Hartford Growth HLS Fund -- Class IB                                      28,722      1.337111   to      1.337111          38,405
Hartford Growth Opportunities HLS Fund -- Class IA                     3,449,586      8.684497   to     15.344526      31,123,429
Hartford Growth Opportunities HLS Fund -- Class IB                        55,408      1.498042   to     12.800052         111,213
Hartford High Yield HLS Fund -- Class IA                                 470,344     12.606048   to     17.335558       6,182,049
Hartford High Yield HLS Fund -- Class IB                                  82,120      1.658416   to      1.741721         142,041
Hartford Index HLS Fund -- Class IB                                       83,107      4.632617   to      4.709936         390,750
Hartford International Opportunities HLS Fund -- Class IA                558,432      9.003358   to     15.610386       5,189,419
Hartford International Opportunities HLS Fund -- Class IB              3,074,886      1.390446   to     15.480538       4,545,250
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                       199,619     10.087946   to     18.284602       2,141,053
Hartford Small/Mid Cap Equity HLS Fund -- Class IB                        33,864     10.427143   to     10.571687         354,337
Hartford MidCap HLS Fund -- Class IB                                     419,991      4.415804   to      4.489465       1,883,647
Hartford MidCap Value HLS Fund -- Class IB                               183,279      1.632276   to     12.258838         391,891
Hartford Money Market HLS Fund -- Class IA                           219,350,792      0.979543   to      9.929523     254,100,277
Hartford Money Market HLS Fund -- Class IB                            12,912,840      0.940779   to      9.506532      12,892,016
Hartford Small Company HLS Fund -- Class IA                              170,628     10.081779   to     15.993878       1,760,166
Hartford Small Company HLS Fund -- Class IB                            2,368,997      1.351621   to     15.900825       3,513,314
Hartford SmallCap Growth HLS Fund -- Class IA                             76,472     12.052733   to     18.799485         962,422
Hartford SmallCap Growth HLS Fund -- Class IB                             34,471      1.432481   to      1.495341          51,532
Hartford Stock HLS Fund -- Class IA                                       88,770      9.593407   to      9.925827         875,896
Hartford Stock HLS Fund -- Class IB                                   12,339,598      0.859777   to     15.899959      11,834,406
Hartford U.S. Government Securities HLS Fund -- Class IA                 861,704      9.735354   to     10.582456       8,569,908
Hartford U.S. Government Securities HLS Fund -- Class IB                 665,796      1.114572   to      1.148906         764,921
Hartford Value HLS Fund -- Class IA                                      135,378      9.543087   to     14.011808       1,342,774
Hartford Value HLS Fund -- Class IB                                       58,426      1.221907   to      1.280049          74,113
American Funds Asset Allocation HLS Fund -- Class IB                   1,207,516      9.491952   to     13.610109      12,155,873
American Funds Blue Chip Income and Growth HLS Fund -- Class IB          660,174      9.005117   to     14.125812       6,150,898
American Funds Bond HLS Fund -- Class IB                               3,258,127     10.020010   to     11.775368      33,538,046
American Funds Global Bond HLS Fund -- Class IB                          432,776     10.585294   to     11.698219       4,696,215
American Funds Global Growth and Income HLS Fund -- Class IB           1,595,108      8.809342   to     15.641300      14,565,144
American Funds Global Growth HLS Fund -- Class IB                        427,842      9.475375   to     16.024314       4,195,679
American Funds Global Small Capitalization HLS Fund -- Class IB        1,084,099      9.367693   to     19.858958      10,679,445
American Funds Growth HLS Fund -- Class IB                             6,005,881      9.052398   to     16.232535      56,813,039
American Funds Growth-Income HLS Fund -- Class IB                      3,360,723      8.854368   to     14.268084      30,882,153
American Funds International HLS Fund -- Class IB                      3,956,717      8.706512   to     15.678722      35,907,088
American Funds New World HLS Fund -- Class IB                            972,017      9.857789   to     17.558591      10,192,701
Huntington VA Income Equity Fund                                       1,265,929      1.100688   to     13.961027       2,841,022
Huntington VA Dividend Capture Fund                                    2,104,367      1.393793   to     15.386773       6,813,766
Huntington VA Growth Fund                                              1,673,865      0.769037   to     12.706602       2,648,146
Huntington VA Mid Corp America Fund                                    1,092,211      1.704687   to     17.772398       4,680,851
Huntington VA New Economy Fund                                         1,473,800      1.336564   to     14.156781       4,179,212
Huntington VA Rotating Markets Fund                                      401,474      1.279495   to     14.885503       1,463,766
Huntington VA International Equity Fund                                1,398,823      1.375283   to     14.845883       5,294,304

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA Macro 100 Fund                                           1,123,495     $0.907815   to    $13.951935      $1,372,231
Huntington VA Mortgage Securities Fund                                   800,793      1.123159   to     11.631848       3,164,414
Huntington VA Situs Fund                                               3,981,977      1.337624   to     17.529375       6,324,808
Lord Abbett Fundamental Equity Portfolio -- Class VC                       3,642     12.880117   to     12.880117          46,909
Lord Abbett Capital Structure Portfolio -- Class VC                      198,222     10.611599   to     14.057646       2,149,836
Lord Abbett Bond-Debenture Portfolio -- Class VC                       1,162,022     11.868746   to     15.134592      14,179,268
Lord Abbett Growth and Income Portfolio -- Class VC                      321,742      9.102976   to     12.243627       3,003,789
MFS(R) Core Equity Series -- Class INIT                                  837,389      6.429223   to     15.242048       7,024,666
MFS(R) Growth Series -- Class INIT                                     2,481,448      5.908062   to     15.174649      19,905,117
MFS(R) Growth Series -- Class SRV                                         82,261     10.112173   to     14.119829         857,847
MFS(R) Global Equity Series -- Class INIT                                512,205     13.017715   to     17.177739       7,519,604
MFS(R) High Income Series -- Class INIT                                5,800,411     13.501766   to     16.899142      83,367,524
MFS(R) Investors Growth Stock Series -- Class INIT                     1,725,924      6.313161   to      9.495479      13,595,480
MFS(R) Investors Trust Series -- Class INIT                           13,607,230      8.741499   to     13.648928     129,805,085
MFS(R) Investors Trust Series -- Class SRV                                22,783      9.517207   to     13.577923         229,965
MFS(R) Mid Cap Growth Series -- Class INIT                             5,221,123      5.145768   to     17.751327      29,071,223
MFS(R) New Discovery Series -- Class INIT                              6,081,167     10.928429   to     23.243486      90,328,710
MFS(R) Total Return Series -- Class INIT                              27,926,468     12.382315   to     16.124833     384,669,034
MFS(R) Total Return Series -- Class SRV                                1,076,787      9.782756   to     12.690632      10,911,572
MFS(R) Value Series -- Class INIT                                      4,667,232     13.443928   to     16.977153      74,404,462
MFS(R) Value Series -- Class SRV                                       2,169,976      9.342827   to     13.622369      21,127,585
MFS(R) Research Bond Series -- Class INIT                              5,806,975     11.566286   to     12.767630      70,251,058
MFS(R) Research Bond Series -- Class SRV                                 783,668     11.209392   to     12.199395       9,027,975
MFS(R) Research International Series -- Class INIT                     1,874,216     12.383777   to     14.801561      24,333,113
MFS(R) Research Series -- Class INIT                                     466,426     11.222139   to     12.357294       5,453,876
BlackRock Global Opportunities V.I. Fund -- Class I                        1,975     14.750428   to     15.280107          29,387
BlackRock Large Cap Growth V.I. Fund -- Class I                           45,021      8.601826   to     10.708596         450,737
Invesco Van Kampen V. I. International Growth Equity -- Class S2           3,389      9.624595   to      9.777615          32,711
UIF Mid Cap Growth Portfolio -- Class II                                 228,605     11.476533   to     20.611602       2,711,084
Invesco Van Kampen V. I. Mid Cap Value Fund -- Class S2                   89,684     10.128192   to     17.111149         939,652
Morgan Stanley -- Focus Growth Portfolio -- Class Y                          817      7.978864   to      7.978864           6,515
Morgan Stanley -- Capital Opportunities Portfolio -- Class Y              40,704      5.246144   to      5.678500         221,757
Morgan Stanley -- Mid Cap Growth Portfolio -- Class Y                      1,983     11.168445   to     12.088848          23,302
Morgan Stanley -- Flexible Income Portfolio -- Class Y                     3,829     11.421484   to     11.469401          43,883
Invesco V I Select Dimensions Dividend Growth Portfolio -- Class
 S2                                                                          576     10.602544   to     10.602544           6,102
MTB Moderate Growth Fund II                                                1,667     10.115741   to     10.115741          16,865
Columbia Marsico International Opportunities VS Fund -- Class B        8,705,757      1.508985   to     16.292564      14,070,397
Columbia High Yield VS Fund                                            6,828,198      1.688057   to     15.858416      12,341,363
Columbia Marsico Focused Equities VS Fund -- Class A                   9,575,924      1.108176   to     14.829327      11,249,183
Nations Asset Allocation Portfolio -- Class A                          3,829,738      1.054243   to      1.131020       4,207,927
Columbia Marsico Growth VS Fund -- Class A                             8,292,114      1.103995   to     14.836027       9,759,600
Columbia Marsico 21st Century VS Fund -- Class A                       2,082,800      1.510522   to     14.719148       3,298,915
Columbia Marsico Midcap Growth VS Fund -- Class A                     13,666,437      0.987560   to     18.296062      14,564,931

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA -- Class SRV                     58,598     $8.967505   to    $15.392800        $540,945
Oppenheimer Global Securities Fund/VA -- Class SRV                       783,025      9.950174   to     16.364234       7,996,757
Oppenheimer Main Street Fund(R)/VA -- Class SRV                          118,111      9.522136   to     14.700706       1,153,987
Oppenheimer Main Street Small Cap Fund(R)/VA -- Class SRV                610,439     10.744760   to     17.372134       6,773,021
Oppenheimer Value Fund/VA -- Class SRV                                    19,823      9.199060   to      9.516918         187,255
Putnam VT Diversified Income Fund -- Class IB                          1,770,887     11.742965   to     17.449174      21,958,810
Putnam VT Global Asset Allocation Fund -- Class IB                        55,503     10.129787   to     15.472814         627,010
Putnam International Value Fund -- Class IB                               10,499      7.567555   to      7.763364          80,957
Putnam VT International Equity Fund -- Class IB                           37,709      7.851160   to      8.134685         301,731
Putnam VT Small Cap Value Fund -- Class IB                                27,671     10.396230   to     16.907758         310,558
Putnam VT Voyager -- Class IB                                                729     15.402708   to     15.402708          11,236
JPMorgan Insurance Trust Core Bond Portfolio -- 1                      7,135,061     11.119020   to     18.959237      90,515,342
JPMorgan Insurance Trust U.S. Equity Portfolio                           755,738     12.071962   to     19.934245       9,668,261
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1                 725,896     10.309502   to     30.916736      10,115,535
JPMorgan Insurance Trust Equity Index Portfolio -- 1                   3,531,055     10.810065   to     14.128658      39,745,472
JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1                  343,848     10.767758   to     16.671983       3,936,629
JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1                   840,976     10.929294   to     17.843063      11,817,527
JPMorgan Insurance Trust Mid Cap Value Portfolio                         637,406     10.510205   to     21.406925       8,545,963
Jennison 20/20 Focus Portfolio -- Class II                                52,103      1.449157   to     15.049554         183,943
Jennison Portfolio -- Class II                                           155,499      0.902404   to      6.904393         295,574
Prudential Value Portfolio -- Class II                                    73,378      1.176021   to      1.252920          89,904
Prudential Series International Growth -- Class II                         6,429      0.989198   to      1.038159           6,456
Legg Mason ClearBridge Variable Equity Income Builder Portfolio
 -- Class I                                                                9,725      8.613643   to      8.613643          83,764
Legg Mason ClearBridge Variable Fundamental Value
 Portfolio -- Class I                                                    107,471      8.882732   to      9.050534         972,469
Legg Mason Western Asset Variable Global High Yield Bond
 Portfolio -- Class I                                                     43,306      1.836238   to      1.904292          82,118
Legg Mason ClearBridge Variable Investors Portfolio --
 Class I                                                                 259,657      1.228844   to      1.249379         324,250
Invesco Van Kampen V. I. Growth and Income Fund --
 Class S2                                                                157,652      9.661676   to     15.617708       1,685,931
Invesco Van Kampen V. I. Comstock Fund -- Class S2                        27,217     13.925507   to     14.988434         391,939
Wells Fargo Advantage VT Index Asset Allocation Fund                      10,126      1.194023   to      1.194023          12,090
Wells Fargo Advantage VT Total Return Bond Fund                            6,897      1.465421   to      1.465421          10,108
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2                  25,517      1.106480   to      1.156101          28,778
Wells Fargo Advantage VT International Equity Fund -- Class I          1,627,831      0.973781   to      8.250411       1,886,901
Wells Fargo Advantage VT International Equity Fund -- Class 2                818     12.161325   to     12.161325           9,963
Wells Fargo Advantage VT Small Cap Growth Fund                             7,891      1.645996   to      1.693771          13,113
Wells Fargo Advantage VT Small Cap Growth Fund -- Class 1                145,427     12.720756   to     12.793044       1,855,970
Wells Fargo Advantage VT Discovery Fund                                      222     15.612951   to     15.612951           3,469
Wells Fargo Advantage VT Small Cap Value Fund -- Class 1               1,402,355     12.132226   to     12.253941      17,084,752
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Invesco V.I. Basic Value Fund -- Class S1                                  6,002      1.111071   to      1.111071           6,669
Invesco V.I. Core Equity Fund -- Class S1                                  1,412     11.690539   to     11.931858          16,716

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund -- Class S1                       80,130     $1.290550   to     $1.334248        $106,139
Invesco V. I. International Growth Fund -- Class S1                          529      2.068142   to      2.068142           1,093
Invesco V.I. Mid Cap Core Equity Fund -- Class S1                         26,436      1.773146   to      1.823135          47,630
Invesco V.I. Small Cap Equity Fund -- Class S1                             1,020     14.978690   to     15.361343          15,444
American Funds Global Growth and Income Fund -- Class 2                    1,997     10.535571   to     10.686488          21,102
American Funds Asset Allocation Fund -- Class 2                           21,448     12.947485   to     14.499899         293,584
American Funds Blue Chip Income and Growth Fund -- Class 2               102,394      1.041977   to      1.078165         108,020
American Funds Bond Fund -- Class 2                                        4,101     14.471507   to     15.190721          61,600
American Funds Global Growth Fund -- Class 2                               3,209     12.746831   to     16.895571          48,544
American Funds Growth Fund -- Class 2                                     34,842      9.617146   to     14.756777         466,119
American Funds Growth-Income Fund -- Class 2                              29,432     12.288512   to     14.193607         385,068
American Funds International Fund -- Class 2                               6,752     12.276433   to     16.568395         107,528
American Funds New World Fund -- Class 2                                     178     28.052486   to     29.687121           5,101
American Funds Global Small Capitalization Fund -- Class 2                 2,876     16.059663   to     22.377840          59,046
Fidelity VIP Mid Cap Portfolio -- Class SRV2                                 530     11.157453   to     11.157453           5,909
Franklin Rising Dividends Securities Fund -- Class 2                       7,692     14.531787   to     14.870115         114,015
Franklin Income Securities Fund -- Class 2                                14,190     16.176367   to     16.683024         236,011
Franklin Income Securities Fund -- Class 4                                   495     10.670117   to     10.670117           5,286
Franklin Large Cap Growth Securities Fund -- Class 2                         621     11.160712   to     11.510411           7,084
Franklin Global Real Estate Securities Fund -- Class 2                       146     17.659480   to     17.659480           2,583
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                   6,428      8.451916   to     15.025305          58,708
Franklin Strategic Income Securities Fund -- Class 1                       7,367     18.170485   to     20.040289         139,248
Franklin Strategic Income Securities Fund -- Class 4                       1,645     11.729285   to     11.729285          19,290
Mutual Shares Securities Fund -- Class 2                                   7,096     14.056883   to     16.838095         110,964
Templeton Developing Markets Securities Fund -- Class 1                      893     23.623172   to     28.387678          22,578
Templeton Developing Markets Securities Fund -- Class 4                    1,166      9.919128   to      9.919128          11,568
Templeton Foreign Securities Fund -- Class 2                               5,164     12.497858   to     14.051270          66,889
Templeton Growth Securities Fund -- Class 2                               16,954     12.024814   to     13.439635         210,615
Mutual Global Discovery Securities Fund -- Class 2                         3,467     20.518313   to     21.076505          72,055
Franklin Flex Cap Growth Securities Fund -- Class 2                          666     11.537119   to     11.537119           7,684
Templeton Global Bond Securities Fund -- Class 4                           1,201     12.966950   to     12.966950          15,578
Hartford Advisers HLS Fund -- Class IB                                    25,922      1.279702   to      1.279702          33,173
Hartford Capital Appreciation HLS Fund -- Class IA                         1,135      9.560733   to      9.560733          10,850
Hartford Capital Appreciation HLS Fund -- Class IB                         9,454      2.380030   to      2.380030          22,502
Hartford Dividend and Growth HLS Fund -- Class IB                         12,993      1.525451   to      1.525451          19,820
Hartford International Opportunities HLS Fund -- Class IB                    145      1.570922   to      1.570922             227
Hartford Money Market HLS Fund -- Class IA                               169,635      1.056032   to      1.146669         191,593
Hartford Money Market HLS Fund -- Class IB                                59,935      1.012922   to      1.012922          60,709
Hartford Stock HLS Fund -- Class IB                                       11,613      1.123372   to      1.123372          13,046
Hartford Value HLS Fund Class -- IA                                          536      9.762243   to      9.762243           5,236
American Funds Global Growth HLS Fund -- Class IB                            528      9.679999   to      9.679999           5,110
American Funds Global Small Capitalization HLS Fund -- Class IB            1,177      9.569994   to      9.569994          11,266
American Funds Growth HLS Fund -- Class IB                                   590      9.260302   to      9.260302           5,459
American Funds International HLS Fund -- Class IB                          1,088      8.894507   to      8.894507           9,681
MFS(R) Core Equity Series -- Class INIT                                   17,813      6.936689   to      9.448727         158,541
MFS(R) Growth Series -- Class INIT                                         4,742      9.494344   to      9.771444          46,116

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global Equity Series -- Class INIT                                    716    $13.985128   to    $13.985128         $10,009
MFS(R) High Income Series -- Class INIT                                    1,739     14.433501   to     14.854464          25,372
MFS(R) Investors Growth Stock Series -- Class INIT                         4,865      8.851891   to      9.273210          43,526
MFS(R) Investors Trust Series -- Class INIT                                6,692      9.325710   to     10.970891          65,927
MFS(R) New Discovery Series -- Class INIT                                  7,566     11.782080   to     19.971233         118,933
MFS(R) Total Return Series -- Class INIT                                  14,027     13.209657   to     15.484902         200,231
MFS(R) Value Series -- Class INIT                                             62     16.401167   to     16.401167           1,024
MFS(R) Research Bond Series -- Class INIT                                  1,763     12.152175   to     12.152175          21,423
MFS(R) Research International Series -- Class INIT                           566     12.995775   to     12.995775           7,353
Wells Fargo Advantage VT Small Cap Growth Fund -- Class 1                    179     12.787249   to     12.787249           2,285
Wells Fargo Advantage VT Small Cap Value Fund -- Class 1                     160     12.206768   to     12.206768           1,956

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $100,284                   $217,463
                                       ----------                -----------
EXPENSE:
 Administrative charges                        --                         --
 Mortality and Expense Risk
  charges                                 (65,790)                  (125,206)
                                       ----------                -----------
  Total Expenses                          (65,790)                  (125,206)
                                       ----------                -----------
  Net investment income (loss)             34,494                     92,257
                                       ----------                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    17,941                     99,499
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             341,554                    155,563
                                       ----------                -----------
  Net gain (loss) on
   investments                            359,495                    255,062
                                       ----------                -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $393,989                   $347,319
                                       ==========                ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                    SMALL/MID-CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL                BASIC
                                   VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,728                    $2,458                    $22,102                  $232,497
                                      ----------                 ---------                 ----------              ------------
EXPENSE:
 Administrative charges                       --                        --                         --                   (60,224)
 Mortality and Expense Risk
  charges                                (22,732)                   (2,310)                   (20,779)                 (695,079)
                                      ----------                 ---------                 ----------              ------------
  Total Expenses                         (22,732)                   (2,310)                   (20,779)                 (755,303)
                                      ----------                 ---------                 ----------              ------------
  Net investment income
   (loss)                                (19,004)                      148                      1,323                  (522,806)
                                      ----------                 ---------                 ----------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,578                     6,821                      9,859                 1,856,323
 Net realized gain on
  distributions                               --                        --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            314,712                     6,928                    121,078                   373,672
                                      ----------                 ---------                 ----------              ------------
  Net gain (loss) on
   investments                           316,290                    13,749                    130,937                 2,229,995
                                      ----------                 ---------                 ----------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $297,286                   $13,897                   $132,260                $1,707,189
                                      ==========                 =========                 ==========              ============

                                    INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                      CAPITAL                   CORE                  GOVERNMENT
                                 APPRECIATION FUND           EQUITY FUND            SECURITIES FUND
                                  SUB-ACCOUNT (2)          SUB-ACCOUNT (3)          SUB-ACCOUNT (4)
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $147,376                 $752,083              $15,380,582
                                    ------------            -------------            -------------
EXPENSE:
 Administrative charges                  (28,304)                (129,750)                (475,631)
 Mortality and Expense Risk
  charges                               (368,110)              (1,320,520)              (5,469,010)
                                    ------------            -------------            -------------
  Total Expenses                        (396,414)              (1,450,270)              (5,944,641)
                                    ------------            -------------            -------------
  Net investment income
   (loss)                               (249,038)                (698,187)               9,435,941
                                    ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (178,874)                 279,872                  865,948
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,873,876                6,204,855                1,318,346
                                    ------------            -------------            -------------
  Net gain (loss) on
   investments                         2,695,002                6,484,727                2,184,294
                                    ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,445,964               $5,786,540              $11,620,235
                                    ============            =============            =============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    INVESCO V.I.           INVESCO V. I.
                                        HIGH               INTERNATIONAL
                                     YIELD FUND             GROWTH FUND
                                  SUB-ACCOUNT (5)         SUB-ACCOUNT (6)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $153,374               $1,631,698
                                     ----------            -------------
EXPENSE:
 Administrative charges                  (2,543)                 (92,069)
 Mortality and Expense Risk
  charges                               (27,606)              (1,139,166)
                                     ----------            -------------
  Total Expenses                        (30,149)              (1,231,235)
                                     ----------            -------------
  Net investment income (loss)          123,225                  400,463
                                     ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,725                 (976,547)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            20,736                8,145,899
                                     ----------            -------------
  Net gain (loss) on
   investments                           33,461                7,169,352
                                     ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $156,686               $7,569,815
                                     ==========            =============

(5)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(6)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.             INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                    MID CAP CORE               SMALL CAP               LARGE CAP                CAPITAL
                                     EQUITY FUND              EQUITY FUND             GROWTH FUND           DEVELOPMENT FUND
                                   SUB-ACCOUNT (7)          SUB-ACCOUNT (8)         SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $452,481                     $ --                 $61,144                   $ --
                                    -------------            -------------            ------------             ----------
EXPENSE:
 Administrative charges                  (120,245)                     (19)                (23,290)                    --
 Mortality and Expense Risk
  charges                              (1,393,575)                (753,337)               (226,321)               (54,107)
                                    -------------            -------------            ------------             ----------
  Total Expenses                       (1,513,820)                (753,356)               (249,611)               (54,107)
                                    -------------            -------------            ------------             ----------
  Net investment income
   (loss)                              (1,061,339)                (753,356)               (188,467)               (54,107)
                                    -------------            -------------            ------------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,047,205                  326,532                  (9,763)                85,746
 Net realized gain on
  distributions                                --                       --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,183,470               10,353,192               2,025,389                258,339
                                    -------------            -------------            ------------             ----------
  Net gain (loss) on
   investments                         10,230,675               10,679,724               2,015,626                344,085
                                    -------------            -------------            ------------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $9,169,336               $9,926,368              $1,827,159               $289,978
                                    =============            =============            ============             ==========

                                                                                  AMERICAN FUNDS
                                   INVESCO V.I.          AMERICAN FUNDS               GLOBAL
                                      GLOBAL                 GLOBAL                 GROWTH AND
                                 MULTI-ASSET FUND           BOND FUND               INCOME FUND
                                 SUB-ACCOUNT (11)          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,170               $2,559,450               $2,776,653
                                    ----------            -------------            -------------
EXPENSE:
 Administrative charges                     --                       --                       --
 Mortality and Expense Risk
  charges                              (19,205)              (1,576,474)              (1,865,469)
                                    ----------            -------------            -------------
  Total Expenses                       (19,205)              (1,576,474)              (1,865,469)
                                    ----------            -------------            -------------
  Net investment income
   (loss)                              (15,035)                 982,976                  911,184
                                    ----------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    345                  257,829               (2,188,234)
 Net realized gain on
  distributions                             --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          115,210                1,655,121               10,965,357
                                    ----------            -------------            -------------
  Net gain (loss) on
   investments                         115,555                1,912,950                8,777,123
                                    ----------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $100,520               $2,895,926               $9,688,307
                                    ==========            =============            =============

(7)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(8)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(11) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP
                                         ASSET                 INCOME AND
                                    ALLOCATION FUND            GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,895,613               $2,283,843
                                     -------------            -------------
EXPENSE:
 Administrative charges                   (525,143)                (201,167)
 Mortality and Expense Risk
  charges                               (5,019,146)              (2,284,768)
                                     -------------            -------------
  Total Expenses                        (5,544,289)              (2,485,935)
                                     -------------            -------------
  Net investment income (loss)             351,324                 (202,092)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (662,253)              (2,572,658)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,722,655               15,974,635
                                     -------------            -------------
  Net gain (loss) on
   investments                          30,060,402               13,401,977
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $30,411,726              $13,199,885
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS         AMERICAN FUNDS
                                     BOND FUND             GROWTH FUND            GROWTH FUND         GROWTH-INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $9,759,982             $1,484,222              $5,691,554            $10,457,980
                                    -----------            -----------            ------------            -----------
EXPENSE:
 Administrative charges                (565,962)              (177,086)             (1,389,925)            (1,246,212)
 Mortality and Expense Risk
  charges                            (5,355,580)            (1,662,991)            (13,110,013)           (11,755,606)
                                    -----------            -----------            ------------            -----------
  Total Expenses                     (5,921,542)            (1,840,077)            (14,499,938)           (13,001,818)
                                    -----------            -----------            ------------            -----------
  Net investment income
   (loss)                             3,838,440               (355,855)             (8,808,384)            (2,543,838)
                                    -----------            -----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 693,244               (897,690)            (25,151,934)           (17,833,977)
 Net realized gain on
  distributions                              --                     --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        10,761,385              9,888,937             158,351,456             85,435,620
                                    -----------            -----------            ------------            -----------
  Net gain (loss) on
   investments                       11,454,629              8,991,247             133,199,522             67,601,643
                                    -----------            -----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $15,293,069             $8,635,392            $124,391,138            $65,057,805
                                    ===========            ===========            ============            ===========

                                                                                 AMERICAN FUNDS
                                  AMERICAN FUNDS          AMERICAN FUNDS          GLOBAL SMALL
                                INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $4,617,549              $1,680,808             $1,532,550
                                    -----------            ------------            -----------
EXPENSE:
 Administrative charges                (390,623)               (180,090)              (153,015)
 Mortality and Expense Risk
  charges                            (3,693,082)             (1,718,865)            (1,458,610)
                                    -----------            ------------            -----------
  Total Expenses                     (4,083,705)             (1,898,955)            (1,611,625)
                                    -----------            ------------            -----------
  Net investment income
   (loss)                               533,844                (218,147)               (79,075)
                                    -----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (3,443,073)                950,877               (777,448)
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        14,288,614              14,887,941             17,364,480
                                    -----------            ------------            -----------
  Net gain (loss) on
   investments                       10,845,541              15,838,818             16,587,032
                                    -----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $11,379,385             $15,620,671            $16,507,957
                                    ===========            ============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       BB&T                 BB&T
                                      MID CAP          CAPITAL MANAGER
                                    GROWTH VIF           EQUITY VIF
                                 SUB-ACCOUNT (25)        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $61
                                     ---------              -----
EXPENSE:
 Administrative charges                     --                 --
 Mortality and Expense Risk
  charges                                 (275)               (73)
                                     ---------              -----
  Total Expenses                          (275)               (73)
                                     ---------              -----
  Net investment income (loss)            (275)               (12)
                                     ---------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (76,146)                28
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,984                481
                                     ---------              -----
  Net gain (loss) on
   investments                          (4,162)               509
                                     ---------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,437)              $497
                                     =========              =====

(25) Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BB&T                                      COLUMBIA
                                      BB&T                SPECIAL                BB&T              SMALL COMPANY
                                     SELECT            OPPORTUNITIES         TOTAL RETURN              GROWTH
                                   EQUITY VIF            EQUITY VIF            BOND VIF               VS FUND
                                SUB-ACCOUNT (12)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $16                  $1,299              $44,063                    $ --
                                      -----              ----------            ---------            ------------
EXPENSE:
 Administrative charges                  --                      --                   --                      --
 Mortality and Expense Risk
  charges                               (15)                (33,748)             (18,564)               (167,322)
                                      -----              ----------            ---------            ------------
  Total Expenses                        (15)                (33,748)             (18,564)               (167,322)
                                      -----              ----------            ---------            ------------
  Net investment income
   (loss)                                 1                 (32,449)              25,499                (167,322)
                                      -----              ----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1                  14,571               23,148                (724,247)
 Net realized gain on
  distributions                          --                      --                1,627                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           362                 305,695               18,618               2,778,150
                                      -----              ----------            ---------            ------------
  Net gain (loss) on
   investments                          363                 320,266               43,393               2,053,903
                                      -----              ----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $364                $287,817              $68,892              $1,886,581
                                      =====              ==========            =========            ============

                                                                                      WELLS FARGO
                                      COLUMBIA              EVERGREEN VA             ADVANTAGE VT
                                   LARGE CAP VALUE       DIVERSIFIED CAPITAL             OMEGA
                                       VS FUND              BUILDER FUND              GROWTH FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (13)       SUB-ACCOUNT (14)(15)
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $200,647               $16,739                   $3,920
                                    -------------             ---------                ---------
EXPENSE:
 Administrative charges                        --                  (456)                    (871)
 Mortality and Expense Risk
  charges                                (278,115)               (4,563)                  (7,068)
                                    -------------             ---------                ---------
  Total Expenses                         (278,115)               (5,019)                  (7,939)
                                    -------------             ---------                ---------
  Net investment income
   (loss)                                 (77,468)               11,720                   (4,019)
                                    -------------             ---------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,696,783)              (51,855)                   1,345
 Net realized gain on
  distributions                                --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,334,329                76,804                   61,397
                                    -------------             ---------                ---------
  Net gain (loss) on
   investments                          1,637,546                24,949                   62,742
                                    -------------             ---------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,560,078               $36,669                  $58,723
                                    =============             =========                =========

(12) Formerly BB&T Large Cap VIF. Change effective February 1, 2010. Funded as of June 19, 2010.

(13) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(14) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(15) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT           FIDELITY VIP
                                         CORE                  GROWTH
                                     EQUITY FUND             PORTFOLIO
                                   SUB-ACCOUNT (16)         SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $52,420                  $185
                                     ------------            ----------
EXPENSE:
 Administrative charges                   (10,646)                   --
 Mortality and Expense Risk
  charges                                (131,100)              (10,928)
                                     ------------            ----------
  Total Expenses                         (141,746)              (10,928)
                                     ------------            ----------
  Net investment income (loss)            (89,326)              (10,743)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    61,210                30,435
 Net realized gain on
  distributions                                --                 2,133
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,410,700               107,273
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,471,910               139,841
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,382,584              $129,098
                                     ============            ==========

(16) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     FIDELITY VIP
                                 FIDELITY VIP            FIDELITY VIP           FIDELITY VIP        DYNAMIC CAPITAL
                                CONTRAFUND(R)              MID CAP            VALUE STRATEGIES       APPRECIATION
                                  PORTFOLIO               PORTFOLIO              PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $193,811                 $19,279                $2,907                 $534
                                 ------------            ------------            ----------            ---------
EXPENSE:
 Administrative charges                    --                      --                    --                   --
 Mortality and Expense
  Risk charges                       (303,156)               (248,578)              (12,816)              (3,567)
                                 ------------            ------------            ----------            ---------
  Total Expenses                     (303,156)               (248,578)              (12,816)              (3,567)
                                 ------------            ------------            ----------            ---------
  Net investment income
   (loss)                            (109,345)               (229,299)               (9,909)              (3,033)
                                 ------------            ------------            ----------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            165,502                 137,357                34,310                9,715
 Net realized gain on
  distributions                         8,874                  49,162                    --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              2,590,214               3,668,426               132,654               23,738
                                 ------------            ------------            ----------            ---------
  Net gain (loss) on
   investments                      2,764,590               3,854,945               166,964               33,453
                                 ------------            ------------            ----------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $2,655,245              $3,625,646              $157,055              $30,420
                                 ============            ============            ==========            =========

                                                         FRANKLIN
                                FIDELITY VIP              RISING                   FRANKLIN
                              STRATEGIC INCOME           DIVIDENDS                  INCOME
                                 PORTFOLIO            SECURITIES FUND          SECURITIES FUND
                              SUB-ACCOUNT (17)          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $549                 $4,634,931               $67,082,779
                                   ------              -------------            --------------
EXPENSE:
 Administrative charges                --                   (425,222)               (1,494,845)
 Mortality and Expense
  Risk charges                        (24)                (4,525,653)              (15,801,184)
                                   ------              -------------            --------------
  Total Expenses                      (24)                (4,950,875)              (17,296,029)
                                   ------              -------------            --------------
  Net investment income
   (loss)                             525                   (315,944)               49,786,750
                                   ------              -------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions              2                 (3,385,317)                  617,358
 Net realized gain on
  distributions                       294                         --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (452)                53,265,489                51,350,951
                                   ------              -------------            --------------
  Net gain (loss) on
   investments                       (156)                49,880,172                51,968,309
                                   ------              -------------            --------------
  Net increase (decrease)
   in net assets resulting
   from operations                   $369                $49,564,228              $101,755,059
                                   ======              =============            ==============

(17) Funded as of August 10, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN               FRANKLIN
                                      LARGE CAP                GLOBAL
                                        GROWTH              REAL ESTATE
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $437,430               $39,770
                                     ------------            ----------
EXPENSE:
 Administrative charges                   (83,154)               (2,112)
 Mortality and Expense Risk
  charges                                (894,649)              (18,953)
                                     ------------            ----------
  Total Expenses                         (977,803)              (21,065)
                                     ------------            ----------
  Net investment income (loss)           (540,373)               18,705
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (752,682)              (39,630)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,277,530               264,721
                                     ------------            ----------
  Net gain (loss) on
   investments                          5,524,848               225,091
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,984,475              $243,796
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN                FRANKLIN
                                    SMALL-MID CAP             SMALL CAP                STRATEGIC
                                       GROWTH                   VALUE                   INCOME                MUTUAL SHARES
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $118,840              $13,782,153                $7,671,506
                                    -------------            ------------            -------------            --------------
EXPENSE:
 Administrative charges                  (152,274)                     --                 (447,498)                 (806,367)
 Mortality and Expense Risk
  charges                              (1,520,391)               (266,089)              (4,715,296)               (7,736,291)
                                    -------------            ------------            -------------            --------------
  Total Expenses                       (1,672,665)               (266,089)              (5,162,794)               (8,542,658)
                                    -------------            ------------            -------------            --------------
  Net investment income
   (loss)                              (1,672,665)               (147,249)               8,619,359                  (871,152)
                                    -------------            ------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (487,089)               (121,512)               2,601,757               (15,845,739)
 Net realized gain on
  distributions                                --                      --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          23,261,175               3,432,979               14,204,490                59,885,848
                                    -------------            ------------            -------------            --------------
  Net gain (loss) on
   investments                         22,774,086               3,311,467               16,806,247                44,040,109
                                    -------------            ------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $21,101,421              $3,164,218              $25,425,606               $43,168,957
                                    =============            ============            =============            ==============

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                TEMPLETON
                                       MARKETS                  FOREIGN               GLOBAL ASSET
                                   SECURITIES FUND          SECURITIES FUND          ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (26)
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,321,389               $3,344,293                  $61,813
                                    -------------            -------------            -------------
EXPENSE:
 Administrative charges                  (117,465)                (298,895)                    (761)
 Mortality and Expense Risk
  charges                              (1,261,779)              (2,875,763)                  (6,775)
                                    -------------            -------------            -------------
  Total Expenses                       (1,379,244)              (3,174,658)                  (7,536)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                                 (57,855)                 169,635                   54,277
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   835,164               (4,255,371)              (1,756,129)
 Net realized gain on
  distributions                                --                       --                   98,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,125,520               14,874,480                1,645,441
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         10,960,684               10,619,109                  (12,329)
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,902,829              $10,788,744                  $41,948
                                    =============            =============            =============

(26) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                  MUTUAL
                                         GROWTH              GLOBAL DISCOVERY
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,363,706               $1,884,484
                                     --------------            -------------
EXPENSE:
 Administrative charges                    (527,175)                (212,532)
 Mortality and Expense Risk
  charges                                (5,002,388)              (2,422,708)
                                     --------------            -------------
  Total Expenses                         (5,529,563)              (2,635,240)
                                     --------------            -------------
  Net investment income (loss)           (1,165,857)                (750,756)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (20,897,665)              (1,112,939)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,630,987               15,958,448
                                     --------------            -------------
  Net gain (loss) on
   investments                           16,733,322               14,845,509
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $15,567,465              $14,094,753
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                FRANKLIN
                                      FLEX CAP               LARGE CAP               TEMPLETON                HARTFORD
                                       GROWTH                  VALUE                GLOBAL BOND               ADVISERS
                                  SECURITIES FUND         SECURITIES FUND         SECURITIES FUND             HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (18)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $163,292                $228,354                $208,066
                                    ------------            ------------            ------------            ------------
EXPENSE:
 Administrative charges                  (35,307)                (15,692)                     --                 (25,875)
 Mortality and Expense Risk
  charges                               (355,843)               (142,729)               (271,133)               (311,921)
                                    ------------            ------------            ------------            ------------
  Total Expenses                        (391,150)               (158,421)               (271,133)               (337,796)
                                    ------------            ------------            ------------            ------------
  Net investment income
   (loss)                               (391,150)                  4,871                 (42,779)               (129,730)
                                    ------------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   62,115                   6,780                   9,304                (690,371)
 Net realized gain on
  distributions                               --                      --                  41,035                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,250,007               1,021,271               1,854,999               2,477,445
                                    ------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                         3,312,122               1,028,051               1,905,338               1,787,074
                                    ------------            ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,920,972              $1,032,922              $1,862,559              $1,657,344
                                    ============            ============            ============            ============

                                 HARTFORD            HARTFORD            HARTFORD
                                   TOTAL              CAPITAL            DIVIDEND
                                RETURN BOND        APPRECIATION         AND GROWTH
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $6,722,707          $1,051,940          $1,933,600
                               -------------       -------------       -------------
EXPENSE:
 Administrative charges              (88,224)            (58,022)            (43,467)
 Mortality and Expense Risk
  charges                         (2,606,338)         (2,302,028)         (1,559,749)
                               -------------       -------------       -------------
  Total Expenses                  (2,694,562)         (2,360,050)         (1,603,216)
                               -------------       -------------       -------------
  Net investment income
   (loss)                          4,028,145          (1,308,110)            330,384
                               -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (409,093)           (648,691)            258,328
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,907,898          23,055,266          10,629,065
                               -------------       -------------       -------------
  Net gain (loss) on
   investments                     4,498,805          22,406,575          10,887,393
                               -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $8,526,950         $21,098,465         $11,217,777
                               =============       =============       =============

(18) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                   GLOBAL RESEARCH        GLOBAL HEALTH
                                      HLS FUND              HLS FUND
                                  SUB-ACCOUNT (19)         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,984                   $81
                                      ---------             ---------
EXPENSE:
 Administrative charges                      --                  (499)
 Mortality and Expense Risk
  charges                                (7,109)               (4,218)
                                      ---------             ---------
  Total Expenses                         (7,109)               (4,717)
                                      ---------             ---------
  Net investment income (loss)           (3,125)               (4,636)
                                      ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,556                (1,712)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            54,401                23,276
                                      ---------             ---------
  Net gain (loss) on
   investments                           59,957                21,564
                                      ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $56,832               $16,928
                                      =========             =========

(19) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD                                      HARTFORD
                                     HARTFORD             DISCIPLINED              HARTFORD                GROWTH
                                  GLOBAL GROWTH              EQUITY                 GROWTH             OPPORTUNITIES
                                     HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (20)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $733                $144,962                $1,814                  $3,984
                                    ----------            ------------            ----------            ------------
EXPENSE:
 Administrative charges                 (1,074)                   (532)                  (45)                    (62)
 Mortality and Expense Risk
  charges                              (11,861)               (154,181)              (11,635)               (400,768)
                                    ----------            ------------            ----------            ------------
  Total Expenses                       (12,935)               (154,713)              (11,680)               (400,830)
                                    ----------            ------------            ----------            ------------
  Net investment income
   (loss)                              (12,202)                 (9,751)               (9,866)               (396,846)
                                    ----------            ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (85,524)                 23,081                93,387                 122,165
 Net realized gain on
  distributions                             --                      --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          183,802               1,342,978                76,912               4,627,090
                                    ----------            ------------            ----------            ------------
  Net gain (loss) on
   investments                          98,278               1,366,059               170,299               4,749,255
                                    ----------            ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $86,076              $1,356,308              $160,433              $4,352,409
                                    ==========            ============            ==========            ============

                                                                                  HARTFORD
                                     HARTFORD             HARTFORD             INTERNATIONAL
                                    HIGH YIELD              INDEX              OPPORTUNITIES
                                     HLS FUND             HLS FUND                HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (21)(22)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $36,527               $5,473                 $100,901
                                    ----------            ---------             ------------
EXPENSE:
 Administrative charges                   (250)                (568)                  (7,748)
 Mortality and Expense Risk
  charges                              (78,178)              (4,803)                (139,924)
                                    ----------            ---------             ------------
  Total Expenses                       (78,428)              (5,371)                (147,672)
                                    ----------            ---------             ------------
  Net investment income
   (loss)                              (41,901)                 102                  (46,771)
                                    ----------            ---------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 26,955              (36,024)                 (21,326)
 Net realized gain on
  distributions                             --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          671,193               79,111                1,108,154
                                    ----------            ---------             ------------
  Net gain (loss) on
   investments                         698,148               43,087                1,086,828
                                    ----------            ---------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $656,247              $43,189               $1,040,057
                                    ==========            =========             ============

(20) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(21) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(22) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD
                                   SMALL/MID CAP            HARTFORD
                                       EQUITY                MIDCAP
                                      HLS FUND              HLS FUND
                                  SUB-ACCOUNT (23)        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,460                $1,046
                                     ----------            ----------
EXPENSE:
 Administrative charges                      --                (2,653)
 Mortality and Expense Risk
  charges                               (36,327)              (22,271)
                                     ----------            ----------
  Total Expenses                        (36,327)              (24,924)
                                     ----------            ----------
  Net investment income (loss)          (21,867)              (23,878)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  35,952                (5,371)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           426,416               380,678
                                     ----------            ----------
  Net gain (loss) on
   investments                          462,368               375,307
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $440,501              $351,429
                                     ==========            ==========

(23) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                HARTFORD                 HARTFORD               HARTFORD
                                MIDCAP VALUE            MONEY MARKET            SMALL COMPANY         SMALLCAP GROWTH
                                  HLS FUND                HLS FUND                 HLS FUND               HLS FUND
                              SUB-ACCOUNT (24)           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $1,873                      $ --                    $ --                  $ --
                                  ---------             -------------            ------------            ----------
EXPENSE:
 Administrative charges                  --                  (484,559)                 (5,953)                  (61)
 Mortality and Expense
  Risk charges                       (5,602)               (5,000,529)                (86,639)              (14,524)
                                  ---------             -------------            ------------            ----------
  Total Expenses                     (5,602)               (5,485,088)                (92,592)              (14,585)
                                  ---------             -------------            ------------            ----------
  Net investment income
   (loss)                            (3,729)               (5,485,088)                (92,592)              (14,585)
                                  ---------             -------------            ------------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions              674                        --                  82,189                39,270
 Net realized gain on
  distributions                          --                        --                      --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               48,516                        --                 978,173               210,205
                                  ---------             -------------            ------------            ----------
  Net gain (loss) on
   investments                       49,190                        --               1,060,362               249,475
                                  ---------             -------------            ------------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $45,461               $(5,485,088)               $967,770              $234,890
                                  =========             =============            ============            ==========

                                                          HARTFORD
                                   HARTFORD            U.S. GOVERNMENT             HARTFORD
                                    STOCK                SECURITIES                 VALUE
                                   HLS FUND               HLS FUND                 HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (28)(29)
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $110,970               $426,384                 $19,871
                                 ------------            -----------              ----------
EXPENSE:
 Administrative charges               (21,159)                (1,143)                    (13)
 Mortality and Expense
  Risk charges                       (221,314)              (154,684)                (24,338)
                                 ------------            -----------              ----------
  Total Expenses                     (242,473)              (155,827)                (24,351)
                                 ------------            -----------              ----------
  Net investment income
   (loss)                            (131,503)               270,557                  (4,480)
                                 ------------            -----------              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (864,976)                56,945                  62,803
 Net realized gain on
  distributions                            --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              2,448,783               (208,438)                139,463
                                 ------------            -----------              ----------
  Net gain (loss) on
   investments                      1,583,807               (151,493)                202,266
                                 ------------            -----------              ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,452,304               $119,064                $197,786
                                 ============            ===========              ==========

(24) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

(28) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(29) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                                             BLUE CHIP
                                    AMERICAN FUNDS           INCOME AND
                                   ASSET ALLOCATION            GROWTH
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $192,007              $158,839
                                     ------------            ----------
EXPENSE:
 Administrative charges                        --                    --
 Mortality and Expense Risk
  charges                                (178,630)              (93,015)
                                     ------------            ----------
  Total Expenses                         (178,630)              (93,015)
                                     ------------            ----------
  Net investment income (loss)             13,377                65,824
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    69,827                31,580
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,075,307               447,143
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,145,134               478,723
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,158,511              $544,547
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              AMERICAN FUNDS
                                AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL GROWTH          AMERICAN FUNDS
                                     BOND               GLOBAL BOND             AND INCOME           GLOBAL GROWTH
                                   HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $740,517               $49,137                $260,272               $36,663
                                 ------------            ----------            ------------            ----------
EXPENSE:
 Administrative charges                    --                    --                      --                    --
 Mortality and Expense
  Risk charges                       (504,033)              (75,934)               (225,105)              (64,852)
                                 ------------            ----------            ------------            ----------
  Total Expenses                     (504,033)              (75,934)               (225,105)              (64,852)
                                 ------------            ----------            ------------            ----------
  Net investment income
   (loss)                             236,484               (26,797)                 35,167               (28,189)
                                 ------------            ----------            ------------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             79,460                10,377                 127,082                41,061
 Net realized gain on
  distributions                            --                 3,727                      --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,037,241               149,125               1,094,809               364,336
                                 ------------            ----------            ------------            ----------
  Net gain (loss) on
   investments                      1,116,701               163,229               1,221,891               405,397
                                 ------------            ----------            ------------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,353,185              $136,432              $1,257,058              $377,208
                                 ============            ==========            ============            ==========

                                AMERICAN FUNDS
                                 GLOBAL SMALL           AMERICAN FUNDS          AMERICAN FUNDS
                                CAPITALIZATION              GROWTH              GROWTH-INCOME
                                   HLS FUND                HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,349                $244,140                $362,985
                                 ------------            ------------            ------------
EXPENSE:
 Administrative charges                    --                      --                      --
 Mortality and Expense
  Risk charges                       (138,471)               (802,387)               (456,437)
                                 ------------            ------------            ------------
  Total Expenses                     (138,471)               (802,387)               (456,437)
                                 ------------            ------------            ------------
  Net investment income
   (loss)                            (137,122)               (558,247)                (93,452)
                                 ------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             94,549                 399,848                 220,915
 Net realized gain on
  distributions                            --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,721,670               8,234,167               2,544,791
                                 ------------            ------------            ------------
  Net gain (loss) on
   investments                      1,816,219               8,634,015               2,765,706
                                 ------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,679,097              $8,075,768              $2,672,254
                                 ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                    INTERNATIONAL             NEW WORLD
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $316,524                 $80,339
                                     ------------            ------------
EXPENSE:
 Administrative charges                        --                      --
 Mortality and Expense Risk
  charges                                (497,225)               (144,190)
                                     ------------            ------------
  Total Expenses                         (497,225)               (144,190)
                                     ------------            ------------
  Net investment income (loss)           (180,701)                (63,851)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   202,572                  90,814
 Net realized gain on
  distributions                           107,703                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,005,133               1,166,057
                                     ------------            ------------
  Net gain (loss) on
   investments                          2,315,408               1,256,871
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,134,707              $1,193,020
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA          HUNTINGTON VA                               HUNTINGTON VA
                                      INCOME               DIVIDEND            HUNTINGTON VA            MID CORP
                                   EQUITY FUND           CAPTURE FUND           GROWTH FUND           AMERICA FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $74,048               $284,362                $3,671               $28,644
                                    ----------            -----------            ----------            ----------
EXPENSE:
 Administrative charges                 (4,181)               (12,298)               (3,808)               (7,768)
 Mortality and Expense Risk
  charges                              (38,592)              (103,260)              (34,512)              (66,774)
                                    ----------            -----------            ----------            ----------
  Total Expenses                       (42,773)              (115,558)              (38,320)              (74,542)
                                    ----------            -----------            ----------            ----------
  Net investment income
   (loss)                               31,275                168,804               (34,649)              (45,898)
                                    ----------            -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (73,234)              (162,732)              (34,146)              (19,823)
 Net realized gain on
  distributions                             --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          299,942                808,753               277,518               884,225
                                    ----------            -----------            ----------            ----------
  Net gain (loss) on
   investments                         226,708                646,021               243,372               864,402
                                    ----------            -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $257,983               $814,825              $208,723              $818,504
                                    ==========            ===========            ==========            ==========

                                   HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                        NEW                 ROTATING           INTERNATIONAL
                                   ECONOMY FUND           MARKETS FUND          EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,867               $15,966               $60,815
                                    -----------            ----------            ----------
EXPENSE:
 Administrative charges                  (6,543)               (2,730)                   --
 Mortality and Expense Risk
  charges                               (57,186)              (22,810)              (77,642)
                                    -----------            ----------            ----------
  Total Expenses                        (63,729)              (25,540)              (77,642)
                                    -----------            ----------            ----------
  Net investment income
   (loss)                               (59,862)               (9,574)              (16,827)
                                    -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (116,998)              (20,142)              (48,009)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           700,485               106,441               431,532
                                    -----------            ----------            ----------
  Net gain (loss) on
   investments                          583,487                86,299               383,523
                                    -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $523,625               $76,725              $366,696
                                    ===========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         HUNTINGTON VA
                                   HUNTINGTON VA            MORTGAGE
                                   MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,973               $67,920
                                     ----------            ----------
EXPENSE:
 Administrative charges                  (1,290)                   --
 Mortality and Expense Risk
  charges                               (18,479)              (47,622)
                                     ----------            ----------
  Total Expenses                        (19,769)              (47,622)
                                     ----------            ----------
  Net investment income (loss)           (8,796)               20,298
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (43,700)                9,692
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           207,395                70,168
                                     ----------            ----------
  Net gain (loss) on
   investments                          163,695                79,860
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $154,899              $100,158
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           LORD ABBETT          LORD ABBETT            LORD ABBETT
                                   HUNTINGTON VA           FUNDAMENTAL       CAPITAL STRUCTURE        BOND-DEBENTURE
                                     SITUS FUND         EQUITY PORTFOLIO         PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (30)      SUB-ACCOUNT (31)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $23,022                 $99                $57,725                $822,381
                                    ------------             -------             ----------            ------------
EXPENSE:
 Administrative charges                   (3,557)                 --                     --                      --
 Mortality and Expense Risk
  charges                                (89,190)                (33)               (29,476)               (225,808)
                                    ------------             -------             ----------            ------------
  Total Expenses                         (92,747)                (33)               (29,476)               (225,808)
                                    ------------             -------             ----------            ------------
  Net investment income
   (loss)                                (69,725)                 66                 28,249                 596,573
                                    ------------             -------             ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (33,352)                  1                 (8,021)                 81,528
 Net realized gain on
  distributions                               --                  --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,492,507               2,841                213,178                 713,340
                                    ------------             -------             ----------            ------------
  Net gain (loss) on
   investments                         1,459,155               2,842                205,157                 794,868
                                    ------------             -------             ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,389,430              $2,908               $233,406              $1,391,441
                                    ============             =======             ==========            ============

                                   LORD ABBETT
                                    GROWTH AND
                                      INCOME              MFS(R) CORE            MFS(R) GROWTH
                                    PORTFOLIO            EQUITY SERIES               SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $15,419                 $77,263                 $21,233
                                    ----------            ------------            ------------
EXPENSE:
 Administrative charges                     --                 (11,034)                (29,864)
 Mortality and Expense Risk
  charges                              (43,249)               (109,574)               (295,040)
                                    ----------            ------------            ------------
  Total Expenses                       (43,249)               (120,608)               (324,904)
                                    ----------            ------------            ------------
  Net investment income
   (loss)                              (27,830)                (43,345)               (303,671)
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 30,772                 (86,771)                126,838
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          404,497               1,099,772               2,630,893
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                         435,269               1,013,001               2,757,731
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $407,439                $969,656              $2,454,060
                                    ==========            ============            ============

(30) Funded as of September 21, 2010.

(31) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    MFS(R) GLOBAL            MFS(R) HIGH
                                    EQUITY SERIES           INCOME SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $68,526               $6,673,515
                                     -----------            -------------
EXPENSE:
 Administrative charges                  (11,457)                (150,298)
 Mortality and Expense Risk
  charges                               (115,960)              (1,440,705)
                                     -----------            -------------
  Total Expenses                        (127,417)              (1,591,003)
                                     -----------            -------------
  Net investment income (loss)           (58,891)               5,082,512
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  147,132                  968,098
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            632,454                4,428,688
                                     -----------            -------------
  Net gain (loss) on
   investments                           779,586                5,396,786
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $720,695              $10,479,298
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) INVESTORS
                                       GROWTH             MFS(R) INVESTORS          MFS(R) MID CAP            MFS(R) NEW
                                    STOCK SERIES            TRUST SERIES            GROWTH SERIES          DISCOVERY SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $64,201               $1,500,927                    $ --                     $ --
                                    ------------            -------------            ------------            -------------
EXPENSE:
 Administrative charges                  (22,867)                (214,952)                (43,477)                (134,875)
 Mortality and Expense Risk
  charges                               (221,694)              (2,031,456)               (425,931)              (1,282,359)
                                    ------------            -------------            ------------            -------------
  Total Expenses                        (244,561)              (2,246,408)               (469,408)              (1,417,234)
                                    ------------            -------------            ------------            -------------
  Net investment income
   (loss)                               (180,360)                (745,481)               (469,408)              (1,417,234)
                                    ------------            -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (67,708)              (1,193,292)               (256,444)              (1,817,433)
 Net realized gain on
  distributions                               --                       --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,530,019               13,480,995               6,927,912               26,972,651
                                    ------------            -------------            ------------            -------------
  Net gain (loss) on
   investments                         1,462,311               12,287,703               6,671,468               25,155,218
                                    ------------            -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,281,951              $11,542,222              $6,202,060              $23,737,984
                                    ============            =============            ============            =============


                               MFS(R) TOTAL        MFS(R) VALUE            MFS(R) RESEARCH
                               RETURN SERIES          SERIES                 BOND SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $11,092,149          $1,266,713               $2,217,640
                               -------------       -------------            -------------
EXPENSE:
 Administrative charges             (668,838)           (104,790)                (116,705)
 Mortality and Expense Risk
  charges                         (6,362,549)         (1,438,854)              (1,195,268)
                               -------------       -------------            -------------
  Total Expenses                  (7,031,387)         (1,543,644)              (1,311,973)
                               -------------       -------------            -------------
  Net investment income
   (loss)                          4,060,762            (276,931)                 905,667
                               -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (5,966,264)           (287,403)                 159,299
 Net realized gain on
  distributions                           --                  --                  229,229
 Net unrealized appreciation
  (depreciation) of
  investments during the year     32,380,588           9,123,765                2,528,379
                               -------------       -------------            -------------
  Net gain (loss) on
   investments                    26,414,324           8,836,362                2,916,907
                               -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $30,475,086          $8,559,431               $3,822,574
                               =============       =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   MFS(R) RESEARCH        MFS(R) RESEARCH
                                 INTERNATIONAL SERIES          SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $368,502               $49,281
                                     ------------            ----------
EXPENSE:
 Administrative charges                   (38,647)               (8,858)
 Mortality and Expense Risk
  charges                                (359,963)              (83,928)
                                     ------------            ----------
  Total Expenses                         (398,610)              (92,786)
                                     ------------            ----------
  Net investment income (loss)            (30,108)              (43,505)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (373,353)               97,668
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,444,056               621,111
                                     ------------            ----------
  Net gain (loss) on
   investments                          2,070,703               718,779
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,040,595              $675,274
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       INVESCO
                                       BLACKROCK                BLACKROCK         VAN KAMPEN V. I.        UIF MID CAP
                                        GLOBAL                  LARGE CAP           INTERNATIONAL            GROWTH
                                OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND        GROWTH EQUITY          PORTFOLIO
                                   SUB-ACCOUNT (32)            SUB-ACCOUNT        SUB-ACCOUNT (33)      SUB-ACCOUNT (34)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $834                    $5,086                 $415                   $ --
                                        -------                 ---------              -------             ----------
EXPENSE:
 Administrative charges                     (50)                     (724)                  --                     --
 Mortality and Expense Risk
  charges                                  (470)                   (8,527)                (485)               (34,457)
                                        -------                 ---------              -------             ----------
  Total Expenses                           (520)                   (9,251)                (485)               (34,457)
                                        -------                 ---------              -------             ----------
  Net investment income
   (loss)                                   314                    (4,165)                 (70)               (34,457)
                                        -------                 ---------              -------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      --                    24,491                    9                 65,803
 Net realized gain on
  distributions                              --                        --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,727                    35,321                2,500                561,525
                                        -------                 ---------              -------             ----------
  Net gain (loss) on
   investments                            2,727                    59,812                2,509                627,328
                                        -------                 ---------              -------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $3,041                   $55,647               $2,439               $592,871
                                        =======                 =========              =======             ==========

                                     INVESCO                                  MORGAN STANLEY --
                                 VAN KAMPEN V. I.      MORGAN STANLEY --           CAPITAL
                                     MID CAP             FOCUS GROWTH           OPPORTUNITIES
                                    VALUE FUND             PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (35)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,793                 $ --                    $ --
                                    ----------              -------               ---------
EXPENSE:
 Administrative charges                     --                  (11)                   (385)
 Mortality and Expense Risk
  charges                              (12,284)                (128)                 (3,333)
                                    ----------              -------               ---------
  Total Expenses                       (12,284)                (139)                 (3,718)
                                    ----------              -------               ---------
  Net investment income
   (loss)                               (5,491)                (139)                 (3,718)
                                    ----------              -------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 32,050                   (2)                  2,082
 Net realized gain on
  distributions                             --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          123,339                1,400                  46,343
                                    ----------              -------               ---------
  Net gain (loss) on
   investments                         155,389                1,398                  48,425
                                    ----------              -------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $149,898               $1,259                 $44,707
                                    ==========              =======               =========

(32) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(33) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(34) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --
                                       MID CAP           MORGAN STANLEY --
                                       GROWTH             FLEXIBLE INCOME
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $2,553
                                       -------                -------
EXPENSE:
 Administrative charges                    (40)                   (85)
 Mortality and Expense Risk
  charges                                 (292)                  (621)
                                       -------                -------
  Total Expenses                          (332)                  (706)
                                       -------                -------
  Net investment income (loss)            (332)                 1,847
                                       -------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    191                     83
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,534                    965
                                       -------                -------
  Net gain (loss) on
   investments                           5,725                  1,048
                                       -------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,393                 $2,895
                                       =======                =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               INVESCO V I SELECT                      COLUMBIA MARSICO
                                   DIMENSIONS                           INTERNATIONAL            COLUMBIA
                                    DIVIDEND         MTB MODERATE       OPPORTUNITIES           HIGH YIELD
                                GROWTH PORTFOLIO    GROWTH FUND II         VS FUND               VS FUND
                                SUB-ACCOUNT (36)      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $83                $115               $91,835            $1,023,330
                                      -----             -------          ------------          ------------
EXPENSE:
 Administrative charges                 (11)                 --               (25,627)              (24,681)
 Mortality and Expense Risk
  charges                               (85)               (195)             (260,052)             (238,712)
                                      -----             -------          ------------          ------------
  Total Expenses                        (96)               (195)             (285,679)             (263,393)
                                      -----             -------          ------------          ------------
  Net investment income
   (loss)                               (13)                (80)             (193,844)              759,937
                                      -----             -------          ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  61                  24               439,467               107,912
 Net realized gain on
  distributions                          --                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           425               1,476             1,166,073               324,938
                                      -----             -------          ------------          ------------
  Net gain (loss) on
   investments                          486               1,500             1,605,540               432,850
                                      -----             -------          ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $473              $1,420            $1,411,696            $1,192,787
                                      =====             =======          ============          ============


                                 COLUMBIA MARSICO          NATIONS          COLUMBIA MARSICO
                                 FOCUSED EQUITIES     ASSET ALLOCATION           GROWTH
                                     VS FUND              PORTFOLIO             VS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $47,023             $105,463               $11,095
                                   ------------          -----------          ------------
EXPENSE:
 Administrative charges                 (20,808)                  --               (17,982)
 Mortality and Expense Risk
  charges                              (196,275)             (82,106)             (181,060)
                                   ------------          -----------          ------------
  Total Expenses                       (217,083)             (82,106)             (199,042)
                                   ------------          -----------          ------------
  Net investment income
   (loss)                              (170,060)              23,357              (187,947)
                                   ------------          -----------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 274,283             (237,399)              712,623
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,527,791              656,599             1,133,115
                                   ------------          -----------          ------------
  Net gain (loss) on
   investments                        1,802,074              419,200             1,845,738
                                   ------------          -----------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,632,014             $442,557            $1,657,791
                                   ============          ===========          ============

(36) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO       COLUMBIA MARSICO
                                    21ST CENTURY          MIDCAP GROWTH
                                      VS FUND                VS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $8,816
                                     ----------            ------------
EXPENSE:
 Administrative charges                  (6,044)                (25,692)
 Mortality and Expense Risk
  charges                               (59,612)               (262,721)
                                     ----------            ------------
  Total Expenses                        (65,656)               (288,413)
                                     ----------            ------------
  Net investment income (loss)          (65,656)               (279,597)
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 118,791                  24,176
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           405,621               3,630,347
                                     ----------            ------------
  Net gain (loss) on
   investments                          524,412               3,654,523
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $458,756              $3,374,926
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                                                         OPPENHEIMER
                                     CAPITAL             OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                  APPRECIATION        GLOBAL SECURITIES         MAIN STREET             SMALL CAP
                                     FUND/VA               FUND/VA               FUND(R)/VA             FUND(R)/VA
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $91,515                $8,327                 $25,368
                                    ---------            ------------            ----------            ------------
EXPENSE:
 Administrative charges                    --                      --                    --                      --
 Mortality and Expense Risk
  charges                              (7,328)               (122,605)              (15,904)                (97,781)
                                    ---------            ------------            ----------            ------------
  Total Expenses                       (7,328)               (122,605)              (15,904)                (97,781)
                                    ---------            ------------            ----------            ------------
  Net investment income
   (loss)                              (7,328)                (31,090)               (7,577)                (72,413)
                                    ---------            ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 6,124                 141,381                 7,557                 121,364
 Net realized gain on
  distributions                            --                      --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,864                 871,900               144,924               1,199,301
                                    ---------            ------------            ----------            ------------
  Net gain (loss) on
   investments                         42,988               1,013,281               152,481               1,320,665
                                    ---------            ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $35,660                $982,191              $144,904              $1,248,252
                                    =========            ============            ==========            ============


                                   OPPENHEIMER            PUTNAM VT              PUTNAM VT
                                      VALUE              DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA             INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,380              $2,785,360              $30,780
                                    ---------            ------------            ---------
EXPENSE:
 Administrative charges                    --                      --                   --
 Mortality and Expense Risk
  charges                              (2,418)               (316,511)             (10,008)
                                    ---------            ------------            ---------
  Total Expenses                       (2,418)               (316,511)             (10,008)
                                    ---------            ------------            ---------
  Net investment income
   (loss)                              (1,038)              2,468,849               20,772
                                    ---------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   806                  80,752                  289
 Net realized gain on
  distributions                            --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          20,500                (510,873)              46,070
                                    ---------            ------------            ---------
  Net gain (loss) on
   investments                         21,306                (430,121)              46,359
                                    ---------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $20,268              $2,038,728              $67,131
                                    =========            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL         INTERNATIONAL
                                     VALUE FUND           EQUITY FUND
                                  SUB-ACCOUNT (37)        SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,357                $9,637
                                      --------             ---------
EXPENSE:
 Administrative charges                     --                    --
 Mortality and Expense Risk
  charges                               (1,195)               (5,106)
                                      --------             ---------
  Total Expenses                        (1,195)               (5,106)
                                      --------             ---------
  Net investment income (loss)           1,162                 4,531
                                      --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,548)                  175
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,468                18,017
                                      --------             ---------
  Net gain (loss) on
   investments                           2,920                18,192
                                      --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,082               $22,723
                                      ========             =========

(37) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               JPMORGAN               JPMORGAN
                                    PUTNAM VT                              INSURANCE TRUST         INSURANCE TRUST
                                    SMALL CAP            PUTNAM VT             BALANCED               CORE BOND
                                   VALUE FUND             VOYAGER           PORTFOLIO -- 1         PORTFOLIO -- 1
                                   SUB-ACCOUNT       SUB-ACCOUNT (30)      SUB-ACCOUNT (27)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $572                $ --                   $ --               $3,617,882
                                    ---------             -------             ----------            -------------
EXPENSE:
 Administrative charges                    --                  --                     --                       --
 Mortality and Expense Risk
  charges                              (4,198)                (15)                (9,300)              (1,463,231)
                                    ---------             -------             ----------            -------------
  Total Expenses                       (4,198)                (15)                (9,300)              (1,463,231)
                                    ---------             -------             ----------            -------------
  Net investment income
   (loss)                              (3,626)                (15)                (9,300)               2,154,651
                                    ---------             -------             ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,231                   1                (28,149)                 418,100
 Net realized gain on
  distributions                            --                  --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          61,500               1,250                121,699                4,134,705
                                    ---------             -------             ----------            -------------
  Net gain (loss) on
   investments                         62,731               1,251                 93,550                4,552,805
                                    ---------             -------             ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,105              $1,236                $84,250               $6,707,456
                                    =========             =======             ==========            =============

                                      JPMORGAN                JPMORGAN                JPMORGAN
                                  INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST
                                    U.S. EQUITY           INTREPID MID CAP          EQUITY INDEX
                                   PORTFOLIO -- 1          PORTFOLIO -- 1          PORTFOLIO -- 1
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $76,334                $122,816                $794,897
                                    ------------            ------------            ------------
EXPENSE:
 Administrative charges                       --                      --                      --
 Mortality and Expense Risk
  charges                               (142,226)               (151,424)               (597,091)
                                    ------------            ------------            ------------
  Total Expenses                        (142,226)               (151,424)               (597,091)
                                    ------------            ------------            ------------
  Net investment income
   (loss)                                (65,892)                (28,608)                197,806
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (49,409)                  2,901                (181,281)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,232,755               1,647,141               4,872,042
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         1,183,346               1,650,042               4,690,761
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,117,454              $1,621,434              $4,888,567
                                    ============            ============            ============

(27) Effective April 23, JPMorgan Insurance Trust Balanced Portfolio -- 1 was liquidated.

(30) Funded as of September 21, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST
                                  INTREPID GROWTH         MID CAP GROWTH
                                   PORTFOLIO -- 1         PORTFOLIO -- 1
                                    SUB-ACCOUNT          SUB-ACCOUNT (38)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $33,430                    $ --
                                     ----------            ------------
EXPENSE:
 Administrative charges                      --                      --
 Mortality and Expense Risk
  charges                               (56,016)               (174,757)
                                     ----------            ------------
  Total Expenses                        (56,016)               (174,757)
                                     ----------            ------------
  Net investment income (loss)          (22,586)               (174,757)
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  70,700                  56,743
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           483,221               2,485,930
                                     ----------            ------------
  Net gain (loss) on
   investments                          553,921               2,542,673
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $531,335              $2,367,916
                                     ==========            ============

(38) Formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN
                                  INSURANCE TRUST        JENNISON 20/20                              PRUDENTIAL
                                   MID CAP VALUE              FOCUS              JENNISON               VALUE
                                   PORTFOLIO -- 1           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $88,803                 $ --                  $56                 $322
                                    ------------            ---------            ---------            ---------
EXPENSE:
 Administrative charges                       --                 (327)                (480)                  --
 Mortality and Expense Risk
  charges                               (124,452)              (3,240)              (4,918)              (1,824)
                                    ------------            ---------            ---------            ---------
  Total Expenses                        (124,452)              (3,567)              (5,398)              (1,824)
                                    ------------            ---------            ---------            ---------
  Net investment income
   (loss)                                (35,649)              (3,567)              (5,342)              (1,502)
                                    ------------            ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (136,620)              (9,048)              (6,997)              (1,131)
 Net realized gain on
  distributions                               --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,738,020               14,926               35,003               11,543
                                    ------------            ---------            ---------            ---------
  Net gain (loss) on
   investments                         1,601,400                5,878               28,006               10,412
                                    ------------            ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,565,751               $2,311              $22,664               $8,910
                                    ============            =========            =========            =========

                                                     LEGG MASON             LEGG MASON
                                  PRUDENTIAL         CLEARBRIDGE           CLEARBRIDGE
                                    SERIES         VARIABLE EQUITY           VARIABLE
                                INTERNATIONAL      INCOME BUILDER       FUNDAMENTAL VALUE
                                    GROWTH            PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $68               $3,196                $15,293
                                    ------            ---------             ----------
EXPENSE:
 Administrative charges                 --                   --                     --
 Mortality and Expense Risk
  charges                             (100)              (1,158)               (13,258)
                                    ------            ---------             ----------
  Total Expenses                      (100)              (1,158)               (13,258)
                                    ------            ---------             ----------
  Net investment income
   (loss)                              (32)               2,038                  2,035
                                    ------            ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (9)              (4,320)               (66,620)
 Net realized gain on
  distributions                         --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          724               10,683                195,685
                                    ------            ---------             ----------
  Net gain (loss) on
   investments                         715                6,363                129,065
                                    ------            ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $683               $8,401               $131,100
                                    ======            =========             ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    LEGG MASON
                                  WESTERN ASSET          LEGG MASON
                                 VARIABLE GLOBAL         CLEARBRIDGE
                                 HIGH YIELD BOND     VARIABLE INVESTORS
                                    PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,907                $9,717
                                     --------             ---------
EXPENSE:
 Administrative charges                  (115)                 (506)
 Mortality and Expense Risk
  charges                                (990)               (4,308)
                                     --------             ---------
  Total Expenses                       (1,105)               (4,814)
                                     --------             ---------
  Net investment income (loss)          5,802                 4,903
                                     --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    57                (6,894)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,721                26,291
                                     --------             ---------
  Net gain (loss) on
   investments                          3,778                19,397
                                     --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $9,580               $24,300
                                     ========             =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO                                    WELLS FARGO         WELLS FARGO
                                 VAN KAMPEN V. I.           INVESCO            ADVANTAGE VT         ADVANTAGE VT
                                    GROWTH AND         VAN KAMPEN V. I.         INDEX ASSET         TOTAL RETURN
                                   INCOME FUND           COMSTOCK FUND        ALLOCATION FUND        BOND FUND
                                 SUB-ACCOUNT (39)      SUB-ACCOUNT (40)      SUB-ACCOUNT (41)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,529                  $482                 $199                $338
                                    ----------             ---------              -------              ------
EXPENSE:
 Administrative charges                   (642)                 (721)                  --                  --
 Mortality and Expense Risk
  charges                              (21,189)               (6,365)                (206)               (135)
                                    ----------             ---------              -------              ------
  Total Expenses                       (21,831)               (7,086)                (206)               (135)
                                    ----------             ---------              -------              ------
  Net investment income
   (loss)                              (20,302)               (6,604)                  (7)                203
                                    ----------             ---------              -------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,992                (6,073)                   3                  --
 Net realized gain on
  distributions                             --                    --                   --                 272
 Net unrealized appreciation
  (depreciation) of
  investments during the year          179,542                59,464                1,223                  61
                                    ----------             ---------              -------              ------
  Net gain (loss) on
   investments                         190,534                53,391                1,226                 333
                                    ----------             ---------              -------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $170,232               $46,787               $1,219                $536
                                    ==========             =========              =======              ======

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT           ADVANTAGE VT
                                      INTRINSIC              INTERNATIONAL             SMALL CAP
                                      VALUE FUND              EQUITY FUND             GROWTH FUND
                                 SUB-ACCOUNT (42)(43)     SUB-ACCOUNT (44)(45)     SUB-ACCOUNT (46)
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $223                    $16,962                   $ --
                                       --------               ------------            -----------
EXPENSE:
 Administrative charges                      --                     (1,998)                (1,862)
 Mortality and Expense Risk
  charges                                  (436)                   (30,328)               (28,542)
                                       --------               ------------            -----------
  Total Expenses                           (436)                   (32,326)               (30,404)
                                       --------               ------------            -----------
  Net investment income
   (loss)                                  (213)                   (15,364)               (30,404)
                                       --------               ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,093)                  (860,169)              (496,601)
 Net realized gain on
  distributions                              --                     62,655                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,338                  1,067,165                914,951
                                       --------               ------------            -----------
  Net gain (loss) on
   investments                            3,245                    269,651                418,350
                                       --------               ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $3,032                   $254,287               $387,946
                                       ========               ============            ===========

(39) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(40) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(41) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(42) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(43) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(44) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(45) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(46) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         WELLS FARGO
                                   WELLS FARGO          ADVANTAGE VT
                                  ADVANTAGE VT            SMALL CAP
                                 DISCOVERY FUND          VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (47)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                   $32,291
                                      -----             -------------
EXPENSE:
 Administrative charges                  --                   (17,145)
 Mortality and Expense Risk
  charges                               (39)                 (273,369)
                                      -----             -------------
  Total Expenses                        (39)                 (290,514)
                                      -----             -------------
  Net investment income (loss)          (39)                 (258,223)
                                      -----             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12                (6,423,099)
 Net realized gain on
  distributions                          --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           901                 9,292,932
                                      -----             -------------
  Net gain (loss) on
   investments                          913                 2,869,833
                                      -----             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $874                $2,611,610
                                      =====             =============

(47) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $34,494                   $92,257
 Net realized gain (loss) on
  security transactions                     17,941                    99,499
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              341,554                   155,563
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,989                   347,319
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                 842,898                   164,549
 Net transfers                             634,955                   720,153
 Surrenders for benefit
  payments and fees                       (498,634)                 (504,923)
 Other                                          --                        --
 Net annuity transactions                       --                        --
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        979,219                   379,779
                                      ------------              ------------
 Net increase (decrease) in
  net assets                             1,373,208                   727,098
NET ASSETS:
 Beginning of year                       3,492,638                 7,804,286
                                      ------------              ------------
 End of year                            $4,865,846                $8,531,384
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                    SMALL/MID-CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,004)                    $148                     $1,323                 $(522,806)
 Net realized gain (loss) on
  security transactions                     1,578                    6,821                      9,859                 1,856,323
 Net realized gain on
  distributions                                --                       --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             314,712                    6,928                    121,078                   373,672
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              297,286                   13,897                    132,260                 1,707,189
                                     ------------               ----------               ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                234,888                    5,793                    108,539                   311,796
 Net transfers                            417,155                   30,079                     90,870                (1,155,203)
 Surrenders for benefit
  payments and fees                      (131,013)                 (13,686)                  (131,111)               (6,853,576)
 Other                                         --                       --                         --                        --
 Net annuity transactions                      --                       --                         --                     6,412
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       521,030                   22,186                     68,298                (7,690,571)
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets                              818,316                   36,083                    200,558                (5,983,382)
NET ASSETS:
 Beginning of year                        986,265                  138,231                  1,187,403                44,576,240
                                     ------------               ----------               ------------             -------------
 End of year                           $1,804,581                 $174,314                 $1,387,961               $38,592,858
                                     ============               ==========               ============             =============

                                    INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                       CAPITAL                    CORE                   GOVERNMENT
                                  APPRECIATION FUND           EQUITY FUND             SECURITIES FUND
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT (3)           SUB-ACCOUNT (4)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(249,038)                $(698,187)               $9,435,941
 Net realized gain (loss) on
  security transactions                  (178,874)                  279,872                   865,948
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,873,876                 6,204,855                 1,318,346
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,445,964                 5,786,540                11,620,235
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              1,498,471                   421,709                 1,924,806
 Net transfers                         (1,913,681)                  370,103                10,428,398
 Surrenders for benefit
  payments and fees                    (2,665,986)              (10,501,781)              (44,995,409)
 Other                                         --                        --                        --
 Net annuity transactions                      --                    (3,197)                   52,574
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,081,196)               (9,713,166)              (32,589,631)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             (635,232)               (3,926,626)              (20,969,396)
NET ASSETS:
 Beginning of year                     21,741,343                84,019,331               330,327,193
                                    -------------            --------------            --------------
 End of year                          $21,106,111               $80,092,705              $309,357,797
                                    =============            ==============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.            INVESCO V. I.
                                         HIGH                INTERNATIONAL
                                      YIELD FUND              GROWTH FUND
                                   SUB-ACCOUNT (5)          SUB-ACCOUNT (6)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $123,225                 $400,463
 Net realized gain (loss) on
  security transactions                    12,725                 (976,547)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              20,736                8,145,899
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              156,686                7,569,815
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                1,265,059
 Net transfers                            353,702               (1,102,118)
 Surrenders for benefit
  payments and fees                       (90,556)              (6,008,023)
 Other                                         --                       --
 Net annuity transactions                      --                      (58)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       263,146               (5,845,140)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              419,832                1,724,675
NET ASSETS:
 Beginning of year                      1,120,889               74,364,837
                                     ------------            -------------
 End of year                           $1,540,721              $76,089,512
                                     ============            =============

(5)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(6)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                     MID CAP CORE               SMALL CAP                LARGE CAP                CAPITAL
                                     EQUITY FUND               EQUITY FUND              GROWTH FUND           DEVELOPMENT FUND
                                   SUB-ACCOUNT (7)           SUB-ACCOUNT (8)          SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,061,339)               $(753,356)               $(188,467)               $(54,107)
 Net realized gain (loss) on
  security transactions                  1,047,205                  326,532                   (9,763)                 85,746
 Net realized gain on
  distributions                                 --                       --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,183,470               10,353,192                2,025,389                 258,339
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,169,336                9,926,368                1,827,159                 289,978
                                    --------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 387,106                2,546,787                  110,101                 640,464
 Net transfers                           1,500,929                  830,585                  421,587                (319,477)
 Surrenders for benefit
  payments and fees                    (10,705,308)              (4,136,013)              (2,260,718)               (439,666)
 Other                                          --                       --                       --                      --
 Net annuity transactions                  (17,280)                  (1,403)                    (829)                     --
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,834,553)                (760,044)              (1,729,859)               (118,679)
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                               334,783                9,166,324                   97,300                 171,299
NET ASSETS:
 Beginning of year                      84,843,363               38,521,394               13,855,502               2,510,622
                                    --------------            -------------            -------------            ------------
 End of year                           $85,178,146              $47,687,718              $13,952,802              $2,681,921
                                    ==============            =============            =============            ============

                                                                                     AMERICAN FUNDS
                                    INVESCO V.I.           AMERICAN FUNDS                GLOBAL
                                       GLOBAL                  GLOBAL                  GROWTH AND
                                  MULTI-ASSET FUND            BOND FUND               INCOME FUND
                                  SUB-ACCOUNT (11)           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,035)                $982,976                  $911,184
 Net realized gain (loss) on
  security transactions                      345                  257,829                (2,188,234)
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            115,210                1,655,121                10,965,357
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             100,520                2,895,926                 9,688,307
                                    ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               103,595                  516,173                   474,243
 Net transfers                           541,649                7,056,796                  (449,885)
 Surrenders for benefit
  payments and fees                      (24,269)              (9,796,447)               (8,232,434)
 Other                                        --                      138                       138
 Net annuity transactions                     --                       --                    (1,050)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      620,975               (2,223,340)               (8,208,988)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets                             721,495                  672,586                 1,479,319
NET ASSETS:
 Beginning of year                       567,712               88,216,492               113,334,310
                                    ------------            -------------            --------------
 End of year                          $1,289,207              $88,889,078              $114,813,629
                                    ============            =============            ==============

(7)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(8)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(11) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS              BLUE CHIP
                                         ASSET                   INCOME AND
                                    ALLOCATION FUND             GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $351,324                 $(202,092)
 Net realized gain (loss) on
  security transactions                    (662,253)               (2,572,658)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            30,722,655                15,974,635
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             30,411,726                13,199,885
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,374,437                   712,208
 Net transfers                           (2,983,924)               (1,608,956)
 Surrenders for benefit
  payments and fees                     (39,298,798)              (18,173,845)
 Other                                           --                        --
 Net annuity transactions                   (15,636)                   (6,335)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (40,923,921)              (19,076,928)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (10,512,195)               (5,877,043)
NET ASSETS:
 Beginning of year                      324,009,646               145,184,245
                                     --------------            --------------
 End of year                           $313,497,451              $139,307,202
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                AMERICAN FUNDS              GLOBAL          AMERICAN FUNDS          AMERICAN FUNDS
                                  BOND FUND              GROWTH FUND          GROWTH FUND         GROWTH-INCOME FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $3,838,440               $(355,855)         $(8,808,384)           $(2,543,838)
 Net realized gain (loss)
  on security transactions             693,244                (897,690)         (25,151,934)           (17,833,977)
 Net realized gain on
  distributions                             --                      --                   --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              10,761,385               9,888,937          158,351,456             85,435,620
                                --------------          --------------      ---------------          -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   15,293,069               8,635,392          124,391,138             65,057,805
                                --------------          --------------      ---------------          -------------
UNIT TRANSACTIONS:
 Purchases                           1,480,464                 485,782            3,701,189              3,868,680
 Net transfers                      15,810,824              (6,431,907)         (26,885,360)           (23,140,525)
 Surrenders for benefit
  payments and fees                (49,927,218)            (11,420,127)         (93,508,942)           (85,626,825)
 Other                                      --                      --                  208                     --
 Net annuity transactions              (23,880)                  5,153              125,947                (54,173)
                                --------------          --------------      ---------------          -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (32,659,810)            (17,361,099)        (116,566,958)          (104,952,843)
                                --------------          --------------      ---------------          -------------
 Net increase (decrease)
  in net assets                    (17,366,741)             (8,725,707)           7,824,180            (39,895,038)
NET ASSETS:
 Beginning of year                 334,815,026             113,978,572          846,624,915            785,763,429
                                --------------          --------------      ---------------          -------------
 End of year                      $317,448,285            $105,252,865         $854,449,095           $745,868,391
                                ==============          ==============      ===============          =============

                                                                                AMERICAN FUNDS
                                AMERICAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL
                              INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $533,844               $(218,147)               $(79,075)
 Net realized gain (loss)
  on security transactions          (3,443,073)                950,877                (777,448)
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              14,288,614              14,887,941              17,364,480
                                --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   11,379,385              15,620,671              16,507,957
                                --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                           1,039,248                 531,058                 402,752
 Net transfers                      (2,741,712)              6,452,830              (1,610,682)
 Surrenders for benefit
  payments and fees                (24,972,454)             (9,366,747)             (9,003,838)
 Other                                      69                     208                      69
 Net annuity transactions              (26,254)                   (582)                 13,449
                                --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (26,701,103)             (2,383,233)            (10,198,250)
                                --------------          --------------          --------------
 Net increase (decrease)
  in net assets                    (15,321,718)             13,237,438               6,309,707
NET ASSETS:
 Beginning of year                 250,870,138             103,586,854              91,552,717
                                --------------          --------------          --------------
 End of year                      $235,548,420            $116,824,292             $97,862,424
                                ==============          ==============          ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        BB&T                  BB&T
                                       MID CAP           CAPITAL MANAGER
                                     GROWTH VIF            EQUITY VIF
                                  SUB-ACCOUNT (25)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(275)               $(12)
 Net realized gain (loss) on
  security transactions                  (76,146)                 28
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             71,984                 481
                                     -----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              (4,437)                497
                                     -----------             -------
UNIT TRANSACTIONS:
 Purchases                                 5,000                  --
 Net transfers                          (274,775)                168
 Surrenders for benefit
  payments and fees                         (127)                (96)
 Other                                        --                  --
 Net annuity transactions                     --                  --
                                     -----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (269,902)                 72
                                     -----------             -------
 Net increase (decrease) in
  net assets                            (274,339)                569
NET ASSETS:
 Beginning of year                       274,339               3,624
                                     -----------             -------
 End of year                                $ --              $4,193
                                     ===========             =======

(25) Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          BB&T                                          COLUMBIA
                                   BB&T                 SPECIAL                   BB&T                SMALL COMPANY
                                  SELECT             OPPORTUNITIES            TOTAL RETURN               GROWTH
                                EQUITY VIF             EQUITY VIF               BOND VIF                 VS FUND
                             SUB-ACCOUNT (12)         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $1                 $(32,449)                $25,499                $(167,322)
 Net realized gain (loss)
  on security transactions              1                   14,571                  23,148                 (724,247)
 Net realized gain on
  distributions                        --                       --                   1,627                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                362                  305,695                  18,618                2,778,150
                                  -------             ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     364                  287,817                  68,892                1,886,581
                                  -------             ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,107                   26,761                  29,206                   36,444
 Net transfers                         --                    5,093                  81,656                 (424,607)
 Surrenders for benefit
  payments and fees                 1,093                  (47,709)               (445,280)              (1,567,721)
 Other                                 --                      137                     137                       --
 Net annuity transactions              --                       --                      --                       --
                                  -------             ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            2,200                  (15,718)               (334,281)              (1,955,884)
                                  -------             ------------            ------------            -------------
 Net increase (decrease)
  in net assets                     2,564                  272,099                (265,389)                 (69,303)
NET ASSETS:
 Beginning of year                     --                2,027,539               1,253,511                8,724,305
                                  -------             ------------            ------------            -------------
 End of year                       $2,564               $2,299,638                $988,122               $8,655,002
                                  =======             ============            ============            =============

                                                                                  WELLS FARGO
                                   COLUMBIA              EVERGREEN VA             ADVANTAGE VT
                                LARGE CAP VALUE       DIVERSIFIED CAPITAL            OMEGA
                                    VS FUND              BUILDER FUND             GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT (13)       SUB-ACCOUNT (14)(15)
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(77,468)               $11,720                 $(4,019)
 Net realized gain (loss)
  on security transactions          (1,696,783)               (51,855)                  1,345
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,334,329                 76,804                  61,397
                                 -------------            -----------              ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,560,078                 36,669                  58,723
                                 -------------            -----------              ----------
UNIT TRANSACTIONS:
 Purchases                             102,615                     --                      --
 Net transfers                        (318,759)              (970,286)                 18,406
 Surrenders for benefit
  payments and fees                 (2,448,741)               (29,215)                (31,944)
 Other                                      --                     --                      --
 Net annuity transactions                   --                     --                      --
                                 -------------            -----------              ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,664,885)              (999,501)                (13,538)
                                 -------------            -----------              ----------
 Net increase (decrease)
  in net assets                     (1,104,807)              (962,832)                 45,185
NET ASSETS:
 Beginning of year                  14,680,551                962,832                 531,802
                                 -------------            -----------              ----------
 End of year                       $13,575,744                   $ --                $576,987
                                 =============            ===========              ==========

(12) Formerly BB&T Large Cap VIF. Change effective February 1, 2010. Funded as of June 19, 2010.

(13) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(14) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(15) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      WELLS FARGO
                                     ADVANTAGE VT            FIDELITY VIP
                                         CORE                   GROWTH
                                      EQUITY FUND              PORTFOLIO
                                   SUB-ACCOUNT (16)           SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(89,326)              $(10,743)
 Net realized gain (loss) on
  security transactions                     61,210                 30,435
 Net realized gain on
  distributions                                 --                  2,133
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,410,700                107,273
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,382,584                129,098
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 671,769                 22,259
 Net transfers                             703,760                (96,235)
 Surrenders for benefit
  payments and fees                       (501,122)               (40,669)
 Other                                          --                     --
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        874,407               (114,645)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                             2,256,991                 14,453
NET ASSETS:
 Beginning of year                       7,985,234                674,234
                                     -------------            -----------
 End of year                           $10,242,225               $688,687
                                     =============            ===========

(16) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   FIDELITY VIP
                               FIDELITY VIP        FIDELITY VIP             FIDELITY VIP         DYNAMIC CAPITAL
                               CONTRAFUND(R)          MID CAP             VALUE STRATEGIES         APPRECIATION
                                 PORTFOLIO           PORTFOLIO               PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(109,345)          $(229,299)                $(9,909)              $(3,033)
 Net realized gain (loss) on
  security transactions              165,502             137,357                  34,310                 9,715
 Net realized gain on
  distributions                        8,874              49,162                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,590,214           3,668,426                 132,654                23,738
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,655,245           3,625,646                 157,055                30,420
                               -------------       -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                         2,330,323           1,695,082                  42,760                 3,214
 Net transfers                     1,415,655             508,830                 417,338                11,686
 Surrenders for benefit
  payments and fees               (1,115,094)           (890,992)                (41,780)              (64,846)
 Other                                    --                  --                      --                    --
 Net annuity transactions                 --               4,657                      --                    --
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,630,884           1,317,577                 418,318               (49,946)
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets                       5,286,129           4,943,223                 575,373               (19,526)
NET ASSETS:
 Beginning of year                15,856,698          13,067,152                 645,335               215,899
                               -------------       -------------            ------------            ----------
 End of year                     $21,142,827         $18,010,375              $1,220,708              $196,373
                               =============       =============            ============            ==========

                                                              FRANKLIN
                                   FIDELITY VIP                RISING               FRANKLIN
                                 STRATEGIC INCOME            DIVIDENDS               INCOME
                                     PORTFOLIO            SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (17)           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $525                  $(315,944)           $49,786,750
 Net realized gain (loss) on
  security transactions                      2                 (3,385,317)               617,358
 Net realized gain on
  distributions                            294                         --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (452)                53,265,489             51,350,951
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                               369                 49,564,228            101,755,059
                                     ---------             --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              12,636                  1,256,055              7,298,753
 Net transfers                             211                 10,432,559            (20,301,740)
 Surrenders for benefit
  payments and fees                         --                (26,199,398)          (107,362,143)
 Other                                      --                        138                    275
 Net annuity transactions                   --                    (17,416)               (52,945)
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     12,847                (14,528,062)          (120,417,800)
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets                            13,216                 35,036,166            (18,662,741)
NET ASSETS:
 Beginning of year                          --                279,379,289          1,030,824,743
                                     ---------             --------------       ----------------
 End of year                           $13,216               $314,415,455         $1,012,162,002
                                     =========             ==============       ================

(17) Funded as of August 10, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       LARGE CAP                 GLOBAL
                                        GROWTH                REAL ESTATE
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(540,373)                $18,705
 Net realized gain (loss) on
  security transactions                   (752,682)                (39,630)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,277,530                 264,721
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,984,475                 243,796
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 213,946                     715
 Net transfers                            (542,753)                 55,378
 Surrenders for benefit
  payments and fees                     (6,508,523)               (149,430)
 Other                                          --                      --
 Net annuity transactions                   (1,352)                   (457)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,838,682)                (93,794)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,854,207)                150,002
NET ASSETS:
 Beginning of year                      56,885,469               1,343,385
                                     -------------            ------------
 End of year                           $55,031,262              $1,493,387
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN                  FRANKLIN
                                    SMALL-MID CAP               SMALL CAP                STRATEGIC
                                        GROWTH                    VALUE                    INCOME                MUTUAL SHARES
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,672,665)               $(147,249)               $8,619,359                 $(871,152)
 Net realized gain (loss) on
  security transactions                   (487,089)                (121,512)                2,601,757               (15,845,739)
 Net realized gain on
  distributions                                 --                       --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,261,175                3,432,979                14,204,490                59,885,848
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,101,421                3,164,218                25,425,606                43,168,957
                                    --------------            -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 867,779                  525,461                 3,480,010                 4,638,574
 Net transfers                          (1,057,726)               5,092,913                16,595,254               (15,072,713)
 Surrenders for benefit
  payments and fees                    (11,046,838)              (1,347,562)              (36,993,806)              (54,380,161)
 Other                                          --                       --                        --                        --
 Net annuity transactions                    6,736                       --                    39,092                    (6,877)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,230,049)               4,270,812               (16,879,450)              (64,821,177)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             9,871,372                7,435,030                 8,546,156               (21,652,220)
NET ASSETS:
 Beginning of year                      93,841,932               11,250,662               282,189,435               514,493,553
                                    --------------            -------------            --------------            --------------
 End of year                          $103,713,304              $18,685,692              $290,735,591              $492,841,333
                                    ==============            =============            ==============            ==============

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                 TEMPLETON
                                       MARKETS                  FOREIGN                GLOBAL ASSET
                                   SECURITIES FUND          SECURITIES FUND           ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (26)
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(57,855)                 $169,635                  $54,277
 Net realized gain (loss) on
  security transactions                   835,164                (4,255,371)              (1,756,129)
 Net realized gain on
  distributions                                --                        --                   98,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,125,520                14,874,480                1,645,441
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,902,829                10,788,744                   41,948
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,893,286                 1,577,601                       --
 Net transfers                          5,770,345                (1,415,028)              (1,713,810)
 Surrenders for benefit
  payments and fees                    (6,639,564)              (20,446,572)                 (68,823)
 Other                                         69                        --                       --
 Net annuity transactions                  26,384                    18,799                   (3,818)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,050,520               (20,265,200)              (1,786,451)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           13,953,349                (9,476,456)              (1,744,503)
NET ASSETS:
 Beginning of year                     73,714,398               189,703,975                1,744,503
                                    -------------            --------------            -------------
 End of year                          $87,667,747              $180,227,519                     $ --
                                    =============            ==============            =============

(26) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                   MUTUAL
                                         GROWTH               GLOBAL DISCOVERY
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,165,857)                $(750,756)
 Net realized gain (loss) on
  security transactions                 (20,897,665)               (1,112,939)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,630,987                15,958,448
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,567,465                14,094,753
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,606,262                   982,770
 Net transfers                          (12,748,839)                2,103,906
 Surrenders for benefit
  payments and fees                     (34,319,060)              (13,336,911)
 Other                                           --                       208
 Net annuity transactions                   (24,895)                   30,869
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (44,486,532)              (10,219,158)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (28,919,067)                3,875,595
NET ASSETS:
 Beginning of year                      347,264,414               151,319,313
                                     --------------            --------------
 End of year                           $318,345,347              $155,194,908
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN
                                      FLEX CAP                LARGE CAP                TEMPLETON                HARTFORD
                                       GROWTH                   VALUE                 GLOBAL BOND               ADVISERS
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND             HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (18)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(391,150)                 $4,871                 $(42,779)               $(129,730)
 Net realized gain (loss) on
  security transactions                    62,115                   6,780                    9,304                 (690,371)
 Net realized gain on
  distributions                                --                      --                   41,035                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,250,007               1,021,271                1,854,999                2,477,445
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,920,972               1,032,922                1,862,559                1,657,344
                                    -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 89,494                  52,696                2,305,417                  639,129
 Net transfers                             89,685                (101,848)               2,851,747                 (142,565)
 Surrenders for benefit
  payments and fees                    (1,798,421)               (936,102)              (1,463,109)              (2,631,281)
 Other                                         --                      --                       --                       --
 Net annuity transactions                  (1,322)                     --                   14,123                   28,106
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,620,564)               (985,254)               3,708,178               (2,106,611)
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            1,300,408                  47,668                5,570,737                 (449,267)
NET ASSETS:
 Beginning of year                     22,593,292               9,420,541               13,956,074               18,409,936
                                    -------------            ------------            -------------            -------------
 End of year                          $23,893,700              $9,468,209              $19,526,811              $17,960,669
                                    =============            ============            =============            =============

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION          AND GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,028,145          $(1,308,110)            $330,384
 Net realized gain (loss) on
  security transactions              (409,093)            (648,691)             258,328
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,907,898           23,055,266           10,629,065
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,526,950           21,098,465           11,217,777
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         11,314,654            9,242,912            6,555,227
 Net transfers                     14,638,728            6,649,558            7,326,155
 Surrenders for benefit
  payments and fees               (16,490,796)         (12,379,740)          (8,151,776)
 Other                                    137                   --                   --
 Net annuity transactions                  --               27,354               17,177
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,462,723            3,540,084            5,746,783
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       17,989,673           24,638,549           16,964,560
NET ASSETS:
 Beginning of year                145,838,795          137,601,584           92,708,467
                               --------------       --------------       --------------
 End of year                     $163,828,468         $162,240,133         $109,673,027
                               ==============       ==============       ==============

(18) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                  GLOBAL RESEARCH        GLOBAL HEALTH
                                      HLS FUND              HLS FUND
                                  SUB-ACCOUNT (19)        SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,125)              $(4,636)
 Net realized gain (loss) on
  security transactions                   5,556                (1,712)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            54,401                23,276
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             56,832                16,928
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  500                    --
 Net transfers                          103,162               (45,768)
 Surrenders for benefit
  payments and fees                     (82,394)              (32,519)
 Other                                       --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      21,268               (78,287)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             78,100               (61,359)
NET ASSETS:
 Beginning of year                      394,023               372,357
                                     ----------            ----------
 End of year                           $472,123              $310,998
                                     ==========            ==========

(19) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                                    HARTFORD
                                      HARTFORD          DISCIPLINED               HARTFORD            GROWTH
                                   GLOBAL GROWTH          EQUITY                   GROWTH          OPPORTUNITIES
                                      HLS FUND           HLS FUND                 HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (20)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,202)            $(9,751)                $(9,866)          $(396,846)
 Net realized gain (loss) on
  security transactions                  (85,524)             23,081                  93,387             122,165
 Net realized gain on
  distributions                               --                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            183,802           1,342,978                  76,912           4,627,090
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              86,076           1,356,308                 160,433           4,352,409
                                    ------------       -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 6,432           1,437,818                  60,571           2,762,900
 Net transfers                          (109,804)          1,008,705                 138,011           2,546,941
 Surrenders for benefit
  payments and fees                     (194,848)           (690,209)                (60,550)         (1,562,547)
 Other                                        --                  --                      --                 275
 Net annuity transactions                     --                  --                      --                  --
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (298,220)          1,756,314                 138,032           3,747,569
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (212,144)          3,112,622                 298,465           8,099,978
NET ASSETS:
 Beginning of year                     1,060,074           8,846,609                 771,036          23,134,664
                                    ------------       -------------            ------------       -------------
 End of year                            $847,930         $11,959,231              $1,069,501         $31,234,642
                                    ============       =============            ============       =============

                                                                                     HARTFORD
                                      HARTFORD               HARTFORD             INTERNATIONAL
                                     HIGH YIELD               INDEX               OPPORTUNITIES
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (21)(22)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,901)                 $102                 $(46,771)
 Net realized gain (loss) on
  security transactions                   26,955               (36,024)                 (21,326)
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            671,193                79,111                1,108,154
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             656,247                43,189                1,040,057
                                    ------------            ----------             ------------
UNIT TRANSACTIONS:
 Purchases                             1,472,198                    --                  414,250
 Net transfers                         1,911,322                   164                  748,440
 Surrenders for benefit
  payments and fees                     (667,315)              (48,659)                (683,644)
 Other                                        --                    --                       --
 Net annuity transactions                     --                    --                     (433)
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,716,205               (48,495)                 478,613
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets                           3,372,452                (5,306)               1,518,670
NET ASSETS:
 Beginning of year                     2,951,638               396,056                8,216,226
                                    ------------            ----------             ------------
 End of year                          $6,324,090              $390,750               $9,734,896
                                    ============            ==========             ============

(20) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(21) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(22) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY                  MIDCAP
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (23)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(21,867)               $(23,878)
 Net realized gain (loss) on
  security transactions                    35,952                  (5,371)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             426,416                 380,678
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              440,501                 351,429
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                169,730                      --
 Net transfers                            169,338                 (91,499)
 Surrenders for benefit
  payments and fees                      (207,699)               (172,560)
 Other                                         --                      --
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       131,369                (264,059)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              571,870                  87,370
NET ASSETS:
 Beginning of year                      1,923,520               1,796,277
                                     ------------            ------------
 End of year                           $2,495,390              $1,883,647
                                     ============            ============

(23) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD           HARTFORD                  HARTFORD                HARTFORD
                                   MIDCAP VALUE       MONEY MARKET             SMALL COMPANY          SMALLCAP GROWTH
                                     HLS FUND           HLS FUND                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT (24)      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,729)          $(5,485,088)               $(92,592)               $(14,585)
 Net realized gain (loss) on
  security transactions                    674                    --                  82,189                  39,270
 Net realized gain on
  distributions                             --                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,516                    --                 978,173                 210,205
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,461            (5,485,088)                967,770                 234,890
                                    ----------       ---------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --             6,580,116                  83,180                 332,916
 Net transfers                         145,144            13,103,226                (285,424)                (11,726)
 Surrenders for benefit
  payments and fees                    (34,840)         (118,956,100)               (615,035)               (127,363)
 Other                                      --                 1,522                      --                      --
 Net annuity transactions                   --               122,609                      --                      --
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    110,304           (99,148,627)               (817,279)                193,827
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets                           155,765          (104,633,715)                150,491                 428,717
NET ASSETS:
 Beginning of year                     236,126           371,878,310               5,122,989                 585,237
                                    ----------       ---------------            ------------            ------------
 End of year                          $391,891          $267,244,595              $5,273,480              $1,013,954
                                    ==========       ===============            ============            ============

                                                          HARTFORD
                                 HARTFORD             U.S. GOVERNMENT              HARTFORD
                                   STOCK                 SECURITIES                 VALUE
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (28)(29)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(131,503)               $270,557                  $(4,480)
 Net realized gain (loss) on
  security transactions             (864,976)                 56,945                   62,803
 Net realized gain on
  distributions                           --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,448,783                (208,438)                 139,463
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,452,304                 119,064                  197,786
                               -------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                            73,218                 394,484                   62,511
 Net transfers                      (116,611)              1,903,980                  (25,367)
 Surrenders for benefit
  payments and fees               (2,623,082)               (550,042)                (111,073)
 Other                                    --                      --                       --
 Net annuity transactions             11,186                      --                    4,646
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,655,289)              1,748,422                  (69,283)
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets                      (1,202,985)              1,867,486                  128,503
NET ASSETS:
 Beginning of year                13,926,333               7,467,343                1,293,620
                               -------------            ------------             ------------
 End of year                     $12,723,348              $9,334,829               $1,422,123
                               =============            ============             ============

(24) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

(28) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(29) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                                               BLUE CHIP
                                    AMERICAN FUNDS             INCOME AND
                                   ASSET ALLOCATION              GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $13,377                 $65,824
 Net realized gain (loss) on
  security transactions                     69,827                  31,580
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,075,307                 447,143
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,158,511                 544,547
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 896,612                 274,079
 Net transfers                             792,691                 443,592
 Surrenders for benefit
  payments and fees                       (381,585)               (228,855)
 Other                                          --                      --
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,307,718                 488,816
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             2,466,229               1,033,363
NET ASSETS:
 Beginning of year                       9,689,644               5,117,535
                                     -------------            ------------
 End of year                           $12,155,873              $6,150,898
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL GROWTH           AMERICAN FUNDS
                                        BOND                 GLOBAL BOND              AND INCOME             GLOBAL GROWTH
                                      HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $236,484                $(26,797)                 $35,167                $(28,189)
 Net realized gain (loss) on
  security transactions                    79,460                  10,377                  127,082                  41,061
 Net realized gain on
  distributions                                --                   3,727                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,037,241                 149,125                1,094,809                 364,336
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,353,185                 136,432                1,257,058                 377,208
                                    -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,689,626                 240,974                  277,655                 222,277
 Net transfers                          2,716,190                 (72,815)                  (1,114)                352,435
 Surrenders for benefit
  payments and fees                    (2,094,004)               (345,668)                (642,053)               (171,606)
 Other                                         --                      --                       --                      --
 Net annuity transactions                      --                      --                       --                   4,475
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,311,812                (177,509)                (365,512)                407,581
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            4,664,997                 (41,077)                 891,546                 784,789
NET ASSETS:
 Beginning of year                     28,873,049               4,737,292               13,673,598               3,416,000
                                    -------------            ------------            -------------            ------------
 End of year                          $33,538,046              $4,696,215              $14,565,144              $4,200,789
                                    =============            ============            =============            ============

                                   AMERICAN FUNDS
                                    GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(137,122)               $(558,247)                $(93,452)
 Net realized gain (loss) on
  security transactions                    94,549                  399,848                  220,915
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,721,670                8,234,167                2,544,791
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,679,097                8,075,768                2,672,254
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,374,667                5,273,737                2,178,516
 Net transfers                          1,088,705                1,829,695                1,149,905
 Surrenders for benefit
  payments and fees                      (490,672)              (2,848,936)              (1,570,850)
 Other                                         --                       --                       --
 Net annuity transactions                   9,240                    4,611                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,981,940                4,259,107                1,757,571
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            3,661,037               12,334,875                4,429,825
NET ASSETS:
 Beginning of year                      7,029,674               44,483,623               26,452,328
                                    -------------            -------------            -------------
 End of year                          $10,690,711              $56,818,498              $30,882,153
                                    =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                     INTERNATIONAL              NEW WORLD
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(180,701)                $(63,851)
 Net realized gain (loss) on
  security transactions                    202,572                   90,814
 Net realized gain on
  distributions                            107,703                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,005,133                1,166,057
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,134,707                1,193,020
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,756,473                1,149,819
 Net transfers                           3,399,379                  759,008
 Surrenders for benefit
  payments and fees                     (1,869,438)                (464,216)
 Other                                         275                       --
 Net annuity transactions                    8,557                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,295,246                1,444,611
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             7,429,953                2,637,631
NET ASSETS:
 Beginning of year                      28,486,816                7,555,070
                                     -------------            -------------
 End of year                           $35,916,769              $10,192,701
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA                                   HUNTINGTON VA
                                    INCOME                 DIVIDEND             HUNTINGTON VA              MID CORP
                                 EQUITY FUND             CAPTURE FUND            GROWTH FUND             AMERICA FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $31,275                $168,804                $(34,649)               $(45,898)
 Net realized gain (loss)
  on security transactions            (73,234)               (162,732)                (34,146)                (19,823)
 Net realized gain on
  distributions                            --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                299,942                 808,753                 277,518                 884,225
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     257,983                 814,825                 208,723                 818,504
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             73,524                  78,756                  64,106                  71,280
 Net transfers                         73,007                (101,584)                 43,177                  32,537
 Surrenders for benefit
  payments and fees                  (223,693)               (725,169)               (188,046)               (455,661)
 Other                                     --                      --                      --                      --
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (77,162)               (747,997)                (80,763)               (351,844)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       180,821                  66,828                 127,960                 466,660
NET ASSETS:
 Beginning of year                  2,660,201               6,746,938               2,520,186               4,214,191
                                 ------------            ------------            ------------            ------------
 End of year                       $2,841,022              $6,813,766              $2,648,146              $4,680,851
                                 ============            ============            ============            ============

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                     NEW                   ROTATING             INTERNATIONAL
                                 ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(59,862)                $(9,574)               $(16,827)
 Net realized gain (loss)
  on security transactions           (116,998)                (20,142)                (48,009)
 Net realized gain on
  distributions                            --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                700,485                 106,441                 431,532
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     523,625                  76,725                 366,696
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             35,968                  12,512                 114,651
 Net transfers                         47,881                 (22,121)                118,560
 Surrenders for benefit
  payments and fees                  (280,809)                (46,222)               (345,365)
 Other                                     --                      --                      --
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (196,960)                (55,831)               (112,154)
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       326,665                  20,894                 254,542
NET ASSETS:
 Beginning of year                  3,852,547               1,442,872               5,039,762
                                 ------------            ------------            ------------
 End of year                       $4,179,212              $1,463,766              $5,294,304
                                 ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HUNTINGTON VA
                                    HUNTINGTON VA              MORTGAGE
                                    MACRO 100 FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,796)                $20,298
 Net realized gain (loss) on
  security transactions                   (43,700)                  9,692
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             207,395                  70,168
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              154,899                 100,158
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 31,462                  88,755
 Net transfers                             20,792                 155,258
 Surrenders for benefit
  payments and fees                      (110,008)               (209,916)
 Other                                         --                      --
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (57,754)                 34,097
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               97,145                 134,255
NET ASSETS:
 Beginning of year                      1,275,086               3,030,159
                                     ------------            ------------
 End of year                           $1,372,231              $3,164,414
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         LORD ABBETT            LORD ABBETT              LORD ABBETT
                                HUNTINGTON VA            FUNDAMENTAL         CAPITAL STRUCTURE         BOND-DEBENTURE
                                  SITUS FUND          EQUITY PORTFOLIO           PORTFOLIO                PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT (30)        SUB-ACCOUNT (31)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(69,725)                  $66                  $28,249                 $596,573
 Net realized gain (loss)
  on security transactions            (33,352)                    1                   (8,021)                  81,528
 Net realized gain on
  distributions                            --                    --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,492,507                 2,841                  213,178                  713,340
                                 ------------             ---------             ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,389,430                 2,908                  233,406                1,391,441
                                 ------------             ---------             ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             77,991                44,000                  209,260                  215,994
 Net transfers                         64,554                    --                  346,184                  359,859
 Surrenders for benefit
  payments and fees                  (427,058)                   --                 (196,030)              (1,128,449)
 Other                                     --                    --                       --                       --
 Net annuity transactions                  --                     1                       --                       --
                                 ------------             ---------             ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (284,513)               44,001                  359,414                 (552,596)
                                 ------------             ---------             ------------            -------------
 Net increase (decrease)
  in net assets                     1,104,917                46,909                  592,820                  838,845
NET ASSETS:
 Beginning of year                  5,219,891                    --                1,557,016               13,340,423
                                 ------------             ---------             ------------            -------------
 End of year                       $6,324,808               $46,909               $2,149,836              $14,179,268
                                 ============             =========             ============            =============

                                 LORD ABBETT
                                  GROWTH AND
                                    INCOME           MFS(R) CORE             MFS(R) GROWTH
                                  PORTFOLIO         EQUITY SERIES               SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(27,830)           $(43,345)               $(303,671)
 Net realized gain (loss)
  on security transactions             30,772             (86,771)                 126,838
 Net realized gain on
  distributions                            --                  --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                404,497           1,099,772                2,630,893
                                 ------------       -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     407,439             969,656                2,454,060
                                 ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             11,860              39,262                  389,039
 Net transfers                         28,947             (93,535)               1,903,342
 Surrenders for benefit
  payments and fees                  (122,590)         (1,070,538)              (2,205,227)
 Other                                     --                  --                       --
 Net annuity transactions                  --             136,127                   40,989
                                 ------------       -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (81,783)           (988,684)                 128,143
                                 ------------       -------------            -------------
 Net increase (decrease)
  in net assets                       325,656             (19,028)               2,582,203
NET ASSETS:
 Beginning of year                  2,678,133           7,202,235               18,226,877
                                 ------------       -------------            -------------
 End of year                       $3,003,789          $7,183,207              $20,809,080
                                 ============       =============            =============

(30) Funded as of September 21, 2010.

(31) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    MFS(R) GLOBAL        MFS(R) HIGH
                                    EQUITY SERIES       INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(58,891)          $5,082,512
 Net realized gain (loss) on
  security transactions                   147,132              968,098
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             632,454            4,428,688
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              720,695           10,479,298
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 83,229              425,330
 Net transfers                            615,395            5,221,860
 Surrenders for benefit
  payments and fees                      (932,966)         (12,901,678)
 Other                                         --                  138
 Net annuity transactions                    (702)              (2,669)
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (235,044)          (7,257,019)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              485,651            3,222,279
NET ASSETS:
 Beginning of year                      7,043,962           80,170,617
                                     ------------       --------------
 End of year                           $7,529,613          $83,392,896
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               MFS(R) INVESTORS
                                    GROWTH               MFS(R) INVESTORS          MFS(R) MID CAP              MFS(R) NEW
                                 STOCK SERIES              TRUST SERIES             GROWTH SERIES           DISCOVERY SERIES
                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(180,360)                $(745,481)               $(469,408)              $(1,417,234)
 Net realized gain (loss)
  on security transactions             (67,708)               (1,193,292)                (256,444)               (1,817,433)
 Net realized gain on
  distributions                             --                        --                       --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,530,019                13,480,995                6,927,912                26,972,651
                                 -------------            --------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,281,951                11,542,222                6,202,060                23,737,984
                                 -------------            --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              37,640                   576,015                  136,213                   388,407
 Net transfers                        (620,579)               (2,910,053)               1,759,692                (5,557,091)
 Surrenders for benefit
  payments and fees                 (2,260,192)              (14,425,798)              (3,429,736)               (8,789,190)
 Other                                      --                        --                       --                        --
 Net annuity transactions               28,842                    37,924                       --                    72,994
                                 -------------            --------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,814,289)              (16,721,912)              (1,533,831)              (13,884,880)
                                 -------------            --------------            -------------            --------------
 Net increase (decrease)
  in net assets                     (1,532,338)               (5,179,690)               4,668,229                 9,853,104
NET ASSETS:
 Beginning of year                  15,171,344               135,280,667               24,402,994                80,594,539
                                 -------------            --------------            -------------            --------------
 End of year                       $13,639,006              $130,100,977              $29,071,223               $90,447,643
                                 =============            ==============            =============            ==============


                             MFS(R) TOTAL        MFS(R) VALUE            MFS(R) RESEARCH
                            RETURN SERIES           SERIES                 BOND SERIES
                             SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $4,060,762           $(276,931)                $905,667
 Net realized gain (loss)
  on security transactions      (5,966,264)           (287,403)                 159,299
 Net realized gain on
  distributions                         --                  --                  229,229
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          32,380,588           9,123,765                2,528,379
                            --------------       -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               30,475,086           8,559,431                3,822,574
                            --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                       2,821,516           2,478,127                4,236,041
 Net transfers                   4,746,302           5,055,425               16,960,312
 Surrenders for benefit
  payments and fees            (46,903,960)         (8,706,181)              (9,135,398)
 Other                                  --                  --                       --
 Net annuity transactions          (90,910)                (55)                  21,123
                            --------------       -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (39,427,052)         (1,172,684)              12,082,078
                            --------------       -------------            -------------
 Net increase (decrease)
  in net assets                 (8,951,966)          7,386,747               15,904,652
NET ASSETS:
 Beginning of year             404,732,803          88,146,324               63,395,804
                            --------------       -------------            -------------
 End of year                  $395,780,837         $95,533,071              $79,300,456
                            ==============       =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    MFS(R) RESEARCH         MFS(R) RESEARCH
                                 INTERNATIONAL SERIES            SERIES
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(30,108)               $(43,505)
 Net realized gain (loss) on
  security transactions                   (373,353)                 97,668
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,444,056                 621,111
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,040,595                 675,274
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 101,265                  12,393
 Net transfers                              97,374                  71,583
 Surrenders for benefit
  payments and fees                     (2,390,921)               (490,685)
 Other                                          --                      --
 Net annuity transactions                     (513)                     --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,192,795)               (406,709)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (152,200)                268,565
NET ASSETS:
 Beginning of year                      24,492,666               5,185,311
                                     -------------            ------------
 End of year                           $24,340,466              $5,453,876
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      INVESCO
                                     BLACKROCK                BLACKROCK          VAN KAMPEN V. I.          UIF MID CAP
                                      GLOBAL                  LARGE CAP            INTERNATIONAL              GROWTH
                              OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND        GROWTH EQUITY            PORTFOLIO
                                 SUB-ACCOUNT (32)            SUB-ACCOUNT         SUB-ACCOUNT (33)        SUB-ACCOUNT (34)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                  $314                   $(4,165)                 $(70)                $(34,457)
 Net realized gain (loss)
  on security transactions                  --                    24,491                     9                   65,803
 Net realized gain on
  distributions                             --                        --                    --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   2,727                    35,321                 2,500                  561,525
                                     ---------                ----------             ---------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                        3,041                    55,647                 2,439                  592,871
                                     ---------                ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                  --                       214                    --                   33,945
 Net transfers                             149                     4,083                    --                  257,694
 Surrenders for benefit
  payments and fees                       (205)                  (90,991)                 (378)                 (96,666)
 Other                                      --                        --                    --                       --
 Net annuity transactions                   --                        --                    --                       --
                                     ---------                ----------             ---------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   (56)                  (86,694)                 (378)                 194,973
                                     ---------                ----------             ---------             ------------
 Net increase (decrease)
  in net assets                          2,985                   (31,047)                2,061                  787,844
NET ASSETS:
 Beginning of year                      26,402                   481,784                30,650                1,923,240
                                     ---------                ----------             ---------             ------------
 End of year                           $29,387                  $450,737               $32,711               $2,711,084
                                     =========                ==========             =========             ============

                                  INVESCO                                  MORGAN STANLEY --
                              VAN KAMPEN V. I.      MORGAN STANLEY --           CAPITAL
                                  MID CAP             FOCUS GROWTH           OPPORTUNITIES
                                 VALUE FUND             PORTFOLIO              PORTFOLIO
                              SUB-ACCOUNT (35)         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(5,491)               $(139)                 $(3,718)
 Net realized gain (loss)
  on security transactions           32,050                   (2)                   2,082
 Net realized gain on
  distributions                          --                   --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              123,339                1,400                   46,343
                                 ----------              -------               ----------
 Net increase (decrease)
  in net assets resulting
  from operations                   149,898                1,259                   44,707
                                 ----------              -------               ----------
UNIT TRANSACTIONS:
 Purchases                           10,138                   --                       --
 Net transfers                       67,650                   --                  (12,120)
 Surrenders for benefit
  payments and fees                 (39,697)                  (4)                  (7,677)
 Other                                   --                   --                       --
 Net annuity transactions                --                   --                       --
                                 ----------              -------               ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             38,091                   (4)                 (19,797)
                                 ----------              -------               ----------
 Net increase (decrease)
  in net assets                     187,989                1,255                   24,910
NET ASSETS:
 Beginning of year                  751,663                5,260                  196,847
                                 ----------              -------               ----------
 End of year                       $939,652               $6,515                 $221,757
                                 ==========              =======               ==========

(32) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(33) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(34) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --
                                       MID CAP           MORGAN STANLEY --
                                       GROWTH             FLEXIBLE INCOME
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(332)                $1,847
 Net realized gain (loss) on
  security transactions                     191                     83
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,534                    965
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,393                  2,895
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                            3,126                     --
 Surrenders for benefit
  payments and fees                        (418)                  (369)
 Other                                       --                     --
 Net annuity transactions                    --                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       2,708                   (369)
                                      ---------              ---------
 Net increase (decrease) in
  net assets                              8,101                  2,526
NET ASSETS:
 Beginning of year                       15,201                 41,357
                                      ---------              ---------
 End of year                            $23,302                $43,883
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               INVESCO V I SELECT                           COLUMBIA MARSICO
                                   DIMENSIONS                                 INTERNATIONAL         COLUMBIA
                                    DIVIDEND           MTB MODERATE           OPPORTUNITIES        HIGH YIELD
                                GROWTH PORTFOLIO      GROWTH FUND II             VS FUND             VS FUND
                                SUB-ACCOUNT (36)        SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13)                 $(80)               $(193,844)           $759,937
 Net realized gain (loss) on
  security transactions                   61                    24                  439,467             107,912
 Net realized gain on
  distributions                           --                    --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            425                 1,476                1,166,073             324,938
                                     -------             ---------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             473                 1,420                1,411,696           1,192,787
                                     -------             ---------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                --                    --                   48,962              77,301
 Net transfers                            --                    --                 (329,479)           (179,934)
 Surrenders for benefit
  payments and fees                     (303)                   --               (2,447,556)         (2,189,559)
 Other                                    --                    --                       --                  --
 Net annuity transactions                 --                    --                       --                  --
                                     -------             ---------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (303)                   --               (2,728,073)         (2,292,192)
                                     -------             ---------            -------------       -------------
 Net increase (decrease) in
  net assets                             170                 1,420               (1,316,377)         (1,099,405)
NET ASSETS:
 Beginning of year                     5,932                15,445               15,386,774          13,440,768
                                     -------             ---------            -------------       -------------
 End of year                          $6,102               $16,865              $14,070,397         $12,341,363
                                     =======             =========            =============       =============


                                  COLUMBIA MARSICO             NATIONS             COLUMBIA MARSICO
                                  FOCUSED EQUITIES         ASSET ALLOCATION             GROWTH
                                       VS FUND                PORTFOLIO                 VS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(170,060)                $23,357                $(187,947)
 Net realized gain (loss) on
  security transactions                   274,283                (237,399)                 712,623
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,527,791                 656,599                1,133,115
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,632,014                 442,557                1,657,791
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,744                  13,829                   41,708
 Net transfers                           (217,749)                 52,888                 (396,588)
 Surrenders for benefit
  payments and fees                    (1,667,424)               (772,152)              (1,917,210)
 Other                                         --                      --                       --
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,870,429)               (705,435)              (2,272,090)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (238,415)               (262,878)                (614,299)
NET ASSETS:
 Beginning of year                     11,487,598               4,470,805               10,373,899
                                    -------------            ------------            -------------
 End of year                          $11,249,183              $4,207,927               $9,759,600
                                    =============            ============            =============

(36) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO        COLUMBIA MARSICO
                                     21ST CENTURY            MIDCAP GROWTH
                                       VS FUND                  VS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,656)               $(279,597)
 Net realized gain (loss) on
  security transactions                   118,791                   24,176
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             405,621                3,630,347
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              458,756                3,374,926
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    400                   95,150
 Net transfers                           (102,245)              (1,322,854)
 Surrenders for benefit
  payments and fees                      (583,410)              (2,517,259)
 Other                                         --                       --
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (685,255)              (3,744,963)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (226,499)                (370,037)
NET ASSETS:
 Beginning of year                      3,525,414               14,934,968
                                     ------------            -------------
 End of year                           $3,298,915              $14,564,931
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                                                            OPPENHEIMER
                                     CAPITAL              OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                   APPRECIATION        GLOBAL SECURITIES          MAIN STREET              SMALL CAP
                                     FUND/VA                FUND/VA                FUND(R)/VA              FUND(R)/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(7,328)               $(31,090)                $(7,577)               $(72,413)
 Net realized gain (loss) on
  security transactions                  6,124                 141,381                   7,557                 121,364
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,864                 871,900                 144,924               1,199,301
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,660                 982,191                 144,904               1,248,252
                                    ----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              14,001                  92,311                   4,655                 107,946
 Net transfers                           9,885                 140,202                 128,044                 (91,079)
 Surrenders for benefit
  payments and fees                    (70,525)               (560,052)                (45,960)               (353,166)
 Other                                      --                      --                      --                      --
 Net annuity transactions                   --                      --                      --                      --
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (46,639)               (327,539)                 86,739                (336,299)
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (10,979)                654,652                 231,643                 911,953
NET ASSETS:
 Beginning of year                     551,924               7,342,105                 922,344               5,861,068
                                    ----------            ------------            ------------            ------------
 End of year                          $540,945              $7,996,757              $1,153,987              $6,773,021
                                    ==========            ============            ============            ============


                                   OPPENHEIMER         PUTNAM VT              PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET
                                     FUND/VA          INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,038)         $2,468,849               $20,772
 Net realized gain (loss) on
  security transactions                    806              80,752                   289
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,500            (510,873)               46,070
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,268           2,038,728                67,131
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 570             483,812               140,775
 Net transfers                          48,102           1,829,532               113,689
 Surrenders for benefit
  payments and fees                     (9,430)         (1,129,451)              (11,346)
 Other                                      --                  --                    --
 Net annuity transactions                   --                  --                    --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,242           1,183,893               243,118
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                            59,510           3,222,621               310,249
NET ASSETS:
 Beginning of year                     127,745          18,736,189               316,761
                                    ----------       -------------            ----------
 End of year                          $187,255         $21,958,810              $627,010
                                    ==========       =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PUTNAM VT            PUTNAM VT
                                   INTERNATIONAL        INTERNATIONAL
                                    VALUE FUND           EQUITY FUND
                                 SUB-ACCOUNT (37)        SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,162                $4,531
 Net realized gain (loss) on
  security transactions                 (1,548)                  175
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,468                18,017
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,082                22,723
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,565                    25
 Net transfers                          18,760                13,266
 Surrenders for benefit
  payments and fees                    (16,811)              (16,808)
 Other                                      --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,514                (3,517)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                             7,596                19,206
NET ASSETS:
 Beginning of year                      73,361               282,525
                                     ---------            ----------
 End of year                           $80,957              $301,731
                                     =========            ==========

(37) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   JPMORGAN                  JPMORGAN
                                    PUTNAM VT                                   INSURANCE TRUST          INSURANCE TRUST
                                    SMALL CAP              PUTNAM VT               BALANCED                 CORE BOND
                                    VALUE FUND              VOYAGER             PORTFOLIO -- 1            PORTFOLIO -- 1
                                   SUB-ACCOUNT         SUB-ACCOUNT (30)        SUB-ACCOUNT (27)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,626)                 $(15)                  $(9,300)               $2,154,651
 Net realized gain (loss) on
  security transactions                  1,231                     1                   (28,149)                  418,100
 Net realized gain on
  distributions                             --                    --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,500                 1,250                   121,699                 4,134,705
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,105                 1,236                    84,250                 6,707,456
                                    ----------             ---------             -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              61,879                10,000                     1,020                   347,447
 Net transfers                          20,386                    --                (1,989,715)                1,842,753
 Surrenders for benefit
  payments and fees                    (10,510)                   --                   (31,445)               (8,475,244)
 Other                                      --                    --                        --                        --
 Net annuity transactions                   --                    --                        --                        --
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     71,755                10,000                (2,020,140)               (6,285,044)
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets                           130,860                11,236                (1,935,890)                  422,412
NET ASSETS:
 Beginning of year                     179,698                    --                 1,935,890                90,092,930
                                    ----------             ---------             -------------            --------------
 End of year                          $310,558               $11,236                      $ --               $90,515,342
                                    ==========             =========             =============            ==============

                                      JPMORGAN                 JPMORGAN                  JPMORGAN
                                  INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                    U.S. EQUITY            INTREPID MID CAP            EQUITY INDEX
                                   PORTFOLIO -- 1           PORTFOLIO -- 1            PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(65,892)                 $(28,608)                 $197,806
 Net realized gain (loss) on
  security transactions                  (49,409)                    2,901                  (181,281)
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,232,755                 1,647,141                 4,872,042
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,117,454                 1,621,434                 4,888,567
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                27,838                    46,112                    98,844
 Net transfers                           210,468                  (421,893)               (1,579,486)
 Surrenders for benefit
  payments and fees                     (758,156)                 (593,702)               (3,220,945)
 Other                                        --                        --                        --
 Net annuity transactions                     --                        --                        --
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (519,850)                 (969,483)               (4,701,587)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                             597,604                   651,951                   186,980
NET ASSETS:
 Beginning of year                     9,070,657                 9,463,584                39,558,492
                                    ------------            --------------            --------------
 End of year                          $9,668,261               $10,115,535               $39,745,472
                                    ============            ==============            ==============

(27) Effective April 23, 2010 JPMorgan Insurance Trust Balanced Portfolio -- 1 was liquidated.

(30) Funded as of September 21, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST
                                   INTREPID GROWTH          MID CAP GROWTH
                                    PORTFOLIO -- 1          PORTFOLIO -- 1
                                     SUB-ACCOUNT           SUB-ACCOUNT (38)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(22,586)               $(174,757)
 Net realized gain (loss) on
  security transactions                    70,700                   56,743
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             483,221                2,485,930
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              531,335                2,367,916
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  9,455                   22,105
 Net transfers                           (111,135)                (499,809)
 Surrenders for benefit
  payments and fees                      (291,689)                (898,262)
 Other                                         --                       --
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (393,369)              (1,375,966)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              137,966                  991,950
NET ASSETS:
 Beginning of year                      3,798,663               10,825,577
                                     ------------            -------------
 End of year                           $3,936,629              $11,817,527
                                     ============            =============

(38) Formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

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

                                      JPMORGAN
                                  INSURANCE TRUST         JENNISON 20/20                                PRUDENTIAL
                                   MID CAP VALUE              FOCUS                JENNISON                VALUE
                                   PORTFOLIO -- 1           PORTFOLIO             PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,649)              $(3,567)              $(5,342)               $(1,502)
 Net realized gain (loss) on
  security transactions                 (136,620)               (9,048)               (6,997)                (1,131)
 Net realized gain on
  distributions                               --                    --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,738,020                14,926                35,003                 11,543
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,565,751                 2,311                22,664                  8,910
                                    ------------            ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                32,527                 1,000                    --                  1,000
 Net transfers                            91,325               (15,324)              (43,811)                   241
 Surrenders for benefit
  payments and fees                     (682,065)              (63,071)              (41,947)              (157,958)
 Other                                        --                    --                    --                     --
 Net annuity transactions                     --                    --                    --                     --
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (558,213)              (77,395)              (85,758)              (156,717)
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           1,007,538               (75,084)              (63,094)              (147,807)
NET ASSETS:
 Beginning of year                     7,538,425               259,027               358,668                237,711
                                    ------------            ----------            ----------            -----------
 End of year                          $8,545,963              $183,943              $295,574                $89,904
                                    ============            ==========            ==========            ===========

                                                      LEGG MASON             LEGG MASON
                                  PRUDENTIAL          CLEARBRIDGE           CLEARBRIDGE
                                    SERIES          VARIABLE EQUITY           VARIABLE
                                 INTERNATIONAL      INCOME BUILDER       FUNDAMENTAL VALUE
                                    GROWTH             PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(32)              $2,038                  $2,035
 Net realized gain (loss) on
  security transactions                  (9)              (4,320)                (66,620)
 Net realized gain on
  distributions                          --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           724               10,683                 195,685
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            683                8,401                 131,100
                                    -------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   --                      --
 Net transfers                           --                2,908                 (29,342)
 Surrenders for benefit
  payments and fees                     (18)             (11,813)               (155,069)
 Other                                   --                   --                      --
 Net annuity transactions                --                   --                      --
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (18)              (8,905)               (184,411)
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets                            665                 (504)                (53,311)
NET ASSETS:
 Beginning of year                    5,791               84,268               1,025,780
                                    -------            ---------            ------------
 End of year                         $6,456              $83,764                $972,469
                                    =======            =========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    LEGG MASON
                                   WESTERN ASSET          LEGG MASON
                                  VARIABLE GLOBAL        CLEARBRIDGE
                                  HIGH YIELD BOND     VARIABLE INVESTORS
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,802                $4,903
 Net realized gain (loss) on
  security transactions                     57                (6,894)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,721                26,291
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,580                24,300
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --
 Net transfers                           2,680                (9,706)
 Surrenders for benefit
  payments and fees                     (1,797)              (42,383)
 Other                                      --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        883               (52,089)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                            10,463               (27,789)
NET ASSETS:
 Beginning of year                      71,655               352,039
                                     ---------            ----------
 End of year                           $82,118              $324,250
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

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
                                   INVESCO                                     WELLS FARGO           WELLS FARGO
                               VAN KAMPEN V. I.           INVESCO             ADVANTAGE VT          ADVANTAGE VT
                                  GROWTH AND          VAN KAMPEN V. I.         INDEX ASSET          TOTAL RETURN
                                 INCOME FUND           COMSTOCK FUND         ALLOCATION FUND          BOND FUND
                               SUB-ACCOUNT (39)       SUB-ACCOUNT (40)      SUB-ACCOUNT (41)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(20,302)              $(6,604)                  $(7)                 $203
 Net realized gain (loss)
  on security transactions             10,992                (6,073)                    3                    --
 Net realized gain on
  distributions                            --                    --                    --                   272
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                179,542                59,464                 1,223                    61
                                 ------------            ----------             ---------             ---------
 Net increase (decrease)
  in net assets resulting
  from operations                     170,232                46,787                 1,219                   536
                                 ------------            ----------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                             27,920                    --                    --                    --
 Net transfers                        151,661                (5,923)                   --                    --
 Surrenders for benefit
  payments and fees                   (68,807)              (11,072)                   --                    --
 Other                                     --                    --                    --                    --
 Net annuity transactions                  --                    --                    --                     3
                                 ------------            ----------             ---------             ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              110,774               (16,995)                   --                     3
                                 ------------            ----------             ---------             ---------
 Net increase (decrease)
  in net assets                       281,006                29,792                 1,219                   539
NET ASSETS:
 Beginning of year                  1,404,925               362,147                10,871                 9,569
                                 ------------            ----------             ---------             ---------
 End of year                       $1,685,931              $391,939               $12,090               $10,108
                                 ============            ==========             =========             =========

                                   WELLS FARGO              WELLS FARGO             WELLS FARGO
                                  ADVANTAGE VT              ADVANTAGE VT            ADVANTAGE VT
                                    INTRINSIC              INTERNATIONAL             SMALL CAP
                                   VALUE FUND               EQUITY FUND             GROWTH FUND
                              SUB-ACCOUNT (42)(43)      SUB-ACCOUNT (44)(45)      SUB-ACCOUNT (46)
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(213)                  $(15,364)               $(30,404)
 Net realized gain (loss)
  on security transactions             (1,093)                  (860,169)               (496,601)
 Net realized gain on
  distributions                            --                     62,655                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  4,338                  1,067,165                 914,951
                                    ---------               ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                       3,032                    254,287                 387,946
                                    ---------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                      2,775                   5,071
 Net transfers                            174                    (67,699)                 93,014
 Surrenders for benefit
  payments and fees                    (1,337)                  (106,629)               (314,163)
 Other                                     --                         --                      --
 Net annuity transactions                  --                         --                    (442)
                                    ---------               ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               (1,163)                  (171,553)               (216,520)
                                    ---------               ------------            ------------
 Net increase (decrease)
  in net assets                         1,869                     82,734                 171,426
NET ASSETS:
 Beginning of year                     26,909                  1,814,130               1,699,942
                                    ---------               ------------            ------------
 End of year                          $28,778                 $1,896,864              $1,871,368
                                    =========               ============            ============

(39) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(40) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(41) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(42) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(43) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(44) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(45) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(46) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         WELLS FARGO
                                   WELLS FARGO          ADVANTAGE VT
                                  ADVANTAGE VT            SMALL CAP
                                 DISCOVERY FUND          VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (47)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39)               $(258,223)
 Net realized gain (loss) on
  security transactions                   12               (6,423,099)
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            901                9,292,932
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             874                2,611,610
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                --                  150,191
 Net transfers                            --                 (236,539)
 Surrenders for benefit
  payments and fees                      (14)              (1,347,841)
 Other                                    --                       --
 Net annuity transactions                 --                     (393)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (14)              (1,434,582)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             860                1,177,028
NET ASSETS:
 Beginning of year                     2,609               15,909,680
                                     -------            -------------
 End of year                          $3,469              $17,086,708
                                     =======            =============

(47) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

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                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(16,843)                 $(17,252)
 Net realized gain (loss) on
  security transactions                     (9,453)                   38,732
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              473,788                 1,950,377
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               447,492                 1,971,857
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                 573,409                 1,173,064
 Net transfers                           1,342,022                 1,583,367
 Surrenders for benefit
  payments and fees                        (67,922)                 (367,865)
 Net annuity transactions                       --                        --
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,847,509                 2,388,566
                                      ------------              ------------
 Net increase (decrease) in
  net assets                             2,295,001                 4,360,423
NET ASSETS:
 Beginning of year                       1,197,637                 3,443,863
                                      ------------              ------------
 End of year                            $3,492,638                $7,804,286
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

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
                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS      AIM V.I.
                                    SMALL/MID-CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL            BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO       VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,072)                   $2,163                    $28,186             $(65,072)
 Net realized gain (loss) on
  security transactions                    7,239                    (7,668)                    22,723              617,696
 Net realized gain on
  distributions                           34,620                        --                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            253,280                    30,656                    282,262           13,614,506
                                      ----------                ----------               ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             289,067                    25,151                    333,171           14,167,130
                                      ----------                ----------               ------------        -------------
UNIT TRANSACTIONS:
 Purchases                               128,624                     3,371                     53,277              361,686
 Net transfers                            31,172                    45,179                     72,205               85,971
 Surrenders for benefit
  payments and fees                      (30,954)                  (24,384)                   (40,483)          (3,753,962)
 Net annuity transactions                     --                        --                         --                 (429)
                                      ----------                ----------               ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      128,842                    24,166                     84,999           (3,306,734)
                                      ----------                ----------               ------------        -------------
 Net increase (decrease) in
  net assets                             417,909                    49,317                    418,170           10,860,396
NET ASSETS:
 Beginning of year                       568,356                    88,914                    769,233           33,715,844
                                      ----------                ----------               ------------        -------------
 End of year                            $986,265                  $138,231                 $1,187,403          $44,576,240
                                      ==========                ==========               ============        =============

                                      AIM V.I.            AIM V.I.                  AIM V.I.
                                       CAPITAL              CORE                   GOVERNMENT
                                  APPRECIATION FUND      EQUITY FUND            SECURITIES FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(234,899)            $(1,075)              $10,213,970
 Net realized gain (loss) on
  security transactions                  (724,765)           (484,822)                2,569,616
 Net realized gain on
  distributions                                --                  --                11,914,563
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,439,963          18,109,760               (32,033,930)
                                    -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,480,299          17,623,863                (7,335,781)
                                    -------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                594,994             408,594                 1,715,550
 Net transfers                          1,117,424           2,585,183               (36,189,801)
 Surrenders for benefit
  payments and fees                    (2,208,718)         (6,862,561)              (38,501,661)
 Net annuity transactions                      --              (2,955)                   (4,211)
                                    -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (496,300)         (3,871,739)              (72,980,123)
                                    -------------       -------------            --------------
 Net increase (decrease) in
  net assets                            2,983,999          13,752,124               (80,315,904)
NET ASSETS:
 Beginning of year                     18,757,344          70,267,207               410,643,097
                                    -------------       -------------            --------------
 End of year                          $21,741,343         $84,019,331              $330,327,193
                                    =============       =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       AIM V.I.           AIM V.I.
                                         HIGH           INTERNATIONAL
                                      YIELD FUND         GROWTH FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $62,362            $(99,010)
 Net realized gain (loss) on
  security transactions                    12,569            (802,440)
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             297,056          19,154,845
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              371,987          18,253,395
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     13           1,796,536
 Net transfers                            107,092           2,825,440
 Surrenders for benefit
  payments and fees                       (99,662)         (4,786,268)
 Net annuity transactions                      --               1,444
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         7,443            (162,848)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              379,430          18,090,547
NET ASSETS:
 Beginning of year                        741,459          56,274,290
                                     ------------       -------------
 End of year                           $1,120,889         $74,364,837
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AIM V.I.            AIM V.I.            AIM V.I.                 AIM V.I.
                               MID CAP CORE          SMALL CAP           LARGE CAP                CAPITAL
                                EQUITY FUND         EQUITY FUND         GROWTH FUND           DEVELOPMENT FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(364,431)          $(539,930)          $(191,250)               $(24,391)
 Net realized gain (loss) on
  security transactions              446,194            (454,042)           (399,460)                 21,161
 Net realized gain on
  distributions                      969,327                  --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     17,499,446           7,250,519           3,304,592                 452,868
                               -------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      18,550,536           6,256,547           2,713,882                 449,638
                               -------------       -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           497,881             685,958              69,325                 154,329
 Net transfers                       348,675           3,194,491            (249,875)              1,420,245
 Surrenders for benefit
  payments and fees               (6,639,504)         (3,061,158)         (1,420,574)                (38,860)
 Net annuity transactions            (15,182)                534                  --                      --
                               -------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,808,130)            819,825          (1,601,124)              1,535,714
                               -------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets                      12,742,406           7,076,372           1,112,758               1,985,352
NET ASSETS:
 Beginning of year                72,100,957          31,445,022          12,742,744                 525,270
                               -------------       -------------       -------------            ------------
 End of year                     $84,843,363         $38,521,394         $13,855,502              $2,510,622
                               =============       =============       =============            ============

                                                                                   AMERICAN FUNDS
                                     AIM V.I.            AMERICAN FUNDS                GLOBAL
                                 POWERSHARES ETF             GLOBAL                  GROWTH AND
                                 ALLOCATION FUND            BOND FUND               INCOME FUND
                                 SUB-ACCOUNT (A)           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,623                $(221,093)                 $696,899
 Net realized gain (loss) on
  security transactions                    131                 (210,293)               (3,979,038)
 Net realized gain on
  distributions                          1,108                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           24,075                6,156,515                33,590,723
                                    ----------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,937                5,725,129                30,308,584
                                    ----------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              64,661                  646,261                   527,906
 Net transfers                         476,814                7,717,991                   763,371
 Surrenders for benefit
  payments and fees                     (1,700)              (7,488,937)               (5,927,677)
 Net annuity transactions                   --                       --                    (6,135)
                                    ----------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    539,775                  875,315                (4,642,535)
                                    ----------            -------------            --------------
 Net increase (decrease) in
  net assets                           567,712                6,600,444                25,666,049
NET ASSETS:
 Beginning of year                          --               81,616,048                87,668,261
                                    ----------            -------------            --------------
 End of year                          $567,712              $88,216,492              $113,334,310
                                    ==========            =============            ==============

(a)  Funded as of February 26, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS              BLUE CHIP
                                         ASSET                   INCOME AND
                                    ALLOCATION FUND             GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,607,454                  $349,903
 Net realized gain (loss) on
  security transactions                  (9,439,532)               (4,074,088)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            66,271,295                33,984,998
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             58,439,217                30,260,813
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,253,483                   651,335
 Net transfers                           (7,819,650)               (2,928,847)
 Surrenders for benefit
  payments and fees                     (28,275,619)              (12,081,534)
 Net annuity transactions                   (44,343)                   (6,108)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (34,886,129)              (14,365,154)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             23,553,088                15,895,659
NET ASSETS:
 Beginning of year                      300,456,558               129,288,586
                                     --------------            --------------
 End of year                           $324,009,646              $145,184,245
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                AMERICAN FUNDS              GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                  BOND FUND              GROWTH FUND             GROWTH FUND          GROWTH-INCOME FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $4,562,700               $(288,215)            $(8,259,895)            $(1,349,589)
 Net realized gain (loss)
  on security transactions             416,380              (3,177,906)            (29,722,178)            (32,759,493)
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              27,087,433              35,378,194             271,051,511             214,155,269
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   32,066,513              31,912,073             233,069,438             180,046,187
                                --------------          --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                           1,628,758                 449,655               5,391,134               3,573,408
 Net transfers                      29,129,608               1,698,501              (4,440,225)            (16,458,607)
 Surrenders for benefit
  payments and fees                (33,316,573)             (6,996,788)            (61,189,713)            (59,943,031)
 Net annuity transactions              (28,893)                 (9,579)                (43,102)                (78,962)
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,587,100)             (4,858,211)            (60,281,906)            (72,907,192)
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets                     29,479,413              27,053,862             172,787,532             107,138,995
NET ASSETS:
 Beginning of year                 305,335,613              86,924,710             673,837,383             678,624,434
                                --------------          --------------          --------------          --------------
 End of year                      $334,815,026            $113,978,572            $846,624,915            $785,763,429
                                ==============          ==============          ==============          ==============

                                                                               AMERICAN FUNDS
                                AMERICAN FUNDS          AMERICAN FUNDS          GLOBAL SMALL
                              INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(521,112)              $(191,807)           $(1,100,080)
 Net realized gain (loss)
  on security transactions          (7,109,000)             (2,355,956)            (2,049,846)
 Net realized gain on
  distributions                      1,158,791                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              81,107,456              34,671,134             36,472,961
                                --------------          --------------          -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   74,636,135              32,123,371             33,323,035
                                --------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                           1,271,441                 488,641                474,795
 Net transfers                      (8,689,002)              5,735,012              4,534,079
 Surrenders for benefit
  payments and fees                (16,890,964)             (6,510,911)            (5,798,029)
 Net annuity transactions              (24,565)                   (399)                (3,684)
                                --------------          --------------          -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (24,333,090)               (287,657)              (792,839)
                                --------------          --------------          -------------
 Net increase (decrease)
  in net assets                     50,303,045              31,835,714             32,530,196
NET ASSETS:
 Beginning of year                 200,567,093              71,751,140             59,022,521
                                --------------          --------------          -------------
 End of year                      $250,870,138            $103,586,854            $91,552,717
                                ==============          ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        BB&T                 BB&T
                                      MID CAP           CAPITAL MANAGER
                                     GROWTH VIF           EQUITY VIF
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,829)                $(7)
 Net realized gain (loss) on
  security transactions                   1,270                   3
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            55,964                 555
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             54,405                 551
                                     ----------             -------
UNIT TRANSACTIONS:
 Purchases                               36,783                  40
 Net transfers                           39,936               2,820
 Surrenders for benefit
  payments and fees                      (1,817)                 (3)
 Net annuity transactions                    --                  --
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      74,902               2,857
                                     ----------             -------
 Net increase (decrease) in
  net assets                            129,307               3,408
NET ASSETS:
 Beginning of year                      145,032                 216
                                     ----------             -------
 End of year                           $274,339              $3,624
                                     ==========             =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          BB&T                                          COLUMBIA
                                                        SPECIAL                   BB&T                SMALL COMPANY
                                   BB&T              OPPORTUNITIES            TOTAL RETURN               GROWTH
                               LARGE CAP VIF           EQUITY VIF               BOND VIF                 VS FUND
                              SUB-ACCOUNT (B)         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(13)               $(24,611)                $22,299                $(168,528)
 Net realized gain (loss)
  on security transactions          (8,079)                  4,898                   1,119               (1,142,981)
 Net realized gain on
  distributions                         --                  55,252                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               7,089                 506,238                  43,349                3,009,796
                                 ---------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   (1,003)                541,777                  66,767                1,698,287
                                 ---------            ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              --                 180,059                  86,536                   29,997
 Net transfers                      (9,046)                241,239                 604,455                 (197,607)
 Surrenders for benefit
  payments and fees                     --                 (93,696)                (73,456)              (1,427,875)
 Net annuity transactions               --                      --                      --                       --
                                 ---------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (9,046)                327,602                 617,535               (1,595,485)
                                 ---------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets                    (10,049)                869,379                 684,302                  102,802
NET ASSETS:
 Beginning of year                  10,049               1,158,160                 569,209                8,621,503
                                 ---------            ------------            ------------            -------------
 End of year                          $ --              $2,027,539              $1,253,511               $8,724,305
                                 =========            ============            ============            =============


                                   COLUMBIA               EVERGREEN VA
                                LARGE CAP VALUE       DIVERSIFIED CAPITAL         EVERGREEN VA
                                    VS FUND               BUILDER FUND            GROWTH FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $132,840                 $5,387                 $(26,714)
 Net realized gain (loss)
  on security transactions          (2,188,469)               (48,330)                 (88,996)
 Net realized gain on
  distributions                             --                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               4,761,694                211,004                  600,822
                                 -------------             ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,706,065                168,061                  485,112
                                 -------------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                              44,911                 59,523                    3,028
 Net transfers                        (481,031)               299,100                  (43,693)
 Surrenders for benefit
  payments and fees                 (2,540,474)               (27,062)                (111,776)
 Net annuity transactions                   --                     --                     (371)
                                 -------------             ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,976,594)               331,561                 (152,812)
                                 -------------             ----------             ------------
 Net increase (decrease)
  in net assets                       (270,529)               499,622                  332,300
NET ASSETS:
 Beginning of year                  14,951,080                463,210                1,356,770
                                 -------------             ----------             ------------
 End of year                       $14,680,551               $962,832               $1,689,070
                                 =============             ==========             ============

(b) Not funded as of December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     EVERGREEN VA
                                    INTERNATIONAL           EVERGREEN VA
                                     EQUITY FUND             OMEGA FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $26,161               $(2,079)
 Net realized gain (loss) on
  security transactions                   (13,843)                1,730
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             211,067               112,892
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              223,385               112,543
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 10,160               104,103
 Net transfers                            (68,221)              152,531
 Surrenders for benefit
  payments and fees                       (85,865)               (6,173)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (143,926)              250,461
                                     ------------            ----------
 Net increase (decrease) in
  net assets                               79,459               363,004
NET ASSETS:
 Beginning of year                      1,725,818               161,397
                                     ------------            ----------
 End of year                           $1,805,277              $524,401
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA             EVERGREEN VA           FIDELITY VIP      FIDELITY VIP
                                  SPECIAL               FUNDAMENTAL               GROWTH         CONTRAFUND(R)
                                VALUES FUND            LARGE CAP FUND           PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(158,973)                $(6,646)              $(6,529)           $(39,327)
 Net realized gain (loss) on
  security transactions             (239,838)                 13,158                (1,107)             70,265
 Net realized gain on
  distributions                           --                      --                   471               3,839
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,886,441               1,791,191               138,103           3,915,833
                               -------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,487,630               1,797,703               130,938           3,950,610
                               -------------            ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                           382,804               1,382,880                20,861           1,426,076
 Net transfers                       249,227               1,993,841               314,053           3,054,295
 Surrenders for benefit
  payments and fees                 (860,191)               (421,695)              (31,739)           (486,147)
 Net annuity transactions               (343)                     --                    --                  --
                               -------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (228,503)              2,955,026               303,175           3,994,224
                               -------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets                       3,259,127               4,752,729               434,113           7,944,834
NET ASSETS:
 Beginning of year                12,650,553               3,232,505               240,121           7,911,864
                               -------------            ------------            ----------       -------------
 End of year                     $15,909,680              $7,985,234              $674,234         $15,856,698
                               =============            ============            ==========       =============

                                                                             FIDELITY VIP
                               FIDELITY VIP            FIDELITY VIP        DYNAMIC CAPITAL
                                  MID CAP            VALUE STRATEGIES        APPRECIATION
                                 PORTFOLIO              PORTFOLIO             PORTFOLIO
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(106,964)              $(6,092)              $(2,620)
 Net realized gain (loss) on
  security transactions               76,351               (10,083)                  (98)
 Net realized gain on
  distributions                       58,587                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,200,113               223,253                45,551
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,228,087               207,078                42,833
                               -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                         1,931,238                68,605                38,124
 Net transfers                     2,908,336                95,731                50,860
 Surrenders for benefit
  payments and fees                 (654,037)              (19,352)              (14,238)
 Net annuity transactions                 --                    --                    --
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,185,537               144,984                74,746
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets                       7,413,624               352,062               117,579
NET ASSETS:
 Beginning of year                 5,653,528               293,273                98,320
                               -------------            ----------            ----------
 End of year                     $13,067,152              $645,335              $215,899
                               =============            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        FRANKLIN
                                         RISING               FRANKLIN
                                       DIVIDENDS               INCOME
                                    SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(650,572)           $57,830,013
 Net realized gain (loss) on
  security transactions                 (11,447,914)           (24,132,135)
 Net realized gain on
  distributions                                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            48,669,323            227,430,832
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             36,570,837            261,128,710
                                     --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                1,155,852             11,577,418
 Net transfers                           (5,435,962)            (5,579,597)
 Surrenders for benefit
  payments and fees                     (20,588,383)           (72,745,273)
 Net annuity transactions                   (28,125)               (65,740)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,896,618)           (66,813,192)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets                             11,674,219            194,315,518
NET ASSETS:
 Beginning of year                      267,705,070            836,509,225
                                     --------------       ----------------
 End of year                           $279,379,289         $1,030,824,743
                                     ==============       ================

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN                FRANKLIN                 FRANKLIN
                                      LARGE CAP                 GLOBAL               SMALL-MID CAP              SMALL CAP
                                       GROWTH                REAL ESTATE                GROWTH                    VALUE
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(208,368)               $143,365              $(1,422,266)                 $(4,796)
 Net realized gain (loss) on
  security transactions                (2,031,710)               (296,478)              (1,665,961)                (362,130)
 Net realized gain on
  distributions                                --                      --                       --                  378,168
 Net unrealized appreciation
  (depreciation) of
  investments during the year          14,621,686                 297,268               30,520,545                1,920,958
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           12,381,608                 144,155               27,432,318                1,932,200
                                    -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                246,347                     329                  608,073                  631,015
 Net transfers                           (451,609)               (231,862)               3,165,659                3,080,070
 Surrenders for benefit
  payments and fees                    (3,983,693)               (252,366)              (6,445,415)                (695,160)
 Net annuity transactions                  (1,236)                   (361)                 (16,785)                      --
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,190,191)               (484,260)              (2,688,468)               3,015,925
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            8,191,417                (340,105)              24,743,850                4,948,125
NET ASSETS:
 Beginning of year                     48,694,052               1,683,490               69,098,082                6,302,537
                                    -------------            ------------            -------------            -------------
 End of year                          $56,885,469              $1,343,385              $93,841,932              $11,250,662
                                    =============            ============            =============            =============

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                                          DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $15,060,464                  $947,804               $1,259,830
 Net realized gain (loss) on
  security transactions                   (238,584)              (27,518,635)                (737,037)
 Net realized gain on
  distributions                                 --                        --                  190,113
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,101,384               126,866,244               26,745,411
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            51,923,264               100,295,413               27,458,317
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               5,203,070                 6,023,143                1,681,755
 Net transfers                          39,554,722                (8,839,745)              10,433,304
 Surrenders for benefit
  payments and fees                    (22,635,448)              (37,372,761)              (3,935,200)
 Net annuity transactions                  (11,292)                  (10,733)                    (195)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     22,111,052               (40,200,096)               8,179,664
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            74,034,316                60,095,317               35,637,981
NET ASSETS:
 Beginning of year                     208,155,119               454,398,236               38,076,417
                                    --------------            --------------            -------------
 End of year                          $282,189,435              $514,493,553              $73,714,398
                                    ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                        FOREIGN                GLOBAL ASSET
                                    SECURITIES FUND          ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,759,450                $135,283
 Net realized gain (loss) on
  security transactions                    (672,576)                (83,639)
 Net realized gain on
  distributions                           7,174,395                  25,976
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,772,364                 243,709
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             52,033,633                 321,329
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                1,138,365                      --
 Net transfers                          (10,160,931)                (12,347)
 Surrenders for benefit
  payments and fees                     (13,674,387)               (270,826)
 Net annuity transactions                   (11,127)                   (654)
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (22,708,080)               (283,827)
                                     --------------            ------------
 Net increase (decrease) in
  net assets                             29,325,553                  37,502
NET ASSETS:
 Beginning of year                      160,378,422               1,707,001
                                     --------------            ------------
 End of year                           $189,703,975              $1,744,503
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       FRANKLIN                 FRANKLIN
                                   TEMPLETON                   MUTUAL                  FLEX CAP                LARGE CAP
                                     GROWTH               GLOBAL DISCOVERY              GROWTH                   VALUE
                                SECURITIES FUND           SECURITIES FUND           SECURITIES FUND         SECURITIES FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT (C)             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $4,393,274                 $(770,545)               $(323,233)                $19,400
 Net realized gain (loss)
  on security transactions          (25,184,789)                 (914,973)                (382,003)                 24,017
 Net realized gain on
  distributions                              --                 3,807,840                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               99,593,492                24,683,914                5,821,322               1,849,026
                                 --------------            --------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    78,801,977                26,806,236                5,116,086               1,892,443
                                 --------------            --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            3,289,247                 1,394,073                  558,148                  58,063
 Net transfers                      (14,342,672)                6,769,190                1,789,475               1,686,265
 Surrenders for benefit
  payments and fees                 (24,085,207)               (9,285,070)              (1,226,848)               (483,400)
 Net annuity transactions               (27,741)                  (17,349)                  (1,301)                     --
                                 --------------            --------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (35,166,373)               (1,139,156)               1,119,474               1,260,928
                                 --------------            --------------            -------------            ------------
 Net increase (decrease)
  in net assets                      43,635,604                25,667,080                6,235,560               3,153,371
NET ASSETS:
 Beginning of year                  303,628,810               125,652,233               16,357,732               6,267,170
                                 --------------            --------------            -------------            ------------
 End of year                       $347,264,414              $151,319,313              $22,593,292              $9,420,541
                                 ==============            ==============            =============            ============

                                                                            HARTFORD
                                   TEMPLETON           HARTFORD              TOTAL
                                  GLOBAL BOND          ADVISERS           RETURN BOND
                                SECURITIES FUND        HLS FUND             HLS FUND
                                SUB-ACCOUNT (D)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $1,193,260             $15,778           $3,120,694
 Net realized gain (loss)
  on security transactions              16,124          (1,728,408)          (1,514,200)
 Net realized gain on
  distributions                             --                  --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 328,009           5,636,739           12,249,979
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,537,393           3,924,109           13,856,473
                                 -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           2,174,424             880,573           17,010,596
 Net transfers                       5,357,386            (253,033)          38,378,974
 Surrenders for benefit
  payments and fees                   (601,917)         (2,661,767)         (15,332,840)
 Net annuity transactions                   --              (1,005)                  --
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             6,929,893          (2,035,232)          40,056,730
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets                      8,467,286           1,888,877           53,913,203
NET ASSETS:
 Beginning of year                   5,488,788          16,400,077           91,925,592
                                 -------------       -------------       --------------
 End of year                       $13,956,074         $18,288,954         $145,838,795
                                 =============       =============       ==============

(c)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(d) Formerly Templeton Global Income Securites Fund. Change effective May 1,
    2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD            HARTFORD
                                   CAPITAL             DIVIDEND
                                 APPRECIATION         AND GROWTH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(696,083)           $583,228
 Net realized gain (loss) on
  security transactions             (3,381,974)         (1,028,302)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       43,193,351          17,160,541
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        39,115,294          16,715,467
                                --------------       -------------
UNIT TRANSACTIONS:
 Purchases                          15,105,837          10,600,458
 Net transfers                      22,626,669          18,613,496
 Surrenders for benefit
  payments and fees                 (8,701,060)         (7,040,862)
 Net annuity transactions                 (462)                 --
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 29,030,984          22,173,092
                                --------------       -------------
 Net increase (decrease) in
  net assets                        68,146,278          38,888,559
NET ASSETS:
 Beginning of year                  69,455,306          53,819,908
                                --------------       -------------
 End of year                      $137,601,584         $92,708,467
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD
                                   FUNDAMENTAL              GLOBAL               HARTFORD               HARTFORD
                                      GROWTH               ADVISERS            GLOBAL EQUITY         GLOBAL HEALTH
                                     HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,569)              $(1,707)               $(2,385)              $(3,505)
 Net realized gain (loss) on
  security transactions                     82               (14,168)                   918                  (746)
 Net realized gain on
  distributions                             --                    --                     --                   454
 Net unrealized appreciation
  (depreciation) of
  investments during the year           86,183                37,580                114,345                66,945
                                    ----------            ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            84,696                21,705                112,878                63,148
                                    ----------            ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  40                    --                 12,000                    --
 Net transfers                         146,426                15,962                163,319                (1,146)
 Surrenders for benefit
  payments and fees                       (640)              (43,399)              (149,922)              (13,358)
 Net annuity transactions                   --                    --                     --                    --
                                    ----------            ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    145,826               (27,437)                25,397               (14,504)
                                    ----------            ----------            -----------            ----------
 Net increase (decrease) in
  net assets                           230,522                (5,732)               138,275                48,644
NET ASSETS:
 Beginning of year                      92,954               126,714                255,748               323,713
                                    ----------            ----------            -----------            ----------
 End of year                          $323,476              $120,982               $394,023              $372,357
                                    ==========            ==========            ===========            ==========

                                                              HARTFORD
                                      HARTFORD              DISCIPLINED              HARTFORD
                                   GLOBAL GROWTH               EQUITY                 GROWTH
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,894)                $23,932               $(3,669)
 Net realized gain (loss) on
  security transactions                  (85,165)                (55,650)                6,181
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            358,492               1,650,860               111,646
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             265,433               1,619,142               114,158
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                21,923               1,607,664                27,469
 Net transfers                            71,460               2,132,958                 4,885
 Surrenders for benefit
  payments and fees                      (81,945)               (403,588)              (21,081)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       11,438               3,337,034                11,273
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             276,871               4,956,176               125,431
NET ASSETS:
 Beginning of year                       783,203               3,890,433               322,129
                                    ------------            ------------            ----------
 End of year                          $1,060,074              $8,846,609              $447,560
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD
                                        GROWTH                  HARTFORD
                                     OPPORTUNITIES             HIGH YIELD
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (E)           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(139,911)               $192,544
 Net realized gain (loss) on
  security transactions                     25,641                  63,290
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,899,640                 462,040
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,785,370                 717,874
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               4,302,714                 689,241
 Net transfers                           6,098,516                 773,726
 Surrenders for benefit
  payments and fees                       (794,693)               (105,490)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,606,537               1,357,477
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            14,391,907               2,075,351
NET ASSETS:
 Beginning of year                       8,742,757                 876,287
                                     -------------            ------------
 End of year                           $23,134,664              $2,951,638
                                     =============            ============

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD             HARTFORD               HARTFORD
                                     HARTFORD           INTERNATIONAL         INTERNATIONAL          INTERNATIONAL
                                      INDEX                 GROWTH            SMALL COMPANY          OPPORTUNITIES
                                     HLS FUND              HLS FUND             HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,325                  $762                  $70                   $4,267
 Net realized gain (loss) on
  security transactions                (36,943)                8,100              (11,241)                (507,608)
 Net realized gain on
  distributions                            165                    --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          112,199                84,411               29,518                2,327,011
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            76,746                93,273               18,347                1,823,670
                                    ----------            ----------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                 150                 4,714                   --                  601,878
 Net transfers                           1,434                88,896               (3,113)                  84,969
 Surrenders for benefit
  payments and fees                    (40,222)              (45,685)              (8,395)              (1,147,515)
 Net annuity transactions                   --                    --                   --                     (380)
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (38,638)               47,925              (11,508)                (461,048)
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets                            38,108               141,198                6,839                1,362,622
NET ASSETS:
 Beginning of year                     357,948               240,901               65,334                6,399,332
                                    ----------            ----------            ---------            -------------
 End of year                          $396,056              $382,099              $72,173               $7,761,954
                                    ==========            ==========            =========            =============

                                      HARTFORD
                                       MIDCAP                 HARTFORD               HARTFORD
                                       GROWTH                  MIDCAP              MIDCAP VALUE
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,929)               $(17,694)              $(1,194)
 Net realized gain (loss) on
  security transactions                   13,297                (123,973)              (39,837)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            469,802                 545,938                78,457
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             466,170                 404,271                37,426
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               194,276                     375                    --
 Net transfers                           589,871                 (60,084)              (48,729)
 Surrenders for benefit
  payments and fees                      (58,745)               (215,459)               (9,936)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      725,402                (275,168)              (58,665)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           1,191,572                 129,103               (21,239)
NET ASSETS:
 Beginning of year                       731,948               1,667,174               162,966
                                    ------------            ------------            ----------
 End of year                          $1,923,520              $1,796,277              $141,727
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD
                                 MONEY MARKET            SMALLCAP VALUE
                                   HLS FUND                 HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(8,125,776)               $(1,222)
 Net realized gain (loss) on
  security transactions                      --                 (6,216)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                 24,603
                                ---------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (8,125,776)                17,165
                                ---------------            -----------
UNIT TRANSACTIONS:
 Purchases                            5,914,063                     --
 Net transfers                      (27,159,940)                22,064
 Surrenders for benefit
  payments and fees                (158,678,496)              (109,678)
 Net annuity transactions               (16,917)                    --
                                ---------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (179,941,290)               (87,614)
                                ---------------            -----------
 Net increase (decrease) in
  net assets                       (188,067,066)               (70,449)
NET ASSETS:
 Beginning of year                  559,945,375                164,848
                                ---------------            -----------
 End of year                       $371,878,309                $94,399
                                ===============            ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                      HARTFORD               HARTFORD          HARTFORD             U.S. GOVERNMENT
                                   SMALL COMPANY         SMALLCAP GROWTH         STOCK                 SECURITIES
                                      HLS FUND               HLS FUND          HLS FUND                 HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(84,439)              $(7,248)           $(74,589)              $(100,165)
 Net realized gain (loss) on
  security transactions                 (151,909)               11,172          (1,069,911)                (14,896)
 Net realized gain on
  distributions                               --                    --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,323,805               144,459           5,208,559                 198,292
                                    ------------            ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,087,457               148,383           4,064,059                  83,231
                                    ------------            ----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               116,480                78,322             145,392                 717,601
 Net transfers                           174,778                67,672            (290,570)              3,440,360
 Surrenders for benefit
  payments and fees                     (639,720)              (25,771)         (1,653,345)               (581,355)
 Net annuity transactions                     --                    --                  --                      --
                                    ------------            ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (348,462)              120,223          (1,798,523)              3,576,606
                                    ------------            ----------       -------------            ------------
 Net increase (decrease) in
  net assets                             738,995               268,606           2,265,536               3,659,837
NET ASSETS:
 Beginning of year                     4,383,994               316,631          11,660,797               3,807,506
                                    ------------            ----------       -------------            ------------
 End of year                          $5,122,989              $585,237         $13,926,333              $7,467,343
                                    ============            ==========       =============            ============

                                                           HARTFORD              HARTFORD
                                     HARTFORD               VALUE                 EQUITY
                                      VALUE             OPPORTUNITIES             INCOME
                                     HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,958                 $(436)               $5,651
 Net realized gain (loss) on
  security transactions                    160                (8,761)                4,497
 Net realized gain on
  distributions                             --                    --                 1,887
 Net unrealized appreciation
  (depreciation) of
  investments during the year          109,527                50,556                48,543
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           113,645                41,359                60,578
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              44,568                 9,402                60,006
 Net transfers                         317,291                12,909                99,065
 Surrenders for benefit
  payments and fees                    (10,454)               (1,311)               (6,504)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    351,405                21,000               152,567
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           465,050                62,359               213,145
NET ASSETS:
 Beginning of year                     223,238               105,645               224,183
                                    ----------            ----------            ----------
 End of year                          $688,288              $168,004              $437,328
                                    ==========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                                              BLUE CHIP
                                    AMERICAN FUNDS            INCOME AND
                                   ASSET ALLOCATION             GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $21,044                $(11,744)
 Net realized gain (loss) on
  security transactions                    39,772                  27,659
 Net realized gain on
  distributions                            34,630                  23,728
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,573,020               1,068,433
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,668,466               1,108,076
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,059,582                 507,794
 Net transfers                          2,463,506               1,156,136
 Surrenders for benefit
  payments and fees                      (258,714)                (94,867)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,264,374               1,569,063
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            4,932,840               2,677,139
NET ASSETS:
 Beginning of year                      4,756,804               2,440,396
                                     ------------            ------------
 End of year                           $9,689,644              $5,117,535
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL GROWTH           AMERICAN FUNDS
                                        BOND                 GLOBAL BOND              AND INCOME             GLOBAL GROWTH
                                      HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $217,797                 $55,899                  $28,022                  $4,675
 Net realized gain (loss) on
  security transactions                    32,049                     (69)                  31,785                  30,066
 Net realized gain on
  distributions                             1,283                      --                    3,600                  40,167
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,892,225                 250,398                3,577,698                 860,916
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,143,354                 306,228                3,641,105                 935,824
                                    -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              4,917,076                 309,360                  952,937                 194,528
 Net transfers                         10,099,768               1,553,435                2,522,995                 748,091
 Surrenders for benefit
  payments and fees                    (1,189,886)               (153,419)                (334,671)               (135,666)
 Net annuity transactions                      --                      --                       --                      --
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    13,826,958               1,709,376                3,141,261                 806,953
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           15,970,312               2,015,604                6,782,366               1,742,777
NET ASSETS:
 Beginning of year                     12,902,737               2,721,688                6,891,232               1,673,223
                                    -------------            ------------            -------------            ------------
 End of year                          $28,873,049              $4,737,292              $13,673,598              $3,416,000
                                    =============            ============            =============            ============

                                   AMERICAN FUNDS
                                    GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION              GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(76,831)               $(356,706)                 $11,302
 Net realized gain (loss) on
  security transactions                   56,727                   98,177                  130,166
 Net realized gain on
  distributions                           41,361                  379,073                  132,250
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,232,913               10,731,194                5,245,905
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,254,170               10,851,738                5,519,623
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,222,321                7,183,073                3,998,856
 Net transfers                         1,108,513                8,578,551                4,569,543
 Surrenders for benefit
  payments and fees                     (178,133)              (1,343,213)                (613,877)
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,152,701               14,418,411                7,954,522
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           4,406,871               25,270,149               13,474,145
NET ASSETS:
 Beginning of year                     2,622,803               19,213,474               12,978,183
                                    ------------            -------------            -------------
 End of year                          $7,029,674              $44,483,623              $26,452,328
                                    ============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                     INTERNATIONAL             NEW WORLD
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $9,906                $(27,372)
 Net realized gain (loss) on
  security transactions                    100,048                  19,405
 Net realized gain on
  distributions                            224,072                  44,679
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,128,930               2,127,986
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,462,956               2,164,698
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               5,287,880                 765,436
 Net transfers                           4,897,090               1,345,126
 Surrenders for benefit
  payments and fees                       (913,430)               (129,844)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,271,540               1,980,718
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            16,734,496               4,145,416
NET ASSETS:
 Beginning of year                      11,752,320               3,409,654
                                     -------------            ------------
 End of year                           $28,486,816              $7,555,070
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA                                   HUNTINGTON VA
                                    INCOME                 DIVIDEND             HUNTINGTON VA              MID CORP
                                 EQUITY FUND             CAPTURE FUND            GROWTH FUND             AMERICA FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(34,992)              $(104,778)               $(34,513)               $(64,552)
 Net realized gain (loss)
  on security transactions            (42,865)               (191,263)                (34,997)                (92,700)
 Net realized gain on
  distributions                            --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                535,582               1,568,642                 396,306               1,222,165
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     457,725               1,272,601                 326,796               1,064,913
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            184,965                 122,949                 191,028                 110,202
 Net transfers                        220,748                 (92,326)                253,633                  63,808
 Surrenders for benefit
  payments and fees                  (151,577)               (576,008)               (169,873)               (315,785)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              254,136                (545,385)                274,788                (141,775)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       711,861                 727,216                 601,584                 923,138
NET ASSETS:
 Beginning of year                  1,948,340               6,019,722               1,918,602               3,291,053
                                 ------------            ------------            ------------            ------------
 End of year                       $2,660,201              $6,746,938              $2,520,186              $4,214,191
                                 ============            ============            ============            ============

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                     NEW                   ROTATING             INTERNATIONAL
                                 ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(55,076)               $(22,365)               $(65,031)
 Net realized gain (loss)
  on security transactions           (192,827)                (40,892)                (80,791)
 Net realized gain on
  distributions                            --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,186,331                 401,027               1,379,794
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     938,428                 337,770               1,233,972
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            212,752                   9,848                 361,650
 Net transfers                        133,652                    (164)                128,682
 Surrenders for benefit
  payments and fees                  (247,357)                (54,438)               (290,294)
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               99,047                 (44,754)                200,038
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                     1,037,475                 293,016               1,434,010
NET ASSETS:
 Beginning of year                  2,815,072               1,149,856               3,605,752
                                 ------------            ------------            ------------
 End of year                       $3,852,547              $1,442,872              $5,039,762
                                 ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            HUNTINGTON VA
                                    HUNTINGTON VA              MORTGAGE
                                    MACRO 100 FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,814)               $(41,775)
 Net realized gain (loss) on
  security transactions                   (37,795)                 (4,862)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             279,031                 149,100
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              224,422                 102,463
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 95,170                 271,020
 Net transfers                            108,035                 361,864
 Surrenders for benefit
  payments and fees                       (96,282)               (199,208)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       106,923                 433,676
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              331,345                 536,139
NET ASSETS:
 Beginning of year                        943,741               2,494,020
                                     ------------            ------------
 End of year                           $1,275,086              $3,030,159
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          LORD ABBETT
                                                         LORD ABBETT              LORD ABBETT              GROWTH AND
                                HUNTINGTON VA          AMERICA'S VALUE          BOND-DEBENTURE               INCOME
                                  SITUS FUND              PORTFOLIO                PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(75,979)                $32,563                 $616,198                $(12,212)
 Net realized gain (loss)
  on security transactions           (137,603)                 (6,917)                  55,023                  47,847
 Net realized gain on
  distributions                            --                      --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,454,978                 190,936                2,067,978                 470,839
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,241,396                 216,582                2,739,199                 506,474
                                 ------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            214,036                 339,820                1,721,211                  58,269
 Net transfers                        150,951                 355,773                3,769,575                 517,031
 Surrenders for benefit
  payments and fees                  (314,561)                (32,087)                (714,424)               (165,123)
 Net annuity transactions                  --                      --                       --                      --
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               50,426                 663,506                4,776,362                 410,177
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets                     1,291,822                 880,088                7,515,561                 916,651
NET ASSETS:
 Beginning of year                  3,928,069                 676,928                5,824,862               1,761,482
                                 ------------            ------------            -------------            ------------
 End of year                       $5,219,891              $1,557,016              $13,340,423              $2,678,133
                                 ============            ============            =============            ============


                                 MFS(R) CORE             MFS(R) GROWTH       MFS(R) GLOBAL
                                EQUITY SERIES               SERIES           EQUITY SERIES
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(327)               $(208,808)            $25,357
 Net realized gain (loss)
  on security transactions           (401,624)                (384,287)         (1,169,348)
 Net realized gain on
  distributions                            --                       --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              2,150,493                5,123,885           2,590,260
                                 ------------            -------------       -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,748,542                4,530,790           1,446,269
                                 ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             61,839                  222,845              22,950
 Net transfers                       (179,155)               2,478,365          (1,539,631)
 Surrenders for benefit
  payments and fees                  (726,663)              (1,177,359)           (596,588)
 Net annuity transactions                  --                       --                (791)
                                 ------------            -------------       -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (843,979)               1,523,851          (2,114,060)
                                 ------------            -------------       -------------
 Net increase (decrease)
  in net assets                       904,563                6,054,641            (667,791)
NET ASSETS:
 Beginning of year                  6,297,672               12,172,236           7,711,753
                                 ------------            -------------       -------------
 End of year                       $7,202,235              $18,226,877          $7,043,962
                                 ============            =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            MFS(R) INVESTORS
                                      MFS(R) HIGH                GROWTH
                                     INCOME SERIES            STOCK SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,003,993                $(137,951)
 Net realized gain (loss) on
  security transactions                  1,005,724                 (517,027)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,314,944                4,911,619
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            24,324,661                4,256,641
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 321,325                   51,163
 Net transfers                          11,545,101                 (407,476)
 Surrenders for benefit
  payments and fees                     (6,866,364)              (1,393,304)
 Net annuity transactions                   (7,306)                    (769)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,992,756               (1,750,386)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            29,317,417                2,506,255
NET ASSETS:
 Beginning of year                      50,853,200               12,665,089
                                     -------------            -------------
 End of year                           $80,170,617              $15,171,344
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) INVESTORS          MFS(R) MID CAP              MFS(R) NEW          MFS(R) TOTAL
                                  TRUST SERIES             GROWTH SERIES           DISCOVERY SERIES      RETURN SERIES
                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(117,410)               $(308,657)              $(1,223,985)          $7,369,140
 Net realized gain (loss)
  on security transactions           (2,509,570)              (1,043,378)               (3,865,254)          (7,777,459)
 Net realized gain on
  distributions                              --                       --                        --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               29,986,418                8,197,707                37,738,167           56,742,156
                                 --------------            -------------            --------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    27,359,438                6,845,672                32,648,928           56,333,837
                                 --------------            -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            1,519,951                  146,767                   352,972            3,494,790
 Net transfers                          370,567                1,713,793                (6,019,774)          (2,554,410)
 Surrenders for benefit
  payments and fees                 (10,421,777)              (1,984,854)               (5,104,785)         (33,369,361)
 Net annuity transactions                (1,619)                     (55)                   (3,060)            (102,686)
                                 --------------            -------------            --------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (8,532,878)                (124,349)              (10,774,647)         (32,531,667)
                                 --------------            -------------            --------------       --------------
 Net increase (decrease)
  in net assets                      18,826,560                6,721,323                21,874,281           23,802,170
NET ASSETS:
 Beginning of year                  116,454,107               17,681,671                58,720,258          380,930,633
                                 --------------            -------------            --------------       --------------
 End of year                       $135,280,667              $24,402,994               $80,594,539         $404,732,803
                                 ==============            =============            ==============       ==============

                            MFS(R) VALUE            MFS(R) RESEARCH          MFS(R) RESEARCH
                               SERIES                 BOND SERIES         INTERNATIONAL SERIES
                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(308,475)              $1,181,112                  $25,814
 Net realized gain (loss)
  on security transactions       (382,976)                 168,740                 (157,731)
 Net realized gain on
  distributions                        --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         15,631,631                5,561,195                6,000,794
                            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations              14,940,180                6,911,047                5,868,877
                            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                      3,551,419                1,777,229                  171,724
 Net transfers                  8,545,752               18,296,631                 (890,840)
 Surrenders for benefit
  payments and fees            (5,366,898)              (5,842,904)              (1,719,447)
 Net annuity transactions           1,464                    1,379                      664
                            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        6,731,737               14,232,335               (2,437,899)
                            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                21,671,917               21,143,382                3,430,978
NET ASSETS:
 Beginning of year             66,474,407               42,252,422               21,061,688
                            -------------            -------------            -------------
 End of year                  $88,146,324              $63,395,804              $24,492,666
                            =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             BLACKROCK
                                   MFS(R) RESEARCH            GLOBAL
                                        SERIES           GROWTH V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,126)               $(569)
 Net realized gain (loss) on
  security transactions                     1,611                6,826
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             893,303                3,234
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              875,788                9,491
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                  9,551                   --
 Net transfers                          2,374,099              (14,936)
 Surrenders for benefit
  payments and fees                      (298,551)                (113)
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,085,099              (15,049)
                                     ------------            ---------
 Net increase (decrease) in
  net assets                            2,960,887               (5,558)
NET ASSETS:
 Beginning of year                      2,224,424               31,960
                                     ------------            ---------
 End of year                           $5,185,311              $26,402
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         VAN KAMPEN --          VAN KAMPEN --          VAN KAMPEN --
                                    BLACKROCK          UIF INTERNATIONAL         UIF MID CAP              UIF U.S.
                                    LARGE CAP            GROWTH EQUITY              GROWTH             MID CAP VALUE
                                 GROWTH V.I. FUND          PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(9,191)                $(198)                $(22,241)              $(1,991)
 Net realized gain (loss) on
  security transactions                 16,142                  (372)                  22,324                 2,027
 Net realized gain on
  distributions                             --                    --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           95,379                 8,369                  650,071               204,651
                                    ----------             ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           102,330                 7,799                  650,154               204,687
                                    ----------             ---------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 340                    --                  284,914                24,249
 Net transfers                         (16,673)                  300                  247,179               161,493
 Surrenders for benefit
  payments and fees                    (79,962)                 (277)                 (53,258)              (16,593)
 Net annuity transactions                   --                    --                       --                    --
                                    ----------             ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (96,295)                   23                  478,835               169,149
                                    ----------             ---------             ------------            ----------
 Net increase (decrease) in
  net assets                             6,035                 7,822                1,128,989               373,836
NET ASSETS:
 Beginning of year                     475,749                22,828                  794,251               377,827
                                    ----------             ---------             ------------            ----------
 End of year                          $481,784               $30,650               $1,923,240              $751,663
                                    ==========             =========             ============            ==========

                                                        MORGAN STANLEY --       MORGAN STANLEY --
                                 MORGAN STANLEY --           CAPITAL                 MID CAP
                                   FOCUS GROWTH           OPPORTUNITIES              GROWTH
                                     PORTFOLIO              PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(103)                 $(3,176)                 $(192)
 Net realized gain (loss) on
  security transactions                   (44)                  (2,389)                  (106)
 Net realized gain on
  distributions                            --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,262                   88,728                  5,860
                                      -------               ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,115                   83,163                  5,562
                                      -------               ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                 --                    7,985                     --
 Net transfers                             --                  (13,798)                    --
 Surrenders for benefit
  payments and fees                        (4)                 (11,638)                   (59)
 Net annuity transactions                  --                       --                     --
                                      -------               ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (4)                 (17,451)                   (59)
                                      -------               ----------              ---------
 Net increase (decrease) in
  net assets                            2,111                   65,712                  5,503
NET ASSETS:
 Beginning of year                      3,149                  131,135                  9,698
                                      -------               ----------              ---------
 End of year                           $5,260                 $196,847                $15,201
                                      =======               ==========              =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                         MORGAN STANLEY --
                                  MORGAN STANLEY --           DIVIDEND
                                   FLEXIBLE INCOME             GROWTH
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,052                     $2
 Net realized gain (loss) on
  security transactions                    (163)                  (194)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,249                  1,245
                                      ---------               --------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,138                  1,053
                                      ---------               --------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                              300                    300
 Surrenders for benefit
  payments and fees                        (324)                  (239)
 Net annuity transactions                    --                     --
                                      ---------               --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (24)                    61
                                      ---------               --------
 Net increase (decrease) in
  net assets                              6,114                  1,114
NET ASSETS:
 Beginning of year                       35,243                  4,818
                                      ---------               --------
 End of year                            $41,357                 $5,932
                                      =========               ========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               MORGAN STANLEY --
                                 GLOBAL EQUITY        MTB LARGE CAP        MTB LARGE CAP       MTB MODERATE
                                   PORTFOLIO         GROWTH FUND II        VALUE FUND II      GROWTH FUND II
                                SUB-ACCOUNT (F)      SUB-ACCOUNT (F)      SUB-ACCOUNT (F)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $24                 $(852)               $(112)             $(168)
 Net realized gain (loss) on
  security transactions               (8,679)              (46,498)             (62,490)                 8
 Net realized gain on
  distributions                          457                    --                   --                 83
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,789                49,032               48,744              3,039
                                    --------           -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (409)                1,682              (13,858)             2,962
                                    --------           -----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                                --                25,884               25,884                 --
 Net transfers                        (8,569)             (192,478)            (206,234)             1,233
 Surrenders for benefit
  payments and fees                     (286)               (2,355)              (2,336)                --
 Net annuity transactions                 --                    --                   --                 --
                                    --------           -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (8,855)             (168,949)            (182,686)             1,233
                                    --------           -----------          -----------          ---------
 Net increase (decrease) in
  net assets                          (9,264)             (167,267)            (196,544)             4,195
NET ASSETS:
 Beginning of year                     9,264               167,267              196,544             11,250
                                    --------           -----------          -----------          ---------
 End of year                            $ --                  $ --                 $ --            $15,445
                                    ========           ===========          ===========          =========

                                  COLUMBIA MARSICO
                                   INTERNATIONAL          COLUMBIA            COLUMBIA MARSICO
                                   OPPORTUNITIES         HIGH YIELD           FOCUSED EQUITIES
                                      VS FUND             VS FUND                 VS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(30,359)         $1,060,684               $(147,150)
 Net realized gain (loss) on
  security transactions                  (800,497)           (269,138)               (152,834)
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,204,749           3,642,329               2,754,999
                                   --------------      --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,373,893           4,433,875               2,455,015
                                   --------------      --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 41,158              38,996                  19,302
 Net transfers                           (891,026)           (919,663)               (760,164)
 Surrenders for benefit
  payments and fees                    (2,686,350)         (2,429,916)             (1,614,068)
 Net annuity transactions                      --                  --                      --
                                   --------------      --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,536,218)         (3,310,583)             (2,354,930)
                                   --------------      --------------          --------------
 Net increase (decrease) in
  net assets                              837,675           1,123,292                 100,085
NET ASSETS:
 Beginning of year                     14,549,099          12,317,476              11,387,513
                                   --------------      --------------          --------------
 End of year                          $15,386,774         $13,440,768             $11,487,598
                                   ==============      ==============          ==============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       COLUMBIA            COLUMBIA MARSICO
                                   ASSET ALLOCATION             GROWTH
                                      PORTFOLIO                 VS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $93,620                $(133,054)
 Net realized gain (loss) on
  security transactions                  (248,476)                 112,413
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             996,524                2,133,574
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              841,668                2,112,933
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  5,504                   27,722
 Net transfers                            (59,625)                (538,972)
 Surrenders for benefit
  payments and fees                      (537,903)              (2,057,498)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (592,024)              (2,568,748)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              249,644                 (455,815)
NET ASSETS:
 Beginning of year                      4,221,161               10,829,714
                                     ------------            -------------
 End of year                           $4,470,805              $10,373,899
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    OPPENHEIMER
                                  COLUMBIA MARSICO        COLUMBIA MARSICO            CAPITAL              OPPENHEIMER
                                    21ST CENTURY            MIDCAP GROWTH           APPRECIATION        GLOBAL SECURITIES
                                      VS FUND                  VS FUND                FUND/VA                FUND/VA
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(65,369)               $(285,804)              $(4,924)                 $4,333
 Net realized gain (loss) on
  security transactions                   65,825               (1,328,319)                8,240                  47,400
 Net realized gain on
  distributions                               --                       --                    --                 106,679
 Net unrealized appreciation
  (depreciation) of
  investments during the year            720,174                6,379,484               116,067               1,875,969
                                    ------------            -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             720,630                4,765,361               119,383               2,034,381
                                    ------------            -------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                20,557                   58,741                91,765                 125,085
 Net transfers                           (78,705)                (878,650)              243,469               1,846,559
 Surrenders for benefit
  payments and fees                     (930,517)              (2,609,631)              (23,844)               (288,920)
 Net annuity transactions                     --                       --                    --                      --
                                    ------------            -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (988,665)              (3,429,540)              311,390               1,682,724
                                    ------------            -------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (268,035)               1,335,821               430,773               3,717,105
NET ASSETS:
 Beginning of year                     3,793,449               13,599,147               121,151               3,625,000
                                    ------------            -------------            ----------            ------------
 End of year                          $3,525,414              $14,934,968              $551,924              $7,342,105
                                    ============            =============            ==========            ============

                                                          OPPENHEIMER
                                   OPPENHEIMER            MAIN STREET            OPPENHEIMER
                                   MAIN STREET             SMALL CAP                VALUE
                                    FUND(R)/VA             FUND(R)/VA              FUND/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,502)               $(46,773)                $(941)
 Net realized gain (loss) on
  security transactions                  2,182                   4,494                  (162)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          165,570               1,546,617                32,789
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           165,250               1,504,338                31,686
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             111,221                 841,864                20,691
 Net transfers                         281,915               1,353,421                18,009
 Surrenders for benefit
  payments and fees                    (39,592)               (260,914)               (2,223)
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    353,544               1,934,371                36,477
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           518,794               3,438,709                68,163
NET ASSETS:
 Beginning of year                     403,550               2,422,359                59,582
                                    ----------            ------------            ----------
 End of year                          $922,344              $5,861,068              $127,745
                                    ==========            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  PUTNAM VT               PUTNAM VT
                                 DIVERSIFIED             GLOBAL ASSET
                                 INCOME FUND           ALLOCATION FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $597,318               $10,681
 Net realized gain (loss) on
  security transactions                 66,101                 5,757
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,935,768                67,800
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         5,599,187                84,238
                                --------------            ----------
UNIT TRANSACTIONS:
 Purchases                           2,946,853               146,271
 Net transfers                       4,519,499                13,243
 Surrenders for benefit
  payments and fees                   (899,530)              (29,580)
 Net annuity transactions                   --                    --
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  6,566,822               129,934
                                --------------            ----------
 Net increase (decrease) in
  net assets                        12,166,009               214,172
NET ASSETS:
 Beginning of year                   6,570,180               102,589
                                --------------            ----------
 End of year                       $18,736,189              $316,761
                                ==============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT                                                          JPMORGAN
                                  INTERNATIONAL          PUTNAM VT             PUTNAM VT           INSURANCE TRUST
                                   GROWTH AND          INTERNATIONAL           SMALL CAP               BALANCED
                                   INCOME FUND          EQUITY FUND            VALUE FUND           PORTFOLIO -- 1
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(910)              $(3,646)                $(273)                $26,279
 Net realized gain (loss) on
  security transactions                  (102)                2,287                (4,641)                (33,227)
 Net realized gain on
  distributions                            --                    --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,292                66,529                47,942                 337,192
                                    ---------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           15,280                65,170                43,028                 330,244
                                    ---------            ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,340                90,072                49,911                   4,250
 Net transfers                         14,958                64,050                30,187                 494,727
 Surrenders for benefit
  payments and fees                    (4,946)               (9,313)              (19,050)               (192,555)
 Net annuity transactions                  --                    --                    --                      --
                                    ---------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    17,352               144,809                61,048                 306,422
                                    ---------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           32,632               209,979               104,076                 636,666
NET ASSETS:
 Beginning of year                     40,729                72,546                75,622               1,299,224
                                    ---------            ----------            ----------            ------------
 End of year                          $73,361              $282,525              $179,698              $1,935,890
                                    =========            ==========            ==========            ============

                                       JPMORGAN                 JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                      CORE BOND               U.S. EQUITY           INTREPID MID CAP
                                    PORTFOLIO -- 1             PORTFOLIO             PORTFOLIO -- 1
                                   SUB-ACCOUNT (G)          SUB-ACCOUNT (H)           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,275,041                 $94,185                 $(2,540)
 Net realized gain (loss) on
  security transactions                   (744,654)               (180,401)                  3,950
 Net realized gain on
  distributions                            468,896                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              670,148               2,321,983               2,445,899
                                    --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,669,431               2,235,767               2,447,309
                                    --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 752,999                  30,144                  64,821
 Net transfers                           4,420,450                (119,474)                (76,548)
 Surrenders for benefit
  payments and fees                     (6,169,979)               (560,067)               (506,354)
 Net annuity transactions                       --                      --                      --
                                    --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (996,530)               (649,397)               (518,081)
                                    --------------            ------------            ------------
 Net increase (decrease) in
  net assets                             4,672,901               1,586,370               1,929,228
NET ASSETS:
 Beginning of year                      85,420,029               7,484,287               7,534,356
                                    --------------            ------------            ------------
 End of year                           $90,092,930              $9,070,657              $9,463,584
                                    ==============            ============            ============

(g) Effective April 24, 2009, JPMorgan Insurance Trust Government Bond Portfolio -- 1 merged with JPMorgan Insurance Trust Core Bond Portfolio -- 1.

(h) Formerly JPMorgan Insurance Trust Diversified Equity Portfolio -- 1. Change effective May 1, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       JPMORGAN                 JPMORGAN
                                    INSURANCE TRUST         INSURANCE TRUST
                                     EQUITY INDEX           INTREPID GROWTH
                                    PORTFOLIO -- 1           PORTFOLIO -- 1
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $363,334                $(24,701)
 Net realized gain (loss) on
  security transactions                    245,491                  50,628
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,479,845                 946,435
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,088,670                 972,362
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 157,179                  15,753
 Net transfers                           1,831,037                  87,169
 Surrenders for benefit
  payments and fees                     (2,361,948)               (187,283)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (373,732)                (84,361)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             7,714,938                 888,001
NET ASSETS:
 Beginning of year                      31,843,554               2,910,662
                                     -------------            ------------
 End of year                           $39,558,492              $3,798,663
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN
                                   INSURANCE TRUST             JPMORGAN
                                     DIVERSIFIED           INSURANCE TRUST         JENNISON 20/20
                                   MID CAP GROWTH           MID CAP VALUE              FOCUS                JENNISON
                                   PORTFOLIO -- 1             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (I)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(147,660)                $55,941               $(3,872)              $(4,260)
 Net realized gain (loss) on
  security transactions                  (191,364)               (142,767)              (12,072)              (25,126)
 Net realized gain on
  distributions                                --                      --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,463,802               1,692,690               120,217               132,956
                                    -------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,124,778               1,605,864               104,273               103,570
                                    -------------            ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 46,151                  30,967                    --                    --
 Net transfers                            477,731                 (95,929)              (24,802)                1,233
 Surrenders for benefit
  payments and fees                      (749,358)               (511,257)              (32,983)              (38,979)
 Net annuity transactions                      --                      --                    --                    --
                                    -------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (225,476)               (576,219)              (57,785)              (37,746)
                                    -------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            2,899,302               1,029,645                46,488                65,824
NET ASSETS:
 Beginning of year                      7,926,275               6,508,780               212,539               292,844
                                    -------------            ------------            ----------            ----------
 End of year                          $10,825,577              $7,538,425              $259,027              $358,668
                                    =============            ============            ==========            ==========

                                                                            LEGG MASON
                                                        PRUDENTIAL          CLEARBRIDGE
                                    PRUDENTIAL            SERIES          VARIABLE EQUITY
                                      VALUE            INTERNATIONAL      INCOME BUILDER
                                    PORTFOLIO             GROWTH             PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (J)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(14)              $(22)              $1,539
 Net realized gain (loss) on
  security transactions                (30,800)               (30)              (5,047)
 Net realized gain on
  distributions                             --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           70,740              1,526               19,040
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            39,926              1,474               15,532
                                    ----------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                 --                   --
 Net transfers                         139,027                 --                7,822
 Surrenders for benefit
  payments and fees                    (55,881)               (18)             (18,134)
 Net annuity transactions                   --                 --                   --
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     83,146                (18)             (10,312)
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets                           123,072              1,456                5,220
NET ASSETS:
 Beginning of year                     114,639              4,335               79,048
                                    ----------            -------            ---------
 End of year                          $237,711             $5,791              $84,268
                                    ==========            =======            =========

(i) Formerly JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio -- 1. Change effective May 1, 2009.

(j) Formerly Legg Mason Partners Variable Capital and Income Portfolio. Change effective November 2, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      LEGG MASON            LEGG MASON
                                     CLEARBRIDGE           WESTERN ASSET
                                       VARIABLE           VARIABLE GLOBAL
                                  FUNDAMENTAL VALUE       HIGH YIELD BOND
                                      PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT (K)        SUB-ACCOUNT (L)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(753)              $5,509
 Net realized gain (loss) on
  security transactions                  (110,969)                 (51)
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             331,099               24,367
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              219,377               29,825
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                    754                   --
 Net transfers                            (48,558)             (13,380)
 Surrenders for benefit
  payments and fees                      (101,690)              (8,479)
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (149,494)             (21,859)
                                     ------------            ---------
 Net increase (decrease) in
  net assets                               69,883                7,966
NET ASSETS:
 Beginning of year                        955,897               63,689
                                     ------------            ---------
 End of year                           $1,025,780              $71,655
                                     ============            =========

(k) Formerly Legg Mason Partners Variable Fundamental Value Portfolio. Change effective November 2, 2009.

(l) Formerly Legg Mason Partners Variable Global High Yield Bond Portfolio. Change effective November 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON           VAN KAMPEN LIT                                WELLS FARGO
                                   CLEARBRIDGE             GROWTH AND           VAN KAMPEN LIT        ADVANTAGE VT
                                VARIABLE INVESTORS           INCOME                COMSTOCK               ASSET
                                    PORTFOLIO              PORTFOLIO              PORTFOLIO          ALLOCATION FUND
                                 SUB-ACCOUNT (M)          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,374                 $23,401                $7,203                  $20
 Net realized gain (loss) on
  security transactions                (14,647)                  3,210                (6,848)                   3
 Net realized gain on
  distributions                             --                      --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,868                 247,105                74,477                1,257
                                    ----------            ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            65,595                 273,716                74,832                1,280
                                    ----------            ------------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 870                 106,059                    --                   --
 Net transfers                          (3,065)                243,670                   196                   --
 Surrenders for benefit
  payments and fees                    (48,025)                (52,839)              (11,112)                  (1)
 Net annuity transactions                   --                      --                    --                   --
                                    ----------            ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (50,220)                296,890               (10,916)                  (1)
                                    ----------            ------------            ----------            ---------
 Net increase (decrease) in
  net assets                            15,375                 570,606                63,916                1,279
NET ASSETS:
 Beginning of year                     336,664                 834,319               298,231                9,592
                                    ----------            ------------            ----------            ---------
 End of year                          $352,039              $1,404,925              $362,147              $10,871
                                    ==========            ============            ==========            =========

                                  WELLS FARGO         WELLS FARGO          WELLS FARGO
                                 ADVANTAGE VT        ADVANTAGE VT         ADVANTAGE VT
                                 TOTAL RETURN           EQUITY            C&B LARGE CAP
                                   BOND FUND          INCOME FUND          VALUE FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $290                  $72                  $7
 Net realized gain (loss) on
  security transactions                  --               (2,030)                 42
 Net realized gain on
  distributions                          39                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           578                4,212               2,632
                                    -------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            907                2,254               2,681
                                    -------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                               --                   --               1,816
 Net transfers                           --                  747                 121
 Surrenders for benefit
  payments and fees                       3               (2,973)                 (5)
 Net annuity transactions                --                   --                  --
                                    -------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3               (2,226)              1,932
                                    -------            ---------             -------
 Net increase (decrease) in
  net assets                            910                   28               4,613
NET ASSETS:
 Beginning of year                    8,659               17,249               5,019
                                    -------            ---------             -------
 End of year                         $9,569              $17,277              $9,632
                                    =======            =========             =======

(m) Formerly Legg Mason Partners Variable Investors Portfolio. Change effective November 2, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT
                                  INTERNATIONAL       LARGE COMPANY
                                    CORE FUND          GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $98                $(91)
 Net realized gain (loss) on
  security transactions                  (11)               (116)
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            891               2,346
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             978               2,139
                                     -------             -------
UNIT TRANSACTIONS:
 Purchases                                --                  --
 Net transfers                           718                (151)
 Surrenders for benefit
  payments and fees                       (5)                 (5)
 Net annuity transactions                 --                  --
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      713                (156)
                                     -------             -------
 Net increase (decrease) in
  net assets                           1,691               1,983
NET ASSETS:
 Beginning of year                     7,162               5,418
                                     -------             -------
 End of year                          $8,853              $7,401
                                     =======             =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             RIDGEWORTH
                                   WELLS FARGO                             VARIABLE TRUST
                                  ADVANTAGE VT         WELLS FARGO            LARGE CAP
                                    SMALL CAP         ADVANTAGE VT             GROWTH
                                   GROWTH FUND       DISCOVERY FUND          STOCK FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(158)              $(29)                 $10,691
 Net realized gain (loss) on
  security transactions                   181                 (3)              (2,397,350)
 Net realized gain on
  distributions                            --                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,072                756                2,376,703
                                    ---------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,095                724                   (9,956)
                                    ---------            -------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,060                 --                     (615)
 Net transfers                           (780)                --               (3,368,276)
 Surrenders for benefit
  payments and fees                        (8)               (13)                (148,435)
 Net annuity transactions                  --                 --                       --
                                    ---------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       272                (13)              (3,517,326)
                                    ---------            -------            -------------
 Net increase (decrease) in
  net assets                            4,367                711               (3,527,282)
NET ASSETS:
 Beginning of year                      6,505              1,898                3,527,282
                                    ---------            -------            -------------
 End of year                          $10,872             $2,609                     $ --
                                    =========            =======            =============

                                    RIDGEWORTH                                     RIDGEWORTH
                                  VARIABLE TRUST           RIDGEWORTH            VARIABLE TRUST
                                     LARGE CAP           VARIABLE TRUST             LARGE CAP
                                       CORE               MID-CAP CORE                VALUE
                                    EQUITY FUND            EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (F)        SUB-ACCOUNT (F)         SUB-ACCOUNT (F)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,431                 $2,692                  $21,050
 Net realized gain (loss) on
  security transactions                (302,070)              (623,363)              (1,737,139)
 Net realized gain on
  distributions                              --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           261,261                598,561                1,463,373
                                    -----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (39,378)               (22,110)                (252,716)
                                    -----------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                    195                    2,340
 Net transfers                         (626,184)              (877,380)              (3,264,441)
 Surrenders for benefit
  payments and fees                     (49,419)               (53,592)                (146,615)
 Net annuity transactions                    --                     --                       --
                                    -----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (675,603)              (930,777)              (3,408,716)
                                    -----------            -----------            -------------
 Net increase (decrease) in
  net assets                           (714,981)              (952,887)              (3,661,432)
NET ASSETS:
 Beginning of year                      714,981                952,887                3,661,432
                                    -----------            -----------            -------------
 End of year                               $ --                   $ --                     $ --
                                    ===========            ===========            =============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts : AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund (formerly AIM V.I. Basic Value Fund), Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund), Invesco V.I. High Yield Fund (formerly AIM V.I. High Yield Fund), Invesco V. I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund), Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Large Cap Growth Fund (formerly AIM V.I. Large Cap Growth Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. PowerShares ETF Allocation Fund), American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, BB&T Mid Cap Growth VIF*, BB&T Capital Manager Equity VIF, BB&T Select Equity VIF (formerly BB&T Large Cap
    VIF), BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Columbia Small Company Growth VS Fund , Columbia Large Cap Value VS Fund, Evergreen VA Diversified Capital Builder Fund*, Wells Fargo Advantage VT Omega Growth Fund (formerly Evergreen VA Omega Fund) (merged with Wells Fargo Advantage VT Large Company Growth Fund), Wells Fargo Advantage VT Core Equity Fund (formerly Evergreen VA Fundamental Large Cap Fund), Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund*, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund (merged with Hartford SmallCap Value HLS Fund), Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS Fund and Hartford Equity Income HLS Fund), American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund,

-------------------------------------------------------------------------------

    Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Portfolio, Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) High Income Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, BlackRock Global Opportunities V.I. Fund (formerly BlackRock Global Growth V.I. Fund), BlackRock Large Cap Growth V.I. Fund, Invesco Van Kampen V. I. International Growth Equity (formerly Van Kampen -- UIF International Growth Equity Portfolio), UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Invesco Van Kampen V.
    I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Invesco V I Select Dimensions Dividend Growth Portfolio (formerly Morgan Stanley -- Dividend Growth Portfolio), MTB Moderate Growth Fund II, Columbia Marsico International Opportunities VS Fund, Columbia High Yield VS Fund, Columbia Marsico Focused Equities VS Fund, Nations Asset Allocation Portfolio, Columbia Marsico Growth VS Fund, Columbia Marsico 21st Century VS Fund, Columbia Marsico Midcap Growth VS Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small Cap Fund(R)/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund (formerly Putnam VT International Growth and Income
    Fund), Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager, JPMorgan Insurance Trust Balanced Portfolio -- 1*, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1 (formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio), JPMorgan Insurance Trust Mid Cap Value Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental Value Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason ClearBridge Variable Investors Portfolio, Invesco Van Kampen V. I. Growth and Income Fund (formerly Van Kampen LIT Growth and Income Portfolio), Invesco Van Kampen V. I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio), Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation
    Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (merged with Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund), Wells Fargo Advantage VT International Equity Fund (formerly Wells Fargo Advantage VT International Core Fund and merged with Evergreen VA International Equity Fund), Wells Fargo Advantage VT Small Cap Growth Fund(merged with Evergreen VA Growth Fund), Wells Fargo Advantage VT Discovery Fund, and Wells Fargo Advantage VT Small Cap Value Fund (merged Evergreen VA Special Values Fund). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

* These funds were liquidated during 2010, as a result, are not presented in the statements of assets and liabilities.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       a) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.55% of the Sub-Account's average daily net assets for the mortality and expense risks which the company undertakes. These changes are reflected in the accompanying statement of operations.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the Sub-Account's average daily net assets. These changes are reflected in the accompanying statement of operations.

-------------------------------------------------------------------------------

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are deducted through a redemption of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. There were no distribution charges as of December 31, 2010.

       f) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $1,704,246        $690,533
AllianceBernstein VPS International Value
 Portfolio                                             1,703,091       1,231,056
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                               817,688         315,662
AllianceBernstein VPS Value Portfolio                     99,909          77,575
AllianceBernstein VPS International Growth
 Portfolio                                               213,392         143,770
Invesco V.I. Basic Value Fund*                         6,042,742      14,256,116
Invesco V.I. Capital Appreciation Fund*                3,064,712       6,394,949
Invesco V.I. Core Equity Fund*                         8,772,500      19,183,854
Invesco V.I. Government Securities Fund*              97,887,910     121,041,656
Invesco V.I. High Yield Fund*                            758,704         372,333
Invesco V. I. International Growth Fund*               8,519,167      13,963,845
Invesco V.I. Mid Cap Core Equity Fund*                 9,893,760      19,789,650
Invesco V.I. Small Cap Equity Fund*                   11,848,657      13,362,057
Invesco V.I. Large Cap Growth Fund*                    2,064,838       3,983,224
Invesco V.I. Capital Development Fund*                 2,346,877       2,519,664
Invesco V.I. Global Multi-Asset Fund*                    853,318         247,378
American Funds Global Bond Fund                       24,059,059      25,299,424
American Funds Global Growth and Income Fund          18,099,218      25,397,018
American Funds Asset Allocation Fund                  22,490,963      63,063,566
American Funds Blue Chip Income and Growth Fund       12,495,782      31,774,785
American Funds Bond Fund                              50,673,128      79,494,492
American Funds Global Growth Fund                     16,582,426      34,299,380
American Funds Growth Fund                            40,359,992     165,749,352
American Funds Growth-Income Fund                     39,847,221     147,343,887
American Funds International Fund                     20,857,170      47,034,536
American Funds New World Fund                         23,772,717      26,374,098
American Funds Global Small Capitalization Fund       14,975,705      25,253,030
BB&T Mid Cap Growth Fund*                                  7,430         277,607
BB&T Capital Manager Equity VIF                              384             323
BB&T Select Equity VIF*                                    2,232              31
BB&T Special Opportunities Equity VIF                    163,746         211,913

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
BB&T Total Return Bond VIF                              $198,942        $506,127
Columbia Small Company Growth VS Fund                    497,713       2,620,920
Columbia Large Cap Value VS Fund                       1,275,940       4,018,291
Evergreen VA Diversified Capital Builder Fund*            76,555       1,064,335
Wells Fargo Advantage VT Omega Growth Fund*              455,518         473,074
Wells Fargo Advantage VT Core Equity Fund*             2,447,272       1,662,191
Fidelity VIP Growth Portfolio                             59,417         182,672
Fidelity VIP Contrafund(R) Portfolio                   4,496,367       1,965,954
Fidelity VIP Mid Cap Portfolio                         3,492,649       2,355,210
Fidelity VIP Value Strategies Portfolio                  604,044         195,635
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                36,994          89,973
Fidelity VIP Strategic Income Portfolio                   13,902             236
Franklin Rising Dividends Securities Fund             25,546,138      40,390,149
Franklin Income Securities Fund                      100,072,955     170,704,010
Franklin Large Cap Growth Securities Fund              5,435,702      12,814,756
Franklin Global Real Estate Securities Fund              172,328         247,417
Franklin Small-Mid Cap Growth Securities Fund         14,156,431      27,059,145
Franklin Small Cap Value Securities Fund              10,929,389       6,805,826
Franklin Strategic Income Securities Fund             58,002,288      66,262,377
Mutual Shares Securities Fund                         24,322,160      90,014,505
Templeton Developing Markets Securities Fund          24,221,962      21,229,297
Templeton Foreign Securities Fund                     31,378,365      51,473,938
Templeton Global Asset Allocation Fund*                  189,225       1,823,041
Templeton Growth Securities Fund                      13,564,176      59,216,564
Mutual Global Discovery Securities Fund               17,957,868      28,927,784
Franklin Flex Cap Growth Securities Fund               2,704,560       4,716,274
Franklin Large Cap Value Securities Fund               1,758,347       2,738,730
Templeton Global Bond Securities Fund                  6,890,371       3,183,937
Hartford Advisers HLS Fund*                            2,284,598       4,520,938
Hartford Total Return Bond HLS Fund                   42,751,816      29,260,962
Hartford Capital Appreciation HLS Fund                23,883,608      21,651,647
Hartford Dividend and Growth HLS Fund                 18,137,459      12,060,292
Hartford Global Research HLS Fund*                       132,985         114,842
Hartford Global Health HLS Fund                            1,246          84,170
Hartford Global Growth HLS Fund                           17,384         327,806
Hartford Disciplined Equity HLS Fund                   2,885,438       1,138,875
Hartford Growth HLS Fund*                                585,322         457,157
Hartford Growth Opportunities HLS Fund                 6,461,144       3,110,420
Hartford High Yield HLS Fund                           4,369,562       1,695,258
Hartford Index HLS Fund                                    6,760          55,153
Hartford International Opportunities HLS Fund*         2,249,882       1,818,040
Hartford Small/Mid Cap Equity HLS Fund*                  687,610         578,108
Hartford MidCap HLS Fund                                   1,046         288,982
Hartford MidCap Value HLS Fund*                          623,434         516,859
Hartford Money Market HLS Fund                       173,360,811     277,994,629
Hartford Small Company HLS Fund                          521,430       1,431,299
Hartford SmallCap Growth HLS Fund                        659,790         480,547
Hartford Stock HLS Fund                                1,273,499       4,060,288
Hartford U.S. Government Securities HLS Fund           7,140,413       5,121,434

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Value HLS Fund*                              $1,239,983      $1,313,745
American Funds Asset Allocation HLS Fund               2,208,279         887,184
American Funds Blue Chip Income and Growth HLS
 Fund                                                  1,075,837         521,197
American Funds Bond HLS Fund                           9,286,495       5,738,200
American Funds Global Bond HLS Fund                    1,168,940       1,369,519
American Funds Global Growth and Income HLS
 Fund                                                  1,514,212       1,844,558
American Funds Global Growth HLS Fund                  1,361,334         981,942
American Funds Global Small Capitalization HLS
 Fund                                                  3,248,379       1,403,561
American Funds Growth HLS Fund                         9,698,293       5,997,434
American Funds Growth-Income HLS Fund                  5,307,746       3,643,628
American Funds International HLS Fund                  9,110,420       3,888,171
American Funds New World HLS Fund                      3,022,302       1,641,543
Huntington VA Income Equity Fund                         371,447         417,335
Huntington VA Dividend Capture Fund                      692,873       1,272,066
Huntington VA Growth Fund                                261,708         377,125
Huntington VA Mid Corp America Fund                      307,782         705,524
Huntington VA New Economy Fund                           261,420         518,242
Huntington VA Rotating Markets Fund                       74,388         139,793
Huntington VA International Equity Fund                  553,586         682,567
Huntington VA Macro 100 Fund                             129,570         196,121
Huntington VA Mortgage Securities Fund                   607,567         553,173
Huntington VA Situs Fund                                 380,773         735,011
Lord Abbett Fundamental Equity Portfolio                  44,100              33
Lord Abbett Capital Structure Portfolio*                 818,171         430,508
Lord Abbett Bond-Debenture Portfolio                   2,774,900       2,730,924
Lord Abbett Growth and Income Portfolio                  112,370         221,983
MFS(R) Core Equity Series                                515,171       1,547,200
MFS(R) Growth Series                                   5,200,502       5,376,031
MFS(R) Global Equity Series                            1,784,228       2,078,162
MFS(R) High Income Series                             34,335,736      36,510,244
MFS(R) Investors Growth Stock Series                     932,759       3,927,408
MFS(R) Investors Trust Series                         11,422,971      28,890,368
MFS(R) Mid Cap Growth Series                           5,854,762       7,858,002
MFS(R) New Discovery Series                            8,954,018      24,256,132
MFS(R) Total Return Series                            39,247,701      74,614,007
MFS(R) Value Series                                   15,219,826      16,669,440
MFS(R) Research Bond Series                           36,134,284      22,917,309
MFS(R) Research International Series                   4,076,072       6,298,974
MFS(R) Research Series                                 1,321,621       1,771,834
BlackRock Global Opportunities V.I. Fund*                    983             725
BlackRock Large Cap Growth V.I. Fund                      21,776         112,636
Invesco Van Kampen V. I. International Growth
 Equity*                                                     416             864
UIF Mid Cap Growth Portfolio*                            504,954         344,438
Invesco Van Kampen V. I. Mid Cap Value Fund*             182,068         149,468
Morgan Stanley -- Focus Growth Portfolio                      --             143
Morgan Stanley -- Capital Opportunities
 Portfolio                                                 6,802          30,318
Morgan Stanley -- Mid Cap Growth Portfolio                 5,108           2,733
Morgan Stanley -- Flexible Income Portfolio                2,554           1,076
Invesco V I Select Dimensions Dividend Growth
 Portfolio*                                                   85             401

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MTB Moderate Growth Fund II                                 $116            $196
Columbia Marsico International Opportunities VS
 Fund                                                    853,391       3,775,310
Columbia High Yield VS Fund                            1,684,097       3,216,351
Columbia Marsico Focused Equities VS Fund                429,733       2,470,215
Nations Asset Allocation Portfolio                       220,389         902,465
Columbia Marsico Growth VS Fund                          383,726       2,843,766
Columbia Marsico 21st Century VS Fund                    201,929         952,839
Columbia Marsico Midcap Growth VS Fund                   658,089       4,682,649
Oppenheimer Capital Appreciation Fund/VA                  60,251         114,217
Oppenheimer Global Securities Fund/VA                    639,463         998,092
Oppenheimer Main Street Fund(R)/VA                       181,750         102,588
Oppenheimer Main Street Small Cap Fund(R)/VA             606,124       1,014,836
Oppenheimer Value Fund/VA                                 77,767          39,563
Putnam VT Diversified Income Fund                      7,292,940       3,640,196
Putnam VT Global Asset Allocation Fund                   287,912          24,021
Putnam VT International Value Fund*                       35,003          30,327
Putnam VT International Equity Fund                       37,333          36,319
Putnam VT Small Cap Value Fund                            85,278          17,149
Putnam VT Voyager                                         10,001              16
JPMorgan Insurance Trust Balanced Portfolio --
 1*                                                      238,209       2,267,649
JPMorgan Insurance Trust Core Bond Portfolio --
 1                                                    12,575,683      16,706,080
JPMorgan Insurance Trust U.S. Equity Portfolio         1,262,220       1,847,962
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio -- 1                                          922,782       1,920,873
JPMorgan Insurance Trust Equity Index Portfolio
 -- 1                                                  3,910,899       8,414,679
JPMorgan Insurance Trust Intrepid Growth
 Portfolio -- 1                                          429,763         845,718
JPMorgan Insurance Trust Mid Cap Growth
 Portfolio -- 1*                                       1,117,564       2,668,287
JPMorgan Insurance Trust Mid Cap Value
 Portfolio                                             1,140,029       1,733,890
Jennison 20/20 Focus Portfolio                            27,919         108,881
Jennison Portfolio                                           300          91,400
Prudential Value Portfolio                                 1,749         159,969
Prudential Series International Growth                        69             119
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                         4,404          11,270
Legg Mason ClearBridge Variable Fundamental
 Value Portfolio                                          19,695         202,071
Legg Mason Western Asset Variable Global High
 Yield Bond Portfolio                                      9,029           2,343
Legg Mason ClearBridge Variable Investors
 Portfolio                                                12,873          60,060
Invesco Van Kampen V. I. Growth and Income
 Fund*                                                   298,156         207,684
Invesco Van Kampen V. I. Comstock Fund*                    1,828          25,428
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                       200             207
Wells Fargo Advantage VT Total Return Bond Fund              611             135
Wells Fargo Advantage VT Intrinsic Value Fund*             9,962          11,338
Wells Fargo Advantage VT International Core
 Fund*                                                 1,954,375       2,078,639
Wells Fargo Advantage VT Small Cap Growth Fund*        1,826,600       2,073,524
Wells Fargo Advantage VT Discovery Fund                        2              55
Wells Fargo Advantage VT Small Cap Value Fund*        17,373,143      19,065,951

*   See parenthetical in Note 1 for this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            171,916         69,071        102,845
AllianceBernstein VPS
 International Value
 Portfolio                            242,752        171,620         71,132
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             77,423         29,235         48,188
AllianceBernstein VPS Value
 Portfolio                              5,803          3,743          2,060
AllianceBernstein VPS
 International Growth
 Portfolio                             24,587         16,691          7,896
Invesco V.I. Basic Value Fund*      5,781,326     13,632,700     (7,851,374)
Invesco V.I. Capital
 Appreciation Fund*                 1,578,845      5,289,568     (3,710,723)
Invesco V.I. Core Equity Fund*        884,553      1,749,192       (864,639)
Invesco V.I. Government
 Securities Fund*                  66,352,279     91,471,894    (25,119,615)
Invesco V.I. High Yield Fund*         321,117        230,515         90,602
Invesco V. I. International
 Growth Fund*                       3,020,139      6,811,213     (3,791,074)
Invesco V.I. Mid Cap Core
 Equity Fund*                       5,946,585     11,650,305     (5,703,720)
Invesco V.I. Small Cap Equity
 Fund*                                996,172      1,028,401        (32,229)
Invesco V.I. Large Cap Growth
 Fund*                                203,419        383,501       (180,082)
Invesco V.I. Capital
 Development Fund*                    270,968        323,739        (52,771)
Invesco V.I. Global
 Multi-Asset Fund*                     65,121         18,049         47,072
American Funds Global Bond
 Fund                               1,816,515      2,000,085       (183,570)
American Funds Global Growth
 and Income Fund                    1,625,379      2,550,962       (925,583)
American Funds Asset
 Allocation Fund                    1,463,024      4,904,751     (3,441,727)
American Funds Blue Chip
 Income and Growth Fund            10,964,183     31,383,125    (20,418,942)
American Funds Bond Fund            3,093,766      5,396,922     (2,303,156)
American Funds Global Growth
 Fund                               1,235,237      2,623,049     (1,387,812)
American Funds Growth Fund          3,765,772     15,060,846    (11,295,074)
American Funds Growth-Income
 Fund                               2,813,413     12,089,844     (9,276,431)
American Funds International
 Fund                               1,363,873      3,426,926     (2,063,053)
American Funds New World Fund         971,744      1,080,869       (109,125)
American Funds Global Small
 Capitalization Fund                  856,277      1,506,736       (650,459)
BB&T Capital Manager Equity
 VIF                                       40             29             11
BB&T Select Equity VIF*                   295              2            293
BB&T Special Opportunities
 Equity VIF                            16,165         18,151         (1,986)
BB&T Total Return Bond VIF             13,707         43,499        (29,792)
Columbia Small Company Growth
 VS Fund                              297,377      2,439,813     (2,142,436)
Columbia Large Cap Value VS
 Fund                                 799,959      3,856,520     (3,056,561)
Wells Fargo Advantage VT Omega
 Growth Fund*                         584,623        629,341        (44,718)
Wells Fargo Advantage VT Core
 Equity Fund*                       1,051,274        825,919        225,355
Fidelity VIP Growth Portfolio           6,089         22,077        (15,988)
Fidelity VIP Contrafund(R)
 Portfolio                            401,469        200,400        201,069
Fidelity VIP Mid Cap Portfolio        349,652        228,209        121,443
Fidelity VIP Value Strategies
 Portfolio                             60,378         20,659         39,719
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 4,106          9,584         (5,478)
Fidelity VIP Strategic Income
 Portfolio                              1,098             17          1,081
Franklin Rising Dividends
 Securities Fund                    1,670,259      2,837,597     (1,167,338)
Franklin Income Securities
 Fund                               2,593,655     10,594,989     (8,001,334)
Franklin Large Cap Growth
 Securities Fund                      509,717      1,172,340       (662,623)
Franklin Global Real Estate
 Securities Fund                        8,740         15,063         (6,323)
Franklin Small-Mid Cap Growth
 Securities Fund                    1,601,498      2,742,042     (1,140,544)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Franklin Small Cap Value
 Securities Fund                    1,255,079        802,694        452,385
Franklin Strategic Income
 Securities Fund                    2,788,111      3,676,934       (888,823)
Mutual Shares Securities Fund       1,534,229      6,173,459     (4,639,230)
Templeton Developing Markets
 Securities Fund                    1,198,777      1,009,352        189,425
Templeton Foreign Securities
 Fund                               2,472,269      4,152,266     (1,679,997)
Templeton Growth Securities
 Fund                                 955,417      4,888,701     (3,933,284)
Mutual Global Discovery
 Securities Fund                      968,620      1,489,302       (520,682)
Franklin Flex Cap Growth
 Securities Fund                      261,573        426,420       (164,847)
Franklin Large Cap Value
 Securities Fund                      168,921        279,235       (110,314)
Templeton Global Bond
 Securities Fund                      562,388        268,120        294,268
Hartford Advisers HLS Fund*           577,887      3,318,756     (2,740,869)
Hartford Total Return Bond HLS
 Fund                               5,891,617     11,012,243     (5,120,626)
Hartford Capital Appreciation
 HLS Fund                           3,244,757      6,825,088     (3,580,331)
Hartford Dividend and Growth
 HLS Fund                           2,221,028      5,156,119     (2,935,091)
Hartford Global Research HLS
 Fund*                                 14,410         11,978          2,432
Hartford Global Health HLS
 Fund                                     790         40,570        (39,780)
Hartford Global Growth HLS
 Fund                                   3,071        146,834       (143,763)
Hartford Disciplined Equity
 HLS Fund                             337,042        179,328        157,714
Hartford Growth HLS Fund*              74,858         60,259         14,599
Hartford Growth Opportunities
 HLS Fund                             846,344        392,579        453,765
Hartford High Yield HLS Fund          368,420        256,462        111,958
Hartford Index HLS Fund                   431         12,428        (11,997)
Hartford International
 Opportunities HLS Fund*              623,908        803,641       (179,733)
Hartford Small/Mid Cap Equity
 HLS Fund*                             73,365         63,492          9,873
Hartford MidCap HLS Fund                  754         67,073        (66,319)
Hartford MidCap Value HLS
 Fund*                                134,574         60,966         73,608
Hartford Money Market HLS Fund    146,597,209    238,304,796    (91,707,587)
Hartford Small Company HLS
 Fund                                 113,036        655,960       (542,924)
Hartford SmallCap Growth HLS
 Fund                                  60,235         43,776         16,459
Hartford Stock HLS Fund             1,184,907      4,484,741     (3,299,834)
Hartford U.S. Government
 Securities HLS Fund                  698,930        515,627        183,303
Hartford Value HLS Fund*              186,210        221,092        (34,882)
American Funds Asset
 Allocation HLS Fund                  209,278         74,183        135,095
American Funds Blue Chip
 Income and Growth HLS Fund           104,867         49,972         54,895
American Funds Bond HLS Fund          859,147        535,856        323,291
American Funds Global Bond HLS
 Fund                                 106,382        124,948        (18,566)
American Funds Global Growth
 and Income HLS Fund                  148,718        202,124        (53,406)
American Funds Global Growth
 HLS Fund                             149,519        103,787         45,732
American Funds Global Small
 Capitalization HLS Fund              375,422        150,845        224,577
American Funds Growth HLS Fund      1,138,563        630,504        508,059
American Funds Growth-Income
 HLS Fund                             601,325        398,237        203,088
American Funds International
 HLS Fund                           1,062,958        433,167        629,791
American Funds New World HLS
 Fund                                 309,522        178,511        131,011
Huntington VA Income Equity
 Fund                                  71,929        161,757        (89,828)
Huntington VA Dividend Capture
 Fund                                  97,599        384,286       (286,687)
Huntington VA Growth Fund             144,000        212,421        (68,421)
Huntington VA Mid Corp America
 Fund                                  67,911        146,822        (78,911)
Huntington VA New Economy Fund         90,005        146,901        (56,896)
Huntington VA Rotating Markets
 Fund                                  21,859         54,938        (33,079)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Huntington VA International
 Equity Fund                          111,451        160,325        (48,874)
Huntington VA Macro 100 Fund           61,586        171,035       (109,449)
Huntington VA Mortgage
 Securities Fund                      146,997        190,570        (43,573)
Huntington VA Situs Fund              197,961        489,547       (291,586)
Lord Abbett Fundamental Equity
 Portfolio                              3,642             --          3,642
Lord Abbett Capital Structure
 Portfolio*                            77,030         41,884         35,146
Lord Abbett Bond-Debenture
 Portfolio                            174,048        221,700        (47,652)
Lord Abbett Growth and Income
 Portfolio                             12,025         22,036        (10,011)
MFS(R) Core Equity Series              80,347        212,915       (132,568)
MFS(R) Growth Series                  734,886        705,935         28,951
MFS(R) Global Equity Series           128,171        142,352        (14,181)
MFS(R) High Income Series           2,117,216      2,605,399       (488,183)
MFS(R) Investors Growth Stock
 Series                               133,143        526,665       (393,522)
MFS(R) Investors Trust Series       1,231,803      3,099,800     (1,867,997)
MFS(R) Mid Cap Growth Series        1,219,052      1,589,612       (370,560)
MFS(R) New Discovery Series           729,307      1,938,815     (1,209,508)
MFS(R) Total Return Series          2,412,939      5,376,407     (2,963,468)
MFS(R) Value Series                 1,190,298      1,121,841         68,457
MFS(R) Research Bond Series         2,909,701      1,859,339      1,050,362
MFS(R) Research International
 Series                               329,755        510,132       (180,377)
MFS(R) Research Series                123,476        162,204        (38,728)
BlackRock Global Opportunities
 V.I. Fund*                                11             14             (3)
BlackRock Large Cap Growth
 V.I. Fund                              1,779         12,922        (11,143)
Invesco Van Kampen V. I.
 International Growth Equity*              --             44            (44)
UIF Mid Cap Growth Portfolio*          48,068         31,246         16,822
Invesco Van Kampen V. I. Mid
 Cap Value Fund*                       18,334         14,975          3,359
Morgan Stanley -- Focus Growth
 Portfolio                                 --             --             --
Morgan Stanley -- Capital
 Opportunities Portfolio                1,635          5,771         (4,136)
Morgan Stanley -- Mid Cap
 Growth Portfolio                         540            223            317
Morgan Stanley -- Flexible
 Income Portfolio                          --             34            (34)
Invesco V I Select Dimensions
 Dividend Growth Portfolio*                --             31            (31)
MTB Moderate Growth Fund II                --             --             --
Columbia Marsico International
 Opportunities VS Fund                379,009      2,532,013     (2,153,004)
Columbia High Yield VS Fund           310,899      1,773,245     (1,462,346)
Columbia Marsico Focused
 Equities VS Fund                     291,547      2,204,816     (1,913,269)
Nations Asset Allocation
 Portfolio                            116,246        801,836       (685,590)
Columbia Marsico Growth VS
 Fund                                 172,020      2,632,639     (2,460,619)
Columbia Marsico 21st Century
 VS Fund                              134,606        620,703       (486,097)
Columbia Marsico Midcap Growth
 VS Fund                              343,838      5,073,327     (4,729,489)
Oppenheimer Capital
 Appreciation Fund/VA                   6,859         12,657         (5,798)
Oppenheimer Global Securities
 Fund/VA                               61,195         98,250        (37,055)
Oppenheimer Main Street
 Fund(R)/VA                            20,127          9,976         10,151
Oppenheimer Main Street Small
 Cap Fund(R)/VA                        64,724         95,497        (30,773)
Oppenheimer Value Fund/VA               8,793          4,294          4,499
Putnam VT Diversified Income
 Fund                                 345,151        290,329         54,822
Putnam VT Global Asset
 Allocation Fund                       22,478          1,541         20,937
Putnam VT International Value
 Fund*                                  4,421          3,993            428
Putnam VT International Equity
 Fund                                   3,804          4,261           (457)
Putnam VT Small Cap Value Fund          7,867          1,401          6,466

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Voyager                         730              1            729
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  753,413      1,254,675       (501,262)
JPMorgan Insurance Trust U.S.
 Equity Portfolio                     110,597        146,467        (35,870)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     69,971        143,313        (73,342)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1          333,757        765,423       (431,666)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     41,728         78,526        (36,798)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1*            99,897        212,752       (112,855)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio                   90,432        137,397        (46,965)
Jennison 20/20 Focus Portfolio          1,983         31,982        (29,999)
Jennison Portfolio                         53         29,301        (29,248)
Prudential Value Portfolio              1,325        152,054       (150,729)
Prudential Series
 International Growth                      --             20            (20)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        212          1,317         (1,105)
Legg Mason ClearBridge
 Variable Fundamental Value
 Portfolio                              1,106         23,999        (22,893)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                         1,450            952            498
Legg Mason ClearBridge
 Variable Investors Portfolio           4,690         50,100        (45,410)
Invesco Van Kampen V. I.
 Growth and Income Fund*               32,823         19,516         13,307
Invesco Van Kampen V. I.
 Comstock Fund*                            98          1,443         (1,345)
Wells Fargo Advantage VT Index
 Asset Allocation Fund*                    --             --             --
Wells Fargo Advantage VT Total
 Return Bond Fund                          --             --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund*                 10,056         11,028           (972)
Wells Fargo Advantage VT
 International Equity Fund*         1,834,757      2,003,727       (168,970)
Wells Fargo Advantage VT Small
 Cap Growth Fund*                     295,854      1,851,125     (1,555,271)
Wells Fargo Advantage VT
 Discovery Fund                            --              1             (1)
Wells Fargo Advantage VT Small
 Cap Value Fund*                    2,824,329     12,642,453     (9,818,124)

*   See parenthetical in Note 1 for this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS                239,677         13,657         226,020
 Balanced Wealth Strategy
 Portfolio
AllianceBernstein VPS                628,543        157,281         471,262
 International Value
 Portfolio
AllianceBernstein VPS                 60,449         40,920          19,529
 Small/Mid-Cap Value
 Portfolio
AllianceBernstein VPS Value           15,591         11,767           3,824
 Portfolio
AllianceBernstein VPS                 52,225         36,599          15,626
 International Growth
 Portfolio
AIM V.I. Basic Value Fund          9,091,553     13,448,478      (4,356,925)
AIM V.I. Capital Appreciation      4,719,552      5,723,780      (1,004,228)
 Fund
AIM V.I. Core Equity Fund          1,107,368      1,969,858        (862,490)
AIM V.I. Government               66,915,633    126,762,896     (59,847,263)
 Securities Fund
AIM V.I. High Yield Fund             206,658        197,940           8,718
AIM V.I. International Growth      5,216,223      7,163,709      (1,947,486)
 Fund
AIM V.I. Mid Cap Core Equity       6,511,810     11,190,401      (4,678,591)
 Fund
AIM V.I. Small Cap Equity            885,338        785,194         100,144
 Fund
AIM V.I. Large Cap Growth            278,547        474,842        (196,295)
 Fund
AIM V.I. Capital Development         362,993        126,541         236,452
 Fund
AIM V.I. PowerShares ETF              44,669          1,035          43,634
 Allocation Fund
American Funds Global Bond         2,061,123      2,038,281          22,842
 Fund
American Funds Global Growth       1,670,240      2,410,139        (739,899)
 and Income Fund

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Funds Asset
 Allocation Fund                   1,569,459      5,094,623      (3,525,164)
American Funds Blue Chip
 Income and Growth Fund           13,314,644     31,848,050     (18,533,406)
American Funds Bond Fund           3,799,097      4,003,950        (204,853)
American Funds Global Growth
 Fund                              1,478,497      1,982,740        (504,243)
American Funds Growth Fund         5,017,177     12,360,558      (7,343,381)
American Funds Growth-Income
 Fund                              2,757,710     10,630,161      (7,872,451)
American Funds International
 Fund                              1,304,300      3,608,771      (2,304,471)
American Funds New World Fund        867,754        942,959         (75,205)
American Funds Global Small
 Capitalization Fund               1,000,467      1,111,815        (111,348)
BB&T Mid Cap Growth VIF               15,030          2,252          12,778
BB&T Capital Manager Equity
 VIF                                     425             15             410
BB&T Large Cap VIF                        --          1,486          (1,486)
BB&T Special Opportunities
 Equity VIF                           66,367         29,113          37,254
BB&T Total Return Bond VIF            93,667         34,047          59,620
Columbia Small Company Growth
 VS Fund                             634,122      2,718,650      (2,084,528)
Columbia Large Cap Value VS
 Fund                              1,070,553      4,806,415      (3,735,862)
Evergreen VA Diversified
 Capital Builder Fund                385,769        241,048         144,721
Evergreen VA Growth Fund             191,238        391,084        (199,846)
Evergreen VA International
 Equity Fund                         135,179        271,636        (136,457)
Evergreen VA Omega Fund              368,037         46,341         321,696
Evergreen VA Special Values
 Fund                              1,499,435      1,776,183        (276,748)
Evergreen VA Fundamental
 Large Cap Fund                    2,258,531        544,288       1,714,243
Fidelity VIP Growth Portfolio         68,479         18,500          49,979
Fidelity VIP Contrafund(R)
 Portfolio                           781,259        183,020         598,239
Fidelity VIP Mid Cap
 Portfolio                           748,669        170,646         578,023
Fidelity VIP Value Strategies
 Portfolio                            40,288         20,493          19,795
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               12,526          2,577           9,949
Franklin Rising Dividends
 Securities Fund                     834,854      3,244,336      (2,409,482)
Franklin Income Securities
 Fund                              4,527,356      9,618,055      (5,090,699)
Franklin Large Cap Growth
 Securities Fund                     718,443      1,227,971        (509,528)
Franklin Global Real Estate
 Securities Fund                       6,319         50,692         (44,373)
Franklin Small-Mid Cap Growth
 Securities Fund                   1,662,297      1,946,358        (284,061)
Franklin Small Cap Value
 Securities Fund                   1,191,328        794,804         396,524
Franklin Strategic Income
 Securities Fund                   4,611,951      2,754,043       1,857,908
Mutual Shares Securities Fund      2,417,957      5,552,579      (3,134,622)
Templeton Developing Markets
 Securities Fund                   1,329,318        828,556         500,762
Templeton Foreign Securities
 Fund                              1,848,309      4,015,928      (2,167,619)
Templeton Global Asset
 Allocation Fund                       9,280         28,759         (19,479)
Templeton Growth Securities
 Fund                              1,276,999      4,952,462      (3,675,463)
Mutual Global Discovery
 Securities Fund                   1,549,605      1,434,723         114,882
Franklin Flex Cap Growth
 Securities Fund                     575,055        449,417         125,638
Franklin Large Cap Value
 Securities Fund                     421,253        243,806         177,447
Templeton Global Bond
 Securities Fund                     779,404        128,711         650,693
Hartford Advisers HLS Fund         1,119,852      5,102,717      (3,982,865)
Hartford Total Return Bond
 HLS Fund                          9,693,640     13,248,240      (3,554,600)
Hartford Capital Appreciation
 HLS Fund                          7,972,845      8,335,817        (362,972)
Hartford Dividend and Growth
 HLS Fund                          5,127,941      7,342,978      (2,215,037)
Hartford Fundamental Growth
 HLS Fund                             31,107            124          30,983
Hartford Global Advisers HLS
 Fund                                 16,911         34,352         (17,441)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Equity HLS
 Fund                                 25,841         22,083           3,758
Hartford Global Health HLS
 Fund                                  1,480         10,943          (9,463)
Hartford Global Growth HLS
 Fund                                 40,297         96,188         (55,891)
Hartford Disciplined Equity
 HLS Fund                            535,001        146,736         388,265
Hartford Growth HLS Fund              30,831         41,244         (10,413)
Hartford Growth Opportunities
 HLS Fund                          1,794,410        242,976       1,551,434
Hartford High Yield HLS Fund         262,396        124,045         138,351
Hartford Index HLS Fund                1,636         13,124         (11,488)
Hartford International Growth
 HLS Fund                             69,676         62,016           7,660
Hartford International Small
 Company HLS Fund                         --          8,955          (8,955)
Hartford International
 Opportunities HLS Fund              541,246      1,683,177      (1,141,931)
Hartford MidCap Growth HLS
 Fund                                166,760         70,406          96,354
Hartford MidCap HLS Fund               1,011         95,951         (94,940)
Hartford MidCap Value HLS
 Fund                                    589         62,834         (62,245)
Hartford Money Market HLS
 Fund                            160,316,597    329,496,271    (169,179,674)
Hartford SmallCap Value HLS
 Fund                                  6,842         18,717         (11,875)
Hartford Small Company HLS
 Fund                                202,473        879,370        (676,897)
Hartford SmallCap Growth HLS
 Fund                                 43,361         38,823           4,538
Hartford Stock HLS Fund              858,927      4,179,148      (3,320,221)
Hartford U.S. Government
 Securities HLS Fund                 887,272        766,228         121,044
Hartford Value HLS Fund               56,343          6,367          49,976
Hartford Value Opportunities
 HLS Fund                              6,037          4,503           1,534
Hartford Equity Income HLS
 Fund                                 27,403          7,409          19,994
American Funds Asset
 Allocation HLS Fund                 576,288        161,439         414,849
American Funds Blue Chip
 Income and Growth HLS Fund          294,375         55,695         238,680
American Funds Bond HLS Fund       1,754,873        271,910       1,482,963
American Funds Global Bond
 HLS Fund                            243,402         71,388         172,014
American Funds Global Growth
 and Income HLS Fund                 649,798        151,647         498,151
American Funds Global Growth
 HLS Fund                            202,278         83,784         118,494
American Funds Global Small
 Capitalization HLS Fund             512,032        171,788         340,244
American Funds Growth HLS
 Fund                              2,683,759        487,250       2,196,509
American Funds Growth-Income
 HLS Fund                          1,391,338        251,877       1,139,461
American Funds International
 HLS Fund                          1,747,826        369,881       1,377,945
American Funds New World HLS
 Fund                                346,961         80,318         266,643
Huntington VA Income Equity
 Fund                                339,044        184,925         154,119
Huntington VA Dividend
 Capture Fund                        192,206        398,724        (206,518)
Huntington VA Growth Fund            515,695        313,047         202,648
Huntington VA Mid Corp
 America Fund                        183,509        181,650           1,859
Huntington VA New Economy
 Fund                                275,219        238,463          36,756
Huntington VA Rotating
 Markets Fund                         30,069         41,979         (11,910)
Huntington VA International
 Equity Fund                         224,064        264,621         (40,557)
Huntington VA Macro 100 Fund         226,679        219,385           7,294
Huntington VA Mortgage
 Securities Fund                     148,237        120,321          27,916
Huntington VA Situs Fund             403,960        520,634        (116,674)
Lord Abbett America's Value
 Portfolio                           105,841         28,857          76,984
Lord Abbett Bond-Debenture
 Portfolio                           647,593        137,911         509,682
Lord Abbett Growth and Income
 Portfolio                           132,266         55,869          76,397
MFS(R) Core Equity Series             77,258        214,405        (137,147)
MFS(R) Growth Series                 750,306        500,687         249,619

-------------------------------------------------------------------------------

                              UNITS               UNITS       NET INCREASE
SUB-ACCOUNT                  ISSUED             REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS(R) Global Equity
 Series                         108,628             331,658        (223,030)
MFS(R) High Income
 Series                       2,441,440           1,856,768         584,672
MFS(R) Investors Growth
 Stock Series                   187,651             488,522        (300,871)
MFS(R) Investors Trust
 Series                       1,602,611           2,755,875      (1,153,264)
MFS(R) Mid Cap Growth
 Series                       1,219,661           1,275,058         (55,397)
MFS(R) New Discovery
 Series                       1,232,753           2,402,322      (1,169,569)
MFS(R) Total Return
 Series                       2,555,854           5,364,364      (2,808,510)
MFS(R) Value Series           1,885,146             983,851         901,295
MFS(R) Research Bond
 Series                       2,802,460           1,470,570       1,331,890
MFS(R) Research
 International Series           441,989             660,172        (218,183)
MFS(R) Research Series          406,291             178,962         227,329
BlackRock Global Growth
 V.I. Fund                           (1)              1,140          (1,141)
BlackRock Large Cap
 Growth V.I. Fund                 1,107              12,846         (11,739)
Van Kampen -- UIF
 International Growth
 Equity Portfolio                    45                  46              (1)
Van Kampen -- UIF Mid
 Cap Growth Portfolio           112,730              37,080          75,650
Van Kampen -- UIF U.S.
 Mid Cap Value
 Portfolio                       35,719               8,882          26,837
Morgan Stanley -- Focus
 Growth Portfolio                    --                   1              (1)
Morgan Stanley --
 Capital Opportunities
 Portfolio                        3,283               7,991          (4,708)
Morgan Stanley -- Mid
 Cap Growth Portfolio                --                   8              (8)
Morgan Stanley --
 Flexible Income
 Portfolio                           31                  36              (5)
Morgan Stanley --
 Dividend Growth
 Portfolio                           38                  33               5
MTB Moderate Growth Fund
 II                                 161                  --             161
Columbia Marsico
 International
 Opportunities VS Fund          559,695           3,664,091      (3,104,396)
Columbia High Yield VS
 Fund                           576,164           3,130,731      (2,554,567)
Columbia Marsico Focused
 Equities VS Fund               428,174           3,369,381      (2,941,207)
Nations Asset Allocation
 Portfolio                      132,784             801,761        (668,977)
Columbia Marsico Growth
 VS Fund                        505,114           3,737,797      (3,232,683)
Columbia Marsico 21st
 Century VS Fund                365,329           1,244,089        (878,760)
Columbia Marsico Midcap
 Growth VS Fund                 818,125           6,202,075      (5,383,950)
Oppenheimer Capital
 Appreciation Fund/VA            62,248              17,970          44,278
Oppenheimer Global
 Securities Fund/VA             336,271              71,684         264,587
Oppenheimer Main Street
 Fund(R)/VA                      54,918               6,901          48,017
Oppenheimer Main Street
 Small Cap Fund(R)/VA           353,318              71,192         282,126
Oppenheimer Value
 Fund/VA                          6,252                 365           5,887
Putnam VT Diversified
 Income Fund                  1,038,907             248,327         790,580
Putnam VT Global Asset
 Allocation Fund                 23,305               3,602          19,703
Putnam VT International
 Growth and Income Fund           4,078                 945           3,133
Putnam VT International
 Equity Fund                     27,954               1,767          26,187
Putnam VT Small Cap
 Value Fund                      14,633               4,925           9,708
JPMorgan Insurance Trust
 Balanced Portfolio --
 1                               91,093              59,362          31,731
JPMorgan Insurance Trust
 Core Bond Portfolio --
 1                            3,603,796           3,562,429          41,367
JPMorgan Insurance Trust
 U.S. Equity Portfolio           82,593             151,568         (68,975)
JPMorgan Insurance Trust
 Intrepid Mid Cap
 Portfolio -- 1                  82,507             134,233         (51,726)
JPMorgan Insurance Trust
 Equity Index Portfolio
 -- 1                           615,626             629,264         (13,638)
JPMorgan Insurance Trust
 Government Bond
 Portfolio -- 1                 159,935           2,598,281      (2,438,346)
JPMorgan Insurance Trust
 Intrepid Growth
 Portfolio -- 1                  66,067              71,142          (5,075)
JPMorgan Insurance Trust
 Diversified Mid Cap
 Growth Portfolio -- 1          168,120             197,396         (29,276)
JPMorgan Insurance Trust
 Mid Cap Value
 Portfolio                       76,948             138,024         (61,076)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Jennison 20/20 Focus
 Portfolio                                --         22,768         (22,768)
Jennison Portfolio                     2,564         39,020         (36,456)
Prudential Value Portfolio           136,961         58,998          77,963
Prudential Series
 International Growth                     --             23             (23)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                     1,552          3,035          (1,483)
Legg Mason ClearBridge
 Variable Fundamental Value
 Portfolio                             4,786         29,381         (24,595)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                        2,479         17,958         (15,479)
Legg Mason ClearBridge
 Variable Investors
 Portfolio                            15,778         68,629         (52,851)
Van Kampen LIT Growth and
 Income Portfolio                     60,916         17,561          43,355
Van Kampen LIT Comstock
 Portfolio                               168          1,233          (1,065)
Wells Fargo Advantage VT
 Asset Allocation Fund                    --             --              --
Wells Fargo Advantage VT
 Total Return Bond Fund                   --             --              --
Wells Fargo Advantage VT
 Equity Income Fund                      922          3,383          (2,461)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                  3,388            208           3,180
Wells Fargo Advantage VT
 International Core Fund               1,028             60             968
Wells Fargo Advantage VT
 Large Company Growth Fund               370            611            (241)
Wells Fargo Advantage VT
 Small Cap Growth Fund                 2,167          1,339             828
Wells Fargo Advantage VT
 Discovery Fund                           --              2              (2)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges             2,639    $13.013398           $34,343
    Highest contract charges                 587     13.657129             8,018
    Remaining contract charges           487,845            --         4,823,485
 2009  Lowest contract charges            80,266      9.047715           726,225
    Highest contract charges                 499     12.721089             6,352
    Remaining contract charges           307,461            --         2,760,061
 2008  Lowest contract charges             4,406      7.429046            32,734
    Highest contract charges                 297      7.327822             2,176
    Remaining contract charges           157,503            --         1,162,727
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges             3,407      7.108204            24,219
    Highest contract charges               3,507     14.081041            49,385
    Remaining contract charges         1,207,061            --         8,457,780
 2009  Lowest contract charges             3,298      6.873420            22,668
    Highest contract charges               1,263     13.870269            17,519
    Remaining contract charges         1,138,282            --         7,764,099
 2008  Lowest contract charges             1,991      5.159378            10,272
    Highest contract charges                 418      5.088962             2,125
    Remaining contract charges           669,172            --         3,431,466
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2010  Lowest contract charges               455     16.602960             7,562
    Highest contract charges               1,634     18.676302            30,521
    Remaining contract charges           150,772            --         1,766,498
 2009  Lowest contract charges            32,630      9.435503           307,880
    Highest contract charges                 998      9.222123             9,202
    Remaining contract charges            71,045            --           669,183
 2008  Lowest contract charges               360      6.719459             2,421
    Highest contract charges                 482      6.627915             3,197
    Remaining contract charges            84,302            --           562,738
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges             8,810      8.436920            74,333
    Highest contract charges               1,716     13.390012            22,977
    Remaining contract charges             9,265            --            77,004
 2009  Lowest contract charges             7,210      7.667474            55,279
    Highest contract charges                 682     12.309621             8,395
    Remaining contract charges             9,839            --            74,557
 2008  Lowest contract charges             5,039      6.414435            32,322
    Highest contract charges               1,733      6.350732            11,004
    Remaining contract charges             7,135            --            45,588

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges          0.03%              --             9.75%
    Highest contract charges            2.70%            4.84%            7.36%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%            0.87%           22.91%
    Highest contract charges            2.65%              --            21.14%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            2.40%          (28.64)%
    Highest contract charges            1.98%              --           (29.42)%
    Remaining contract charges            --               --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges          0.85%            2.82%            3.42%
    Highest contract charges            2.70%            3.44%            1.52%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.38%           33.22%
    Highest contract charges            2.67%            2.23%           30.78%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.71%              --           (52.21)%
    Highest contract charges            1.97%              --           (52.73)%
    Remaining contract charges            --               --               --
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2010  Lowest contract charges          0.29%              --            25.96%
    Highest contract charges            0.02%              --            23.22%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.88%           40.89%
    Highest contract charges            2.49%            0.86%           39.14%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.67%              --           (37.81)%
    Highest contract charges            1.98%              --           (38.49)%
    Remaining contract charges            --               --               --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges          1.25%            1.76%           10.04%
    Highest contract charges            2.40%            1.67%            8.78%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            3.08%           19.54%
    Highest contract charges            2.39%              --            18.17%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.05%              --           (39.30)%
    Highest contract charges            1.99%              --           (39.78)%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges            51,905     $8.340904          $432,930
    Highest contract charges               3,140     15.935390            50,032
    Remaining contract charges           110,051            --           904,999
 2009  Lowest contract charges            49,959      7.500193           374,704
    Highest contract charges               2,037     14.538460            29,616
    Remaining contract charges           105,204            --           783,083
 2008  Lowest contract charges            41,382      5.454337           225,713
    Highest contract charges                 404      5.397825             2,182
    Remaining contract charges            99,788            --           541,338
INVESCO V.I. BASIC VALUE FUND+
 2010  Lowest contract charges            12,398      1.150245            14,261
    Highest contract charges               1,641     15.495518            25,432
    Remaining contract charges        36,206,409            --        38,553,165
 2009  Lowest contract charges            12,958      1.080634            14,003
    Highest contract charges               1,293     14.829632            19,173
    Remaining contract charges        44,057,571            --        44,543,064
 2008  Lowest contract charges            13,134      0.736367             9,671
    Highest contract charges              20,183      0.665662            13,435
    Remaining contract charges        48,395,430            --        33,692,738
 2007  Lowest contract charges            13,149      1.539735            20,246
    Highest contract charges              20,190      1.415834            28,586
    Remaining contract charges        55,682,375            --        81,930,367
 2006  Lowest contract charges            13,159      1.529265            20,122
    Highest contract charges              19,533      1.430310            27,938
    Remaining contract charges        64,543,850            --        95,224,860
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges             1,387      8.973628            12,448
    Highest contract charges               1,984     13.645782            27,066
    Remaining contract charges        17,397,195            --        21,066,597
 2009  Lowest contract charges             1,403      7.855750            11,018
    Highest contract charges                 392     12.151739             4,768
    Remaining contract charges        21,109,494            --        21,725,557
 2008  Lowest contract charges             1,414      6.563072             9,282
    Highest contract charges               9,198      0.819924             7,541
    Remaining contract charges        22,104,905            --        18,740,521
 2007  Lowest contract charges             1,405      1.606895             2,257
    Highest contract charges               8,611      1.462664            12,595
    Remaining contract charges        26,715,736            --        39,695,090
 2006  Lowest contract charges             1,405      1.448235             2,040
    Highest contract charges               8,071      1.339480            10,811
    Remaining contract charges        31,670,543            --        42,945,669

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges          1.25%            1.88%           11.21%
    Highest contract charges            2.70%            1.55%            9.61%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            4.61%           37.51%
    Highest contract charges            2.64%              --            35.53%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%              --           (47.88)%
    Highest contract charges            1.98%              --           (48.31)%
    Remaining contract charges            --               --               --
INVESCO V.I. BASIC VALUE FUND+
 2010  Lowest contract charges          0.85%            0.90%            6.44%
    Highest contract charges            2.70%            0.59%            4.49%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.73%           46.75%
    Highest contract charges            2.64%            3.69%           44.07%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            0.91%          (52.18)%
    Highest contract charges            2.56%            0.90%          (52.98)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            0.60%            0.69%
    Highest contract charges            2.54%            0.61%           (1.01)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            0.42%           12.25%
    Highest contract charges            2.55%            0.41%           10.35%
    Remaining contract charges            --               --               --
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges          0.85%            0.52%           14.23%
    Highest contract charges            0.32%              --            12.36%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.29%           19.70%
    Highest contract charges            2.68%            0.87%           17.85%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.71%              --           (37.46)%
    Highest contract charges            2.56%              --           (43.94)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.97%              --            10.96%
    Highest contract charges            2.54%              --             9.20%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.94%            0.06%            5.30%
    Highest contract charges            2.54%            0.10%            3.62%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges               240    $12.285289            $2,945
    Highest contract charges               1,815     13.533453            24,561
    Remaining contract charges         7,578,831            --        80,065,199
 2009  Lowest contract charges               259     11.309508             2,924
    Highest contract charges               4,016     12.704451            51,025
    Remaining contract charges         8,441,250            --        83,965,382
 2008  Lowest contract charges               269      8.890218             2,393
    Highest contract charges                  16      8.328570               129
    Remaining contract charges         9,307,730            --        70,264,685
 2007  Lowest contract charges               269     12.834710             3,458
    Highest contract charges               1,063     12.230262            12,996
    Remaining contract charges        11,195,683            --       118,268,284
 2006  Lowest contract charges               271     11.972479             3,230
    Highest contract charges                 891     11.604187            10,340
    Remaining contract charges        12,693,990            --       123,078,967
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2010  Lowest contract charges            48,686      1.373740            66,883
    Highest contract charges               1,428     10.301986            14,707
    Remaining contract charges       241,257,708            --       309,276,207
 2009  Lowest contract charges            87,296      1.314467           114,747
    Highest contract charges              87,640     10.052014           880,955
    Remaining contract charges       266,252,501            --       329,331,491
 2008  Lowest contract charges           118,115      1.325847           156,603
    Highest contract charges             368,983      1.198564           442,250
    Remaining contract charges       325,787,602            --       410,044,244
 2007  Lowest contract charges            74,927      1.190613            89,209
    Highest contract charges              72,103      1.094766            78,936
    Remaining contract charges       276,372,121            --       315,294,143
 2006  Lowest contract charges             5,947      1.129202             6,715
    Highest contract charges              32,415      1.056100            34,234
    Remaining contract charges       211,441,876            --       230,543,331
INVESCO V.I. HIGH YIELD FUND+
 2010  Lowest contract charges           140,718      1.610383           226,609
    Highest contract charges                 546     17.338981             9,466
    Remaining contract charges           751,881            --         1,304,646
 2009  Lowest contract charges           150,589      1.442230           217,184
    Highest contract charges              58,892      1.355162            79,808
    Remaining contract charges           593,062            --           823,897
 2008  Lowest contract charges           156,379      0.960119           150,142
    Highest contract charges              56,016      0.909386            50,940
    Remaining contract charges           581,430            --           540,377
 2007  Lowest contract charges           217,215      1.314284           285,483
    Highest contract charges             129,482      1.254847           162,480
    Remaining contract charges           673,533            --           861,690
 2006  Lowest contract charges           249,291      1.320408           329,164
    Highest contract charges             131,068      1.270812           166,563
    Remaining contract charges           863,769            --         1,115,302

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges          0.86%            0.97%            8.63%
    Highest contract charges            1.77%            0.95%            6.58%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.84%            1.87%           27.21%
    Highest contract charges            0.16%              --            24.88%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.86%            0.33%          (30.73)%
    Highest contract charges            2.61%            0.09%          (31.90)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            1.13%            7.20%
    Highest contract charges            2.54%            1.17%            5.40%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.86%            0.64%           15.72%
    Highest contract charges            2.53%            0.85%           13.77%
    Remaining contract charges            --               --               --
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2010  Lowest contract charges          0.85%            5.13%            4.51%
    Highest contract charges            2.09%            5.42%            2.54%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            4.07%           (0.86)%
    Highest contract charges            2.68%           16.26%           (2.68)%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            4.76%           11.36%
    Highest contract charges            2.51%            8.58%            9.48%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            8.17%            5.44%
    Highest contract charges            2.52%            3.80%            3.66%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.84%           10.24%            2.67%
    Highest contract charges            2.53%            5.88%            0.94%
    Remaining contract charges            --               --               --
INVESCO V.I. HIGH YIELD FUND+
 2010  Lowest contract charges          1.70%           10.33%           11.66%
    Highest contract charges            1.96%            9.91%           10.49%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            7.77%           50.21%
    Highest contract charges            2.50%            8.95%           49.02%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%            7.28%          (26.95)%
    Highest contract charges            2.51%            4.89%          (27.53)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            6.57%           (0.46)%
    Highest contract charges            2.49%            7.17%           (1.26)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.70%            7.84%            8.87%
    Highest contract charges            2.50%            9.48%            8.00%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
INVESCO V. I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges             2,511    $13.619296           $34,193
    Highest contract charges               1,002     15.377007            15,413
    Remaining contract charges        33,506,315            --        76,039,906
 2009  Lowest contract charges             2,286      8.606602            19,672
    Highest contract charges               3,877     14.012034            54,319
    Remaining contract charges        37,294,735            --        74,290,846
 2008  Lowest contract charges               402      6.433855             2,585
    Highest contract charges              18,422      1.289787            23,760
    Remaining contract charges        39,229,564            --        56,247,945
 2007  Lowest contract charges            36,254      2.413489            87,498
    Highest contract charges               8,081      2.219333            17,933
    Remaining contract charges        32,726,816            --        75,854,098
 2006  Lowest contract charges             8,403      2.121749            17,832
    Highest contract charges             312,363      1.987459           620,810
    Remaining contract charges        21,663,673            --        44,398,595
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges                76     13.714290             1,046
    Highest contract charges               3,855     14.408598            55,543
    Remaining contract charges        48,610,789            --        85,121,557
 2009  Lowest contract charges            76,776      1.668104           128,070
    Highest contract charges               1,717     12.985726            22,293
    Remaining contract charges        54,239,947            --        84,693,000
 2008  Lowest contract charges            84,946      1.291991           109,749
    Highest contract charges               6,431      1.167979             7,512
    Remaining contract charges        58,905,654            --        71,983,696
 2007  Lowest contract charges            46,790      1.822898            85,293
    Highest contract charges              11,084      1.676212            18,580
    Remaining contract charges        68,197,872            --       118,721,765
 2006  Lowest contract charges            21,069      1.678202            35,359
    Highest contract charges               5,855      1.569599             9,190
    Remaining contract charges        71,919,884            --       116,362,714
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges             1,280     14.833667            18,990
    Highest contract charges               2,092     15.423915            32,268
    Remaining contract charges         3,255,907            --        47,636,460
 2009  Lowest contract charges               980      9.079939             8,902
    Highest contract charges                 273     12.340587             3,365
    Remaining contract charges         3,290,255            --        38,509,127
 2008  Lowest contract charges             7,604     10.335807            78,597
    Highest contract charges               2,281      9.512314            21,698
    Remaining contract charges         3,181,479            --        31,344,727
 2007  Lowest contract charges           407,985     14.937331         6,094,211
    Highest contract charges               1,947     14.206294            27,665
    Remaining contract charges         1,849,722            --        26,949,711
 2006  Lowest contract charges             5,270     14.579513            76,824
    Highest contract charges               1,084     13.854438            15,024
    Remaining contract charges         1,400,494            --        19,800,925

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
INVESCO V. I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges          0.32%            0.98%           12.05%
    Highest contract charges            0.65%              --             9.80%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.78%           33.77%
    Highest contract charges            0.43%            0.20%           31.64%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.69%            1.32%          (37.64)%
    Highest contract charges            2.55%            0.88%          (41.88)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            0.46%           13.75%
    Highest contract charges            2.23%              --            11.84%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.87%            7.34%           27.15%
    Highest contract charges            2.50%            1.25%           25.07%
    Remaining contract charges            --               --               --
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges          0.07%              --            13.21%
    Highest contract charges            1.18%            0.15%           11.02%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.41%           29.11%
    Highest contract charges            2.67%            5.69%           26.75%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.49%          (29.12)%
    Highest contract charges            2.56%            1.15%          (30.32)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            0.27%            8.62%
    Highest contract charges            2.54%            0.26%            6.79%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.56%           10.30%
    Highest contract charges            2.55%            0.43%            8.44%
    Remaining contract charges            --               --               --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges          0.32%              --            27.57%
    Highest contract charges            0.65%              --            25.05%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.84%            0.79%           19.87%
    Highest contract charges            0.43%            0.16%           18.06%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.89%              --           (31.96)%
    Highest contract charges            2.56%              --           (33.04)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.07%            3.78%
    Highest contract charges            2.52%            0.04%            2.54%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.95%              --            16.33%
    Highest contract charges            2.55%              --            14.48%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH
 FUND+
 2010  Lowest contract charges           140,587    $11.461427        $1,611,328
    Highest contract charges               2,813     14.482681            40,739
    Remaining contract charges         1,111,288            --        12,300,735
 2009  Lowest contract charges           155,668      9.907689         1,542,306
    Highest contract charges                 596     12.702785             7,575
    Remaining contract charges         1,278,506            --        12,305,621
 2008  Lowest contract charges           148,100      7.970578         1,180,440
    Highest contract charges               1,742      7.611709            13,259
    Remaining contract charges         1,481,223            --        11,549,045
 2007  Lowest contract charges           159,815     13.091210         2,092,173
    Highest contract charges               1,660     12.652975            20,999
    Remaining contract charges         1,729,702            --        22,284,082
 2006  Lowest contract charges            94,375     11.474082         1,082,856
    Highest contract charges               1,711     11.223754            19,203
    Remaining contract charges         1,876,606            --        21,306,731
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges             6,556      9.698993            63,584
    Highest contract charges                 247      8.095835             2,002
    Remaining contract charges           276,861            --         2,616,335
 2009  Lowest contract charges             7,825      8.289643            64,865
    Highest contract charges                 248      6.991797             1,731
    Remaining contract charges           328,362            --         2,444,026
 2008  Lowest contract charges             1,442      5.911614             8,525
    Highest contract charges              10,059      5.060475            50,901
    Remaining contract charges            88,482            --           465,844
 2007  Lowest contract charges             3,357      9.789131            32,861
    Highest contract charges               4,225      9.765867            41,259
    Remaining contract charges            11,766            --           115,033
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges             2,664     12.911383            34,397
    Highest contract charges                  37     14.169996               520
    Remaining contract charges            88,005            --         1,254,290
 2009  Lowest contract charges             6,312     13.084183            82,591
    Highest contract charges                 160     12.902034             2,069
    Remaining contract charges            37,162            --           483,052

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
INVESCO V.I. LARGE CAP GROWTH
 FUND+
 2010  Lowest contract charges          1.35%            0.47%           15.68%
    Highest contract charges            0.55%              --            14.07%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%            0.36%           24.30%
    Highest contract charges            2.68%            0.48%           22.64%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%            0.01%          (39.12)%
    Highest contract charges            2.56%            0.01%          (39.84)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.04%           14.09%
    Highest contract charges            2.54%            0.03%           12.73%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.36%            6.60%
    Highest contract charges            2.53%            0.28%            5.33%
    Remaining contract charges            --               --               --
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges          1.25%              --            17.00%
    Highest contract charges            2.55%              --            15.79%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            40.23%
    Highest contract charges            2.54%              --            38.79%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%              --           (43.02)%
    Highest contract charges            2.19%              --           (48.18)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.35%              --             2.47%
    Highest contract charges            0.59%              --             2.35%
    Remaining contract charges            --               --               --
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges          0.03%              --            10.91%
    Highest contract charges            1.97%            0.37%            8.50%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%            2.60%           23.59%
    Highest contract charges            2.41%            2.66%           22.10%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges            38,671    $12.887393          $498,372
    Highest contract charges               6,968     11.669181            81,315
    Remaining contract charges         7,128,424            --        88,309,391
 2009  Lowest contract charges            42,269     12.351206           522,067
    Highest contract charges               1,099     11.398168            12,524
    Remaining contract charges         7,314,265            --        87,681,901
 2008  Lowest contract charges            31,899     11.355894           362,246
    Highest contract charges               4,489     10.931491            49,071
    Remaining contract charges         7,298,403            --        81,204,731
 2007  Lowest contract charges            32,523     11.067360           359,940
    Highest contract charges              41,064     10.843071           445,258
    Remaining contract charges         2,745,711            --        30,050,172
 2006  Lowest contract charges            79,113     10.206665           807,470
    Highest contract charges                 127     10.179637             1,294
    Remaining contract charges           204,020            --         2,079,237
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges            84,515     10.968761           927,027
    Highest contract charges               5,543     15.616120            86,563
    Remaining contract charges        10,814,218            --       113,800,039
 2009  Lowest contract charges            90,489      9.896204           895,499
    Highest contract charges               4,346     14.351903            62,374
    Remaining contract charges        11,735,024            --       112,376,437
 2008  Lowest contract charges            95,472      7.143265           681,980
    Highest contract charges               2,068      6.817920            14,099
    Remaining contract charges        12,472,218            --        86,972,182
 2007  Lowest contract charges            61,479     12.245550           752,840
    Highest contract charges               5,849     11.888755            69,535
    Remaining contract charges        11,087,960            --       133,690,015
 2006  Lowest contract charges            15,747     10.961310           172,585
    Highest contract charges              19,621     10.828350           212,465
    Remaining contract charges         3,949,183            --        42,995,032
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges            20,378     14.929411           304,226
    Highest contract charges               2,713     13.551269            36,768
    Remaining contract charges        23,946,212            --       313,156,457
 2009  Lowest contract charges            27,596     13.383137           369,325
    Highest contract charges               1,372     12.400343            17,008
    Remaining contract charges        27,382,062            --       323,623,313
 2008  Lowest contract charges            31,684     10.886366           344,922
    Highest contract charges               6,550      9.236588            60,498
    Remaining contract charges        30,897,960            --       300,051,138
 2007  Lowest contract charges            20,251     15.575983           315,432
    Highest contract charges               7,457     13.442506           100,235
    Remaining contract charges        35,817,586            --       501,356,573
 2006  Lowest contract charges             9,093     14.742829           134,058
    Highest contract charges              10,842     12.941607           140,311
    Remaining contract charges        35,430,207            --       472,725,601

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges          0.85%            2.72%            4.34%
    Highest contract charges            2.75%            6.54%            2.38%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.66%            8.77%
    Highest contract charges            0.54%            1.06%            7.08%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            5.30%            2.61%
    Highest contract charges            2.53%            7.67%            0.88%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.83%            6.48%            8.30%
    Highest contract charges            2.48%            7.15%            6.53%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.33%            1.99%            1.78%
    Highest contract charges            0.61%            2.04%            1.62%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges          0.85%            2.60%           10.84%
    Highest contract charges            2.70%            2.73%            8.81%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.45%           38.54%
    Highest contract charges            0.49%            1.71%           36.00%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            2.42%          (41.67)%
    Highest contract charges            2.56%            0.78%          (42.65)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            2.98%           11.72%
    Highest contract charges            2.50%            7.08%            9.83%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.63%            1.31%            9.68%
    Highest contract charges            1.85%            1.07%            8.48%
    Remaining contract charges            --               --               --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges          0.85%            1.89%           11.55%
    Highest contract charges            0.40%            1.55%            9.40%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.22%           22.94%
    Highest contract charges            2.67%            7.97%           20.68%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            3.06%          (30.11)%
    Highest contract charges            2.56%            2.40%          (31.29)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            2.51%            5.65%
    Highest contract charges            2.55%            1.97%            3.87%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            2.93%           13.69%
    Highest contract charges            2.55%            2.20%           11.77%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges           269,730     $1.110089          $299,425
    Highest contract charges               8,669     14.090962           122,150
    Remaining contract charges       134,432,123            --       138,885,627
 2009  Lowest contract charges           230,272      0.996705           229,513
    Highest contract charges               8,194     12.894155           105,659
    Remaining contract charges       154,890,998            --       144,849,073
 2008  Lowest contract charges           263,465      0.785507           206,954
    Highest contract charges              54,412      0.708958            38,576
    Remaining contract charges       173,344,993            --       129,043,056
 2007  Lowest contract charges           191,542      1.247705           238,988
    Highest contract charges              50,195      1.145462            57,497
    Remaining contract charges       195,480,163            --       233,324,391
 2006  Lowest contract charges            91,280      1.233362           112,581
    Highest contract charges              41,115      1.151721            47,353
    Remaining contract charges       202,397,116            --       240,929,680
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges            85,034     15.640595         1,329,982
    Highest contract charges              30,496     11.741132           358,054
    Remaining contract charges        22,272,098            --       315,760,249
 2009  Lowest contract charges            80,699     14.819093         1,195,892
    Highest contract charges               2,219     11.337777            25,162
    Remaining contract charges        24,607,866            --       333,593,972
 2008  Lowest contract charges            68,208     13.272523           905,291
    Highest contract charges               6,222     11.336185            70,531
    Remaining contract charges        24,821,207            --       304,359,791
 2007  Lowest contract charges            28,035     14.766189           413,969
    Highest contract charges               7,873     12.828250           100,996
    Remaining contract charges        26,538,780            --       365,091,310
 2006  Lowest contract charges            14,443     14.412511           208,210
    Highest contract charges               7,791     12.735633            99,228
    Remaining contract charges        23,817,715            --       322,290,202
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges            11,589     17.249203           199,901
    Highest contract charges               5,804     15.966312            92,672
    Remaining contract charges         7,169,368            --       104,960,292
 2009  Lowest contract charges            12,060     15.567817           187,742
    Highest contract charges               2,341     14.686092            34,387
    Remaining contract charges         8,560,172            --       113,756,443
 2008  Lowest contract charges            11,719     11.033186           129,295
    Highest contract charges                 686      7.177236             4,922
    Remaining contract charges         9,066,411            --        86,790,493
 2007  Lowest contract charges            11,047     18.060908           199,520
    Highest contract charges                 710     11.950746             8,483
    Remaining contract charges        10,050,752            --       158,793,254
 2006  Lowest contract charges             5,571     15.860019            88,303
    Highest contract charges             158,950     10.690350         1,699,231
    Remaining contract charges         8,845,154            --       125,201,855

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges          0.85%            1.89%           11.38%
    Highest contract charges            2.75%            1.72%            9.28%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.09%           26.89%
    Highest contract charges            0.52%            1.39%           24.50%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            2.56%          (37.04)%
    Highest contract charges            2.55%            1.88%          (38.11)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            2.85%            1.16%
    Highest contract charges            2.54%            2.48%           (0.54)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            0.94%           16.42%
    Highest contract charges            2.55%            1.10%           14.46%
    Remaining contract charges            --               --               --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges          0.85%            3.07%            5.54%
    Highest contract charges            2.75%           16.30%            3.56%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            3.37%           11.65%
    Highest contract charges            2.74%            6.56%            9.55%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            7.74%          (10.12)%
    Highest contract charges            2.55%            5.01%          (11.63)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            8.33%            2.45%
    Highest contract charges            2.55%            7.60%            0.73%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            4.20%            6.08%
    Highest contract charges            2.55%            3.91%            4.29%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges          0.85%            1.50%           10.80%
    Highest contract charges            2.75%            2.38%            8.72%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.48%           41.10%
    Highest contract charges            0.54%            1.79%           35.98%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.90%          (38.91)%
    Highest contract charges            2.56%            1.80%          (39.94)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            3.35%           13.88%
    Highest contract charges            2.51%            2.74%           11.96%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            0.96%           19.41%
    Highest contract charges            2.50%            0.87%           17.46%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges            66,813    $15.194005        $1,015,151
    Highest contract charges              27,819     16.167182           449,749
    Remaining contract charges        72,685,055            --       852,984,195
 2009  Lowest contract charges            71,521     12.911636           923,452
    Highest contract charges               8,772     14.001885           122,830
    Remaining contract charges        83,994,468            --       845,578,633
 2008  Lowest contract charges            74,093      9.340560           692,068
    Highest contract charges              42,650      5.694785           242,881
    Remaining contract charges        91,301,399            --       672,902,434
 2007  Lowest contract charges            55,979     16.813360           941,192
    Highest contract charges              39,001     10.427125           406,671
    Remaining contract charges        96,708,863            --     1,293,149,817
 2006  Lowest contract charges            28,337     15.093084           427,690
    Highest contract charges              23,101      9.520749           219,938
    Remaining contract charges        90,320,629            --     1,090,579,756
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges            79,622     14.614120         1,163,598
    Highest contract charges              10,704     14.211420           152,122
    Remaining contract charges        59,584,966            --       744,552,671
 2009  Lowest contract charges            83,618     13.227376         1,106,040
    Highest contract charges               4,579     13.109413            60,024
    Remaining contract charges        68,863,526            --       784,597,365
 2008  Lowest contract charges            84,806     10.164721           862,030
    Highest contract charges              19,805      8.412561           166,609
    Remaining contract charges        76,719,563            --       677,595,796
 2007  Lowest contract charges            65,162     16.494469         1,074,817
    Highest contract charges              20,295     13.885894           281,809
    Remaining contract charges        81,545,744            --     1,175,654,541
 2006  Lowest contract charges            30,992     15.836641           491,741
    Highest contract charges              11,471     13.560686           155,556
    Remaining contract charges        77,645,787            --     1,077,756,144
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges            36,992     16.199678           599,264
    Highest contract charges               5,007     15.621900            78,219
    Remaining contract charges        16,649,205            --       234,870,937
 2009  Lowest contract charges            40,521     15.235831           617,371
    Highest contract charges               4,061     14.982126            60,836
    Remaining contract charges        18,709,675            --       250,191,931
 2008  Lowest contract charges            35,928     10.739914           385,864
    Highest contract charges               1,663      7.140203            11,876
    Remaining contract charges        21,021,137            --       200,169,353
 2007  Lowest contract charges            15,095     18.715376           282,505
    Highest contract charges                 816     12.656410            10,325
    Remaining contract charges        22,750,760            --       382,048,104
 2006  Lowest contract charges             6,037     15.726302            94,926
    Highest contract charges             365,767     10.833523         3,962,545
    Remaining contract charges        21,168,172            --       303,228,279

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges          0.85%            0.72%           17.68%
    Highest contract charges            2.75%            1.39%           15.46%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.67%           38.23%
    Highest contract charges            2.69%            1.42%           32.14%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            0.91%          (44.45)%
    Highest contract charges            2.55%            0.79%          (45.39)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            0.91%           11.40%
    Highest contract charges            2.54%            0.99%            9.52%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.31%            9.29%
    Highest contract charges            2.55%            0.89%            7.44%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges          0.85%            1.48%           10.48%
    Highest contract charges            2.75%            2.40%            8.41%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.63%           30.13%
    Highest contract charges            2.69%            2.97%           24.96%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.98%          (38.38)%
    Highest contract charges            2.55%            1.64%          (39.42)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            1.84%            4.15%
    Highest contract charges            2.54%            2.14%            2.40%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            2.37%           14.23%
    Highest contract charges            2.55%            1.69%           12.30%
    Remaining contract charges            --               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges          0.85%            2.02%            6.33%
    Highest contract charges            1.77%            3.00%            4.33%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.63%           41.86%
    Highest contract charges            2.61%            4.85%           37.32%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            2.89%          (42.61)%
    Highest contract charges            2.54%            2.20%          (43.58)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            2.26%           19.01%
    Highest contract charges            2.53%            2.72%           17.00%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            3.11%           17.97%
    Highest contract charges            2.50%            1.95%           16.04%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges             7,205    $30.566229          $220,230
    Highest contract charges                 762     17.504054            13,345
    Remaining contract charges         4,400,202            --       116,590,717
 2009  Lowest contract charges             6,782     26.152525           177,371
    Highest contract charges                 851     15.263363            12,984
    Remaining contract charges         4,509,661            --       103,396,499
 2008  Lowest contract charges             7,463     17.624614           131,533
    Highest contract charges               1,124     14.217246            15,979
    Remaining contract charges         4,583,912            --        71,603,628
 2007  Lowest contract charges             6,716     30.846472           207,169
    Highest contract charges               3,780     25.310667            95,668
    Remaining contract charges         5,104,613            --       140,695,691
 2006  Lowest contract charges             2,255     23.530316            53,065
    Highest contract charges              86,947     19.667749         1,710,049
    Remaining contract charges         3,978,305            --        84,459,785
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges            11,440     21.697525           248,215
    Highest contract charges               1,867     19.782555            36,925
    Remaining contract charges         5,204,699            --        97,577,284
 2009  Lowest contract charges            12,951     17.875929           231,515
    Highest contract charges                 149     16.610462             2,482
    Remaining contract charges         5,855,365            --        91,318,720
 2008  Lowest contract charges            13,324     11.177252           148,927
    Highest contract charges               1,416      7.836227            11,093
    Remaining contract charges         5,965,073            --        58,862,501
 2007  Lowest contract charges            11,982     24.253651           290,619
    Highest contract charges               1,409     17.296552            24,377
    Remaining contract charges         7,070,153            --       152,138,943
 2006  Lowest contract charges             3,305     20.144150            66,605
    Highest contract charges             141,109     14.633974         2,064,983
    Remaining contract charges         6,543,184            --       119,065,915
BB&T CAPITAL MANAGER EQUITY VIF
 2010  Lowest contract charges               107      9.300283               996
    Highest contract charges                 347      9.221631             3,197
    Remaining contract charges                --            --                --
 2009  Lowest contract charges                89      8.223417               732
    Highest contract charges                 354      8.178368             2,892
    Remaining contract charges                --            --                --
 2008  Lowest contract charges                33      6.658485               216
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges               145      8.771606             1,274
    Highest contract charges                 148      8.697414             1,290
    Remaining contract charges                --            --                --

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges          0.85%            1.60%           16.88%
    Highest contract charges            2.75%            1.30%           14.68%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.48%           48.39%
    Highest contract charges            0.54%            0.65%           45.60%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.22%          (42.86)%
    Highest contract charges            2.55%            0.88%          (43.83)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            4.21%           31.09%
    Highest contract charges            2.48%            6.33%           28.89%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.20%           31.47%
    Highest contract charges            2.50%            1.56%           29.32%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges          0.85%            1.75%           21.38%
    Highest contract charges            2.75%            1.34%           19.10%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.29%           59.93%
    Highest contract charges            0.08%              --            54.22%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%              --           (53.92)%
    Highest contract charges            2.56%              --           (54.70)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            3.62%           20.40%
    Highest contract charges            2.49%            4.10%           18.37%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            0.52%           23.00%
    Highest contract charges            2.50%            0.48%           20.99%
    Remaining contract charges            --               --               --
BB&T CAPITAL MANAGER EQUITY VIF
 2010  Lowest contract charges          1.65%            1.58%           13.10%
    Highest contract charges            1.95%            1.57%           12.76%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.60%            2.56%           23.20%
    Highest contract charges            1.93%            1.34%           22.83%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.63%           44.26%          (35.99)%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges          0.56%            0.70%           10.54%
    Highest contract charges            0.70%            0.70%           10.21%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
BB&T SPECIAL OPPORTUNITIES EQUITY
 VIF
 2010  Lowest contract charges            68,657    $10.933880          $750,687
    Highest contract charges               2,938     10.568818            31,051
    Remaining contract charges           136,540            --         1,517,900
 2009  Lowest contract charges            65,699      9.524881           625,778
    Highest contract charges               3,029      9.317989            28,227
    Remaining contract charges           141,393            --         1,373,534
 2008  Lowest contract charges            48,591      6.719519           326,506
    Highest contract charges               1,605      6.652817            10,676
    Remaining contract charges           122,671            --           820,978
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges            35,117     11.457098           402,338
    Highest contract charges               2,646     11.074495            29,303
    Remaining contract charges            48,898            --           556,481
 2009  Lowest contract charges            32,375     10.767656           348,598
    Highest contract charges               2,514     10.533695            26,480
    Remaining contract charges            81,564            --           878,433
 2008  Lowest contract charges            21,257     10.041380           213,447
    Highest contract charges               1,066      9.941791            10,593
    Remaining contract charges            34,510            --           345,169
COLUMBIA SMALL COMPANY GROWTH VS
 FUND
 2010  Lowest contract charges         1,340,276      1.229017         1,647,222
    Highest contract charges               1,593     16.073702            25,600
    Remaining contract charges         5,662,283            --         6,982,180
 2009  Lowest contract charges         1,613,229      0.973756         1,570,891
    Highest contract charges                  98     12.883733             1,263
    Remaining contract charges         7,533,261            --         7,152,151
 2008  Lowest contract charges         2,073,138      0.788228         1,634,105
    Highest contract charges               9,133      0.744658             6,801
    Remaining contract charges         9,148,845            --         6,980,597
 2007  Lowest contract charges         2,501,808      1.354933         3,389,782
    Highest contract charges               1,206      1.291004             1,557
    Remaining contract charges        12,412,440            --        16,360,791
 2006  Lowest contract charges         3,103,781      1.214678         3,770,094
    Highest contract charges             443,797      1.169031           518,812
    Remaining contract charges        14,695,394            --        17,454,730

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
BB&T SPECIAL OPPORTUNITIES EQUITY
 VIF
 2010  Lowest contract charges          1.25%            0.06%           14.79%
    Highest contract charges            2.45%            0.06%           13.42%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            41.75%
    Highest contract charges            2.44%              --            40.06%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%            0.26%          (36.71)%
    Highest contract charges            1.89%            1.68%          (37.22)%
    Remaining contract charges            --               --               --
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges          1.25%            3.86%            6.40%
    Highest contract charges            2.45%            3.86%            5.13%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%            3.98%            7.23%
    Highest contract charges            2.44%            3.97%            5.95%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%            3.37%            0.39%
    Highest contract charges            1.90%            3.14%           (0.41)%
    Remaining contract charges            --               --               --
COLUMBIA SMALL COMPANY GROWTH VS
 FUND
 2010  Lowest contract charges          1.70%              --            26.21%
    Highest contract charges            1.94%              --            24.90%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%              --            23.54%
    Highest contract charges            0.37%              --            22.37%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%              --           (41.83)%
    Highest contract charges            2.53%              --           (42.32)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%              --            11.55%
    Highest contract charges            2.23%              --            10.60%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.16%              --            (5.42)%
    Highest contract charges            1.70%              --            (5.93)%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
COLUMBIA LARGE CAP VALUE VS FUND
 2010  Lowest contract charges         1,908,001     $1.120370        $2,137,667
    Highest contract charges               2,198     13.759991            30,239
    Remaining contract charges        10,199,411            --        11,407,838
 2009  Lowest contract charges         2,212,495      0.991001         2,192,585
    Highest contract charges                 102     12.313203             1,260
    Remaining contract charges        12,953,574            --        12,486,706
 2008  Lowest contract charges         3,061,773      0.812983         2,489,170
    Highest contract charges              60,617      0.768066            46,558
    Remaining contract charges        15,779,643            --        12,415,352
 2007  Lowest contract charges         3,866,530      1.314135         5,081,142
    Highest contract charges              21,708      1.252159            27,182
    Remaining contract charges        21,869,297            --        27,948,265
 2006  Lowest contract charges            28,571      1.306154            37,318
    Highest contract charges           1,052,999      1.252160         1,318,524
    Remaining contract charges        29,680,267            --        37,891,420
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges             4,729     13.586960            64,256
    Highest contract charges              65,356      0.816602            53,370
    Remaining contract charges           493,763            --           459,362
 2009  Lowest contract charges             4,540     11.484638            52,143
    Highest contract charges              13,749      0.696835             9,581
    Remaining contract charges           582,317            --           462,677
 2008  Lowest contract charges               697      8.077427             5,631
    Highest contract charges              20,071      0.494777             9,931
    Remaining contract charges           258,142            --           145,835
 2007  Lowest contract charges           127,971      0.939459           120,223
    Highest contract charges               2,746      0.926225             2,543
    Remaining contract charges           177,566            --           131,910
 2006  Lowest contract charges            26,854      0.850503            22,840
    Highest contract charges               2,857      0.842721             2,407
    Remaining contract charges           158,956            --           107,682
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges             2,229     14.278840            31,831
    Highest contract charges               6,186     15.477083            95,743
    Remaining contract charges         4,513,282            --        10,114,651
 2009  Lowest contract charges           209,444      9.966247         2,087,368
    Highest contract charges               1,839     13.652933            25,102
    Remaining contract charges         4,085,059            --         5,872,764
 2008  Lowest contract charges            88,112      7.417026           653,529
    Highest contract charges               1,466      7.343408            10,767
    Remaining contract charges         2,492,521            --         2,568,209
 2007  Lowest contract charges            21,930      1.457076            31,953
    Highest contract charges             101,482      1.331900           135,164
    Remaining contract charges           573,973            --           819,697
 2006  Lowest contract charges            32,304      1.363805            44,057
    Highest contract charges              39,424      1.257282            49,567
    Remaining contract charges           481,250            --           646,078

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
COLUMBIA LARGE CAP VALUE VS FUND
 2010  Lowest contract charges          1.70%            1.50%           13.05%
    Highest contract charges            1.94%            1.58%           11.87%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            3.07%           21.90%
    Highest contract charges            0.37%              --            20.74%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%            2.38%          (38.14)%
    Highest contract charges            2.54%            2.94%          (38.66)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            1.44%            1.00%
    Highest contract charges            2.23%              --             0.15%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.73%            5.29%           16.60%
    Highest contract charges            1.70%            1.37%            6.86%
    Remaining contract charges            --               --               --
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges          1.25%            0.83%           18.31%
    Highest contract charges            2.20%            0.47%           17.19%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%            0.42%           42.18%
    Highest contract charges            2.21%            1.22%           40.84%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%              --           (26.39)%
    Highest contract charges            2.15%              --           (28.78)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.57%           10.46%
    Highest contract charges            1.83%            0.56%            9.91%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%              --             4.59%
    Highest contract charges            1.85%              --             4.07%
    Remaining contract charges            --               --               --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges          0.13%              --            15.88%
    Highest contract charges            2.70%            0.66%           13.36%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.65%           34.37%
    Highest contract charges            2.68%            1.89%           32.44%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%            4.85%          (31.02)%
    Highest contract charges            1.91%           16.03%          (31.57)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.35%            0.81%            6.84%
    Highest contract charges            2.18%            1.28%            5.94%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.34%            2.34%           11.16%
    Highest contract charges            2.20%            2.60%           10.22%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges            21,651     $9.061120          $196,185
    Highest contract charges                 812      8.757723             7,107
    Remaining contract charges            52,669            --           485,395
 2009  Lowest contract charges            30,793      7.407453           228,100
    Highest contract charges                 812      7.245745             5,880
    Remaining contract charges            59,515            --           440,254
 2008  Lowest contract charges            10,064      5.861477            58,991
    Highest contract charges                 812      5.802725             4,709
    Remaining contract charges            30,265            --           176,421
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2010  Lowest contract charges             3,917     14.471601            56,685
    Highest contract charges              12,858     15.324656           197,040
    Remaining contract charges         2,030,770            --        20,889,102
 2009  Lowest contract charges            19,354      8.568084           165,823
    Highest contract charges               4,366     13.464575            58,784
    Remaining contract charges         1,822,756            --        15,632,091
 2008  Lowest contract charges            17,756      6.378773           113,259
    Highest contract charges                 727      6.291088             4,570
    Remaining contract charges         1,229,754            --         7,794,035
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges             1,506     15.592494            23,484
    Highest contract charges              12,250     17.864704           218,835
    Remaining contract charges         1,566,466            --        17,768,056
 2009  Lowest contract charges               196     12.188298             2,394
    Highest contract charges               5,966     14.274621            85,160
    Remaining contract charges         1,452,617            --        12,979,598
 2008  Lowest contract charges             2,243      6.461003            14,489
    Highest contract charges               3,769      6.374875            24,030
    Remaining contract charges           874,744            --         5,615,009
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges            19,685     10.359870           203,934
    Highest contract charges               1,340     20.200241            27,069
    Remaining contract charges            93,552            --           989,705
 2009  Lowest contract charges            15,255      8.303199           126,663
    Highest contract charges               1,322     16.426200            21,709
    Remaining contract charges            58,281            --           496,963
 2008  Lowest contract charges             8,866      5.349991            47,430
    Highest contract charges                 595      5.294088             3,151
    Remaining contract charges            45,602            --           242,692

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges          1.25%            0.03%           22.32%
    Highest contract charges            2.45%            0.03%           20.87%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.24%           26.38%
    Highest contract charges            2.45%            0.21%           24.87%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%            1.17%          (43.29)%
    Highest contract charges            2.03%            3.66%          (43.74)%
    Remaining contract charges            --               --               --
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2010  Lowest contract charges          0.09%            2.89%           16.34%
    Highest contract charges            2.70%            1.47%           13.82%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.21%           34.32%
    Highest contract charges            2.68%            4.26%           31.86%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.71%            3.06%          (39.95)%
    Highest contract charges            1.99%            5.76%          (40.61)%
    Remaining contract charges            --               --               --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges          0.50%            0.37%           27.93%
    Highest contract charges            2.70%            0.17%           25.15%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.01%              --            21.88%
    Highest contract charges            2.66%            0.91%           36.03%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            0.73%          (37.06)%
    Highest contract charges            2.02%            0.44%          (37.73)%
    Remaining contract charges            --               --               --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges          1.25%            0.36%           24.77%
    Highest contract charges            2.70%            0.31%           22.98%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.37%           55.20%
    Highest contract charges            2.68%            0.81%           52.97%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%            2.75%          (48.87)%
    Highest contract charges            1.99%            4.86%          (49.30)%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges             3,652    $10.007132           $36,546
    Highest contract charges               6,583      9.754780            64,212
    Remaining contract charges             9,671            --            95,615
 2009  Lowest contract charges             4,967      8.588257            42,657
    Highest contract charges               8,411      8.447292            71,054
    Remaining contract charges            12,006            --           102,188
 2008  Lowest contract charges             2,356      6.404294            15,085
    Highest contract charges               7,888      6.356132            50,138
    Remaining contract charges             5,191            --            33,097
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges             1,081     12.229504            13,216
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges               583     14.144624             8,244
    Highest contract charges               8,211     13.932857           114,406
    Remaining contract charges        21,753,622            --       314,292,805
 2009  Lowest contract charges            31,926     12.799060           408,623
    Highest contract charges                 159     11.870451             1,889
    Remaining contract charges        22,897,669            --       278,968,777
 2008  Lowest contract charges            29,552     11.000356           325,085
    Highest contract charges               4,862     10.091165            49,062
    Remaining contract charges        25,304,822            --       267,330,923
 2007  Lowest contract charges            22,530     15.218488           342,877
    Highest contract charges               4,353     14.200576            61,821
    Remaining contract charges        27,328,052            --       402,546,450
 2006  Lowest contract charges             8,997     15.772306           141,877
    Highest contract charges               2,203     14.969769            32,978
    Remaining contract charges        21,506,548            --       330,674,817
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges             6,301     13.405873            84,465
    Highest contract charges              32,876     15.458927           508,231
    Remaining contract charges        64,273,119            --     1,011,569,306
 2009  Lowest contract charges               599     11.971516             7,173
    Highest contract charges               5,466     14.102498            77,080
    Remaining contract charges        72,307,565            --     1,030,740,490
 2008  Lowest contract charges            94,680     11.435856         1,082,746
    Highest contract charges               9,275     10.385353            96,327
    Remaining contract charges        77,300,374            --       835,330,152
 2007  Lowest contract charges            73,282     16.395959         1,201,526
    Highest contract charges              11,939     15.145488           180,828
    Remaining contract charges        83,514,119            --     1,319,488,408
 2006  Lowest contract charges            33,408     15.937182           532,424
    Highest contract charges              11,079     14.974072           165,894
    Remaining contract charges        68,055,726            --     1,052,893,588

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges          1.25%            0.32%           16.52%
    Highest contract charges            2.15%            0.26%           15.48%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.02%           34.10%
    Highest contract charges            2.15%            0.02%           32.90%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%            1.21%          (37.82)%
    Highest contract charges            1.80%            0.83%          (38.19)%
    Remaining contract charges            --               --               --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges          0.20%            4.48%            8.69%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges          0.13%              --            20.02%
    Highest contract charges            2.75%            1.07%           17.37%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.43%           16.35%
    Highest contract charges            2.74%            1.21%           14.16%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.75%          (27.72)%
    Highest contract charges            2.55%            1.73%          (28.94)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            2.11%           (3.51)%
    Highest contract charges            2.54%            1.85%           (5.14)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.18%           16.13%
    Highest contract charges            2.55%            1.00%           14.17%
    Remaining contract charges            --               --               --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges          0.50%            3.24%           11.98%
    Highest contract charges            2.75%            3.07%            9.62%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.08%              --            19.72%
    Highest contract charges            2.74%            8.52%           31.92%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            5.42%          (30.25)%
    Highest contract charges            2.56%            5.41%          (31.43)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            3.23%            2.88%
    Highest contract charges            2.54%            3.12%            1.15%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            3.65%           17.24%
    Highest contract charges            2.55%            4.00%           15.26%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges             2,161    $11.851458           $25,612
    Highest contract charges               1,509     13.904421            20,979
    Remaining contract charges         4,976,330            --        54,984,671
 2009  Lowest contract charges             2,132     10.711239            22,839
    Highest contract charges               8,114     12.814563           103,980
    Remaining contract charges         5,632,377            --        56,758,650
 2008  Lowest contract charges             2,097      8.326926            17,459
    Highest contract charges                 190      7.561687             1,439
    Remaining contract charges         6,149,864            --        48,675,154
 2007  Lowest contract charges             2,065     12.827021            26,483
    Highest contract charges                  68     11.848456               808
    Remaining contract charges         7,056,138            --        86,825,462
 2006  Lowest contract charges                37     12.177757               461
    Highest contract charges                  68     11.441566               781
    Remaining contract charges         6,502,337            --        76,642,060
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2010  Lowest contract charges            43,485     17.659480           767,922
    Highest contract charges                 547     14.669965             8,024
    Remaining contract charges            42,418            --           717,441
 2009  Lowest contract charges            45,565     14.803805           674,537
    Highest contract charges                 616     12.421151             7,654
    Remaining contract charges            46,592            --           661,194
 2008  Lowest contract charges            56,403     12.606898           711,068
    Highest contract charges                 466     10.630848             4,958
    Remaining contract charges            80,277            --           967,464
 2007  Lowest contract charges            98,366     22.193451         2,183,091
    Highest contract charges                 692     20.767079            14,362
    Remaining contract charges           113,651            --         2,420,140
 2006  Lowest contract charges           114,766     28.439936         3,263,902
    Highest contract charges                 692     26.866489            18,585
    Remaining contract charges           153,759            --         4,202,538
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges            12,466     14.799448           184,497
    Highest contract charges               7,345     17.431199           128,027
    Remaining contract charges         9,383,210            --       103,400,780
 2009  Lowest contract charges            13,136     11.695088           153,624
    Highest contract charges               4,155     14.038705            58,336
    Remaining contract charges        10,526,274            --        93,629,972
 2008  Lowest contract charges            15,564      8.215174           127,858
    Highest contract charges              11,030      4.482015            49,438
    Remaining contract charges        10,801,032            --        68,920,786
 2007  Lowest contract charges            13,533     14.408266           194,991
    Highest contract charges               5,738      7.996026            45,877
    Remaining contract charges        11,430,681            --       128,576,387
 2006  Lowest contract charges             6,948     13.062801            90,794
    Highest contract charges               4,625      7.373627            34,103
    Remaining contract charges        11,016,113            --       113,349,235

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges          0.85%            0.83%           10.65%
    Highest contract charges            1.77%            0.66%            8.56%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.38%           28.63%
    Highest contract charges            2.62%              --            26.28%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.27%          (35.08)%
    Highest contract charges            2.07%            0.39%          (36.18)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.82%            0.10%            5.33%
    Highest contract charges            2.57%            0.73%            3.56%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.95%              --             9.96%
    Highest contract charges            2.51%            0.93%            8.11%
    Remaining contract charges            --               --               --
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2010  Lowest contract charges          1.40%            2.86%           19.29%
    Highest contract charges            2.40%            2.94%           18.11%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%           13.27%           17.43%
    Highest contract charges            0.47%              --            16.26%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            1.04%          (43.20)%
    Highest contract charges            2.50%            1.19%          (43.82)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            2.30%          (21.96)%
    Highest contract charges            2.35%            2.26%          (22.70)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            2.05%           18.91%
    Highest contract charges            2.35%            1.98%           17.79%
    Remaining contract charges            --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges          0.85%              --            26.54%
    Highest contract charges            2.75%              --            24.17%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%              --            42.36%
    Highest contract charges            2.69%              --            39.68%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%              --           (42.98)%
    Highest contract charges            2.55%              --           (43.95)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%              --            10.30%
    Highest contract charges            2.54%              --             8.44%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%              --             7.77%
    Highest contract charges            2.55%              --             5.96%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges             1,693    $15.754561           $26,673
    Highest contract charges               1,317     16.659671            21,949
    Remaining contract charges         1,850,597            --        18,637,070
 2009  Lowest contract charges             2,697      7.881408            21,253
    Highest contract charges                 903     13.337937            12,046
    Remaining contract charges         1,397,622            --        11,217,363
 2008  Lowest contract charges             1,904      6.154292            11,717
    Highest contract charges                 544      6.021529             3,275
    Remaining contract charges         1,002,250            --         6,287,545
 2007  Lowest contract charges             3,088      9.253378            28,574
    Highest contract charges                 544      9.230086             5,023
    Remaining contract charges            12,549            --           115,993
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges             2,881     12.273319            35,362
    Highest contract charges               1,341     13.909880            18,648
    Remaining contract charges        16,618,052            --       290,681,581
 2009  Lowest contract charges                86     11.124740               952
    Highest contract charges               2,349     12.869844            30,230
    Remaining contract charges        17,508,662            --       282,158,253
 2008  Lowest contract charges             4,231      8.778651            37,143
    Highest contract charges               2,123     12.729023            27,027
    Remaining contract charges        15,646,835            --       208,090,949
 2007  Lowest contract charges            21,176     16.963013           359,205
    Highest contract charges               2,685     14.676700            39,410
    Remaining contract charges        14,419,237            --       225,325,293
 2006  Lowest contract charges             6,276     16.108811           101,072
    Highest contract charges               2,043     14.176524            28,968
    Remaining contract charges        12,268,338            --       183,518,260
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges             8,409     13.257135           111,484
    Highest contract charges              12,208     13.696286           167,205
    Remaining contract charges        34,676,693            --       492,562,644
 2009  Lowest contract charges            69,846     15.724534         1,098,288
    Highest contract charges               4,958     12.660577            62,764
    Remaining contract charges        39,261,736            --       513,332,501
 2008  Lowest contract charges            70,645     12.581516           888,824
    Highest contract charges              18,232     10.174951           185,510
    Remaining contract charges        42,382,285            --       453,323,902
 2007  Lowest contract charges            54,739     20.176053         1,104,424
    Highest contract charges              20,374     16.597302           338,150
    Remaining contract charges        47,022,292            --       822,849,078
 2006  Lowest contract charges            20,877     19.664073           410,501
    Highest contract charges               9,334     16.453485           153,584
    Remaining contract charges        42,025,519            --       718,384,455

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges          0.03%              --            27.50%
    Highest contract charges            1.87%            0.51%           24.75%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.52%           28.06%
    Highest contract charges            2.68%              --            25.60%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.84%            0.85%          (33.59)%
    Highest contract charges            2.55%            1.76%          (34.71)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.36%              --            (0.01)%
    Highest contract charges            0.61%              --            (0.13)%
    Remaining contract charges            --               --               --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges          0.50%            0.72%           10.33%
    Highest contract charges            0.40%              --             8.14%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.01%              --            11.25%
    Highest contract charges            2.75%            2.55%           22.70%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            2.87%          (13.92)%
    Highest contract charges            2.56%            9.29%          (13.27)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            4.36%            5.30%
    Highest contract charges            2.54%            4.70%            3.53%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            3.67%            7.59%
    Highest contract charges            2.54%            5.61%            5.77%
    Remaining contract charges            --               --               --
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges          0.17%            1.10%           10.50%
    Highest contract charges            2.75%            1.52%            8.18%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.97%           24.98%
    Highest contract charges            2.75%            0.24%           22.63%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            3.31%          (37.64)%
    Highest contract charges            2.56%            3.18%          (38.70)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            1.27%            2.60%
    Highest contract charges            2.54%            1.20%            0.87%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.17%           17.38%
    Highest contract charges            2.55%            1.45%           15.40%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges             4,866    $28.922631          $140,726
    Highest contract charges               6,888     19.953020           137,434
    Remaining contract charges         3,750,416            --        87,389,587
 2009  Lowest contract charges             4,608     24.755366           114,061
    Highest contract charges                 840     17.459152            14,666
    Remaining contract charges         3,567,297            --        73,585,671
 2008  Lowest contract charges             5,118     14.404613            73,725
    Highest contract charges                 113     12.027511             1,358
    Remaining contract charges         3,066,752            --        38,001,334
 2007  Lowest contract charges             4,939     30.661983           151,452
    Highest contract charges               2,510     26.042533            65,367
    Remaining contract charges         3,453,026            --        96,398,280
 2006  Lowest contract charges             1,278     23.955722            30,574
    Highest contract charges              61,613     20.726343         1,277,019
    Remaining contract charges         2,896,128            --        63,387,906
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges             3,147     13.485831            42,444
    Highest contract charges               6,612     15.045462            99,481
    Remaining contract charges        14,168,801            --       180,085,594
 2009  Lowest contract charges             8,830     13.459441           118,851
    Highest contract charges                 528     14.252060             7,523
    Remaining contract charges        15,849,199            --       189,577,601
 2008  Lowest contract charges            12,799      9.905208           126,779
    Highest contract charges                  49      8.211268               400
    Remaining contract charges        18,013,328            --       160,251,243
 2007  Lowest contract charges             9,268     16.755358           155,292
    Highest contract charges                  29     14.128636               407
    Remaining contract charges        19,305,769            --       293,624,963
 2006  Lowest contract charges             2,250     14.636053            32,941
    Highest contract charges             255,931     12.571975         3,217,555
    Remaining contract charges        18,959,703            --       253,659,532
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges             3,323     13.235127            43,978
    Highest contract charges               9,980     14.154560           141,260
    Remaining contract charges        26,336,247            --       318,160,109
 2009  Lowest contract charges            37,758     12.995028           490,663
    Highest contract charges               5,995     13.547219            81,219
    Remaining contract charges        30,239,081            --       346,692,532
 2008  Lowest contract charges            42,917      9.996674           429,028
    Highest contract charges              13,647      8.149626           111,219
    Remaining contract charges        33,901,733            --       303,088,563
 2007  Lowest contract charges            43,133     17.480379           753,978
    Highest contract charges              14,246     14.495551           206,501
    Remaining contract charges        38,831,824            --       615,404,141
 2006  Lowest contract charges            19,335     17.225283           333,017
    Highest contract charges              11,465     14.528955           166,569
    Remaining contract charges        34,740,528            --       545,011,757

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges          0.85%            1.79%           16.83%
    Highest contract charges            2.70%            1.40%           14.28%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            4.92%           71.86%
    Highest contract charges            2.68%              --            67.86%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            3.15%          (53.02)%
    Highest contract charges            2.58%            5.57%          (53.82)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            1.71%           27.99%
    Highest contract charges            2.42%              --            25.84%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            0.82%           27.35%
    Highest contract charges            2.50%            1.31%           25.26%
    Remaining contract charges            --               --               --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges          0.32%            0.59%            7.84%
    Highest contract charges            1.77%            0.95%            5.47%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            3.48%           35.88%
    Highest contract charges            2.67%              --            33.20%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            2.46%          (40.88)%
    Highest contract charges            2.55%            4.61%          (41.88)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            1.21%           14.48%
    Highest contract charges            2.62%              --            12.55%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.16%           20.42%
    Highest contract charges            2.50%            1.24%           18.45%
    Remaining contract charges            --               --               --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges          0.17%              --             6.78%
    Highest contract charges            2.75%            1.27%            4.48%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            3.19%           29.99%
    Highest contract charges            0.53%              --            27.55%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.75%          (42.81)%
    Highest contract charges            2.56%            1.69%          (43.78)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            1.26%            1.48%
    Highest contract charges            2.54%            1.20%           (0.23)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.20%           20.78%
    Highest contract charges            2.55%            1.47%           18.74%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges            11,214    $12.611581          $141,431
    Highest contract charges               7,303     13.259276            96,835
    Remaining contract charges         7,974,387            --       154,956,642
 2009  Lowest contract charges               127     11.329533             1,435
    Highest contract charges               1,325     12.172998            16,126
    Remaining contract charges         8,512,134            --       151,301,752
 2008  Lowest contract charges            48,850     15.987575           780,999
    Highest contract charges               6,212     14.666576            91,112
    Remaining contract charges         8,343,642            --       124,780,122
 2007  Lowest contract charges            40,428     22.537085           911,137
    Highest contract charges               9,278     21.030000           195,118
    Remaining contract charges         8,811,376            --       191,983,358
 2006  Lowest contract charges            16,775     20.321572           340,880
    Highest contract charges               1,762     19.287666            33,987
    Remaining contract charges         6,607,536            --       130,798,836
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges             2,389     12.123922            28,964
    Highest contract charges               1,391     14.674408            20,410
    Remaining contract charges         2,081,958            --        23,844,326
 2009  Lowest contract charges             2,477     10.523196            26,071
    Highest contract charges               1,283     12.981022            16,650
    Remaining contract charges         2,246,825            --        22,550,571
 2008  Lowest contract charges             2,066      7.981607            16,489
    Highest contract charges              30,626      7.491831           229,448
    Remaining contract charges         2,092,255            --        16,111,795
 2007  Lowest contract charges             4,238     12.444192            52,743
    Highest contract charges               1,641     11.858630            19,458
    Remaining contract charges         1,894,232            --        22,980,116
 2006  Lowest contract charges               678     10.978096             7,429
    Highest contract charges               1,270     10.640852            13,512
    Remaining contract charges         1,430,758            --        15,443,047
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges               249     10.802373             2,691
    Highest contract charges               5,526     14.118514            78,012
    Remaining contract charges           915,851            --         9,387,506
 2009  Lowest contract charges               249      9.534345             2,378
    Highest contract charges                 251      8.781519             2,207
    Remaining contract charges         1,031,440            --         9,415,956
 2008  Lowest contract charges               250      7.585679             1,895
    Highest contract charges                  49      7.106541               348
    Remaining contract charges           854,194            --         6,264,927
 2007  Lowest contract charges               250     11.800600             2,950
    Highest contract charges                  25     11.245329               283
    Remaining contract charges           781,053            --         8,982,369
 2006  Lowest contract charges            92,929     11.823520         1,098,765
    Highest contract charges              13,874     11.576666           160,617
    Remaining contract charges           487,317            --         5,710,113

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges          0.50%            0.17%           11.32%
    Highest contract charges            2.75%            1.28%            8.92%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.01%              --            13.30%
    Highest contract charges            0.08%              --            19.97%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            2.37%          (29.06)%
    Highest contract charges            2.56%            1.85%          (30.26)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            1.22%           10.90%
    Highest contract charges            2.52%            1.07%            9.03%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.11%           22.01%
    Highest contract charges            2.55%            1.20%           19.96%
    Remaining contract charges            --               --               --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges          0.85%              --            15.21%
    Highest contract charges            2.75%              --            13.05%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%              --            31.84%
    Highest contract charges            0.08%              --            29.36%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.86%            0.14%          (35.86)%
    Highest contract charges            2.51%            0.12%          (36.91)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            0.13%           13.36%
    Highest contract charges            2.54%            0.13%           11.44%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            0.01%            4.31%
    Highest contract charges            2.54%            0.01%            2.55%
    Remaining contract charges            --               --               --
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges          0.81%            1.79%           13.30%
    Highest contract charges            0.73%              --            11.23%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.84%            2.03%           25.69%
    Highest contract charges            2.54%            2.27%           23.57%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.86%              --           (35.72)%
    Highest contract charges            2.39%              --           (36.81)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.86%            3.39%           (1.11)%
    Highest contract charges            2.44%            4.03%           (2.77)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            2.73%           14.63%
    Highest contract charges            2.50%            1.59%           13.32%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges            10,336    $12.523396          $129,441
    Highest contract charges               8,001     13.673178           109,400
    Remaining contract charges         1,481,312            --        19,287,970
 2009  Lowest contract charges               496     11.012978             5,463
    Highest contract charges               1,630     12.291339            20,029
    Remaining contract charges         1,203,255            --        13,930,582
 2008  Lowest contract charges               843      9.955924             8,389
    Highest contract charges               4,893      9.822923            48,067
    Remaining contract charges           548,952            --         5,432,332
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges            96,916     10.291887           997,447
    Highest contract charges                 156     14.243950             2,222
    Remaining contract charges        13,719,802            --        16,961,000
 2009  Lowest contract charges            79,444      9.293434           738,312
    Highest contract charges                  97     13.103428             1,270
    Remaining contract charges        16,411,329            --        17,549,372
 2008  Lowest contract charges            27,135      7.222661           195,985
    Highest contract charges              22,539      0.719130            16,209
    Remaining contract charges        20,424,061            --        16,187,883
 2007  Lowest contract charges         2,926,523      1.346358         3,940,147
    Highest contract charges              24,470      1.081903            26,474
    Remaining contract charges        24,621,095            --        27,412,774
 2006  Lowest contract charges         5,165,865      1.283584         6,630,820
    Highest contract charges              24,470      1.043392            25,532
    Remaining contract charges        29,623,827            --        31,651,899
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges            51,369     11.466077           589,004
    Highest contract charges               6,976     11.937261            83,279
    Remaining contract charges        42,856,451            --       163,156,185
 2009  Lowest contract charges               650     10.718289             6,970
    Highest contract charges              16,759     11.478424           192,364
    Remaining contract charges        48,018,013            --       145,639,461
 2008  Lowest contract charges            31,034      9.060101           281,170
    Highest contract charges             119,833      1.105264           132,447
    Remaining contract charges        51,439,155            --        91,511,975
 2007  Lowest contract charges         1,104,972      1.509593         1,668,058
    Highest contract charges              88,976      1.230471           109,482
    Remaining contract charges        63,216,908            --        79,729,578
 2006  Lowest contract charges         1,192,897      1.466249         1,749,082
    Highest contract charges              56,895      1.208958            68,784
    Remaining contract charges        68,898,704            --        85,021,424

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges          0.50%            0.44%           13.72%
    Highest contract charges            2.70%            1.12%           11.24%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.08%              --            10.13%
    Highest contract charges            2.65%            7.94%           15.43%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            0.64%            0.44%
    Highest contract charges            2.01%              --            (0.70)%
    Remaining contract charges            --               --               --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges          1.25%            1.51%           10.74%
    Highest contract charges            1.98%            1.18%            8.82%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            3.18%           28.67%
    Highest contract charges            0.37%            1.64%           26.57%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%           14.16%          (30.69)%
    Highest contract charges            2.56%            2.67%          (33.53)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            1.38%            4.89%
    Highest contract charges            2.54%            1.93%            3.69%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            2.03%            8.89%
    Highest contract charges            2.55%            2.15%            7.65%
    Remaining contract charges            --               --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges          0.50%           14.41%            6.98%
    Highest contract charges            1.98%            3.32%            4.34%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.08%            3.56%            7.18%
    Highest contract charges            2.69%           10.99%           11.95%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.69%           23.23%           (8.99)%
    Highest contract charges            2.55%            6.83%          (10.18)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            4.77%            2.96%
    Highest contract charges            2.53%            7.54%            1.78%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            4.39%            3.09%
    Highest contract charges            2.55%            4.58%            1.91%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges            31,146    $14.584170          $454,242
    Highest contract charges               4,370     16.678412            72,878
    Remaining contract charges        34,491,497            --       161,713,013
 2009  Lowest contract charges               190     12.581225             2,392
    Highest contract charges              28,252     14.800317           418,145
    Remaining contract charges        38,078,902            --       137,181,047
 2008  Lowest contract charges            62,587      5.861911           366,878
    Highest contract charges              10,035      0.848255             8,513
    Remaining contract charges        38,397,694            --        69,079,915
 2007  Lowest contract charges         3,850,996      2.708673        10,431,089
    Highest contract charges              10,035      1.603556            16,092
    Remaining contract charges        39,121,345            --        64,937,065
 2006  Lowest contract charges         5,371,565      2.357117        12,661,408
    Highest contract charges           1,763,707      1.413662         2,493,286
    Remaining contract charges        44,933,400            --        65,368,231
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges            19,526     13.640428           266,347
    Highest contract charges               5,779     13.738768            79,395
    Remaining contract charges        27,139,101            --       109,327,285
 2009  Lowest contract charges            48,993      8.881279           435,122
    Highest contract charges              11,455     12.545314           143,709
    Remaining contract charges        30,039,049            --        92,129,636
 2008  Lowest contract charges            31,353      7.184273           225,245
    Highest contract charges              19,922      0.889157            17,714
    Remaining contract charges        32,263,259            --        53,576,949
 2007  Lowest contract charges         1,148,371      1.680583         1,929,933
    Highest contract charges              21,628      1.353370            29,271
    Remaining contract charges        38,561,153            --        53,592,557
 2006  Lowest contract charges         1,882,130      1.578268         2,970,507
    Highest contract charges              21,628      1.285670            27,807
    Remaining contract charges        45,112,330            --        59,288,193
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges            24,667      9.808925           241,957
    Highest contract charges                  33     16.364089               541
    Remaining contract charges            23,138            --           229,625
 2009  Lowest contract charges            33,006      8.595482           283,701
    Highest contract charges                 235      8.423321             1,977
    Remaining contract charges            12,165            --           108,345
 2008  Lowest contract charges            32,417      6.147729           199,293
    Highest contract charges               2,150      6.098927            13,112
    Remaining contract charges             7,081            --            43,343

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges          0.50%            2.22%           15.92%
    Highest contract charges            1.98%            0.71%           13.06%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.01%            0.67%           25.81%
    Highest contract charges            2.68%            2.36%           41.79%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            8.23%          (44.67)%
    Highest contract charges            2.56%            1.56%          (47.10)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.06%           14.92%
    Highest contract charges            2.23%              --            13.60%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            1.10%           14.71%
    Highest contract charges            2.50%            1.11%           13.45%
    Remaining contract charges            --               --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges          0.40%            3.81%           12.64%
    Highest contract charges            1.98%            5.47%            9.87%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.60%           23.62%
    Highest contract charges            2.69%            6.09%           21.36%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.69%           11.47%          (31.56)%
    Highest contract charges            2.56%            1.90%          (34.30)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            1.07%            6.48%
    Highest contract charges            2.54%            1.42%            5.27%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            1.44%           18.39%
    Highest contract charges            2.55%            1.50%           17.04%
    Remaining contract charges            --               --               --
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges          1.40%            0.86%           14.12%
    Highest contract charges            1.91%            1.25%           12.92%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%            0.82%           39.82%
    Highest contract charges            0.29%            0.68%           38.29%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.17%            1.56%          (41.32)%
    Highest contract charges            1.91%            2.15%          (41.69)%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges           134,417     $2.042198          $274,507
    Highest contract charges                 104      1.970286               205
    Remaining contract charges            18,055            --            36,286
 2009  Lowest contract charges           174,184      1.938428           337,642
    Highest contract charges                 105      1.876719               197
    Remaining contract charges            18,067            --            34,518
 2008  Lowest contract charges           183,370      1.605923           294,478
    Highest contract charges                 365      1.560245               570
    Remaining contract charges            18,084            --            28,665
 2007  Lowest contract charges           286,382      2.193343           628,133
    Highest contract charges                 355      2.138451               759
    Remaining contract charges            41,961            --            90,978
 2006  Lowest contract charges           417,758      2.101222           877,801
    Highest contract charges                 342      2.055824               703
    Remaining contract charges            45,946            --            95,577
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges             5,416      8.145943            44,121
    Highest contract charges                  71     15.563803             1,107
    Remaining contract charges           407,498            --           802,702
 2009  Lowest contract charges             5,322      7.219531            38,422
    Highest contract charges               1,027      7.100965             7,290
    Remaining contract charges           550,399            --         1,014,362
 2008  Lowest contract charges           552,065      1.183214           653,212
    Highest contract charges               2,660      5.357859            14,253
    Remaining contract charges            57,914            --           115,738
 2007  Lowest contract charges           715,426      2.530315         1,810,252
    Highest contract charges               9,380      2.445701            22,941
    Remaining contract charges            82,029            --           203,908
 2006  Lowest contract charges         1,052,674      2.057130         2,165,485
    Highest contract charges              32,456      1.998303            64,857
    Remaining contract charges           108,106            --           219,150
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges             6,307      9.665415            60,960
    Highest contract charges               1,689     14.148995            23,896
    Remaining contract charges         1,480,544            --        11,874,375
 2009  Lowest contract charges             4,530      8.547364            38,721
    Highest contract charges               1,498     12.745706            19,087
    Remaining contract charges         1,324,798            --         8,788,801
 2008  Lowest contract charges             1,086      6.860722             7,453
    Highest contract charges               4,711      6.769289            31,893
    Remaining contract charges           936,764            --         3,851,087
 2007  Lowest contract charges           482,787      1.479497           714,282
    Highest contract charges                 294      1.430014               421
    Remaining contract charges            86,375            --           125,249
 2006  Lowest contract charges           551,685      1.388298           765,903
    Highest contract charges                 388      1.348591               524
    Remaining contract charges           114,910            --           156,929

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges          1.40%            0.02%            5.35%
    Highest contract charges            1.77%            0.03%            4.99%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%            0.33%           20.71%
    Highest contract charges            1.75%            0.22%           20.28%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            0.14%          (26.78)%
    Highest contract charges            1.63%            0.17%          (27.04)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%              --             4.38%
    Highest contract charges            1.61%              --             4.02%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%              --             9.37%
    Highest contract charges            1.70%              --             8.99%
    Remaining contract charges            --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges          1.25%            0.28%           12.83%
    Highest contract charges            2.37%            0.27%           11.54%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.95%           33.96%
    Highest contract charges            2.13%            1.28%           32.76%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            0.38%          (53.24)%
    Highest contract charges            1.63%            2.65%          (48.99)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.05%           23.00%
    Highest contract charges            1.90%            0.09%           22.39%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.45%           12.28%
    Highest contract charges            1.90%            0.42%           11.72%
    Remaining contract charges            --               --               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges          0.85%            1.65%           13.08%
    Highest contract charges            2.70%            1.34%           11.01%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.84%            2.69%           24.58%
    Highest contract charges            2.67%            5.36%           22.30%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            2.94%          (33.15)%
    Highest contract charges            2.03%            2.86%          (33.86)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.74%            6.57%
    Highest contract charges            1.80%            0.66%            6.04%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.73%           10.61%
    Highest contract charges            1.90%            0.03%           10.06%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges               330    $14.375631            $4,747
    Highest contract charges                 923      9.948246             9,178
    Remaining contract charges           127,632            --         1,055,576
 2009  Lowest contract charges             9,597      8.795528            84,408
    Highest contract charges                 923      8.540511             7,879
    Remaining contract charges            55,411            --           355,273
 2008  Lowest contract charges             2,762      6.607896            18,248
    Highest contract charges                 305      6.519796             1,985
    Remaining contract charges            73,277            --           301,896
 2007  Lowest contract charges            53,796      1.506262            81,031
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2006  Lowest contract charges            64,590      1.311312            84,697
    Highest contract charges               4,335      1.281511             5,556
    Remaining contract charges                --            --                --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges             9,706     14.537981           141,104
    Highest contract charges               9,601     15.216479           146,093
    Remaining contract charges         3,485,687            --        30,947,445
 2009  Lowest contract charges            11,016      7.807077            86,004
    Highest contract charges               3,024     13.296868            40,208
    Remaining contract charges         3,037,189            --        23,008,452
 2008  Lowest contract charges             5,640      6.075105            34,266
    Highest contract charges                 769      5.991598             4,608
    Remaining contract charges         1,488,340            --         8,672,109
 2007  Lowest contract charges            85,630      2.009325           172,058
    Highest contract charges              19,869      1.953917            38,822
    Remaining contract charges             4,363            --             8,596
 2006  Lowest contract charges            89,417      1.575584           140,884
    Highest contract charges              16,379      1.539813            25,221
    Remaining contract charges             4,363            --             6,764
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges             7,351     14.257828           104,802
    Highest contract charges               5,792     17.191017            99,571
    Remaining contract charges           539,321            --         6,119,717
 2009  Lowest contract charges             3,091     11.453793            35,399
    Highest contract charges               1,370     15.205597            20,827
    Remaining contract charges           436,045            --         2,895,412
 2008  Lowest contract charges             1,762      7.677483            13,525
    Highest contract charges                 459      7.575364             3,478
    Remaining contract charges           299,934            --           859,284
 2007  Lowest contract charges           246,057      1.400582           344,623
    Highest contract charges              20,416      1.353719            27,637
    Remaining contract charges            33,719            --            46,636
 2006  Lowest contract charges           304,898      1.385264           422,366
    Highest contract charges              16,621      1.345629            22,365
    Remaining contract charges            33,606            --            46,044

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges          0.34%            0.03%           18.77%
    Highest contract charges            2.45%            0.03%           16.48%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.68%           33.11%
    Highest contract charges            2.44%            0.46%           30.99%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.69%            1.42%          (38.00)%
    Highest contract charges            1.95%            2.65%          (38.66)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%              --            14.87%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%              --             2.90%
    Highest contract charges            1.89%              --             2.39%
    Remaining contract charges            --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges          0.35%            0.01%           16.98%
    Highest contract charges            2.70%            0.02%           14.44%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.64%           28.51%
    Highest contract charges            2.68%            1.06%           26.15%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            1.74%          (40.40)%
    Highest contract charges            1.98%            2.99%          (41.05)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.02%           27.53%
    Highest contract charges            1.89%            0.03%           26.89%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.55%           10.24%
    Highest contract charges            1.91%            1.27%            9.69%
    Remaining contract charges            --               --               --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges          0.32%            0.57%           15.57%
    Highest contract charges            2.70%            0.40%           13.06%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%           11.66%           49.19%
    Highest contract charges            2.67%           16.89%           46.46%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.66%          114.51%          (25.94)%
    Highest contract charges            2.03%           57.32%          (26.72)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            7.09%            1.11%
    Highest contract charges            1.89%            7.51%            0.60%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%           15.32%            9.35%
    Highest contract charges            1.90%           23.35%            8.80%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges            74,344     $4.709936          $350,155
    Highest contract charges               8,763      4.632617            40,595
    Remaining contract charges                --            --                --
 2009  Lowest contract charges            82,493      4.173201           344,261
    Highest contract charges                 395      3.993420             1,576
    Remaining contract charges            12,216            --            50,219
 2008  Lowest contract charges            93,979      3.363785           316,124
    Highest contract charges                 395      3.235025             1,277
    Remaining contract charges            12,218            --            40,547
 2007  Lowest contract charges           152,594      5.437964           829,802
    Highest contract charges                 472      5.256090             2,480
    Remaining contract charges            20,912            --           112,301
 2006  Lowest contract charges           254,344      5.255117         1,336,605
    Highest contract charges                 472      5.104819             2,409
    Remaining contract charges            41,224            --           214,333
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges             1,299     14.056619            18,259
    Highest contract charges                 562     15.383572             8,637
    Remaining contract charges         3,631,602            --         9,708,000
 2009  Lowest contract charges               720      8.299619             5,972
    Highest contract charges                 314     13.890954             4,367
    Remaining contract charges         3,619,595            --         7,751,615
 2008  Lowest contract charges               486      6.271971             3,046
    Highest contract charges              11,301      0.962384            10,876
    Remaining contract charges         4,750,773            --         6,385,410
 2007  Lowest contract charges           731,012      1.870595         1,367,428
    Highest contract charges              11,301      1.713829            19,368
    Remaining contract charges         5,301,299            --         9,325,460
 2006  Lowest contract charges         1,020,222      1.492426         1,522,605
    Highest contract charges             414,109      1.385228           573,636
    Remaining contract charges         5,984,889            --         8,457,585
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges             2,432     10.556605            25,675
    Highest contract charges               5,167     18.170055            93,883
    Remaining contract charges           225,884            --         2,375,832
 2009  Lowest contract charges             2,536      8.461037            21,460
    Highest contract charges               3,646     14.834730            54,085
    Remaining contract charges           217,428            --         1,847,975
 2008  Lowest contract charges             3,214      5.770819            18,549
    Highest contract charges              11,160      5.871243            65,525
    Remaining contract charges           112,882            --           647,874

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges          1.40%            1.48%           12.86%
    Highest contract charges            1.55%            1.26%           12.69%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%            1.79%           24.06%
    Highest contract charges            1.93%            1.87%           23.44%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            1.56%          (38.14)%
    Highest contract charges            1.93%            1.77%          (38.45)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            1.07%            3.48%
    Highest contract charges            1.89%            1.42%            2.96%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            1.43%           13.57%
    Highest contract charges            1.91%            6.21%           13.00%
    Remaining contract charges            --               --               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges          0.32%            2.21%           13.92%
    Highest contract charges            0.44%            0.77%           11.11%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.45%           32.33%
    Highest contract charges            2.69%            2.34%           29.90%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.71%            5.86%          (39.82)%
    Highest contract charges            2.56%            1.99%          (43.85)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.75%           25.34%
    Highest contract charges            2.23%           11.91%           23.91%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            1.21%           22.42%
    Highest contract charges            2.50%            1.10%           21.08%
    Remaining contract charges            --               --               --
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges          0.85%            0.71%           24.77%
    Highest contract charges            2.70%            0.66%           22.48%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.33%           46.62%
    Highest contract charges            2.69%            1.09%           43.93%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.71%            0.82%          (43.74)%
    Highest contract charges            1.83%            1.58%          (44.45)%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges           394,331     $4.489465        $1,770,336
    Highest contract charges              25,660      4.415804           113,311
    Remaining contract charges                --            --                --
 2009  Lowest contract charges           457,910      3.696908         1,692,853
    Highest contract charges              28,400      3.641698           103,424
    Remaining contract charges                --            --                --
 2008  Lowest contract charges           551,989      2.870203         1,584,319
    Highest contract charges              29,261      2.831583            82,855
    Remaining contract charges                --            --                --
 2007  Lowest contract charges           763,479      4.512098         3,444,892
    Highest contract charges              37,197      4.458080           165,826
    Remaining contract charges                --            --                --
 2006  Lowest contract charges         1,287,144      3.978508         5,120,913
    Highest contract charges              72,522      3.936774           285,504
    Remaining contract charges                --            --                --
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges            34,098      1.759701            60,002
    Highest contract charges               2,284      1.632276             3,729
    Remaining contract charges           146,897            --           328,160
 2009  Lowest contract charges            37,761      1.434963            54,185
    Highest contract charges               1,723      1.376636             2,371
    Remaining contract charges            60,253            --            85,171
 2008  Lowest contract charges            95,231      1.011759            96,351
    Highest contract charges               1,581      0.975511             1,543
    Remaining contract charges            65,170            --            65,072
 2007  Lowest contract charges           134,922      1.720458           232,128
    Highest contract charges               1,466      1.667164             2,444
    Remaining contract charges            91,410            --           155,194
 2006  Lowest contract charges           198,287      1.712649           339,596
    Highest contract charges              22,315      1.679024            37,468
    Remaining contract charges            89,720            --           152,358
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges             2,049      9.929523            20,345
    Highest contract charges               5,630      9.447022            53,187
    Remaining contract charges       232,485,523            --       267,171,063
 2009  Lowest contract charges           105,671      1.190879           125,841
    Highest contract charges               4,508      9.714418            43,792
    Remaining contract charges       322,861,462            --       371,708,676
 2008  Lowest contract charges           166,462      1.200294           199,803
    Highest contract charges               3,148      0.989484             3,115
    Remaining contract charges       491,981,705            --       559,742,457
 2007  Lowest contract charges           119,533      1.185236           141,675
    Highest contract charges               3,148      0.996396             3,136
    Remaining contract charges       246,423,041            --       271,321,646
 2006  Lowest contract charges           162,505      1.139019           185,099
    Highest contract charges               1,953      1.011338             1,975
    Remaining contract charges       153,025,744            --       163,079,244

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges          1.40%            0.06%           21.44%
    Highest contract charges            1.55%            0.06%           21.26%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%            0.29%           28.80%
    Highest contract charges            1.55%            0.30%           28.61%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            0.25%          (36.39)%
    Highest contract charges            1.55%            0.26%          (36.48)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.18%           13.41%
    Highest contract charges            1.55%            0.16%           13.24%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.84%            9.91%
    Highest contract charges            1.55%            0.80%            9.75%
    Remaining contract charges            --               --               --
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges          1.40%            0.36%           22.63%
    Highest contract charges            0.95%            0.35%           21.59%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.41%            0.50%           41.83%
    Highest contract charges            1.90%            0.59%           41.12%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            0.44%          (41.19)%
    Highest contract charges            1.91%            0.50%          (41.49)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.22%            0.46%
    Highest contract charges            1.89%            0.38%           (0.05)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.57%           15.95%
    Highest contract charges            1.75%            0.58%           15.55%
    Remaining contract charges            --               --               --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges          0.39%              --            (0.50)%
    Highest contract charges            1.96%              --            (2.71)%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.06%           (0.78)%
    Highest contract charges            2.74%              --            (2.64)%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.84%            1.91%            1.27%
    Highest contract charges            2.38%            2.06%           (0.69)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.87%            4.83%            4.06%
    Highest contract charges            2.24%            3.80%            2.05%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.60%            4.90%            3.82%
    Highest contract charges            2.56%            4.71%            2.07%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges               255    $15.137320            $3,861
    Highest contract charges                 327     15.801191             5,168
    Remaining contract charges         2,539,043            --         5,264,451
 2009  Lowest contract charges                98     12.255718             1,199
    Highest contract charges                 485     13.153937             6,382
    Remaining contract charges         3,081,966            --         5,115,408
 2008  Lowest contract charges            26,782      6.664054           178,476
    Highest contract charges             195,257      0.889390           173,660
    Remaining contract charges         3,537,407            --         4,031,858
 2007  Lowest contract charges           644,044      1.999048         1,287,475
    Highest contract charges             294,643      1.538611           453,341
    Remaining contract charges         4,322,838            --         6,837,403
 2006  Lowest contract charges         1,034,849      1.779188         1,841,188
    Highest contract charges             332,633      1.384540           460,544
    Remaining contract charges         5,039,557            --         7,149,842
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges             3,143     12.612474            39,643
    Highest contract charges               1,891     12.052733            22,795
    Remaining contract charges           105,909            --           951,516
 2009  Lowest contract charges             3,166      9.314788            29,489
    Highest contract charges                 667      9.044730             6,034
    Remaining contract charges            90,651            --           549,714
 2008  Lowest contract charges             3,181      6.938674            22,070
    Highest contract charges                 284      6.846178             1,944
    Remaining contract charges            86,481            --           292,617
 2007  Lowest contract charges            87,574      1.358036           118,929
    Highest contract charges               5,669      1.320592             7,486
    Remaining contract charges            18,907            --            25,171
 2006  Lowest contract charges            98,923      1.406553           139,141
    Highest contract charges               5,754      1.374628             7,909
    Remaining contract charges            21,175            --            29,301
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges            53,947      9.925827           535,466
    Highest contract charges                 409     15.800328             6,458
    Remaining contract charges        12,385,625            --        12,181,424
 2009  Lowest contract charges            48,299      8.754833           422,850
    Highest contract charges             714,365      0.769796           549,916
    Remaining contract charges        14,977,151            --        12,953,567
 2008  Lowest contract charges            33,393      6.263381           209,153
    Highest contract charges             958,069      0.559049           535,608
    Remaining contract charges        18,068,574            --        10,916,036
 2007  Lowest contract charges         3,754,373      1.277448         4,796,017
    Highest contract charges             969,640      1.010530           979,850
    Remaining contract charges        19,603,434            --        20,358,735
 2006  Lowest contract charges         5,155,251      1.226336         6,322,070
    Highest contract charges           1,118,721      0.980820         1,097,264
    Remaining contract charges        23,415,993            --        23,524,486

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges          0.50%              --            23.51%
    Highest contract charges            1.98%              --            20.48%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.02%              --            22.56%
    Highest contract charges            2.68%            0.01%           25.84%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%            0.29%          (36.34)%
    Highest contract charges            2.51%              --           (42.20)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%              --            12.36%
    Highest contract charges            2.49%              --            11.13%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.10%           12.55%
    Highest contract charges            2.50%            0.11%           11.32%
    Remaining contract charges            --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges          0.85%              --            35.40%
    Highest contract charges            2.45%              --            33.26%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.09%           34.24%
    Highest contract charges            2.45%            0.09%           32.11%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.68%            1.91%          (34.82)%
    Highest contract charges            2.03%            1.08%          (35.52)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.02%           (3.45)%
    Highest contract charges            1.89%            0.02%           (3.93)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.13%            5.11%
    Highest contract charges            1.89%            0.16%            4.59%
    Remaining contract charges            --               --               --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges          1.25%            1.30%           13.38%
    Highest contract charges            1.96%            0.94%           11.41%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.77%           39.78%
    Highest contract charges            2.50%            1.25%           37.70%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%            5.35%          (41.13)%
    Highest contract charges            2.51%            1.89%          (44.68)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.65%            4.17%
    Highest contract charges            2.49%            0.70%            3.03%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            1.09%           12.78%
    Highest contract charges            2.50%            1.09%           11.55%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges             5,165    $10.582456           $54,655
    Highest contract charges              18,029     10.190023           183,715
    Remaining contract charges         1,504,306            --         9,096,459
 2009  Lowest contract charges           179,423      9.826349         1,763,077
    Highest contract charges              14,972      9.612225           143,919
    Remaining contract charges         1,149,802            --         5,560,347
 2008  Lowest contract charges           120,474      9.624617         1,159,517
    Highest contract charges               1,406      9.528529            13,394
    Remaining contract charges         1,101,273            --         2,634,595
 2007  Lowest contract charges           476,692      1.132329           539,772
    Highest contract charges               2,931      1.101078             3,227
    Remaining contract charges            67,657            --            75,309
 2006  Lowest contract charges           547,866      1.102881           604,233
    Highest contract charges               2,931      1.077824             3,159
    Remaining contract charges            70,756            --            76,958
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges             1,658     13.784560            22,853
    Highest contract charges               2,512     13.923997            34,981
    Remaining contract charges           190,170            --         1,364,289
 2009  Lowest contract charges            26,798      8.718814           233,644
    Highest contract charges                 503      8.528526             4,287
    Remaining contract charges            83,089            --           450,357
 2008  Lowest contract charges            12,754      7.098480            90,532
    Highest contract charges                  84      7.027403               591
    Remaining contract charges            47,576            --           132,115
 2007  Lowest contract charges            91,158      1.429723           130,330
    Highest contract charges               3,449      1.410824             4,865
    Remaining contract charges            20,874            --            29,549
 2006  Lowest contract charges           104,647      1.333769           139,575
    Highest contract charges               3,452      1.318772             4,553
    Remaining contract charges            84,589            --           111,866
AMERICAN FUNDS ASSET ALLOCATION
 HLS FUND
 2010  Lowest contract charges           396,647      9.801022         3,887,544
    Highest contract charges              34,696     13.496513           468,276
    Remaining contract charges           776,173            --         7,800,053
 2009  Lowest contract charges           373,998      8.850297         3,309,995
    Highest contract charges              21,613     12.365206           267,243
    Remaining contract charges           676,810            --         6,112,406
 2008  Lowest contract charges           209,923      7.250974         1,522,147
    Highest contract charges                 501      7.192825             3,603
    Remaining contract charges           447,148            --         3,231,054

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges          0.20%            4.38%            3.28%
    Highest contract charges            1.61%            3.14%            1.03%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.03%            2.10%
    Highest contract charges            2.44%            0.05%            0.88%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.01%           16.44%           (1.84)%
    Highest contract charges            2.04%            6.96%           (2.62)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            3.51%            2.67%
    Highest contract charges            1.86%            3.69%            2.16%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            3.23%            2.31%
    Highest contract charges            1.86%            2.01%            1.80%
    Remaining contract charges            --               --               --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges          0.17%            1.01%           14.10%
    Highest contract charges            2.12%            1.24%           11.62%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            2.15%           22.83%
    Highest contract charges            2.43%            2.56%           21.36%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%            8.27%          (33.31)%
    Highest contract charges            2.04%           15.93%          (33.85)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            0.92%            7.19%
    Highest contract charges            1.60%            1.02%            6.98%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.87%           19.83%
    Highest contract charges            1.60%            0.87%           19.59%
    Remaining contract charges            --               --               --
AMERICAN FUNDS ASSET ALLOCATION
 HLS FUND
 2010  Lowest contract charges          1.25%            1.77%           10.74%
    Highest contract charges            2.70%            1.58%            9.15%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.87%           22.06%
    Highest contract charges            2.67%            1.65%           20.30%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --           (28.01)%
    Highest contract charges            1.63%              --           (28.59)%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH HLS FUND
 2010  Lowest contract charges             2,671    $13.796937           $36,851
    Highest contract charges               5,074     14.007941            71,082
    Remaining contract charges           652,429            --         6,042,965
 2009  Lowest contract charges           148,319      8.408178         1,247,092
    Highest contract charges               8,482     12.851649           109,003
    Remaining contract charges           448,478            --         3,761,440
 2008  Lowest contract charges            55,223      6.679716           368,874
    Highest contract charges               5,552      6.626079            36,786
    Remaining contract charges           305,824            --         2,034,736
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges            13,169     11.178845           147,216
    Highest contract charges               9,094     11.677091           106,191
    Remaining contract charges         3,235,864            --        33,284,639
 2009  Lowest contract charges               515     10.583985             5,448
    Highest contract charges               7,430     11.301579            83,970
    Remaining contract charges         2,926,891            --        28,783,631
 2008  Lowest contract charges           616,495      8.904119         5,489,348
    Highest contract charges               3,625      8.832849            32,022
    Remaining contract charges           831,753            --         7,381,367
AMERICAN FUNDS GLOBAL BOND HLS
 FUND
 2010  Lowest contract charges             2,559     11.110797            28,428
    Highest contract charges               3,246     11.600595            37,652
    Remaining contract charges           426,971            --         4,630,135
 2009  Lowest contract charges               558     10.650417             5,941
    Highest contract charges               1,384     11.367217            15,734
    Remaining contract charges           449,400            --         4,715,617
 2008  Lowest contract charges            86,824      9.767251           848,031
    Highest contract charges               2,576      9.689117            24,958
    Remaining contract charges           189,928            --         1,848,699
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2010  Lowest contract charges               953     13.953695            13,293
    Highest contract charges               4,956     15.510807            76,865
    Remaining contract charges         1,589,199            --        14,474,986
 2009  Lowest contract charges                96     12.587813             1,202
    Highest contract charges               5,129     14.303400            73,363
    Remaining contract charges         1,643,289            --        13,599,033
 2008  Lowest contract charges           312,976      6.006580         1,879,917
    Highest contract charges              13,741      5.958336            81,872
    Remaining contract charges           823,646            --         4,929,443

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH HLS FUND
 2010  Lowest contract charges          0.20%            2.79%           11.42%
    Highest contract charges            2.70%            2.74%            9.00%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.50%           25.88%
    Highest contract charges            2.68%            1.09%           24.06%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --           (34.65)%
    Highest contract charges            1.63%              --           (35.17)%
    Remaining contract charges            --               --               --
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges          0.50%            4.27%            5.62%
    Highest contract charges            2.70%            2.12%            3.32%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.08%              --             5.84%
    Highest contract charges            2.67%            3.29%            9.25%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --           (11.11)%
    Highest contract charges            1.62%              --           (11.82)%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GLOBAL BOND HLS
 FUND
 2010  Lowest contract charges          0.50%            1.95%            4.32%
    Highest contract charges            2.70%            0.89%            2.05%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.08%              --             6.50%
    Highest contract charges            2.63%              --             6.52%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --            (2.15)%
    Highest contract charges            1.62%              --            (2.93)%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2010  Lowest contract charges          0.50%            3.11%           10.85%
    Highest contract charges            2.70%            2.18%            8.44%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.02%              --            25.88%
    Highest contract charges            2.68%            1.52%           35.66%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --           (40.40)%
    Highest contract charges            1.64%              --           (40.88)%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges           112,959     $9.783915        $1,105,179
    Highest contract charges               3,596     15.890613            57,139
    Remaining contract charges           311,815            --         3,038,471
 2009  Lowest contract charges            99,645      8.892566           886,097
    Highest contract charges               2,558     14.653651            37,483
    Remaining contract charges           280,435            --         2,492,420
 2008  Lowest contract charges            58,352      6.351012           370,593
    Highest contract charges               1,883      6.300038            11,862
    Remaining contract charges           203,909            --         1,290,768
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges             2,162     15.354612            33,192
    Highest contract charges               5,009     19.693321            98,644
    Remaining contract charges         1,078,105            --        10,558,875
 2009  Lowest contract charges           252,103      8.023928         2,022,855
    Highest contract charges               4,736     16.574641            78,498
    Remaining contract charges           603,860            --         4,928,321
 2008  Lowest contract charges           127,078      5.053663           642,210
    Highest contract charges               1,108      5.013031             5,555
    Remaining contract charges           392,269            --         1,975,038
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges            11,002     14.480766           159,322
    Highest contract charges              28,658     16.097075           461,308
    Remaining contract charges         5,966,811            --        56,197,868
 2009  Lowest contract charges               194     12.295824             2,389
    Highest contract charges              23,371     13.971972           326,538
    Remaining contract charges         5,474,847            --        44,154,696
 2008  Lowest contract charges         1,172,167      5.832309         6,836,442
    Highest contract charges               1,516      5.783494             8,767
    Remaining contract charges         2,128,220            --        12,368,265
AMERICAN FUNDS GROWTH-INCOME HLS
 FUND
 2010  Lowest contract charges             4,744     13.401152            63,580
    Highest contract charges               8,477     14.148997           119,944
    Remaining contract charges         3,347,502            --        30,698,629
 2009  Lowest contract charges               137     12.121401             1,665
    Highest contract charges              12,653     13.082250           165,530
    Remaining contract charges         3,144,845            --        26,285,133
 2008  Lowest contract charges           593,646      6.447345         3,827,440
    Highest contract charges              45,595      6.395572           291,606
    Remaining contract charges         1,378,933            --         8,859,137

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges          1.25%            0.92%           10.02%
    Highest contract charges            2.70%            0.98%            8.44%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.78%           40.02%
    Highest contract charges            2.68%            1.38%           38.00%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.84%              --           (36.85)%
    Highest contract charges            1.62%              --           (37.36)%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges          0.13%              --            21.46%
    Highest contract charges            2.70%            0.02%           18.82%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.07%           58.77%
    Highest contract charges            2.68%            0.07%           56.49%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --           (49.91)%
    Highest contract charges            1.64%              --           (50.31)%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges          0.50%            2.18%           17.77%
    Highest contract charges            2.70%            0.49%           15.21%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.01%              --            22.96%
    Highest contract charges            2.67%            0.90%           35.32%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%            2.50%          (42.11)%
    Highest contract charges            1.60%            5.18%          (42.59)%
    Remaining contract charges            --               --               --
AMERICAN FUNDS GROWTH-INCOME HLS
 FUND
 2010  Lowest contract charges          0.50%            3.22%           10.56%
    Highest contract charges            2.70%            0.98%            8.15%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.01%              --            21.21%
    Highest contract charges            2.67%            3.09%           27.37%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%            3.11%          (36.71)%
    Highest contract charges            1.63%            3.50%          (37.22)%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS
 FUND
 2010  Lowest contract charges             8,481    $13.167811          $111,670
    Highest contract charges              12,282     15.547919           190,964
    Remaining contract charges         3,937,042            --        35,614,135
 2009  Lowest contract charges         1,301,154      8.513844        11,077,819
    Highest contract charges               8,166     14.939206           121,990
    Remaining contract charges         2,018,694            --        17,287,007
 2008  Lowest contract charges           765,494      6.039025         4,622,839
    Highest contract charges              12,261      5.990544            73,447
    Remaining contract charges         1,172,314            --         7,056,034
AMERICAN FUNDS NEW WORLD HLS FUND
 2010  Lowest contract charges             5,932     14.529666            86,194
    Highest contract charges              15,320     17.412164           266,746
    Remaining contract charges           950,765            --         9,839,761
 2009  Lowest contract charges           195,933      8.768621         1,718,060
    Highest contract charges              11,505     15.218783           175,089
    Remaining contract charges           633,568            --         5,661,921
 2008  Lowest contract charges           138,017      5.953164           821,640
    Highest contract charges               4,004      5.905372            23,642
    Remaining contract charges           432,342            --         2,564,372
HUNTINGTON VA INCOME EQUITY FUND
 2010  Lowest contract charges             1,304     13.961027            18,208
    Highest contract charges               1,015     11.083867            11,249
    Remaining contract charges         1,263,610            --         2,811,565
 2009  Lowest contract charges            59,240      8.156954           483,221
    Highest contract charges               3,697     10.165737            37,580
    Remaining contract charges         1,292,820            --         2,139,400
 2008  Lowest contract charges            23,111      6.791597           156,960
    Highest contract charges               3,888      8.570547            33,323
    Remaining contract charges         1,174,639            --         1,758,057
 2007  Lowest contract charges           588,221      1.372128           807,115
    Highest contract charges               4,986     14.136235            70,485
    Remaining contract charges           183,580            --         1,561,414
 2006  Lowest contract charges           172,442      1.377826           237,595
    Highest contract charges               5,262     14.359121            75,558
    Remaining contract charges           132,822            --         1,485,875

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS
 FUND
 2010  Lowest contract charges          0.32%            0.04%            6.39%
    Highest contract charges            2.70%            1.08%            4.08%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.60%           40.98%
    Highest contract charges            2.68%            1.45%           38.95%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --           (39.97)%
    Highest contract charges            1.63%              --           (40.45)%
    Remaining contract charges            --               --               --
AMERICAN FUNDS NEW WORLD HLS FUND
 2010  Lowest contract charges          0.19%            0.27%           16.95%
    Highest contract charges            2.70%            1.09%           14.41%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.17%           47.29%
    Highest contract charges            2.68%            0.96%           45.17%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.83%              --           (40.78)%
    Highest contract charges            1.63%              --           (41.25)%
    Remaining contract charges            --               --               --
HUNTINGTON VA INCOME EQUITY FUND
 2010  Lowest contract charges          0.32%            2.20%           11.23%
    Highest contract charges            2.50%            2.28%            9.03%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%              --            20.10%
    Highest contract charges            2.50%              --            18.61%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%           13.17%          (35.42)%
    Highest contract charges            2.51%            5.83%          (39.37)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            1.49%           (0.41)%
    Highest contract charges            2.49%            1.80%           (1.55)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.34%            1.60%           11.08%
    Highest contract charges            2.50%            1.92%            9.81%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2010  Lowest contract charges             1,081    $13.959851           $15,090
    Highest contract charges               4,348     13.557437            58,951
    Remaining contract charges         2,098,938            --         6,739,725
 2009  Lowest contract charges            35,509      8.683354           308,336
    Highest contract charges               7,290     12.074627            88,018
    Remaining contract charges         2,348,255            --         6,350,584
 2008  Lowest contract charges            27,009      7.028026           189,818
    Highest contract charges               7,540      9.895638            74,615
    Remaining contract charges         2,563,023            --         5,755,289
 2007  Lowest contract charges         1,247,927      1.477762         1,844,140
    Highest contract charges               8,054     14.107888           113,619
    Remaining contract charges         1,047,789            --         6,432,711
 2006  Lowest contract charges           397,917      1.595687           634,953
    Highest contract charges               7,096     15.409957           109,346
    Remaining contract charges           426,795            --         5,079,252
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges             1,611     12.706602            20,476
    Highest contract charges                 967     10.132057             9,801
    Remaining contract charges         1,671,287            --         2,617,869
 2009  Lowest contract charges            61,815      7.759225           479,633
    Highest contract charges               2,423      9.455795            22,913
    Remaining contract charges         1,678,048            --         2,017,640
 2008  Lowest contract charges            24,262      6.775378           164,381
    Highest contract charges               2,564      8.360654            21,440
    Remaining contract charges         1,512,812            --         1,732,781
 2007  Lowest contract charges           836,922      1.024222           857,194
    Highest contract charges               3,586     13.805801            49,502
    Remaining contract charges           205,720            --         1,180,200
 2006  Lowest contract charges           134,031      0.905081           121,308
    Highest contract charges               3,709     12.340854            45,773
    Remaining contract charges           149,642            --           789,488
HUNTINGTON VA MID CORP AMERICA
 FUND
 2010  Lowest contract charges               707     15.035192            10,636
    Highest contract charges               2,377     16.654518            39,589
    Remaining contract charges         1,089,127            --         4,630,626
 2009  Lowest contract charges            31,721      8.558228           271,478
    Highest contract charges               3,601     13.905379            50,074
    Remaining contract charges         1,135,800            --         3,892,639
 2008  Lowest contract charges            17,481      6.455900           112,854
    Highest contract charges               3,554     10.621312            37,748
    Remaining contract charges         1,148,228            --         3,140,451
 2007  Lowest contract charges           601,487      1.781308         1,071,433
    Highest contract charges               3,317     17.804561            59,056
    Remaining contract charges           421,901            --         4,184,354
 2006  Lowest contract charges           301,645      1.660206           500,791
    Highest contract charges               2,796     16.786040            46,928
    Remaining contract charges           314,083            --         3,245,167

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2010  Lowest contract charges          0.32%            1.87%           14.55%
    Highest contract charges            2.50%            4.25%           12.28%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            23.55%
    Highest contract charges            2.50%              --            22.02%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%           18.64%          (31.59)%
    Highest contract charges            2.51%           10.83%          (29.86)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            2.81%           (7.39)%
    Highest contract charges            2.49%            3.40%           (8.45)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            2.60%           15.02%
    Highest contract charges            2.50%            3.32%           13.71%
    Remaining contract charges            --               --               --
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges          0.34%            0.13%            9.32%
    Highest contract charges            2.50%            0.13%            7.15%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%              --            14.52%
    Highest contract charges            2.50%              --            13.10%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%            2.05%          (34.95)%
    Highest contract charges            2.51%            1.08%          (39.44)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.29%           13.16%
    Highest contract charges            2.49%            0.43%           11.87%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.09%            6.31%
    Highest contract charges            2.50%            0.42%            5.10%
    Remaining contract charges            --               --               --
HUNTINGTON VA MID CORP AMERICA
 FUND
 2010  Lowest contract charges          0.32%            0.52%           22.19%
    Highest contract charges            2.50%            0.66%           19.77%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            32.56%
    Highest contract charges            2.50%              --            30.92%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%            2.13%          (39.57)%
    Highest contract charges            2.51%            1.22%          (40.35)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.48%            7.29%
    Highest contract charges            2.49%            0.56%            6.07%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.31%            5.80%
    Highest contract charges            2.50%            0.37%            4.59%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges             1,145    $13.529106           $15,490
    Highest contract charges                 463     13.266258             6,146
    Remaining contract charges         1,472,192            --         4,157,576
 2009  Lowest contract charges            68,961      7.091446           489,031
    Highest contract charges               1,646     11.729409            19,306
    Remaining contract charges         1,460,089            --         3,344,210
 2008  Lowest contract charges            39,953      5.332800           213,059
    Highest contract charges               1,740      8.931398            15,544
    Remaining contract charges         1,452,247            --         2,586,469
 2007  Lowest contract charges           828,545      1.904692         1,578,123
    Highest contract charges               2,389     19.342180            46,207
    Remaining contract charges           287,317            --         3,484,222
 2006  Lowest contract charges           370,392      1.716058           635,614
    Highest contract charges               2,267     17.627960            39,958
    Remaining contract charges           218,784            --         2,240,094
HUNTINGTON VA ROTATING MARKETS
 FUND
 2010  Lowest contract charges             2,121      8.985110            19,054
    Highest contract charges               1,831     13.948720            25,533
    Remaining contract charges           397,522            --         1,419,179
 2009  Lowest contract charges             2,090      8.475971            17,715
    Highest contract charges               1,851     13.323862            24,663
    Remaining contract charges           430,612            --         1,400,494
 2008  Lowest contract charges               344      6.434817             2,212
    Highest contract charges               1,852     10.242381            18,964
    Remaining contract charges           444,267            --         1,128,680
 2007  Lowest contract charges           286,453      1.625080           465,509
    Highest contract charges               2,461     18.127386            44,618
    Remaining contract charges           179,794            --         1,667,938
 2006  Lowest contract charges            84,660      1.509664           127,806
    Highest contract charges               2,094     17.034600            35,678
    Remaining contract charges           128,819            --         1,223,580
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2010  Lowest contract charges             2,027     13.124958            26,604
    Highest contract charges               6,001      1.375283             8,253
    Remaining contract charges         1,390,795            --         5,259,447
 2009  Lowest contract charges           101,836      8.209013           835,975
    Highest contract charges               4,777      1.291504             6,169
    Remaining contract charges         1,341,084            --         4,197,618
 2008  Lowest contract charges            64,663      6.227854           402,714
    Highest contract charges               3,140      0.992130             3,115
    Remaining contract charges         1,420,451            --         3,199,923
 2007  Lowest contract charges           101,809     16.198358         1,649,135
    Highest contract charges               3,144      1.711354             5,381
    Remaining contract charges         1,025,503            --         2,544,723
 2006  Lowest contract charges            37,900     14.430333           546,914
    Highest contract charges              82,936      1.553815           128,868
    Remaining contract charges           229,665            --           465,207

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges          0.35%            0.11%           15.39%
    Highest contract charges            2.50%            0.08%           13.10%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            32.98%
    Highest contract charges            2.50%              --            31.33%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%            0.51%          (47.93)%
    Highest contract charges            2.52%            0.84%          (53.82)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.15%           10.99%
    Highest contract charges            2.49%            0.17%            9.72%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.08%            8.80%
    Highest contract charges            2.50%            0.12%            7.56%
    Remaining contract charges            --               --               --
HUNTINGTON VA ROTATING MARKETS
 FUND
 2010  Lowest contract charges          1.25%            1.15%            6.01%
    Highest contract charges            2.50%            1.14%            4.69%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%              --            31.72%
    Highest contract charges            2.50%              --            30.09%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.00%            8.52%          (38.68)%
    Highest contract charges            2.51%            2.56%          (43.50)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.77%            7.65%
    Highest contract charges            2.49%            0.82%            6.42%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.34%            0.56%           18.01%
    Highest contract charges            2.50%            0.58%           16.66%
    Remaining contract charges            --               --               --
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2010  Lowest contract charges          0.35%            1.36%            8.64%
    Highest contract charges            2.50%            1.27%            6.49%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.05%           31.81%
    Highest contract charges            2.49%            0.06%           30.18%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%            6.75%          (40.18)%
    Highest contract charges            2.51%            2.74%          (42.03)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.01%           12.25%
    Highest contract charges            2.48%            0.02%           10.97%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.34%            2.48%           24.08%
    Highest contract charges            2.19%            1.80%           23.03%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges               914    $13.951935           $12,753
    Highest contract charges              25,805      0.907815            23,427
    Remaining contract charges         1,096,776            --         1,336,051
 2009  Lowest contract charges            25,431      9.122592           231,999
    Highest contract charges              26,106      0.815654            21,294
    Remaining contract charges         1,181,407            --         1,021,793
 2008  Lowest contract charges             9,567      7.579899            72,520
    Highest contract charges              26,111      0.686243            17,918
    Remaining contract charges         1,189,972            --           853,303
 2007  Lowest contract charges           578,064      1.108493           640,780
    Highest contract charges              21,412      1.064643            22,796
    Remaining contract charges           632,429            --           687,868
 2006  Lowest contract charges           267,069      1.155831           308,687
    Highest contract charges              17,754      1.122950            19,937
    Remaining contract charges           505,524            --           574,916
HUNTINGTON VA MORTGAGE SECURITIES
 FUND
 2010  Lowest contract charges             3,704     10.815613            40,063
    Highest contract charges               1,234      1.123159             1,386
    Remaining contract charges           795,855            --         3,122,965
 2009  Lowest contract charges            71,543     10.382301           742,781
    Highest contract charges               1,236      1.097941             1,357
    Remaining contract charges           771,587            --         2,286,021
 2008  Lowest contract charges            40,289      9.968448           401,616
    Highest contract charges               1,238      1.067436             1,322
    Remaining contract charges           774,923            --         2,091,082
 2007  Lowest contract charges            90,663     10.719929           971,899
    Highest contract charges               1,240      1.071435             1,328
    Remaining contract charges           587,371            --           815,707
 2006  Lowest contract charges            27,961     10.454920           292,340
    Highest contract charges              46,821      1.065020            49,865
    Remaining contract charges           220,785            --           311,976
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges             1,674     15.668618            26,222
    Highest contract charges              19,877      1.337624            26,588
    Remaining contract charges         3,960,426            --         6,271,998
 2009  Lowest contract charges            59,005      8.628205           509,108
    Highest contract charges              18,576      1.058154            19,657
    Remaining contract charges         4,195,982            --         4,691,126
 2008  Lowest contract charges            37,689      6.571252           247,660
    Highest contract charges              16,877      0.816019            13,772
    Remaining contract charges         4,335,671            --         3,666,637
 2007  Lowest contract charges           867,456      1.482212         1,285,753
    Highest contract charges              14,542      1.423618            20,703
    Remaining contract charges         3,052,677            --         4,437,061
 2006  Lowest contract charges           426,891      1.348911           575,837
    Highest contract charges               7,995      1.310568            10,478
    Remaining contract charges         1,898,640            --         2,521,605

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges          0.34%            0.77%           13.55%
    Highest contract charges            2.50%            0.87%           11.30%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%              --            20.35%
    Highest contract charges            2.50%              --            18.86%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%            6.73%          (28.46)%
    Highest contract charges            2.50%            1.92%          (35.54)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.39%           (4.10)%
    Highest contract charges            2.49%            0.40%           (5.19)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.07%            5.83%
    Highest contract charges            2.50%            0.13%            4.62%
    Remaining contract charges            --               --               --
HUNTINGTON VA MORTGAGE SECURITIES
 FUND
 2010  Lowest contract charges          0.32%            1.25%            4.36%
    Highest contract charges            2.50%            2.20%            2.30%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --             4.15%
    Highest contract charges            2.48%              --             2.86%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%           12.13%           (1.40)%
    Highest contract charges            2.49%            8.15%           (0.37)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            1.63%            2.54%
    Highest contract charges            2.48%            2.84%            1.36%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.26%            4.47%
    Highest contract charges            2.18%              --             3.59%
    Remaining contract charges            --               --               --
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges          0.38%            0.22%           28.96%
    Highest contract charges            2.50%            0.43%           26.41%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            31.30%
    Highest contract charges            2.50%              --            29.67%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%            0.86%          (37.24)%
    Highest contract charges            2.51%            0.24%          (42.68)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.43%            9.88%
    Highest contract charges            2.48%            0.39%            8.63%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.34%            0.12%            3.43%
    Highest contract charges            2.50%            0.09%            2.25%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 2010  Lowest contract charges             3,642    $12.880117           $46,909
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges                35     11.009334               381
    Highest contract charges               3,183     14.057646            44,746
    Remaining contract charges           195,004            --         2,104,709
 2009  Lowest contract charges                35      9.674588               340
    Highest contract charges               6,084      9.447071            57,477
    Remaining contract charges           156,957            --         1,499,199
 2008  Lowest contract charges             4,295      7.906371            33,958
    Highest contract charges                 620      7.801894             4,838
    Remaining contract charges            81,177            --           638,132
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges               326     12.150902             3,959
    Highest contract charges               3,406     15.008519            51,119
    Remaining contract charges         1,158,290            --        14,124,190
 2009  Lowest contract charges               328     10.872900             3,570
    Highest contract charges               1,825     13.728566            25,049
    Remaining contract charges         1,207,521            --        13,311,804
 2008  Lowest contract charges             2,063      8.373519            17,275
    Highest contract charges               6,312      8.262872            52,157
    Remaining contract charges           691,617            --         5,755,430
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges               693     12.243627             8,488
    Highest contract charges                 302      9.102976             2,748
    Remaining contract charges           320,747            --         2,992,553
 2009  Lowest contract charges           107,122      8.121819           870,022
    Highest contract charges                 292      7.945292             2,317
    Remaining contract charges           224,339            --         1,805,794
 2008  Lowest contract charges            87,029      6.916778           601,960
    Highest contract charges                 273      6.848122             1,868
    Remaining contract charges           168,054            --         1,157,654

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 2010  Lowest contract charges          0.14%            0.42%           18.43%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges          0.94%            2.92%           13.80%
    Highest contract charges            2.33%            3.04%           12.05%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.87%            0.21%           22.36%
    Highest contract charges            2.15%            3.57%           20.79%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%           11.02%          (23.83)%
    Highest contract charges            2.01%           19.21%          (24.64)%
    Remaining contract charges            --               --               --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges          0.49%            6.12%           11.75%
    Highest contract charges            2.70%            6.41%            9.32%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.01%            5.84%            8.73%
    Highest contract charges            2.67%           16.26%           30.74%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%           16.56%          (18.69)%
    Highest contract charges            2.02%           18.22%          (19.56)%
    Remaining contract charges            --               --               --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges          0.13%            0.60%           16.83%
    Highest contract charges            2.45%            0.58%           14.57%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.00%           17.42%
    Highest contract charges            2.45%            1.05%           16.02%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%            6.01%          (34.34)%
    Highest contract charges            2.02%            7.42%          (34.86)%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 2010  Lowest contract charges                49    $10.326139              $504
    Highest contract charges               4,025     15.242048            61,351
    Remaining contract charges           851,128            --         7,121,352
 2009  Lowest contract charges               229      9.044579             2,074
    Highest contract charges               1,680     13.359088            22,441
    Remaining contract charges           985,861            --         7,177,720
 2008  Lowest contract charges               230      6.894720             1,587
    Highest contract charges               2,006      4.353958             8,735
    Remaining contract charges         1,122,681            --         6,287,350
 2007  Lowest contract charges               231     11.440100             2,640
    Highest contract charges               1,687      7.337532            12,377
    Remaining contract charges         1,326,505            --        12,493,279
 2006  Lowest contract charges               232     10.390804             2,404
    Highest contract charges               2,005      6.768617            13,569
    Remaining contract charges         1,670,080            --        14,329,489
MFS(R) GROWTH SERIES
 2010  Lowest contract charges             1,719     14.119829            24,267
    Highest contract charges                 241     15.174649             3,662
    Remaining contract charges         2,566,491            --        20,781,151
 2009  Lowest contract charges             3,083      8.914161            27,479
    Highest contract charges               4,782      5.254606            25,125
    Remaining contract charges         2,531,635            --        18,174,273
 2008  Lowest contract charges               451      6.530042             2,943
    Highest contract charges               5,190      3.915227            20,321
    Remaining contract charges         2,284,240            --        12,148,972
 2007  Lowest contract charges               454     10.523433             4,777
    Highest contract charges               5,192      6.418030            33,321
    Remaining contract charges         2,651,797            --        22,797,952
 2006  Lowest contract charges            98,320      8.678651           853,284
    Highest contract charges               5,111      5.433347            27,768
    Remaining contract charges         2,290,946            --        17,105,942
MFS(R) GLOBAL EQUITY SERIES
 2010  Lowest contract charges             3,418     17.177739            58,717
    Highest contract charges               7,499     13.017715            97,625
    Remaining contract charges           502,004            --         7,373,271
 2009  Lowest contract charges             3,681     15.418702            56,749
    Highest contract charges               7,847     11.878862            93,209
    Remaining contract charges           515,574            --         6,894,004
 2008  Lowest contract charges             3,963     11.782035            46,690
    Highest contract charges               7,008      9.228134            64,672
    Remaining contract charges           739,161            --         7,600,391
 2007  Lowest contract charges             3,633     17.942006            65,182
    Highest contract charges               9,662     14.287162           138,037
    Remaining contract charges           658,987            --        10,506,039
 2006  Lowest contract charges            34,570     16.420004           567,659
    Highest contract charges               4,954     13.415376            66,463
    Remaining contract charges           687,118            --        10,099,529

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MFS(R) CORE EQUITY SERIES
 2010  Lowest contract charges          0.99%            1.07%           15.93%
    Highest contract charges            2.70%            0.73%           14.10%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.97%            1.67%           31.18%
    Highest contract charges            2.67%              --            28.91%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.95%            0.78%          (39.73)%
    Highest contract charges            2.50%            0.78%          (40.66)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.94%            0.34%           10.10%
    Highest contract charges            2.49%            0.34%            8.41%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.98%            0.44%           12.72%
    Highest contract charges            2.50%            0.51%           10.99%
    Remaining contract charges            --               --               --
MFS(R) GROWTH SERIES
 2010  Lowest contract charges          0.02%              --            14.45%
    Highest contract charges            0.02%              --            12.21%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.17%           36.51%
    Highest contract charges            2.55%            0.30%           34.21%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            0.23%          (37.95)%
    Highest contract charges            2.56%            0.23%          (39.00)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.86%              --            20.15%
    Highest contract charges            2.54%              --            18.12%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%              --             6.45%
    Highest contract charges            2.55%              --             5.18%
    Remaining contract charges            --               --               --
MFS(R) GLOBAL EQUITY SERIES
 2010  Lowest contract charges          0.85%            0.98%           11.41%
    Highest contract charges            2.50%            1.01%            9.59%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.24%           30.87%
    Highest contract charges            2.50%            2.19%           28.72%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.18%          (34.33)%
    Highest contract charges            2.51%            1.17%          (35.41)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%              --             8.27%
    Highest contract charges            2.49%            2.02%            6.50%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.51%           22.74%
    Highest contract charges            2.50%            0.49%           21.34%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES
 2010  Lowest contract charges               981    $15.745804           $15,445
    Highest contract charges               2,160     16.846127            36,390
    Remaining contract charges         5,799,009            --        83,341,061
 2009  Lowest contract charges             3,298     13.841030            45,651
    Highest contract charges               1,733     15.100408            26,172
    Remaining contract charges         6,285,302            --        80,098,794
 2008  Lowest contract charges             1,401      9.590820            13,439
    Highest contract charges                 437      8.508150             3,716
    Remaining contract charges         5,703,823            --        50,836,045
 2007  Lowest contract charges             1,073     13.526642            14,511
    Highest contract charges                 396     12.205674             4,836
    Remaining contract charges         6,374,390            --        80,860,267
 2006  Lowest contract charges               507     13.404996             6,793
    Highest contract charges                 349     12.303290             4,295
    Remaining contract charges         6,477,357            --        82,012,390
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges                52      9.495479               489
    Highest contract charges                 798      6.426421             5,125
    Remaining contract charges         1,729,939            --        13,633,392
 2009  Lowest contract charges                52      8.535636               447
    Highest contract charges                 798      5.861113             4,677
    Remaining contract charges         2,123,461            --        15,166,220
 2008  Lowest contract charges                53      6.184005               329
    Highest contract charges                 799      4.308344             3,440
    Remaining contract charges         2,424,330            --        12,661,320
 2007  Lowest contract charges                54      9.904658               535
    Highest contract charges                 799      7.001540             5,591
    Remaining contract charges         2,875,698            --        24,195,138
 2006  Lowest contract charges                54      8.992777               492
    Highest contract charges                 799      6.449766             5,150
    Remaining contract charges         3,406,699            --        26,100,112
MFS(R) INVESTORS TRUST SERIES
 2010  Lowest contract charges             1,631     11.295940            18,421
    Highest contract charges               1,806     13.634631            24,626
    Remaining contract charges        13,633,268            --       130,057,930
 2009  Lowest contract charges             1,697     10.254324            17,403
    Highest contract charges                 684     12.621503             8,629
    Remaining contract charges        15,502,321            --       135,254,635
 2008  Lowest contract charges             1,780      8.149753            14,506
    Highest contract charges               5,497      6.595768            36,254
    Remaining contract charges        16,650,689            --       116,403,347
 2007  Lowest contract charges         2,803,203     12.109375        33,945,037
    Highest contract charges               3,178     10.111297            32,131
    Remaining contract charges        14,207,504            --       146,599,269
 2006  Lowest contract charges         1,872,392     11.127182        20,834,429
    Highest contract charges                 221      9.403315             2,080
    Remaining contract charges        13,321,398            --       126,960,587

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MFS(R) HIGH INCOME SERIES
 2010  Lowest contract charges          0.85%            8.38%           13.76%
    Highest contract charges            0.72%              --            11.62%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            3.20%           43.85%
    Highest contract charges            0.28%              --            41.22%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            7.65%          (29.10)%
    Highest contract charges            2.62%            5.23%          (30.29)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.85%            7.12%            0.91%
    Highest contract charges            2.54%            6.58%           (0.79)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%              --             9.44%
    Highest contract charges            2.55%            7.79%            7.60%
    Remaining contract charges            --               --               --
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges          0.99%            0.44%           11.25%
    Highest contract charges            2.55%            0.44%            9.65%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.02%            0.72%           38.03%
    Highest contract charges            2.55%            0.72%           36.04%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.97%            0.58%          (37.57)%
    Highest contract charges            2.56%            0.58%          (38.47)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.91%            0.32%           10.14%
    Highest contract charges            2.54%            0.32%            8.56%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.99%              --             6.40%
    Highest contract charges            2.54%              --             4.87%
    Remaining contract charges            --               --               --
MFS(R) INVESTORS TRUST SERIES
 2010  Lowest contract charges          0.85%            1.18%           10.16%
    Highest contract charges            1.77%              --             8.09%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.66%           25.82%
    Highest contract charges            0.43%              --            23.52%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%              --           (33.65)%
    Highest contract charges            2.55%            0.65%          (34.77)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.75%            8.83%
    Highest contract charges            2.40%            0.41%            7.53%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.43%           11.48%
    Highest contract charges            2.55%            0.60%           10.15%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 2010  Lowest contract charges            12,448     $5.843870           $72,746
    Highest contract charges               2,195     17.751327            38,956
    Remaining contract charges         5,206,480            --        28,959,521
 2009  Lowest contract charges            13,590      4.545716            61,775
    Highest contract charges                 341     14.065549             4,792
    Remaining contract charges         5,577,752            --        24,336,427
 2008  Lowest contract charges             1,226      3.233557             3,963
    Highest contract charges                 635      3.136146             1,991
    Remaining contract charges         5,645,219            --        17,675,717
 2007  Lowest contract charges               287      6.732442             1,930
    Highest contract charges                 635      6.642002             4,216
    Remaining contract charges         6,100,318            --        40,095,941
 2006  Lowest contract charges               886      6.195864             5,496
    Highest contract charges               1,293      6.204074             8,022
    Remaining contract charges         6,816,701            --        41,543,314
MFS(R) NEW DISCOVERY SERIES
 2010  Lowest contract charges             2,602     20.562993            53,511
    Highest contract charges               1,919     23.170563            44,456
    Remaining contract charges         6,084,212            --        90,349,676
 2009  Lowest contract charges             1,519     15.211050            23,107
    Highest contract charges               1,946      8.222464            16,002
    Remaining contract charges         7,294,776            --        80,555,430
 2008  Lowest contract charges               978      9.400994             9,194
    Highest contract charges                 593      5.168903             3,066
    Remaining contract charges         8,466,239            --        58,707,998
 2007  Lowest contract charges               984     15.627695            15,382
    Highest contract charges                 644      8.740299             5,628
    Remaining contract charges         9,042,411            --       105,026,544
 2006  Lowest contract charges               184     15.374161             2,840
    Highest contract charges                 544      8.745989             4,758
    Remaining contract charges         8,454,991            --        96,607,693
MFS(R) TOTAL RETURN SERIES
 2010  Lowest contract charges            11,493     12.305451           141,427
    Highest contract charges               2,587     12.641987            32,705
    Remaining contract charges        29,003,202            --       395,606,705
 2009  Lowest contract charges            33,349     14.627193           487,800
    Highest contract charges               6,108     11.827007            72,241
    Remaining contract charges        31,941,293            --       404,172,762
 2008  Lowest contract charges            36,873     12.498652           460,866
    Highest contract charges               2,263     10.592590            23,972
    Remaining contract charges        34,750,124            --       380,445,795
 2007  Lowest contract charges            22,048     16.188154           356,908
    Highest contract charges               2,549     13.955001            35,565
    Remaining contract charges        38,008,202            --       544,387,008
 2006  Lowest contract charges             9,242     15.666027           144,750
    Highest contract charges               2,532     13.736415            34,777
    Remaining contract charges        33,818,630            --       469,905,418

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 2010  Lowest contract charges          0.85%              --            28.56%
    Highest contract charges            2.70%              --            26.20%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.33%           40.58%
    Highest contract charges            2.69%              --            38.00%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.86%              --           (51.97)%
    Highest contract charges            2.56%              --           (52.78)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.86%              --             8.89%
    Highest contract charges            2.55%            0.13%            7.06%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.13%              --             1.37%
    Highest contract charges            2.54%              --            (0.04)%
    Remaining contract charges            --               --               --
MFS(R) NEW DISCOVERY SERIES
 2010  Lowest contract charges          0.85%              --            35.19%
    Highest contract charges            2.64%              --            32.64%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%              --            61.80%
    Highest contract charges            2.55%              --            59.08%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%              --           (39.84)%
    Highest contract charges            2.56%              --           (40.86)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%              --             1.65%
    Highest contract charges            2.54%              --            (0.07)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.87%              --            12.26%
    Highest contract charges            2.55%              --            10.36%
    Remaining contract charges            --               --               --
MFS(R) TOTAL RETURN SERIES
 2010  Lowest contract charges          0.09%              --             9.09%
    Highest contract charges            1.77%              --             6.95%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            3.75%           17.03%
    Highest contract charges            2.66%              --            14.89%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            2.72%          (22.79)%
    Highest contract charges            2.56%            3.11%          (24.10)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            2.17%            3.33%
    Highest contract charges            2.54%            2.51%            1.59%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.84%            1.63%           10.95%
    Highest contract charges            2.54%            0.57%            9.08%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 2010  Lowest contract charges             9,835    $13.023053          $128,076
    Highest contract charges               1,920     13.443928            25,813
    Remaining contract charges         6,825,515            --        95,379,182
 2009  Lowest contract charges             6,686     15.328597           102,486
    Highest contract charges               3,062     12.374329            37,895
    Remaining contract charges         6,759,065            --        88,005,943
 2008  Lowest contract charges             4,323     12.597874            54,460
    Highest contract charges               1,954     11.556828            22,577
    Remaining contract charges         5,861,241            --        66,397,370
 2007  Lowest contract charges             4,611     18.846102            86,898
    Highest contract charges               1,506     17.585857            26,482
    Remaining contract charges         4,214,215            --        76,690,143
 2006  Lowest contract charges             1,146     17.614057            20,192
    Highest contract charges                 468     16.717946             7,818
    Remaining contract charges         2,959,469            --        50,725,511
MFS(R) RESEARCH BOND SERIES
 2010  Lowest contract charges            30,858     11.495054           354,712
    Highest contract charges               1,887     12.148560            22,921
    Remaining contract charges         6,559,661            --        78,922,823
 2009  Lowest contract charges             6,192     11.982110            74,196
    Highest contract charges                 201     11.593479             2,331
    Remaining contract charges         5,535,651            --        63,319,277
 2008  Lowest contract charges               894     10.403409             9,305
    Highest contract charges               2,704      9.750337            26,367
    Remaining contract charges         4,206,556            --        42,216,750
 2007  Lowest contract charges             1,564     10.656122            16,667
    Highest contract charges               2,030     10.244550            20,801
    Remaining contract charges         2,739,450            --        28,686,847
 2006  Lowest contract charges             2,071     10.344135            21,411
    Highest contract charges                 372     10.084786             3,747
    Remaining contract charges         1,086,634            --        11,104,207
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2010  Lowest contract charges             2,165     13.637966            29,524
    Highest contract charges                 111     14.786061             1,634
    Remaining contract charges         1,872,506            --        24,309,308
 2009  Lowest contract charges             2,173     12.412738            26,975
    Highest contract charges                 245     13.723028             3,357
    Remaining contract charges         2,052,741            --        24,462,334
 2008  Lowest contract charges             3,962      9.566686            37,904
    Highest contract charges               1,866      8.987191            16,768
    Remaining contract charges         2,267,514            --        21,007,016
 2007  Lowest contract charges             3,508     16.749135            58,758
    Highest contract charges                 839     16.005105            13,426
    Remaining contract charges         1,234,949            --        20,184,916
 2006  Lowest contract charges            57,081     14.847352           847,466
    Highest contract charges               7,176     14.564440           104,514
    Remaining contract charges           435,505            --         6,404,209

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MFS(R) VALUE SERIES
 2010  Lowest contract charges          0.32%              --            10.66%
    Highest contract charges            1.18%              --             8.51%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.03%           21.68%
    Highest contract charges            2.68%            0.76%           19.19%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            1.77%          (33.15)%
    Highest contract charges            2.55%            1.25%          (34.28)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            0.77%            7.00%
    Highest contract charges            2.50%            0.84%            5.19%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%            1.00%           19.82%
    Highest contract charges            2.57%              --            17.80%
    Remaining contract charges            --               --               --
MFS(R) RESEARCH BOND SERIES
 2010  Lowest contract charges          0.32%              --             6.67%
    Highest contract charges            0.65%              --             4.55%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            2.04%           15.18%
    Highest contract charges              --               --            12.83%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.86%              --            (3.19)%
    Highest contract charges            2.55%            2.51%           (4.82)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.15%            3.55%            3.02%
    Highest contract charges            2.46%            2.44%            1.58%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.15%            4.16%            2.86%
    Highest contract charges            2.55%            4.18%            1.43%
    Remaining contract charges            --               --               --
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2010  Lowest contract charges          0.85%            1.55%            9.87%
    Highest contract charges            0.64%              --             7.81%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.84%           29.75%
    Highest contract charges            0.43%              --            27.37%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            0.83%          (42.88)%
    Highest contract charges            2.55%            0.56%          (43.85)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%              --            11.87%
    Highest contract charges            2.23%              --             9.98%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            2.08%           23.88%
    Highest contract charges            2.50%            1.44%           22.46%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2010  Lowest contract charges             8,735    $12.357294          $107,937
    Highest contract charges               5,714     11.222139            64,125
    Remaining contract charges           451,977            --         5,281,814
 2009  Lowest contract charges             9,219     10.753312            99,133
    Highest contract charges               6,884      9.927811            68,338
    Remaining contract charges           489,051            --         5,017,840
 2008  Lowest contract charges            12,056      8.307570           100,158
    Highest contract charges               7,958      7.797435            62,054
    Remaining contract charges           257,811            --         2,062,212
 2007  Lowest contract charges             9,121     13.109180           119,573
    Highest contract charges               6,540     12.509501            81,813
    Remaining contract charges           278,359            --         3,549,498
 2006  Lowest contract charges             1,347     11.678964            15,712
    Highest contract charges               3,642     11.330079            41,259
    Remaining contract charges           125,414            --         1,438,798
BLACKROCK GLOBAL OPPORTUNITIES
 V.I. FUND+
 2010  Lowest contract charges               490     15.280107             7,480
    Highest contract charges               1,485     14.750428            21,907
    Remaining contract charges                --            --                --
 2009  Lowest contract charges               493     13.663124             6,735
    Highest contract charges               1,485     13.242298            19,667
    Remaining contract charges                --            --                --
 2008  Lowest contract charges               570     10.466966             5,961
    Highest contract charges               1,485     10.185255            15,127
    Remaining contract charges             1,064            --            10,872
 2007  Lowest contract charges               834     19.680286            16,421
    Highest contract charges              15,055     19.227626           289,471
    Remaining contract charges             1,064            --            20,512
 2006  Lowest contract charges               936     14.616321            13,674
    Highest contract charges              15,055     14.337316           215,848
    Remaining contract charges             1,064            --            15,288
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2010  Lowest contract charges               903     10.708596             9,665
    Highest contract charges              21,258     10.252747           217,957
    Remaining contract charges            22,860            --           223,115
 2009  Lowest contract charges             1,448      9.379470            13,580
    Highest contract charges              20,965      9.025173           189,210
    Remaining contract charges            33,751            --           278,994
 2008  Lowest contract charges               386      6.265303             2,416
    Highest contract charges              21,304      7.308137           155,695
    Remaining contract charges            46,213            --           317,638
 2007  Lowest contract charges             1,621     12.955864            20,997
    Highest contract charges               3,416     12.591905            43,018
    Remaining contract charges            66,334            --           800,943
 2006  Lowest contract charges             2,283     10.024557            22,882
    Highest contract charges              26,968     11.920245           321,464
    Remaining contract charges            53,939            --           603,388

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MFS(R) RESEARCH SERIES
 2010  Lowest contract charges          0.85%            0.91%           14.92%
    Highest contract charges            2.50%            1.00%           13.04%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.47%           29.44%
    Highest contract charges            2.50%            1.50%           27.32%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.85%            0.63%          (36.63)%
    Highest contract charges            2.51%            0.52%          (37.67)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          0.84%            0.22%           12.25%
    Highest contract charges            2.49%            0.66%           10.41%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.85%              --             9.54%
    Highest contract charges            2.50%            0.52%            7.75%
    Remaining contract charges            --               --               --
BLACKROCK GLOBAL OPPORTUNITIES
 V.I. FUND+
 2010  Lowest contract charges          1.65%            3.11%            9.41%
    Highest contract charges            2.05%            3.12%            8.97%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.65%            0.16%           30.54%
    Highest contract charges            2.05%            0.16%           30.01%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.66%            0.34%          (46.82)%
    Highest contract charges            2.06%            0.05%          (47.03)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.65%            1.03%           34.65%
    Highest contract charges            2.04%            1.09%           34.11%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.63%            1.58%           20.02%
    Highest contract charges            2.05%            0.96%           19.54%
    Remaining contract charges            --               --               --
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2010  Lowest contract charges          1.65%            1.11%           13.60%
    Highest contract charges            2.15%            1.13%           13.03%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.65%            0.01%           24.11%
    Highest contract charges            2.15%            0.01%           23.50%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.40%            3.29%          (41.52)%
    Highest contract charges            2.15%            0.65%          (41.96)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.65%            0.29%            6.61%
    Highest contract charges            2.07%            2.49%            6.08%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            0.29%            5.72%
    Highest contract charges            2.06%            0.19%            5.04%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I.
 INTERNATIONAL GROWTH EQUITY+
 2010  Lowest contract charges               652     $9.777615            $6,370
    Highest contract charges               2,737      9.624595            26,341
    Remaining contract charges                --            --                --
 2009  Lowest contract charges               654      9.018177             5,895
    Highest contract charges               2,779      8.908163            24,755
    Remaining contract charges                --            --                --
 2008  Lowest contract charges               656      6.694338             4,392
    Highest contract charges               2,778      6.635832            18,436
    Remaining contract charges                --            --                --
 2007  Lowest contract charges               713     13.181607             9,396
    Highest contract charges               1,495     13.082745            19,562
    Remaining contract charges             2,617            --            34,321
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges             8,539     12.007960           102,538
    Highest contract charges                 620     20.269856            12,570
    Remaining contract charges           219,446            --         2,595,976
 2009  Lowest contract charges             9,702      9.155877            88,830
    Highest contract charges                 139     15.743768             2,194
    Remaining contract charges           201,942            --         1,832,216
 2008  Lowest contract charges             7,501      5.867795            44,013
    Highest contract charges               1,207      5.790212             6,989
    Remaining contract charges           127,425            --           743,249
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges             7,819     10.597346            82,857
    Highest contract charges               1,592     10.128192            16,120
    Remaining contract charges            80,273            --           840,675
 2009  Lowest contract charges             7,268      8.747530            63,573
    Highest contract charges               1,727      8.495059            14,668
    Remaining contract charges            77,330            --           673,422
 2008  Lowest contract charges             3,750      6.339560            23,773
    Highest contract charges               1,472      6.255779             9,210
    Remaining contract charges            54,266            --           344,844
 2007  Lowest contract charges               996     13.831448            13,778
    Highest contract charges                 788     12.062939             9,507
    Remaining contract charges             1,374            --            18,216
 2006  Lowest contract charges                59     11.473975               679
    Highest contract charges                 776     11.444937             8,880
    Remaining contract charges                --            --                --

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
INVESCO VAN KAMPEN V. I.
 INTERNATIONAL GROWTH EQUITY+
 2010  Lowest contract charges          1.35%            1.40%            8.42%
    Highest contract charges            1.70%            1.40%            8.04%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%            0.84%           34.71%
    Highest contract charges            1.70%            0.85%           34.24%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.36%              --           (49.22)%
    Highest contract charges            1.71%              --           (49.39)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.30%            0.58%           12.73%
    Highest contract charges            1.84%            0.20%           12.17%
    Remaining contract charges            --               --               --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges          0.85%              --            31.15%
    Highest contract charges            2.70%              --            28.75%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%              --            56.04%
    Highest contract charges            2.68%              --            53.18%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            0.33%          (45.31)%
    Highest contract charges            2.03%            0.60%          (45.89)%
    Remaining contract charges            --               --               --
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges          0.85%            0.88%           21.15%
    Highest contract charges            2.45%            0.87%           19.23%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.14%           37.98%
    Highest contract charges            2.44%            1.11%           35.80%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%            0.25%          (39.56)%
    Highest contract charges            2.04%              --           (40.20)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            1.00%            6.30%
    Highest contract charges            2.19%            0.58%            5.40%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          0.62%              --            15.97%
    Highest contract charges            1.10%              --            15.75%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges               817     $7.978864            $6,515
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2009  Lowest contract charges               817      6.437888             5,260
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2008  Lowest contract charges               818      3.850448             3,149
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges             4,191      5.678500            23,800
    Highest contract charges              10,530      5.246144            55,242
    Remaining contract charges            25,983            --           142,715
 2009  Lowest contract charges             4,645      4.542372            21,101
    Highest contract charges              10,532      4.244987            44,709
    Remaining contract charges            29,663            --           131,037
 2008  Lowest contract charges             5,240      2.719763            14,252
    Highest contract charges              10,535      2.571081            27,086
    Remaining contract charges            33,773            --            89,797
 2007  Lowest contract charges             3,976      5.422083            21,556
    Highest contract charges               9,263      5.185166            48,030
    Remaining contract charges            23,256            --           123,606
 2006  Lowest contract charges             2,101      4.615129             9,694
    Highest contract charges               1,421      4.579776             6,510
    Remaining contract charges                --            --                --
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2010  Lowest contract charges             1,050     12.088848            12,693
    Highest contract charges                 299     11.168445             3,337
    Remaining contract charges               634            --             7,272
 2009  Lowest contract charges             1,188      9.249819            10,989
    Highest contract charges                 299      8.644265             2,585
    Remaining contract charges               179            --             1,627
 2008  Lowest contract charges             1,195      5.858325             6,998
    Highest contract charges                 299      5.538087             1,657
    Remaining contract charges               180            --             1,043
 2007  Lowest contract charges               870     11.462786             9,971
    Highest contract charges                 181     11.365645             2,056
    Remaining contract charges                --            --                --
 2006  Lowest contract charges               688      9.473026             6,516
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges          2.50%              --            23.94%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          2.50%              --            67.20%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          2.50%            0.08%          (52.77)%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges          1.35%              --            25.01%
    Highest contract charges            2.50%              --            23.58%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%              --            67.01%
    Highest contract charges            2.50%              --            65.11%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%              --           (49.84)%
    Highest contract charges            2.51%              --           (50.42)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%              --            17.49%
    Highest contract charges            2.48%              --            16.14%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%              --            13.36%
    Highest contract charges            1.69%              --            13.21%
    Remaining contract charges            --               --               --
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2010  Lowest contract charges          1.35%              --            30.69%
    Highest contract charges            2.50%              --            29.20%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%              --            57.89%
    Highest contract charges            2.48%              --            56.09%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%            0.46%          (48.89)%
    Highest contract charges            2.50%            0.53%          (49.48)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.35%            0.14%           21.00%
    Highest contract charges            1.63%            0.17%           20.64%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.36%              --            15.63%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2010  Lowest contract charges             3,208    $11.469401           $36,791
    Highest contract charges                 621     11.421484             7,092
    Remaining contract charges                --            --                --
 2009  Lowest contract charges             3,208     10.712557            34,364
    Highest contract charges                 655     10.673124             6,993
    Remaining contract charges                --            --                --
 2008  Lowest contract charges             3,208      9.117210            29,246
    Highest contract charges                 660      9.088189             5,997
    Remaining contract charges                --            --                --
 2007  Lowest contract charges             7,310     11.866969            86,756
    Highest contract charges                 663     11.835112             7,844
    Remaining contract charges                --            --                --
 2006  Lowest contract charges             1,300     11.640579            15,128
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
INVESCO V I SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges               576     10.602544             6,102
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2009  Lowest contract charges               607      9.767662             5,932
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2008  Lowest contract charges               602      8.005295             4,818
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2007  Lowest contract charges               604     12.876060             7,783
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
MTB MODERATE GROWTH FUND II
 2010  Lowest contract charges             1,667     10.115741            16,865
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2009  Lowest contract charges             1,667      9.264280            15,445
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2008  Lowest contract charges             1,506      7.468262            11,250
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2010  Lowest contract charges          1.65%            6.00%            7.07%
    Highest contract charges            1.71%            5.97%            7.01%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.65%            7.04%           17.50%
    Highest contract charges            1.70%            7.12%           17.44%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.65%            2.53%          (23.17)%
    Highest contract charges            1.70%            2.11%          (23.21)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.64%            6.37%            1.95%
    Highest contract charges            1.68%            6.13%            1.89%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.62%            5.29%            3.07%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
INVESCO V I SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges          1.70%            1.47%            8.55%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            1.75%           22.02%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%            0.36%          (37.83)%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.69%            1.09%            2.20%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
MTB MODERATE GROWTH FUND II
 2010  Lowest contract charges          1.25%            0.74%            9.18%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            24.05%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%            4.57%          (28.00)%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES VS FUND
 2010  Lowest contract charges         1,680,993     $1.624525        $2,730,815
    Highest contract charges               1,986     16.190644            32,146
    Remaining contract charges         7,022,778            --        11,307,436
 2009  Lowest contract charges         1,891,098      1.452890         2,747,558
    Highest contract charges              13,045      1.361070            17,756
    Remaining contract charges         8,954,618            --        12,621,460
 2008  Lowest contract charges         2,421,741      1.071276         2,594,353
    Highest contract charges              14,590      1.012127            14,767
    Remaining contract charges        11,526,826            --        11,939,979
 2007  Lowest contract charges         2,912,089      2.115341         6,160,062
    Highest contract charges             873,698      2.019711         1,764,618
    Remaining contract charges        14,633,001            --        30,114,290
 2006  Lowest contract charges         3,491,387      1.797836         6,276,941
    Highest contract charges             993,268      1.730327         1,718,678
    Remaining contract charges        18,389,737            --        32,312,468
COLUMBIA HIGH YIELD VS FUND
 2010  Lowest contract charges         1,534,226      1.817245         2,788,064
    Highest contract charges               1,762     15.759251            27,774
    Remaining contract charges         5,292,210            --         9,525,525
 2009  Lowest contract charges         1,788,338      1.651008         2,952,561
    Highest contract charges                  89     14.484465             1,291
    Remaining contract charges         6,502,117            --        10,486,916
 2008  Lowest contract charges         2,248,669      1.164936         2,619,556
    Highest contract charges               3,018      1.100653             3,322
    Remaining contract charges         8,593,424            --         9,694,598
 2007  Lowest contract charges         3,326,528      1.575227         5,240,036
    Highest contract charges               3,018      1.501025             4,531
    Remaining contract charges        12,101,919            --        18,543,906
 2006  Lowest contract charges         4,010,585      1.573202         6,309,462
    Highest contract charges             545,774      1.514137           826,376
    Remaining contract charges        14,106,120            --        21,700,575
COLUMBIA MARSICO FOCUSED EQUITIES
 VS FUND
 2010  Lowest contract charges         2,307,271      1.193073         2,752,743
    Highest contract charges                 260     14.736564             3,824
    Remaining contract charges         7,268,393            --         8,492,616
 2009  Lowest contract charges         2,690,823      1.022174         2,750,490
    Highest contract charges                 102     12.772817             1,302
    Remaining contract charges         8,798,268            --         8,735,806
 2008  Lowest contract charges         3,505,937      0.808002         2,832,805
    Highest contract charges              18,947      0.763373            14,464
    Remaining contract charges        10,905,516            --         8,540,244
 2007  Lowest contract charges         4,705,021      1.400168         6,587,820
    Highest contract charges              18,947      1.334152            25,278
    Remaining contract charges        15,914,822            --        21,692,242
 2006  Lowest contract charges         5,334,158      1.253960         6,688,822
    Highest contract charges             408,968      1.206847           493,562
    Remaining contract charges        18,913,557            --        23,199,182

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES VS FUND
 2010  Lowest contract charges          1.70%            0.68%           11.81%
    Highest contract charges            1.96%            0.70%           10.65%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            1.90%           35.62%
    Highest contract charges            2.55%            1.87%           34.48%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%            1.25%          (49.36)%
    Highest contract charges            2.53%            1.76%          (49.79)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            0.11%           17.66%
    Highest contract charges            2.49%            0.11%           16.72%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.70%            0.28%           21.15%
    Highest contract charges            2.50%            0.29%           20.18%
    Remaining contract charges            --               --               --
COLUMBIA HIGH YIELD VS FUND
 2010  Lowest contract charges          1.70%            7.86%           10.07%
    Highest contract charges            1.94%            7.54%            8.92%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%           10.36%           41.73%
    Highest contract charges            0.37%              --            40.39%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%           10.06%          (26.05)%
    Highest contract charges            2.55%           10.51%          (26.67)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            4.99%            0.13%
    Highest contract charges            2.24%              --            (0.72)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.70%            2.50%            9.37%
    Highest contract charges            2.50%            2.68%            8.50%
    Remaining contract charges            --               --               --
COLUMBIA MARSICO FOCUSED EQUITIES
 VS FUND
 2010  Lowest contract charges          1.70%            0.44%           16.72%
    Highest contract charges            0.40%              --            15.50%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            0.65%           26.51%
    Highest contract charges            0.37%              --            25.31%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%            0.10%          (42.29)%
    Highest contract charges            2.56%            0.10%          (42.78)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            0.12%           11.66%
    Highest contract charges            2.23%              --            10.72%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.70%              --             6.45%
    Highest contract charges            2.50%              --             5.60%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
NATIONS ASSET ALLOCATION
 PORTFOLIO
 2010  Lowest contract charges           908,776     $1.131020        $1,027,844
    Highest contract charges              25,402      1.054243            26,780
    Remaining contract charges         2,895,560            --         3,153,303
 2009  Lowest contract charges         1,300,740      1.014216         1,319,231
    Highest contract charges              25,402      0.952958            24,207
    Remaining contract charges         3,189,186            --         3,127,367
COLUMBIA MARSICO GROWTH VS FUND
 2010  Lowest contract charges         1,347,165      1.184433         1,595,627
    Highest contract charges               2,421     14.743215            35,687
    Remaining contract charges         6,942,528            --         8,128,286
 2009  Lowest contract charges         1,681,891      0.991159         1,667,022
    Highest contract charges             479,559      0.931266           446,597
    Remaining contract charges         8,591,283            --         8,260,280
 2008  Lowest contract charges         2,277,410      0.795926         1,812,650
    Highest contract charges             602,663      0.753832           454,307
    Remaining contract charges        11,105,343            --         8,562,757
 2007  Lowest contract charges         3,113,073      1.336980         4,162,117
    Highest contract charges             807,292      1.276468         1,030,483
    Remaining contract charges        15,164,528            --        19,732,999
 2006  Lowest contract charges         3,807,635      1.157582         4,407,652
    Highest contract charges             840,103      1.114060           935,925
    Remaining contract charges        19,282,089            --        21,821,779
COLUMBIA MARSICO 21ST CENTURY VS
 FUND
 2010  Lowest contract charges           516,442      1.626198           839,837
    Highest contract charges              17,077      1.510522            25,796
    Remaining contract charges         1,549,281            --         2,433,282
 2009  Lowest contract charges           562,570      1.408758           792,525
    Highest contract charges              18,703      1.319720            24,683
    Remaining contract charges         1,987,624            --         2,708,206
 2008  Lowest contract charges           836,900      1.127674           943,750
    Highest contract charges              20,917      1.065417            22,285
    Remaining contract charges         2,589,840            --         2,827,414
 2007  Lowest contract charges         1,002,544      2.032516         2,037,686
    Highest contract charges             283,373      1.940597           549,913
    Remaining contract charges         3,361,216            --         6,652,353
 2006  Lowest contract charges         1,096,576      1.733100         1,900,474
    Highest contract charges             223,075      1.668003           372,090
    Remaining contract charges         3,593,601            --         6,093,317

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
NATIONS ASSET ALLOCATION
 PORTFOLIO
 2010  Lowest contract charges          1.70%            2.46%           11.52%
    Highest contract charges            2.50%            2.66%           10.63%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            4.00%           21.91%
    Highest contract charges            2.50%            4.10%           20.94%
    Remaining contract charges            --               --               --
COLUMBIA MARSICO GROWTH VS FUND
 2010  Lowest contract charges          1.70%            0.12%           19.50%
    Highest contract charges            1.94%            0.12%           18.25%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            0.75%           24.53%
    Highest contract charges            2.50%            0.75%           23.54%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%            0.32%          (40.47)%
    Highest contract charges            2.51%            0.33%          (40.94)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            0.08%           15.50%
    Highest contract charges            2.49%            0.08%           14.58%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.70%              --             4.30%
    Highest contract charges            2.50%              --             3.47%
    Remaining contract charges            --               --               --
COLUMBIA MARSICO 21ST CENTURY VS
 FUND
 2010  Lowest contract charges          1.70%              --            15.44%
    Highest contract charges            2.55%              --            14.46%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%            0.11%           24.93%
    Highest contract charges            2.55%            0.12%           23.87%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%              --           (44.52)%
    Highest contract charges            2.53%              --           (44.99)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            0.50%           17.28%
    Highest contract charges            2.49%            0.53%           16.34%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.70%            0.18%           17.73%
    Highest contract charges            2.50%            0.18%           16.79%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH VS
 FUND
 2010  Lowest contract charges         2,180,618     $1.063187        $2,318,405
    Highest contract charges               2,550     18.181663            46,362
    Remaining contract charges        11,483,269            --        12,200,164
 2009  Lowest contract charges         2,799,169      0.831367         2,327,137
    Highest contract charges                  95     14.382918             1,367
    Remaining contract charges        15,596,662            --        12,606,464
 2008  Lowest contract charges         3,828,424      0.587876         2,250,639
    Highest contract charges              41,689      0.555411            23,155
    Remaining contract charges        19,909,763            --        11,325,353
 2007  Lowest contract charges         4,698,220      1.073257         5,042,397
    Highest contract charges              22,269      1.022650            22,773
    Remaining contract charges        26,047,921            --        27,178,824
 2006  Lowest contract charges         5,996,410      0.910638         5,460,558
    Highest contract charges           1,594,421      0.876416         1,397,376
    Remaining contract charges        30,680,599            --        27,311,443
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges            34,296      9.277378           318,182
    Highest contract charges               1,184      8.967505            10,618
    Remaining contract charges            23,118            --           212,145
 2009  Lowest contract charges            38,899      8.607140           334,805
    Highest contract charges               1,185      8.420109             9,974
    Remaining contract charges            24,312            --           207,145
 2008  Lowest contract charges             5,113      6.045910            30,912
    Highest contract charges               1,185      5.985860             7,094
    Remaining contract charges            13,820            --            83,145
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges               655     10.411249             6,819
    Highest contract charges               1,067     16.261862            17,357
    Remaining contract charges           781,303            --         7,972,581
 2009  Lowest contract charges               656      9.075111             5,949
    Highest contract charges                 542     14.439532             7,830
    Remaining contract charges           818,882            --         7,328,326
 2008  Lowest contract charges               543      6.567771             3,569
    Highest contract charges               3,020      6.480915            19,571
    Remaining contract charges           551,930            --         3,601,860
OPPENHEIMER MAIN STREET
 FUND(R)/VA
 2010  Lowest contract charges            43,968      9.767795           429,469
    Highest contract charges               2,174     14.700706            31,958
    Remaining contract charges            71,969            --           692,560
 2009  Lowest contract charges            42,879      8.539296           366,156
    Highest contract charges               1,350     13.000404            17,551
    Remaining contract charges            63,731            --           538,637
 2008  Lowest contract charges            22,966      6.755457           155,149
    Highest contract charges              19,920      6.705097           133,568
    Remaining contract charges            17,057            --           114,833

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH VS
 FUND
 2010  Lowest contract charges          1.70%            0.07%           27.88%
    Highest contract charges            1.98%            0.07%           26.55%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.70%              --            41.42%
    Highest contract charges            0.37%              --            40.08%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.71%              --           (45.23)%
    Highest contract charges            2.55%              --           (45.69)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.70%            0.11%           17.86%
    Highest contract charges            2.23%              --            16.86%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.70%              --            15.70%
    Highest contract charges            2.50%              --            14.78%
    Remaining contract charges            --               --               --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges          1.25%              --             7.79%
    Highest contract charges            2.45%              --             6.50%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.24%              --            42.36%
    Highest contract charges            2.45%            0.01%           40.67%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%              --           (44.44)%
    Highest contract charges            2.04%              --           (44.88)%
    Remaining contract charges            --               --               --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges          0.85%            1.20%           14.72%
    Highest contract charges            2.70%            1.08%           12.62%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            1.89%           38.18%
    Highest contract charges            2.68%              --            35.65%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.69%              --           (38.04)%
    Highest contract charges            1.97%              --           (38.70)%
    Remaining contract charges            --               --               --
OPPENHEIMER MAIN STREET
 FUND(R)/VA
 2010  Lowest contract charges          1.25%            0.86%           14.39%
    Highest contract charges            2.40%            0.72%           13.08%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.21%           26.41%
    Highest contract charges            2.36%              --            24.96%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%              --           (36.02)%
    Highest contract charges            1.77%              --           (36.40)%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R)/VA
 2010  Lowest contract charges             4,273    $11.242391           $48,034
    Highest contract charges               2,099     17.227479            36,160
    Remaining contract charges           604,067            --         6,688,827
 2009  Lowest contract charges             4,211      9.213986            38,796
    Highest contract charges               1,178     14.382713            16,948
    Remaining contract charges           635,823            --         5,805,324
 2008  Lowest contract charges             1,808      6.788641            12,273
    Highest contract charges               3,427      6.698951            22,959
    Remaining contract charges           353,851            --         2,387,127
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges            11,358      9.516918           108,091
    Highest contract charges                 820      9.199060             7,543
    Remaining contract charges             7,645            --            71,621
 2009  Lowest contract charges             6,187      8.393926            51,935
    Highest contract charges                 821      8.211525             6,737
    Remaining contract charges             8,316            --            69,073
 2008  Lowest contract charges               878      6.345401             5,571
    Highest contract charges                 821      6.282392             5,158
    Remaining contract charges             7,738            --            48,853
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges             3,099     12.287807            38,077
    Highest contract charges               4,956     17.303702            85,756
    Remaining contract charges         1,762,832            --        21,834,977
 2009  Lowest contract charges             3,346     10.999008            36,798
    Highest contract charges               3,121     15.777861            49,245
    Remaining contract charges         1,709,598            --        18,650,146
 2008  Lowest contract charges               816      7.140272             5,827
    Highest contract charges               5,623      7.045284            39,612
    Remaining contract charges           919,046            --         6,524,741
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges            13,881     10.480475           145,483
    Highest contract charges                 385     10.129787             3,895
    Remaining contract charges            41,237            --           477,632
 2009  Lowest contract charges             2,252      9.253044            20,836
    Highest contract charges                 386      9.051288             3,493
    Remaining contract charges            31,928            --           292,432
 2008  Lowest contract charges             2,323      6.929740            16,098
    Highest contract charges                 386      6.860423             2,650
    Remaining contract charges            12,154            --            83,841

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R)/VA
 2010  Lowest contract charges          0.85%            0.42%           22.01%
    Highest contract charges            2.70%            0.26%           19.78%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            0.45%           35.73%
    Highest contract charges            2.67%              --            33.24%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%              --           (35.55)%
    Highest contract charges            2.01%              --           (36.23)%
    Remaining contract charges            --               --               --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges          1.25%            0.84%           13.38%
    Highest contract charges            2.45%            0.89%           12.03%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            0.34%           30.93%
    Highest contract charges            2.45%            1.04%           29.37%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.99%              --           (41.14)%
    Highest contract charges            2.05%              --           (41.61)%
    Remaining contract charges            --               --               --
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges          0.85%           15.21%           11.72%
    Highest contract charges            2.70%           15.63%            9.67%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            3.89%           54.04%
    Highest contract charges            2.67%            2.13%           51.22%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.71%              --           (30.36)%
    Highest contract charges            2.02%              --           (31.10)%
    Remaining contract charges            --               --               --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges          1.25%            5.42%           13.27%
    Highest contract charges            2.45%            5.50%           11.92%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            5.82%           33.53%
    Highest contract charges            2.45%            5.93%           31.94%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.02%              --           (32.74)%
    Highest contract charges            2.03%              --           (33.27)%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges             4,912     $7.763364           $38,136
    Highest contract charges                 463      7.567555             3,505
    Remaining contract charges             5,124            --            39,316
 2009  Lowest contract charges             2,833      7.338204            20,792
    Highest contract charges               2,407      7.217723            17,374
    Remaining contract charges             4,831            --            35,195
 2008  Lowest contract charges             2,324      5.888359            13,685
    Highest contract charges               1,210      5.844073             7,074
    Remaining contract charges             3,404            --            19,970
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges             3,212      8.134685            26,126
    Highest contract charges               1,088      7.851160             8,538
    Remaining contract charges            33,409            --           267,067
 2009  Lowest contract charges             1,234      7.486362             9,235
    Highest contract charges               1,088      7.316213             7,956
    Remaining contract charges            35,844            --           265,334
 2008  Lowest contract charges             1,035      6.082250             6,294
    Highest contract charges                 511      6.018823             3,075
    Remaining contract charges            10,433            --            63,177
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges             2,763     10.665254            29,472
    Highest contract charges               3,150     16.907758            53,252
    Remaining contract charges            21,758            --           227,834
 2009  Lowest contract charges             2,100      8.571990            17,999
    Highest contract charges               9,664      8.431222            81,481
    Remaining contract charges             9,441            --            80,218
 2008  Lowest contract charges             1,660      6.598994            10,953
    Highest contract charges                 515      6.560349             3,378
    Remaining contract charges             9,322            --            61,291
PUTNAM VT VOYAGER
 2010  Lowest contract charges               729     15.402708            11,236
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges          1.25%            2.15%            5.79%
    Highest contract charges            2.15%            7.70%            4.85%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            24.62%
    Highest contract charges            2.14%              --            23.51%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%              --           (44.38)%
    Highest contract charges            1.80%              --           (44.71)%
    Remaining contract charges            --               --               --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges          1.25%            2.15%            8.66%
    Highest contract charges            2.50%            3.50%            7.31%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            23.09%
    Highest contract charges            2.49%              --            21.56%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%              --           (42.12)%
    Highest contract charges            1.98%              --           (42.60)%
    Remaining contract charges            --               --               --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges          1.25%            0.28%           24.42%
    Highest contract charges            0.83%              --            23.00%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.76%           29.90%
    Highest contract charges            2.14%            1.14%           28.73%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.04%              --           (36.06)%
    Highest contract charges            1.55%              --           (36.36)%
    Remaining contract charges            --               --               --
PUTNAM VT VOYAGER
 2010  Lowest contract charges          0.14%              --            20.20%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2010  Lowest contract charges           244,276    $11.373639        $2,778,309
    Highest contract charges              10,462     11.602833           121,383
    Remaining contract charges         6,880,323            --        87,615,650
 2009  Lowest contract charges           273,253     10.542935         2,880,893
    Highest contract charges               9,010     10.879732            98,022
    Remaining contract charges         7,354,060            --        87,114,015
 2008  Lowest contract charges           143,185      9.736334         1,394,097
    Highest contract charges             188,506     10.505735         1,980,392
    Remaining contract charges         4,824,919            --        53,064,565
 2007  Lowest contract charges         2,381,632     10.917888        26,002,390
    Highest contract charges             232,127     10.595114         2,459,413
    Remaining contract charges         2,523,618            --        28,170,831
 2006  Lowest contract charges         1,524,302     10.409823        15,867,716
    Highest contract charges             169,434     10.183203         1,725,377
    Remaining contract charges         2,066,303            --        21,997,974
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO
 2010  Lowest contract charges           357,164     12.741866         4,550,937
    Highest contract charges                 838     14.854531            12,449
    Remaining contract charges           397,736            --         5,104,875
 2009  Lowest contract charges           368,916     11.371303         4,195,059
    Highest contract charges               1,268     13.396659            16,990
    Remaining contract charges           421,424            --         4,858,608
 2008  Lowest contract charges           388,838      8.621776         3,352,475
    Highest contract charges              42,756      8.300173           354,884
    Remaining contract charges           428,989            --         3,776,928
 2007  Lowest contract charges           384,638     13.403310         5,155,416
    Highest contract charges              44,133     13.007139           574,044
    Remaining contract charges           437,245            --         6,016,543
 2006  Lowest contract charges           317,213     12.300087         3,901,748
    Highest contract charges              42,667     12.032363           513,382
    Remaining contract charges           431,447            --         5,457,160
JPMORGAN INSURANCE TRUST INTREPID
 MID CAP PORTFOLIO -- 1
 2010  Lowest contract charges               912     10.456407             9,540
    Highest contract charges                 238     16.449289             3,919
    Remaining contract charges           724,746            --        10,102,076
 2009  Lowest contract charges             1,059      8.858494             9,383
    Highest contract charges                 357     14.096719             5,027
    Remaining contract charges           797,822            --         9,449,174
 2008  Lowest contract charges               985      6.611804             6,513
    Highest contract charges              28,749      8.469233           243,481
    Remaining contract charges           821,230            --         7,284,362
 2007  Lowest contract charges           301,133     14.573924         4,388,690
    Highest contract charges              23,787     14.143199           336,431
    Remaining contract charges           395,820            --         5,847,811
 2006  Lowest contract charges           143,463     14.360212         2,060,153
    Highest contract charges              14,187     14.047695           199,294
    Remaining contract charges           247,142            --         3,626,021

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2010  Lowest contract charges          1.25%            4.13%            7.88%
    Highest contract charges            2.40%            3.63%            6.65%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            6.71%            8.28%
    Highest contract charges            2.38%              --             7.05%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%              --            (0.47)%
    Highest contract charges            2.15%            5.70%           (0.84)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            4.28%            4.88%
    Highest contract charges            2.14%            4.39%            4.05%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            3.09%            2.74%
    Highest contract charges            2.15%            3.19%            1.92%
    Remaining contract charges            --               --               --
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO
 2010  Lowest contract charges          1.35%            0.86%           12.05%
    Highest contract charges            2.40%            0.91%           10.88%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%            2.78%           31.89%
    Highest contract charges            2.37%              --            30.51%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%            1.13%          (35.67)%
    Highest contract charges            2.15%            1.12%          (36.19)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.98%            8.97%
    Highest contract charges            2.14%            0.99%            8.10%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.72%           14.59%
    Highest contract charges            2.15%            0.69%           13.68%
    Remaining contract charges            --               --               --
JPMORGAN INSURANCE TRUST INTREPID
 MID CAP PORTFOLIO -- 1
 2010  Lowest contract charges          1.25%            1.33%           18.04%
    Highest contract charges            2.40%            1.56%           16.69%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            1.67%           33.98%
    Highest contract charges            2.38%              --            32.45%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%              --           (36.24)%
    Highest contract charges            2.15%            0.55%          (40.12)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.51%            1.49%
    Highest contract charges            2.14%            0.53%            0.68%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.34%            0.17%           12.59%
    Highest contract charges            2.14%            0.21%           11.69%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST EQUITY
 INDEX PORTFOLIO --1
 2010  Lowest contract charges         1,729,571    $11.410038       $19,734,469
    Highest contract charges               4,098     14.040281            57,533
    Remaining contract charges         1,797,386            --        19,953,470
 2009  Lowest contract charges               764      8.543247             6,525
    Highest contract charges               4,541     12.570344            57,075
    Remaining contract charges         3,957,416            --        39,494,892
 2008  Lowest contract charges               835      6.841823             5,711
    Highest contract charges             179,982      7.801356         1,404,103
    Remaining contract charges         3,795,542            --        30,433,740
 2007  Lowest contract charges         1,479,699     13.080749        19,355,568
    Highest contract charges             163,764     12.694071         2,078,832
    Remaining contract charges         1,657,711            --        21,333,059
 2006  Lowest contract charges         1,079,426     12.615484        13,617,496
    Highest contract charges             140,112     12.340879         1,729,109
    Remaining contract charges         1,516,653            --        18,901,955
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO -- 1
 2010  Lowest contract charges           187,034     11.365424         2,125,719
    Highest contract charges               9,247     10.767758            99,569
    Remaining contract charges           147,567            --         1,711,341
 2009  Lowest contract charges           208,153      9.922386         2,065,375
    Highest contract charges              10,026      9.476105            95,008
    Remaining contract charges           162,467            --         1,638,280
 2008  Lowest contract charges           209,460      7.487459         1,568,322
    Highest contract charges              11,368      7.208078            81,942
    Remaining contract charges           164,893            --         1,260,398
 2007  Lowest contract charges            78,056     12.486286           974,629
    Highest contract charges               4,440     12.117122            53,802
    Remaining contract charges            62,702            --           823,909
 2006  Lowest contract charges             4,520     11.345689            51,280
    Highest contract charges               9,047     11.190639           101,238
    Remaining contract charges             5,929            --            99,469
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO -- 1+
 2010  Lowest contract charges             4,723     11.084997            52,352
    Highest contract charges                 740     17.731483            13,127
    Remaining contract charges           835,513            --        11,752,048
 2009  Lowest contract charges             7,021      8.934347            62,729
    Highest contract charges                 879     14.456538            12,703
    Remaining contract charges           945,931            --        10,750,145
 2008  Lowest contract charges             6,039      6.324547            38,192
    Highest contract charges              42,248      7.876044           332,746
    Remaining contract charges           934,820            --         7,555,337
 2007  Lowest contract charges           412,613     14.751510         6,086,670
    Highest contract charges              38,548     14.315500           551,835
    Remaining contract charges           571,697            --         8,290,589
 2006  Lowest contract charges           347,835     12.753368         4,436,049
    Highest contract charges              36,793     12.475767           459,020
    Remaining contract charges           580,988            --         7,316,073

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
JPMORGAN INSURANCE TRUST EQUITY
 INDEX PORTFOLIO --1
 2010  Lowest contract charges          1.35%            2.10%           12.87%
    Highest contract charges            2.40%            2.21%           11.69%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%            3.49%           24.87%
    Highest contract charges            2.37%              --            23.44%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%              --           (35.43)%
    Highest contract charges            2.15%            1.97%          (38.54)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            1.31%            3.69%
    Highest contract charges            2.14%            1.34%            2.86%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            1.19%           13.87%
    Highest contract charges            2.15%            1.18%           12.97%
    Remaining contract charges            --               --               --
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO -- 1
 2010  Lowest contract charges          1.35%            0.93%           14.54%
    Highest contract charges            2.15%            0.91%           13.63%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%            0.81%           32.52%
    Highest contract charges            2.15%            0.80%           31.47%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%            0.77%          (40.04)%
    Highest contract charges            2.15%            0.76%          (40.51)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.33%            0.06%           10.05%
    Highest contract charges            2.09%              --             9.18%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            0.08%            3.96%
    Highest contract charges            1.85%            0.05%            3.44%
    Remaining contract charges            --               --               --
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO -- 1+
 2010  Lowest contract charges          1.25%              --            24.07%
    Highest contract charges            2.40%              --            22.65%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.25%              --            41.27%
    Highest contract charges            2.37%              --            39.65%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.03%              --           (41.53)%
    Highest contract charges            2.15%              --           (44.98)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%              --            15.67%
    Highest contract charges            2.14%              --            14.75%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%              --             9.90%
    Highest contract charges            2.15%              --             9.02%
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #   OWNERS' EQUITY
-------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 2010  Lowest contract charges                    120    $10.660006            $1,276
    Highest contract charges                      628     16.058899            10,080
    Remaining contract charges                636,658            --         8,534,607
 2009  Lowest contract charges                    120      8.743408             1,049
    Highest contract charges                      671     13.323919             8,933
    Remaining contract charges                683,580            --         7,528,443
 2008  Lowest contract charges                    120      6.922182               832
    Highest contract charges                   30,193      8.337009           251,720
    Remaining contract charges                715,134            --         6,256,228
 2007  Lowest contract charges                309,617     13.605633         4,212,537
    Highest contract charges                   31,132     13.203462           411,049
    Remaining contract charges                435,693            --         6,062,916
 2006  Lowest contract charges                290,672     13.665218         3,972,101
    Highest contract charges                   32,728     13.367802           437,506
    Remaining contract charges                473,057            --         6,628,643
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges                  5,470     15.049554            82,315
    Highest contract charges                   18,247      1.449157            26,443
    Remaining contract charges                 28,386            --            75,185
 2009  Lowest contract charges                  5,535     14.215046            78,676
    Highest contract charges                   10,055      1.361803            13,694
    Remaining contract charges                 66,512            --           166,657
 2008  Lowest contract charges                  6,751      9.158214            61,828
    Highest contract charges                   10,055      0.883954             8,889
    Remaining contract charges                 88,064            --           141,822
 2007  Lowest contract charges                  3,510     15.325556            53,795
    Highest contract charges                   10,055      1.490377            14,986
    Remaining contract charges                 85,410            --           308,899
 2006  Lowest contract charges                  4,677     14.113382            66,009
    Highest contract charges                   10,055      1.382824            13,905
    Remaining contract charges                 88,898            --           231,503
JENNISON PORTFOLIO
 2010  Lowest contract charges                 19,960      6.904393           137,812
    Highest contract charges                   17,491      0.902404            15,784
    Remaining contract charges                118,048            --           141,978
 2009  Lowest contract charges                 25,349      6.282479           159,253
    Highest contract charges                   18,450      0.828961            15,294
    Remaining contract charges                140,948            --           184,121
 2008  Lowest contract charges                 26,423      4.468193           118,065
    Highest contract charges                   18,456      0.595194            10,985
    Remaining contract charges                176,324            --           163,795
 2007  Lowest contract charges                 28,165      7.256419           204,374
    Highest contract charges                   19,973      0.975858            19,491
    Remaining contract charges                283,609            --           420,112
 2006  Lowest contract charges                 31,922      6.596442           210,568
    Highest contract charges                   23,017      0.895571            20,613
    Remaining contract charges                327,322            --           489,380

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 2010  Lowest contract charges               1.27%            1.17%              21.92%
    Highest contract charges                 2.40%            1.13%              20.53%
    Remaining contract charges                --               --                 --
 2009  Lowest contract charges               1.24%            2.37%              26.31%
    Highest contract charges                 2.37%             --                24.87%
    Remaining contract charges                --               --                 --
 2008  Lowest contract charges               1.07%            0.01%              (34.13)%
    Highest contract charges                 2.16%            1.54%              (36.86)%
    Remaining contract charges                --               --                 --
 2007  Lowest contract charges               1.35%            1.81%              (0.44)%
    Highest contract charges                 2.14%            1.85%              (1.23)%
    Remaining contract charges                --               --                 --
 2006  Lowest contract charges               1.35%            0.75%              15.16%
    Highest contract charges                 2.15%            0.76%              14.24%
    Remaining contract charges                --               --                 --
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges               1.40%             --                5.87%
    Highest contract charges                 2.00%             --                5.24%
    Remaining contract charges                --               --                 --
 2009  Lowest contract charges               1.40%             --                55.22%
    Highest contract charges                 2.15%             --                54.06%
    Remaining contract charges                --               --                 --
 2008  Lowest contract charges               1.40%             --                (40.24)%
    Highest contract charges                 2.15%             --                (40.69)%
    Remaining contract charges                --               --                 --
 2007  Lowest contract charges               1.40%            0.12%              8.59%
    Highest contract charges                 2.14%            0.12%              7.78%
    Remaining contract charges                --               --                 --
 2006  Lowest contract charges               1.40%             --                12.03%
    Highest contract charges                 2.12%             --                11.19%
    Remaining contract charges                --               --                 --
JENNISON PORTFOLIO
 2010  Lowest contract charges               1.40%            0.02%              9.90%
    Highest contract charges                 2.35%            0.02%              8.86%
    Remaining contract charges                --               --                 --
 2009  Lowest contract charges               1.40%            0.29%              40.60%
    Highest contract charges                 2.35%            0.28%              39.28%
    Remaining contract charges                --               --                 --
 2008  Lowest contract charges               1.40%            0.07%              (38.42)%
    Highest contract charges                 2.36%            0.07%              (39.01)%
    Remaining contract charges                --               --                 --
 2007  Lowest contract charges               1.40%             --                10.01%
    Highest contract charges                 2.34%             --                8.97%
    Remaining contract charges                --               --                 --
 2006  Lowest contract charges               1.40%             --                (0.04)%
    Highest contract charges                 2.35%             --                (0.99)%
    Remaining contract charges                --               --                 --

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #   OWNERS' EQUITY
-------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges                 36,751     $1.252920           $46,046
    Highest contract charges                    1,439      1.176021             1,692
    Remaining contract charges                 35,188            --            42,166
 2009  Lowest contract charges                 35,606      1.120566            39,899
    Highest contract charges                  135,807      1.040455           141,301
    Remaining contract charges                 52,694            --            56,511
 2008  Lowest contract charges                 34,590      0.803702            27,800
    Highest contract charges                   10,690      0.760203             8,127
    Remaining contract charges                100,864            --            78,712
 2007  Lowest contract charges                 32,753      1.418866            46,472
    Highest contract charges                   10,690      1.352184            14,455
    Remaining contract charges                138,778            --           192,000
 2006  Lowest contract charges                 32,999      1.399343            46,175
    Highest contract charges                   10,690      1.343621            14,363
    Remaining contract charges                134,247            --           183,707
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2010  Lowest contract charges                  1,978      1.038159             2,053
    Highest contract charges                    4,451      0.989198             4,403
    Remaining contract charges                     --            --                --
 2009  Lowest contract charges                  1,995      0.925036             1,845
    Highest contract charges                    4,454      0.885826             3,946
    Remaining contract charges                     --            --                --
 2008  Lowest contract charges                  2,014      0.687546             1,385
    Highest contract charges                    4,458      0.661706             2,950
    Remaining contract charges                     --            --                --
 2007  Lowest contract charges                  2,028      1.408201             2,855
    Highest contract charges                    4,415      1.375730             6,074
    Remaining contract charges                     --            --                --
 2006  Lowest contract charges                  2,040      1.198770             2,446
    Highest contract charges                    4,418      1.175236             5,192
    Remaining contract charges                 14,560            --            17,306
LEGG MASON CLEARBRIDGE VARIABLE EQUITY
 INCOME BUILDER PORTFOLIO
 2010  Lowest contract charges                  9,725      8.613643            83,765
    Highest contract charges                       --            --                --
    Remaining contract charges                     --            --                (1)
 2009  Lowest contract charges                 10,830      7.781013            84,268
    Highest contract charges                       --            --                --
    Remaining contract charges                     --            --                --
 2008  Lowest contract charges                 12,313      6.420171            79,048
    Highest contract charges                       --            --                --
    Remaining contract charges                     --            --                --
 2007  Lowest contract charges                 29,134     10.019402           291,906
    Highest contract charges                       94      9.985693               934
    Remaining contract charges                  5,701            --            56,988
 2006  Lowest contract charges                217,607      1.334751           290,452
    Highest contract charges                    9,473      1.296582            12,282
    Remaining contract charges                 44,221            --            57,718

                                                                 INVESTMENT
                                                 EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                      RATIO*            RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges                     1.40%              0.33%             11.81%
    Highest contract charges                       2.10%              0.33%             11.03%
    Remaining contract charges                       --                 --                 --
 2009  Lowest contract charges                     1.40%              1.65%             39.43%
    Highest contract charges                       0.23%                --              38.18%
    Remaining contract charges                       --                 --                 --
 2008  Lowest contract charges                     1.40%              1.40%            (43.36)%
    Highest contract charges                       2.16%              1.39%            (43.78)%
    Remaining contract charges                       --                 --                 --
 2007  Lowest contract charges                     1.40%              1.02%              1.40%
    Highest contract charges                       2.14%              1.01%              0.64%
    Remaining contract charges                       --                 --                 --
 2006  Lowest contract charges                     1.41%              0.97%             17.77%
    Highest contract charges                       2.14%              1.14%             16.89%
    Remaining contract charges                       --                 --                 --
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2010  Lowest contract charges                     1.41%              1.18%             12.23%
    Highest contract charges                       1.90%              1.18%             11.67%
    Remaining contract charges                       --                 --                 --
 2009  Lowest contract charges                     1.40%              1.30%             34.54%
    Highest contract charges                       1.90%              1.29%             33.87%
    Remaining contract charges                       --                 --                 --
 2008  Lowest contract charges                     1.40%              1.31%            (51.18)%
    Highest contract charges                       1.90%              1.84%            (51.42)%
    Remaining contract charges                       --                 --                 --
 2007  Lowest contract charges                     1.39%              0.38%             17.47%
    Highest contract charges                       1.75%              0.38%             17.06%
    Remaining contract charges                       --                 --                 --
 2006  Lowest contract charges                     1.40%              1.45%             18.81%
    Highest contract charges                       1.75%              1.45%             18.40%
    Remaining contract charges                       --                 --                 --
LEGG MASON CLEARBRIDGE VARIABLE EQUITY
 INCOME BUILDER PORTFOLIO
 2010  Lowest contract charges                     1.40%              3.86%             10.70%
    Highest contract charges                         --                 --                 --
    Remaining contract charges                       --                 --                 --
 2009  Lowest contract charges                     1.40%              3.33%             21.20%
    Highest contract charges                         --                 --                 --
    Remaining contract charges                       --                 --                 --
 2008  Lowest contract charges                     1.41%              0.68%            (35.92)%
    Highest contract charges                         --                 --                 --
    Remaining contract charges                       --                 --                 --
 2007  Lowest contract charges                     0.94%              1.36%              0.55%
    Highest contract charges                       1.26%              0.79%              0.21%
    Remaining contract charges                       --                 --                 --
 2006  Lowest contract charges                     1.40%              2.12%             11.00%
    Highest contract charges                       1.90%              3.39%             10.45%
    Remaining contract charges                       --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2010  Lowest contract charges           104,409     $9.050534          $944,958
    Highest contract charges                  30      8.882732               263
    Remaining contract charges             3,032            --            27,248
 2009  Lowest contract charges           125,299      7.871215           986,253
    Highest contract charges               2,030      7.763991            15,760
    Remaining contract charges             3,035            --            23,767
 2008  Lowest contract charges           147,243      6.170510           908,565
    Highest contract charges               2,623      6.116948            16,047
    Remaining contract charges             5,093            --            31,285
 2007  Lowest contract charges           220,928      9.866295         2,179,744
    Highest contract charges               4,099      9.829750            40,289
    Remaining contract charges            14,445            --           142,275
 2006  Lowest contract charges         1,743,672      1.553472         2,708,746
    Highest contract charges              53,339      1.509106            80,495
    Remaining contract charges           121,845            --           186,268
LEGG MASON WESTERN ASSET VARIABLE
 GLOBAL HIGH YIELD BOND PORTFOLIO
 2010  Lowest contract charges            38,181      1.904292            72,707
    Highest contract charges               5,125      1.836238             9,411
    Remaining contract charges                --            --                --
 2009  Lowest contract charges            37,679      1.680391            63,316
    Highest contract charges               5,129      1.626023             8,339
    Remaining contract charges                --            --                --
 2008  Lowest contract charges            53,153      1.095461            58,227
    Highest contract charges               5,134      1.063733             5,462
    Remaining contract charges                --            --                --
 2007  Lowest contract charges            81,278      1.605919           130,526
    Highest contract charges               5,137      1.564895             8,039
    Remaining contract charges                --            --                --
 2006  Lowest contract charges           149,388      1.629638           243,449
    Highest contract charges               5,140      1.593576             8,191
    Remaining contract charges                --            --                --
LEGG MASON CLEARBRIDGE VARIABLE
 INVESTORS PORTFOLIO
 2010  Lowest contract charges           251,851      1.249379           314,657
    Highest contract charges               7,806      1.228844             9,593
    Remaining contract charges                --            --                --
 2009  Lowest contract charges           270,114      1.157459           312,646
    Highest contract charges              14,042      1.107607            15,553
    Remaining contract charges            20,911            --            23,840
 2008  Lowest contract charges           322,956      0.942777           304,476
    Highest contract charges              14,042      0.906691            12,732
    Remaining contract charges            20,920            --            19,456
 2007  Lowest contract charges           545,041      1.485115           809,448
    Highest contract charges              20,987      1.435434            30,125
    Remaining contract charges            34,429            --            50,520
 2006  Lowest contract charges           614,137      1.449498           890,191
    Highest contract charges              17,129      1.408038            24,118
    Remaining contract charges            35,180            --            50,457

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2010  Lowest contract charges          1.40%            1.65%           14.98%
    Highest contract charges            1.90%            0.19%           14.41%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%            1.33%           27.56%
    Highest contract charges            1.90%            1.33%           26.93%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            1.43%          (37.46)%
    Highest contract charges            1.91%            1.26%          (37.77)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.03%            1.24%           (4.33)%
    Highest contract charges            1.39%            1.00%           (4.65)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            1.29%           16.47%
    Highest contract charges            1.90%            1.30%           15.89%
    Remaining contract charges            --               --               --
LEGG MASON WESTERN ASSET VARIABLE
 GLOBAL HIGH YIELD BOND PORTFOLIO
 2010  Lowest contract charges          1.40%            9.01%           13.32%
    Highest contract charges            1.75%            8.95%           12.93%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%            9.34%           53.40%
    Highest contract charges            1.74%           10.84%           52.86%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.40%            7.68%          (31.79)%
    Highest contract charges            1.75%           11.09%          (32.03)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            5.52%           (1.46)%
    Highest contract charges            1.74%            7.21%           (1.80)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            4.90%            9.11%
    Highest contract charges            1.75%            6.00%            8.72%
    Remaining contract charges            --               --               --
LEGG MASON CLEARBRIDGE VARIABLE
 INVESTORS PORTFOLIO
 2010  Lowest contract charges          1.40%            2.93%            7.94%
    Highest contract charges            1.55%            2.85%            7.78%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.40%            1.86%           22.77%
    Highest contract charges            1.90%            1.93%           22.16%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.41%            1.06%          (36.52)%
    Highest contract charges            1.91%            1.00%          (36.84)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.40%            1.18%            2.46%
    Highest contract charges            1.89%            1.27%            1.95%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.40%            1.65%           16.62%
    Highest contract charges            1.90%            4.40%           16.03%
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges            35,418    $10.023866          $355,028
    Highest contract charges               5,352     14.428775            77,229
    Remaining contract charges           116,882            --         1,253,674
 2009  Lowest contract charges            31,238      9.010887           281,478
    Highest contract charges               5,353     13.186444            70,591
    Remaining contract charges           107,754            --         1,052,856
 2008  Lowest contract charges            17,005      7.322402           124,517
    Highest contract charges               5,355     10.893737            58,331
    Remaining contract charges            78,630            --           651,471
 2007  Lowest contract charges             3,924     17.229559            67,607
    Highest contract charges               4,968     16.476878            81,850
    Remaining contract charges            14,332            --           242,045
 2006  Lowest contract charges             2,394     17.033843            40,772
    Highest contract charges                 734     16.903161            12,413
    Remaining contract charges                --            --                --
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges             6,843     14.988434           102,562
    Highest contract charges               8,984     13.925507           125,101
    Remaining contract charges            11,390            --           164,276
 2009  Lowest contract charges             6,787     13.131153            89,116
    Highest contract charges               9,683     12.341037           119,496
    Remaining contract charges            12,092            --           153,535
 2008  Lowest contract charges             6,816     10.365093            70,648
    Highest contract charges              10,548      9.854026           103,944
    Remaining contract charges            12,263            --           123,639
 2007  Lowest contract charges             6,221     16.364834           101,813
    Highest contract charges              11,199     15.738155           176,247
    Remaining contract charges            14,640            --           234,567
 2006  Lowest contract charges             1,914     16.982646            32,506
    Highest contract charges               2,522     16.521234            41,673
    Remaining contract charges             4,989            --            83,535
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges            10,126      1.194023            12,090
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2009  Lowest contract charges            10,126      1.073635            10,871
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2008  Lowest contract charges            10,126      0.947268             9,592
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2007  Lowest contract charges            10,126      1.361298            13,784
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2006  Lowest contract charges            10,126      1.288809            13,050
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
INVESCO VAN KAMPEN V. I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges          0.85%            0.10%           11.24%
    Highest contract charges            2.50%            0.10%            9.42%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          0.85%            3.72%           23.06%
    Highest contract charges            2.50%            3.63%           21.05%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          0.70%              --           (30.20)%
    Highest contract charges            2.51%            1.86%          (33.89)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            1.03%            1.15%
    Highest contract charges            2.48%            0.27%           (0.01)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.34%              --            11.24%
    Highest contract charges            1.68%              --            11.09%
    Remaining contract charges            --               --               --
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges          1.35%            0.13%           14.14%
    Highest contract charges            2.50%            0.13%           12.84%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%            4.33%           26.69%
    Highest contract charges            2.50%            4.32%           25.24%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%            2.28%          (36.66)%
    Highest contract charges            2.51%            2.31%          (37.39)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.34%            0.83%           (3.64)%
    Highest contract charges            2.47%            0.44%           (4.74)%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%              --            11.38%
    Highest contract charges            2.47%              --            10.90%
    Remaining contract charges            --               --               --
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges          1.85%            1.79%           11.21%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.85%            2.06%           13.34%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.85%            2.46%          (30.41)%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.84%            2.25%            5.62%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.85%            2.32%           10.09%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges             6,897     $1.465421           $10,108
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2009  Lowest contract charges             6,897      1.387455             9,569
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2008  Lowest contract charges             6,897      1.255427             8,659
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2007  Lowest contract charges             6,897      1.242914             8,573
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2006  Lowest contract charges             6,897      1.186333             8,183
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges             6,769      1.156101             7,825
    Highest contract charges               9,042      1.106480            10,005
    Remaining contract charges             9,706            --            10,948
 2009  Lowest contract charges             8,100      1.029466             8,339
    Highest contract charges               9,027      0.990225             8,938
    Remaining contract charges                --            --                --
 2008  Lowest contract charges            11,475      0.892888            10,246
    Highest contract charges               8,113      0.863150             7,003
    Remaining contract charges                --            --                --
 2007  Lowest contract charges            14,341      1.424572            20,430
    Highest contract charges               7,810      1.384045            10,809
    Remaining contract charges                --            --                --
 2006  Lowest contract charges            14,341      1.404613            20,143
    Highest contract charges               7,970      1.371494            10,930
    Remaining contract charges                --            --                --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges           181,782      1.729386           314,371
    Highest contract charges              48,615      0.973781            47,341
    Remaining contract charges         1,398,251            --         1,535,152
 2009  Lowest contract charges             9,195      0.962713             8,853
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2008  Lowest contract charges             8,227      0.870506             7,162
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2007  Lowest contract charges             7,022      1.567025            11,003
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2006  Lowest contract charges             7,298      1.416803            10,340
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges          1.35%            3.38%            5.62%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%            4.51%           10.52%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%            4.78%            1.01%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.35%            4.57%            4.77%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            4.39%            2.46%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges          1.35%            0.86%           12.30%
    Highest contract charges            1.85%            0.86%           11.74%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%            2.03%           15.30%
    Highest contract charges            1.85%            2.03%           14.72%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.36%            1.91%          (37.32)%
    Highest contract charges            1.85%            1.94%          (37.64)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.35%            1.52%            1.42%
    Highest contract charges            1.85%            1.50%            0.92%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.35%            1.56%           16.96%
    Highest contract charges            1.85%            1.47%           16.38%
    Remaining contract charges            --               --               --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges          0.55%              --            13.90%
    Highest contract charges            1.01%              --            13.37%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.85%            3.15%           10.59%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.85%            1.98%          (44.45)%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.84%            0.01%           10.60%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.85%            1.69%           18.59%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --

-------------------------------------------------------------------------------

                                                      UNIT          CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND+
 2010  Lowest contract charges               565    $12.793044            $7,221
    Highest contract charges               1,144     12.720756            14,551
    Remaining contract charges           151,788            --         1,849,596
 2009  Lowest contract charges               496      1.356932               674
    Highest contract charges               4,155      1.322620             5,496
    Remaining contract charges             3,502            --             4,703
 2008  Lowest contract charges               555      0.902819               501
    Highest contract charges               4,317      0.882620             3,810
    Remaining contract charges             2,453            --             2,194
 2007  Lowest contract charges             2,412      1.552301             3,743
    Highest contract charges               4,212      1.534932             6,464
    Remaining contract charges                --            --                --
 2006  Lowest contract charges             4,770      1.373834             6,553
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges               222     15.612951             3,469
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2009  Lowest contract charges               223     11.675368             2,609
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
 2008  Lowest contract charges               225      8.434447             1,898
    Highest contract charges                  --            --                --
    Remaining contract charges                --            --                --
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges               263     12.253941             3,227
    Highest contract charges               1,592     12.132226            19,316
    Remaining contract charges         1,400,660            --        17,064,165

                                                    INVESTMENT
                                      EXPENSE         INCOME            TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**         RETURN***
---------------------------------  -----------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND+
 2010  Lowest contract charges          0.13%              --            27.93%
    Highest contract charges            1.14%              --            27.21%
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.58%              --            50.30%
    Highest contract charges            1.85%              --            49.85%
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.55%              --           (42.33)%
    Highest contract charges            1.86%              --           (42.50)%
    Remaining contract charges            --               --               --
 2007  Lowest contract charges          1.60%              --            11.95%
    Highest contract charges            1.85%              --            11.73%
    Remaining contract charges            --               --               --
 2006  Lowest contract charges          1.85%              --            20.50%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges          1.35%              --            33.73%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2009  Lowest contract charges          1.35%              --            38.43%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
 2008  Lowest contract charges          1.35%              --           (45.10)%
    Highest contract charges              --               --               --
    Remaining contract charges            --               --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges          0.12%              --            22.54%
    Highest contract charges            1.23%              --            21.32%
    Remaining contract charges            --               --               --

   * This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

  ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Accounts invest.

 *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

   #  Rounded unit values

   +  See parenthetical in Note 1 for this Sub-Account.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable), Annual Maintenance Fees and Distribution Charges assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.10% to 1.55% of the Sub-Account's average daily net assets for mortality and expense risk charges undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the Sub-Account's average daily net assets for these services.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, The Hartford's Principal First Charge, The Hartford's Principal First Preferred Charge, MAV70 Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These charges range from 0.15% to 0.75% of the contract's value.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65% respectively. The Company has the right to increase both The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both The Hartford's Lifetime Income Selects and The Hartford's Lifetime Income Portfolios to a maximum charge of 1.50%. The Company also offers a Return of Premium Death Benefit rider. This charge is based on a percentage of premium payments adjusted for surrenders on each contract anniversary. The current rider charge is 0.30%. The Company has a right to increase this charge up to a maximum of 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

DISTRIBUTION CHARGE:

    A Distribution Charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment.

    This charge is a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------